--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                                      AND
                        THE DFA INVESTMENT TRUST COMPANY

                                  SEMI-ANNUAL
                                     REPORT

                         SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)

                 ---------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

Schedules of Investments
    The U.S. Large Company Portfolio..................................         1
    The Enhanced U.S. Large Company Portfolio.........................         1
    The U.S. Large Cap Value Portfolio................................         1
    The U.S. 6-10 Value Portfolio.....................................         2
    The U.S. 6-10 Small Company Portfolio.............................         2
    The U.S. 9-10 Small Company Portfolio.............................         2
    The DFA Real Estate Securities Portfolio..........................         3
    The Large Cap International Portfolio.............................         5
    The RWB/DFA International High Book to Market Portfolio...........        10
    The International Small Company Portfolio.........................        10
    The Japanese Small Company Portfolio..............................        10
    The Pacific Rim Small Company Portfolio...........................        11
    The United Kingdom Small Company Portfolio........................        11
    The Continental Small Company Portfolio...........................        11
    The DFA International Small Cap Value Portfolio...................        12
    The Emerging Markets Portfolio....................................        30
    The Emerging Markets Small Cap Portfolio..........................        30
    The DFA One-Year Fixed Income Portfolio...........................        30
    The DFA Two-Year Global Fixed Income Portfolio....................        30
    The DFA Five-Year Government Portfolio............................        31
    The DFA Global Fixed Income Portfolio.............................        32
    The DFA Intermediate Government Fixed Income Portfolio............        34

Statements of Assets and Liabilities..................................        35

Statements of Operations..............................................        38

Statements of Changes in Net Assets...................................        44

Financial Highlights..................................................        50

Notes to Financial Statements.........................................        67

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        THE DFA INVESTMENT TRUST COMPANY

                               SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

Schedules of Investments
    The U.S. Large Company Series.....................................        75
    The Enhanced U.S. Large Company Series............................        80
    The U.S. Large Cap Value Series...................................        82
    The U.S. 4-10 Value Series........................................        84
    The U.S. 6-10 Value Series........................................        87
    The U.S. 6-10 Small Company Series................................       104
    The U.S. 9-10 Small Company Series................................       136
    The DFA International Value Series................................       161
    The Japanese Small Company Series.................................       169
    The Pacific Rim Small Company Series..............................       176
    The United Kingdom Small Company Series...........................       187
    The Continental Small Company Series..............................       194
    The Emerging Markets Series.......................................       204
    The Emerging Markets Small Cap Series.............................       213
    The DFA One-Year Fixed Income Series..............................       220
    The DFA Two-Year Global Fixed Income Series.......................       222

Statements of Assets and Liabilities..................................       224

Statements of Operations..............................................       226

Statements of Changes in Net Assets...................................       229

Financial Highlights..................................................       233

Notes to Financial Statements.........................................       240

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            SCHEDULES OF INVESTMENTS
                        THE U.S. LARGE COMPANY PORTFOLIO
                                  MAY 31, 1998
                                  (UNAUDITED)

                                                                                                                  VALUE+
                                                                                                             ----------------
Investment in The U.S. Large Company Series of The DFA Investment Trust Company............                  $    463,290,484
                                                                                                             ----------------
    Total Investments (100%) (Cost $290,948,432)++.........................................                  $    463,290,484
                                                                                                             ----------------
                                                                                                             ----------------

--------------
++The cost for federal income tax purposes is $293,534,414.

                   THE ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                  MAY 31, 1998
                                  (UNAUDITED)

                                                                                                SHARES          VALUE+
                                                                                            --------------  --------------
Investment in The Enhanced U.S. Large Company Series of The DFA Investment Trust
  Company.................................................................................       4,208,514  $   51,806,805
                                                                                                            --------------
    Total Investments (100%) (Cost $44,963,527)++.........................................                  $   51,806,805
                                                                                                            --------------
                                                                                                            --------------

--------------
++The cost for federal income tax purposes is $45,732,624.

                       THE U.S. LARGE CAP VALUE PORTFOLIO

                                  MAY 31, 1998

                                  (UNAUDITED)

                                                                                               SHARES            VALUE+
                                                                                           --------------  ------------------
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company........      53,467,601  $    1,068,817,335
                                                                                                           ------------------
    Total Investments (100%) (Cost $733,058,847)++.......................................                  $    1,068,817,335
                                                                                                           ------------------
                                                                                                           ------------------

--------------
++The cost for federal income tax purposes is $735,382,776.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                            SCHEDULES OF INVESTMENTS
                         THE U.S. 6-10 VALUE PORTFOLIO
                                  MAY 31, 1998

                                  (UNAUDITED)

                                                                                               SHARES            VALUE+
                                                                                           --------------  ------------------
Investment in The U.S. 6-10 Value Series of The DFA Investment Trust Company.............     120,038,866  $    2,490,806,483
                                                                                                           ------------------
    Total Investments (100%) (Cost $1,799,510,157)++.....................................                  $    2,490,806,483
                                                                                                           ------------------
                                                                                                           ------------------

--------------
++The cost for federal income tax purposes is $1,803,262,335.

                     THE U.S. 6-10 SMALL COMPANY PORTFOLIO

                                  MAY 31, 1998

                                  (UNAUDITED)

                                                                                                SHARES           VALUE+
                                                                                            --------------  ----------------
Investment in The U.S. 6-10 Small Company Series of The DFA Investment Trust Company......      28,116,897  $    379,015,772
                                                                                                            ----------------
    Total Investments (100%) (Cost $278,596,763)++........................................                  $    379,015,772
                                                                                                            ----------------
                                                                                                            ----------------

--------------
++The cost for federal income tax purposes is $281,418,876.

                     THE U.S. 9-10 SMALL COMPANY PORTFOLIO

                                  MAY 31, 1998

                                  (UNAUDITED)

                                                                                               SHARES            VALUE+
                                                                                           --------------  ------------------
Investment in The U.S. 9-10 Small Company Series of The DFA Investment Trust Company.....     150,545,050  $    1,588,250,278
                                                                                                           ------------------
    Total Investments (100%) (Cost $1,110,294,052)++.....................................                  $    1,588,250,278
                                                                                                           ------------------
                                                                                                           ------------------

--------------
++The cost for federal income tax purposes is $1,129,246,328.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                    THE DFA REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (98.5%)
 AMB Property Corp.....................................       109,200  $  2,600,325
 AMLI Residential Properties Trust.....................        15,900       356,756
 Aegis Realty, Inc.....................................         3,800        43,700
 Agree Realty Corp.....................................         4,300        86,269
 Alexandria Real Estate Equities, Inc..................        10,100       320,044
 American General Hospitality Corp.....................        17,100       406,125
 American Industrial Properties........................         4,100        51,506
 American Real Estate Investment Corp..................         1,600        30,600
 American Realty Trust, Inc............................        15,300       222,806
 Apartment Investment & Management Co. Class A.........        33,546     1,308,294
 Arden Realty Group, Inc...............................        48,800     1,338,950
 Associated Estates Realty Corp........................        16,700       317,300
 Avalon Properties, Inc................................        37,500     1,054,687
 BRE Properties, Inc. Class A..........................        36,060       955,590
 Bay Apartment Communities, Inc........................        22,200       815,850
 Bedford Property Investors, Inc.......................        19,150       368,637
 Berkshire Realty Co...................................        32,200       388,412
 Boddie-Noell Properties, Inc..........................         4,900        69,519
 Boston Properties, Inc................................        49,300     1,676,200
 Boykin Lodging Trust, Inc.............................        12,100       256,369
 Bradley Real Estate, Inc..............................        21,355       445,786
 Brandywine Realty Trust...............................        25,100       582,006
 Burnham Pacific Properties, Inc.......................        23,000       323,437
 CBL & Associates Properties, Inc......................        23,500       577,219
 #CCA Prison Realty Trust..............................        16,100       504,131
 Camden Property Trust.................................        52,224     1,596,096
 *Capital Trust Class A................................         8,900        86,775
 Captec Net Lease Realty, Inc..........................         8,200       129,406
 Carramerica Realty Corp...............................        56,100     1,570,800
 Centerpoint Properties Corp...........................        18,500       626,687
 Chateau Communities, Inc..............................        24,776       733,989
 Chelsea GCA Realty, Inc...............................        13,600       544,850
 *Clevetrust Realty Investors..........................         5,800         3,534
 Colonial Properties Trust.............................        20,400       619,650
 Commercial Net Lease Realty, Inc......................        23,900       383,894
 Cornerstone Properties, Inc...........................        83,300     1,457,750
 Cousins Properties, Inc...............................        28,700       878,937
 Crescent Real Estate Equities, Inc....................        99,800     3,418,150
 Crown American Realty Trust...........................        27,200       275,400
 Developers Diversified Realty Corp....................        25,700     1,007,119
 Duke Realty Investments, Inc..........................        76,700     1,735,337
 *EQK Realty Investors.................................         8,200         8,712
 Eastgroup Properties, Inc.............................        14,277       286,432
 Entertainment Properties Trust........................        12,000       231,000
 Equity Inns, Inc......................................        31,000       443,687
 #Equity Office Properties Trust.......................       213,762     5,878,455
 Equity Residential Properties Corp....................        78,803     3,856,422
 Essex Property Trust..................................        13,600       442,000
 *Excel Legacy Corp....................................        18,500        95,969
 Excel Realty Trust, Inc...............................        18,500       504,125
 *FAC Realty, Inc......................................        12,000       107,250
 Federal Realty Investment Trust.......................        38,300       947,925

                                                               SHARES        VALUE+
                                                         ------------  ------------

 Felcor Suite Hotels, Inc..............................        32,400  $  1,115,775
 First Industrial Realty Trust, Inc....................        32,300     1,001,300
 First Union Real Estate Equity & Mortgage
   Investments.........................................        27,400       299,687
 First Washington Realty Trust, Inc....................         6,400       161,200
 Franklin Select Realty Trust Class A..................        12,100        80,919
 Gables Residential Trust..............................        19,100       532,412
 General Growth Properties.............................        34,300     1,269,100
 Glenborough Realty Trust, Inc.........................        27,900       781,200
 Glimcher Realty Trust.................................        21,500       447,469
 Golf Trust America, Inc...............................         6,300       206,325
 Great Lakes Reit, Inc.................................        13,600       248,200
 Grove Property Trust..................................         3,400        35,062
 *HMG Courtland Properties, Inc........................         1,100         5,741
 Haagen (Alexander) Properties, Inc....................        13,200       195,525
 Highwood Properties, Inc..............................        40,500     1,336,500
 Home Properties of New York, Inc......................         7,600       203,300
 Horizon Group, Inc....................................        23,400       260,325
 Hospitality Properties Trust..........................        33,700     1,053,125
 Humphrey Hospitality Trust............................         3,000        30,750
 IRT Property Co.......................................        31,400       357,175
 Innkeepers USA Trust..................................        29,100       405,581
 Irvine Apartment Communities, Inc.....................        24,500       731,937
 JDN Realty Corp.......................................        16,300       529,750
 JP Realty, Inc........................................        17,300       395,737
 Jameson Inns, Inc.....................................         9,600       106,200
 Kilroy Realty Corp....................................        21,200       555,175
 #Kimco Realty Corp....................................        35,800     1,393,962
 Koger Equity, Inc.....................................        22,000       462,000
 Kranzco Realty Trust, Inc.............................        10,200       182,962
 Lexington Corporate Properties Trust..................        14,200       200,575
 Liberty Property Trust................................        44,700     1,181,756
 MGI Properties........................................        21,900       532,444
 Macerich Co...........................................        25,400       685,800
 Mack-California Realty Corp...........................        44,000     1,584,000
 Malan Realty Investors, Inc...........................         3,400        60,350
 Manufactured Home Communities, Inc....................        24,500       610,969
 Mark Centers Trust....................................        10,000        79,375
 Meridian Industrial Trust, Inc........................        14,800       344,100
 Merry Land & Investment Co., Inc......................        37,500       832,031
 Mid-America Apartment Communities, Inc................        14,900       401,369
 Mid-America Realty Investments, Inc...................         8,200        86,613
 Mid-Atlantic Realty Trust.............................         7,800       104,813
 Mills Corp............................................        21,900       540,656
 Monmouth Real Estate Investment Corp. Class A.........         3,700        25,206
 National Golf Properties, Inc.........................        11,000       330,688
 New Plan Realty Trust.................................        57,700     1,352,344
 PS Business Parks, Inc................................         1,600        38,200
 Pacific Gulf Properties, Inc..........................        16,900       367,575
 Pan Pacific Retail Properties, Inc....................        14,600       309,338
 Parkway Properties, Inc...............................         7,650       236,672

THE DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Patriot American Hospitality, Inc. (Paired Shares)....        42,300  $  1,012,556
 Pennsylvania Real Estate Investment Trust.............         7,800       183,788
 Post Properties, Inc..................................        29,670     1,220,179
 Prentiss Properties Trust.............................        28,000       715,750
 Price Real Estate Investment Trust, Inc. Class B......        10,500       500,719
 Prime Group Realty Trust..............................         5,000       102,500
 Prime Retail, Inc.....................................        28,800       379,800
 #Property Capital Trust...............................         9,300         7,556
 #Public Storage, Inc..................................        93,596     2,807,880
 RFS Hotel Investors, Inc..............................        23,900       475,013
 Realty Income Corp....................................        22,700       602,969
 #Reckson Associates Realty Corp.......................        33,700       838,288
 Regency Realty Corp...................................        20,100       492,450
 SL Green Realty Corp..................................         7,800       176,963
 Saul Centers, Inc.....................................        12,100       210,238
 Security Capital Atlantic, Inc........................        41,100       917,044
 Security Capital Industrial Trust.....................       151,300     3,725,763
 Security Capital Pacific Trust........................        76,700     1,730,544
 Shurgard Storage Centers, Inc. Class A................        27,200       780,300
 Simon Debartolo Group, Inc............................        92,648     3,092,127
 Sizeler Property Investors, Inc.......................         8,200        88,663
 Smith (Charles E.) Residential Realty, Inc............        11,800       382,025
 Sovran Self Storage, Inc..............................        10,900       297,706
 #Spieker Properties, Inc..............................        39,400     1,568,613
 #Starwood Lodging Trust...............................       116,050     5,476,109
 Storage Trust Realty..................................        13,100       316,038
 Storage USA, Inc......................................        25,000       929,688
 Summit Properties, Inc................................        22,700       452,581
 Sun Communities, Inc..................................        14,400       488,700
 Sunstone Hotel Investors, Inc.........................        18,100       260,188
 Tanger Factory Outlet Centers, Inc....................         6,800       211,225
 Taubman Centers, Inc..................................        45,300       620,044
 Town & Country Trust..................................        14,000       230,125
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Transcontinental Realty Investors, Inc................         3,500  $     53,375
 Trinet Corporate Realty Trust, Inc....................        18,100       631,238
 United Dominion Realty Trust, Inc.....................        78,082     1,102,908
 United Mobile Homes, Inc..............................         5,800        65,250
 Urban Shopping Centers, Inc...........................        15,200       501,600
 Urstadt Biddle Properties, Inc........................         5,000        90,000
 Vornado Realty Trust..................................        51,054     1,959,197
 Walden Residential Properties, Inc....................        15,600       378,300
 Washington Real Estate Investment Trust...............        31,500       557,156
 Weeks Corp............................................        15,600       498,225
 Weingarten Realty Investors...........................        23,800     1,017,450
 *Wellsford Real Properties, Inc.......................         2,984        41,776
 Western Investment Real Estate Trust..................        15,300       210,375
 Westfield America, Inc................................        95,000     1,662,500
 Winston Hotels, Inc...................................        14,100       169,200
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $95,807,303)...................................                 107,492,819
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (1.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
   06/01/98 (Collateralized by U.S. Treasury Notes
   5.875%, 08/31/99, valued at $1,678,875) to be
   repurchased at $1,649,721. (Cost $1,649,000)........  $      1,649     1,649,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $97,456,303)++.................................                $109,141,819
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++The cost for federal income tax purposes is $95,536,673.

                See accompanying Notes to Financial Statements.

                     THE LARGE CAP INTERNATIONAL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
UNITED KINGDOM -- (21.7%)
COMMON STOCKS -- (21.7%)
  Abbey National P.L.C.................................        27,800  $    495,498
  BAT Industries P.L.C.................................        62,999       566,573
  BG P.L.C.............................................        81,353       418,884
  BOC Group P.L.C......................................        10,645       168,381
  BTR P.L.C............................................        66,768       219,120
  Barclays P.L.C.......................................        31,438       837,691
  Bass P.L.C...........................................        16,428       301,380
  Boots Co., P.L.C.....................................        20,298       304,190
  British Petroleum Co., P.L.C.........................       119,728     1,755,222
  British Telecommunications P.L.C.....................       135,496     1,411,900
  Cable and Wireless P.L.C.............................        45,778       517,329
  Cadbury Schweppes P.L.C..............................        21,986       335,761
  Diageo P.L.C.........................................        82,864       935,756
  EMI Group P.L.C......................................        14,688       124,071
  General Electric Co. P.L.C...........................        57,881       473,823
  Glaxo Wellcome P.L.C.................................        72,176     1,939,665
  Granada Group P.L.C..................................        17,275       323,679
  Great Universal Stores P.L.C.........................        21,200       300,941
  HSBC Holdings P.L.C..................................        17,000       443,553
  Imperial Chemical Industries P.L.C...................        15,800       299,134
  Lloyds TSB Group P.L.C...............................       127,310     1,846,653
  Marks & Spencer P.L.C................................        60,750       540,898
  National Power P.L.C.................................        23,900       222,152
  National Westminster Bank P.L.C......................        39,980       729,541
  Prudential Corp. P.L.C...............................        44,788       594,515
  Reuters Holdings Group P.L.C.........................        29,640       339,548
  Rio Tinto P.L.C......................................        25,526       318,643
  Royal & Sun Alliance Insurance Group, Inc. P.L.C.....        17,153       181,675
  Safeway P.L.C........................................        24,333       147,709
  Sainsbury (J.) P.L.C.................................        38,828       306,772
  Shell Transport & Trading Co., P.L.C.................       201,600     1,487,599
  Smithkline Beecham P.L.C.............................        72,514       784,584
  Standard Chartered P.L.C.............................        19,336       239,954
  Tesco P.L.C..........................................        48,167       422,580
  Unilever P.L.C.......................................        68,800       754,497
  Vodafone Group P.L.C.................................        62,438       685,237
  Zeneca Group P.L.C...................................        15,200       616,943
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,073,126)...................................                  22,392,051
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *British Pound Sterling
    (Cost $61,880).....................................                      61,922
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $10,135,006)...................................                  22,453,973
                                                                       ------------
JAPAN -- (21.0%)
COMMON STOCKS -- (21.0%)
  Acom Co., Ltd........................................         1,000        44,311
  Advantest Corp.......................................           770        47,568
  Ajinomoto Co., Inc...................................        11,000        92,484
  #All Nippon Airways Co., Ltd.........................        24,000        88,161
  #Asahi Bank, Ltd.....................................        41,000       154,159
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Asahi Breweries, Ltd.................................         3,000  $     37,672
  Asahi Chemical Industry Co., Ltd.....................        27,000        93,335
  Asahi Glass Co., Ltd.................................        21,000       113,362
  #Bank of Tokyo-Mitsubishi, Ltd.......................        94,200       968,751
  Bank of Yokohama, Ltd................................        20,000        48,786
  Bridgestone Corp.....................................        15,000       342,078
  Canon, Inc...........................................        16,000       381,049
  Chiba Bank, Ltd......................................        11,000        39,137
  Chubu Electric Power Co., Ltd........................        14,100       208,602
  Chugoku Electric Power Co., Ltd......................         6,600        92,881
  Dai Nippon Printing Co., Ltd.........................        13,000       213,907
  #Dai-Ichi Kangyo Bank, Ltd...........................        56,000       350,796
  #Daiwa Bank, Ltd.....................................        23,000        44,816
  Daiwa House Industry Co., Ltd........................         9,000        70,083
  Daiwa Securities Co., Ltd............................        22,000        83,672
  Denso Corp...........................................        15,000       254,393
  East Japan Railway Co................................            75       356,150
  Fanuc, Ltd...........................................         4,300       158,265
  #Fuji Bank, Ltd......................................        52,000       255,187
  Fuji Photo Film Co., Ltd.............................         9,000       304,622
  Fujitsu, Ltd.........................................        35,000       401,616
  *Hanwa Co., Ltd......................................         2,000         2,165
  Hitachi, Ltd.........................................        63,000       415,105
  Honda Motor Co., Ltd.................................        18,000       613,142
  #Industrial Bank of Japan............................        45,120       276,780
  Ito-Yokado Co., Ltd..................................         7,000       348,573
  Itochu Corp..........................................        21,000        47,285
  *#Japan Air Lines Co., Ltd...........................        14,000        35,868
  Jusco Co., Ltd.......................................         6,000       104,355
  #Kajima Corp.........................................        17,000        45,639
  Kansai Electric Power Co., Inc.......................        17,600       280,071
  Kao Corp.............................................         6,000        89,633
  Kawasaki Steel Corp..................................        58,000        92,924
  Kinki Nippon Railway Co., Ltd........................        29,000       139,386
  Kirin Brewery Co., Ltd...............................        18,000       167,445
  Kobe Steel, Ltd......................................        42,000        32,129
  Komatsu, Ltd.........................................        15,000        62,786
  Kubota Corp..........................................        25,000        60,441
  Kyocera Corp.........................................         2,000        97,572
  Kyushu Electric Power Co., Inc.......................         8,500       125,753
  #Long Term Credit Bank of Japan, Ltd.................        40,000        58,023
  Marubeni Corp........................................        22,000        44,456
  Marui Co., Ltd.......................................         2,000        30,672
  Matsushita Communication Industrial Co., Ltd.........         1,000        28,146
  Matsushita Electric Industrial Co., Ltd..............        40,000       626,421
  #Matsushita Electric Works, Ltd......................        14,000       117,100
  #Mitsubishi Chemical Corp............................        39,000        69,801
  Mitsubishi Corp......................................        29,000       174,965
  Mitsubishi Electric Corp.............................        36,000        85,216
  Mitsubishi Estate Co., Ltd...........................        17,000       149,309
  Mitsubishi Heavy Industries, Ltd.....................        60,000       208,711
  #Mitsubishi Trust & Banking Corp.....................        23,000       204,164
  Mitsui & Co., Ltd....................................        30,000       153,718
  #Mitsui Trust & Banking Co., Ltd.....................        20,000        46,909

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Murata Manufacturing Co., Ltd........................         1,000  $     29,156
  NEC Corp.............................................        30,000       305,272
  NKK Corp.............................................        63,000        53,650
  Nikko Securities Co., Ltd............................        24,000        75,517
  Nintendo Co., Ltd., Kyoto............................         1,000        93,241
  *#Nippon Credit Bank, Ltd............................        26,000        25,143
  Nippon Express Co., Ltd..............................        19,000       104,348
  Nippon Oil Co., Ltd..................................        22,000        68,271
  Nippon Steel Corp....................................       124,000       210,298
  Nippon Telegraph & Telephone Corp....................           130     1,069,534
  Nissan Motor Co., Ltd................................        47,000       142,460
  Nomura Securities Co., Ltd...........................        35,000       381,409
  Osaka Gas Co., Ltd...................................        48,000       103,576
  Pioneer Electronic...................................         2,000        38,971
  Ricoh Co., Ltd., Tokyo...............................         5,000        53,982
  Rohm Co., Ltd........................................         2,000       212,608
  SMC Corp.............................................           500        40,414
  #Sakura Bank, Ltd....................................        61,000       180,933
  Sankyo Co., Ltd......................................         4,000        96,417
  #Sanwa Bank, Ltd.....................................        52,000       455,584
  Sanyo Electric.......................................        33,000        94,548
  Secom Co., Ltd.......................................         2,000       113,593
  Sega Enterprises, Ltd................................         1,500        28,254
  Seibu Railway Co., Ltd...............................         8,000       241,331
  Seksui House.........................................        12,000        88,767
  #Seven-Eleven Japan Co., Ltd.........................         7,000       448,598
  Sharp Corp. Osaka....................................        19,000       143,016
  Shikoku Electric Power Co., Inc......................         4,200        58,560
  #Shimizu Corp........................................        12,000        32,909
  Shin-Etsu Chemical Co., Ltd..........................         3,000        55,750
  Shiseido Co., Ltd....................................         3,000        34,857
  Shizuoka Bank, Ltd...................................        14,000       151,351
  Sony Corp............................................         7,600       641,720
  Sumitomo Bank, Ltd...................................        56,000       523,364
  Sumitomo Chemical Co., Ltd...........................        29,000        78,064
  Sumitomo Corp........................................        19,000       100,509
  Sumitomo Electric Industries, Ltd....................        13,000       135,756
  #Sumitomo Metal Industries, Ltd. Osaka...............        56,000        86,891
  #Sumitomo Trust & Banking Co., Ltd...................        22,000       115,743
  TDK Corp.............................................         1,000        78,519
  #Taisei Corp.........................................        15,000        29,228
  Taisho Pharmaceutical Co., Ltd.......................         6,000       115,397
  Takeda Chemical Industries, Ltd......................        16,000       413,380
  Tohuku Electric Power Co., Inc.......................         9,000       121,784
  #Tokai Bank, Ltd.....................................        34,000       188,200
  Tokio Marine & Fire Insurance Co., Ltd...............        26,000       246,180
  Tokyo Electric Power Co., Ltd........................        25,700       491,502
  Tokyo Electron, Ltd..................................         1,000        31,754
  Tokyo Gas Co., Ltd...................................        53,000       109,775
  Tokyu Corp...........................................        17,000        55,822
  Toppan Printing Co., Ltd.............................        12,000       130,942
  Toray Industries, Inc................................        25,000       124,490
  Toshiba Corp.........................................        61,000       256,212
  Toyo Seikan Kaisha, Ltd..............................         3,300        39,081
  #Toyo Trust & Banking Co., Ltd.......................        12,000        62,786
  Toyota Motor Corp....................................        72,000     1,782,268
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Yamanouchi Pharmaceutical Co., Ltd...................         6,000  $    133,367
  Yasuda Trust & Banking Co., Ltd......................        16,000        20,092
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $28,057,670)...................................                  21,625,650
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Japanese Yen
    (Cost $3,991)......................................                       3,828
                                                                       ------------
TOTAL -- JAPAN
  (Cost $28,061,661)...................................                  21,629,478
                                                                       ------------
GERMANY -- (11.4%)
COMMON STOCKS -- (11.4%)
  BASF AG..............................................        15,000       698,344
  Bayer AG.............................................        14,000       668,278
  #Bayerische Hypotheken und Wechselbank AG............         4,800       302,357
  Bayerische Motorenwerke AG BMW, Muenchen.............           481       509,386
  *Bayerische Motorenwerke AG BMW, Muenchen Em 98......            96       101,235
  Bayerische Vereinsbank AG............................         4,400       368,972
  #Commerzbank AG......................................         8,490       344,307
  #Daimler-Benz AG.....................................        10,450     1,053,915
  #Deutsche Bank AG....................................         9,800       844,339
  *Deutsche Telekom AG.................................        46,600     1,250,742
  #Dresdner Bank AG, Frankfurt.........................         9,880       555,850
  Hochtief AG..........................................         1,510        69,453
  Hoechst AG...........................................        12,000       584,253
  Mannesmann AG........................................           743       691,201
  RWE AG...............................................        13,250       703,827
  SAP AG (Systeme Anwendungen Produkte in der
    Datenverarbeitung).................................         1,100       568,884
  Siemens AG...........................................        11,000       710,796
  Thyssen AG...........................................           650       169,538
  Veba AG..............................................        12,000       788,876
  Viag AG..............................................           546       306,261
  Volkswagen AG........................................           592       480,496
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $5,183,055)....................................                  11,771,310
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *German Marks
    (Cost $2,963)......................................                       2,963
                                                                       ------------
TOTAL -- GERMANY
  (Cost $5,186,018)....................................                  11,774,273
                                                                       ------------
FRANCE -- (10.0%)
COMMON STOCKS -- (10.0%)
  AXA-UAP..............................................         7,692       875,556
  Accor SA.............................................           508       139,338
  Air Liquide..........................................           700       137,946
  Air Liquide Prime Fidelite...........................         1,826       355,569
  Alcatel Alsthom Cie Generale d'Electricite SA........         5,100     1,091,133
  Banque Nationale de Paris............................         2,247       191,921
  Canal Plus SA........................................           483        87,675
  Carrefour Supermarche SA.............................           900       549,979

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  #Elf Aquitaine.......................................         5,127  $    712,135
  *Euro Disney SCA.....................................        15,150        26,589
  #Generale des Eaux...................................         2,786       559,736
  Generale des Establissements Michelin SA Series B....           509        31,496
  Groupe Danone........................................         2,346       631,715
  Havas SA.............................................           974        76,712
  L'Oreal..............................................         1,540       764,753
  LVMH (Louis Vuitton Moet Hennessy)...................         2,016       422,894
  LaFarge SA...........................................         1,887       191,451
  *LaFarge SA Em 98....................................           157        16,008
  Lyonnais des Eaux SA.................................         2,754       469,989
  Paribas..............................................         2,350       238,819
  Pechiney SA Series A.................................           800        40,717
  Pernod-Ricard........................................         1,260        93,382
  Peugeot SA...........................................           950       185,625
  Pinault Printemps Redoute SA.........................           200       164,639
  Rhone-Poulenc SA Series A............................         3,765       208,930
  Saint-Gobain.........................................         1,984       391,310
  Sanofi SA............................................         2,414       282,848
  Schneider SA.........................................         2,519       213,047
  Societe Generale Paris...............................         1,782       352,959
  Thomson-CSF..........................................         2,324        94,005
  Total SA.............................................         5,485       681,182
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,953,404)....................................                  10,280,058
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *French Francs
    (Cost $22,604).....................................                      22,541
                                                                       ------------
TOTAL -- FRANCE
  (Cost $4,976,008)....................................                  10,302,599
                                                                       ------------
SWITZERLAND -- (7.9%)
COMMON STOCKS -- (7.9%)
  #ABB AG, Baden.......................................           186       315,738
  #Credit Suisse Holding, Zuerich (Namen)..............         3,575       788,196
  *Financiere Richemont AG Units -A-...................           106       151,907
  #Nestle SA, Cham et Vevey............................           853     1,830,457
  Novartis AG, Basel...................................         1,334     2,262,684
  Roche Holding AG, Basel..............................            79     1,308,982
  SBG (Schweizerische Bankgesellschaft)................           556       936,299
  SBV (Schweizerischer Bankverein) (Namen).............         1,546       559,376
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,441,930)....................................                   8,153,639
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Swiss Francs
    (Cost $8,857)......................................                       8,798
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $2,450,787)....................................                   8,162,437
                                                                       ------------
NETHERLANDS -- (6.3%)
COMMON STOCKS -- (6.3%)
  ABN Amro Holding NV..................................         5,959       144,446
  Aegon NV.............................................         1,892       151,618
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Heineken NV..........................................         1,250  $     48,094
  Ing Groep NV.........................................        20,727     1,424,731
  Philips Electronics NV...............................         1,100       104,630
  Polygram NV..........................................           600        32,492
  Royal Dutch Petroleum Co., Den Haag..................        53,200     3,034,583
  #Unilever NV.........................................        19,200     1,527,147
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,301,212)....................................                   6,467,741
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Netherlands Guilder
    (Cost $13,099).....................................                      12,955
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $2,314,311)....................................                   6,480,696
                                                                       ------------
ITALY -- (5.2%)
COMMON STOCKS -- (5.2%)
  #Alleanza Assicurazioni SpA..........................        12,375       171,523
  Alleanza Assicurazioni SpA (Risp)....................           113         1,193
  Assicurazioni Generali SpA, Trieste..................        21,404       688,368
  Banca Commerciale Italiana SpA.......................        34,000       200,888
  *Banca di Roma.......................................        66,500       137,217
  #Banco Ambrosiano Veneto SpA.........................        44,000       274,499
  *Campart SpA.........................................        38,769        39,811
  Credito Italiano.....................................        39,000       217,666
  Edison SpA...........................................        10,000        95,515
  Fiat SpA.............................................        75,900       340,012
  *HPI SpA (Holding di Partecipazioni Industriale).....        18,000        15,912
  ITALGAS SpA, Torino..................................        11,000        50,717
  Ifil Finanziaria Partecipazioni SpA, Torino..........         8,000        41,621
  *Istituto Bancario San Paolo Torino SpA..............        18,500       290,115
  Istituto Mobiliare Italiano IMI SpA..................        13,500       231,301
  Italcementi Fabbriche Riunite Cemento SpA, Bergamo...         1,500        15,587
  La Fondiara Assicurazioni SpA........................         4,200        27,206
  Montedison SpA.......................................        73,260       101,333
  Pirelli SpA..........................................        20,000        66,029
  RAS SpA (Riunione Adriatica di Sicurta)..............         7,465       118,340
  RAS SpA (Riunione Adriatica di Sicurta) (Risp).......           371         3,856
  SAI SpA (Sta Assicuratrice Industriale SpA)..........         2,000        25,956
  *SEAT SpA............................................        86,000        60,848
  Sirti SpA............................................         4,000        24,875
  Telecom Italia Mobile SpA............................       134,740       797,258
  #Telecom Italia SpA, Torino..........................       176,965     1,338,217
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,071,892)....................................                   5,375,863
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Italian Lira
    (Cost $16,269).....................................                      16,351
                                                                       ------------
TOTAL -- ITALY
  (Cost $2,088,161)....................................                   5,392,214
                                                                       ------------

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
SWEDEN -- (3.4%)
COMMON STOCKS -- (3.4%)
  AGA AB Series A......................................         2,900  $     47,217
  AGA AB Series B......................................         2,500        40,065
  Asea AB Series A.....................................        13,000       210,001
  Asea AB Series B.....................................         5,000        80,131
  Astra AB Series A....................................        29,866       600,682
  Astra AB Series B....................................         6,133       119,434
  Foreningssparbanken AB Series A......................         4,500       135,329
  Hennes & Mauritz AB Series B.........................         2,300       129,231
  Sandvik AB Series A..................................         3,200        97,051
  Sandvik AB Series B..................................         1,300        39,344
  Skandinaviska Enskilda Banken Series A...............        10,300       171,646
  Skanska AB...........................................         2,400       113,397
  Svenska Handelsbanken Series A.......................         4,200       176,990
  Swedish Match AB (Frueher Svenska Taendsticks AB)....         8,800        31,015
  Sydkraft AB Series C.................................         2,400        64,360
  Telefon AB L.M. Ericsson Series A....................         3,000        90,411
  Telefon AB L.M. Ericsson Series B....................        36,600     1,044,589
  Volvo AB Series A....................................         2,200        69,532
  Volvo AB Series B....................................         6,600       211,124
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,995,760)....................................                   3,471,549
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Swedish Krona
    (Cost $18,015).....................................                      17,830
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Fastighets AB Balder Rights 06/17/98................         4,200         4,049
  *Swedish Match AB (Frueher Svenska Taendsticks AB)
    Rights 06/12/98....................................         8,800           584
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       4,633
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $2,013,775)....................................                   3,494,012
                                                                       ------------
SPAIN -- (3.3%)
COMMON STOCKS -- (3.3%)
  Banco Popular Espanol SA, Madrid.....................         2,000       158,874
  Banco Santander SA, Santander........................         9,300       468,949
  Bilbao Vizcaya SA, Bilbao............................        12,800       643,743
  ENDESA SA, Madrid....................................        19,700       472,597
  Iberdrola SA.........................................        15,500       256,088
  Repsol SA............................................         5,600       311,615
  SDG SA, Barcelona....................................         2,800       191,706
  Telefonica de Espana SA..............................        19,418       868,782
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,605,580)....................................                   3,372,354
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Spanish Peseta
    (Cost $10,483).....................................                      10,639
                                                                       ------------
TOTAL -- SPAIN
  (Cost $1,616,063)....................................                   3,382,993
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------
AUSTRALIA -- (2.4%)
COMMON STOCKS -- (2.4%)
  Amcor, Ltd...........................................        12,538  $     58,114
  Australia & New Zealand Banking Group, Ltd...........        30,984       220,074
  Boral, Ltd...........................................        23,908        47,620
  Brambles Industries, Ltd.............................         3,950        80,160
  Broken Hill Proprietary Co., Ltd.....................        39,765       340,725
  CSR, Ltd.............................................        16,243        47,715
  Coca-Cola Amatil, Ltd................................         5,108        37,593
  Coles Myer, Ltd......................................        21,764        98,150
  Commonwealth Bank of Australia.......................        11,183       131,684
  Fosters Brewing Group, Ltd...........................        34,148        74,219
  MIM Holdings.........................................        49,683        25,829
  National Australia Bank, Ltd.........................        37,104       514,629
  News Corp., Ltd......................................        19,588       120,849
  Pacific Dunlop, Ltd..................................        19,238        34,824
  Rio Tinto, Ltd.......................................        12,510       150,789
  WMC, Ltd.............................................        30,370        95,111
  Westpac Banking Corp.................................        49,144       324,743
  Woodside Petroleum, Ltd..............................         6,666        38,329
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,844,167)....................................                   2,441,157
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Australian Dollar
    (Cost $10,448).....................................                      10,141
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $1,854,615)....................................                   2,451,298
                                                                       ------------
HONG KONG -- (1.9%)
COMMON STOCKS -- (1.9%)
  CLP Holdings, Ltd....................................        35,500       153,013
  Cathay Pacific Airways, Ltd..........................        61,000        41,722
  Citic Pacific, Ltd...................................        24,000        58,382
  Hang Seng Bank, Ltd..................................        39,000       290,650
  Henderson Land Development Co., Ltd..................        18,000        63,647
  Hong Kong Telecommunications, Ltd....................       231,058       415,958
  Hong Kong Electric Holdings, Ltd.....................        30,500        89,544
  Hutchison Whampoa, Ltd...............................        73,000       381,533
  *New World Development Co. Ltd.......................        31,000        73,210
  Sung Hungkai Properties, Ltd.........................        47,000       226,842
  Swire Pacific, Ltd. Series A.........................        27,000        99,826
  Wharf Holdings, Ltd..................................        41,000        52,381
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,605,712)....................................                   1,946,708
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Hong Kong Dollars
    (Cost $17,378).....................................                      17,375
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $2,623,090)....................................                   1,964,083
                                                                       ------------
BELGIUM -- (1.6%)
COMMON STOCKS -- (1.6%)
  Electrabel SA........................................         1,300       325,491
  *Etablissement Delhaize Freres & Cie le Lion SA
    Molenbeek-Saint-Jean...............................           700        48,102

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  #Fortis AG...........................................         1,000  $    285,757
  Generale de Banque SA................................           400       293,105
  *Ing Groep NV........................................         1,200        84,747
  #Petrofina SA, Bruxelles.............................           500       205,473
  Solvay SA............................................         2,000       146,688
  Tractebel (Cie Reunies Electrobel et Tractionel
    SA)................................................         2,100       278,327
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,307,585)....................................                   1,667,690
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Belgian Francs
    (Cost $17,712).....................................                      17,753
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Ing Groep NV Warrants 01/05/08
    (Cost $0)..........................................           200         6,379
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $1,325,297)....................................                   1,691,822
                                                                       ------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
  Bikuben Girobank A.S.................................           670        39,460
  Carlsberg A.S. Series B..............................           650        45,077
  Dampskibsselskabet AF 1912 A.S.......................            10        94,968
  Dampskibsselskabet Svendborg A.S.....................             5        65,521
  Danisco A.S..........................................         1,380        86,151
  Fls Industries.......................................           890        24,636
  Novo Nordisk A.S. Series B...........................         1,470       231,590
  Tele Danmark A.S. Series B...........................         1,450       135,782
  Unidanmark A.S. Series A.............................         1,070        86,492
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $788,189)......................................                     809,677
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Danish Krone
    (Cost $1,515)......................................                       1,517
                                                                       ------------
TOTAL -- DENMARK
  (Cost $789,704)......................................                     811,194
                                                                       ------------
SINGAPORE -- (0.6%)
COMMON STOCKS -- (0.6%)
  Cerebos Pacific, Ltd.................................        10,000        15,771
                                                               SHARES        VALUE+
                                                         ------------  ------------

  City Developments, Ltd...............................        26,000  $     93,966
  *Creative Technology Co., Ltd........................         3,000        54,659
  Cycle & Carriage, Ltd................................         7,000        21,744
  Fraser & Neave, Ltd..................................        10,000        34,050
  Keppel Bank of Singapore, Ltd........................        20,000        20,311
  Keppel Corp., Ltd....................................        25,000        49,880
  Singapore Land, Ltd..................................        11,000        22,999
  #Singapore Telecommunications, Ltd...................       161,000       226,976
  Straits Steamship Land, Ltd..........................        22,000        21,159
  Tat Lee Bank.........................................        18,000        15,376
  Wing Tai Holdings, Ltd...............................        19,000        10,669
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $908,313)......................................                     587,560
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Singapore Dollars
    (Cost $2,061)......................................                       1,974
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $910,374)......................................                     589,534
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.5%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
    06/01/98 (Collateralized by U.S. Treasury Notes
    5.25%, 01/31/01, valued at $2,612,663) to be
    repurchased at $2,570,124. (Cost $2,569,000).......  $      2,569     2,569,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $68,913,870)++.....                $103,149,606
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++The cost for federal income tax purposes is $69,430,079.

                See accompanying Notes to Financial Statements.

                            SCHEDULES OF INVESTMENTS
            THE RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                                  MAY 31, 1998
                                  (UNAUDITED)

                                                                                                  SHARES           VALUE+
                                                                                               -------------  ----------------
Investment in The DFA International Value Series of The DFA Investment Trust Company.........     24,791,786  $    318,822,363
                                                                                                              ----------------
    Total Investments (100%) (Cost $251,144,547)++...........................................                 $    318,822,363
                                                                                                              ----------------
                                                                                                              ----------------

--------------
++The cost for federal income tax purposes is $253,765,746.

                   THE INTERNATIONAL SMALL COMPANY PORTFOLIO
                                  MAY 31, 1998

                                  (UNAUDITED)

                                                                                                                   VALUE+
                                                                                                              ----------------
Investment in The Japanese Small Company Series of The DFA Investment Trust Company (23.5%)
  (Cost $119,356,847)........................................................................                 $     68,316,166
Investment in The Pacific Rim Small Company Series of The DFA Investment Trust Company
  (13.6%)
  (Cost $67,105,358).........................................................................                       39,527,347
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company
  (20.0%)
  (Cost $49,134,910).........................................................................                       57,940,424
Investment in The Continental Small Company Series of The DFA Investment Trust Company
  (42.7%)
  (Cost $90,784,825).........................................................................                      123,956,854
Temporary Cash Investments (0.2%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%, 06/01/98
    (Collateralized by U.S. Treasury Note 6.50%, 08/31/01 valued at $697,638) to be repurchased at $685,300
    (Cost $685,000)..........................................................................                          685,000
                                                                                                              ----------------
    Total Investments (100%) (Cost $327,066,940)++...........................................                 $    290,425,791
                                                                                                              ----------------
                                                                                                              ----------------

--------------
++Approximates cost for federal income tax purposes.

                      THE JAPANESE SMALL COMPANY PORTFOLIO

                                  MAY 31, 1998

                                  (UNAUDITED)

                                                                                                                   VALUE+
                                                                                                              ----------------
Investment in The Japanese Small Company Series of The DFA Investment Trust Company..........                 $    111,314,037
                                                                                                              ----------------
    Total Investments (100%) (Cost $282,164,654)++...........................................                 $    111,314,037
                                                                                                              ----------------
                                                                                                              ----------------

--------------
++The cost for federal income tax purposes is $288,373,856.

--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                            SCHEDULES OF INVESTMENTS

                    THE PACIFIC RIM SMALL COMPANY PORTFOLIO

                                  MAY 31, 1998

                                  (UNAUDITED)

                                                                                                                  VALUE+
                                                                                                              --------------
Investment in The Pacific Rim Small Company Series of The DFA Investment Trust Company.......                 $   89,114,698
                                                                                                              --------------
    Total Investments (100%) (Cost $165,941,565)++...........................................                 $   89,114,698
                                                                                                              --------------
                                                                                                              --------------

--------------
++Approximates cost for federal income tax purposes.

                   THE UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                  MAY 31, 1998

                                  (UNAUDITED)

                                                                                                                   VALUE+
                                                                                                              ----------------
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company....                 $    116,372,223
                                                                                                              ----------------
    Total Investments (100%) (Cost $78,603,223)++............................................                 $    116,372,223
                                                                                                              ----------------
                                                                                                              ----------------

--------------
++Approximates cost for federal income tax purposes.

                    THE CONTINENTAL SMALL COMPANY PORTFOLIO
                                  MAY 31, 1998

                                  (UNAUDITED)

                                                                                                                   VALUE+
                                                                                                              ----------------
Investment in The Continental Small Company Series of The DFA Investment Trust Company.......                 $    253,292,048
                                                                                                              ----------------
    Total Investments (100%) (Cost $153,161,175)++...........................................                 $    253,292,048
                                                                                                              ----------------
                                                                                                              ----------------

--------------
++The cost for federal income tax purposes is $153,424,932.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
JAPAN -- (22.1%)
COMMON STOCKS -- (22.1%)
  ASK Corp., Yokohama..................................       13,000   $     16,981
  Achilles Corp........................................       37,000         50,734
  Aica Kogyo Co., Ltd..................................       75,000        222,459
  Aichi Corp...........................................      126,500        566,016
  Aichi Machine Industry Co., Ltd......................       86,000        211,020
  Aichi Steel Works, Ltd...............................      261,000        470,898
  Aida Engineering, Ltd................................       84,000        319,475
  Akai Electric Co., Ltd...............................       95,000        112,438
  Amada Metrecs Co., Ltd...............................       71,000        425,288
  Amada Sonoike Co., Ltd...............................      133,000        329,224
  *Amada Wasino Co., Ltd...............................      300,000        389,709
  Ando Corp............................................      306,000        501,295
  *#Aoki Corp..........................................      361,000        200,606
  Aoki International Co., Ltd..........................       63,000        377,823
  #Arai-Gumi, Ltd......................................       19,600         42,435
  Araya Industrial Co., Ltd............................      194,000        236,611
  Asahi Kogyosha Co., Ltd..............................      114,000        304,406
  *Asahi Tec Corp......................................       45,000         69,823
  Asanuma Corp.........................................      325,000        462,057
  Ashimori Industry Co., Ltd...........................       44,000         90,499
  *Asics Corp..........................................      384,000        324,238
  #Atsugi Nylon Industrial Co., Ltd....................      352,000        515,686
  Azel Corp., Tokyo....................................      152,000        329,087
  Bank of Okinawa, Ltd.................................       36,700        688,630
  *#Bank of Osaka, Ltd.................................      223,000        346,011
  #Bank of the Ryukyus, Ltd............................       48,490        626,400
  Brother Industries, Ltd..............................      349,000      1,309,710
  Bunka Shutter Co., Ltd...............................      258,000        709,400
  *Cabin Co., Ltd......................................      164,000        210,674
  Calpis Co., Ltd......................................       71,000        309,999
  Central Finance Co., Ltd.............................      387,000        586,512
  Cesar Co.............................................       41,000         78,707
  #Chiba Kogyo Bank, Ltd...............................       48,500        871,540
  *Chisan Tokan Co., Ltd...............................      165,000        147,656
  *Chiyoda Corp........................................      191,000        226,060
  Chuetsu Pulp and Paper Co., Ltd......................      215,000        364,630
  Chugoku Marine Paints, Ltd...........................       60,000        118,645
  Chuo Spring Co., Ltd., Nagoya........................      222,000        530,307
  #Chuo Trust and Banking Co., Ltd.....................      299,000        932,183
  Cleanup Corp.........................................       68,000        258,622
  D'urban, Inc.........................................       39,000         63,046
  Dai-Dan Co., Ltd.....................................       42,000        233,392
  Dai-Ichi Hotel, Ltd., Tokyo..........................      121,000        209,577
  *#Dai-Ichi Katei Denki Co., Ltd......................      225,000        115,289
  Dai-Ichi Kogyo Seiyaku Co., Ltd......................       19,000         35,925
  *Dai-Ichi Securities Co., Ltd........................      200,000        145,780
  Daido Hoxan, Inc.....................................      124,000        263,992
  Daido Steel Co., Ltd.................................      562,000        928,791
  Daido Steel Sheet Corp...............................       45,000        133,475
  Daidoh, Ltd..........................................      135,000        399,451
  *#Daiei OMC, Inc.....................................      264,000        310,555
  Daiho Corp...........................................       83,000        141,363
  Daiichi Cement Co., Ltd..............................       77,000         86,133
  Daiken Corp..........................................       65,000        152,455
  *#Daikyo, Inc........................................      176,000        200,686

                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Daisue Construction Co., Ltd........................       25,000   $     17,681
  *#Daiwa Danchi Co., Ltd..............................      170,000        299,354
  Daiwabo Co., Ltd.....................................      215,000        256,017
  Deodeo Corp..........................................       57,600        347,932
  Descente, Ltd........................................      202,000        451,918
  Dijet Industrial Co., Ltd............................       10,000         17,104
  Eagle Industry Co., Ltd..............................       35,000         96,742
  *First Baking Co., Ltd...............................       70,000        132,862
  Fuji Denki Reiki Co., Ltd............................       67,000        261,105
  *Fuji Kiko Co., Ltd..................................       45,000         95,803
  *Fujii & Co., Ltd....................................        9,000          9,548
  Fujirebio, Inc.......................................      144,000        430,238
  *#Fujita Corp........................................      491,000        294,107
  Fukuda Corp..........................................      160,000        409,916
  Fukushima Bank, Ltd..................................       32,000         70,436
  *Gakken Co., Ltd.....................................      127,000        234,633
  Gastec Service, Inc..................................       98,000        353,625
  *#Godo Steel, Ltd....................................      206,000        205,160
  *Goldwin, Inc........................................       54,000         52,611
  *Graphtec Corp.......................................       99,000        199,336
  Gun-Ei Chemical Industry Co., Ltd....................      306,000        538,837
  *Gunze Sangyo, Inc., Tokyo...........................      222,000        291,589
  *Gunze, Ltd..........................................      315,000        713,816
  *#Hanshin Sogo Bank, Ltd.............................      198,000        287,215
  Harima Chemicals, Inc................................       83,000        299,498
  *Haseko Corp.........................................      390,000        233,609
  *#Hazama Corp........................................      305,000        178,292
  Heiwado Co., Ltd.....................................       73,000        421,463
  Hibiya Engineering, Ltd..............................       53,000        236,380
  #Hisaka Works, Ltd...................................      106,000        498,769
  Hisamitsu Pharmaceutical Co., Inc....................       58,000        523,220
  Hitachi Koki Co., Ltd................................      153,000        606,192
  Hitachi Medical Corp.................................       39,000        422,184
  Hitachi Plant Engineering & Construction Co., Ltd....       48,000        128,171
  Hochiki Corp.........................................       17,000         48,461
  *Hodogaya Chemical Co., Ltd..........................       32,000         45,264
  Hokkai Can Co., Ltd., Tokyo..........................      250,000        631,472
  *Hokkaido Bank, Ltd..................................      477,000        543,903
  Hokkaido Gas Co., Ltd................................        8,000         14,318
  Hokko Chemical Industry Co., Ltd.....................       12,000         25,548
  Hokuriku Electrical Construction Co., Ltd............       81,000        202,259
  Hokushin Co., Ltd....................................       32,600        100,224
  Honen Corp...........................................       67,000         89,453
  Ichikawa Co., Ltd....................................      117,000        198,427
  Ichiken Co., Ltd.....................................       45,000         58,456
  Idec Izumi Corp......................................      130,000        692,382
  #Ikegami Tsushinki Co., Ltd..........................      129,000        304,427
  Inabata and Co., Ltd., Osaka.........................      178,000        545,953
  #Intec, Inc..........................................       51,000        404,864
  *Inui Steamship Co., Ltd.............................       32,000         25,634
  Ishizuka Glass Co., Ltd..............................      119,000        221,571
  Itochu Fuel Corp.....................................      140,000        415,256
  Itoki Crebio Corp....................................      127,000        346,451
  Iwasaki Electric Co., Ltd............................       60,000        116,913
  *Iwatsu Electric Co., Ltd............................       76,000         90,499

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  #Izumi Co., Ltd......................................       82,000   $    418,388
  #JDC Corp............................................      128,000         84,985
  JGC Corp.............................................      226,000        458,312
  JMS Co., Ltd.........................................      135,000        394,580
  Japan Aircraft Manufacturing Co., Ltd................       24,000         51,095
  Japan Oil Transportation Co., Ltd....................       41,000         89,951
  Japan Paperboard Industries Co., Ltd., Tokyo.........       35,000         57,338
  *Japan Steel Works, Ltd..............................      237,000        227,482
  Japan Transcity Corp.................................       79,000        162,487
  Japan Vilene Co., Ltd................................      202,000        466,496
  Joban Kosan Co., Ltd.................................       87,000        144,409
  Joshin Denki Co., Ltd................................       71,000        156,280
  *#Jujiya Co., Ltd....................................      265,000        277,307
  Juken Sangyo Co., Ltd................................       38,000         97,903
  Kahma Co., Ltd.......................................       41,000        233,457
  *#Kamagai Gumi Co., Ltd..............................      878,000        570,274
  Kamei Corp...........................................      131,000        748,760
  Kanaden Corp.........................................       11,000         45,646
  #Kanematsu Electronics, Ltd..........................       87,000        381,741
  *#Kankaku Securities Co., Ltd........................      645,000        479,450
  Kansei Corp..........................................      179,000        859,055
  Kanto Auto Works, Ltd., Yokosuka.....................      220,000        627,142
  Kanto Bank, Ltd......................................       30,700        354,491
  #Kanto Natural Gas Development Co., Ltd..............      198,000        828,780
  #Kasumi Co., Ltd.....................................       43,000        155,472
  Kato Works Co., Ltd..................................      201,000        369,898
  Katsumura Construction Co., Ltd......................       24,000         32,043
  Kawada Industries, Inc...............................      181,000        274,312
  Kawai Musical Instruments Manufacturing Co., Ltd.....       35,000         37,383
  Kawashima Textile Manufacturers, Ltd.................      306,000        450,503
  #Kawasho Corp........................................      473,000        546,170
  Kawasho Gecoss Corp..................................       45,300        136,327
  Keihin Co., Ltd......................................       34,000         44,903
  Keiyo Bank, Ltd......................................      391,000        945,296
  Kinki Sharyo Co., Ltd., Nagaokakyo...................       52,000         68,675
  Kinseki, Ltd.........................................      135,000        719,987
  *Kinsho-Mataichi Corp................................       51,000         57,049
  Kioritz Corp.........................................      237,000        323,263
  Kitagawa Iron Works Co., Ltd.........................       41,000         68,646
  Kitano Construction Corp.............................       98,000        185,299
  Kitz Corp............................................      197,000        342,633
  #Kiyo Bank, Ltd......................................      375,000        879,551
  Kokune Corp..........................................       99,000         85,736
  Kokusai Kogyo Co., Ltd...............................      127,000        515,094
  Komai Tekko, Inc.....................................      126,000        223,693
  Komatsu Construction Co., Ltd........................       16,000         21,939
  Komatsu Forklift Co., Ltd............................      111,000        232,310
  Komatsu Zenoah Co....................................       26,000         75,055
  Kosei Securities Co., Ltd............................      118,000        225,670
  *Krosaki Corp........................................       32,000         49,883
  Kumiai Chemical Industry Co., Ltd., Tokyo............       66,000        106,694
  Kurabo Industries, Ltd...............................      337,000        430,477
  Kurimoto, Ltd........................................      171,000        617,039
  Kyokuto Kaihatsu Kogyo Co., Ltd......................       39,000        140,728
  Kyowa Leather Cloth Co., Ltd.........................       75,000        300,400
  Kyudenko Corp........................................      107,000        702,703
                                                               SHARES        VALUE+
                                                         ------------  ------------

  #Kyushu Bank, Ltd....................................      314,000   $    890,571
  Life Corp............................................       14,000         60,520
  #MR Max Corp.........................................       39,000        115,397
  #Maeda Corp..........................................      244,000        695,558
  #Maeda Road Construction Co., Ltd....................      103,000        512,900
  Magara Construction Co., Ltd.........................       57,000         77,335
  Marudai Food Co., Ltd................................      170,000        393,822
  Maruetsu, Inc........................................      192,000        547,324
  Marusan Securities Co., Ltd..........................      115,000        345,253
  Maruzen Showa Unyu Co., Ltd..........................      143,000        263,162
  Matsui Construction Co., Ltd.........................       90,000        187,060
  Matsuo Bridge Co., Ltd...............................       90,000        148,089
  Meito Sangyo Co., Ltd................................       90,000        740,447
  #Mitsuba Corp........................................       97,000        490,023
  Mitsubishi Paper Mills, Ltd..........................      419,000        689,438
  *Mitsubishi Steel Manufacturing Co., Ltd.............      185,000        166,889
  #Mitsui Construction Co., Ltd........................      199,000        211,114
  Mitsui Matsushima Co., Ltd...........................       55,000         64,302
  *Mitsui Mining Co., Ltd..............................      129,000        107,993
  Mitsui Wood Systems, Inc.............................       37,000         90,788
  Mitsuuroko Co., Ltd..................................      174,000        640,421
  Miyaji Iron Works Co. Ltd............................       57,000         90,499
  Miyazaki Bank, Ltd...................................      127,260        482,167
  Miyuki Keori Co., Ltd................................      124,000        469,815
  Mizuno Corp..........................................      176,000        599,516
  Morita Corp..........................................      168,000        315,231
  *Morozoff, Ltd., Osaka...............................      119,000        193,231
  Mory Industries, Inc.................................       56,000         94,165
  *Mutoh Industries, Ltd...............................      147,000        159,131
  Mutow Co., Ltd.......................................       89,000        328,214
  Nabco, Ltd...........................................      107,000        189,189
  Nagase & Co., Ltd....................................      196,000        671,887
  Naigai Co., Ltd......................................      281,000        407,614
  Nakamuraya Co., Ltd..................................        8,000         20,958
  #Nakano Corp.........................................      157,000        232,274
  Nakayama Steel Works, Ltd............................      151,000        294,230
  *National Securities Co., Ltd........................      124,000         90,384
  Neturen Co., Ltd., Tokyo.............................      146,000        391,960
  *#New Japan Securities Co., Ltd......................      558,000        595,995
  Nichia Steel Works, Ltd..............................      156,200        497,125
  Nichimo Co., Ltd.....................................      127,000        132,898
  Nichimo Corp.........................................      209,000        279,039
  Nichireki Co., Ltd...................................       32,000        108,772
  Nihon Cement Co., Ltd................................      424,000        734,384
  Nihon Kohden Corp....................................      164,000        485,259
  Nihon Matai Co., Ltd.................................      119,000        406,214
  Nihon Nohyaku Co., Ltd...............................       90,000        168,224
  Nihon Parkerizing Co., Ltd...........................      228,000        518,313
  Nihon Tokushu Toryo Co., Ltd.........................       79,000        129,989
  Niigata Chuo Bank, Ltd...............................      321,000        562,934
  Nikko Co., Ltd., Akashi..............................      123,000        266,301
  Nippon Beet Sugar Manufacturing Co., Ltd.............      217,000        283,455
  Nippon Chemi-Con Corp................................      119,000        408,790
  Nippon Chemical Industrial Co., Ltd..................       47,000        122,787
  Nippon Chemiphar Co., Ltd............................      115,000        216,613
  Nippon Columbia Co., Ltd.............................       35,000         65,168
  Nippon Concrete Industries Co., Ltd..................       23,000         40,003
  Nippon Conlux Co., Ltd...............................       78,000        306,787
  *Nippon Conveyor Co., Ltd............................       52,000         48,786
  Nippon Denko Co., Ltd................................      137,000        145,340

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Nippon Densetsu Kogyo Co., Ltd.......................       86,000   $    266,878
  Nippon Formula Feed Manufacturing Co., Ltd...........       35,000         38,646
  Nippon Hodo Co., Ltd.................................      151,000        577,563
  Nippon Hume Pipe Co., Ltd............................       95,000        174,828
  Nippon Koei Co., Ltd., Tokyo.........................      121,000        235,774
  Nippon Koshuha Steel Co., Ltd........................      133,000        111,341
  *Nippon Metal Industry Co., Ltd......................      238,000        221,571
  Nippon Paint Co., Ltd................................      315,000        493,306
  Nippon Piston Ring Co., Ltd..........................        8,000         10,508
  Nippon Road Co., Ltd.................................      125,000        211,092
  Nippon Seisen Co., Ltd...............................       35,000         68,199
  Nippon Shinpan Co., Ltd..............................      399,000        538,469
  Nippon Synthetic Chemical Industry Co., Ltd..........      133,000        196,767
  Nippon Valqua Industries, Ltd........................      294,000        492,245
  *Nippon Yakin Kogyo Co., Ltd.........................      237,000        145,383
  #Nissan Construction Co., Ltd........................      106,000        137,697
  #Nissan Diesel Motor Co., Ltd........................      179,000        379,793
  Nisshin Oil Mills, Ltd...............................      189,000        425,562
  Nissin Electric Co., Ltd.............................      152,000        307,148
  Nittetsu Mining Co., Ltd.............................       77,000        278,959
  Nitto Construction Co., Ltd..........................       10,000         17,681
  #Nittoc Construction Co., Ltd........................      147,000        392,523
  Noritz Corp..........................................       70,000        495,074
  Obayashi Road Corp...................................      152,000        281,918
  Ohki Corp............................................      168,000        283,708
  *Ohkura Electric Co., Ltd............................       12,000         23,989
  Okabe Co., Ltd.......................................       98,000        384,036
  *Okasan Securities Co., Ltd..........................      284,000        405,817
  Oki Electric Cable Co., Ltd..........................       10,000         18,908
  Okura Industrial Co., Ltd............................      240,000        620,070
  Ono Sokki Co., Ltd...................................        9,000         37,022
  Optec Dai-Ichi Denko Co., Ltd........................      157,000         87,244
  Osaki Electric Co., Ltd..............................       29,000         75,344
  P.S.C. Corp..........................................       21,000         82,597
  Pacific Industrial Co., Ltd..........................      187,000        608,646
  Parco Co., Ltd.......................................       77,000        302,854
  #Pokka Corp..........................................      110,000        595,388
  *Prima Meat Packers, Ltd.............................       93,000         83,224
  #Rengo Co., Ltd......................................      252,000        643,799
  Renown Look, Inc.....................................      114,000        114,358
  *Renown, Inc.........................................      357,000        244,759
  Rheon Automatic Machinery Co., Ltd...................       93,000        394,645
  Rhythm Watch Co., Ltd................................      120,000        219,103
  Ryoden Trading Co., Ltd..............................      170,000        601,162
  S.T. Chemical Co., Ltd...............................      115,000        388,410
  SXL Corp.............................................      108,000        233,825
  Sagami Co., Ltd......................................      141,000        303,237
  Sakai Chemical Industry Co., Ltd.....................      202,000        597,698
  Sakai Heavy Industries, Ltd..........................       43,000        105,510
  Sakurada Co., Ltd....................................       36,000         45,466
  San-Ai Oil Co., Ltd..................................      100,000        219,392
  Sankei Building Co., Ltd.............................       36,000         85,736
  Sanko Metal Industrial Co., Ltd., Tokyo..............       49,000         51,983
  *Sankyo Aluminum Industry Co., Ltd...................      328,000        302,991
  Sankyo Seiko Co., Ltd................................       75,000        168,874
  Sanyo Industries, Ltd., Tokyo........................      121,000        248,872
  Sanyo Special Steel Co., Ltd.........................      248,000        304,261
  Sata Construction Co., Ltd., Gumma...................      134,000        194,378
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Sato Shoji Corp......................................       49,000   $    157,717
  *Seikitokyu Kogyo Co., Ltd...........................      211,000        204,049
  Seiren Co., Ltd......................................      204,000        485,837
  Seiyo Food Systems, Inc..............................       74,000        280,374
  #Sekisui Jushi Co., Ltd..............................       35,000        135,135
  Sekisui Plastics Co., Ltd............................      296,000        446,462
  Senko Co., Ltd.......................................      150,000        232,743
  Senshukai Co., Ltd...................................       88,000        406,452
  *#Settsu Corp........................................      308,000        186,714
  Shibaura Engineering Works Co., Ltd..................       16,000         46,072
  Shibuya Kogyo Co., Ltd...............................       61,000        374,633
  Shin Nippon Air Technologies Co., Ltd................       89,320        429,953
  Shinagawa Fuel Co., Ltd..............................       86,000        319,633
  Shinko Shoji Co., Ltd................................       80,000        467,650
  #Shinmaywa Industries, Ltd...........................      154,000        402,324
  *#Shokusan Jutaku Sogo Co., Ltd......................      116,000         66,972
  Showa Highpolymer Co., Ltd...........................       26,000         77,307
  Showa Sangyo Co., Ltd................................      146,000        292,917
  #Sintokogio, Ltd., Nagoya............................      215,000        809,945
  Soda Nikka Co., Ltd..................................       82,000        150,904
  Sokkisha Co., Ltd....................................       35,000         71,483
  Sotetsu Rosen Co., Ltd...............................        5,000         20,929
  Star Micronics Co., Ltd..............................       74,000        358,344
  *Suminoe Textile Co., Ltd............................       46,000         63,739
  *Sumitomo Corporation's Leasing, Ltd.................       85,000        165,626
  Sumitomo Precision Products Co., Ltd., Amagasaki
    City...............................................       40,000        129,903
  Sumitomo Seika Chemicals Co., Ltd....................       10,000         20,929
  Sun Wave Corp........................................       70,000        176,812
  SunTelephone Co., Ltd................................      157,000        359,174
  *#Suzutan Co., Ltd...................................      156,000        180,132
  TYK Corp.............................................       36,000        100,025
  Taihei Dengyo Kaisha, Ltd............................       58,000        209,288
  Taihei Kogyo Co., Ltd................................      101,000        151,611
  *#Taiheiyo Securities Co., Ltd.......................      392,000        243,294
  *Taisei Prefab Construction Co., Ltd.................      265,000        273,482
  Taisei Rotec Corp....................................      220,000        317,540
  Taiyo Toyo Sanso Co., Ltd............................      102,000        162,682
  *Taka-Q Co., Ltd.....................................      196,000        144,279
  #Takada Kiko Co., Ltd................................       73,000        260,780
  Takara Co., Ltd......................................       97,000        352,116
  Takiron Co., Ltd.....................................      314,000        747,808
  Tamura Corp..........................................       73,000        303,453
  #Tasaki Shinju Co., Ltd..............................      130,000        394,039
  Tatsuta Electric Wire & Cable Co., Ltd...............       55,000        103,598
  *Tayca Corp..........................................      169,000        298,813
  Teikoku Hormone Manufacturing Co., Ltd...............       76,000        438,783
  Teikoku Tsushin Kogyo Co., Ltd.......................       63,000        140,945
  Tekken Corp..........................................      204,000        298,863
  Tenma Corp...........................................       32,000        392,595
  Tetra Co., Ltd., Tokyo...............................       31,000         57,720
  Titan Kogyo KK.......................................       86,000        187,435
  Toa Corp.............................................      112,000        168,931
  Toa Doro Kogyo Co., Ltd..............................       76,000        128,893
  *#Toa Steel Co., Ltd.................................      261,000        205,312
  *Toa Wool Spinning & Weaving Co., Ltd................      185,000        226,969

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Tobu Store Co., Ltd.................................      168,000   $    290,982
  #Tochigi Bank, Ltd...................................       86,000        359,975
  Tochigi Fuji Industrial Co., Ltd.....................      125,000        315,736
  #Toda Kogyo Corp.....................................      156,000        650,727
  Toenec Corp..........................................      124,000        373,168
  Tohto Suisan Co., Ltd................................      135,000        176,343
  Tokai Maruman Securities Co., Ltd....................      100,000        171,039
  Tokai Rika Co., Ltd..................................       68,000        196,788
  *Tokai Senko KK, Nagoya..............................      118,000        111,558
  #Tokico, Ltd.........................................      160,000        282,900
  Tokimec, Inc.........................................      107,000        196,139
  #Tokushu Paper Manufacturing Co., Ltd................       42,000        273,402
  Tokyo Denki Komusho Co., Ltd.........................      128,000        434,164
  *Tokyo Nissan Auto Sales Co., Ltd....................       34,000         76,065
  *Tokyo Securities Co., Ltd...........................      271,000        242,514
  *Tokyo Tatemono Co., Ltd.............................      294,000        553,776
  *Tokyo Tekko Co., Ltd................................      170,000        143,543
  *Tokyu Car Corp......................................      175,000        217,226
  #Tokyu Construction Co., Ltd.........................      223,000        196,341
  Tokyu Hotel Chain Co., Ltd...........................       81,000        140,295
  *Tokyu Tourist Corp..................................       54,000         69,368
  Toli Corp............................................       49,000        106,441
  Tomoe Corp...........................................       50,000         86,602
  Tomoku Co., Ltd......................................       99,000        174,330
  Tonami Transportation Co., Ltd.......................      126,000        256,428
  Topcon Corp..........................................      129,000        539,963
  Topre Corp...........................................      184,000        597,553
  Torishima Pump Manufacturing Co., Ltd., Osaka........       93,000        556,396
  Toshiba Engineering & Construction Co., Ltd..........       94,000        278,137
  Toshiba Tungaloy Co.,Ltd.............................       38,000        109,696
  Tosho Printing Co., Ltd..............................       24,000         58,023
  *Tostem Viva Corp....................................       87,000        145,037
  Totenko Co., Ltd.....................................       83,000        368,383
  Totetsu Kogyo Co., Ltd...............................      117,000        211,937
  Totoku Electric Co., Ltd., Tokyo.....................       57,000        109,422
  Toyo Communication Equipment Co., Ltd................       42,000        173,074
  Toyo Construction Co., Ltd...........................      266,000        295,630
  *Toyo Electric Co., Ltd..............................       14,000         13,741
  #Toyo Engineering Corp...............................      226,000        257,698
  Toyo Exterior Co., Ltd...............................        3,000         29,012
  Toyo Ink Manufacturing Co., Ltd......................      378,000        823,844
  *Toyo Kanetsu KK.....................................      182,000        148,421
  Toyo Radiator Co., Ltd...............................       93,000        147,656
  *#Toyo Securities Co., Ltd...........................      267,000        310,230
  Toyo Shutter Co., Ltd................................       66,000        204,814
  Toyo Wharf & Warehouse Co., Ltd......................       41,000         61,249
  #Toyoda Boshoku Corp.................................       71,000        158,842
  *Tsubaki Nakashima Co., Ltd..........................       28,000        163,678
  Tsudakoma Corp.......................................      237,000        478,909
  *#Tsugami Corp.......................................      282,000        299,166
  *Tsumura & Co., Inc..................................       44,000        209,577
  Tsurumi Manufacturing Co., Ltd.......................        7,000         34,554
  Tsutsumi Jewelry Co., Ltd............................       25,000        303,107
  Tsutsunaka Plastic Industry Co., Ltd.................       61,000        177,851
  Uchida Yoko Co., Ltd.................................      202,000        505,856
  Ueki Corp............................................      113,000        160,654
  Utoc Corp............................................       22,000         29,372
  Wakachiku Construction Co., Ltd......................      167,000        361,563
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Xebio Co., Ltd.......................................       23,900   $    331,166
  #Yahagi Construction Co., Ltd........................      130,000        469,094
  Yamamura Glass Co., Ltd..............................      227,000        391,535
  Yamatane Corp........................................      105,000        183,380
  *#Yamatane Securities Co., Ltd.......................       83,000         61,098
  Yamato International, Inc............................       72,000        109,638
  Yokogawa Bridge Corp.................................       66,000        183,380
  Yokohama Reito Co., Ltd..............................        8,000         57,735
  Yomeishu Seizo Co., Ltd..............................        9,000         57,157
  Yondenko Corp........................................      139,650        474,688
  *Yuasa Corp..........................................       86,000        130,336
  Yuasa Trading Co., Ltd...............................       57,000         85,563
  Yurtec Corp..........................................       80,000        444,557
  #Zenchiku Co., Ltd...................................       66,000        142,417
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $228,666,823)..................................                 116,561,177
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Japanese Yen
    (Cost $76,451).....................................                      73,615
                                                                       ------------
TOTAL -- JAPAN
  (Cost $228,743,274)..................................                 116,634,792
                                                                       ------------
UNITED KINGDOM -- (19.6%)
COMMON STOCKS -- (19.4%)
  600 Group P.L.C......................................      155,890        376,233
  *AAF Industries P.L.C................................       20,000         16,633
  ABI Leisure Group P.L.C..............................       65,000         14,309
  AG Holdings P.L.C....................................      100,000        136,980
  AIM Group P.L.C......................................       32,556        149,447
  ASDA Property Holdings P.L.C.........................      116,000        357,517
  *ASW Holdings P.L.C..................................      434,000        230,012
  Abbeycrest P.L.C.....................................       70,000        185,493
  Acatos & Hutcheson P.L.C.............................      100,404        388,040
  Adam & Harvey Group P.L.C............................        8,000         41,420
  Adscene Group P.L.C..................................      103,067        296,648
  Adwest Group P.L.C...................................      150,000        380,363
  Airflow Streamlines P.L.C............................       19,305         67,999
  Airsprung Furniture Group P.L.C......................       80,900        211,739
  *Alexanders Holdings P.L.C...........................       71,000         28,366
  Alexandra Workwear P.L.C.............................       46,000        122,646
  Allders P.L.C........................................      156,842        612,554
  Allied Leisure P.L.C.................................      198,600        103,635
  Allied London Properties P.L.C.......................      210,148        340,977
  Allied Textile Companies P.L.C.......................      115,205        265,830
  Alumasc Group P.L.C..................................      150,000        492,882
  Amber Industrial Holdings P.L.C......................       19,000         39,194
  Amec P.L.C...........................................      121,863        384,529
  *Anglesey Mining P.L.C...............................      100,000         13,453
  Anglo Eastern Plantations P.L.C......................       57,195         48,966
  *Anite Group P.L.C...................................      800,000        952,335
  Apollo Metals P.L.C..................................       30,588         60,604
  Arlen P.L.C..........................................      100,000         54,221
  Armour Trust P.L.C...................................      225,000         80,720
  Ascot P.L.C..........................................      174,615      1,005,157
  Ash & Lacy P.L.C.....................................       45,000        127,318
  Associated Nursing Services P.L.C....................       85,000        227,321
  Austin Reed Group P.L.C..............................       63,001        209,582
  Avesco P.L.C.........................................       30,857        232,221
  Avon Rubber P.L.C....................................       34,840        398,266
  Avonside Group P.L.C.................................      185,000        138,773

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  BLP Group P.L.C......................................       35,000   $     94,174
  BS P.L.C.............................................        5,000         11,945
  BSG International P.L.C..............................      102,500        310,895
  *BWI P.L.C...........................................       94,870        133,820
  Babcock International Group P.L.C....................      300,000        413,385
  Baggeridge Brick P.L.C...............................       96,100        184,919
  Baird (William) P.L.C................................      236,500        925,591
  Baldwin P.L.C........................................       30,000         61,152
  Bandt P.L.C..........................................      326,334        199,559
  Banks (Sidney C.) P.L.C..............................       48,771        154,291
  Barcom P.L.C.........................................       70,000         79,905
  Bardon Group P.L.C...................................    1,849,360      2,239,209
  Barlows P.L.C........................................      100,000        100,289
  Barr & Wallace Arnold Trust P.L.C....................       40,000        120,673
  Barr (A.G.) P.L.C....................................        7,500         61,763
  Beales Hunter P.L.C..................................        6,000          8,366
  Bellway P.L.C........................................       50,000        326,142
  *Bellwinch P.L.C.....................................      240,000         95,886
  Benson Group P.L.C...................................       25,000         18,753
  Bentalls P.L.C.......................................      111,883        256,340
  Betacom P.L.C........................................       86,077         68,078
  Bett Brothers P.L.C..................................       71,892        197,541
  Bilton P.L.C.........................................      205,000        907,612
  Birkby P.L.C.........................................      174,356        490,459
  Birse Group P.L.C....................................      529,277        211,459
  Black Arrow Group P.L.C..............................       35,000         73,341
  Blagden Industries P.L.C.............................      181,983        534,171
  Blockleys P.L.C......................................       45,147         35,707
  Boot (Henry) & Sons P.L.C............................       50,000        220,146
  Bourne End Properties P.L.C..........................      289,475        285,590
  Brasway P.L.C........................................      103,883         27,528
  Breedon P.L.C........................................       16,000         31,310
  Bridport-Gundry P.L.C................................       17,500         33,531
  Bristol United Press P.L.C...........................       61,511        473,949
  Britannia Group P.L.C................................       90,000         58,706
  British Dredging P.L.C...............................       42,000        129,446
  British Fittings Group P.L.C.........................       76,000        131,990
  British Mohair Holdings P.L.C........................       10,000         14,350
  British Steam Specialties Group P.L.C................       30,000        173,181
  Brooke Industrial Holdings P.L.C.....................       25,000         59,113
  Brooks Service Group P.L.C...........................       15,000         30,209
  *Brown & Jackson P.L.C...............................      600,000        479,429
  Brunel Holdings P.L.C................................      200,000         35,876
  Bruntcliffe Aggregates P.L.C.........................       76,000         33,462
  Bryant Group P.L.C...................................      312,768        650,293
  Budgens P.L.C........................................      252,148        314,553
  Bullough P.L.C.......................................      235,000        390,881
  Burford Holdings P.L.C...............................       75,000        140,037
  Burn Stewart Distillers P.L.C........................      200,395         68,625
  Burndene Investments P.L.C...........................      229,402        129,060
  Burtonwood Brewery P.L.C.............................       29,580         88,031
  CLS Holdings P.L.C...................................      254,181        598,946
  CNC Properties P.L.C.................................       93,269        137,646
  Caffyns P.L.C........................................        2,500         14,473
  Cala P.L.C...........................................      175,000        363,852
  Calderburn P.L.C.....................................      150,000        121,080
  Cape P.L.C...........................................      237,482        590,578
  Capital & Regional Properties P.L.C..................      131,657        611,879
  Carclo Engineering Group P.L.C.......................      144,314        462,432
  *Carlisle Group P.L.C................................      465,000        102,368
  Carr's Milling Industries P.L.C......................       11,000         24,485
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Cathay International P.L.C..........................      920,000   $    138,773
  Channel Holdings P.L.C...............................      350,000         77,051
  Chesterfield Properties P.L.C........................       39,000        387,946
  Chime Communications P.L.C...........................      100,000         99,066
  Chloride Group P.L.C.................................      316,000        253,787
  Church & Co. P.L.C...................................       24,000        161,832
  Claremont Garments (Holdings) P.L.C..................      247,334        201,665
  Clarkson (Horace) P.L.C..............................       75,061        159,736
  Clinton Cards P.L.C..................................       93,000        211,560
  *Clubhaus P.L.C......................................       24,267         36,802
  Colefax & Fowler Group P.L.C.........................       96,000        182,379
  Community Hospitals Group P.L.C......................       67,000        601,463
  Concentric P.L.C.....................................      162,991        394,700
  Conrad Ritblat Group P.L.C...........................       53,373        318,987
  Cook (D.C.) Holdings, Ltd............................      200,000        167,963
  Cornwell Parker P.L.C................................       13,333         33,157
  Cosalt P.L.C.........................................       20,000         82,351
  *Costain Group P.L.C.................................       73,000         45,831
  Countryside Property P.L.C...........................      144,855        272,830
  Courtaulds Textiles P.L.C............................      202,150        980,703
  Courts P.L.C.........................................      141,633        900,753
  Cpl Aromas P.L.C.....................................       15,000         28,130
  Cradley Group Holdings P.L.C.........................       38,466         33,559
  *Creative Publishing P.L.C...........................       30,000         84,878
  *Creighton Naturally P.L.C...........................      100,000         39,952
  Crest Nicholson P.L.C................................      545,000      1,235,344
  Crest Packaging P.L.C................................       75,000         71,547
  Crestacare P.L.C.....................................      427,000        229,783
  Cropper (James) P.L.C................................       14,000         52,509
  Cussins Property Group P.L.C.........................       25,000         47,494
  *DRS Data Research Services P.L.C....................       51,000         12,475
  Daejan Holdings P.L.C................................       27,000        750,697
  Dagenham Motors Group P.L.C..........................       55,248        125,680
  *Dana Petroleum P.L.C., UK...........................      233,333         75,148
  *Dares Estates P.L.C.................................      150,000         33,633
  Dawson Group P.L.C...................................       68,000        280,547
  Dawson International P.L.C...........................      606,389        514,199
  Debenham Tewson & Chinnocks Holdings P.L.C...........       42,423         82,670
  *Delta P.L.C.........................................       73,000        392,838
  Delyn Group P.L.C. ..................................       18,000         33,756
  Dencora P.L.C........................................       20,000         75,828
  Derwent Valley Holdings P.L.C........................       86,000        805,685
  Development Securities P.L.C.........................       70,000        366,421
  Diploma P.L.C........................................      286,078      1,030,988
  Dolphin Packaging P.L.C..............................       21,000         90,749
  Domino Printing Sciences P.L.C.......................       88,000        644,326
  EIS Group P.L.C......................................      192,400      1,596,980
  *Eleco Holdings P.L.C................................       68,900         34,549
  Electronic Data Processing P.L.C.....................       55,900         89,789
  Emess P.L.C..........................................      200,000         88,058
  English & Overseas Properties P.L.C..................       38,800         62,955
  Epwin Group P.L.C....................................      180,000        484,321
  Estates & General P.L.C..............................       25,000         32,410
  Eurocopy P.L.C.......................................      156,700         58,772
  European Motor Holdings P.L.C........................      271,675        471,820
  Evans Halshaw Holdings P.L.C.........................       66,767        323,911
  Evans of Leeds P.L.C.................................      218,000        595,454
  Ewart P.L.C..........................................       10,000         13,290
  Exco P.L.C...........................................      341,000        122,336

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Eyecare Products P.L.C..............................      338,988   $    107,794
  FII Group P.L.C......................................      104,900        152,245
  Fenner P.L.C.........................................      175,000        552,199
  Ferguson International Holdings P.L.C................       88,836        135,449
  Fine Art Developments P.L.C..........................      295,000        974,145
  Finlay (James) P.L.C.................................      199,130        461,107
  Firth Rixson P.L.C...................................      100,000        273,959
  Five Oaks Investments P.L.C..........................      168,000        118,487
  French P.L.C.........................................       17,000          9,841
  Friendly Hotels P.L.C................................       36,111         90,391
  Frogmore Estates P.L.C...............................       93,039        772,253
  Frost Group P.L.C....................................      196,000        318,021
  *GBE International P.L.C.............................      309,427         51,720
  GEI International P.L.C..............................      150,000        276,405
  Galliford P.L.C......................................      160,000         61,315
  Gerrard Group P.L.C..................................       75,010        493,559
  Gleeson (M.J.) Group P.L.C...........................       16,829        279,921
  Goodwin P.L.C........................................        5,000          7,175
  Grainger Trust, Ltd..................................       42,000        243,139
  Greene King P.L.C....................................       47,000        555,664
  *Greenwich Resources P.L.C...........................      156,000         71,229
  Greycoat P.L.C.......................................      232,000        926,896
  Haggas (John) P.L.C..................................       40,000         48,595
  Hall Engineering (Holdings) P.L.C....................       81,000        236,437
  Halstead (James) Group P.L.C.........................       71,702        268,928
  Hambros P.L.C........................................      100,000        485,136
  Hamlet Group P.L.C...................................       42,000              0
  Hampden Group P.L.C..................................       25,000         43,010
  Hampson Industries P.L.C.............................       95,295        121,988
  *Hampton Trust P.L.C.................................      200,491         86,640
  Hardy Oil & Gas P.L.C................................      169,000        720,668
  Hardys & Hansons P.L.C...............................       96,200        416,501
  Hartstone Group P.L.C................................    1,182,431        221,743
  Hawtin P.L.C.........................................      150,000         78,886
  Haynes Publishing Group P.L.C........................       23,932        112,200
  Hazlewood Foods P.L.C................................      395,500      1,386,633
  Headway P.L.C........................................       25,000         23,849
  Healthcall Group P.L.C...............................       72,000        102,735
  *Helene P.L.C........................................      282,000              0
  Helical Bar P.L.C....................................       23,000        248,479
  Hemingway Properties P.L.C...........................      300,000        221,369
  Hi-Tech Sports P.L.C.................................       61,000         48,245
  Hickson International P.L.C..........................      853,872      1,246,214
  *Highbury House Communications P.L.C.................      250,000         58,094
  Highland Distilleries Co. P.L.C......................      243,000      1,210,582
  Hill & Smith Holdings P.L.C..........................       74,890         83,655
  *Hollas Group P.L.C..................................      100,000          3,669
  Holt (Joseph) P.L.C..................................        5,878        193,144
  Hopkinsons Group P.L.C...............................      412,000        225,071
  *Horace Small Apparel P.L.C..........................       48,000         75,534
  How Group P.L.C......................................       66,000        119,466
  Howard Holdings P.L.C................................      100,000         37,506
  Hunters Armley Group P.L.C...........................       86,994        176,618
  Hunting P.L.C........................................      105,000        458,026
  *Huntingdon Life Sciences Group P.L.C................      365,560        238,449
  IAF Group P.L.C......................................       66,500        121,998
  Ibstock P.L.C........................................    1,733,000      1,582,571
  Iceland Group P.L.C..................................      569,000      2,259,373
  Independent Insurance Group P.L.C....................      220,000      1,225,152
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Inn Business Group...................................      150,471   $    175,443
  Inveresk P.L.C.......................................      124,500        175,615
  Jackson Group P.L.C..................................       30,763         35,116
  Jacobs (John I.) P.L.C...............................      117,419        182,860
  James Dickie P.L.C...................................       35,000         59,929
  Jeyes Group P.L.C....................................       39,000        159,630
  Johnson Group Cleaners P.L.C.........................       37,000        187,344
  Johnston Group P.L.C.................................       14,000         71,914
  Jones & Shipman P.L.C................................       35,000         12,842
  Jones Stroud Holdings P.L.C..........................       30,504        145,499
  Joseph (Leopold) Holdings P.L.C......................        9,000         90,260
  Kalamazoo Computer Group P.L.C.......................       12,200         10,445
  Kelsey Industries P.L.C..............................        3,000         21,036
  *Kenwood Appliances P.L.C............................      119,108        210,740
  Kunick P.L.C.........................................      799,000        429,969
  Laing (John) P.L.C...................................       73,279        431,981
  Lambert Fenchurch P.L.C..............................       72,220        137,202
  Lambert Howarth Group P.L.C..........................       15,073         53,830
  *Laura Ashley Holdings P.L.C.........................      200,000        110,888
  Leeds Group P.L.C....................................      141,639        211,340
  Liberty P.L.C........................................       29,900        130,428
  Lilleshall P.L.C.....................................       29,000         49,655
  Linton Park P.L.C....................................       30,500        201,433
  Locker (Thomas) Holdings P.L.C.......................      419,082        177,684
  London Industrial P.L.C..............................       30,000        217,455
  London Merchant Securities P.L.C.....................      355,222        790,695
  Lookers P.L.C........................................       68,983        132,177
  *Lovell (Y.J.) Holdings P.L.C........................       29,000          5,438
  MS International P.L.C...............................       49,000         16,380
  *Mackie International Group P.L.C....................       33,250          6,778
  Mallett P.L.C........................................       25,000         49,941
  Mansfield Brewery P.L.C..............................      162,608        802,129
  Marley P.L.C.........................................      366,232        770,411
  Marshalls P.L.C......................................      225,001        585,224
  Marston Thompson & Evershed P.L.C....................      142,000        760,677
  Martin International Holdings P.L.C..................      162,000        116,237
  Marylebone Warwick Balfour Group P.L.C...............       36,400         65,887
  Matthews (Bernard) P.L.C.............................      219,058        392,942
  Maunders (John) Group P.L.C..........................       52,000        177,650
  Mayborn Group P.L.C..................................       50,000         93,766
  McAlpine (Alfred) P.L.C..............................      126,000        342,107
  McCarthy & Stone P.L.C...............................      155,000        477,716
  McKay Securities P.L.C...............................       94,000        231,463
  Mentmore Abbey P.L.C.................................       31,200         40,194
  Merchant Retail Group P.L.C..........................      153,000        126,621
  Meristem P.L.C.......................................       66,000         76,953
  Merrydown P.L.C......................................       55,000         45,741
  Metrotect Industries P.L.C...........................       39,000         20,669
  *Micro Focus Group P.L.C.............................       87,500        795,481
  *Microgen Holdings P.L.C.............................       45,600         94,809
  Mid-States P.L.C.....................................       50,000         13,046
  Molins P.L.C.........................................       57,750        234,492
  Moorfield Estates P.L.C..............................      220,000        123,771
  Morland & Co. P.L.C..................................       73,800        490,412
  Mowlem (John) & Co. P.L.C............................      446,215        949,580
  Mucklow (A & J) Group P.L.C..........................      160,000        413,548
  Nightfreight P.L.C...................................       75,000         44,029
  Norcor Holdings P.L.C................................       33,000         34,979
  Norcros P.L.C........................................      262,000        316,162
  Novara P.L.C.........................................      119,875        214,052

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  OMI International P.L.C..............................       99,000   $     17,758
  *Oliver Group P.L.C..................................       86,000         37,865
  Olives Property P.L.C................................      125,000         82,555
  Owen (H.R.) P.L.C....................................      250,000         61,152
  Oxford Instruments P.L.C.............................       17,162         89,136
  *PGA European Tour Courses P.L.C.....................       80,000         58,706
  Panther Securities P.L.C.............................       40,000        100,452
  Parkland Group P.L.C.................................       60,000         48,921
  Partridge Fine Arts P.L.C............................       33,000         46,010
  Paterson Zochonis P.L.C..............................       40,000        301,355
  Peel Holdings P.L.C..................................       74,000        862,809
  Perry Group P.L.C....................................       59,000        228,503
  Persimmon P.L.C......................................       40,000        156,222
  Photo-Me International P.L.C.........................       94,000        454,495
  Pifco Holdings P.L.C.................................       10,000         34,816
  Pillar Property Investments P.L.C....................       60,428        335,038
  Pittards P.L.C.......................................       39,000         27,665
  *Pittencrieff Resources P.L.C........................      204,394        104,992
  Plantation & General Investment P.L.C................       64,601         76,376
  Plysu P.L.C..........................................      111,942        336,795
  Portmeirion Potteries (Holdings) P.L.C...............       16,044         66,062
  Premier Consolidated Oilfields P.L.C.................    1,639,916      1,256,887
  *Premier Land P.L.C..................................      250,000         38,729
  Property Partnerships P.L.C..........................       10,000         47,698
  Prowting P.L.C.......................................      113,261        275,197
  *QS Holdings P.L.C...................................      102,000         45,741
  *Quadrant Group P.L.C................................        5,900          3,416
  *Quality Software Products Holdings P.L.C............       11,000         89,241
  Queensborough Holdings P.L.C.........................      187,000         76,236
  Quick Group P.L.C....................................      114,217        302,664
  Quintain Estates & Development P.L.C.................       39,107        124,993
  RCO Holdings P.L.C...................................       20,000         62,456
  RJB Mining P.L.C.....................................      500,000      1,121,113
  Radamec Group P.L.C..................................       20,000         26,907
  Raglan Property P.L.C................................      313,895        133,087
  Ransom (William) & Son P.L.C.........................       75,000         79,497
  Rea Brothers Group P.L.C.............................       67,906         71,424
  Rea Holdings P.L.C...................................       47,705        136,138
  Readicut International P.L.C.........................      340,760        234,775
  Record Holdings P.L.C................................       69,000         61,323
  Regal Hotel Group P.L.C..............................      400,000        277,221
  Ricardo Group P.L.C..................................       95,000        335,396
  Richards P.L.C.......................................       62,000         26,287
  Richardsons Westgarth P.L.C..........................       41,017         58,526
  Rowe Evans Investments P.L.C.........................       95,900         93,049
  Royal Doulton P.L.C..................................       78,000        272,198
  Ruberoid P.L.C.......................................      204,100        361,118
  Rugby Estates P.L.C..................................       22,000         63,679
  Russell (Alexander) P.L.C............................       40,000         62,945
  SEP Industrial Holdings P.L.C........................      370,000        170,450
  Safeland P.L.C.......................................      100,000        105,996
  *Safestore P.L.C.....................................       26,923         36,879
  *Salvesen (Christian) P.L.C..........................       74,500        151,860
  Sanderson Bramall Motor Group P.L.C..................        8,720         41,024
  Saville (J.) Gordon Group P.L.C......................      311,302        365,503
  Savills P.L.C........................................       66,000        156,059
  Scholl P.L.C.........................................       20,000        165,517
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Scottish Metropolitan Property P.L.C.................      407,167   $    713,769
  Shaftesbury P.L.C....................................      150,000        600,509
  Shani Group P.L.C....................................       30,000         31,554
  Sharpe & Fisher P.L.C................................       14,804         56,369
  *Sheffield United P.L.C..............................       30,000         13,453
  Sherwood Group P.L.C.................................      202,000        131,761
  *ShopRite Group P.L.C................................      146,000         44,641
  Sidlaw Group P.L.C...................................      112,994        211,900
  *Signet Group P.L.C..................................      438,700        341,600
  Silentnight Holdings P.L.C...........................       30,000        133,800
  Simon Engineering P.L.C..............................      175,847        182,090
  Sinclair (William) Holdings P.L.C....................       40,000        160,788
  Sirdar P.L.C.........................................      119,721        130,804
  *Sketchley P.L.C.....................................      109,000         86,207
  Smart (J.) & Co. (Contractors) P.L.C.................        8,000         37,180
  Smith (James) Estates P.L.C..........................       95,000        220,757
  Spring Ram Corp. P.L.C...............................      846,888        269,301
  St. Modwen Properties P.L.C..........................      196,000        242,911
  Stanley Leisure Organisation P.L.C...................      152,932        735,694
  Stat-Plus Group P.L.C................................       25,300         47,446
  Stirling Group P.L.C.................................      214,889        175,211
  Stoddard Sekers International P.L.C..................       98,000         10,787
  Stratagem Group P.L.C................................       47,000         69,362
  *Sunleigh P.L.C......................................    2,000,000         24,461
  Swan Hill Group P.L.C................................       87,000        102,148
  Syltone P.L.C........................................       29,000         59,823
  *Tadpole Technology P.L.C............................       53,280         17,160
  *Tandem Group P.L.C..................................      472,000         67,348
  Tay Homes P.L.C......................................      103,937        209,322
  Telemetrix P.L.C.....................................      170,214        167,930
  The Cardiff Property P.L.C...........................        4,000         22,406
  Thorpe (F.W.) P.L.C..................................       15,000         35,590
  Tibbett & Britten Group P.L.C........................        3,692         36,063
  Time Products P.L.C..................................       81,758        207,985
  Tomkinsons P.L.C.....................................       10,000         28,945
  Tops Estates P.L.C...................................       63,557        201,067
  Town Centre Securities P.L.C.........................      240,000        428,551
  Trafford Park Estates P.L.C..........................      102,721        332,504
  Transport Development Group P.L.C....................      285,056      1,424,746
  *Transport Development Group P.L.C. Series B.........      460,100        266,353
  *Tring International Group P.L.C.....................       60,000          6,360
  Try Group P.L.C......................................       91,160         39,022
  Tunstall Group P.L.C.................................      120,000        310,161
  UCM Group P.L.C......................................       31,000         51,310
  Ugland International Holdings P.L.C..................      146,666        243,953
  *Union P.L.C.........................................       50,000         64,005
  United Carriers Group P.L.C..........................       20,000         13,861
  United Industries P.L.C..............................       81,822         88,062
  Usborne P.L.C........................................       30,000         11,986
  *Utility Cable P.L.C.................................      200,000         13,861
  Vardon P.L.C.........................................      110,000        349,787
  Vaux Group P.L.C.....................................       82,966        393,028
  *Vert (Jacques) P.L.C................................       45,000          7,705
  Vibroplant P.L.C.....................................      185,000        236,820
  Viglen Technology P.L.C..............................      196,000         92,690
  *Villiers Group P.L.C................................      167,000         28,595
  Vtr P.L.C............................................       13,000         24,803
  *Wace Group P.L.C....................................      253,807        148,999
  Wainhomes P.L.C......................................       86,000        189,325
  Walker Greenbank P.L.C...............................      205,640        216,294
  Ward Holdings P.L.C..................................      206,900        170,384

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                                             VALUE+
                                                               SHARES             -
                                                         ------------
  Warner Estate Holdings P.L.C.........................       99,000   $    435,082
  Warnford Investments P.L.C...........................       12,000         51,465
  Waterman Partnership Holdings P.L.C..................       25,000         20,588
  *Wates City of London Properties P.L.C...............      281,099        430,887
  Watts, Blake, Bearne & Co. P.L.C.....................       57,205        371,273
  Wembley P.L.C........................................       36,000        238,638
  Westbury P.L.C.......................................      148,442        641,475
  Westminster Health Care Holdings P.L.C...............       37,500        185,595
  Wilson (Connolly) Holdings P.L.C.....................      415,400      1,134,640
  Wilson Bowden P.L.C..................................        7,700         88,146
  Wimpey (George) P.L.C................................       25,000         53,406
  Wintrust P.L.C.......................................       24,000        171,225
  Wolverhampton & Dudley Breweries P.L.C...............       92,700        782,288
  Wyevale Garden Centres P.L.C.........................       50,000        277,221
  Yorklyde P.L.C.......................................       14,000         24,200
  *Yorkshire Food Group P.L.C..........................       70,000              0
  Yorkshire Group P.L.C................................      117,096        431,546
  Young & Co's Brewery P.L.C. Class A..................        5,000         52,387
  Young (H.) Holdings P.L.C............................       38,666        104,038
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $83,582,970)...................................                 102,554,751
                                                                       ------------
                                                             FACE
                                                           AMOUNT@
                                                         ------------
                                                            (000)
BONDS -- (0.2%)
  Viglen Technology P.L.C. 6.375%, 09/01/00............          319        849,196
  *Viglen Technology P.L.C. Floating Rate Notes, 6.98%,
    01/01/01...........................................           84              0
                                                                       ------------
TOTAL BONDS
  (Cost $424,372)......................................                     849,196
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *British Pound Sterling
    (Cost $58,134).....................................                      60,236
                                                                       ------------
                                                               SHARES
                                                         ------------
RIGHTS/WARRANTS -- (0.0%)
  *Viglen Technology P.L.C. Entitlement Letters
    (Cost $0)..........................................      196,000              0
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $84,065,476)...................................                 103,464,183
                                                                       ------------
FRANCE -- (9.4%)
COMMON STOCKS -- (9.4%)
  Agricole de la Crau..................................          200         17,383
  Airfeu SA............................................        3,141        120,752
  Alain Manoukian SA...................................        8,198        334,345
  *Arbel SA............................................        1,583         15,002
  Bail-Investissement (Societe Immobiliere pour le
    Commerce & l'Industrie)............................          100         16,447
  Bains de Mer et du Cercle des Etrangers a Monaco.....        6,329        864,281
  Banque de la Reunion.................................          504         48,608
                                                               SHARES        VALUE+
                                                         ------------  ------------

  #Bazar de l'Hotel de Ville SA........................        9,361   $  1,157,848
  Bongrain SA..........................................          190         96,703
  Burelle SA...........................................       10,986        881,411
  *CEE (Continentale d'Equipements Electriques)........        2,215         85,153
  Caisse Regionale de Credit Agricole Mutuel de la
    Brie...............................................        5,680        370,263
  *Cascades SA.........................................        8,281         40,832
  *Cofigeo (Cie Financiere Geo)........................          205         28,817
  Conflandey SA........................................        1,939        110,582
  Continentale d'Entreprises SA........................       19,198        750,878
  *DMC (Dollfus Mieg et Cie)...........................       38,146      1,051,399
  *Desquenne et Giral SA...............................        4,761        119,368
  Dietrich et Cie......................................       38,762      2,818,338
  Exacompta Clairefontaine SA..........................          400         70,068
  *FIDEI (Compagnie Financiere pour l'Immobiliere
    d'Enterprise)......................................       23,759        246,217
  Fimalac SA...........................................       10,590      1,327,562
  Fonderies Franco Belge...............................          913         87,748
  Francaise des Ferrailles.............................        4,855        478,783
  France-Africaine de Recherches Petrolieres
    Francarep..........................................          280         16,146
  Frankoparis SA.......................................       31,700        455,675
  Galeries Lafayette SA................................        4,718      4,573,868
  Gantois Series A.....................................          465         92,335
  Gascogne SA..........................................       10,334      1,065,740
  Gautier France SA....................................        2,227        148,150
  *Gel 2000 SA.........................................        4,629         31,336
  *Generale de Transport et d'Industrie................       11,342        834,142
  Gevelot..............................................        1,200        251,723
  Groupe Zannier SA....................................       26,650        770,621
  Guerbet SA...........................................       15,148        648,176
  ICBT Groupe SA.......................................        8,110        315,845
  *Immeubles de France.................................       36,161      2,991,874
  *Immeubles de France Em 98...........................          554         45,837
  Immobanque...........................................        9,394      1,111,684
  Immobiliere Complexes Commerciaux SA.................        3,078        102,895
  *#Immobiliere et Hoteliere SA........................       27,700        180,569
  Locindus (Cie Financiere pour la Location d'Immeubles
    Industrials et Commerciaux)........................       12,163      1,748,384
  Maire (Henri)........................................        1,252         23,019
  Marie Brizard & Roger International SA...............        2,745        353,290
  Matussiere et Forest SA..............................        1,020         13,213
  *Maxi-Livre/Profrance SA.............................        8,442         56,442
  Metal Deploye........................................          300         20,308
  Michel Thierry SA....................................        3,269        590,115
  *Mors................................................       37,132         60,203
  *NAF NAF SA..........................................       36,191        664,203
  Nord-Est.............................................        5,000        111,153
  *Nordon & Cie........................................        1,600        131,070
  PSB Industries SA....................................        1,838        197,847
  *Pier Import Europe SA...............................       18,642        258,312
  Plastic Omnium.......................................       16,250      2,477,113
  *Primisteres Reynoird SA.............................        5,349        354,945
  *Rochette............................................      138,121        660,273
  Rougier SA...........................................        2,715        194,228
  *Rouleau-Guichard SA.................................        2,495        116,769
  Rue Imperiale de Lyon................................        2,519      3,199,922

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  SAT SA (SA des Telecommunications)...................        1,068   $    473,058
  SERIBO (Societe d'Etudes et de Realizations pour les
    Industries du Bois)................................        4,015        157,707
  *SFIM (Societe de Fabrication d'Instruments de
    Mesure)............................................        3,403        588,708
  Sabeton..............................................        1,846        255,482
  *Saupiquet...........................................          420         42,612
  Securidev SA.........................................       16,908        316,525
  *Selectibanque SA....................................       46,567        607,504
  Signaux et d'Equipements Electroniques SA............       26,939      2,094,686
  Signaux Girod SA.....................................        5,407        104,113
  Silic (Societe Immobiliere de Location pour
    l'Industrie et le Commerce)........................        3,483        636,896
  Smoby SA.............................................          300         29,836
  Societe Financiere Immobail SA.......................        9,997        384,322
  Societe Financiere Interbail SA......................       27,370        667,921
  Taittinger SA........................................        2,629      2,175,171
  Teisseire France SA..................................        6,492        238,726
  *Teleflex Lionel-Dupont..............................          500          9,778
  Tivoly SA............................................        1,904         42,231
  Touax SA.............................................        1,425         89,438
  *Trouvay et Cauvin SA................................        9,481        329,463
  VM Materiaux SA......................................        1,636         88,872
  Vallourec (Usines a Tubes de Lorraine Escaut et
    Vallourec Reunies).................................       43,572      3,692,437
  *Via Banque..........................................       21,658        727,633
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $36,059,816)...................................                  49,759,332
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Derichebourg Finances Warrants 07/15/98 (Cost
    $57,964)...........................................        4,855          1,270
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *French Francs (Cost $24,882)........................                      25,316
                                                                       ------------
TOTAL -- FRANCE
  (Cost $36,142,662)...................................                  49,785,918
                                                                       ------------
GERMANY -- (7.8%)
COMMON STOCKS -- (7.8%)
  *Anterra Vermoegensverwaltungs AG....................        3,920        317,727
  *BDAG Balcke-Duerr AG................................        2,420        488,672
  Bayerische Handelsbank AG............................        3,631      1,260,714
  *Bremer Woll-Kaemmerei AG............................        5,310        455,409
  *DLW AG..............................................        8,900      1,542,582
  DSL Holding AG.......................................       11,850      1,954,184
  Deutsche Hypotheken Bank AG, Hannover/Berlin.........        6,387      1,773,380
  Deutsche Verkehrs-Bank AG............................        1,908        179,799
  *Dierig Holding AG...................................        1,250        119,195
  Dyckerhoff & Widmann AG..............................       12,224      1,638,744
  Escada AG............................................        5,709        986,303
  *Felten & Guilleaume Energietechnik AG...............        9,100      1,240,359
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Flender (A. Friedrich) AG...........................        9,832   $  2,018,472
  Fuchs Petrolub AG Oel & Chemie.......................          717         94,512
  Heilit & Woerner Bau AG..............................        8,542        814,532
  Herlitz AG...........................................       13,643        857,093
  *Honsel-Werke AG.....................................        3,450        358,006
  *Hutschenreuther AG..................................        8,591        161,431
  #KM Europa Metal AG..................................       13,005      1,874,750
  KM Europa Metal AG Em 95.............................        1,484        201,442
  Kaufring AG..........................................       12,600        682,021
  *Mauser Waldeck AG...................................        1,151        125,895
  *Mueller-Weingarten AG...............................          389         75,278
  *Neue Baumwoll-Spinnerei und Weberei Hof AG..........          873        140,049
  Norddeutsche Steingutfabrik AG.......................          715         11,386
  Nuernberger Hypothekenbank AG........................        1,634        545,342
  *Orenstein & Koppel AG...............................       13,550        353,421
  Otto Reichelt AG.....................................       36,354        469,008
  Phoenix AG, Hamburg..................................       18,540        421,177
  Rheinboden Hypothekenbank AG.........................        3,900        772,217
  Rheinmetall Berlin AG................................      124,700      4,056,900
  *Salamander AG, Kornwesteim..........................       12,999      2,362,407
  Scor Deutschland Rueckversicherungs AG...............          415         65,179
  Stern-Brauerei Carl Funke AG.........................          300         22,717
  *Stoehr & Co. AG.....................................        4,431        435,199
  *Strabag AG..........................................       15,450      1,351,926
  Sueddeutsche Bodencreditbank AG......................        4,248      1,656,034
  *Triton-Belco AG, Hamburg............................        2,977        127,744
  Tucher Braeu AG......................................        1,047         65,776
  Varta AG.............................................        5,611      1,101,560
  Voegele (Joseph) AG..................................        1,559        244,852
  WMF (Wuerttembergische Metallwarenfabrik AG).........        6,462      1,384,618
  Walter Bau AG........................................        4,427        533,885
  Weru AG..............................................          950        522,215
  Westag & Getalit.....................................        1,980        427,588
  Wuerttembergische AG.................................        2,474      3,712,131
  *Zanders Feinpapiere AG..............................       10,902        917,270
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $34,029,758)...................................                  40,921,101
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *German Marks (Cost $52,422).........................                      52,117
                                                                       ------------
TOTAL -- GERMANY
  (Cost $34,082,180)...................................                  40,973,218
                                                                       ------------
ITALY -- (6.0%)
COMMON STOCKS -- (5.8%)
  *Ansaldo Trasporti SpA...............................      497,000      1,120,287
  *Banca Nazionale dell'Agricoltura SpA................    1,857,500      3,383,424
  Banca Toscana........................................      607,000      3,161,458
  Banco di Chiavari e della Riviera Ligure SpA,
    Chiavari...........................................      172,500        667,691
  Bassetti SpA.........................................       69,000        744,279
  *Brioschi Finanziaria SpA, Milano....................      100,000         29,599
  CEMENTIR (Cementarie del Tirreno SpA), Roma..........    1,400,000      1,936,475
  Caltagirone SpA......................................    1,145,000      1,270,919
  Cementeria di Augusta SpA............................      142,500        312,287
  Cia Assicuratrice Unipol SpA.........................      215,464      1,060,885

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Comau SpA............................................      295,500   $  1,017,631
  Ericsson SpA.........................................       61,500      3,959,272
  *#FONSPA (Credito Fondiaro e Industriale Istituto per
    i Finanziamenti a Medio e Lungo Termine SpA).......      527,000      1,864,358
  Finarte Casa d'Aste SpA (Milano).....................      135,000        152,920
  Finarte Partecipazioni Pro Arte SpA..................      221,640        208,040
  *Fincasa 44 SpA......................................      175,000         53,492
  *Gabetti Holding SpA.................................      175,000        358,109
  *Grassetto SpA.......................................      110,000              0
  *Impregilo SpA.......................................      655,000        689,748
  Ipi SpA..............................................      447,500        934,839
  Linificio & Canapificio Nazionale SpA................      185,000        109,517
  Maffei SpA...........................................       90,500        166,648
  Marangoni SpA, Rovereto..............................       68,000        243,852
  Milano Assicurazioni SpA.............................      135,700        617,942
  *Montefibre SpA, Milano..............................      262,464        256,667
  *Necchi SpA..........................................       50,000         34,153
  *Premafin Finanziaria SpA............................    2,615,000      2,262,523
  *#Reno de Medici SpA, Milano.........................      172,060        621,915
  Riva Finanziaria SpA.................................       86,000        401,412
  SISA (Societa Imballaggi Speciali Asti SpA)..........      175,000        170,438
  *SMI STA Metallurgica Italiana SpA...................      290,000        217,896
  *SOPAF (Societa Partecipazioni Finanziarie SpA)......      640,000        586,521
  *Stayer SpA..........................................      117,500        140,454
  Vianini Industria SpA................................      315,000        270,748
  Vianini Lavori SpA...................................      407,500      1,135,424
  Zucchi (Vincenzo) SpA................................       74,000        753,984
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,427,211)...................................                  30,915,807
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.2%)
  *Italian Lira (Cost $967,330)........................                     966,770
                                                                       ------------
TOTAL -- ITALY
  (Cost $15,394,541)...................................                  31,882,577
                                                                       ------------
SPAIN -- (4.5%)
COMMON STOCKS -- (4.5%)
  Acieras y Forjas de Azcoita SA.......................        2,613        120,880
  *BAMI SA (Inmobiliara de Construcciones y
    Terrenos)..........................................       36,200        216,509
  Banco Guipuzcoano SA.................................       19,247      1,025,218
  Banco Pastor SA, La Coruna...........................       51,600      2,864,488
  Banco Zaragozano SA..................................       51,800      1,810,937
  Bodegas y Bebidas SA.................................        5,959        273,307
  Construcciones Lain SA...............................       15,816         50,903
  Elecnor SA...........................................        5,770        228,794
  *#Empresa Nacional de Celulosa SA....................       54,900      1,168,278
  *Europistas Concesionaria Espanola SA................      158,900      1,380,917
  Fabricacion de Automoviles Renault de Espana SA......       12,690        469,643
  *Filo SA.............................................       65,600        268,357
  GESA (Gas y Electricidad SA).........................       34,800      2,817,301
  Grupo Anaya SA.......................................       12,500        470,872
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Grupo Fosforera SA..................................       12,060   $     26,939
  Inbesos SA...........................................        3,200         73,806
  *Inmobiliaria Urbis SA...............................      144,300      2,031,252
  Inmobiliaria Zabalburu SA............................       30,004        456,063
  *Nueva Montana Quijano SA Series B...................      122,740        193,055
  OCP Construcciones SA, Madrid........................       90,450      2,827,403
  Omsa Alimentacion SA.................................       38,675        382,111
  Papelera de Navarra SA...............................        7,851        207,541
  Pescanova SA.........................................       24,900        424,558
  *Sarrio SA...........................................      216,615      1,052,189
  Tableros de Fibras SA Series B.......................       57,730        957,620
  Tavex Algodonera SA..................................       17,800        262,327
  Transportes Ferroviarios Especiales Tranfesa.........       25,580        287,387
  Unipapel SA..........................................       17,029        606,591
  Uralita SA...........................................       63,500        872,881
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,986,976)...................................                  23,828,127
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Spanish Peseta (Cost $28,790).......................                      28,623
                                                                       ------------
TOTAL -- SPAIN
  (Cost $13,015,766)...................................                  23,856,750
                                                                       ------------
NETHERLANDS -- (3.9%)
COMMON STOCKS -- (3.9%)
  ACF Holding NV (Certificate).........................       53,200      1,178,350
  *Bam Groep NV........................................       16,798      1,507,496
  Beers NV.............................................        5,000        293,667
  Begemann Groep NV....................................       44,600        617,138
  *Begemann Groep NV Series B..........................       44,600        266,391
  Cindu International NV...............................        1,790        149,681
  Econosto NV..........................................       23,124        351,047
  Gamma Holding NV.....................................       53,690      3,046,499
  Gemeenschappeljk Bezit Crown van Gelder NV...........       40,320        712,446
  Kas-Associatie NV....................................       16,350      1,334,641
  Koninklijke Ten Cate NV..............................       39,230      1,679,266
  *Krasnapolsky Hotels & Restaurants NV................       15,110        740,804
  Landre & Glinderman NV...............................        3,307        139,912
  MacIntosh NV.........................................       63,909      1,787,727
  NKF Holding NV.......................................       37,664      1,059,199
  Nagron Nationaal Grondbezit NV.......................        2,218         62,927
  Nedlloyd Groep NV, Rotterdam.........................       35,000        775,231
  Norit NV.............................................       78,571        973,788
  Polynorm NV..........................................       13,226      1,379,162
  Roto Smeets de Boer NV...............................       20,100        957,438
  *Sphinx NV...........................................       36,562        527,753
  *Textielgroep Twenthe NV.............................        1,200         35,837
  *Tulip Computers NV..................................       38,643         89,439
  Ubbink NV............................................          900         26,430
  Van Dorp Groep NV....................................       11,400        261,582
  Vredestein NV........................................       64,470        728,427
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $17,710,770)...................................                  20,682,278
                                                                       ------------

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Netherlands Guilder (Cost $22,303)..................                $     22,034
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $17,733,073)...................................                  20,704,312
                                                                       ------------
AUSTRALIA -- (3.8%)
COMMON STOCKS -- (3.6%)
  A.P. Eagers, Ltd.....................................       16,699         43,930
  *AWA, Ltd............................................      295,133        109,065
  Aberfoyle, Ltd.......................................      176,668        293,239
  Acacia Resources, Ltd................................      400,664        499,403
  Adelaide Brighton, Ltd...............................      449,901        293,068
  *Aerodata Holdings, Ltd..............................       52,987         13,275
  *An Feng Kingstream Steel, Ltd.......................       81,521         14,552
  *Anzoil NL...........................................       38,461          6,022
  Ashton Mining, Ltd...................................      448,960        314,951
  Atkins Carlyle, Ltd..................................       41,311        119,026
  Ausdrill, Ltd........................................      135,330         70,354
  Australian Oil & Gas Corp., Ltd......................       64,938         63,045
  *Australian Resources, Ltd...........................      352,493         77,274
  Avatar Industries, Ltd...............................      112,898         57,985
  *Beach Petroleum NL..................................      549,636         15,836
  Bridgestone Australia, Ltd...........................       26,822         52,080
  CIM Resources, Ltd...................................      325,177         30,551
  #Caltex Australia, Ltd...............................      307,800        761,523
  *Cambridge Gulf Exploration NL.......................       93,366          5,556
  Capral Aluminium, Ltd................................      398,971        679,716
  Centennial Coal, Ltd.................................       52,702         13,864
  Central Equity, Ltd..................................      155,382        136,253
  Centro Properties, Ltd...............................      175,272        288,726
  *Climax Mining, Ltd..................................      139,697         30,625
  Consolidated Paper Industries, Ltd...................       13,100         16,410
  *Consolidated Rutile, Ltd............................      437,974        145,392
  *Coplex Resources NL.................................      351,512         57,244
  Coventry Group, Ltd..................................       66,628        198,229
  Crane (G.E) Holdings, Ltd............................       44,129        304,042
  Crevet, Ltd..........................................       46,997         25,021
  *Croesus Mining NL...................................      154,735         26,653
  *#Crown, Ltd.........................................    1,439,216        576,930
  Cudgen RZ, Ltd.......................................       47,724         19,430
  *Cumnock Coal, Ltd...................................       40,710          9,944
  *Denehurst, Ltd......................................       78,163          3,574
  *Devex, Ltd..........................................      141,218         31,843
  *Dome Resources NL...................................      195,839         11,469
  *Dominion Mining, Ltd................................      116,119         24,001
  *ERG, Ltd............................................      296,242        218,951
  Eltin, Ltd...........................................      146,860        140,738
  *Emporer Mines, Ltd..................................      135,024         43,132
  Energy Resources of Australia, Ltd. Series A.........      354,731        866,525
  *Equatorial Mining, Ltd..............................       21,997         39,956
  FAI Insurances, Ltd..................................      570,291        162,527
  FAI Life, Ltd........................................      216,186         86,661
  Finemore Holdings, Ltd...............................       38,378         57,211
  Forrester Parker Group, Ltd..........................      169,862        138,311
  Gazal Corp., Ltd.....................................       89,069         86,472
  *General Gold Resources NL...........................      135,245          5,506
  *Gold Mines of Australia, Ltd........................       39,934          3,252
  Goldfields, Ltd......................................      473,424        581,198
  Gowing Bros., Ltd....................................       74,237        104,622
  Green's Foods, Ltd...................................       81,301         23,934
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Gwalia Consolidated, Ltd.............................      115,618   $    106,454
  Hancock and Gore, Ltd................................       55,066         52,081
  Harris Scarfe Holdings, Ltd..........................       63,600        119,508
  Healthscope, Ltd.....................................      127,219         50,998
  Homestake Mining Co..................................       68,661        731,100
  Hudson Conway, Ltd...................................       89,183        240,197
  Hudson Timber & Hardware, Ltd........................       59,500         34,659
  Hudson Timber & Hardware, Ltd. Issue 97..............       14,875          2,795
  Iama, Ltd............................................      163,624        235,718
  *Intag International, Ltd............................       93,568          5,275
  Ipoh, Ltd............................................      208,463        274,199
  Ipswich and West Moreton Building Society, Ltd.......       23,034         34,770
  JNA Telecommunications, Ltd..........................       38,610         41,595
  Jupiters, Ltd........................................      596,821      1,005,574
  KLZ, Ltd.............................................       81,686         71,118
  *Kidston Gold Mines, Ltd.............................      198,750         60,999
  *Lachlan Resources NL................................      217,903         12,966
  *MRI Holdings, Ltd...................................       87,075         22,361
  MacMahon Holdings, Ltd...............................      305,720         89,999
  Magellan Petroleum Australia, Ltd....................       28,131         44,050
  *Manettas, Ltd.......................................      154,638         40,680
  *Meekatharra Minerals, Ltd...........................      184,462         17,331
  Metal Manufactures, Ltd..............................      342,615        461,384
  Mirvac, Ltd..........................................      265,119        344,569
  National Foods, Ltd..................................      427,500        819,360
  *New Hampton Goldfields NL...........................      145,700          8,213
  *Newcrest Mining, Ltd................................      474,531        594,445
  Normandy Mt. Leyshon, Ltd............................      123,978        108,715
  *Orbital Engine Corp., Ltd...........................      165,000        111,616
  PMP Communications, Ltd..............................      432,525        780,227
  Pacific Hydro, Ltd...................................       81,545         52,608
  Parbury, Ltd.........................................       30,916          7,165
  *Payce Consolidated, Ltd.............................       74,466         36,381
  *Peptide Technology, Ltd.............................      153,432         38,441
  *Perilya Mines NL....................................      167,228         40,850
  Permanent Trustee Co., Ltd...........................       18,736         67,478
  Pirelli Cables Australia, Ltd........................      168,560         65,458
  Primac Holdings, Ltd.................................       22,084         33,198
  #QCT Resources, Ltd..................................      388,237        257,520
  RCG, Ltd.............................................      388,221        442,556
  *Resolute, Ltd.......................................      440,868        325,843
  Savage Resources, Ltd................................      953,826        436,123
  Schaffer Corp., Ltd..................................       14,106         18,112
  Sea World Property Trust.............................       61,000         36,297
  *Solution 6 Holdings, Ltd............................       28,900         19,550
  Southern Cross Broadcasting (Australia), Ltd.........       44,381        199,868
  *Spectrum Network Systems, Ltd. Series B.............      149,597         81,519
  Spicers Paper, Ltd...................................      245,591        224,586
  *St. Barbara Mines, Ltd..............................      329,338         25,785
  *Star Mining Corp. NL................................      302,691          1,706
  Tassal, Ltd..........................................       38,655         33,412
  *Techniche, Ltd......................................       34,687         33,676
  Thakral Holdings Group...............................      824,280        309,773
  *Ticor, Ltd..........................................      482,210        265,789
  *Titan Resources NL..................................      125,121         11,755
  *Union Gold Mining Co. NL............................      118,986         17,886
  Village Roadshow, Ltd................................       45,752         96,860
  Visions Systems, Ltd.................................       16,295         70,424

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  #Walker Corp., Ltd...................................      455,773   $    202,686
  Wesfi, Ltd...........................................       77,134         82,132
  Westralian Sands, Ltd................................      134,869        318,472
  White (Joe) Maltings, Ltd............................       35,860         89,844
  Wide Bay Capricorn Building Society, Ltd.............       25,741         53,850
  Wills (W.D. & H.O.) Holdings, Ltd....................      229,057        387,369
  Yates (Arthur) and Co. Property, Ltd.................      327,276        225,488
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $25,263,754)...................................                  19,132,513
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.2%)
  *Australian Dollar
    (Cost $1,187,500)..................................                   1,176,329
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Ashton Mining, Ltd. Rights 07/01/98.................       44,896            562
  *Harris Scarfe Holdings, Ltd. Rights 06/10/98........        9,085            683
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       1,245
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $26,451,254)...................................                  20,310,087
                                                                       ------------
SWITZERLAND -- (3.8%)
COMMON STOCKS -- (3.8%)
  Attisholz Holding AG, Attisholz......................        1,670      1,005,187
  Banque Privee Edmond de Rothschild SA, Geneve........          105        589,397
  Bucher Holding AG, Niederweningen....................        2,125      2,996,439
  Calida Holding AG, Oberkirch.........................          100        130,188
  Canon (Schweiz) AG, Dietlikon........................        9,900        736,493
  Carlo Gavazzi Holding AG, Baar Series B..............          230        246,546
  Coop Bank, Basel.....................................          370        262,743
  Daetwyler Holding AG, Atldorf........................          940      2,008,887
  #Feldschloesschen-Huerlimann Holding AG,
    Rheinfelden........................................        5,035      2,315,522
  Financiere Tradition, Lausanne.......................           30         42,201
  *Galenica Holding AG, Bern Series B..................        3,115      1,917,079
  Golay-Buchel Holding SA, Lausanne....................          125        114,126
  Industrieholding Cham AG, Cham.......................          325        285,737
  *Keramik Holding AG Laufen, Laufen...................        1,540        885,279
  Kuehne & Nagel International AG, Schindellegi........          700        591,764
  *Maag Holding AG, Zuerich............................        1,900        359,792
  *Porst Holding AG, Jegenstorf........................        1,500        213,035
  *Sihl Zuercher Papierfabriek an der Sihl, Zuerich....           50         37,197
  UMS Schweizerische Metallwerke Holding AG, Bern......        3,200        383,057
  Unigestion Holding, Geneve...........................        9,200        731,082
  Vaudoise Assurances Holding, Lausanne................          189        639,105
  Vaudoise d'Electricite SA, Morges....................           95        224,870
  WMH Walter Meier Holding AG, Staefa..................          260        272,550
  Zellweger Luwa AG, Uster.............................          590        506,753
  *Zschokke Holding SA, Geneve.........................        1,950        619,830
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Zueblin Holding AG, Zuerich.........................        3,300   $     77,332
  Zuercher Ziegeleien Holding, Zuerich.................        2,000      1,873,356
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,958,833)...................................                  20,065,547
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Swiss Francs
    (Cost $114,411)....................................                     114,710
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $14,073,244)...................................                  20,180,257
                                                                       ------------
HONG KONG -- (3.0%)
COMMON STOCKS -- (3.0%)
  ALCO Holdings, Ltd...................................      710,000         27,487
  Acme Landis Holdings, Ltd............................      130,000          6,878
  *Allied Group, Ltd...................................    5,364,000        252,660
  Allied Properties (Hong Kong), Ltd...................    6,468,000        338,049
  *Applied International Holdings, Ltd.................    1,150,000         30,572
  *Asia Commercial Holdings, Ltd.......................       35,960          1,949
  *Asia Securities International, Ltd..................    2,326,000        189,106
  Asia Standard International Group, Ltd...............    3,658,000        665,606
  Associated International Hotels, Ltd.................      758,000        266,557
  Beauforte Investors Corp., Ltd.......................       44,000         59,905
  #Burlingame International Co., Ltd...................      675,000        130,662
  Burwill Holdings, Ltd................................      350,000         36,585
  CDL Hotels International, Ltd........................    2,489,041        875,292
  CNT Group, Ltd.......................................    1,428,000         72,791
  *Capetronic International Holdings, Ltd..............      107,000          7,733
  Century City International Holdings, Ltd.............    5,727,067        687,337
  Cheuk Nang Properties (Holdings), Ltd................      318,000         75,919
  *Cheung Wah Development Co., Ltd.....................      898,000         18,542
  Chevalier Construction Holdings, Ltd.................      194,857          7,167
  #Chevalier Development International, Ltd............      625,852        222,105
  Chevalier International Holdings, Ltd................    1,447,349        140,084
  #China Foods Holdings, Ltd...........................    1,032,000        296,322
  *China Investments Holdings, Ltd.....................      989,000         44,670
  Chinney Investments, Ltd.............................      752,000         70,843
  Chow Sang Sang Holdings International, Ltd...........      738,000        185,714
  *Chuang's China Investments, Inc.....................    4,420,000         47,913
  Chuang's Consortium International, Ltd...............    3,051,760        200,851
  *City Chiu Chow (Holdings), Ltd......................      298,000          6,538
  Continental Holdings, Ltd............................      382,000         18,733
  Crocodile Garments, Ltd..............................      986,000         31,811
  *Culturecom Holdings, Ltd............................    1,326,000         17,454
  *Dransfield Holdings, Ltd............................    1,952,000         15,618
  Dynamic Holdings, Ltd................................      482,000         57,847
  *Emperor (China Concept) Investments, Ltd............    2,790,000         70,929
  Emporer International Holdings, Ltd..................      812,000         98,500
  *Fairwood Holdings, Ltd..............................      675,000         20,035
  Far East Consortium International, Ltd...............    1,758,041        129,318
  *Far East Holdings International, Ltd................      408,000         20,534
  Fountain Set Holdings, Ltd...........................    1,350,000        210,801

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Four Seas Travel International, Ltd..................      236,000   $     20,405
  *Fu Hui Jewelry Co. (Hong Kong), Ltd.................      670,000         34,153
  *Golden Harvest Entertainment Holdings, Ltd..........      736,000         41,791
  Golden Resources Development International, Ltd......      722,000         44,723
  Grande Holdings, Ltd.................................      506,000        146,922
  Great Wall Electronic International, Ltd.............    2,278,566         73,218
  Harbour Centre Development, Ltd......................      590,000        365,467
  Harbour Ring International Holdings, Ltd.............    3,430,000        107,561
  High Fashion International, Ltd......................      800,000         46,458
  Hong Kong Ferry (Holdings) Co., Ltd..................      302,000        235,785
  Hong Kong Parkview Group, Ltd........................      648,000        334,495
  Hop Hing Holdings, Ltd...............................      604,000         74,828
  Huey Tai International, Ltd..........................    2,920,260        203,502
  Hwa Kay Thai Holdings, Ltd...........................    3,235,600         20,042
  Innovative International (Holdings), Ltd.............      520,000        100,658
  *Jinhui Holdings Co., Ltd............................      978,000         30,290
  Joyce Boutique Holdings, Ltd.........................      808,000         15,849
  K Wah International Holdings, Ltd....................      871,672         76,492
  KTP Holdings, Ltd....................................      758,000         54,779
  *Kader Holdings Co., Ltd.............................      857,000         28,755
  Keck Seng Investments (Hong Kong), Ltd...............      380,000         58,356
  Kee-Shing Holdings Co., Ltd..........................      256,000         20,483
  King Fook Holdings, Ltd..............................      338,000         20,501
  Kwong Sang Hong International, Ltd...................    1,060,000        120,377
  #Lai Sun Development Co., Ltd........................    1,908,800        428,612
  Lai Sun Garment (International), Ltd.................      540,000        175,958
  Lai Sun Hotels International, Ltd....................      382,000         42,395
  *Lam Soon (Hong Kong), Ltd...........................      203,250         51,672
  *Lam Soon Food Industries, Ltd.......................      156,000         36,841
  Lane Crawford International, Ltd. Series A...........       63,000         47,154
  Laws International Holdings, Ltd.....................      520,000         85,224
  Leefung-Asco Printers Holdings, Ltd..................      128,000         20,152
  *Linkful International Holdings, Ltd.................      582,000          9,013
  Lippo, Ltd...........................................      751,000        327,091
  Liu Chong Hing Investment, Ltd.......................      626,000        412,002
  *Luks Industrial Co., Ltd............................    3,069,000         71,289
  *Magnificent Estates, Ltd............................    5,014,600         44,005
  *Mansion Holdings, Ltd...............................      566,000          5,332
  *Megga (S.) International Holdings, Ltd..............    1,399,200         55,072
  Melbourne Enterprises, Ltd...........................       41,000        172,487
  Melco International Development, Ltd.................      170,000         16,454
  Min Xin Holdings, Ltd................................      432,000         66,341
  *Mui Hong Kong, Ltd..................................    2,050,000         29,101
  Nam Hing Holdings, Ltd...............................      538,000         17,704
  Nanyang Holdings, Ltd................................       73,500         76,829
  National Electronics Holdings, Ltd...................    1,106,000         39,964
  *Nph International Holdings, Ltd.....................      408,000         19,481
  #Onfem Holdings, Ltd.................................      684,000         43,252
  Orient Power Holdings, Ltd...........................      420,000         21,680
  Pacific Concord Holding, Ltd.........................    1,648,000        216,926
  *Paul Y. Properties Group, Ltd.......................      113,085          3,050
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Peregrine Investments Holdings, Ltd..................      589,000   $    326,842
  Pokfulam Development Co., Ltd........................      244,000         70,848
  *Poly Investments Holdings, Ltd......................    1,428,000         79,241
  Prestige Properties Holdings, Ltd....................    1,166,000         82,759
  Process Automation Holdings, Ltd.....................      400,000         43,360
  *RJP Electronics, Ltd................................    1,350,000         18,815
  Regal Hotels International Holdings, Ltd.............    4,988,179        650,156
  *Rhine Holdings, Ltd.................................      260,000          4,697
  *Rivera Holdings, Ltd................................    1,912,000         22,453
  Ryoden Development, Ltd..............................    2,410,000        242,586
  *S.A.S.Dragon Holdings, Ltd..........................      944,000         12,182
  *SIS International Holdings, Ltd.....................      326,000         25,242
  San Miguel Brewery Hong Kong, Ltd....................      812,400        125,807
  Sea Holdings, Ltd....................................    1,208,000        452,084
  Seapower Resources International, Ltd................    2,785,000        111,414
  Semi-Tech (Global) Co., Ltd..........................    3,546,672        247,155
  Shaw Brothers Hong Kong, Ltd.........................      158,000         91,754
  Shell Electric Manufacturing (Holdings) Co., Ltd.....    1,177,000        138,220
  *#Shougang Concord Century Holdings, Ltd.............    1,000,000         36,134
  *Shun Ho Construction (Holdings), Ltd................      814,380         25,748
  *Shun Ho Resources Holdings, Ltd.....................      510,000         15,006
  Sincere Co., Ltd.....................................      872,000         56,265
  *Singamas Container Holdings, Ltd....................      360,000          8,595
  *Sino Foundations Holdings, Ltd......................      618,000         16,668
  South China Brokerage Co., Ltd.......................    4,418,000         28,507
  South China Holdings, Ltd............................      846,000         90,616
  South China Industries, Ltd..........................    1,182,000         36,609
  *South Sea Development Co., Ltd......................      967,000         19,218
  Starlight International Holdings, Ltd................      708,000         41,572
  #Stelux Holdings International, Ltd..................    1,862,552         90,135
  Sun Fook Kong Holdings, Ltd..........................    1,018,000        143,195
  *Swank International Manufacturing Co., Ltd..........      226,000         24,499
  Tai Cheung Holdings, Ltd.............................    1,377,000        334,077
  Tai Sang Land Development, Ltd.......................      640,900        188,159
  Tak Sing Alliance Holdings, Ltd......................    1,299,335         50,303
  Tak Wing Investment Holdings, Ltd....................      370,000         15,757
  Tern Properties Co., Ltd.............................      168,000         25,583
  Tian An China Investments Co., Ltd...................    2,287,000         82,638
  Tian Teck Land, Ltd..................................      800,000        107,369
  *Top Form International, Ltd.........................      494,000         10,200
  Tse Sui Luen Jewellry (International), Ltd...........      395,830         57,722
  *Tung Fong Hung (Holdings), Ltd......................    6,942,000         43,001
  Tung Fong Hung Properties (Holdings), Ltd............      534,353         27,928
  Tungtex (Holdings) Co., Ltd..........................      558,000         60,488
  *UDL Holdings, Ltd...................................    1,504,000         38,236
  USI Holdings, Ltd....................................      671,999         97,994
  *Wah Nam Group, Ltd..................................      630,000          3,984
  *Winfoong International, Ltd.........................    1,525,000         59,040
  *Wing Fai International, Ltd.........................      342,000          6,973
  Wing On Co. International, Ltd.......................      588,000        256,098
  Wing Shan International, Ltd.........................    1,130,000        121,035
  Winsor Industrial Corp., Ltd.........................      394,500         73,819
  Winsor Properties Holdings, Ltd......................       55,000         42,231

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Wo Kee Hong (Holdings), Ltd.........................    2,722,400   $     52,698
  *Wong's Kong King International (Holdings), Ltd......      874,000         20,753
  World Houseware (Holdings), Ltd......................      594,000         23,763
  *Yaohan International Holdings, Ltd..................    1,660,000         10,711
  Yau Lee Holdings, Ltd................................    1,754,000         43,686
  *Yoshiya International Corp., Ltd....................      720,000         27,410
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $27,516,174)...................................                  15,728,426
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Hong Kong Dollars
    (Cost $184,236)....................................                     184,235
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Far East Consortium International, Ltd. Warrants
    10/31/99...........................................      132,604            684
  *Four Seas Travel International, Ltd. Warrants
    12/08/00...........................................       47,200          1,218
  *Grande Holdings, Ltd. Warrants 10/15/00.............       89,600          4,047
  *KTP Holdings, Ltd. Warrants 09/30/99................       23,000            208
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       6,157
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $27,700,410)...................................                  15,918,818
                                                                       ------------
SWEDEN -- (2.9%)
COMMON STOCKS -- (2.7%)
  Alma Industri & Handel AB Series B...................        8,000        185,929
  Angpannefoereningen AB Series B......................        7,650        126,996
  *Argonaut AB Series A................................       62,600         95,927
  *Argonaut AB Series B................................      571,480        883,025
  B & N Bylock & Nordsjoefrakt AB Series B.............       91,800        336,443
  BPA AB Series A......................................       64,900        155,808
  BPA AB Series B......................................       49,700        123,125
  Beijer AB Series B...................................        8,000        140,979
  Benima Ferator Engineering AB........................       10,600         41,150
  Berg (C.F.) & Co. AB Series B........................       19,200         76,006
  Bong Ljungdahl AB....................................       15,200        141,695
  Boras Waefveri AB Series B...........................       15,900        116,749
  Celsius Industrier AB Series B.......................       42,900      1,112,090
  Concordia Maritime AB Series B.......................      118,100        304,641
  *Evidentia Fastigheter AB Series A...................       40,410        172,354
  *Evidentia Fastigheter AB Series B...................        3,900         16,385
  FFNS Gruppen AB Series B.............................       47,050        477,654
  *Fagerlid Industrier AB..............................       12,150         58,959
  Fastighets AB Tornet.................................       17,750        290,132
  *Fastighits AB Celtica...............................       11,000         61,806
  *Firefly AB..........................................        5,800          5,925
  Geveko AB Series B...................................       16,800        252,077
  Gorthon Lines AB Series B............................       69,300        402,653
  ICB Shipping AB Series B.............................      135,200      1,363,925
  *Intelligent Micro Systems Data AB...................        7,500         43,194
  JP Bank Series A.....................................       44,500        261,399
                                                               SHARES        VALUE+
                                                         ------------  ------------

  JP Bank Series B.....................................       23,100   $    137,168
  *Jacobson and Widmark AB.............................       31,000        130,636
  *Kjessler & Mannerstrale AB..........................       20,200         90,283
  *Klippans Finpappersbruk AB..........................       30,800        108,161
  Marieberg Tidnings AB Series A.......................       38,700      1,173,711
  Meda AB Series A.....................................        4,900         48,494
  NH Nordiska Holding AB...............................       86,500        198,827
  Naeckebro AB.........................................       45,030        750,411
  *Naerkes Elektriska AB Series B......................       18,000        151,706
  Piren AB.............................................       58,618        445,384
  Platzer Bygg AB Series B.............................       87,900        150,411
  Prifast AB...........................................       44,400        436,576
  Rottneros Bruk AB....................................      461,900        362,752
  *Scandiaconsult AB...................................       28,700        150,263
  Solitair Kapital AB..................................      265,600        237,418
  Spendrups Bryggeri AB Series B.......................       23,600        177,808
  *#Stena Line AB Series B.............................      212,300        704,872
  Wallenstam Byggnads AB Series B......................       73,700        541,155
  Westergyllen AB Series B.............................        6,800        173,670
  #Wihlborg & Son AB Series B..........................      467,550        668,702
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,470,554)...................................                  14,085,434
                                                                       ------------
                                                             FACE
                                                           AMOUNT@
                                                         ------------
                                                            (000)
BONDS -- (0.1%)
  *Wihlborgs Fastigheter AB 5.83% Notes 12/02/02
    (Cost $452,917)....................................           57        666,939
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.1%)
  *Swedish Krona
    (Cost $317,469)....................................                     315,444
                                                                       ------------
                                                               SHARES
                                                         ------------
RIGHTS/WARRANTS -- (0.0%)
  *Wihlborgs Fastigheter AB Warrants 12/20/02
    (Cost $85,873).....................................      169,740         29,262
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $14,326,813)...................................                  15,097,079
                                                                       ------------
MALAYSIA -- (2.7%)
COMMON STOCKS -- (2.7%)
  A&M Realty Berhad....................................      135,000         38,667
  *#AMMB Holdings Berhad...............................      892,400        794,690
  Advance Synergy Berhad...............................      523,000         76,261
  Affin Holdings Berhad................................      633,000        220,862
  Aluminum Co. of Malaysia.............................      175,000         32,125
  Amalgamated Containers Berhad........................       67,000         12,212
  *Amsteel Corp. Berhad................................    1,912,000        216,566
  Ancom Berhad.........................................      171,000         44,525
  Angkasa Marketing Berhad.............................      206,000         35,938
  *Anson Perdana Berhad................................      122,000         27,002
  Antah Holding Berhad.................................      275,000         44,395
  *Aokam Perdana Berhad................................      310,000         49,642
  Arab Malaysia Corp. Berhad...........................      364,000        112,787
  Asas Dunia Berhad....................................      247,000         48,879
  Asia Pacific Land Berhad.............................    1,101,000        121,840
  *Austral Amalgamated Berhad..........................      256,000         30,329
  Austral Enterprises Berhad...........................      224,000        233,303

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Bandar Raya Developments Berhad......................      605,000   $    118,149
  Batu Kawan Berhad....................................      358,000        449,306
  *Berjaya Industrial Berhad...........................      130,000         12,694
  *Best World Land Berhad..............................      232,000         27,184
  Bimb Holdings BHD....................................      163,800         55,446
  #Bolton Properties Berhad............................      291,000         45,842
  #Boustead Holdings Berhad............................      541,000        394,428
  *CHG Industries Berhad...............................       60,000          8,124
  Cahya Mata Sarawak Berhad............................      113,000         59,435
  Cement Industries of Malaysia Berhad.................      204,000        109,423
  Chin Teck Plantations Berhad.........................       55,000         69,027
  Chocolate Products (Malaysia) Berhad.................      540,000         54,134
  Choo Bee Metal Industries Berhad.....................      128,000         22,997
  Cold Storage (Malaysia) Berhad.......................      125,000         59,563
  DNP Holdings Berhad..................................      487,000         74,182
  *Damansara Realty Berhad.............................    1,136,000        109,444
  Datuk Keramik Holdings Berhad........................      309,000         81,263
  Diethelm Holdings (Malaysia) Berhad..................      101,000         20,776
  Diversified Resources Berhad.........................      339,000        104,158
  Eastern & Oriental Berhad............................      143,000         59,203
  Eastern Pacific Industrial Corp. Berhad..............      125,000         18,389
  *Econstates Berhad...................................      193,000         27,137
  *FACB Berhad.........................................      969,000         99,663
  FCW Holdings Berhad..................................      182,000         25,827
  *Faber Group Berhad..................................      502,000         73,199
  Far East Holdings Berhad.............................       78,000         37,370
  Federal Flour Mills Berhad...........................      274,000        234,011
  Fima Corp. Berhad....................................        4,000          1,823
  Gadek (Malaysia) Berhad..............................      136,000         84,635
  *General Corp. Berhad................................      521,000         62,403
  George Kent (Malaysia) Berhad........................      108,000         21,653
  George Town Holdings Berhad..........................      171,000         36,511
  Goh Ban Huat Berhad..................................       72,000         14,623
  Gold Coin (Malaysia) Berhad..........................       47,000         25,700
  Golden Plus Holdings Berhad..........................      189,000         43,799
  *Granite Industries Berhad...........................      345,000         41,772
  *Gula Perak Berhad...................................      357,000         82,731
  *Guthrie Ropel Berhad................................      196,000        153,105
  H&R Johnson (Malaysia) Berhad........................       44,000          6,072
  HLG Capital Berhad...................................       49,000         21,690
  Ho Hup Construction Co. Berhad.......................       77,000         23,859
  Hong Leong Industries Berhad.........................      217,000        177,420
  IGB Corp. Berhad.....................................      583,000        180,646
  *Insas Berhad........................................      794,000        116,810
  *Integrated Logistics Berhad.........................      107,000         21,314
  Intria Berhad........................................    1,127,500        158,534
  *Island & Peninsular Berhad..........................      242,000        163,833
  Jasa Megah Industries Berhad.........................      226,000         45,312
  Jeram Kuantan (Malaysia) Berhad......................       42,000          6,124
  KIG Glass Industrial Berhad..........................      218,000         25,827
  Kamunting Corp. Berhad...............................    1,648,000        214,555
  Kanzen Berhad........................................       83,000         15,777
  Keck Seng (Malaysia) Berhad..........................      373,000        138,886
  *Kelanamas Industries Berhad.........................      162,000         17,084
  Kemayan Corp. Berhad.................................      454,000         63,244
  Kim Hin Industry Berhad..............................      131,000         20,978
  Kuala Sidim Berhad...................................      203,000        252,660
  *Kumpulan Emas Berhad................................      652,000         73,001
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Kym Holdings Berhad.................................       51,000   $     12,748
  Land - General Berhad................................      649,000        101,393
  *Landmarks Berhad....................................      595,000         89,858
  Larut Consolidated Berhad............................      291,000         63,648
  Leader Universal Holdings Berhad.....................      636,000        129,171
  *Leong Hup Holdings Berhad...........................      230,000         34,735
  Lim Kim Hai Holdings Berhad..........................       36,000          4,687
  Lion Corp. Berhad....................................      226,800         50,197
  Lion Land Berhad.....................................    1,551,304        179,750
  MBF Holdings Berhad..................................    1,521,000        162,377
  *MBF Land Berhad.....................................    1,109,000        105,399
  MCB Holdings Berhad..................................      173,000         24,100
  MMC Engineering Group Berhad.........................       25,000          9,016
  MUI Properties Berhad................................    1,017,400        131,132
  MWE Holdings Berhad..................................      228,000         32,058
  Malayan Flour Mills Berhad...........................      137,000         42,093
  Malayawata Steel Berhad..............................      306,000         79,677
  Malaysia Building Society Berhad.....................      343,000        100,922
  Malaysia Industrial Development Finance Berhad.......      964,000        278,620
  Malaysia Mining Corp. Berhad.........................    1,531,000        673,712
  Malaysian Airlines System............................      987,000        591,095
  Malaysian Helicopter Services Berhad.................    1,070,000        150,449
  Malaysian Mosaics Berhad.............................       79,000         24,067
  Malaysian Plantations Berhad.........................      497,000        114,528
  Maruichi Malaysia Steel Tube Berhad..................      101,000         57,331
  Mechmar Corp.........................................       67,000         10,816
  Mega First Corp. Berhad..............................      358,000         40,083
  Metrojaya Berhad.....................................      152,000         36,412
  Metroplex Berhad.....................................    1,210,000        274,105
  *Minho (Malaysia) Berhad.............................      153,000         18,326
  Muda Holdings Berhad.................................      223,000         44,420
  Muhibbah Engineering Berhad..........................       13,000          5,788
  NCK Corp. Berhad.....................................       25,000          7,811
  *Nam Fatt Berhad.....................................      143,000         45,799
  OSK Holdings.........................................      349,000        117,227
  Oriental Holdings Berhad.............................      197,200        341,461
  PJ Development Holdings Berhad.......................      380,000         56,399
  Palmco Holdings Berhad...............................      229,000         33,093
  Pan Pacific Asia Berhad..............................      165,000         51,985
  Panglobal Berhad.....................................      180,000         28,590
  Paramount Corp. Berhad...............................      100,000         23,304
  Parit Perak Holdings Berhad..........................      228,000         40,667
  Pernas International Holdings Berhad.................      834,000        194,357
  Pilecon Engineering Berhad...........................      257,000         67,588
  Putera Capital Berhad................................       77,000         18,846
  SCB Developments Berhad..............................      215,000         85,653
  Sarawak Enterprise Corp. Berhad......................      264,000         87,988
  *Sateras Resources (Malaysia) Berhad.................      292,000         31,173
  Scientex, Inc. Berhad................................        3,000          1,133
  Selangor Dredging Berhad.............................      356,000         46,348
  Selangor Properties Berhad...........................      532,000        223,023
  Shangri-la Hotels (Malaysia) Berhad..................      682,000        188,236
  Siah Brothers Corp. Berhad...........................       52,000          7,989
  *Silverstone Berhad..................................       66,920              0
  South Malaysia Industries Berhad.....................      240,000         27,496
  Southern Acids (Malaysia) Berhad.....................       24,000          7,624

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                                             VALUE+
                                                               SHARES             -
                                                         ------------
  Sriwani Holdings Berhad..............................       26,000   $      6,770
  Ta Enterprise Berhad.................................      941,000        171,514
  Taiping Consolidated Berhad..........................      332,000         44,520
  Talam Corp. Berhad...................................      191,000         45,257
  Tan & Tan Developments Berhad........................      496,000        167,895
  Tan Chong Motor Holdings Berhad......................      981,000        638,589
  Time Engineering Berhad..............................      796,000        209,337
  *Tongkah Holdings Berhad.............................      205,000         47,774
  Tradewinds (Malaysia) Berhad.........................      289,000        139,966
  Tronoh Mines Malaysia Berhad.........................       62,000         73,615
  UMW Holdings Berhad..................................       95,000         59,120
  Uniphone Telecommunications Berhad...................      212,000         40,297
  Utusan Melayu (Malaysia) Berhad......................       95,000         24,984
  *Wembley Industries Holdings Berhad..................      128,000         23,664
  *Westmont Industries Berhad..........................      361,000         83,658
  Westmont Land (Asia) Berhad..........................      259,000         36,417
  *Wing Tiek Holdings Berhad...........................       86,000         19,930
  Worldwide Holdings Berhad............................      156,000         36,558
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $44,655,412)...................................                  14,179,146
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Malaysian Ringetts
    (Cost $15,564).....................................                      15,001
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Bolton Properties Berhad Rights 06/05/98
    (Cost $0)..........................................      145,500              0
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $44,670,976)...................................                  14,194,147
                                                                       ------------
DENMARK -- (2.1%)
COMMON STOCKS -- (2.1%)
  Aalborg Portland Holding A.S. Series A...............        4,556        519,881
  Aalborg Portland Holding A.S. Series B...............          680         77,594
  Aarhus Oliefabrik A.S. Aeries A......................        6,770        358,847
  Albani Bryggerierne Series B.........................        1,140        142,673
  Alm Brand A.S. Series B..............................       26,564        880,024
  Amagerbanken A.S.....................................        3,842        179,323
  Ambu International AS Series B.......................          358         28,042
  Amtssparekassen Fyn A.S..............................        3,711        247,518
  Andersen & Martini Series B..........................          500         19,141
  Bording (F.E.) A.S. Series B.........................          475         25,387
  Broedrene Hartmann A.S. Series B.....................        1,102        186,323
  Cubic Modulsystem
    A/S Series B.......................................          400         30,272
  Dalhoff, Larsen & Hornemann A.S. Series B............        1,813         82,752
  Dampskibsselsk et Torm A.S...........................        3,657        230,994
  Dampskibsselskabet Norden A.S........................          937         89,675
  Dansk Kautionsforsikring A.S.........................        3,929        313,169
  Djursland Bank.......................................          473         41,438
  Dv Industri A.S......................................        4,200        176,243
  *East Asiatic Co., Ltd...............................       43,862        400,404
  Egnsbank Fyn Aktieselskab............................          300         32,024
  Egnsbank Han Herred..................................        2,545         63,702
  Egnsbank Nord A.S....................................          708         68,280
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Ejendamsselskabet Norden A.S.........................        1,953   $    112,146
  Fih A.S. Series B....................................       31,664        759,927
  Foras Holding A.S. Series B..........................        2,979        120,621
  Forstaedernes Bank...................................        4,715         98,830
  Fredgaard Radio AS...................................        1,747        105,462
  Haandvaerkerbanken I Naestved........................          519         38,208
  Hedegaard (Peder P.) A.S.............................        1,406         60,035
  Henriksen Og Henriksen Holding
    A/S Series B.......................................          500         38,473
  Hoejgaard Holding A.S. Series A......................        2,076        336,231
  Hoejgaard Holding A.S. Series B......................        1,415        225,008
  Hoffman & Sonner A.S. Series B.......................        1,261         58,299
  *Junckers (F.) Industrier A.S........................        3,475        181,636
  Korn-Og Foderstof Kompagnet A.S......................       24,880        615,429
  Lan & Spar Bank A.S..................................        5,706        176,429
  Lauritzen (J.) Holding Series B......................        4,878        466,846
  Lokalbanken I Nordsjaelland A.S......................          690         50,797
  *Midtbank A.S........................................        5,700        196,385
  Migatronic Series B..................................        1,294         38,105
  Moens Bank A.S.......................................          424         21,663
  Morso Bank...........................................          240         19,435
  Naestved Diskontobanken..............................          651         72,847
  Nordvestbank.........................................          673         78,282
  Norresundby Bank.....................................          110         15,386
  Ove Arkil Series B...................................          400         39,460
  *Rederiet Knud I. Larsen A.S.........................        3,619         85,256
  Ringkjoebing Bank....................................          244         56,404
  Ringkjoebing Landbobank..............................          513        139,736
  Salling Bank.........................................          500         25,767
  *Scanbox Danmark A/S Series B........................        3,400        101,348
  Skjern Bank A.S......................................          306         25,456
  Spaencom A.S.........................................          300         23,852
  Spar Nord Holding....................................       11,289        601,703
  Sparbank Vest A.S....................................        2,374        185,257
  Sparekassen Faaborg A.S..............................        1,314        102,539
  Sydbank A.S..........................................       15,770        893,945
  The Bank of Greenland A.S., Nuuk.....................        1,000         28,711
  Thrigetitan AS Series A..............................          100         22,086
  Torsana A/S Series B.................................          200         17,669
  Totalbanken A.S......................................          200         10,748
  Vestfyns Bank........................................          500         21,349
  Vestjysk Bank........................................        1,116         69,342
  Wessel & Vett Magasin du Nord A.S. Series C..........        6,148        402,821
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,348,154)...................................                  10,933,635
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Danish Krone
    (Cost $94,764).....................................                      96,428
                                                                       ------------
TOTAL -- DENMARK
  (Cost $11,442,918)...................................                  11,030,063
                                                                       ------------
SINGAPORE -- (1.8%)
COMMON STOCKS -- (1.8%)
  *Alliance Technology & Development, Ltd..............        3,000            878
  Apollo Enterprises, Ltd..............................      192,000         91,756
  Bonvests Holdings, Ltd...............................      471,000        120,985
  *CK Tang, Ltd........................................       57,000         30,645

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Carnaudmetalbox Asia, Ltd............................      163,000   $    166,991
  Chevalier Singapore Holdings, Ltd....................      200,000         29,271
  Chuan Hup Holdings, Ltd..............................      516,000        110,967
  Cosco Investment (Singapore), Ltd....................      223,000         83,924
  First Capital Corp., Ltd.............................      580,000        315,291
  Focal Finance, Ltd...................................      101,000         87,485
  *General Magnetics, Ltd..............................      187,000         22,900
  #Haw Par Brothers International, Ltd.................      411,000        451,754
  Hind Hotels International, Ltd.......................      147,000         98,351
  Hong Kok Corp., Ltd..................................      307,000        201,731
  Hotel Grand Central, Ltd.............................      327,700         97,879
  Hotel Plaza, Ltd.....................................      892,000        213,141
  Hotel Properties, Ltd................................      785,000        286,050
  Hour Glass, Ltd......................................      210,000         50,179
  Hwa Hong Corp., Ltd..................................      402,000        261,755
  *Hwa Tat Lee, Ltd....................................      330,000         38,441
  Insurance Corp. of Singapore, Ltd....................      112,000        119,760
  Intraco, Ltd.........................................      215,000         79,629
  Isetan (Singapore), Ltd..............................       64,000         69,199
  Jack Chia-MPH, Ltd...................................      208,000         68,339
  Jurong Engineering, Ltd..............................       91,000         73,387
  Keppel Marine Industries, Ltd........................      409,000        322,507
  LC Development, Ltd..................................      292,000         54,074
  Lee Kim Tah Holdings, Ltd............................       72,000         23,871
  Liang Court Holdings, Ltd............................    1,052,600        264,092
  Lim Kah Ngam, Ltd....................................      235,000         80,017
  Low Keng Huat Singapore, Ltd.........................      232,000         24,253
  Metro Holdings, Ltd..................................      233,800        167,598
  *Neptune Orient Lines, Ltd...........................    1,394,000        549,602
  Orchard Parade Holdings, Ltd.........................      472,000        245,303
  Pacific Carriers, Ltd................................      669,000        245,778
  Prima, Ltd...........................................       83,000        138,828
  Republic Hotels and Resorts, Ltd.....................      552,000        207,741
  Resources Development Corp., Ltd.....................       88,000        115,650
  SNP Corp., Ltd.......................................       72,500         16,891
  *SPP, Ltd............................................       55,000          4,271
  Scotts Holdings, Ltd.................................      529,000        249,646
  Shangri-la Hotel, Ltd................................      354,200        425,291
  Singapura Building Society, Ltd......................       84,000         36,129
  *Singatronics, Ltd...................................      433,000         76,305
  Ssangyong Cement (Singapore), Ltd....................        9,000          7,796
  Tat Lee Finance, Ltd.................................      160,000         88,888
  Tibs Holdings, Ltd...................................      203,000         86,705
  Times Publishing, Ltd................................      271,000        461,377
  Tuan Sing Holdings, Ltd..............................    1,676,000        180,214
  United Engineers, Ltd................................      334,000        155,626
  United Industrial Corp., Ltd.........................    3,443,000      1,018,085
  United Overseas Finance, Ltd.........................      129,000         75,519
  United Overseas Land, Ltd............................    1,321,000        725,993
  *Van der Horst, Ltd..................................      109,000         25,394
  Vickers Ballas Holdings, Ltd.........................      543,000        231,925
  WBL Corp., Ltd.......................................       98,000         81,373
  #Wing Tai Holdings, Ltd..............................      266,000        149,366
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $20,887,090)...................................                   9,706,796
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Singapore Dollars
    (Cost $10,606).....................................                $     10,438
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $20,897,696)...................................                   9,717,234
                                                                       ------------
NORWAY -- (1.7%)
COMMON STOCKS -- (1.7%)
  *Askia Invest ASA....................................       93,000         23,459
  *Awilco ASA Series A.................................       22,700         52,739
  Bergensbanken ASA....................................       24,056        210,784
  Braathens S.A.F.E. ASA...............................       79,900        599,328
  *Broevig Offshore ASA................................        6,600         53,450
  *C. Tybring-Gjedde ASA...............................       12,100        104,416
  *Color Line ASA......................................       72,300        230,366
  *Dyno Industrier ASA.................................       67,522      1,380,497
  Elkem ASA............................................      123,652      1,592,364
  *Fesil ASA...........................................       19,257        161,064
  Gresvig ASA..........................................       13,300        176,572
  Helicopter Services Group ASA........................       50,452        535,843
  *Hunsfos ASA.........................................       10,740         38,641
  *Kenor ASA...........................................       24,000         17,524
  *Kongsberg Automotive ASA............................        9,899        122,878
  Kverneland ASA.......................................       21,732        565,490
  Leif Hoegh & Co. ASA.................................       75,300      1,219,619
  Moelven Industrier ASA...............................      179,016        209,143
  *Nomadic Shipping ASA................................       33,021         65,758
  Nordlandsbanken ASA..................................       15,808        392,453
  *Nydalens Compagnie ASA Series A.....................       10,112         80,549
  *Petroleum Geo-Services ASA..........................        3,518        232,125
  *Raufoss Ammunisjonfabrikker ASA.....................        3,100         43,214
  Sagatex AS...........................................        4,000         22,304
  Se Labels ASA........................................       14,028        173,200
  *Sensonor ASA........................................       57,632        294,574
  Storli ASA Series A..................................       32,274        471,319
  Ugland Nordic Shipping ASA...........................        4,000         44,077
  *Waterfront Shipping ASA Series A....................       24,000         10,355
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $9,582,946)....................................                   9,124,105
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Norwegian Krone
    (Cost $106,020)....................................                     105,194
                                                                       ------------
TOTAL -- NORWAY
  (Cost $9,688,966)....................................                   9,229,299
                                                                       ------------
BELGIUM -- (1.3%)
COMMON STOCKS -- (1.3%)
  *Banque Belgo-Zairoise Belgolaise SA.................           83         28,461
  Belge des Betons.....................................          626        388,433
  #Bernheim-Comofi SA..................................        9,640        729,338
  #CFE (Compagnie Francois d'Entreprises)..............        2,996      1,002,892
  #CMB (Cie Martime Belge).............................        7,500        574,575
  #Cofinimmo SA........................................        4,850        527,970
  Floridienne NV.......................................        1,900        134,442
  *Forges de Clabecq SA................................        1,760            144

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Franki NV (Cie Internationale des Pieux Armes
    Frankignoul SA)....................................        1,800   $      7,446
  Ibel.................................................        2,500        190,505
  *Immobel (Cie Immobiliere de Belgique SA)............       17,260      1,221,297
  *Papeteries de Catala SA.............................          450         74,583
  Quick Restaurants SA.................................          600         27,759
  *Recticel SA.........................................       58,686        742,668
  SIPEF (Societe Internationale de Plantations & de
    Finance), Anvers...................................          275         47,973
  Sapec SA.............................................        6,401        339,695
  Ter Beke NV..........................................        1,600        195,948
  Uco Textiles NV......................................        2,000        336,377
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $5,460,487)....................................                   6,570,506
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Belgian Francs
    (Cost $91,573).....................................                      91,255
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $5,552,060)....................................                   6,661,761
                                                                       ------------
FINLAND -- (0.5%)
COMMON STOCKS -- (0.5%)
  *Amer Group P.L.C....................................       36,500        767,998
  Bank of Aland, Ltd...................................          400          8,564
  Benefon Oy...........................................        7,300         77,069
  Honkarakenne Oy Series B.............................        1,000          6,460
  Interavanti Oy.......................................       10,000         13,104
  Julius Tallberg-Kiinteistoet Oy, Helsinki Series B...        7,101         59,634
  Kone Oy Series B.....................................        6,200        904,027
  Laennen Tehtaat Oy...................................        7,000        108,528
  Lemminkainen Oy......................................        3,000         38,760
  Okobank Series A.....................................       10,670        196,937
  Olvi Oyj Series A....................................        2,700         76,246
  Oy Leo-Longlife, Ltd. Series A.......................          400          7,383
  Raute Oy Series A....................................        3,600         46,512
  Silja Oy AB Series A.................................       27,800        174,456
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,458,606)....................................                   2,485,678
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Finnish Markka
    (Cost $10,050).....................................                      10,119
                                                                       ------------
TOTAL -- FINLAND
  (Cost $2,468,656)....................................                   2,495,797
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------

NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
  AFFCO Holdings, Ltd..................................      145,200   $     21,765
  CDL Hotels NZ, Ltd...................................      248,200         33,218
  Cavalier Corp., Ltd..................................       25,500         31,671
  Ceramco Corp., Ltd...................................       34,400         24,493
  DB Group, Ltd........................................       71,500        114,830
  Independent Newspapers, Ltd. (Auckland)..............       40,000        160,602
  *New Zealand Oil & Gas, Ltd..........................      110,000         20,022
  Richina Pacific, Ltd.................................       28,600         16,535
  Sanford, Ltd.........................................       75,900        113,770
  St. Lukes Group, Ltd.................................      113,700         96,172
  Tasman Agriculture, Ltd..............................       99,400         40,442
  *Tourism Holdings, Ltd...............................       31,200         17,037
  Trans Tasman Properties, Ltd.........................      224,040         61,168
  Wrightson, Ltd.......................................      119,900         32,735
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $877,301)......................................                     784,460
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *New Zealand Dollar
    (Cost $2,016)......................................                       1,964
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Tourism Holdings, Ltd. Rights 06/09/98
    (Cost $0)..........................................        8,914          1,336
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $879,317)......................................                     787,760
                                                                       ------------
UNITED STATES -- (0.1%)
COMMON STOCKS -- (0.1%)
  *Forcenergy, Inc.
    (Cost $217,696)....................................       21,811        406,229
                                                                       ------------


                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.9%)
    Repurchase Agreement, PNC Capital Markets Inc.
      5.25%, 06/01/98 (Collateralized by U.S. Treasury
      Notes 5.25%, 01/31/01, valued at $15,428,831) to
      be repurchased at $15,198,647.
      (Cost $15,192,000)...............................  $    15,192     15,192,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $622,738,978)++................................                $528,522,281
                                                                       ------------
                                                                       ------------

--------------------
+See Note B to Financial Statements.
@Denominated in local currency.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                            SCHEDULES OF INVESTMENTS

                         THE EMERGING MARKETS PORTFOLIO

                                  MAY 31, 1998

                                  (UNAUDITED)

                                                                                                                   VALUE+
                                                                                                              ----------------
Investment in The Emerging Markets Series of The DFA Investment Trust Company................                 $    225,281,483
                                                                                                              ----------------
    Total Investments (100%) (Cost $290,554,403)++...........................................                 $    225,281,483
                                                                                                              ----------------
                                                                                                              ----------------

--------------
++Approximates cost for federal income tax purposes.

                    THE EMERGING MARKETS SMALL CAP PORTFOLIO

                                  MAY 31, 1998

                                  (UNAUDITED)

                                                                                                                 VALUE+
                                                                                                              -------------
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company......                 $   1,719,065
                                                                                                              -------------
    Total Investments (100%) (Cost $1,836,315)++.............................................                 $   1,719,065
                                                                                                              -------------
                                                                                                              -------------

--------------
++Approximates cost for federal income tax purposes.

                    THE DFA ONE-YEAR FIXED INCOME PORTFOLIO

                                  MAY 31, 1998

                                  (UNAUDITED)

                                                                                                  SHARES           VALUE+
                                                                                               -------------  ----------------
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust Company.......     76,881,389  $    771,120,332
                                                                                                              ----------------
    Total Investments (100%) (Cost $762,695,834)++...........................................                 $    771,120,332
                                                                                                              ----------------
                                                                                                              ----------------

--------------
++The cost for federal income tax purposes is $767,066,383.

                 THE DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                  MAY 31, 1998

                                  (UNAUDITED)

                                                                                                  SHARES           VALUE+
                                                                                               -------------  ----------------
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust
  Company....................................................................................     42,267,222  $    427,317,584
                                                                                                              ----------------
    Total Investments (100%) (Cost $424,676,171)++...........................................                 $    427,317,584
                                                                                                              ----------------
                                                                                                              ----------------

--------------
++The cost for federal income tax purposes is $426,325,431.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                     THE DFA FIVE-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
AGENCY OBLIGATIONS -- (73.7%)
Federal Farm Credit Bank
    5.380%, 06/04/98...................................  $     3,915   $  3,913,244
    5.350%, 06/15/98...................................        3,500      3,492,677
    5.410%, 06/22/98...................................        5,607      5,589,403
Federal Home Loan Bank
    5.450%, 06/01/98...................................        1,100      1,100,000
    5.380%, 06/05/98...................................       15,200     15,190,964
    5.380%, 06/24/98...................................       19,000     18,935,056
    5.340%, 07/10/98...................................       26,500     26,346,406
    5.410%, 07/15/98...................................        2,589      2,572,070
    5.400%, 07/17/98...................................       10,000      9,931,638
    5.380%, 07/22/98...................................       45,746     45,399,282
    5.390%, 07/24/98...................................       15,000     14,881,854
    5.380%, 08/12/98...................................        7,946      7,860,976
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $155,208,989)..................................                 155,213,570
                                                                       ------------
U.S. TREASURY OBLIGATIONS -- (24.7%)
U.S. Treasury Notes
    5.875%, 10/31/98
      (Cost $52,047,622)...............................       52,000     52,090,480
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.6%)
Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
  06/01/98 (Collateralized by U.S. Treasury Bill,
  04/01/99, valued at $3,432,040) to be repurchased at
  $3,376,477.
  (Cost $3,375,000)....................................        3,375      3,375,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $210,631,611)++................................                $210,679,050
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                     THE DFA GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
FRANCE -- (25.2%)
BONDS -- (25.2%)
Belgium (Kingdom of)
    6.875%, 05/30/02...................................       35,000   $  6,318,144
Caisse d'Amortissement et de Dette Sociale
    5.500%, 04/25/02...................................       49,200      8,516,376
Credit Local de France SA Euro Medium Term Notes
    5.375%, 10/11/01...................................       31,000      5,326,111
    6.000%, 07/01/02...................................       20,000      3,513,423
France (Government of) BTAN
    5.500%, 10/12/01...................................       38,000      6,577,054
    4.750%, 03/12/02...................................       30,000      5,072,065
France Telecom SA
    9.000%, 07/27/01...................................       50,000      9,447,129
KFW International Finance, Inc.
    8.750%, 06/26/02...................................       33,800      6,507,725
SNCF (Societe Nationale de Chemins de Fer Francais)
    7.750%, 03/01/02...................................       67,800     12,531,526
Suedwestdeutsche Landesbank Giro & Suedwestlb Capital
  Markets P.L.C.
    6.000%, 03/08/02...................................       15,500      2,707,358
Toyota Motor Credit Corp. Euro Medium Term Notes
    6.250%, 04/11/02...................................       30,000      5,299,719
                                                                       ------------
TOTAL BONDS
  (Cost $72,019,494)...................................                  71,816,630
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *French Francs (Cost $329)............................                         330
                                                                       ------------
TOTAL -- FRANCE
  (Cost $72,019,823)...................................                  71,816,960
                                                                       ------------
GERMANY -- (23.5%)
BONDS -- (23.5%)
Denmark (Kingdom of)
    4.750%, 01/07/02...................................        5,500      3,104,488
Deutsche Bahn Finance BV
    6.875%, 07/19/02...................................        7,100      4,303,115
Germany (Federal Republic of)
    8.000%, 07/22/02...................................       21,000     13,322,376
Japan Finance Corp. for Small Business
    4.500%, 08/07/02...................................       17,400      9,696,543
LB Rheinland-Pfalz Finance BV
    5.375%, 02/12/02...................................       14,700      8,491,219
Minnesota Mining & Manufacturing Co.
    5.000%, 10/15/01...................................       19,700     11,200,377
Suedwestdeutsche Landesbank Capital Markets P.L.C.
    5.375%, 02/06/02...................................        7,000      4,034,407
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)

Tokyo Electric Power Co., Inc.
    4.750%, 06/16/02...................................       15,000   $  8,464,261
    7.625%, 11/06/02...................................        7,000      4,358,337
                                                                       ------------
TOTAL BONDS
  (Cost $67,495,445)...................................                  66,975,123
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *German Marks (Cost $137).............................                         139
                                                                       ------------
TOTAL -- GERMANY
  (Cost $67,495,582)...................................                  66,975,262
                                                                       ------------
JAPAN -- (22.2%)
BONDS -- (22.2%)
Asian Development Bank
    5.000%, 02/05/03...................................    1,600,000     13,677,333
Credit Local de France SA
    6.000%, 10/31/01...................................      400,000      3,393,930
Deutsche Siedlungs Landesrentenbank
    2.600%, 07/10/02...................................      868,000      6,698,316
Eksportfinans ASA
    2.650%, 07/10/02...................................      360,000      2,782,520
European Investment Bank
    4.625%, 02/26/03...................................    1,500,000     12,660,121
Inter-American Development Bank
    2.250%, 02/05/02...................................    1,358,000     10,318,897
Nordic Investment Bank
    2.600%, 06/28/02...................................       60,000        462,757
World Bank (International Bank for Reconstruction and
  Development)
    4.500%, 03/20/03...................................    1,580,000     13,304,540
                                                                       ------------
TOTAL BONDS
  (Cost $68,567,248)...................................                  63,298,414
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Japanese Yen (Cost $8)...............................                           7
                                                                       ------------
TOTAL -- JAPAN
  (Cost $68,567,256)...................................                  63,298,421
                                                                       ------------
UNITED STATES -- (8.0%)
COMMERCIAL PAPER -- (8.0%)
Corporate Asset Funding Corp. C.P.
    5.520%, 06/05/98...................................        1,000        999,387
Enterprise Funding Corp. C.P.
    5.540%, 06/08/98...................................        2,030      2,027,813
Sheffield Receivables Corp. C.P.
    5.530%, 06/09/98...................................        2,500      2,496,928
Sigma Finance Corp. C.P.
    5.510%, 06/10/98...................................        3,500      3,495,179
Tampa Electric Co. C.P.
    5.550%, 06/02/98...................................        1,600      1,599,753

THE DFA GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
Windmill Funding Corp. C.P.
    5.510%, 06/11/98...................................        7,000   $  6,989,286
    5.400%, 06/23/98...................................        5,400      5,381,751
                                                                       ------------
TOTAL UNITED STATES
  (Cost $22,990,097)...................................                  22,990,097
                                                                       ------------
CANADA -- (9.5%)
BONDS -- (9.5%)
Bayerische Landesbank Girozentrale
    6.750%, 12/29/00...................................        2,000      1,417,221
    7.250%, 10/31/01...................................        4,000      2,889,427
Canada (Government of)
    7.500%, 09/01/00...................................        5,000      3,601,817
General Electric Capital Canada, Inc.
    8.000%, 12/29/00...................................        5,000      3,635,839
    8.250%, 12/29/00...................................        6,684      4,883,359
Oesterreichische Kontrollbank AG Euro Medium Term Notes
    7.000%, 12/31/01...................................        7,140      5,152,719
Oesterreichische Postsparkasse PSK
    10.750%, 08/08/01..................................        1,600      1,262,220
Toyota Credit Canada, Inc.
    7.375%, 12/31/01...................................        5,603      4,072,396
                                                                       ------------
TOTAL BONDS
  (Cost $28,323,494)...................................                  26,914,998
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Canadian Dollars (Cost $180).........................                         180
                                                                       ------------
TOTAL -- CANADA
  (Cost $28,323,674)...................................                  26,915,178
                                                                       ------------
AUSTRALIA -- (7.9%)
BONDS -- (7.9%)
Airservices Australia
    7.375%, 11/15/01...................................        2,750      1,835,802
Alberta (Province of)
    7.000%, 03/20/02...................................        5,500      3,603,395
KFW International Finance, Inc.
    7.375%, 05/09/01...................................        6,000      3,951,646
Mobil Australia Finance Co., Inc.
    6.625%, 03/15/01...................................        2,000      1,292,286
New South Wales Treasury Corp.
    8.000%, 12/01/01...................................        7,000      4,779,493
New South Wales Treasury Corp. Euro Medium Term Notes
    8.750%, 04/18/02...................................        2,000      1,389,872
State Bank of New South Wales
    11.750%, 08/16/01..................................        3,800      2,811,174
    10.750%, 03/12/02..................................        2,000      1,466,913
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)

State Bank of South Australia
    11.000%, 04/10/02..................................        2,000   $  1,479,440
                                                                       ------------
TOTAL BONDS
  (Cost $24,752,831)...................................                  22,610,021
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Australian Dollar (Cost $1)..........................                           1
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $24,752,832)...................................                  22,610,022
                                                                       ------------
NETHERLANDS -- (1.8%)
BONDS -- (1.8%)
Netherlands (Kingdom of)
    5.750%, 09/15/02 (Cost $5,348,710).................       10,000      5,203,874
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Netherlands Guilder (Cost $5)........................                           5
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $5,348,715)....................................                   5,203,879
                                                                       ------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN
  CURRENCY -- (0.0%)
 *British Pound Sterling (Cost $72)....................                          71
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.9%)
    Repurchase Agreement, PNC Capital Markets Inc.
      5.25%, 06/01/98 (Collateralized by U.S. Treasury
      Notes 6.50%, 08/31/01, valued at $5,424,913) to
      be repurchased at $5,340,335. (Cost
      $5,338,000)......................................        5,338      5,338,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $294,836,050)......                $285,147,890
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
@Denominated in local currency.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

             THE DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
AGENCY OBLIGATIONS -- (57.5%)
Farm Credit System Financial Assistance Corp.
    9.375%, 07/21/03...................................  $     2,000   $  2,285,000
    8.800%, 06/10/05...................................        1,000      1,170,000
Federal Farm Credit Bank
    6.560%, 08/05/02...................................        2,000      2,058,440
    6.875%, 04/04/03...................................        1,190      1,244,728
    7.030%, 06/24/03...................................        2,000      2,109,180
    6.450%, 10/07/09...................................        2,000      2,088,180
    7.160%, 05/19/10...................................        3,000      3,323,819
    6.135%, 12/13/10...................................        3,000      3,065,730
    6.280%, 11/26/12...................................        1,000      1,029,760
Federal Home Loan Bank
    6.225%, 10/17/02...................................        2,000      2,034,600
    5.930%, 03/07/03...................................       10,085     10,154,485
    5.440%, 10/15/03...................................        8,550      8,324,535
    5.935%, 04/22/05...................................        2,000      2,015,000
    6.030%, 01/30/08...................................        2,000      2,020,200
    6.185%, 05/06/08...................................        1,000      1,024,150
    6.045%, 05/22/08...................................        1,000      1,013,050
Federal Home Loan Mortgage Corp.
    7.350%, 03/22/05...................................        2,000      2,168,580
    6.130%, 02/27/06...................................        1,000      1,014,630
    7.100%, 04/10/07...................................        2,000      2,162,100
    6.480%, 12/05/11...................................        2,000      2,087,980
Federal National Mortgage Association
    6.800%, 01/10/03...................................        6,000      6,248,939
    6.710%, 05/21/03...................................        2,000      2,080,200
    6.050%, 06/30/03...................................        3,000      3,036,360
    5.450%, 10/10/03...................................        2,000      1,969,780
    6.480%, 06/28/04...................................        2,000      2,067,640
    7.400%, 07/01/04...................................        1,000      1,080,430
    7.875%, 02/24/05...................................        2,000      2,224,740
    7.375%, 03/28/05...................................        1,000      1,085,850
    6.220%, 03/13/06...................................        3,070      3,124,523
    6.890%, 04/25/06...................................        1,525      1,620,099
    6.570%, 08/22/07...................................        2,000      2,089,700
    6.470%, 09/25/12...................................        3,410      3,578,897
Student Loan Marketing Association
    5.850%, 06/01/07...................................        1,000        995,850
Tennessee Valley Authority
    6.375%, 06/15/05...................................        5,000      5,143,750
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $86,009,331)...................................                  88,740,905
                                                                       ------------

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)

U.S. TREASURY OBLIGATIONS -- (41.8%)
U.S. Treasury Bonds
    10.750%, 02/15/03..................................  $     4,000   $  4,837,480
    10.750%, 05/15/03..................................        8,000      9,753,359
    11.125%, 08/15/03..................................        2,000      2,490,620
    11.875%, 11/15/03..................................        3,000      3,867,780
    12.375%, 05/15/04..................................        2,000      2,674,480
    11.625%, 11/15/04..................................        1,000      1,320,680
    12.000%, 05/15/05..................................        5,000      6,805,050
    10.750%, 08/15/05..................................        8,000     10,380,799
    9.375%, 02/15/06...................................        7,000      8,609,789
U.S. Treasury Notes
    7.250%, 05/15/04...................................        3,000      3,247,620
    7.000%, 07/15/06...................................        5,000      5,431,000
    6.125%, 08/15/07...................................        5,000      5,164,500
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $62,710,073)...................................                  64,583,157
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
   06/01/98 (Collateralized by U.S. Treasury Notes
   5.875%, 08/31/99, valued at $1,159,950) to be
   repurchased at $1,139,498.
   (Cost $1,139,000)...................................        1,139      1,139,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $149,858,404)++....                $154,463,062
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 1998

                                  (UNAUDITED)

                                                          THE U.S.     THE ENHANCED     THE U.S.      THE U.S.
                                                           LARGE        U.S. LARGE       LARGE          6-10
                                                          COMPANY        COMPANY       CAP VALUE        VALUE
                                                         PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                        ------------  --------------  ------------  -------------
                                                              (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value..................................  $    463,290   $     51,807   $  1,068,817  $   2,490,806
Receivables
    Investment Securities Sold........................           168              8             --             --
    Fund Shares Sold..................................           164             21            927         18,741
Prepaid Expenses and Other Assets.....................            43             29             45             98
                                                        ------------  --------------  ------------  -------------
        Total Assets..................................       463,665         51,865      1,069,789      2,509,645
                                                        ------------  --------------  ------------  -------------
LIABILITIES:
Payable for Investment Securities Purchased...........            --             --            466         14,100
Payable for Fund Shares Redeemed......................           332             29            461          4,641
Accrued Expenses and Other Liabilities................            39             11            157            669
                                                        ------------  --------------  ------------  -------------
        Total Liabilities.............................           371             40          1,084         19,410
                                                        ------------  --------------  ------------  -------------
NET ASSETS............................................  $    463,294   $     51,825   $  1,068,705  $   2,490,235
                                                        ------------  --------------  ------------  -------------
                                                        ------------  --------------  ------------  -------------
SHARES OUTSTANDING $.01 PAR VALUE.....................    14,286,255      3,827,064     49,886,360    109,063,444
                                                        ------------  --------------  ------------  -------------
                                                        ------------  --------------  ------------  -------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE........  $      32.43  $       13.54   $      21.42  $       22.83
                                                        ------------  --------------  ------------  -------------
                                                        ------------  --------------  ------------  -------------
PUBLIC OFFERING PRICE PER SHARE.......................  $      32.43  $       13.54   $      21.42  $       22.83
                                                        ------------  --------------  ------------  -------------
                                                        ------------  --------------  ------------  -------------
Investments at Cost...................................  $    290,948  $      44,964   $    733,059  $   1,799,510
                                                        ------------  --------------  ------------  -------------
                                                        ------------  --------------  ------------  -------------

                                                                             THE U.S.      THE U.S.        THE DFA
                                                                            6-10 SMALL    9-10 SMALL     REAL ESTATE
                                                                             COMPANY        COMPANY      SECURITIES
                                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                           ------------  -------------  -------------
                                                                              (AMOUNTS IN THOUSANDS, EXCEPT SHARE
                                                                                            AMOUNTS)
ASSETS:
Investments at Value.....................................................  $    379,016  $   1,588,250   $   109,142
Collateral for Securities Loaned.........................................            --             --        15,375
Receivables
    Dividends and Interest...............................................            --             --           201
    Investment Securities Sold...........................................            --             39            --
    Fund Shares Sold.....................................................           252            389            67
Prepaid Expenses and Other Assets........................................            19             37             9
                                                                           ------------  -------------  -------------
        Total Assets.....................................................       379,287      1,588,715       124,794
                                                                           ------------  -------------  -------------
LIABILITIES:
Payable for Securities Loaned............................................            --             --        15,375
Payable for Investment Securities Purchased..............................           114             --            --
Payable for Fund Shares Redeemed.........................................           138            428            50
Accrued Expenses and Other Liabilities...................................           133          1,061            50
                                                                           ------------  -------------  -------------
        Total Liabilities................................................           385          1,489        15,475
                                                                           ------------  -------------  -------------
NET ASSETS...............................................................  $    378,902  $   1,587,226   $   109,319
                                                                           ------------  -------------  -------------
                                                                           ------------  -------------  -------------
SHARES OUTSTANDING $.01 PAR VALUE........................................    23,517,807    125,681,499     7,537,605
                                                                           ------------  -------------  -------------
                                                                           ------------  -------------  -------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE...........................  $      16.11  $       12.63  $      14.50
                                                                           ------------  -------------  -------------
                                                                           ------------  -------------  -------------
PUBLIC OFFERING PRICE PER SHARE..........................................  $      16.11  $       12.63  $      14.50
                                                                           ------------  -------------  -------------
                                                                           ------------  -------------  -------------
Investments at Cost......................................................  $    278,597  $   1,110,294  $     97,456
                                                                           ------------  -------------  -------------
                                                                           ------------  -------------  -------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 1998

                                  (UNAUDITED)

                                                                                THE RWB/DFA        THE           THE
                                                                     THE       INTERNATIONAL   INTERNATIONAL   JAPANESE
                                                                  LARGE CAP      HIGH BOOK        SMALL         SMALL
                                                                 INTERNATIONAL   TO MARKET       COMPANY       COMPANY
                                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                 ------------  --------------  ------------  ------------
                                                                       (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value...........................................   $  103,150    $    318,822    $  290,426   $    111,314
Collateral for Securities Loaned...............................       15,003              --            --             --
Cash...........................................................           15              --            25             --
Receivables
    Dividends and Interest.....................................          541              --            --             --
    Investment Securities Sold.................................           53             201            --          2,517
    Fund Shares Sold...........................................           28              92           114              5
Prepaid Expenses and Other Assets..............................           18              11            77              6
                                                                 ------------  --------------  ------------  ------------
        Total Assets...........................................      118,808         319,126       290,642        113,842
                                                                 ------------  --------------  ------------  ------------
LIABILITIES:
Payable for Securities Loaned..................................       15,003              --            --             --
Payable for Investment Securities Purchased....................           16              --            --             --
Payable for Fund Shares Redeemed...............................          104             293            88          2,522
Accrued Expenses and Other Liabilities.........................           41              54           106             54
                                                                 ------------  --------------  ------------  ------------
        Total Liabilities......................................       15,164             347           194          2,576
                                                                 ------------  --------------  ------------  ------------
NET ASSETS.....................................................   $  103,644    $    318,779    $  290,448   $    111,266
                                                                 ------------  --------------  ------------  ------------
                                                                 ------------  --------------  ------------  ------------
SHARES OUTSTANDING $.01 PAR VALUE..............................    6,426,518      21,723,034    33,939,940     12,726,571
                                                                 ------------  --------------  ------------  ------------
                                                                 ------------  --------------  ------------  ------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE.................  $     16.13   $       14.67   $      8.56   $       8.74
                                                                 ------------  --------------  ------------  ------------
                                                                 ------------  --------------  ------------  ------------
PUBLIC OFFERING PRICE PER SHARE................................  $     16.13   $       14.67   $      8.62   $       8.78
                                                                 ------------  --------------  ------------  ------------
                                                                 ------------  --------------  ------------  ------------
Investments at Cost............................................  $    68,914   $     251,145   $   327,067   $    282,165
                                                                 ------------  --------------  ------------  ------------
                                                                 ------------  --------------  ------------  ------------

                                                                     THE                            THE         THE DFA
                                                                 PACIFIC RIM     THE UNITED     CONTINENTAL   INTERNATIONAL
                                                                    SMALL       KINGDOM SMALL      SMALL       SMALL CAP
                                                                   COMPANY         COMPANY        COMPANY        VALUE
                                                                  PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                 ------------  ---------------  ------------  ------------
                                                                       (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value...........................................  $     89,115    $   116,372    $    253,292   $  528,522
Cash...........................................................            --             --              --           15
Receivables
    Dividends and Interest.....................................            --             --              --        2,992
    Investment Securities Sold.................................         3,000             59              87        5,902
    Fund Shares Sold...........................................            --             --               5          454
Prepaid Expenses and Other Assets..............................             5              7               5           67
                                                                 ------------  ---------------  ------------  ------------
        Total Assets...........................................        92,120        116,438         253,389      537,952
                                                                 ------------  ---------------  ------------  ------------
LIABILITIES:
Payable for Investment Securities Purchased....................            --             --              --        1,917
Payable for Fund Shares Redeemed...............................         3,000             59              92           86
Loan Payable...................................................            --             --           1,103           --
Accrued Expenses and Other Liabilities.........................            43             46             103          390
                                                                 ------------  ---------------  ------------  ------------
        Total Liabilities......................................         3,043            105           1,298        2,393
                                                                 ------------  ---------------  ------------  ------------
NET ASSETS.....................................................  $     89,077    $   116,333    $    252,091   $  535,559
                                                                 ------------  ---------------  ------------  ------------
                                                                 ------------  ---------------  ------------  ------------
SHARES OUTSTANDING $.01 PAR VALUE..............................    13,044,592      3,996,563      12,854,478   64,265,859
                                                                 ------------  ---------------  ------------  ------------
                                                                 ------------  ---------------  ------------  ------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE.................  $       6.83  $       29.11    $      19.61  $      8.33
                                                                 ------------  ---------------  ------------  ------------
                                                                 ------------  ---------------  ------------  ------------
PUBLIC OFFERING PRICE PER SHARE................................  $       6.90  $       29.11    $      19.81  $      8.39
                                                                 ------------  ---------------  ------------  ------------
                                                                 ------------  ---------------  ------------  ------------
Investments at Cost............................................  $    165,942  $      78,603    $    153,161  $   622,739
                                                                 ------------  ---------------  ------------  ------------
                                                                 ------------  ---------------  ------------  ------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 1998

                                  (UNAUDITED)

                                                                                      THE                        THE DFA
                                                                        THE        EMERGING       THE DFA       TWO-YEAR
                                                                      EMERGING      MARKETS      ONE-YEAR     GLOBAL FIXED
                                                                      MARKETS      SMALL CAP   FIXED INCOME      INCOME
                                                                     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                    ------------  -----------  -------------  -------------
                                                                         (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value..............................................  $    225,281   $   1,719    $   771,120    $   427,318
Receivables
    Investment Securities Sold....................................            --          --          2,387            240
    Fund Shares Sold..............................................           186          25            513            264
Prepaid Expenses and Other Assets.................................            36          50             24             45
                                                                    ------------  -----------  -------------  -------------
        Total Assets..............................................       225,503       1,794        774,044        427,867
                                                                    ------------  -----------  -------------  -------------
LIABILITIES:
Payable for Investment Securities Purchased.......................           130          --             --             --
Payable for Fund Shares Redeemed..................................            55          --          2,900            504
Accrued Expenses and Other Liabilities............................            85          30             88             43
                                                                    ------------  -----------  -------------  -------------
        Total Liabilities.........................................           270          30          2,988            547
                                                                    ------------  -----------  -------------  -------------
NET ASSETS........................................................  $    225,233   $   1,764    $   771,056    $   427,320
                                                                    ------------  -----------  -------------  -------------
                                                                    ------------  -----------  -------------  -------------
SHARES OUTSTANDING $.01 PAR VALUE.................................    25,052,829     175,328     75,336,468     42,241,980
                                                                    ------------  -----------  -------------  -------------
                                                                    ------------  -----------  -------------  -------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE....................  $       8.99  $    10.06   $      10.23   $      10.12
                                                                    ------------  -----------  -------------  -------------
                                                                    ------------  -----------  -------------  -------------
PUBLIC OFFERING PRICE PER SHARE...................................  $       9.03  $    10.16   $      10.23   $      10.12
                                                                    ------------  -----------  -------------  -------------
                                                                    ------------  -----------  -------------  -------------
Investments at Cost...............................................  $    290,554  $    1,836   $    762,696   $    424,676
                                                                    ------------  -----------  -------------  -------------
                                                                    ------------  -----------  -------------  -------------

                                                                                                               THE DFA
                                                                              THE DFA         THE DFA        INTERMEDIATE
                                                                             FIVE-YEAR        GLOBAL          GOVERNMENT
                                                                            GOVERNMENT     FIXED INCOME      FIXED INCOME
                                                                             PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                                           -------------  ---------------  ----------------
                                                                             (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value.....................................................   $   210,679    $     285,148     $    154,463
Cash.....................................................................            --               15               --
Receivables
    Dividends and Interest...............................................           267            7,595            2,413
    Fund Shares Sold.....................................................           192              895              614
    Unrealized Gain on Forward Currency Contracts........................            --            4,288               --
Prepaid Expenses and Other Assets........................................            21               32               12
                                                                           -------------  ---------------  ----------------
        Total Assets.....................................................       211,159          297,973          157,502
                                                                           -------------  ---------------  ----------------
LIABILITIES:
Payable for Fund Shares Redeemed.........................................           285              167               76
Accrued Expenses and Other Liabilities...................................            57              107               43
                                                                           -------------  ---------------  ----------------
        Total Liabilities................................................           342              274              119
                                                                           -------------  ---------------  ----------------
NET ASSETS...............................................................   $   210,817    $     297,699     $    157,383
                                                                           -------------  ---------------  ----------------
                                                                           -------------  ---------------  ----------------
SHARES OUTSTANDING $.01 PAR VALUE........................................    20,454,822       28,639,010       13,847,912
                                                                           -------------  ---------------  ----------------
                                                                           -------------  ---------------  ----------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE...........................  $      10.31   $        10.39   $        11.37
                                                                           -------------  ---------------  ----------------
                                                                           -------------  ---------------  ----------------
PUBLIC OFFERING PRICE PER SHARE..........................................  $      10.31   $        10.39   $        11.37
                                                                           -------------  ---------------  ----------------
                                                                           -------------  ---------------  ----------------
Investments at Cost......................................................  $    210,632   $      294,836   $      149,858
                                                                           -------------  ---------------  ----------------
                                                                           -------------  ---------------  ----------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                                  THE
                                                                  THE U.S.     ENHANCED     THE U.S.
                                                                    LARGE     U.S. LARGE    LARGE CAP    THE U.S.
                                                                   COMPANY      COMPANY       VALUE     6-10 VALUE
                                                                  PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                 -----------  -----------  -----------  -----------
INVESTMENT INCOME
  Income Distributions Received from The DFA Investment Trust
    Company....................................................          --    $   1,236   $     4,743  $     4,892
  Net Investment Income from The DFA Investment Trust
    Company....................................................   $   3,123           --            --           --
                                                                 -----------  -----------  -----------  -----------
        Total Investment Income................................       3,123        1,236         4,743        4,892
                                                                 -----------  -----------  -----------  -----------
EXPENSES
  Administrative Services......................................         441           37           723        3,419
  Accounting & Transfer Agent Fees.............................          57           10            10           10
  Legal Fees...................................................           2            1             5           12
  Audit Fees...................................................           1           --             1            3
  Filing Fees..................................................          27            8            35           68
  Shareholders' Reports........................................           7            1            17           40
  Directors' Fees and Expenses.................................           2            1             4           11
  Other........................................................           1            2             3            3
                                                                 -----------  -----------  -----------  -----------
        Total Expenses.........................................         538           60           798        3,566
  Less: Expenses Waived........................................        (365)          --            --           --
                                                                 -----------  -----------  -----------  -----------
  Net Expenses.................................................         173           60           798        3,566
                                                                 -----------  -----------  -----------  -----------
  NET INVESTMENT INCOME........................................       2,950        1,176         3,945        1,326
                                                                 -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Capital Gain Distributions Received from The DFA Investment
    Trust Company..............................................          --        5,923        46,822      189,783
  Net Realized Loss on Investment Securities...................        (135)        (631)         (448)      (1,093)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................      52,337          288       100,538      (11,737)
                                                                 -----------  -----------  -----------  -----------
  NET GAIN ON INVESTMENT SECURITIES AND FOREIGN CURRENCY.......      52,202        5,580       146,912      176,953
                                                                 -----------  -----------  -----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........   $  55,152    $   6,756   $   150,857  $   178,279
                                                                 -----------  -----------  -----------  -----------
                                                                 -----------  -----------  -----------  -----------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                   THE U.S.     THE U.S.      THE DFA     THE LARGE
                                                                  6-10 SMALL   9-10 SMALL   REAL ESTATE      CAP
                                                                    COMPANY      COMPANY    SECURITIES   INTERNATIONAL
                                                                   PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                  -----------  -----------  -----------  ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and
    $112, respectively).........................................          --            --   $   3,017    $    1,077
  Interest......................................................          --            --          65            78
  Income from Securities Lending................................          --            --          31            42
  Income Distributions Received from The DFA Investment Trust
    Company.....................................................   $     542   $       905          --            --
                                                                  -----------  -----------  -----------  ------------
        Total Investment Income.................................         542           905       3,113         1,197
                                                                  -----------  -----------  -----------  ------------
EXPENSES
  Investment Advisory Services..................................          --            --         155           121
  Administrative Services.......................................         603         3,108          --            --
  Accounting & Transfer Agent Fees..............................          10            10          57            63
  Custodian's Fee...............................................          --            --           8            17
  Legal Fees....................................................           2            51           1             2
  Audit Fees....................................................           1            13           5             4
  Filing Fees...................................................          14            35          12             9
  Shareholders' Reports.........................................           7            45           2             2
  Directors' Fees and Expenses..................................           2            12           1             1
  Other.........................................................          --             1           2             2
                                                                  -----------  -----------  -----------  ------------
        Total Expenses..........................................         639         3,275         243           221
                                                                  -----------  -----------  -----------  ------------
  NET INVESTMENT INCOME (LOSS)..................................         (97)       (2,370)      2,870           976
                                                                  -----------  -----------  -----------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Capital Gain Distributions Received from The DFA Investment
    Trust Company...............................................      25,514            --          --            --
  Net Realized Gain (Loss) on Investment Securities.............         415       (20,832)         69           (32)
  Net Realized Loss on Foreign Currency Transactions............          --            --          --            (5)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................      (2,493)      101,287      (5,043)       12,349
    Translation of Foreign Currency Denominated Amounts.........          --            --          --            (8)
                                                                  -----------  -----------  -----------  ------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY....................................................      23,436        80,455      (4,974)       12,304
                                                                  -----------  -----------  -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS....................................................   $  23,339   $    78,085   $  (2,104)   $   13,280
                                                                  -----------  -----------  -----------  ------------
                                                                  -----------  -----------  -----------  ------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                        THE RWB/DFA        THE           THE          THE
                                                                       INTERNATIONAL   INTERNATIONAL  JAPANESE    PACIFIC RIM
                                                                         HIGH BOOK        SMALL         SMALL        SMALL
                                                                         TO MARKET       COMPANY       COMPANY      COMPANY
                                                                         PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                                       --------------  ------------  -----------  -----------
INVESTMENT INCOME
  Interest...........................................................            --     $       61           --           --
  Income Distributions Received from The DFA Investment Trust
    Company..........................................................    $    1,592             --           --           --
  Net Investment Income from The DFA Investment Trust Company........            --          2,916    $   1,072    $   1,596
                                                                       --------------  ------------  -----------  -----------
        Total Investment Income......................................         1,592          2,977        1,072        1,596
                                                                       --------------  ------------  -----------  -----------

EXPENSES
  Administrative Services............................................            15            519          247          216
  Accounting & Transfer Agent Fees...................................            10             16           19           19
  Client Service Fee.................................................           194             --           --           --
  Legal Fees.........................................................             2              2            1            1
  Audit Fees.........................................................            --             --           --            8
  Filing Fees........................................................            18             32            9            3
  Shareholders' Reports..............................................             6              5            3           --
  Directors' Fees and Expenses.......................................             2              1            1            1
  Other..............................................................             5              4            1           --
                                                                       --------------  ------------  -----------  -----------
        Total Expenses...............................................           252            579          281          248
                                                                       --------------  ------------  -----------  -----------
  NET INVESTMENT INCOME..............................................         1,340          2,398          791        1,348
                                                                       --------------  ------------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Capital Gain Distributions Received from The DFA Investment Trust
    Company..........................................................           721             --           --           --
  Net Realized Gain (Loss) on Investment Securities..................        (1,157)         1,587       (5,603)         169
  Net Realized Loss on Foreign Currency Transactions.................            --           (154)         (81)        (187)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.......................        50,576         23,461       (2,408)     (25,383)
    Translation of Foreign Currency Denominated Amounts..............            --             (7)         (62)           8
                                                                       --------------  ------------  -----------  -----------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY......        50,137         24,887       (8,154)     (25,393)
                                                                       --------------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......    $   51,480     $   27,285    $  (7,363)   $ (24,045)
                                                                       --------------  ------------  -----------  -----------
                                                                       --------------  ------------  -----------  -----------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                          THE             THE        THE DFA
                                                                     UNITED KINGDOM   CONTINENTAL  INTERNATIONAL    THE
                                                                         SMALL           SMALL      SMALL CAP     EMERGING
                                                                        COMPANY         COMPANY       VALUE       MARKETS
                                                                       PORTFOLIO       PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                    ----------------  -----------  ------------  ----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $1,021 and
    $0, respectively).............................................             --             --    $    6,181           --
  Interest........................................................             --             --           388           --
  Income from Securities Lending..................................             --             --           126           --
  Net Investment Income from The DFA Investment Trust Company.....     $    1,976      $   2,099            --   $    2,507
                                                                         --------     -----------  ------------  ----------
        Total Investment Income...................................          1,976          2,099         6,695        2,507
                                                                         --------     -----------  ------------  ----------

EXPENSES
  Investment Advisory Services....................................             --             --         1,591           --
  Administrative Services.........................................            247            479            --          444
  Accounting & Transfer Agent Fees................................             19             19           246           19
  Custodian's Fee.................................................             --             --           135           --
  Legal Fees......................................................              1              2             6            2
  Audit Fees......................................................             --             --            20           --
  Filing Fees.....................................................              8              9            46           27
  Shareholders' Reports...........................................              2              5             9            5
  Directors' Fees and Expenses....................................              1              1             5            1
  Other...........................................................              1              4            15            4
                                                                         --------     -----------  ------------  ----------
        Total Expenses............................................            279            519         2,073          502
                                                                         --------     -----------  ------------  ----------
  NET INVESTMENT INCOME...........................................          1,697          1,580         4,622        2,005
                                                                         --------     -----------  ------------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain (Loss) on Investment Securities...............          6,368         13,979         2,373       (1,041)
  Net Realized Loss on Foreign Currency Transactions..............            (61)           (95)         (143)        (377)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................         10,231         55,323        42,064      (10,710)
    Translation of Foreign Currency Denominated Amounts...........            (20)           135           (93)          10
                                                                         --------     -----------  ------------  ----------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY...         16,518         69,342        44,201      (12,118)
                                                                         --------     -----------  ------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $   18,215      $  70,922    $   48,823   $  (10,113)
                                                                         --------     -----------  ------------  ----------
                                                                         --------     -----------  ------------  ----------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                                              THE DFA         THE DFA
                                                                          THE EMERGING       ONE-YEAR     TWO-YEAR GLOBAL
                                                                        MARKETS SMALL CAP  FIXED INCOME     FIXED INCOME
                                                                          PORTFOLIO (1)      PORTFOLIO       PORTFOLIO
                                                                        -----------------  -------------  ----------------
INVESTMENT INCOME
  Income Distributions Received from The DFA Investment Trust
    Company...........................................................             --       $    21,646      $   16,419
  Net Investment Income from The DFA Investment Trust Company.........      $      12                --              --
                                                                                -----      -------------       --------
        Total Investment Income.......................................             12            21,646          16,419
                                                                                -----      -------------       --------
EXPENSES
  Investment Advisory Services........................................              1                --              --
  Administrative Services.............................................             --               383             209
  Accounting & Transfer Agent Fees....................................              9                10              10
  Legal Fees..........................................................             --                 4               2
  Audit Fees..........................................................             --                 1               1
  Filing Fees.........................................................              1                27              36
  Shareholders' Reports...............................................              1                14               8
  Directors' Fees and Expenses........................................             --                 4               2
  Other...............................................................              1                 1               3
                                                                                -----      -------------       --------
        Total Expenses................................................             13               444             271
                                                                                -----      -------------       --------
  NET INVESTMENT INCOME (LOSS)........................................             (1)           21,202          16,148
                                                                                -----      -------------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Capital Gain Distributions Received from The DFA Investment Trust
    Company...........................................................             --                --             898
  Net Realized Gain (Loss) on Investment Securities...................             50               (94)         (1,447)
  Net Realized Loss on Foreign Currency Transactions..................             (1)               --              --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency........................           (117)            1,197          (2,767)
                                                                                -----      -------------       --------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY.......            (68)            1,103          (3,316)
                                                                                -----      -------------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......      $     (69)      $    22,305      $   12,832
                                                                                -----      -------------       --------
                                                                                -----      -------------       --------

--------------

(1)  For the period March 5, (commencement of operations) to May 31, 1998.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                                                              THE DFA
                                                                                THE DFA        THE DFA     INTERMEDIATE
                                                                               FIVE-YEAR    GLOBAL FIXED    GOVERNMENT
                                                                              GOVERNMENT       INCOME      FIXED INCOME
                                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                             -------------  -------------  -------------
INVESTMENT INCOME
  Interest.................................................................    $   5,731     $     5,868     $   4,433
                                                                             -------------  -------------  -------------
        Total Investment Income............................................        5,731           5,868         4,433
                                                                             -------------  -------------  -------------
EXPENSES
  Investment Advisory Services.............................................          207             338           107
  Accounting & Transfer Agent Fees.........................................           45             145            36
  Custodian's Fee..........................................................           11              25             7
  Legal Fees...............................................................            2               4             1
  Audit Fees...............................................................           10              12             7
  Filing Fees..............................................................           14              24            10
  Shareholders' Reports....................................................            4               5             3
  Directors' Fees and Expenses.............................................            2               2             1
  Other....................................................................            1               1             2
                                                                             -------------  -------------  -------------
        Total Expenses.....................................................          296             556           174
                                                                             -------------  -------------  -------------
  NET INVESTMENT INCOME....................................................        5,435           5,312         4,259
                                                                             -------------  -------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain (Loss) on Investment Securities........................          259             (45)          402
  Net Realized Gain on Foreign Currency Transactions.......................           --           9,497            --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.............................          137          (3,394)        1,228
    Translation of Foreign Currency Denominated Amounts....................           --            (282)           --
                                                                             -------------  -------------  -------------
  NET GAIN ON INVESTMENT SECURITIES AND FOREIGN CURRENCY...................          396           5,776         1,630
                                                                             -------------  -------------  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................    $   5,831     $    11,088     $   5,889
                                                                             -------------  -------------  -------------
                                                                             -------------  -------------  -------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                      THE U.S.              THE ENHANCED              THE U.S.          THE U.S.
                                                   LARGE COMPANY         U.S. LARGE COMPANY       LARGE CAP VALUE      6-10 VALUE
                                                     PORTFOLIO               PORTFOLIO               PORTFOLIO          PORTFOLIO
                                               ----------------------  ----------------------  ----------------------  -----------
                                               SIX MONTHS      YEAR    SIX MONTHS      YEAR    SIX MONTHS      YEAR    SIX MONTHS
                                                  ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                 MAY 31,     NOV. 30,    MAY 31,     NOV. 30,    MAY 31,     NOV. 30,    MAY 31,
                                                  1998         1997       1998         1997       1998         1997       1998
                                               -----------   --------  -----------   --------  -----------   --------  -----------
                                               (UNAUDITED)             (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income......................   $  2,950     $  4,429    $ 1,176     $  1,501  $    3,945    $ 11,814  $    1,326
  Capital Gain Distributions Received from
    The DFA Investment Trust Company.........         --           --      5,923        3,438      46,822      28,840     189,783
  Net Realized Gain (Loss) on Investment
    Securities...............................       (135)         386       (631)        (223)       (448)       (374)     (1,093)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities...............................     52,337       61,568        288        2,464     100,538     112,833     (11,737)
                                               -----------   --------  -----------   --------  -----------   --------  -----------
      Net Increase in Net Assets Resulting
        from Operations......................     55,152       66,383      6,756        7,180     150,857     153,113     178,279
                                               -----------   --------  -----------   --------  -----------   --------  -----------
Distributions From:
  Net Investment Income......................     (2,714)      (4,238)    (1,582)      (1,430)     (7,287)    (11,318)     (9,211)
  Net Realized Gains.........................       (834)      (1,083)    (4,915)      (1,462)    (36,941)    (11,813)    (87,388)
                                               -----------   --------  -----------   --------  -----------   --------  -----------
      Total Distributions....................     (3,548)      (5,321)    (6,497)      (2,892)    (44,228)    (23,131)    (96,599)
                                               -----------   --------  -----------   --------  -----------   --------  -----------
Capital Share Transactions (1):
  Shares Issued..............................    108,557      129,228      8,092       30,747     162,100     244,279     379,935
  Shares Issued in Lieu of Cash
    Distributions............................      2,870        4,190      4,981          796      34,730      17,570      82,593
  Shares Redeemed............................    (43,274)     (38,700)    (9,149)     (17,425)    (74,757)    (92,977)   (152,627)
                                               -----------   --------  -----------   --------  -----------   --------  -----------
      Net Increase From Capital Shares
        Transactions.........................     68,153       94,718      3,924       14,118     122,073     168,872     309,901
                                               -----------   --------  -----------   --------  -----------   --------  -----------

      Total Increase.........................    119,757      155,780      4,183       18,406     228,702     298,854     391,581

NET ASSETS
  Beginning of Period........................    343,537      187,757     47,642       29,236     840,003     541,149   2,098,654
                                               -----------   --------  -----------   --------  -----------   --------  -----------
  End of Period..............................   $463,294     $343,537    $51,825     $ 47,642  $1,068,705    $840,003  $2,490,235
                                               -----------   --------  -----------   --------  -----------   --------  -----------
                                               -----------   --------  -----------   --------  -----------   --------  -----------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.............................      3,515        5,125        626        2,448       7,973      14,060      16,984
   Shares Issued in Lieu of Cash
     Distributions...........................         99          173        418           68       1,903       1,083       4,021
   Shares Redeemed...........................     (1,389)      (1,498)      (717)      (1,488)     (3,692)     (5,299)     (6,938)
                                               -----------   --------  -----------   --------  -----------   --------  -----------
                                                   2,225        3,800        327        1,028       6,184       9,844      14,067
                                               -----------   --------  -----------   --------  -----------   --------  -----------
                                               -----------   --------  -----------   --------  -----------   --------  -----------

                                               YEAR ENDED
                                                NOV. 30,
                                                  1997
                                               ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income......................  $    6,176
  Capital Gain Distributions Received from
    The DFA Investment Trust Company.........      55,250
  Net Realized Gain (Loss) on Investment
    Securities...............................        (793)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities...............................     429,999
                                               ----------
      Net Increase in Net Assets Resulting
        from Operations......................     490,632
                                               ----------
Distributions From:
  Net Investment Income......................      (7,821)
  Net Realized Gains.........................     (26,324)
                                               ----------
      Total Distributions....................     (34,145)
                                               ----------
Capital Share Transactions (1):
  Shares Issued..............................     644,816
  Shares Issued in Lieu of Cash
    Distributions............................      28,379
  Shares Redeemed............................    (238,326)
                                               ----------
      Net Increase From Capital Shares
        Transactions.........................     434,869
                                               ----------
      Total Increase.........................     891,356
NET ASSETS
  Beginning of Period........................   1,207,298
                                               ----------
  End of Period..............................  $2,098,654
                                               ----------
                                               ----------
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.............................      34,268
   Shares Issued in Lieu of Cash
     Distributions...........................       1,683
   Shares Redeemed...........................     (11,957)
                                               ----------
                                                   23,994
                                               ----------
                                               ----------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                                THE U.S. 6-10               THE U.S. 9-10            THE DFA REAL ESTATE
                                                SMALL COMPANY               SMALL COMPANY                SECURITIES
                                                  PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                          -------------------------   -------------------------   -------------------------
                                          SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                             ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                            MAY 31,      NOV. 30,       MAY 31,      NOV. 30,       MAY 31,      NOV. 30,
                                             1998          1997          1998          1997          1998          1997
                                          -----------   -----------   -----------   -----------   -----------   -----------
                                          (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $      (97)   $     1,369   $   (2,370)   $     2,784   $    2,870    $    5,413
  Capital Gain Distributions Received
    from The DFA Investment Trust
    Company.............................      25,514         25,830           --             --           --            --
  Net Realized Gain (Loss) on Investment
    Securities..........................         415          3,502      (20,832)       203,572           69         9,447
  Net Realized Loss on Foreign Currency
    Transactions........................          --             --           --             --           --            --
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency.....      (2,493)        34,002      101,287        117,414       (5,043)        8,112
  Translation of Foreign Currency
    Denominated Amounts.................          --             --           --             --           --            --
                                          -----------   -----------   -----------   -----------   -----------   -----------
      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations......................      23,339         64,703       78,085        323,770       (2,104)       22,972
                                          -----------   -----------   -----------   -----------   -----------   -----------
Distributions From:
  Net Investment Income.................      (1,600)        (1,724)      (2,802)        (2,613)      (4,644)       (3,559)
  Net Realized Gains....................     (30,255)       (14,685)    (203,659)      (112,075)          --            --
                                          -----------   -----------   -----------   -----------   -----------   -----------
      Total Distributions...............     (31,855)       (16,409)    (206,461)      (114,688)      (4,644)       (3,559)
                                          -----------   -----------   -----------   -----------   -----------   -----------
Capital Share Transactions (1):
  Shares Issued.........................      86,773        150,640      181,943        280,065       24,811        44,305
  Shares Issued in Lieu of Cash
    Distributions.......................      29,641         14,417      177,758        102,836        3,540         2,916
  Shares Redeemed.......................     (66,988)      (109,553)    (153,526)      (264,360)      (7,356)      (35,952)
                                          -----------   -----------   -----------   -----------   -----------   -----------
      Net Increase From Capital Shares
        Transactions....................      49,426         55,504      206,175        118,541       20,995        11,269
                                          -----------   -----------   -----------   -----------   -----------   -----------

      Total Increase....................      40,910        103,798       77,799        327,623       14,247        30,682

NET ASSETS
  Beginning of Period...................     337,992        234,194    1,509,427      1,181,804       95,072        64,390
                                          -----------   -----------   -----------   -----------   -----------   -----------
  End of Period.........................  $  378,902    $   337,992   $1,587,226    $ 1,509,427   $  109,319    $   95,072
                                          -----------   -----------   -----------   -----------   -----------   -----------
                                          -----------   -----------   -----------   -----------   -----------   -----------

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued........................       5,559         10,399       14,616         22,996        1,670         3,193
   Shares Issued in Lieu of Cash
     Distributions......................       2,014          1,066       15,525          9,206          242           222
   Shares Redeemed......................      (4,067)        (7,570)     (12,321)       (21,719)        (496)       (2,384)
                                          -----------   -----------   -----------   -----------   -----------   -----------
                                               3,506          3,895       17,820         10,483        1,416         1,031
                                          -----------   -----------   -----------   -----------   -----------   -----------
                                          -----------   -----------   -----------   -----------   -----------   -----------

                                                THE LARGE CAP
                                                INTERNATIONAL
                                                  PORTFOLIO
                                          -------------------------
                                          SIX MONTHS       YEAR
                                             ENDED         ENDED
                                            MAY 31,      NOV. 30,
                                             1998          1997
                                          -----------   -----------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $      976    $     1,425
  Capital Gain Distributions Received
    from The DFA Investment Trust
    Company.............................          --             --
  Net Realized Gain (Loss) on Investment
    Securities..........................         (32)           (71)
  Net Realized Loss on Foreign Currency
    Transactions........................          (5)           (12)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency.....      12,349          1,055
  Translation of Foreign Currency
    Denominated Amounts.................          (8)            (6)
                                          -----------   -----------
      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations......................      13,280          2,391
                                          -----------   -----------
Distributions From:
  Net Investment Income.................      (1,509)        (1,189)
  Net Realized Gains....................          --           (464)
                                          -----------   -----------
      Total Distributions...............      (1,509)        (1,653)
                                          -----------   -----------
Capital Share Transactions (1):
  Shares Issued.........................      15,715         29,793
  Shares Issued in Lieu of Cash
    Distributions.......................       1,502          1,653
  Shares Redeemed.......................     (12,567)       (24,283)
                                          -----------   -----------
      Net Increase From Capital Shares
        Transactions....................       4,650          7,163
                                          -----------   -----------
      Total Increase....................      16,421          7,901
NET ASSETS
  Beginning of Period...................      87,223         79,322
                                          -----------   -----------
  End of Period.........................  $  103,644    $    87,223
                                          -----------   -----------
                                          -----------   -----------
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued........................       1,036          2,101
   Shares Issued in Lieu of Cash
     Distributions......................         109            122
   Shares Redeemed......................        (832)        (1,703)
                                          -----------   -----------
                                                 313            520
                                          -----------   -----------
                                          -----------   -----------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                     THE RWB/DFA
                                    INTERNATIONAL         THE INTERNATIONAL          THE JAPANESE          THE PACIFIC RIM
                                 HIGH BOOK TO MARKET        SMALL COMPANY           SMALL COMPANY           SMALL COMPANY
                                      PORTFOLIO               PORTFOLIO               PORTFOLIO               PORTFOLIO
                                ----------------------  ----------------------  ----------------------  ----------------------
                                SIX MONTHS      YEAR    SIX MONTHS      YEAR    SIX MONTHS      YEAR    SIX MONTHS      YEAR
                                   ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                  MAY 31,     NOV. 30,    MAY 31,     NOV. 30,    MAY 31,     NOV. 30,    MAY 31,     NOV. 30,
                                   1998         1997       1998         1997       1998         1997       1998         1997
                                -----------   --------  -----------   --------  -----------   --------  -----------   --------
                                (UNAUDITED)             (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.......   $  1,340     $  4,718   $  2,398     $  2,742   $    791     $  1,001   $  1,348     $  3,827
  Capital Gain Distributions
    Received from The DFA
    Investment Trust
      Company.................        721        5,179         --           --         --           --         --           --
  Net Realized Gain (Loss) on
    Investment Securities.....     (1,157)          44      1,587         (813)    (5,603)      (1,544)       169        5,758
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............         --           --       (154)        (109)       (81)          62       (187)        (370)
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency........     50,576      (21,705)    23,461      (59,544)    (2,408)    (134,974)   (25,383)     (81,707)
    Translation of Foreign
      Currency Denominated
      Amounts.................         --           --         (7)         (70)       (62)         (17)         8          (10)
                                -----------   --------  -----------   --------  -----------   --------  -----------   --------
      Net Increase (Decrease)
        in Net Assets
        Resulting from
        Operations............     51,480      (11,764)    27,285      (57,794)    (7,363)    (135,472)   (24,045)     (72,502)
                                -----------   --------  -----------   --------  -----------   --------  -----------   --------
Distributions From:
  Net Investment Income.......     (5,715)      (4,329)    (2,942)        (200)    (1,284)        (778)    (3,671)      (4,235)
  Net Realized Gains..........     (4,682)      (2,675)        --           --         --      (16,082)    (5,808)     (11,345)
                                -----------   --------  -----------   --------  -----------   --------  -----------   --------
      Total Distributions.....    (10,397)      (7,004)    (2,942)        (200)    (1,284)     (16,860)    (9,479)     (15,580)
                                -----------   --------  -----------   --------  -----------   --------  -----------   --------
Capital Share Transactions
  (1):
  Shares Issued...............     45,269      101,480     80,847      211,077     23,198       47,734     16,974       11,716
  Shares Issued in Lieu of
    Cash Distributions........     10,397        7,004      2,942          200      1,284       16,860      9,479       15,580
  Shares Redeemed.............    (53,027)     (72,030)   (48,153)     (26,932)   (18,586)     (92,365)   (15,172)     (43,436)
                                -----------   --------  -----------   --------  -----------   --------  -----------   --------
      Net Increase (Decrease)
        From Capital Shares
        Transactions..........      2,639       36,454     35,636      184,345      5,896      (27,771)    11,281      (16,140)
                                -----------   --------  -----------   --------  -----------   --------  -----------   --------

      Total Increase
        (Decrease)............     43,722       17,686     59,979      126,351     (2,751)    (180,103)   (22,243)    (104,222)

NET ASSETS
  Beginning of Period.........    275,057      257,371    230,469      104,118    114,017      294,120    111,320      215,542
                                -----------   --------  -----------   --------  -----------   --------  -----------   --------
  End of Period...............   $318,779     $275,057   $290,448     $230,469   $111,266     $114,017   $ 89,077     $111,320
                                -----------   --------  -----------   --------  -----------   --------  -----------   --------
                                -----------   --------  -----------   --------  -----------   --------  -----------   --------

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued..............      3,368        7,480     10,177       21,979      2,510        3,244      2,076          789
   Shares Issued in Lieu of
     Cash Distributions.......        865          535        410           21        170          978      1,218        1,051
   Shares Redeemed............     (3,930)      (5,300)    (6,102)      (2,995)    (2,020)      (6,140)    (1,940)      (3,110)
                                -----------   --------  -----------   --------  -----------   --------  -----------   --------
                                      303        2,715      4,485       19,005        660       (1,918)     1,354       (1,270)
                                -----------   --------  -----------   --------  -----------   --------  -----------   --------
                                -----------   --------  -----------   --------  -----------   --------  -----------   --------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                          THE UNITED KINGDOM           THE CONTINENTAL          THE DFA INTERNATIONAL
                                             SMALL COMPANY              SMALL COMPANY              SMALL CAP VALUE
                                               PORTFOLIO                  PORTFOLIO                   PORTFOLIO
                                       -------------------------  --------------------------  --------------------------
                                        SIX MONTHS    YEAR ENDED   SIX MONTHS    YEAR ENDED    SIX MONTHS    YEAR ENDED
                                       ENDED MAY 31,   NOV. 30,   ENDED MAY 31,   NOV. 30,    ENDED MAY 31,   NOV. 30,
                                           1998          1997         1998          1997          1998          1997
                                       -------------  ----------  -------------  -----------  -------------  -----------
                                        (UNAUDITED)                (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income..............   $     1,697   $    3,635   $     1,580   $     4,007   $     4,622   $     6,288
  Net Realized Gain (Loss) on
    Investment Securities............         6,368       12,752        13,979        16,008         2,373        15,347
  Net Realized Gain (Loss) on Foreign
    Currency Transactions............           (61)         117           (95)         (405)         (143)          (18)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency.......................        10,231       (4,795)       55,323        16,460        42,064      (126,164)
    Translation of Foreign Currency
      Denominated Amounts............           (20)          (1)          135          (144)          (93)           (8)
                                       -------------  ----------  -------------  -----------  -------------  -----------
      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations...................        18,215       11,708        70,922        35,926        48,823      (104,555)
                                       -------------  ----------  -------------  -----------  -------------  -----------
Distributions From:
  Net Investment Income..............        (3,815)      (4,223)       (3,596)       (5,597)       (6,364)       (4,587)
  Net Realized Gains.................       (12,752)      (7,613)      (16,007)      (16,811)      (14,867)      (10,863)
                                       -------------  ----------  -------------  -----------  -------------  -----------
      Total Distributions............       (16,567)     (11,836)      (19,603)      (22,408)      (21,231)      (15,450)
                                       -------------  ----------  -------------  -----------  -------------  -----------
CAPITAL SHARE TRANSACTIONS (1):
  Shares Issued......................         1,427        9,340         2,648        11,783       110,503       221,239
  Shares Issued in Lieu of Cash
    Distributions....................        16,567       11,836        19,603        22,408        21,231        15,450
  Shares Redeemed....................       (34,200)     (56,946)      (54,223)     (114,290)      (55,024)      (60,915)
                                       -------------  ----------  -------------  -----------  -------------  -----------
      Net Increase (Decrease) From
        Capital Shares
        Transactions.................       (16,206)     (35,770)      (31,972)      (80,099)       76,710       175,774
                                       -------------  ----------  -------------  -----------  -------------  -----------

      Total Increase (Decrease)......       (14,558)     (35,898)       19,347       (66,581)      104,302        55,769

NET ASSETS
  Beginning of Period................       130,891      166,789       232,744       299,325       431,257       375,488
                                       -------------  ----------  -------------  -----------  -------------  -----------
  End of Period......................   $   116,333   $  130,891   $   252,091   $   232,744   $   535,559   $   431,257
                                       -------------  ----------  -------------  -----------  -------------  -----------
                                       -------------  ----------  -------------  -----------  -------------  -----------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.....................            53          337           156           775        14,047        23,265
   Shares Issued in Lieu of Cash
     Distributions...................           662          440         1,342         1,582         3,002         1,604
   Shares Redeemed...................        (1,280)      (2,073)       (3,244)       (7,367)       (7,056)       (6,517)
                                       -------------  ----------  -------------  -----------  -------------  -----------
                                               (565)      (1,296)       (1,746)       (5,010)        9,993        18,352
                                       -------------  ----------  -------------  -----------  -------------  -----------
                                       -------------  ----------  -------------  -----------  -------------  -----------

                                         THE EMERGING MARKETS
                                               PORTFOLIO
                                       -------------------------
                                            SIX
                                       MONTHS ENDED   YEAR ENDED
                                          MAY 31,      NOV. 30,
                                           1998          1997
                                       -------------  ----------
                                        (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income..............   $     2,005   $    2,651
  Net Realized Gain (Loss) on
    Investment Securities............        (1,041)         151
  Net Realized Gain (Loss) on Foreign
    Currency Transactions............          (377)         698
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency.......................       (10,710)     (58,004)
    Translation of Foreign Currency
      Denominated Amounts............            10          (18)
                                       -------------  ----------
      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations...................       (10,113)     (54,522)
                                       -------------  ----------
Distributions From:
  Net Investment Income..............        (5,275)      (1,330)
  Net Realized Gains.................           (40)          --
                                       -------------  ----------
      Total Distributions............        (5,315)      (1,330)
                                       -------------  ----------
CAPITAL SHARE TRANSACTIONS (1):
  Shares Issued......................        77,381      146,704
  Shares Issued in Lieu of Cash
    Distributions....................         5,315        1,330
  Shares Redeemed....................       (54,083)     (42,159)
                                       -------------  ----------
      Net Increase (Decrease) From
        Capital Shares
        Transactions.................        28,613      105,875
                                       -------------  ----------
      Total Increase (Decrease)......        13,185       50,023
NET ASSETS
  Beginning of Period................       212,048      162,025
                                       -------------  ----------
  End of Period......................   $   225,233   $  212,048
                                       -------------  ----------
                                       -------------  ----------
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.....................         8,176       11,652
   Shares Issued in Lieu of Cash
     Distributions...................           599          114
   Shares Redeemed...................        (5,787)      (3,541)
                                       -------------  ----------
                                              2,988        8,225
                                       -------------  ----------
                                       -------------  ----------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                                             THE EMERGING        THE DFA ONE-YEAR         THE DFA TWO-YEAR
                                                             MARKETS SMALL         FIXED INCOME          GLOBAL FIXED INCOME
                                                             CAP PORTFOLIO          PORTFOLIO                 PORTFOLIO
                                                            ---------------  ------------------------  -----------------------
                                                                MARCH 5       SIX MONTHS      YEAR      SIX MONTHS     YEAR
                                                                  TO            ENDED        ENDED        ENDED        ENDED
                                                                MAY 31,        MAY 31,      NOV. 30,     MAY 31,     NOV. 30,
                                                                 1998            1998         1997         1998        1997
                                                            ---------------  ------------  ----------  ------------  ---------
                                                              (UNAUDITED)    (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............................     $      (1)     $   21,202   $   44,469   $   16,148   $  24,784
  Capital Gain Distributions Received from The DFA
    Investment Trust Company..............................            --              --           --          898         251
  Net Realized Gain (Loss) on Investment Securities.......            50             (94)        (153)      (1,447)       (257)
  Net Realized Loss on Foreign Currency Transactions......            (1)             --           --           --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency............          (117)          1,197       (1,625)      (2,767)     (4,154)
                                                                 -------     ------------  ----------  ------------  ---------
      Net Increase (Decrease) in Net Assets
        Resulting from Operations.........................           (69)         22,305       42,691       12,832      20,624
                                                                 -------     ------------  ----------  ------------  ---------
Distributions From:
  Net Investment Income...................................            --         (21,276)     (44,616)     (23,123)    (18,076)
  Net Realized Gains......................................            --            (380)         (81)        (816)       (251)
                                                                 -------     ------------  ----------  ------------  ---------
      Total Distributions.................................            --         (21,656)     (44,697)     (23,939)    (18,327)
                                                                 -------     ------------  ----------  ------------  ---------
Capital Share Transactions (1):
  Shares Issued...........................................         1,833         182,698      430,934       69,363     155,724
  Shares Issued in Lieu of Cash Distributions.............            --          16,682       36,040       11,551       8,378
  Shares Redeemed.........................................            --        (181,210)    (567,252)     (61,392)    (66,837)
                                                                 -------     ------------  ----------  ------------  ---------
      Net Increase (Decrease) From Capital Shares
        Transactions......................................         1,833          18,170     (100,278)      19,522      97,265
                                                                 -------     ------------  ----------  ------------  ---------
      Total Increase (Decrease)...........................         1,764          18,819     (102,284)       8,415      99,562

NET ASSETS
  Beginning of Period.....................................            --         752,237      854,521      418,905     319,343
                                                                 -------     ------------  ----------  ------------  ---------
  End of Period...........................................     $   1,764      $  771,056   $  752,237   $  427,320   $ 418,905
                                                                 -------     ------------  ----------  ------------  ---------
                                                                 -------     ------------  ----------  ------------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................................           175          17,886       42,250        6,910      15,130
   Shares Issued in Lieu of Cash Distributions............            --           1,640        3,541        1,167         820
   Shares Redeemed........................................            --         (17,754)     (55,639)      (6,106)     (6,488)
                                                                 -------     ------------  ----------  ------------  ---------
                                                                     175           1,772       (9,848)       1,971       9,462
                                                                 -------     ------------  ----------  ------------  ---------
                                                                 -------     ------------  ----------  ------------  ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                       THE DFA FIVE-YEAR         THE DFA GLOBAL        THE DFA INTERMEDIATE
                                                          GOVERNMENT              FIXED INCOME              GOVERNMENT
                                                           PORTFOLIO                PORTFOLIO              FIXED INCOME
                                                    -----------------------  -----------------------         PORTFOLIO
                                                     SIX MONTHS     YEAR      SIX MONTHS     YEAR     -----------------------
                                                       ENDED        ENDED       ENDED        ENDED     SIX MONTHS     YEAR
                                                      MAY 31,     NOV. 30,     MAY 31,     NOV. 30,      ENDED        ENDED
                                                        1998        1997         1998        1997       MAY 31,     NOV. 30,
                                                    ------------  ---------  ------------  ---------      1998        1997
                                                                                                      ------------  ---------
                                                    (UNAUDITED)              (UNAUDITED)
                                                                                                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...........................   $    5,435   $  11,373   $    5,312   $   9,339   $    4,259   $   7,613
  Net Realized Gain (Loss) on Investment
    Securities....................................          259       2,329          (45)      1,496          402         604
  Net Realized Gain on Foreign Currency
    Transactions..................................           --          --        9,497      10,999           --          --
  Change in Unrealized Appreciation (Depreciation)
    of: Investment Securities and Foreign
    Currency......................................          137      (3,322)      (3,394)     (9,751)       1,228         281
    Translation of Foreign Currency Denominated
      Amounts.....................................           --          --         (282)      3,858           --          --
                                                    ------------  ---------  ------------  ---------  ------------  ---------
      Net Increase in Net Assets Resulting from
        Operations................................        5,831      10,380       11,088      15,941        5,889       8,498
                                                    ------------  ---------  ------------  ---------  ------------  ---------
Distributions From:
  Net Investment Income...........................       (6,770)    (10,523)     (19,946)    (14,771)      (4,100)     (7,137)
  Net Realized Gains..............................           --          --       (1,483)     (1,383)        (583)         --
                                                    ------------  ---------  ------------  ---------  ------------  ---------
      Total Distributions.........................       (6,770)    (10,523)     (21,429)    (16,154)      (4,683)     (7,137)
                                                    ------------  ---------  ------------  ---------  ------------  ---------
Capital Share Transactions (1):
  Shares Issued...................................       38,477      79,939       62,686     106,837       26,911      42,284
  Shares Issued in Lieu of Cash Distributions.....        5,292       8,591       13,541       8,538        1,018       1,171
  Shares Redeemed.................................      (36,390)    (58,396)     (18,265)    (30,856)      (8,307)    (16,205)
                                                    ------------  ---------  ------------  ---------  ------------  ---------
      Net Increase From Capital Shares
        Transactions..............................        7,379      30,134       57,962      84,519       19,622      27,250
                                                    ------------  ---------  ------------  ---------  ------------  ---------

      Total Increase..............................        6,440      29,991       47,621      84,306       20,828      28,611

NET ASSETS
  Beginning of Period.............................      204,377     174,386      250,078     165,772      136,555     107,944
                                                    ------------  ---------  ------------  ---------  ------------  ---------
  End of Period...................................   $  210,817   $ 204,377   $  297,699   $ 250,078   $  157,383   $ 136,555
                                                    ------------  ---------  ------------  ---------  ------------  ---------
                                                    ------------  ---------  ------------  ---------  ------------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................................        3,775       7,877        6,091       9,896        2,384       3,872
   Shares Issued in Lieu of Cash Distributions....          527         857        1,341         956           91         108
   Shares Redeemed................................       (3,566)     (5,752)      (1,769)     (2,889)        (738)     (1,487)
                                                    ------------  ---------  ------------  ---------  ------------  ---------
                                                            736       2,982        5,663       7,963        1,737       2,493
                                                    ------------  ---------  ------------  ---------  ------------  ---------
                                                    ------------  ---------  ------------  ---------  ------------  ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          THE U.S. LARGE COMPANY PORTFOLIO
                                -------------------------------------------------------------------------------------
                                SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                   ENDED           ENDED          ENDED          ENDED          ENDED         ENDED
                                  MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                   1998            1997           1996           1995           1994           1993
---------------------------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $    28.48       $   22.73      $   18.12      $  13.58       $  13.91       $ 13.12
                                -----------      ---------      ---------      ---------      ---------      --------
Income From Investment
  Operations
  Net Investment Income.......        0.22            0.42           0.41          0.35           0.37          0.36
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized)...............        4.02            5.89           4.52          4.57          (0.22)         0.87
                                -----------      ---------      ---------      ---------      ---------      --------
    Total From Investment
      Operations..............        4.24            6.31           4.93          4.92           0.15          1.23
---------------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.......       (0.22)          (0.43)         (0.31)        (0.36)         (0.37)        (0.44)
  Net Realized Gains..........       (0.07)          (0.13)         (0.01)        (0.02)         (0.11)           --
                                -----------      ---------      ---------      ---------      ---------      --------
    Total Distributions.......       (0.29)          (0.56)         (0.32)        (0.38)         (0.48)        (0.44)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $    32.43       $   28.48      $   22.73      $  18.12       $  13.58       $ 13.91
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Total Return..................       15.00%#         28.26%         27.49%        36.54%          1.04%         9.48%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $  463,294       $ 343,537      $ 187,757      $ 97,111       $ 48,638       $37,830
Ratio of Expenses to Average
  Net Assets**................        0.15%*(a)       0.15%(a)       0.21%(a)      0.24%(a)       0.24%(a)      0.24%(a)
Ratio of Net Investment Income
  to Average Net Assets.......        1.44%*(a)       1.66%(a)       2.10%(a)      2.29%(a)       2.75%(a)      2.48%(a)
Portfolio Turnover Rate.......         N/A             N/A            N/A           N/A            N/A         27.67%*(b)
Average Commission Rate.......         N/A             N/A            N/A           N/A            N/A           N/A
Portfolio Turnover Rate of
  Master Fund Series..........       12.57%*          4.28%         14.09%         2.38%          8.52%        34.36%*(c)
Average Commission Rate of
  Master Fund Series..........  $   0.0108       $  0.0202      $  0.0212           N/A            N/A           N/A
---------------------------------------------------------------------------------------------------------------------

                                                                             THE ENHANCED U.S.
                                    THE U.S. LARGE COMPANY                     LARGE COMPANY
                                          PORTFOLIO                              PORTFOLIO
                                ------------------------------     -------------------------------------
                                    YEAR           DEC. 31,        SIX MONTHS      YEAR         JULY 3,
                                   ENDED           1990 TO            ENDED        ENDED          TO
                                  NOV. 30,         NOV. 30,          MAY 31,     NOV. 30,      NOV. 30,
                                    1992             1991             1998         1997          1996
------------------------------  ------------------------------------------------------------------------
                                                                   (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $  11.44        $       10.00      $    13.61    $  11.83      $  10.00
                                ------------    --------------     -----------   ---------     ---------
Income From Investment
  Operations
  Net Investment Income.......      0.36                 0.34            0.33        0.54          0.12
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized)...............      1.69                 1.34            1.44        2.40          1.71
                                ------------    --------------     -----------   ---------     ---------
    Total From Investment
      Operations..............      2.05                 1.68            1.77        2.94          1.83
------------------------------  ------------------------------------------------------------------------
Less Distributions
  Net Investment Income.......     (0.37)               (0.24)          (0.44)      (0.55)           --
  Net Realized Gains..........        --                   --           (1.40)      (0.61)           --
                                ------------    --------------     -----------   ---------     ---------
    Total Distributions.......     (0.37)               (0.24)          (1.84)      (1.16)           --
------------------------------  ------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $  13.12        $       11.44      $    13.54    $  13.61      $  11.83
------------------------------  ------------------------------------------------------------------------
------------------------------  ------------------------------------------------------------------------
Total Return..................     18.23%               16.80%#         14.97%#     27.22%        18.30%#
------------------------------  ------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $ 34,908        $      22,279      $   51,825    $ 47,642      $ 29,236
Ratio of Expenses to Average
  Net Assets**................      0.11%(a)             0.00%*(a)       0.45%*      0.52%(d)      0.65%*
Ratio of Net Investment Income
  to Average Net Assets.......      2.86%(a)             3.42%*(a)       4.72%*      4.51%(d)      3.44%*
Portfolio Turnover Rate.......      3.56%                0.97%*           N/A         N/A           N/A
Average Commission Rate.......       N/A                  N/A             N/A         N/A           N/A
Portfolio Turnover Rate of
  Master Fund Series..........       N/A                  N/A           66.49%*    193.78%       211.07%*
Average Commission Rate of
  Master Fund Series..........       N/A                  N/A      $   0.0247    $ 0.0246      $ 0.0200
------------------------------  ------------------------------------------------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series for the year ended November 30, 1993 and subsequent periods.
(a) Had certain waivers and assumptions of expenses not been in effect the ratios of expenses to average net assets for the periods ended May 31, 1998 and November 30, 1997 through 1991 would have been 0.33%, 0.35%, 0.45%, 0.46%, 0.66%, 0.79%, 0.53% and 0.52%, respectively, and the ratios of net investment income to average net assets for the periods ended May 31, 1998 and November 30, 1997 through 1991 would have been 1.26%, 1.46%, 1.85 %, 2.23%, 2.64%, 2.28%, 2.44% and 2.90%, respectively.
(b) Portfolio turnover calculated for the period December 1, 1992 to February 7, 1993 (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund Series in a tax-free exchange).
(c) Master Fund Series turnover calculated for the period February 8 to November 30, 1993.
(d) Had certain waivers and assumption of expenses not been in effect, the ratio of expenses to average net assets for the year end November 30, 1997 would have been 0.54% and the ratio of net investments income to average net assets for the year ended November 30, 1997 would have been 4.49%.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            THE U.S. LARGE CAP VALUE PORTFOLIO
                                    ----------------------------------------------------------------------------------
                                     SIX MONTHS       YEAR          YEAR          YEAR          YEAR         FEB. 19
                                        ENDED        ENDED         ENDED         ENDED         ENDED            TO
                                       MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,       NOV. 30,
                                        1998          1997          1996          1995          1994           1993
----------------------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)

Net Asset Value, Beginning of
  Period......................      $    19.22      $  15.98      $  13.29      $   9.91      $  10.60      $  10.00
                                    -------------   --------      --------      --------      --------      ----------
Income From Investment
  Operations
  Net Investment Income.......            0.09          0.29          0.30          0.29          0.32          0.18
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized)...............            3.11          3.60          2.62          3.55         (0.68)         0.59
                                    -------------   --------      --------      --------      --------      ----------
    Total From Investment
      Operations..............            3.20          3.89          2.92          3.84         (0.36)         0.77
----------------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.......           (0.16)        (0.30)        (0.23)        (0.29)        (0.33)        (0.17)
  Net Realized Gain...........           (0.84)        (0.35)           --         (0.17)           --            --
                                    -------------   --------      --------      --------      --------      ----------
    Total Distributions.......           (1.00)        (0.65)        (0.23)        (0.46)        (0.33)        (0.17)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................      $    21.42      $  19.22      $  15.98      $  13.29      $   9.91      $  10.60
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total Return..................           17.51%#       25.10%        22.20%        39.13%        (3.27)%        7.59%#
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................      $1,068,705      $840,003      $541,149      $280,915      $197,566      $ 90,288
Ratio of Expenses to Average
  Net Assets**................            0.35%*        0.35%         0.36%         0.42%         0.44%         0.47%*
Ratio of Net Investment Income
  to Average Net Assets.......            0.82%*        1.70%         2.17%         2.49%         3.50%         3.38%*
Portfolio Turnover Rate.......             N/A           N/A           N/A           N/A           N/A           N/A
Average Commission Rate.......             N/A           N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of
  Master Fund Series..........           22.09%*       17.71%        20.12%        29.41%        39.33%         0.75%*
Average Commission Rate of
  Master Fund Series..........      $   0.0484      $ 0.0494      $ 0.0499           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------

                                                           THE U.S. 6-10 VALUE PORTFOLIO
                                    ---------------------------------------------------------------------------
                                       SIX
                                     MONTHS       YEAR        YEAR          YEAR          YEAR         MARCH 2
                                      ENDED       ENDED       ENDED         ENDED         ENDED          TO
                                     MAY 31,    NOV. 30,    NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                      1998        1997        1996          1995          1994          1993
------------------------------      ---------------------------------------------------------------------------
                                    (UNAUDITED)
Net Asset Value, Beginning of
  Period......................      $  22.09    $   17.00   $   14.03     $   11.13     $   11.04     $  10.00
                                    ---------   ---------   ---------     ---------     ---------     ---------
Income From Investment
  Operations
  Net Investment Income.......          0.02         0.07        0.11          0.10          0.14         0.11
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized)...............          1.74         5.49        2.93          3.06          0.10         1.03
                                    ---------   ---------   ---------     ---------     ---------     ---------
    Total From Investment
      Operations..............          1.76         5.56        3.04          3.16          0.24         1.14
------------------------------      ---------------------------------------------------------------------------
Less Distributions
  Net Investment Income.......         (0.10)       (0.11)      (0.02)        (0.10)        (0.15)       (0.10)
  Net Realized Gain...........         (0.92)       (0.36)      (0.05)        (0.16)           --           --
                                    ---------   ---------   ---------     ---------     ---------     ---------
    Total Distributions.......         (1.02)       (0.47)      (0.07)        (0.26)        (0.15)       (0.10)
------------------------------      ---------------------------------------------------------------------------
Net Asset Value, End of
  Period......................      $  22.83    $   22.09   $   17.00     $   14.03     $   11.13     $  11.04
------------------------------      ---------------------------------------------------------------------------
------------------------------      ---------------------------------------------------------------------------
Total Return..................          8.45%#      33.57%      21.70%        28.41%         2.19%       11.39%#
------------------------------      ---------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................      $2,490,235  $2,098,654  $1,207,298    $ 609,950     $ 344,148     $ 95,682
Ratio of Expenses to Average
  Net Assets**................          0.57%*       0.60%       0.61%         0.64%         0.66%        0.70%*
Ratio of Net Investment Income
  to Average Net Assets.......          0.12%*       0.37%       0.78%         0.85%         1.69%        1.97%*
Portfolio Turnover Rate.......           N/A          N/A         N/A           N/A           N/A          N/A
Average Commission Rate.......           N/A          N/A         N/A           N/A           N/A          N/A
Portfolio Turnover Rate of
  Master Fund Series..........         25.99%*      25.47%      14.91%        20.62%         8.22%        1.07%*
Average Commission Rate of
  Master Fund Series..........      $ 0.0522    $  0.0645   $  0.0658           N/A           N/A          N/A
------------------------------      ---------------------------------------------------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                      THE U.S. 6-10 SMALL COMPANY PORTFOLIO
                                          --------------------------------------------------------------
                                            SIX MONTHS         YEAR            YEAR            YEAR
                                              ENDED            ENDED           ENDED           ENDED
                                             MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,
                                               1998            1997            1996            1995
--------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period....      $   16.89       $    14.53      $    12.64      $    11.08
                                          --------------   -------------   -------------   -------------
Income From Investment Operations
  Net Investment Income.................             --             0.09            0.11            0.09
  Net Gain (Losses) on Securities
    (Realized and Unrealized)...........           0.87             3.42            2.20            2.81
                                          --------------   -------------   -------------   -------------
    Total From Investment Operations....           0.87             3.51            2.31            2.90
--------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.................          (0.08)           (0.12)          (0.02)          (0.14)
  Net Realized Gains....................          (1.57)           (1.03)          (0.40)          (1.20)
                                          --------------   -------------   -------------   -------------
    Total Distributions.................          (1.65)           (1.15)          (0.42)          (1.34)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........      $   16.11       $    16.89      $    14.53      $    12.64
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Total Return............................           6.15%#          26.12%          18.73%          28.75%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...      $ 378,902       $  337,992      $  234,194      $  186,644
Ratio of Expenses to Average Net
  Assets**..............................           0.43%*           0.45%           0.48%           0.49%
Ratio of Net Investment Income to
  Average Net Assets....................          (0.05)%*          0.48%           0.75%           0.83%
Portfolio Turnover Rate.................            N/A              N/A             N/A             N/A
Average Commission Rate.................            N/A              N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund
  Series................................          33.72%*          30.04%          32.38%          21.16%
Average Commission Rate of Master Fund
  Series................................      $  0.0524       $   0.0583      $   0.0586             N/A
--------------------------------------------------------------------------------------------------------


                                               THE U.S. 6-10 SMALL COMPANY PORTFOLIO

                                          ------------------------------------------------
                                              YEAR            YEAR             MARCH 20
                                              ENDED           ENDED               TO
                                            NOV. 30,        NOV. 30,           NOV. 30,
                                              1994            1993               1992
----------------------------------------

Net Asset Value, Beginning of Period....     $    11.43      $    10.35         $   10.00
                                          -------------   -------------     --------------
Income From Investment Operations
  Net Investment Income.................           0.09            0.08              0.04
  Net Gain (Losses) on Securities
    (Realized and Unrealized)...........          (0.07)           1.43              0.31
                                          -------------   -------------     --------------
    Total From Investment Operations....           0.02            1.51              0.35
----------------------------------------
Less Distributions
  Net Investment Income.................          (0.09)          (0.11)               --
  Net Realized Gains....................          (0.28)          (0.32)               --
                                          -------------   -------------     --------------
    Total Distributions.................          (0.37)          (0.43)               --
----------------------------------------
Net Asset Value, End of Period..........     $    11.08      $    11.43         $   10.35
----------------------------------------
----------------------------------------
Total Return............................           0.22%          14.72%             6.70%#
----------------------------------------
Net Assets, End of Period (thousands)...     $  112,137      $  136,863         $ 134,418
Ratio of Expenses to Average Net
  Assets**..............................           0.53%           0.58%             0.48%*
Ratio of Net Investment Income to
  Average Net Assets....................           0.72%           0.70%             0.96%*
Portfolio Turnover Rate.................            N/A            1.81%*(a)          3.41%*
Average Commission Rate.................            N/A             N/A               N/A
Portfolio Turnover Rate of Master Fund
  Series................................          27.65%          32.88%*(b)           N/A
Average Commission Rate of Master Fund
  Series................................            N/A             N/A               N/A
----------------------------------------

  *  Annualized

  #  Non-annualized

 ** Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series for the period ended November 30, 1993 and subsequent periods.

(a) Portfolio turnover calculated for the period December 1, 1992 to February 2, 1993 (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund Series in a tax-free exchange).

(b) Master Fund Series turnover calculated for the period February 3 to November 30, 1993.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  THE U.S. 9-10 SMALL COMPANY PORTFOLIO
                                      -------------------------------------------------------------
                                       SIX MONTHS       YEAR         YEAR        YEAR        YEAR
                                         ENDED          ENDED        ENDED       ENDED      ENDED
                                        MAY 31,       NOV. 30,     NOV. 30,    NOV. 30,    NOV. 30,
                                          1998          1997         1996        1995        1994
---------------------------------------------------------------------------------------------------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period............................   $    13.99    $     12.14   $   11.03   $    8.49   $   8.69
                                      ------------   -----------   ---------   ---------   --------
Income From Investment Operations
  Net Investment Income (Loss)......        (0.02)          0.03        0.03        0.05       0.01
  Net Gain (Losses) on Securities
    (Realized and Unrealized).......         0.58           3.01        1.85        2.61       0.40
                                      ------------   -----------   ---------   ---------   --------
    Total From Investment
      Operations....................         0.56           3.04        1.88        2.66       0.41
---------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.............        (0.03)         (0.03)      (0.01)      (0.04)     (0.03)
  Net Realized Gains................        (1.89)         (1.16)      (0.76)      (0.08)     (0.58)
                                      ------------   -----------   ---------   ---------   --------
    Total Distributions.............        (1.92)         (1.19)      (0.77)      (0.12)     (0.61)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period......   $    12.63    $     13.99   $   12.14   $   11.03   $   8.49
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Total Return........................         5.39%#        27.46%      18.05%      31.37%      5.06%
---------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).......................   $1,587,226    $ 1,509,427   $1,181,804  $ 925,474   $659,221
Ratio of Expenses to Average Net
  Assets**..........................         0.58%*         0.60%       0.61%       0.62%      0.65%
Ratio of Net Investment Income to
  Average Net Assets................        (0.31)%*        0.21%       0.22%       0.45%      0.16%
Portfolio Turnover Rate.............          N/A          27.81%      23.68%      24.65%     16.56%
Average Commission Rate.............          N/A    $    0.0579   $  0.0604         N/A        N/A
Portfolio Turnover Rate of Master
  Fund Series.......................        26.05%*          N/A         N/A         N/A        N/A
Average Commission Rate of Master
  Fund Series.......................   $   0.0502            N/A         N/A         N/A        N/A
---------------------------------------------------------------------------------------------------


                                                   THE U.S. 9-10 SMALL COMPANY PORTFOLIO

                                      ---------------------------------------------------------------
                                        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                                       ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                      NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                        1993       1992       1991       1990       1989       1988
------------------------------------  ---------------------------------------------------------------

Net Asset Value, Beginning of
  Period............................  $   7.75   $   6.33   $   5.34   $   7.74   $   7.66   $   7.50
                                      --------   --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income (Loss)......      0.03       0.04       0.04       0.07       0.07       0.10
  Net Gain (Losses) on Securities
    (Realized and Unrealized).......      1.67       1.53       1.64      (1.77)      0.98       1.48
                                      --------   --------   --------   --------   --------   --------
    Total From Investment
      Operations....................      1.70       1.57       1.68      (1.70)      1.05       1.58
------------------------------------  ---------------------------------------------------------------
Less Distributions
  Net Investment Income.............     (0.05)     (0.05)     (0.07)     (0.08)     (0.09)     (0.11)
  Net Realized Gains................     (0.71)     (0.10)     (0.62)     (0.62)     (0.88)     (1.31)
                                      --------   --------   --------   --------   --------   --------
    Total Distributions.............     (0.76)     (0.15)     (0.69)     (0.70)     (0.97)     (1.42)
------------------------------------  ---------------------------------------------------------------
Net Asset Value, End of Period......  $   8.69   $   7.75   $   6.33   $   5.34   $   7.74   $   7.66
------------------------------------  ---------------------------------------------------------------
------------------------------------  ---------------------------------------------------------------
Total Return........................     23.91%     25.24%     39.08%    (24.09)%    16.09%     24.36%
------------------------------------  ---------------------------------------------------------------
Net Assets, End of Period
  (thousands).......................  $630,918   $651,313   $722,289   $561,102   $949,291   $912,518
Ratio of Expenses to Average Net
  Assets**..........................      0.70%      0.68%      0.64%      0.62%      0.62%      0.62%
Ratio of Net Investment Income to
  Average Net Assets................      0.26%      0.53%      0.75%      0.99%      0.86%      1.19%
Portfolio Turnover Rate.............      9.87%      9.72%     10.13%      3.79%      7.86%     25.98%
Average Commission Rate.............       N/A        N/A        N/A        N/A        N/A        N/A
Portfolio Turnover Rate of Master
  Fund Series.......................       N/A        N/A        N/A        N/A        N/A        N/A
Average Commission Rate of Master
  Fund Series.......................       N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------  ---------------------------------------------------------------

  *  Annualized

  #  Non-annualized

 ** Represents the combined ratio for the portfolio and its respective pro-rata share of its Master Fund Series for the period ended May 31, 1998.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    THE DFA REAL ESTATE SECURITIES PORTFOLIO
                                ---------------------------------------------------------------------------------
                                SIX MONTHS       YEAR          YEAR          YEAR          YEAR         JAN. 5
                                   ENDED         ENDED         ENDED         ENDED         ENDED          TO
                                  MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                   1998          1997          1996          1995          1994          1993
-----------------------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $    15.53    $    12.65    $    10.00    $     9.28    $    10.92    $    10.00
                                -----------   -----------   -----------   -----------   -----------   -----------
Income From Investment
  Operations
  Net Investment Income.......        0.36          0.88          0.71          0.61          0.37          0.20
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized)...............       (0.64)         2.68          2.08          0.68         (1.65)         0.91
                                -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment
     Operations...............       (0.28)         3.56          2.79          1.29         (1.28)         1.11
---------------------------------------------------------------------------------------------------   -----------
Less Distributions
  Net Investment Income.......       (0.75)        (0.68)        (0.14)        (0.46)        (0.28)        (0.19)
  Net Realized Gain...........          --            --            --            --            --            --
  Tax Return of Capital.......          --            --            --         (0.11)        (0.08)           --
                                -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions              (0.75)        (0.68)        (0.14)        (0.57)        (0.36)        (0.19)
---------------------------------------------------------------------------------------------------   -----------
Net Asset Value, End of
  Period......................  $    14.50    $    15.53    $    12.65    $    10.00    $     9.28    $    10.92
---------------------------------------------------------------------------------------------------   -----------
---------------------------------------------------------------------------------------------------   -----------
Total Return..................       (1.85)%#      29.13%        28.24%        14.00%       (11.76)%       11.08%#
---------------------------------------------------------------------------------------------------   -----------
Net Assets, End of Period
  (thousands).................  $  109,319    $   95,072    $   64,390    $   43,435    $   30,456    $   22,106
Ratio of Expenses to Average
  Net Assets..................        0.47%*        0.48%         0.71%         0.82%         0.90%         0.88%*
Ratio of Net Investment Income
  to Average Net Assets.......        0.56%*        5.73%         7.08%         6.76%         3.90%         2.63%*
Portfolio Turnover Rate.......        0.49%*       30.73%        11.25%         0.66%        28.87%         0.55%*
Average Commission Rate.......  $   0.0461    $   0.0449    $   0.0455           N/A           N/A           N/A
---------------------------------------------------------------------------------------------------   -----------

  *  Annualized

  #  Non-annualized.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                             THE LARGE CAP INTERNATIONAL PORTFOLIO
                                -----------------------------------------------------------------------------------------------
                                SIX MONTHS     YEAR        YEAR        YEAR        YEAR        YEAR        YEAR         YEAR
                                  ENDED        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                 MAY 31,     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,     NOV. 30,
                                   1998        1997        1996        1995        1994        1993        1992         1991
-------------------------------------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $  14.27     $ 14.18     $ 12.60     $ 11.91     $ 11.26     $  9.63     $ 10.64     $  10.00
                                ----------   ---------   ---------   ---------   ---------   ---------   ---------   ----------
Income From Investment
  Operations
  Net Investment Income.......      0.15        0.23        0.21        0.15        0.09        0.15        0.11         0.06
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized)...............      1.96        0.15        1.39        0.95        1.11        1.72       (1.04)        0.58
                                ----------   ---------   ---------   ---------   ---------   ---------   ---------   ----------
    Total From Investment
      Operations..............      2.11        0.38        1.60        1.10        1.20        1.87       (0.93)        0.64
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.......     (0.25)      (0.21)      (0.02)      (0.18)      (0.09)      (0.24)      (0.07)          --
  Net Realized Gain...........        --       (0.08)         --       (0.23)      (0.46)         --       (0.01)          --
                                ----------   ---------   ---------   ---------   ---------   ---------   ---------   ----------
    Total Distributions.......     (0.25)      (0.29)      (0.02)      (0.41)      (0.55)      (0.24)      (0.08)          --
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $  16.13     $ 14.27     $ 14.18     $ 12.60     $ 11.91     $ 11.26     $  9.63     $  10.64
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return..................     15.06%#      2.80%      12.68%       9.37%      10.74%      19.55%      (9.00)%       2.88%#
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $103,644     $87,223     $79,322     $67,940     $55,635     $78,472     $26,041     $  4,360
Ratio of Expenses to Average
  Net Assets..................      0.46%*      0.47%       0.58%       0.57%       0.66%       0.55%(a)    0.50%(a)     0.50%*(a)
Ratio of Net Investment Income
  to Average Net Assets.......      2.03%*      1.69%       1.57%       1.84%       1.18%       1.94%(a)    1.75%(a)     1.96%*(a)
Portfolio Turnover Rate.......      0.67%*      2.31%      17.65%      24.44%      33.15%       0.28%       0.20%        2.38%*
Average Commission Rate.......  $ 0.0354     $0.0169     $0.0160         N/A         N/A         N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------

  *  Annualized

  #  Non-annualized.

(a) Had certain waivers and assumptions of expenses not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1993, 1992 and 1991 would have been 0.66%, 1.35% and 2.31%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1993, 1992 and 1991 would have been 1.83%, 0.90% and 0.15%, respectively.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                THE RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                                ----------------------------------------------------------------------------------------
                                SIX MONTHS         YEAR            YEAR            YEAR            YEAR           YEAR
                                  ENDED           ENDED           ENDED           ENDED           ENDED          ENDED
                                 MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,
                                   1998            1997            1996            1995            1994           1993
------------------------------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $  12.84        $    13.76      $    12.02      $    11.44      $     9.92      $ 10.00
                                ----------      ----------      ----------      ----------      ----------      --------
Income From Investment
  Operations
  Net Investment Income.......      0.07              0.22            0.22            0.19            0.14         0.06
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized)...............      2.25             (0.77)           1.53            0.60            1.52        (0.11)
                                ----------      ----------      ----------      ----------      ----------      --------
    Total From Investment
      Operations..............      2.32             (0.55)           1.75            0.79            1.66        (0.05)
------------------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.......     (0.27)            (0.23)          (0.01)          (0.19)          (0.14)       (0.03)
  Net Realized Gains..........     (0.22)            (0.14)             --           (0.02)             --           --
                                ----------      ----------      ----------      ----------      ----------      --------
    Total Distributions.......     (0.49)            (0.37)          (0.01)          (0.21)          (0.14)       (0.03)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $  14.67        $    12.84      $    13.76      $    12.02      $    11.44      $  9.92
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Return..................     18.85%#           (4.04)%         14.61%           6.95%          16.71%       (0.50)%#
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $318,779        $  275,057      $  257,371      $  172,017      $  112,952      $63,235
Ratio of Expenses to Average
  Net Assets**................      0.47%*            0.50%           0.54%           0.68%           0.69%(a)     0.65%*(a)
Ratio of Net Investment Income
  to Average Net Assets.......      0.90%*            1.72%           1.88%           1.85%           1.39%(a)     1.40%*(a)
Portfolio Turnover Rate.......       N/A               N/A             N/A             N/A            0.15%*(b)    0.41%*
Average Commission Rate.......       N/A               N/A             N/A             N/A             N/A          N/A
Portfolio Turnover Rate of
  Master Fund Series..........     18.78%*           22.55%          12.23%           9.75%           1.90%*(c)     N/A
Average Commission Rate of
  Master Fund Series..........  $ 0.0167        $   0.0068      $   0.0112             N/A             N/A          N/A
------------------------------------------------------------------------------------------------------------------------

                                            THE INTERNATIONAL SMALL
                                               COMPANY PORTFOLIO
                                   ------------------------------------------
                                   SIX MONTHS         YEAR           OCT. 1
                                     ENDED           ENDED             TO
                                    MAY 31,         NOV. 30,        NOV. 30,
                                      1998            1997            1996
------------------------------     ------------------------------------------
                                   (UNAUDITED)
Net Asset Value, Beginning of
  Period......................     $   7.82        $     9.96      $    10.00
                                   ----------      ----------      ----------
Income From Investment
  Operations
  Net Investment Income.......         0.08              0.10            0.01
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized)...............         0.77             (2.22)          (0.05)
                                   ----------      ----------      ----------
    Total From Investment
      Operations..............         0.85             (2.12)          (0.04)
------------------------------     ------------------------------------------
Less Distributions
  Net Investment Income.......        (0.11)            (0.02)             --
  Net Realized Gains..........           --                --              --
                                   ----------      ----------      ----------
    Total Distributions.......        (0.11)            (0.02)             --
------------------------------     ------------------------------------------
Net Asset Value, End of
  Period......................     $   8.56        $     7.82      $     9.96
------------------------------     ------------------------------------------
------------------------------     ------------------------------------------
Total Return..................        11.09%#          (21.35)%         (0.40)%#
------------------------------     ------------------------------------------
Net Assets, End of Period
  (thousands).................     $290,448        $  230,469      $  104,118
Ratio of Expenses to Average
  Net Assets**................         0.75%*            0.75%           0.70%*(d)
Ratio of Net Investment Income
  to Average Net Assets.......         1.85%*            1.46%           0.54%*(d)
Portfolio Turnover Rate.......          N/A***            N/A***          N/A***
Average Commission Rate.......          N/A***            N/A***          N/A***
Portfolio Turnover Rate of
  Master Fund Series..........          N/A               N/A             N/A
Average Commission Rate of
  Master Fund Series..........          N/A               N/A             N/A
------------------------------     ------------------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series for the period ended November 30, 1994 and subsequent periods.
***  Refer to the respective Master Fund Series.
(a) Had certain waivers and assumptions of expenses not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1994 and 1993 would have been 0.73% and 0.82%, respectively, and the ratio of net investment income to average net assets for their periods ended November 30, 1994 and 1993 would have been 1.38% and 1.23%, respectively.
(b) Portfolio turnover calculated for the period December 1, 1993 to February 15, 1994 (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund Series in a tax-free exchange).
(c) Master Fund Series turnover calculated for the period February 16 to November 30, 1994.
(d) Had certain waivers and assumptions of expenses not been in effect, the ratio of expenses to average net assets, for the period ended November 30, 1996 would have been 0.79%, and the ratio of net investment income to average net assets for the period ended November 30, 1996 would have been 0.45%.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          THE JAPANESE SMALL COMPANY PORTFOLIO
                                      -----------------------------------------------------------------------------
                                       SIX MONTHS       YEAR         YEAR           YEAR        YEAR        YEAR
                                         ENDED          ENDED        ENDED          ENDED       ENDED       ENDED
                                        MAY 31,       NOV. 30,     NOV. 30,       NOV. 30,    NOV. 30,    NOV. 30,
                                          1998          1997         1996           1995        1994        1993
-------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period............................   $     9.45    $     21.03   $   22.78      $   25.06   $   19.96   $   18.92
                                      ------------   -----------   ---------      ---------   ---------   ---------
Income From Investment Operations
  Net Investment Income (Loss)......           --           0.09        0.07           0.06        0.05        0.04
  Net Gain (Losses) on Securities
    (Realized and Unrealized).......        (0.60)        (10.45)      (1.45)         (1.65)       5.76        1.75
                                      ------------   -----------   ---------      ---------   ---------   ---------
  Total From Investment
    Operations......................        (0.60)        (10.36)      (1.38)         (1.59)       5.81        1.79
-------------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.............        (0.11)         (0.06)      (0.01)         (0.06)      (0.04)      (0.05)
  Net Realized Gains................           --          (1.16)      (0.36)         (0.63)      (0.67)      (0.70)
                                      ------------   -----------   ---------      ---------   ---------   ---------
    Total Distributions.............        (0.11)         (1.22)      (0.37)         (0.69)      (0.71)      (0.75)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period......   $     8.74    $      9.45   $   21.03      $   22.78   $   25.06   $   19.96
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Return........................        (6.23)%#      (51.90)%     (6.28)%        (6.54)%     29.59%       9.52%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).......................   $  111,266    $   114,017   $ 294,120      $ 371,113   $ 330,674   $ 209,244
Ratio of Expenses to Average Net
  Assets**..........................         0.75%*         0.73%       0.72%          0.74%       0.76%       0.82%
Ratio of Net Investment Income to
  Average Net Assets................         1.28%*         0.50%       0.24%          0.25%       0.10%       0.06%
Portfolio Turnover Rate.............          N/A            N/A       18.52%*(a)      7.79%      10.51%       9.36%
Average Commission Rate.............          N/A            N/A   $  0.0458(a)         N/A         N/A         N/A
Portfolio Turnover Rate of Master
  Fund Series.......................        12.16%*        13.17%       1.67%*(b)       N/A         N/A         N/A
Average Commission Rate of Master
  Fund Series.......................   $   0.0203    $    0.0282   $0.0427(b)           N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------

                                              THE JAPANESE SMALL COMPANY PORTFOLIO
                                      ----------------------------------------------------
                                        YEAR       YEAR       YEAR       YEAR       YEAR
                                       ENDED      ENDED      ENDED      ENDED      ENDED
                                      NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                        1992       1991       1990       1989       1988
------------------------------------  ----------------------------------------------------

Net Asset Value, Beginning of
  Period............................  $  25.05   $  26.27   $  38.33   $  31.03   $  24.87
                                      --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income (Loss)......      0.04      (0.01)     (0.03)     (0.09)     (0.05)
  Net Gain (Losses) on Securities
    (Realized and Unrealized).......     (5.69)      0.51     (10.74)      9.09      10.42
                                      --------   --------   --------   --------   --------
  Total From Investment
    Operations......................     (5.65)      0.50     (10.77)      9.00      10.37
------------------------------------  ----------------------------------------------------
Less Distributions
  Net Investment Income.............        --         --         --         --         --
  Net Realized Gains................     (0.48)     (1.72)     (1.29)     (1.70)     (4.21)
                                      --------   --------   --------   --------   --------
    Total Distributions.............     (0.48)     (1.72)     (1.29)     (1.70)     (4.21)
------------------------------------  ----------------------------------------------------
Net Asset Value, End of Period......  $  18.92   $  25.05   $  26.27   $  38.33   $  31.03
------------------------------------  ----------------------------------------------------
------------------------------------  ----------------------------------------------------
Total Return........................    (23.01)%     1.68%    (29.12)%    30.63%     47.62%
------------------------------------  ----------------------------------------------------
Net Assets, End of Period
  (thousands).......................  $139,892   $159,475   $149,100   $168,820   $107,863
Ratio of Expenses to Average Net
  Assets**..........................      0.78%      0.78%      0.83%      0.76%      0.76%
Ratio of Net Investment Income to
  Average Net Assets................      0.10%     (0.11)%    (0.22)%    (0.34)%    (0.23)%
Portfolio Turnover Rate.............      5.00%      2.71%     10.26%      5.76%      9.14%
Average Commission Rate.............       N/A        N/A        N/A        N/A        N/A
Portfolio Turnover Rate of Master
  Fund Series.......................       N/A        N/A        N/A        N/A        N/A
Average Commission Rate of Master
  Fund Series.......................       N/A        N/A        N/A        N/A        N/A
------------------------------------  ----------------------------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series for the period ended November 30, 1996 and subsequent periods.
(a) Portfolio turnover and average commission calculated for the period December 1, 1995 to August 9, 1996 (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund Series in a tax-free exchange).
(b)  Items calculated for the period August 9 to November 30, 1996.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                               THE PACIFIC RIM SMALL COMPANY PORTFOLIO
                                          ---------------------------------------------------------------------------------
                                                               YEAR         YEAR         YEAR         YEAR
                                           SIX MONTHS         ENDED        ENDED        ENDED        ENDED       JAN. 5 TO
                                          ENDED MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,      NOV. 30,
                                              1998             1997         1996         1995         1994          1993
---------------------------------------------------------------------------------------------------------------------------

                                           (UNAUDITED)
Net Asset Value, Beginning of Period....    $    9.52        $  16.63     $  14.38     $  15.98     $  16.45     $    10.00
                                          -------------      --------     --------     --------     --------     ----------
Income From Investment Operations
  Net Investment Income.................         0.12            0.32         0.27         0.34         0.23           0.11
  Net Gain (Losses) on Securities
    (Realized and Unrealized)...........        (1.99)          (6.22)        2.40        (1.33)        0.47           6.46
                                          -------------      --------     --------     --------     --------     ----------
    Total From Investment Operations....        (1.87)          (5.90)        2.67        (0.99)        0.70           6.57
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.................        (0.32)          (0.33)       (0.02)       (0.34)       (0.23)         (0.09)
  Net Realized Gains....................        (0.50)          (0.88)       (0.40)       (0.27)       (0.94)         (0.03)
                                          -------------      --------     --------     --------     --------     ----------
    Total Distributions.................        (0.82)          (1.21)       (0.42)       (0.61)       (1.17)         (0.12)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........    $    6.83        $   9.52     $  16.63     $  14.38     $  15.98     $    16.45
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return............................       (20.73)%#       (38.07)%      19.06%       (6.27)%       4.26%         65.71%#
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...    $  89,077        $111,320     $215,542     $193,137     $212,953     $  164,623
Ratio of Expenses to Average Net
  Assets**..............................         0.89%*          0.84%        0.84%        0.83%        0.95%          1.16%*
Ratio of Net Investment Income to
  Average Net Assets....................         2.51%*          1.95%        1.70%        2.22%        1.47%          1.27%*
Portfolio Turnover Rate.................          N/A             N/A         7.05%*(a)     5.95%      26.05%          2.77%*
Average Commission Rate.................          N/A             N/A     $ 0.0094(a)       N/A          N/A            N/A
Portfolio Turnover Rate of Master Fund
  Series................................        42.44%*         24.00%        8.04%(b)      N/A          N/A            N/A
Average Commission Rate of Master Fund
  Series................................    $  0.0010        $ 0.0042     $ 0.0102(b)       N/A          N/A            N/A
---------------------------------------------------------------------------------------------------------------------------

  *  Annualized

  #  Non-annualized

 ** Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series for the period ended November 30, 1996 and subsequent periods.

(a) Portfolio turnover and average commission calculated for the period December 1, 1995 to August 9, 1996, (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund Series in a tax-free exchange).

(b)  Items calculated for the period August 9 to November 30, 1996.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                   --------------------------------------------------------------------------------------
                                   SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                    ENDED MAY         ENDED          ENDED          ENDED          ENDED          ENDED
                                       31,          NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                      1998            1997           1996           1995           1994           1993
-------------------------------------------------------------------------------------------------------------------------
                                   (UNAUDITED)
Net Asset Value, Beginning of
  Period......................      $  28.69        $   28.47      $   24.09      $   23.20      $   21.22      $   16.38
                                   -----------      ---------      ---------      ---------      ---------      ---------
Income From Investment
  Operations
  Net Investment Income.......          0.43             0.81           0.72           0.84           0.48           0.45
  Net Gain (Losses) on
    Securities
    (Realized and
    Unrealized)...............          3.65             1.46           5.31           1.12           2.03           5.34
                                   -----------      ---------      ---------      ---------      ---------      ---------
    Total From Investment
      Operations..............          4.08             2.27           6.03           1.96           2.51           5.79
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.......         (0.84)           (0.73)         (0.06)         (0.76)         (0.53)         (0.95)
  Net Realized Gains..........         (2.82)           (1.32)         (1.59)         (0.31)            --             --
                                   -----------      ---------      ---------      ---------      ---------      ---------
    Total Distributions.......         (3.66)           (2.05)         (1.65)         (1.07)         (0.53)         (0.95)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................      $  29.11        $   28.69      $   28.47      $   24.09      $   23.20      $   21.22
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total Return..................         16.33%#           8.45%         26.76%          8.39%         11.85%         36.42%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................      $116,333        $ 130,891      $ 166,789      $ 167,730      $ 214,113      $ 181,789
Ratio of Expenses to Average
  Net Assets**................          0.71%*           0.70%          0.73%          0.72%          0.74%          0.78%
Ratio of Net Investment Income
  to Average Net Assets.......          2.76%*           2.40%          2.49%          2.51%          1.95%          2.22%
Portfolio Turnover Rate.......           N/A              N/A           3.72%*(a)      7.82%         10.75%          8.21%
Average Commission Rate.......           N/A              N/A      $  0.0103(a)         N/A            N/A            N/A
Portfolio Turnover Rate of
  Master Fund Series..........          5.26%*           4.26%          4.55%*(b)       N/A            N/A            N/A
Average Commission Rate of
  Master Fund Series..........      $ 0.0077        $  0.0073      $  0.0050(b)         N/A            N/A            N/A
-------------------------------------------------------------------------------------------------------------------------

                                                THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                   ---------------------------------------------------------------------
                                     YEAR           YEAR           YEAR           YEAR           YEAR
                                     ENDED          ENDED          ENDED          ENDED          ENDED
                                   NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                     1992           1991           1990           1989           1988
------------------------------

                                   ---------------------------------------------------------------------
Net Asset Value, Beginning of
  Period......................     $   21.37      $   20.41      $   22.55      $   28.29      $   23.41
                                   ---------      ---------      ---------      ---------      ---------
Income From Investment
  Operations
  Net Investment Income.......          0.64           0.69           0.92           0.52           0.61
  Net Gain (Losses) on
    Securities
    (Realized and
    Unrealized)...............         (4.98)          1.71          (1.34)         (4.75)          5.18
                                   ---------      ---------      ---------      ---------      ---------
    Total From Investment
      Operations..............         (4.34)          2.40          (0.42)         (4.23)          5.79
------------------------------     ---------------------------------------------------------------------
Less Distributions
  Net Investment Income.......         (0.65)         (0.90)         (0.75)         (0.54)         (0.28)
  Net Realized Gains..........            --          (0.54)         (0.97)         (0.97)         (0.63)
                                   ---------      ---------      ---------      ---------      ---------
    Total Distributions.......         (0.65)         (1.44)         (1.72)         (1.51)         (0.91)
------------------------------     ---------------------------------------------------------------------
Net Asset Value, End of
  Period......................     $   16.38      $   21.37      $   20.41      $   22.55      $   28.29
------------------------------     ---------------------------------------------------------------------
------------------------------     ---------------------------------------------------------------------
Total Return..................        (20.93)%        12.55%         (2.22)%       (15.40)%        23.66%
------------------------------     ---------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................     $ 121,086      $ 146,873      $ 127,137      $ 119,385      $ 121,337
Ratio of Expenses to Average
  Net Assets**................          0.76%          0.84%          0.83%          0.70%          0.71%
Ratio of Net Investment Income
  to Average Net Assets.......          3.19%          3.44%          4.34%          2.24%          2.58%
Portfolio Turnover Rate.......          4.41%          4.50%         10.86%         11.38%         12.55%
Average Commission Rate.......           N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of
  Master Fund Series..........           N/A            N/A            N/A            N/A            N/A
Average Commission Rate of
  Master Fund Series..........           N/A            N/A            N/A            N/A            N/A
------------------------------     ---------------------------------------------------------------------

  *  Annualized

  #  Non-annualized

 ** Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series for the period ended November 30, 1996 and subsequent periods.

(a) Portfolio turnover and average commission calculated for the period December 1, 1995 to August 9, 1996, (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund Series in a tax-free exchange).

(b)  Items calculated for the period August 9 to November 30, 1996.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 THE CONTINENTAL SMALL COMPANY PORTFOLIO
                                      -------------------------------------------------------------
                                       SIX MONTHS       YEAR         YEAR        YEAR        YEAR
                                         ENDED          ENDED        ENDED       ENDED      ENDED
                                        MAY 31,       NOV. 30,     NOV. 30,    NOV. 30,    NOV. 30,
                                          1998          1997         1996        1995        1994
---------------------------------------------------------------------------------------------------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period............................   $    15.94    $     15.26   $   14.13   $   14.63   $  12.62
                                      ------------   -----------   ---------   ---------   --------
Income From Investment Operations
  Net Investment Income.............         0.13           0.29        0.30        0.29       0.18
  Net Gain (Losses) on Securities
    (Realized and Unrealized).......         4.89           1.55        1.58       (0.48)      2.10
                                      ------------   -----------   ---------   ---------   --------
    Total From Investment
      Operations....................         5.02           1.84        1.88       (0.19)      2.28
---------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.............        (0.25)         (0.29)      (0.02)      (0.29)     (0.19)
  Net Realized Gains................        (1.10)         (0.87)      (0.73)      (0.02)     (0.07)
  Tax Return of Capital.............           --             --          --          --      (0.01)
                                      ------------   -----------   ---------   ---------   --------
    Total Distributions.............        (1.35)         (1.16)      (0.75)      (0.31)     (0.27)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period......   $    19.61    $     15.94   $   15.26   $   14.13   $  14.63
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Total Return........................        34.43%#        13.02%      13.96%      (1.33)%    18.19%
---------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).......................   $  252,091    $   232,744   $ 299,325   $ 314,116   $340,992
Ratio of Expenses to Average Net
  Assets**..........................         0.72%*         0.72%       0.73%       0.74%      0.77%
Ratio of Net Investment Income to
  Average Net Assets................         1.32%*         1.41%       1.81%       1.69%      1.21%
Portfolio Turnover Rate.............          N/A            N/A        3.67%*(a)      9.79%    10.22%
Average Commission Rate.............          N/A            N/A   $  0.1030(a)       N/A       N/A
Portfolio Turnover Rate of Master
  Fund Series.......................         0.28%*         3.46%       6.69%*(b)       N/A      N/A
Average Commission Rate of Master
  Fund Series.......................   $   0.0382    $    0.0586   $  0.0392(b)       N/A       N/A
---------------------------------------------------------------------------------------------------


                                                  THE CONTINENTAL SMALL COMPANY PORTFOLIO

                                      ---------------------------------------------------------------
                                        YEAR       YEAR       YEAR       YEAR       YEAR     APRIL 15
                                       ENDED      ENDED      ENDED      ENDED      ENDED        TO
                                      NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                        1993       1992       1991       1990       1989       1988
------------------------------------  ---------------------------------------------------------------

Net Asset Value, Beginning of
  Period............................  $  11.39   $  14.18   $  16.24   $  16.15   $  12.02   $ 10.00
                                      --------   --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income.............      0.23       0.28       0.27       0.25       0.12      0.17
  Net Gain (Losses) on Securities
    (Realized and Unrealized).......      1.46      (2.11)     (1.66)      0.31       4.10      1.85
                                      --------   --------   --------   --------   --------   --------
    Total From Investment
      Operations....................      1.69      (1.83)     (1.39)      0.56       4.22      2.02
------------------------------------  ---------------------------------------------------------------
Less Distributions
  Net Investment Income.............     (0.44)     (0.26)     (0.29)     (0.20)     (0.09)       --
  Net Realized Gains................     (0.02)     (0.70)     (0.38)     (0.27)        --        --
  Tax Return of Capital.............        --         --         --         --         --        --
                                      --------   --------   --------   --------   --------   --------
    Total Distributions.............     (0.46)     (0.96)     (0.67)     (0.47)     (0.09)       --
------------------------------------  ---------------------------------------------------------------
Net Asset Value, End of Period......  $  12.62   $  11.39   $  14.18   $  16.24   $  16.15   $ 12.02
------------------------------------  ---------------------------------------------------------------
------------------------------------  ---------------------------------------------------------------
Total Return........................     15.27%    (13.85)%    (9.11)%     3.50%     35.62%    20.01%#
------------------------------------  ---------------------------------------------------------------
Net Assets, End of Period
  (thousands).......................  $266,175   $196,845   $214,054   $245,465   $199,065   $78,689
Ratio of Expenses to Average Net
  Assets**..........................      0.83%      0.90%      0.86%      0.89%      0.82%     1.05%*
Ratio of Net Investment Income to
  Average Net Assets................      1.61%      2.11%      1.68%      1.63%      1.41%     3.27%*
Portfolio Turnover Rate.............      8.99%      6.35%      7.69%      6.24%      5.70%     0.26%*
Average Commission Rate.............       N/A        N/A        N/A        N/A        N/A       N/A
Portfolio Turnover Rate of Master
  Fund Series.......................       N/A        N/A        N/A        N/A        N/A       N/A
Average Commission Rate of Master
  Fund Series.......................       N/A        N/A        N/A        N/A        N/A       N/A
------------------------------------  ---------------------------------------------------------------

  *  Annualized

  #  Non-annualized

 ** Represents the combined ratio for the portfolio and its respective pro-rata share of its Master Fund Series for the period ended November 30, 1996 and subsequent periods.

(a) Portfolio turnover and average commission calculated for the period December 1, 1995 to August 9, 1996 (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund Series in a tax-free exchange).

(b)  Items calculated for the period August 9 to November 30, 1996.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        THE DFA INTERNATIONAL
                                                      SMALL CAP VALUE PORTFOLIO
                                          -------------------------------------------------
                                          SIX MONTHS      YEAR         YEAR       DEC. 30,
                                            ENDED        ENDED        ENDED       1994 TO
                                           MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,
                                             1998         1997         1996         1995
-------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....  $   7.95     $    10.45   $     9.68   $    10.00
                                          ----------   ----------   ----------   ----------
Income From Investment Operations
  Net Investment Income.................      0.08           0.12         0.11         0.05
  Net Gain (Losses) on Securities
    (Realized and Unrealized)...........      0.70          (2.19)        0.66        (0.32)
                                          ----------   ----------   ----------   ----------
    Total From Investment Operations....      0.78          (2.07)        0.77        (0.27)
-------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.................     (0.12)         (0.13)          --        (0.04)
  Net Realized Gains....................     (0.28)         (0.30)          --        (0.01)
                                          ----------   ----------   ----------   ----------
    Total Distributions.................     (0.40)         (0.43)          --        (0.05)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $   8.33     $     7.95   $    10.45   $     9.68
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Total Return............................     10.66%#       (20.60)%       8.01%       (2.73)%#
-------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $535,559     $  431,257   $  375,488   $  147,125
Ratio of Expenses to Average Net
  Assets**..............................      0.85%*         0.90%        0.99%        1.23%*
Ratio of Net Investment Income to
  Average Net Assets....................      1.89%*         1.47%        1.38%        1.43%*
Portfolio Turnover Rate.................      7.94%*        13.63%       14.52%        1.62%*
Average Commission Rate.................  $ 0.0032     $   0.0056   $   0.0092          N/A
Portfolio Turnover Rate of Master Fund
  Series................................       N/A            N/A          N/A          N/A
Average Commission Rate of Master Fund
  Series................................       N/A            N/A          N/A          N/A
-------------------------------------------------------------------------------------------

                                                                                                              THE
                                                                                                            EMERGING
                                                                                                            MARKETS
                                                                                                           SMALL CAP
                                                          THE EMERGING MARKETS PORTFOLIO                   PORTFOLIO
                                          --------------------------------------------------------------   ----------
                                          SIX MONTHS      YEAR         YEAR         YEAR       APRIL 25     MARCH 5,
                                            ENDED        ENDED        ENDED        ENDED          TO           TO
                                           MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     MAY 31,
                                             1998         1997         1996         1995         1994         1998
----------------------------------------  ---------------------------------------------------------------------------
                                          (UNAUDITED)                                                      (UNAUDITED)
Net Asset Value, Beginning of Period....  $   9.61     $    11.71   $    10.35   $  11.30     $  10.00     $  10.00
                                          ----------   ----------   ----------   ----------   ----------   ----------
Income From Investment Operations
  Net Investment Income.................      0.11           0.12         0.09       0.06        (0.02)       (0.01)
  Net Gain (Losses) on Securities
    (Realized and Unrealized)...........     (0.47)         (2.13)        1.27      (0.96)        1.32         0.07
                                          ----------   ----------   ----------   ----------   ----------   ----------
    Total From Investment Operations....     (0.36)         (2.01)        1.36      (0.90)        1.30         0.06
----------------------------------------  ---------------------------------------------------------------------------
Less Distributions
  Net Investment Income.................     (0.26)         (0.09)          --      (0.05)          --           --
  Net Realized Gains....................        --             --           --         --           --           --
                                          ----------   ----------   ----------   ----------   ----------   ----------
    Total Distributions.................     (0.26)         (0.09)          --      (0.05)          --           --
----------------------------------------  ---------------------------------------------------------------------------
Net Asset Value, End of Period..........  $   8.99     $     9.61   $    11.71   $  10.35     $  11.30     $  10.06
----------------------------------------  ---------------------------------------------------------------------------
----------------------------------------  ---------------------------------------------------------------------------
Total Return............................     (3.68)%#      (17.27)%      13.18%     (7.96)%      13.00%#       0.60%#
----------------------------------------  ---------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $225,233     $  212,048   $  162,025   $ 49,337     $ 15,731     $  1,764
Ratio of Expenses to Average Net
  Assets**..............................      0.99%*         0.99%        1.15%      1.58%        2.43%*      11.31%*(a)
Ratio of Net Investment Income to
  Average Net Assets....................      1.81%*         1.19%        1.14%      0.98%       (0.44)%*     (0.85)%*(a)
Portfolio Turnover Rate.................       N/A            N/A          N/A        N/A          N/A          N/A
Average Commission Rate.................       N/A            N/A          N/A        N/A          N/A          N/A
Portfolio Turnover Rate of Master Fund
  Series................................     14.13%*         0.54%        0.37%      8.17%        1.28%*      12.51%*
Average Commission Rate of Master Fund
  Series................................  $ 0.0013     $   0.0010   $   0.0010        N/A          N/A     $ 0.0010
----------------------------------------  ---------------------------------------------------------------------------

  *  Annualized

  #  Non-annualized

 ** Represents the combined ratios for The Emerging Markets Portfolio and The Emerging Markets Small Cap Portfolio and their respective pro-rata share of their Master Fund Series for the period ended November 30, 1996 and subsequent periods.

(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        THE DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                      ----------------------------------------------------------------------------
                                       SIX MONTHS        YEAR          YEAR         YEAR        YEAR        YEAR
                                         ENDED          ENDED          ENDED        ENDED       ENDED      ENDED
                                        MAY 31,        NOV. 30,      NOV. 30,     NOV. 30,    NOV. 30,    NOV. 30,
                                          1998           1997          1996         1995        1994        1993
------------------------------------------------------------------------------------------------------------------

                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period............................   $    10.23     $     10.24   $     10.21   $   10.05   $   10.28   $  10.35
                                      ------------   ------------   -----------   ---------   ---------   --------
Income From Investment Operations
  Net Investment Income.............         0.28            0.59          0.56        0.60        0.46       0.35
  Net Gain (Losses) on Securities
    (Realized and Unrealized).......         0.01           (0.01)         0.03        0.17       (0.21)      0.11
                                      ------------   ------------   -----------   ---------   ---------   --------
    Total From Investment
      Operations....................         0.29            0.58          0.59        0.77        0.25       0.46
------------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.............        (0.28)          (0.59)        (0.56)      (0.60)      (0.46)     (0.38)
  Net Realized Gains................        (0.01)             --            --       (0.01)      (0.02)     (0.15)
                                      ------------   ------------   -----------   ---------   ---------   --------
    Total Distributions.............        (0.29)          (0.59)        (0.56)      (0.61)      (0.48)     (0.53)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period......   $    10.23     $     10.23   $     10.24   $   10.21   $   10.05   $  10.28
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total Return........................         2.98%#          5.84%         5.94%       7.80%       2.48%      4.62%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).......................   $  771,056     $   752,237   $   854,521   $ 704,950   $ 592,226   $608,400
Ratio of Expenses to Average Net
  Assets**..........................         0.21%*          0.22%         0.21%       0.20%       0.21%      0.21%
Ratio of Net Investment Income to
  Average Net Assets................         5.56%*          5.79%         5.39%       5.86%       4.47%      3.38%
Portfolio Turnover Rate.............          N/A             N/A           N/A         N/A         N/A      61.95%*(a)
Portfolio Turnover Rate of Master
  Fund Series.......................        12.37%*         82.84%        95.84%      81.31%     140.82%    111.67%*(b)
Average Commission Rate of Master
  Fund Series.......................          N/A             N/A           N/A         N/A         N/A        N/A
------------------------------------------------------------------------------------------------------------------


                                            THE DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                      ----------------------------------------------------
                                        YEAR       YEAR       YEAR       YEAR       YEAR
                                       ENDED      ENDED      ENDED      ENDED      ENDED
                                      NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                        1992       1991       1990       1989       1988
------------------------------------  ----------------------------------------------------

Net Asset Value, Beginning of
  Period............................  $  10.33   $  10.19   $  10.16   $  10.12   $  10.12
                                      --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income.............      0.43       0.68       0.83       0.82       0.78
  Net Gain (Losses) on Securities
    (Realized and Unrealized).......      0.06       0.16       0.04       0.03      (0.04)
                                      --------   --------   --------   --------   --------
    Total From Investment
      Operations....................      0.49       0.84       0.87       0.85       0.74
------------------------------------  ----------------------------------------------------
Less Distributions
  Net Investment Income.............     (0.44)     (0.70)     (0.84)     (0.81)     (0.74)
  Net Realized Gains................     (0.03)        --         --         --         --
                                      --------   --------   --------   --------   --------
    Total Distributions.............     (0.47)     (0.70)     (0.84)     (0.81)     (0.74)
------------------------------------  ----------------------------------------------------
Net Asset Value, End of Period......  $  10.35   $  10.33   $  10.19   $  10.16   $  10.12
------------------------------------  ----------------------------------------------------
------------------------------------  ----------------------------------------------------
Total Return........................      5.64%      8.61%      8.88%      9.53%      7.61%
------------------------------------  ----------------------------------------------------
Net Assets, End of Period
  (thousands).......................  $561,879   $469,276   $412,907   $360,146   $341,551
Ratio of Expenses to Average Net
  Assets**..........................      0.21%      0.21%      0.21%      0.22%      0.22%
Ratio of Net Investment Income to
  Average Net Assets................      4.81%      6.75%      8.27%      8.77%      7.70%
Portfolio Turnover Rate.............    125.56%     82.26%     96.30%      0.00%     80.74%
Portfolio Turnover Rate of Master
  Fund Series.......................       N/A        N/A        N/A        N/A        N/A
Average Commission Rate of Master
  Fund Series.......................       N/A        N/A        N/A        N/A        N/A
------------------------------------  ----------------------------------------------------

     Restated to reflect a 900% stock dividend as of January 2, 1996.
  *  Annualized
  #  Non-annualized
 ** Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series for the period ended November 30, 1993 and subsequent periods.
(a) Portfolio turnover calculated for period December 1, 1992 to February 7, 1993 (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund Series in a tax-free exchange).

(b) Master Fund Series turnover calculated for the period February 8 to November 30, 1993.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   THE DFA TWO-YEAR GLOBAL FIXED
                                                                          INCOME PORTFOLIO
                                                                 ----------------------------------
                                                                   SIX
                                                                  MONTHS        YEAR        FEB. 9
                                                                  ENDED        ENDED          TO
                                                                 MAY 31,      NOV. 30,     NOV. 30,
                                                                   1998         1997         1996
---------------------------------------------------------------------------------------------------
                                                                 (UNAUDITED)
Net Asset Value, Beginning of Period........................     $ 10.40      $  10.37     $  10.00
                                                                 --------     --------     --------
Income From Investment Operations
  Net Investment Income.....................................        0.40          0.69         0.24
  Net Gain (Losses) on Securities (Realized and
    Unrealized).............................................       (0.08 )       (0.12)        0.35
                                                                 --------     --------     --------
    Total From Investment Operations........................        0.32          0.57         0.59
---------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.....................................       (0.58 )       (0.53)       (0.22)
  Net Realized Gains........................................       (0.02 )       (0.01)          --
                                                                 --------     --------     --------
    Total Distributions.....................................       (0.60 )       (0.54)       (0.22)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................     $ 10.12      $  10.40     $  10.37
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Total Return................................................        3.18%#        5.66%        6.01%#
---------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................     $427,320     $418,905     $319,343
Ratio of Expenses to Average Net Assets**...................        0.30%*        0.34%        0.33%*
Ratio of Net Investment Income to Average Net Assets........        7.76%*        6.70%        3.10%*
Portfolio Turnover Rate.....................................         N/A           N/A          N/A
Portfolio Turnover Rate of Master Fund Series...............       80.22%*      119.27%       87.07%*
---------------------------------------------------------------------------------------------------

  *  Annualized

  #  Non-annualized

 ** Represents the combined ratio for the portfolio and its pro-rata share of its Master Funds Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                THE DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                                -----------------------------------------------------------------------
                                SIX MONTHS     YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                                  ENDED       ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                                 MAY 31,     NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                   1998        1997      1996      1995      1994      1993      1992
-------------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................   $  10.36    $  10.42  $  10.05  $   9.75  $  10.55  $  10.88  $ 11.25
                                ----------   --------  --------  --------  --------  --------  --------
Income From Investment
  Operations
  Net Investment Income.......       0.27        0.59      0.65      0.59      0.48      0.47     0.57
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized)...............       0.03       (0.06)     0.09      0.30     (0.80)     0.49     0.31
                                ----------   --------  --------  --------  --------  --------  --------
    Total From Investment
      Operations..............       0.30        0.53      0.74      0.89     (0.32)     0.96     0.88
-------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.......      (0.35)      (0.59)    (0.37)    (0.59)    (0.48)    (0.73)   (0.76)
  Net Realized Gains..........         --          --        --        --        --     (0.56)   (0.49)
                                ----------   --------  --------  --------  --------  --------  --------
    Total Distributions.......      (0.35)      (0.59)    (0.37)    (0.59)    (0.48)    (1.29)   (1.25)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................   $  10.31    $  10.36  $  10.42  $  10.05  $   9.75  $  10.55  $ 10.88
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Total Return..................       2.94%#      5.39%     7.51%     9.35%    (3.13)%     9.46%    8.59%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................   $210,817    $204,377  $174,386  $300,921  $235,554  $164,504  $83,543
Ratio of Expenses to Average
  Net Assets..................       0.29%*      0.29%     0.30%     0.28%     0.31%     0.31%    0.31%
Ratio of Net Investment Income
  to Average Net Assets.......       5.27%*      5.95%     5.63%     6.14%     5.08%     4.75%    5.82%
Portfolio Turnover Rate.......      10.30%*     27.78%   211.97%   398.09%    52.39%   152.10%  218.60%
-------------------------------------------------------------------------------------------------------

                                 THE DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                                -----------------------------------------
                                  YEAR       YEAR       YEAR       YEAR
                                 ENDED      ENDED      ENDED      ENDED
                                NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                  1991       1990       1989       1988
------------------------------

                                -----------------------------------------
Net Asset Value, Beginning of
  Period......................  $ 10.64    $ 10.46    $ 10.42    $ 10.33
                                --------   --------   --------   --------
Income From Investment
  Operations
  Net Investment Income.......     0.81       0.76       0.85       0.62
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized)...............     0.54       0.20       0.05       0.09
                                --------   --------   --------   --------
    Total From Investment
      Operations..............     1.35       0.96       0.90       0.71
------------------------------  -----------------------------------------
Less Distributions
  Net Investment Income.......    (0.74)     (0.78)     (0.86)     (0.58)
  Net Realized Gains..........       --         --         --      (0.04)
                                --------   --------   --------   --------
    Total Distributions.......    (0.74)     (0.78)     (0.86)     (0.62)
------------------------------  -----------------------------------------
Net Asset Value, End of
  Period......................  $ 11.25    $ 10.64    $ 10.46    $ 10.42
------------------------------  -----------------------------------------
------------------------------  -----------------------------------------
Total Return..................    13.44%      9.72%      9.33%      7.13%
------------------------------  -----------------------------------------
Net Assets, End of Period
  (thousands).................  $56,971    $52,260    $53,039    $ 4,863
Ratio of Expenses to Average
  Net Assets..................     0.30%      0.30%      0.30%      0.28%
Ratio of Net Investment Income
  to Average Net Assets.......     7.16%      7.91%      8.49%      7.97%
Portfolio Turnover Rate.......   223.18%    165.50%    312.59%    253.31%
------------------------------  -----------------------------------------

 Restated to reflect a 900% stock dividend as of January 2, 1996.

  *  Annualized

  #  Non-annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           THE DFA GLOBAL FIXED INCOME PORTFOLIO
                           -----------------------------------------------------------------------------------------------------
                           SIX MONTHS      YEAR       YEAR       YEAR       YEAR       YEAR       YEAR        YEAR       NOV. 6
                             ENDED        ENDED      ENDED      ENDED      ENDED      ENDED      ENDED       ENDED         TO
                            MAY 31,      NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,    NOV. 30,    NOV. 30,
                              1998         1997       1996       1995       1994       1993       1992        1991        1990
--------------------------------------------------------------------------------------------------------------------------------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....  $  10.88      $  11.04   $  10.51   $   9.81   $  10.56   $  10.36   $ 10.47     $ 10.02     $10.00
                           ----------    --------   --------   --------   --------   --------   --------    --------    --------
Income From Investment
  Operations
  Net Investment
    Income...............      0.23          0.48       0.50       0.39       0.35       0.40      0.54        0.66       0.04
  Net Gain (Losses) on
    Securities (Realized
    and Unrealized)......      0.19          0.33       0.61       1.08      (0.65)      0.73      0.26        0.26      (0.02)
                           ----------    --------   --------   --------   --------   --------   --------    --------    --------
    Total From Investment
      Operations.........      0.42          0.81       1.11       1.47      (0.30)      1.13      0.80        0.92       0.02
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment
    Income...............     (0.85)        (0.88)     (0.58)     (0.77)     (0.44)     (0.45)    (0.64)      (0.47)        --
  Net Realized Gains.....     (0.06)        (0.09)        --         --      (0.01)     (0.48)    (0.27)         --         --
                           ----------    --------   --------   --------   --------   --------   --------    --------    --------
    Total
      Distributions......     (0.91)        (0.97)     (0.58)     (0.77)     (0.45)     (0.93)    (0.91)      (0.47)        --
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period.................  $  10.39      $  10.88   $  11.04   $  10.51   $   9.81   $  10.56   $ 10.36     $ 10.47     $10.02
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Total Return.............      4.20%#        7.87%     11.13%     15.23%     (2.91)%    11.42%     8.00%      11.00%      0.22%#
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)............  $297,699      $250,078   $165,772   $208,166   $135,529   $101,528   $54,607     $31,647     $8,474
Ratio of Expenses to
  Average Net Assets.....      0.41%*        0.42%      0.46%      0.46%      0.49%      0.52%     0.58%       0.67%      0.51%*
Ratio of Net Investment
  Income to Average Net
  Assets.................      3.94%*        4.50%      4.88%      5.80%      5.75%      5.09%     5.52%       6.74%      6.92%*
Portfolio Turnover
  Rate...................     44.91%*       95.12%     97.78%    130.41%    113.55%    139.57%   210.39%     194.25%      0.00%*
--------------------------------------------------------------------------------------------------------------------------------

Restated to reflect a 900% stock dividend as of January 2, 1996.

  *  Annualized

  #  Non-annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   THE DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                           ------------------------------------------------------------------------------------------------------
                                            YEAR        YEAR        YEAR       YEAR       YEAR       YEAR       YEAR
                            SIX MONTHS      ENDED       ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     OCT. 22
                            ENDED MAY     NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   TO NOV.
                             31, 1998       1997        1996        1995       1994       1993       1992       1991     30, 1990
---------------------------------------------------------------------------------------------------------------------------------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....  $     11.28    $   11.22   $   11.24   $ 10.22    $ 11.59    $ 11.20    $ 11.02    $ 10.27    $ 10.00
                           ------------   ---------   ---------   --------   --------   --------   --------   --------   --------
Income From Investment
  Operations
  Net Investment
    Income...............         0.32         0.66        0.65      0.70       0.69       0.55       0.76       0.84       0.09
  Net Gain (Losses) on
    Securities (Realized
    and Unrealized)......         0.15         0.06       (0.13)     1.11      (1.22)      0.66       0.26       0.63       0.18
                           ------------   ---------   ---------   --------   --------   --------   --------   --------   --------
    Total From Investment
      Operations.........         0.47         0.72        0.52      1.81      (0.53)      1.21       1.02       1.47       0.27
-------------------------------------------------------------------------------------   -----------------------------------------
Less Distributions
  Net Investment
    Income...............        (0.33)       (0.66)      (0.50)    (0.70)     (0.68)     (0.73)     (0.78)     (0.72)        --
  Net Realized Gains.....        (0.05)          --       (0.04)    (0.09)     (0.16)     (0.09)     (0.06)        --         --
                           ------------   ---------   ---------   --------   --------   --------   --------   --------   --------
    Total
      Distributions......        (0.38)       (0.66)      (0.54)    (0.79)     (0.84)     (0.82)     (0.84)     (0.72)        --
-------------------------------------------------------------------------------------   -----------------------------------------
Net Asset Value, End of
  Period                   $     11.37    $   11.28   $   11.22   $ 11.24    $ 10.22    $ 11.59    $ 11.20    $ 11.02    $ 10.27
-------------------------------------------------------------------------------------   -----------------------------------------
-------------------------------------------------------------------------------------   -----------------------------------------
Total Return.............         4.27%#       6.75%       4.98%    18.04%     (4.72)%    12.84%      9.70%     14.94%      2.63%#
-------------------------------------------------------------------------------------   -----------------------------------------
Net Assets, End of Period
  (thousands)............  $   157,383    $ 136,555   $ 107,944   $78,087    $60,827    $53,051    $40,160    $29,393    $25,567
Ratio of Expenses to
  Average Net Assets.....         0.24%*       0.25%       0.26%     0.27%      0.29%      0.32%      0.29%      0.28%      0.23%*
Ratio of Net Investment
  Income to Average Net
  Assets.................         5.97%*       6.20%       6.22%     6.44%      6.45%      6.41%      7.05%      7.86%      8.73%*
Portfolio Turnover
  Rate...................        20.60%*      24.06%      30.84%    40.79%     27.15%     16.91%     17.91%     19.72%      0.00%*
-------------------------------------------------------------------------------------   -----------------------------------------

Restated to reflect a 900% stock dividend as of January 2, 1996.

  *  Annualized

  #  Non-annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. Twenty-two of the Fund's thirty portfolios (the "Portfolios") are included in this report. Of the remaining eight portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report, one is reported in a separate report and the remaining portfolio has not yet commenced operations.

    Effective August 1, 1997, The U.S. Small Cap Value Portfolio changed its name to The U.S. 6-10 Value Portfolio.

    On December 1, 1997, The U.S. 9-10 Small Company Portfolio transferred its investable assets for shares with an equal value of The U.S. 9-10 Small Company Series of The DFA Investment Trust Company. This portfolio invests solely in this series.

    The following Portfolios (the "Feeder Funds") invest in a corresponding series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                                   PERCENTAGE
                                                                                                                    OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                                CORRESPONDING SERIES (MASTER FUNDS)                       AT 5/31/98
-------------------------------------------------------  -------------------------------------------------------  -------------
The U.S. Large Company Portfolio                         The U.S. Large Company Series                                    38%

The Enhanced U.S. Large Company Portfolio                The Enhanced U.S. Large Company Series                          100%

The U.S. Large Cap Value Portfolio                       The U.S. Large Cap Value Series                                  60%

The U.S. 6-10 Value Portfolio                            The U.S. 6-10 Value Series                                       95%

The U.S. 6-10 Small Company Portfolio                    The U.S. 6-10 Small Company Series                               77%

The U.S. 9-10 Small Company Portfolio                    The U.S. 9-10 Small Company Series                              100%

The RWB/DFA International High Book to Market Portfolio  The DFA International Value Series                               17%

The International Small Company Portfolio                The Japanese Small Company Series                                24%
                                                         The Pacific Rim Small Company Series                             30%
                                                         The United Kingdom Small Company Series                          20%
                                                         The Continental Small Company Series                             42%

The Japanese Small Company Portfolio                     The Japanese Small Company Series                                62%

The Pacific Rim Small Company Portfolio                  The Pacific Rim Small Company Series                             70%

The United Kingdom Small Company Portfolio               The United Kingdom Small Company Series                          67%

The Continental Small Company Portfolio                  The Continental Small Company Series                             67%

The Emerging Markets Portfolio                           The Emerging Markets Series                                      96%

The Emerging Markets Small Cap Portfolio                 The Emerging Markets Small Cap Series                             9%

The DFA One-Year Fixed Income Portfolio                  The DFA One-Year Fixed Income Series                             91%

The DFA Two-Year Global Fixed Income Portfolio           The DFA Two-Year Global Fixed Income Series                     100%

    Each Feeder Fund, with the exception of The International Small Company Portfolio, invests solely in a corresponding Master Fund. The International Small Company Portfolio also invests in short term temporary cash investments from time to time.

    The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1.  SECURITY VALUATION:   Securities held by The DFA Real Estate Securities
Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by The Large Cap International Portfolio and The DFA International Small Cap Value Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Securities held by The DFA Intermediate Government Fixed Income Portfolio, The DFA Five-Year Government Portfolio and The DFA Global Fixed Income Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for The U.S. Large Company Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio, The Emerging Markets Portfolio and The Emerging Markets Small Cap Portfolio, their investment reflects their proportionate interest in the net assets of the corresponding Master Fund.

    2.  FOREIGN CURRENCY:   Securities, other assets and liabilities of the
International Equity Portfolios and The DFA Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, The DFA Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and The DFA Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3.  FEDERAL INCOME TAXES:   It is each Portfolio's intention to qualify as a
regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4.  OTHER:   Security transactions are accounted for on the date the
securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

    The U.S. Large Company Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio, The Emerging Markets Portfolio and The Emerging Markets Small Cap Portfolio each accrue their respective share of income, net of expenses daily on their investment in their corresponding Master Fund, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

    For the six months ended May 31, 1998, the Portfolios' advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates:

The DFA Real Estate Securities Portfolio........................   .30 of 1%(a)
The Large Cap International Portfolio...........................   .25 of 1%
The DFA International Small Cap Value Portfolio.................   .65 of 1%
The DFA Five-Year Government Portfolio..........................   .20 of 1%
The DFA Global Fixed Income Portfolio...........................   .25 of 1%
The DFA Intermediate Government Fixed Income Portfolio..........   .15 of 1%

(a) Effective December 11, 1996, the sub-advisory agreement between The DFA/AEW Real Estate Securities Portfolio and Aldrich, Eastman & Waltch L.P. terminated. Effective December 20, 1996, the advisory fee for The DFA/ AEW Real Estate Securities Portfolio was reduced from .325% to .30% and the name of the portfolio was changed to The DFA Real Estate Securities Portfolio.

    For the six months ended May 31, 1998, the Feeder Funds computed daily and paid monthly to the Advisor an administrative fee based on the following effective annual rates:

The U.S. Large Company Portfolio................................  .215 of 1%
The Enhanced U.S. Large Company Portfolio.......................   .15 of 1%
The U.S. Large Cap Value Portfolio..............................   .15 of 1%
The U.S. 6-10 Value Portfolio...................................   .30 of 1%
The U.S. 6-10 Small Company Portfolio...........................   .32 of 1%
The U.S. 9-10 Small Company Portfolio...........................   .40 of 1%
The RWB/DFA International High Book to Market Portfolio.........   .01 of 1%
The International Small Company Portfolio.......................   .40 of 1%
The Japanese Small Company Portfolio............................   .40 of 1%
The Pacific Rim Small Company Portfolio.........................   .40 of 1%

The United Kingdom Small Company Portfolio......................   .40 of 1%
The Continental Small Company Portfolio.........................   .40 of 1%
The Emerging Markets Portfolio..................................   .40 of 1%
The Emerging Markets Small Cap Portfolio........................   .45 of 1%
The DFA One-Year Fixed Income Portfolio.........................   .10 of 1%
The DFA Two-Year Global Fixed Income Portfolio..................   .10 of 1%

    Effective August 9, 1996, the Advisor agreed to waive its administrative service fee and/or assume the direct and indirect expenses of The U.S. Large Company Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.15% of the average daily net assets of the Portfolio. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.24% of average daily net assets. At May 31, 1998, approximately $674,000 of previously waived fees are subject to future reimbursement to the Advisor.

    Effective August 9, 1996, the Advisor agreed to waive its administrative service fee and/or assume the direct expenses of The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio and The Continental Small Company Portfolio to the extent necessary to keep the direct annual expenses of each Portfolio to not more than 0.47% of the average daily net assets of the Portfolio.

    The Advisor has agreed to waive its administrative service fee and/or assume the direct expenses of The International Small Company Portfolio to the extent necessary to keep the direct annual expenses of the Portfolio to not more than 0.45% of the average daily net assets of the Portfolio.

    Effective August 1, 1997, the Advisor agreed to waive its administrative service fee and/or assume the direct and indirect expenses of The Enhanced U.S. Large Company Portfolio to the extent necessary to keep the annual combined expenses of the portfolio and its respective Master Fund to not more than 0.45% of the average daily net assets of the portfolio. At May 31, 1998 approximately $6,000 of previously waived fees are subject to future reimbursement to the Advisor.

    Certain officers of the Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1998, the Portfolios made the following purchases and sales of investment securities:

                                                               U.S. GOVERNMENT         OTHER INVESTMENT
                                                                  SECURITIES              SECURITIES
                                                            ----------------------  ----------------------
                                                             PURCHASES     SALES     PURCHASES     SALES
                                                            -----------  ---------  -----------  ---------
                                                               (000)       (000)       (000)       (000)
The DFA Real Estate Securities Portfolio..................          --          --   $  18,728   $     246
The Large Cap International Portfolio.....................          --          --       5,228         313
The DFA International Small Cap Value Portfolio...........          --          --      67,404      18,777
The DFA Five-Year Government Portfolio....................   $   5,009   $ 156,944          --          --
The DFA Global Fixed Income Portfolio.....................          --         998      99,159      56,670
The DFA Intermediate Government Fixed Income Portfolio....      13,227       6,863      19,564       7,506

E. INVESTMENT TRANSACTIONS:

    At May 31, 1998, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies for each Portfolio were as follows:

                                                                 GROSS           GROSS
                                                               UNREALIZED      UNREALIZED
                                                              APPRECIATION    DEPRECIATION      NET
                                                             --------------  --------------  ---------
                                                                 (000)           (000)         (000)
The U.S. Large Company Portfolio...........................    $  174,207      $   (1,865)   $ 172,342
The Enhanced U.S. Large Company Portfolio..................         6,843              --        6,843
The U.S. Large Cap Value Portfolio.........................       335,758              --      335,758
The U.S. 6-10 Value Portfolio..............................       691,296              --      691,296

                                                                 GROSS           GROSS
                                                               UNREALIZED      UNREALIZED
                                                              APPRECIATION    DEPRECIATION      NET
                                                             --------------  --------------  ---------
                                                                 (000)           (000)         (000)
The U.S. 6-10 Small Company Portfolio......................    $  100,419              --    $ 100,419
The U.S. 9-10 Small Company Portfolio......................       477,956              --      477,956
The DFA Real Estate Securities Portfolio...................        13,571      $   (1,885)      11,686
The Large Cap International Portfolio......................        44,311         (10,075)      34,236
The RWB/DFA International High Book to Market Portfolio....        67,677              --       67,677
The International Small Company Portfolio..................        35,087         (71,728)     (36,641)
The Japanese Small Company Portfolio.......................        24,224        (195,075)    (170,851)
The Pacific Rim Small Company Portfolio....................        16,840         (93,667)     (76,827)
The United Kingdom Small Company Portfolio.................        50,565         (12,796)      37,769
The Continental Small Company Portfolio....................       134,602         (34,471)     100,131
The DFA International Small Cap Value Portfolio............        98,472        (192,689)     (94,217)
The Emerging Markets Portfolio.............................        55,619        (120,892)     (65,273)
The Emerging Markets Small Cap Portfolio...................            --            (117)        (117)
The DFA One-Year Fixed Income Portfolio....................         8,424              --        8,424
The DFA Two-Year Global Fixed Income Portfolio.............         2,642              --        2,642
The DFA Five-Year Government Portfolio.....................            47              --           47
The DFA Global Fixed Income Portfolio......................            --          (9,688)      (9,688)
The DFA Intermediate Government Fixed Income Portfolio.....         4,626             (21)       4,605

    At November 30, 1997, the following Portfolios had capital loss carryovers for federal income tax purposes:

                                                                         EXPIRES ON NOVEMBER 30,
                                                                ------------------------------------------
                                                                          (AMOUNTS IN THOUSANDS)
                                                                  2002       2003       2004       2005       TOTAL
                                                                ---------  ---------  ---------  ---------  ---------
The DFA Real Estate Securities Portfolio......................  $     134         --  $     381         --  $     515
The Large Cap International Portfolio.........................         --         --         --  $      74         74
The International Small Company Portfolio.....................         --         --         74        807        881
The Japanese Small Company Portfolio..........................         --         --         --      1,532      1,532
The DFA Five-Year Government Portfolio........................         --  $   8,130        887         --      9,017
The DFA Two-Year Global Fixed Income Portfolio................         --         --         --         83         83

F. COMPONENTS OF NET ASSETS AND SHARES AUTHORIZED:

                                                           AT MAY 31, 1998 NET ASSETS CONSIST OF:
                            -----------------------------------------------------------------------------------------------------
                                                        (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                                                                                  UNREALIZED
                                            UNDISTRIBUTED                   UNDISTRIBUTED        APPRECIATION
                                                NET                          NET REALIZED     (DEPRECIATION) OF      UNREALIZED
                                             INVESTMENT    UNDISTRIBUTED       FOREIGN            INVESTMENT         NET FOREIGN
                               PAID-IN         INCOME       NET REALIZED       EXCHANGE         SECURITIES AND        EXCHANGE
                               CAPITAL         (LOSS)       GAIN (LOSS)      GAIN (LOSS)       FOREIGN CURRENCY      GAIN (LOSS)
                            -------------   ------------   --------------   --------------   --------------------   -------------

The U.S. Large Company
 Portfolio................  $     290,873   $     1,259    $      (1,180)              --          $     172,342              --
The Enhanced U.S. Large
 Company Portfolio........         42,886           (35)           2,131               --                  6,843              --
The U.S. Large Cap Value
 Portfolio................        701,833          (460)          31,574               --                335,758
The U.S. 6-10 Value
 Portfolio................      1,659,416        (3,012)         142,535               --                691,296              --
The U.S. 6-10 Small
 Company Portfolio........        259,857          (586)          19,212               --                100,419              --
The U.S. 9-10 Small
 Company Portfolio........      1,133,949         2,045          (26,724)              --                477,956              --
The DFA Real Estate
 Securities Portfolio.....         96,239         2,257             (863)              --                 11,686              --
The Large Cap
 International
 Portfolio................         69,316           803             (692)   $          (5)                34,236    $        (14)
The RWB/DFA International
 High Book to Market
 Portfolio................        252,804           (14)          (1,688)              --                 67,677              --
The International Small
 Company Portfolio........        324,643         1,985              699             (154)               (36,641)            (84)
The Japanese Small Company
 Portfolio................        291,092           768           (9,570)             (81)              (170,851)            (92)


                                              NUMBER OF
                              TOTAL NET        SHARES
                               ASSETS        AUTHORIZED
                            -------------   -------------
The U.S. Large Company
 Portfolio................  $     463,294     200,000,000
The Enhanced U.S. Large
 Company Portfolio........         51,825     100,000,000
The U.S. Large Cap Value
 Portfolio................      1,068,705     100,000,000
The U.S. 6-10 Value
 Portfolio................      2,490,235     100,000,000
The U.S. 6-10 Small
 Company Portfolio........        378,902     100,000,000
The U.S. 9-10 Small
 Company Portfolio........      1,587,226     300,000,000
The DFA Real Estate
 Securities Portfolio.....        109,319     100,000,000
The Large Cap
 International
 Portfolio................        103,644     150,000,000
The RWB/DFA International
 High Book to Market
 Portfolio................        318,779     100,000,000
The International Small
 Company Portfolio........        290,448     100,000,000
The Japanese Small Company
 Portfolio................        111,266      20,000,000

                                                           AT MAY 31, 1998 NET ASSETS CONSIST OF:
                            -----------------------------------------------------------------------------------------------------
                                                        (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                                                                                  UNREALIZED
                                            UNDISTRIBUTED                   UNDISTRIBUTED        APPRECIATION
                                                NET                          NET REALIZED     (DEPRECIATION) OF      UNREALIZED
                                             INVESTMENT    UNDISTRIBUTED       FOREIGN            INVESTMENT         NET FOREIGN
                               PAID-IN         INCOME       NET REALIZED       EXCHANGE         SECURITIES AND        EXCHANGE
                               CAPITAL         (LOSS)       GAIN (LOSS)      GAIN (LOSS)       FOREIGN CURRENCY      GAIN (LOSS)
                            -------------   ------------   --------------   --------------   --------------------   -------------
The Pacific Rim Small
 Company Portfolio........  $     165,238   $       225    $         622    $        (187)         $     (76,827)   $          6
The United Kingdom Small
 Company Portfolio........         66,073         1,692           10,873              (61)                37,769             (13)
The Continental Small
 Company Portfolio........        135,500         2,378           14,213              (95)               100,131             (36)
The DFA International
 Small Cap Value
 Portfolio................        623,302         3,919            2,825             (143)               (94,217)           (127)
The Emerging Markets
 Portfolio................        292,020           (78)          (1,057)            (377)               (65,273)             (2)
The Emerging Markets Small
 Cap Portfolio............          1,833            (1)              50               (1)                  (117)             --
The DFA One-Year Fixed
 Income Portfolio.........        767,098          (156)          (4,310)              --                  8,424              --
The DFA Two-Year Global
 Fixed Income Portfolio...        425,968           356           (1,646)              --                  2,642              --
The DFA Five-Year
 Government Portfolio.....        215,020         4,506           (8,756)              --                     47              --
The DFA Global Fixed
 Income Portfolio.........        295,686        (2,135)             (45)           9,497                 (9,688)          4,384
The DFA Intermediate
 Government Fixed Income
 Portfolio................        150,202         2,181              395               --                  4,605              --


                                              NUMBER OF
                              TOTAL NET        SHARES
                               ASSETS        AUTHORIZED
                            -------------   -------------
The Pacific Rim Small
 Company Portfolio........  $      89,077      20,000,000
The United Kingdom Small
 Company Portfolio........        116,333      20,000,000
The Continental Small
 Company Portfolio........        252,091      50,000,000
The DFA International
 Small Cap Value
 Portfolio................        535,559     100,000,000
The Emerging Markets
 Portfolio................        225,233     100,000,000
The Emerging Markets Small
 Cap Portfolio............          1,764     100,000,000
The DFA One-Year Fixed
 Income Portfolio.........        771,056     100,000,000
The DFA Two-Year Global
 Fixed Income Portfolio...        427,320     100,000,000
The DFA Five-Year
 Government Portfolio.....        210,817     100,000,000
The DFA Global Fixed
 Income Portfolio.........        297,699     100,000,000
The DFA Intermediate
 Government Fixed Income
 Portfolio................        157,383     100,000,000

G. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest, either directly or through its investment in a corresponding Master Fund, in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1.  REPURCHASE AGREEMENTS:   The Portfolios may purchase money market
instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 29, 1998.

    2.  FORWARD CURRENCY CONTRACTS:   The DFA Global Fixed Income Portfolio may
enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 1998, The DFA Global Fixed Income Portfolio had entered into the following contracts and the related net unrealized foreign exchange loss is reflected in the accompanying financial statements:

                                                                                             UNREALIZED
                                                                                               FOREIGN
EXPIRATION                                                                VALUE AT MAY 31,    EXCHANGE
   DATE      CURRENCY SOLD                              CONTRACT AMOUNT         1998         GAIN (LOSS)
----------  ----------------                            ----------------  ----------------  -------------
 06/11/98      7,330,637,242        Japanese Yen        $     55,235,854  $     52,903,949  $   2,331,905
 06/11/98      1,182,537,583        Japanese Yen               8,727,854         8,534,170        193,684
 06/11/98        365,360,134        Japanese Yen               2,691,630         2,636,741         54,889
 06/22/98         36,717,934     Australian Dollars           22,816,524        22,998,299       (181,775)
 06/26/98        362,961,447       French Francs              61,585,959        60,667,792        918,167
 06/26/98         77,550,800       French Francs              12,962,253        12,962,357           (104)
 06/29/98        123,517,817        German Marks              70,271,408        69,283,436        987,972
 06/30/98         40,590,328      Canadian Dollars            27,882,314        27,897,900        (15,586)
 06/30/98         10,927,611    Netherlands Guilders           5,438,113         5,439,112           (999)
                                                        ----------------  ----------------  -------------
                                                        $    267,611,909  $    263,323,756  $   4,288,153
                                                        ----------------  ----------------  -------------
                                                        ----------------  ----------------  -------------

    Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The DFA Global Fixed Income Portfolio will enter into forward contracts only for hedging purposes.

    3.  FOREIGN MARKETS RISKS:   Investments in foreign markets may involve
certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the six months ended May 31, 1998, borrowings under the line were as follows:

                                                                                                 MAXIMUM
                                                                                                 AMOUNT
                                          WEIGHTED                                              BORROWED
                                          AVERAGE     WEIGHTED        NUMBER OF     INTEREST     DURING
                                          INTEREST  AVERAGE LOAN        DAYS         EXPENSE       THE
                                          RATE         BALANCE       OUTSTANDING    INCURRED     PERIOD
                                          -------   -------------   -------------   ---------   ---------
The United Kingdom Small Company
 Portfolio..............................       6.05% $    665,000              2    $    223    $1,000,000
The Continental Small Company
 Portfolio..............................       6.01%    1,457,143             14       3,406    2,500,000
The Emerging Markets Portfolio..........       5.92%    1,125,000              2         370    1,500,000

    The Continental Small Company Portfolio had an outstanding borrowing of $1,100,000 plus accrued interest under the line of credit at May 31, 1998.

I. REIMBURSEMENT FEES:

    Shares of The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio, The Emerging Markets Portfolio, The Emerging Markets Small Cap Portfolio and The DFA International Small Cap Value Portfolio are sold at a public offering price which is equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid in capital.

    The reimbursement fees for The Japanese Small Company Portfolio and The Emerging Markets Portfolio are .50% of the net asset value of their shares. The reimbursement fees for The Pacific Rim Small Company Portfolio, The Continental Small Company Portfolio and The Emerging Markets Small Cap Portfolio 1.00% of the net asset value of their shares. The reimbursement fee for The DFA International Small Cap Value Portfolio and The International Small Company Portfolio is .675% of the net asset value of its shares.

J. SECURITIES LENDING:

    Loans of domestic security are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 1998 was reinvested into overnight repurchase agreements with Swiss Bank Corp., UBS Securities Inc., Salomon Brothers and Barclays De Zoete Wedd which was in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and value of collateral on overnight repurchase agreements at May 31, 1998, was as follows:

                                                                                                  VALUE OF
                                                                                               COLLATERAL ON
                                                                                 VALUE OF        OVERNIGHT
                                                                  VALUE       COLLATERAL AND     REPURCHASE
                                                              OF SECURITIES   INDEMNIFICATION    AGREEMENTS
                                                              --------------  ---------------  --------------

DOMESTIC EQUITY PORTFOLIO
------------------------------------------------------------
The DFA Real Estate Securities Portfolio....................  $   14,826,569   $  15,375,050   $   15,500,692

INTERNATIONAL EQUITY PORTFOLIOS
------------------------------------------------------------
The Large Cap International Portfolio.......................  $   14,309,139   $  15,002,986   $   15,335,886
The DFA International Small Cap Value Portfolio.............      30,522,785      32,974,581       33,706,359

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                                  SHARES            VALUE+
                                                                --------    --------------
COMMON STOCKS -- (99.6%)
  *3COM Corp................................................      50,500    $    1,283,016
  AMP, Inc..................................................      31,204         1,185,752
  *AMR Corp.................................................      13,000         2,001,187
  AON Corp..................................................      23,900         1,531,094
  #AT & T Corp..............................................     230,739        14,046,237
  Abbott Laboratories.......................................     107,900         8,004,831
  Adobe Systems, Inc........................................       9,700           387,697
  *Advanced Micro Devices, Inc..............................      19,900           388,050
  Aeroquip Vickers, Inc.....................................       4,000           247,000
  Aetna, Inc................................................      20,937         1,637,012
  Ahmanson (H.F.) & Co......................................      15,600         1,189,500
  Air Products & Chemicals, Inc.............................      16,600         1,444,200
  *Airtouch Communications, Inc.............................      80,060         3,812,857
  Alberto-Culver Co. Class B................................       8,000           238,000
  Albertson's Inc...........................................      34,700         1,607,044
  Alcan Aluminum, Ltd.......................................      32,000           912,000
  *Allegheny Teledyne, Inc..................................      27,735           644,839
  Allergan, Inc.............................................       9,300           390,600
  AlliedSignal, Inc.........................................      79,900         3,415,725
  Allstate Corp.............................................      61,100         5,751,038
  Alltel Corp...............................................      26,100         1,029,319
  #Aluminium Co. of America.................................      24,500         1,699,687
  *Alza Corp................................................      12,100           585,337
  Amerada Hess Corp.........................................      13,000           702,812
  Ameren Corp...............................................      19,500           762,937
  #American Electric Power Co., Inc.........................      26,800         1,216,050
  American Express Co.......................................      65,800         6,752,725
  American General Corp.....................................      36,100         2,423,212
  American Greetings Corp. Class A..........................      10,400           494,000
  American Home Products Corp...............................     184,500         8,913,656
  American International Group, Inc.........................      99,693        12,343,240
  American Stores Co........................................      38,900           970,069
  Ameritech Corp............................................     155,700         6,607,519
  *Amgen, Inc...............................................      37,600         2,273,625
  Amoco Corp................................................     138,400         5,786,850
  #Anadarko Petroleum Corp..................................       8,600           567,600
  *#Andrew Corp.............................................      12,593           276,652
  Anheuser-Busch Companies, Inc.............................      69,700         3,201,844
  Apache Corp...............................................      13,600           464,950
  *#Apple Computer, Inc.....................................      18,900           502,622
  *#Applied Materials, Inc..................................      52,000         1,665,625
  Archer-Daniels Midland Co.................................      81,100         1,530,762
  *Armco, Inc...............................................      15,300            83,194
  Armstrong World Industries, Inc...........................       5,700           479,512
  *#Asarco, Inc.............................................       5,750           130,453
  Ashland, Inc..............................................      10,700           533,662
  *Associates First Capital Corp. Class A...................      49,255         3,684,890
  Atlantic Richfield Co.....................................      45,700         3,604,587
  #Autodesk, Inc............................................       6,600           280,912
  Automatic Data Processing, Inc............................      42,400         2,697,700
  *Autozone, Inc............................................      21,700           721,525
  Avery Dennison Corp.......................................      14,600           756,462
  Avon Products, Inc........................................      18,900         1,546,256
  B B & T Corp..............................................      20,300         1,343,606
  #Baker Hughes, Inc........................................      24,000           864,000
  Ball Corp.................................................       4,300           169,581
  Baltimore Gas & Electric Co...............................      21,050           640,709
  Banc One Corp.............................................      91,932         5,067,751

                                                                  SHARES            VALUE+
                                                                --------    --------------

  Bank of New York Co., Inc.................................      53,300    $    3,257,962
  BankAmerica Corp..........................................      98,536         8,147,695
  BankBoston Corp...........................................      20,800         2,191,800
  #Bankers Trust New York Corp..............................      13,900         1,716,650
  Bard (C.R.), Inc..........................................       8,100           280,969
  #Barrick Gold Corp........................................      53,000         1,020,250
  Battle Mountain Gold Co...................................      32,600           173,187
  Bausch & Lomb, Inc........................................       7,900           393,519
  Baxter International, Inc.................................      39,700         2,270,344
  *Bay Networks, Inc........................................      31,300           866,619
  Becton Dickinson & Co.....................................      17,400         1,231,050
  Bell Atlantic Corp........................................     110,069        10,085,072
  Bellsouth Corp............................................     141,000         9,094,500
  Bemis Co., Inc............................................       7,500           316,406
  Beneficial Corp...........................................       7,400           991,600
  Bestfoods, Inc............................................      40,800         2,302,650
  *#Bethlehem Steel Corp....................................      16,000           196,000
  #Biomet, Inc..............................................      15,900           459,609
  Black & Decker Corp.......................................      13,500           788,062
  Block (H.&R.), Inc........................................      14,900           655,600
  Boeing Co.................................................     142,106         6,767,798
  Boise Cascade Corp........................................       8,000           267,000
  *Boston Scientific Corp...................................      27,600         1,759,500
  Briggs & Stratton Corp....................................       3,500           158,812
  Bristol Myers Squibb Co...................................     141,300        15,189,750
  #Brown-Forman Corp. Class B...............................       9,800           564,725
  Browning-Ferris Industries, Inc...........................      27,600           981,525
  Brunswick Corp............................................      14,200           446,412
  Burlington Northern Santa Fe Corp.........................      22,237         2,212,581
  Burlington Resources, Inc.................................      25,200         1,061,550
  CBS Corp..................................................     101,000         3,206,750
  CIGNA Corp................................................      31,800         2,178,300
  CSX Corp..................................................      31,100         1,481,137
  CVS Corp..................................................      27,008         1,895,624
  *Cabletron Systems, Inc...................................      22,500           289,687
  Campbell Soup Co..........................................      64,900         3,537,050
  #Cardinal Health, Inc.....................................      15,700         1,399,262
  Carolina Power & Light Co.................................      21,400           877,400
  Case Corp.................................................      10,700           619,262
  Caterpillar, Inc..........................................      52,700         2,895,206
  *Cendant Corp.............................................     115,000         2,494,062
  Centex Corp...............................................       8,400           300,300
  #Central & South West Corp................................      30,200           798,412
  *Ceridian Corp............................................      10,253           553,662
  Champion International Corp...............................      13,700           657,600
  Chase Manhattan Corp......................................      59,896         8,142,112
  Chevron Corp..............................................      93,100         7,436,362
  Chrysler Corp.............................................      92,300         5,134,187
  Chubb Corp................................................      24,200         1,925,412
  Cincinnati Financial Corp.................................      23,400           987,187
  Cincinnati Milacron, Inc..................................       5,700           170,644
  Cinergy Corp..............................................      22,493           726,805
  Circuit City Stores, Inc. (Circuit City Group)............      14,000           593,250
  *Cisco Sytems, Inc........................................     144,600        10,921,819
  Citicorp..................................................      65,100         9,708,037
  *Clear Channel Communications, Inc........................      17,583         1,685,770
  Clorox Co.................................................      14,600         1,219,100
  Coastal Corp..............................................      15,200         1,071,600
  #Coca-Cola Co.............................................     351,100        27,517,462

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                                  SHARES            VALUE+
                                                                --------    --------------
  Cognizant Corp............................................      22,900    $    1,219,425
  Colgate-Palmolive Co......................................      42,200         3,671,400
  #Columbia Gas System, Inc.................................       7,800           658,125
  #Columbia/HCA Healthcare Corp.............................      91,982         3,006,662
  Comcast Corp. Class A Special.............................      49,600         1,700,350
  Comerica, Inc.............................................      22,250         1,462,937
  Compaq Computer Corp......................................     215,190         5,877,377
  Computer Associates International, Inc....................      77,700         4,079,250
  #Computer Sciences Corp...................................      22,000         1,142,625
  Conagra, Inc..............................................      67,500         1,974,375
  #Conseco, Inc.............................................      26,900         1,254,212
  Consolidated Edison, Inc..................................      33,300         1,425,656
  Consolidated Natural Gas Co...............................      13,600           769,250
  *#Consolidated Stores Corp................................      15,400           588,087
  #Cooper Industries, Inc...................................      17,300         1,113,687
  Cooper Tire & Rubber Co...................................      11,200           265,300
  Coors (Adolph) Co. Class B................................       5,300           198,916
  Corning, Inc..............................................      32,900         1,297,494
  *#Costco Companies, Inc...................................      30,303         1,752,839
  Countrywide Credit Industries, Inc........................      15,500           716,875
  Crane Co..................................................       6,500           342,469
  *Crown Cork & Seal Co., Inc...............................      18,200           944,125
  Cummins Engine Co., Inc...................................       5,400           280,800
  Cyprus Amax Minerals Co., Inc.............................      13,250           210,344
  *DSC Communications Corp..................................      16,800           287,175
  DTE Energy Co.............................................      20,600           814,987
  Dana Corp.................................................      14,900           776,662
  Darden Restaurants, Inc...................................      21,100           325,731
  *Data General Corp........................................       6,900           105,225
  Dayton-Hudson Corp........................................      62,200         2,884,525
  Deere & Co................................................      35,600         1,846,750
  *#Dell Computer Corp......................................      92,500         7,622,578
  Delta Air Lines, Inc......................................      10,500         1,207,500
  Deluxe Corp...............................................      11,600           389,325
  *Digital Equipment Corp...................................      20,900         1,146,887
  Dillards, Inc. Class A....................................      15,800           664,587
  Disney (Walt) Co..........................................      96,100        10,871,312
  Dominion Resources, Inc. VA...............................      27,500         1,091,406
  Donnelley (R.R.) & Sons Co................................      20,800           936,000
  Dover Corp................................................      31,500         1,181,250
  Dow Chemical Co...........................................      32,000         3,100,000
  #Dow Jones & Co., Inc.....................................      13,700           659,312
  Dresser Industries, Inc...................................      25,000         1,164,062
  DuPont (E.I.) de Nemours & Co.............................     160,800        12,381,600
  Duke Power Co.............................................      51,141         2,947,000
  Dun & Bradstreet Corp.....................................      24,100           813,375
  E G & G, Inc..............................................       6,400           201,600
  *EMC Corp. MA.............................................      70,600         2,925,487
  Eastern Enterprises.......................................       2,900           116,362
  Eastman Chemical Co.......................................      11,150           747,050
  Eastman Kodak Co..........................................      46,000         3,283,250
  Eaton Corp................................................      10,100           907,106
  Echlin, Inc...............................................       9,000           427,500
  Ecolab, Inc...............................................      18,400           568,100
  Edison International......................................      54,300         1,601,850
  Emerson Electric Co.......................................      63,000         3,827,250
  Engelhard Corp............................................      20,474           426,115
  Enron Corp................................................      46,500         2,330,812
  Entergy Corp..............................................      34,600           910,412
  Equifax, Inc..............................................      21,400           778,425
  Exxon Corp................................................     350,200        24,689,100
  *FDX Corp.................................................      20,700         1,327,387
  *FMC Corp.................................................       5,200           397,475
  FPL Group, Inc............................................      26,000         1,597,375
  Fannie Mae................................................     150,600         9,017,175
  Federal Home Loan Mortgage Corp...........................      98,800         4,495,400
                                                                  SHARES            VALUE+
                                                                --------    --------------

  *Federated Department Stores, Inc.........................      29,800    $    1,544,012
  Fifth Third Bancorp.......................................      33,000         1,626,281
  First Chicago NBD Corp....................................      41,293         3,610,557
  First Data Corp...........................................      60,700         2,018,275
  First Union Corp..........................................     137,164         7,586,884
  #FirstEnergy Corp.........................................      32,800           973,750
  Fleet Financial Group, Inc................................      38,464         3,154,048
  #Fleetwood Enterprises, Inc...............................       5,200           208,000
  Fluor Corp................................................      12,000           572,250
  Ford Motor Co.............................................     170,600         8,849,875
  Fort James Corp...........................................      29,700         1,420,031
  Fortune Brands, Inc.......................................      24,300           934,031
  Foster Wheeler Corp.......................................       5,750           145,906
  *#Franklin Resources, Inc.................................      35,800         1,749,725
  Freeport McMoran Copper & Gold, Inc. Class B..............      27,500           460,625
  Frontier Corp.............................................      23,300           709,194
  *Fruit of The Loom, Inc. Class A..........................      10,400           373,750
  #GPU, Inc.................................................      18,100           696,850
  GTE Corp..................................................     135,900         7,924,669
  Gannett Co., Inc..........................................      40,200         2,650,687
  Gap, Inc..................................................      56,100         3,029,400
  *#Gateway 2000, Inc.......................................      22,000           991,375
  General Dynamics Corp.....................................      17,800           790,987
  General Electric Co.......................................     464,700        38,744,362
  *General Instrument Corp..................................      21,080           501,967
  General Mills, Inc........................................      22,600         1,542,450
  General Motors Corp.......................................     100,600         7,236,912
  General RE Corp...........................................      11,200         2,462,600
  General Signal Corp.......................................       6,200           254,975
  Genuine Parts Co..........................................      25,475           864,558
  #Georgia-Pacific Corp.....................................      13,100           840,856
  Giant Food, Inc. Class A..................................       8,500           365,500
  Gillette Co...............................................      79,800         9,346,575
  Golden West Financial Corp................................       8,100           874,800
  Goodrich (B.F.) Co........................................      10,300           527,875
  Goodyear Tire & Rubber Co.................................      22,300         1,602,812
  Grainger (W.W.), Inc......................................       7,100           749,494
  Great Atlantic & Pacific Tea Co., Inc.....................       5,400           172,800
  Great Lakes Chemical Corp.................................       8,500           340,000
  Green Tree Financial Corp.................................      19,300           775,619
  Guidant Corp..............................................      21,300         1,372,519
  HBO & Co..................................................      29,900         1,725,791
  Halliburton Co............................................      37,100         1,757,612
  Harcourt General, Inc.....................................      10,023           546,253
  Harnischfeger Industries, Inc.............................       6,776           213,444
  *Harrahs Entertainment, Inc...............................      14,300           357,500
  Harris Corp...............................................      11,300           544,519
  Hartford Financial Services Group, Inc....................      16,600         1,827,037
  #Hasbro, Inc..............................................      18,999           726,712
  *Healthsouth Corp.........................................      55,800         1,583,325
  Heinz (H.J.) Co...........................................      51,750         2,745,984
  Helmerich & Payne, Inc....................................       7,100           179,275
  Hercules, Inc.............................................      13,700           603,656
  #Hershey Foods Corp.......................................      20,300         1,405,775
  Hewlett-Packard Co........................................     147,800         9,182,075
  #Hilton Hotels Corp.......................................      35,500         1,116,031
  #Home Depot, Inc..........................................     103,672         8,144,731
  #Homestake Mining Co......................................      30,000           326,250
  Honeywell, Inc............................................      18,200         1,527,662
  Household International, Inc..............................      15,400         2,083,813
  Houston Industries, Inc...................................      40,024         1,145,687
  *Humana, Inc..............................................      23,200           720,650
  Huntington Bancshares, Inc................................      27,100           884,984
  ITT Industries, Inc.......................................      16,800           619,500
  Ikon Office Solutions, Inc................................      18,900           400,444

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                                  SHARES            VALUE+
                                                                --------    --------------
  Illinois Tool Works, Inc..................................      35,400    $    2,336,400
  Inco, Ltd.................................................      23,700           340,688
  Ingersoll-Rand Co.........................................      23,500         1,058,969
  Inland Steel Industries, Inc..............................       7,000           200,375
  Intel Corp................................................     232,200        16,580,531
  International Business Machines Corp......................     138,300        16,232,963
  International Flavors & Fragrances, Inc...................      15,500           744,000
  International Paper Co....................................      42,900         1,973,400
  #Interpublic Group of Companies, Inc......................      17,850         1,058,728
  Jefferson-Pilot Corp......................................      15,175           868,769
  Johnson & Johnson.........................................     190,800        13,177,125
  Johnson Controls, Inc.....................................      12,000           714,000
  Jostens, Inc..............................................       5,500           138,875
  *K Mart Corp..............................................      69,300         1,342,688
  *#KLA-Tencor Corp.........................................      11,900           401,997
  Kaufman & Broad Home Corp.................................       5,500           141,281
  #Kellogg Co...............................................      58,400         2,412,650
  #Kerr-McGee Corp..........................................       6,800           430,100
  #Keycorp..................................................      62,600         2,374,888
  Kimberly Clark Corp.......................................      78,784         3,904,732
  *King World Productions, Inc..............................      10,500           267,750
  #Knight Ridder, Inc.......................................      11,452           653,480
  *Kroger Co................................................      36,200         1,554,338
  *LSI Logic Corp...........................................      20,200           430,513
  Laidlaw, Inc..............................................      46,700           577,913
  Lehman Brothers Holdings, Inc.............................      14,600         1,035,688
  Lilly (Eli) & Co..........................................     157,400         9,670,263
  Limited, Inc..............................................      32,000         1,064,000
  Lincoln National Corp.....................................      14,600         1,312,175
  #Liz Claiborne, Inc.......................................       9,500           481,531
  Lockheed Martin Corp......................................      27,457         3,082,048
  Loews Corp................................................      16,200         1,470,150
  Longs Drug Stores Corp....................................       5,500           166,719
  *Louisiana-Pacific Corp...................................      15,600           311,025
  Lowe's Companies, Inc.....................................      24,800         1,963,850
  Lucent Technologies, Inc..................................     184,700        13,102,156
  MBIA, Inc.................................................      13,800         1,028,963
  #MBNA Corp................................................      71,030         2,250,763
  MCI Communications Corp...................................      99,100         5,298,753
  #MGIC Investment Corp.....................................      16,200           970,988
  Mallinckrodt, Inc.........................................      10,400           320,450
  Manor Care, Inc...........................................       9,000           284,063
  Marriott International, Inc. Class A......................      36,400         1,264,900
  #Marsh & McLennan Companies, Inc..........................      24,000         2,101,500
  #Masco Corp...............................................      23,500         1,321,875
  Mattel, Inc...............................................      41,152         1,558,632
  May Department Stores Co..................................      32,700         2,103,019
  Maytag Corp...............................................      13,500           680,906
  #McDermott International, Inc.............................       8,600           328,413
  McDonalds Corp............................................      97,900         6,424,688
  McGraw-Hill Companies, Inc................................      14,200         1,110,263
  Mead Corp.................................................      15,000           466,875
  Medtronic, Inc............................................      66,500         3,699,063
  #Mellon Bank Corp.........................................      36,200         2,441,238
  Mercantile Bancorporation, Inc............................      18,500           945,813
  Mercantile Stores Co., Inc................................       5,200           408,850
  Merck & Co., Inc..........................................     170,000        19,900,625
  Meredith Corp.............................................       7,500           298,125
  Merrill Lynch & Co., Inc..................................      47,200         4,224,400
  *#Micron Technology, Inc..................................      30,000           706,875
  *Microsoft Corp...........................................     345,800        29,338,969
  #Millipore Corp...........................................       6,200           206,925
  Minnesota Mining & Manufacturing Co.......................      58,000         5,372,250
  *#Mirage Resorts, Inc.....................................      25,400           528,638
                                                                  SHARES            VALUE+
                                                                --------    --------------

  Mobil Corp................................................     111,600    $    8,704,800
  #Monsanto Co..............................................      84,200         4,662,575
  #Moore Corp., Ltd.........................................      12,600           182,700
  Morgan (J.P.) & Co., Inc..................................      25,300         3,141,944
  Morgan Stanley Dean Witter Discover & Co..................      84,109         6,565,759
  Morton International, Inc.................................      18,600           566,138
  Motorola, Inc.............................................      84,800         4,489,100
  Nacco Industries, Inc. Class A............................       1,200           175,800
  Nalco Chemical Co.........................................       9,500           356,250
  National City Corp........................................      46,867         3,175,239
  *National Semiconductor Corp..............................      23,300           378,625
  #National Service Industries, Inc.........................       6,100           311,100
  NationsBank Corp..........................................     133,519        10,114,064
  *Navistar International Corp..............................      10,300           310,931
  New York Times Class A....................................      13,600           958,800
  Newell Co.................................................      22,500         1,085,625
  Newmont Mining Corp.......................................      22,258           555,059
  *#Nextel Communications Corp. Class A.....................      37,452           881,292
  *Niagara Mohawk Power Corp................................      20,500           253,688
  Nicor, Inc................................................       6,900           266,513
  #Nike, Inc. Class B.......................................      41,100         1,890,600
  Nordstrom, Inc............................................      11,000           792,688
  Norfolk Southern Corp.....................................      53,700         1,681,481
  Northern States Power Co. MN..............................      10,600           602,875
  #Northern Telecom, Ltd....................................      74,100         4,742,400
  Northern Trust Corp.......................................      15,900         1,121,447
  Northrop Grumman Corp.....................................       9,500         1,018,281
  #Norwest Corp.............................................     107,100         4,163,513
  *Novell, Inc..............................................      49,900           525,509
  Nucor Corp................................................      12,400           638,600
  Occidental Petroleum Corp.................................      48,000         1,326,000
  *#Octel Corp..............................................       2,100            45,806
  #Omnicom Group, Inc.......................................      23,100         1,081,369
  Oneok, Inc................................................       4,400           171,875
  *#Oracle Systems Corp.....................................     139,962         3,302,228
  *Oryx Energy Co...........................................      15,000           349,688
  #Owens Corning............................................       7,600           285,000
  *Owens-Illinois, Inc......................................      21,800           979,638
  PECO Energy Co............................................      31,600           892,700
  #PG&E Corp. (Holding Co.).................................      54,000         1,701,000
  PNC Bank Corp.............................................      43,150         2,491,913
  #PP&L Resources, Inc......................................      23,500           519,938
  PPG Industries, Inc.......................................      25,200         1,836,450
  #Paccar, Inc..............................................      11,120           614,033
  Pacific Enterprises.......................................      11,800           449,138
  PacifiCorp................................................      42,100           970,931
  #Pall Corp................................................      17,700           350,681
  *#Parametric Technology Corp..............................      36,500         1,118,953
  Parker-Hannifin Corp......................................      15,725           645,708
  #Penney (J.C.) Co., Inc...................................      35,700         2,563,706
  Pennzoil Co...............................................       6,700           387,344
  Peoples Energy Corp.......................................       5,000           184,375
  Pep Boys - Manny, Moe & Jack..............................       9,000           200,250
  Pepsico, Inc..............................................     215,500         8,795,094
  Perkin Elmer Corp.........................................       6,900           472,650
  Pfizer, Inc...............................................     183,600        19,243,575
  Pharmacia & Upjohn, Inc...................................      72,080         3,185,035
  Phelps Dodge Corp.........................................       8,300           506,300
  Philip Morris Companies, Inc..............................     344,500        12,875,688
  Phillips Petroleum Co.....................................      37,200         1,862,325
  #Pioneer Hi-Bred International, Inc.......................      34,801         1,324,613
  Pitney Bowes, Inc.........................................      41,000         1,927,000
  Placer Dome, Inc..........................................      35,100           436,556
  Polaroid Corp.............................................       6,400           259,600
  *Potlatch Corp............................................       4,100           179,631

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                                  SHARES            VALUE+
                                                                --------    --------------
  Praxair, Inc..............................................      22,300    $    1,099,669
  Procter & Gamble Co.......................................     190,632        16,001,174
  #Progressive Corp.........................................      10,300         1,420,113
  Providian Financial Corp..................................      13,400           852,575
  Public Service Enterprise Group, Inc......................      33,000         1,091,063
  Pulte Corp................................................       3,000           159,938
  Quaker Oats Co............................................      19,600         1,130,675
  Ralston Purina Group......................................      15,300         1,703,081
  Raychem Corp..............................................      12,000           451,500
  #Raytheon Co. Class B.....................................      48,000         2,625,000
  *Reebok International, Ltd................................       8,000           230,000
  Republic New York Corp....................................       7,700           988,969
  Reynolds Metals Co........................................      10,600           614,800
  #Rite Aid Corp............................................      36,700         1,314,319
  #Rockwell International Corp..............................      28,400         1,562,000
  Rohm & Haas Co............................................       8,600           944,925
  *Rowan Companies, Inc.....................................      12,300           314,419
  #Royal Dutch Petroleum Co. Den Haag (N.Y. Registry).......     304,400        17,065,425
  Rubbermaid, Inc...........................................      21,200           691,650
  Russell Corp..............................................       5,200           141,700
  Ryder System, Inc.........................................      10,900           371,281
  SBC Communications, Inc...................................     260,208        10,115,586
  Safeco Corp...............................................      20,100           938,419
  *Saint Jude Medical, Inc..................................      11,950           427,213
  *Saint Paul Companies, Inc................................      32,942         1,461,801
  Sara Lee Corp.............................................      67,200         3,956,400
  Schering-Plough Corp......................................     104,000         8,703,500
  #Schlumberger, Ltd........................................      70,800         5,526,825
  #Schwab (Charles) Corp....................................      37,850         1,249,050
  #Scientific-Atlanta, Inc..................................      11,200           247,100
  *Seagate Technology, Inc..................................      34,500           797,813
  #Seagram Co., Ltd.........................................      50,500         2,218,844
  *Sealed Air Corp..........................................      11,692           625,522
  Sears, Roebuck & Co.......................................      55,900         3,455,319
  Service Corp. International...............................      35,600         1,455,150
  #Shared Medical Systems Corp..............................       3,700           269,175
  Sherwin-Williams Co.......................................      24,600           817,950
  Sigma-Aldrich Corp........................................      14,200           519,188
  *Silicon Graphics, Inc....................................      26,700           320,400
  Snap-On, Inc..............................................       8,700           381,713
  #Sonat, Inc...............................................      15,700           615,244
  Southern Co...............................................      98,200         2,608,438
  Southwest Airlines Co.....................................      31,400           837,988
  Springs Industries, Inc. Class A..........................       2,850           159,956
  Sprint Corp...............................................      60,900         4,369,575
  Stanley Works.............................................      12,600           598,500
  State Street Corp.........................................      22,900         1,578,669
  *Stone Container Corp.....................................      14,100           250,275
  Summit Bancorp............................................      25,100         1,258,138
  Sun Co., Inc..............................................      10,200           433,500
  *#Sun Microsystems........................................      53,440         2,139,270
  #Sunamerica, Inc..........................................      27,650         1,344,481
  #Suntrust Banks, Inc......................................      30,100         2,377,900
  Supervalu, Inc............................................       8,500           355,938
  #Synovus Financial Corp...................................      37,250           835,797
  Sysco Corp................................................      48,300         1,125,994
  TJX Companies, Inc........................................      23,000         1,075,250
  #TRW, Inc.................................................      17,600           942,700
  Tandy Corp................................................      14,630           647,378
  Tektronix, Inc............................................       7,150           273,488
  *Tele-Communications, Inc. Class A (TCI Group)............      71,900         2,467,069
  *#Tellabs, Inc............................................      25,700         1,766,072
  Temple-Inland, Inc........................................       8,100           475,875
                                                                  SHARES            VALUE+
                                                                --------    --------------

  *Tenet Healthcare Corp....................................      43,600    $    1,526,000
  Tenneco, Inc..............................................      24,300         1,011,488
  Texaco, Inc...............................................      78,100         4,510,275
  #Texas Instruments, Inc...................................      55,600         2,856,450
  Texas Utilities Co........................................      34,897         1,378,432
  Textron, Inc..............................................      23,400         1,735,988
  *Thermo-Electron Corp.....................................      22,600           793,825
  Thomas & Betts Corp.......................................       7,800           416,813
  Time Warner, Inc..........................................      82,100         6,388,406
  Times Mirror Co. Class A..................................      12,500           800,000
  Timken Co.................................................       8,900           334,863
  Torchmark Corp............................................      19,900           853,213
  *Toys R Us, Inc...........................................      40,400         1,070,600
  Transamerica Corp.........................................       9,000         1,035,000
  #Travelers Group, Inc.....................................     162,868         9,934,948
  Tribune Co................................................      17,600         1,177,000
  *Tricon Global Restaurants, Inc...........................      21,660           672,814
  Tupperware Corp...........................................       8,700           234,900
  Tyco International, Ltd...................................      81,300         4,501,988
  U.S. Bancorp..............................................     104,400         4,084,650
  UNUM Corp.................................................      19,700         1,094,581
  US West, Inc. Communications Group........................      68,700         3,486,525
  *#US West, Inc. Media Group...............................      86,300         3,198,494
  *USAir Group, Inc.........................................      13,000           910,000
  UST, Inc..................................................      26,200           697,575
  USX-Marathon Group, Inc...................................      40,900         1,431,500
  USX-US Steel Group........................................      12,120           434,805
  Unicom Corp., Inc.........................................      30,900         1,062,188
  Unilever NV...............................................      90,800         7,167,525
  Union Camp Corp...........................................       9,900           541,406
  Union Carbide Corp........................................      17,500           873,906
  Union Pacific Corp........................................      35,100         1,697,963
  Union Pacific Resources Group, Inc........................      36,076           730,539
  *Unisys Corp..............................................      35,400           867,300
  United Healthcare Corp....................................      26,600         1,702,400
  United States Surgical Corp...............................      10,800           429,300
  United Technologies Corp..................................      33,000         3,102,000
  #Unocal Corp..............................................      35,000         1,246,875
  VF Corp...................................................      17,400           925,463
  *Viacom, Inc. Class B.....................................      50,334         2,768,370
  *WR Grace & Co............................................      10,500           194,906
  Wachovia Corp.............................................      29,200         2,337,825
  #Wal-Mart Stores, Inc.....................................     319,200        17,615,850
  Walgreen Co...............................................      70,200         2,470,163
  #Warner-Lambert Co........................................     115,800         7,389,488
  #Washington Mutual, Inc...................................      36,620         2,589,721
  Waste Management, Inc.....................................      64,800         2,106,000
  Wells Fargo & Co..........................................      12,500         4,518,750
  Wendy's International, Inc................................      18,700           461,656
  *Western Atlas, Inc.......................................       7,700           666,531
  Westvaco Corp.............................................      14,450           411,825
  Weyerhaeuser Co...........................................      28,200         1,432,913
  Whirlpool Corp............................................      10,700           730,944
  *Willamette Industries, Inc...............................      15,900           545,569
  Williams Companies, Inc...................................      58,197         1,887,765
  Winn-Dixie Stores, Inc....................................      21,100           858,506
  *#Woolworth Corp..........................................      19,200           379,200
  *#Worldcom, Inc...........................................     143,920         6,552,858
  Worthington Industries, Inc...............................      13,775           243,215
  Wrigley (Wm.) Jr. Co......................................      16,400         1,578,500
  Xerox Corp................................................      46,100         4,736,775
                                                                            --------------
TOTAL COMMON STOCKS
  (Cost $751,824,140).......................................                 1,219,685,670
                                                                            --------------

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                                  FACE
                                                                 AMOUNT             VALUE+
                                                                --------    --------------
                                                                 (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
    06/01/98 (Collateralized by U.S. Treasury Notes 5.75%,
    10/31/02, valued at $4,958,006) to be repurchased at
    $4,880,134.
    (Cost $4,878,000).......................................    $  4,878    $    4,878,000
                                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $756,702,140)++.....................................                $1,224,563,670
                                                                            --------------
                                                                            --------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++The cost for federal income tax purposes is $760,858,623.

                See accompanying Notes to Financial Statements.

                     THE ENHANCED U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
UNITED STATES -- (29.4%)
COMMERCIAL PAPER -- (18.3%)
Barton Capital Corp. C.P.
   5.550%, 06/02/98....................................          500   $    499,923
   5.570%, 06/11/98....................................        1,450      1,447,772
CC (USA), Inc. C.P.
   5.520%, 07/21/98....................................        2,000      1,984,833
Corporate Asset Funding Corp. C.P.
   5.520%, 06/18/98....................................        2,100      2,094,546
Sheffield Receivables Corp. C.P.
   5.540%, 06/23/98....................................        1,900      1,893,614
Sigma Finance Corp. C.P.
   5.540%, 06/15/98....................................          950        947,957
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $8,868,393)....................................                   8,868,645
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (6.2%)
American Express Centurion Bank
   ***5.686%, 06/05/98.................................        1,000      1,000,000
Chase Manhattan Corp. Medium Term Notes
   ***5.688%, 06/20/98.................................        1,000      1,000,000
First USA Bank
   ***5.986%, 06/01/98.................................        1,000      1,000,700
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS (Cost $3,001,141)......                   3,000,700
                                                                       ------------
AGENCY OBLIGATIONS -- (4.1%)
Federal Home Loan Mortgage Corp.
   **5.410%, 06/05/98..................................        2,000      1,998,780
                                                                       ------------
COMMON STOCKS -- (0.2%)
 Standard & Poors Depository Receipts
   (Cost $1,998,798)...................................        1,000        109,125
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $14,267,993)...................................                  14,265,250
                                                                       ------------
GERMANY -- (25.9%)
BONDS -- (25.9%)
Allgemeine Hypotheken Bank AG
   4.500%, 12/20/99....................................        3,000      1,692,516
Autobahnen und Schnellstrassenfinanzierungs AG Asfinag
   7.125%, 12/22/99....................................        3,000      1,761,004
Baden-Wuerttemberg L-Finance NV
   7.000%, 03/08/00....................................        3,000      1,759,826
Credit Local de France SA
   7.000%, 03/21/00....................................        2,555      1,499,931
KFW International Finance, Inc.
   7.500%, 01/24/00....................................        3,000      1,772,783
Landesbank Capital Markets P.L.C.
   7.000%, 03/31/00....................................        1,500        881,764
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)

NV Bank Nederlandse Gemeenten, Den Haag
   6.500%, 08/25/99....................................        2,099   $  1,210,923
Ste Nationale des Chemins de Fer Francais
   6.750%, 09/30/99....................................        1,400        811,593
World Bank (International Bank for Reconstruction and
  Development)
   7.250%, 10/13/99....................................        2,000      1,168,169
                                                                       ------------
TOTAL BONDS
  (Cost $12,327,679)...................................                  12,558,509
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *German Marks (Cost $386).............................                         398
                                                                       ------------
TOTAL -- GERMANY
  (Cost $12,328,065)...................................                  12,558,907
                                                                       ------------
CANADA -- (17.5%)
BONDS -- (17.3%)
British Columbia (Province of)
   7.000%, 06/09/99....................................        1,000        699,676
Canada (Government of)
   6.500%, 08/01/99....................................        2,000      1,395,227
Cregem Finance NV
   8.625%, 05/18/99....................................        1,542      1,090,558
Denmark (Kingdom of)
   6.500%, 10/29/99....................................        1,064        742,627
General Electric Capital Canada, Inc.
   7.000%, 07/20/99....................................        2,000      1,397,976
World Bank (International Bank for Reconstruction and
  Development)
   10.125%, 07/20/99...................................        1,181        855,538
Oesterreichische Kontrollbank AG
   10.250%, 07/27/99...................................        2,000      1,446,088
SBC Finance (Cayman Islands), Ltd.
   7.250%, 04/08/99....................................        1,100        767,375
                                                                       ------------
TOTAL BONDS
  (Cost $8,857,631)....................................                   8,395,065
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
 *Canadian Dollars (Cost $91,592)......................                      91,459
                                                                       ------------
TOTAL -- CANADA
  (Cost $8,949,223)....................................                   8,486,524
                                                                       ------------
FRANCE -- (17.1%)
BONDS -- (17.1%)
African Development Bank
   9.375%, 11/15/99....................................       10,000      1,794,319
Credit d'Equipement des Petites et Moyennes Entreprises
   9.000%, 08/19/99....................................        7,000      1,237,771

THE ENHANCED U.S. LARGE COMPANY SERIES

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
Eurofima Societe Europeene pour le Financement de
  Material Ferrovaire, Bale
   8.625%, 09/01/99....................................        9,000   $  1,586,456
European Investment Bank
   6.250%, 07/28/99....................................        7,000      1,200,330
France (Republic of)
   7.750%, 04/12/00....................................        8,000      1,423,154
Regie Autonome des Transports Parisiens SA
   7.250%, 09/19/99....................................        6,000      1,042,795
                                                                       ------------
TOTAL BONDS
  (Cost $8,202,529)....................................                   8,284,825
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *French Francs (Cost $1)..............................                           1
                                                                       ------------
TOTAL -- FRANCE
  (Cost $8,202,530)....................................                   8,284,826
                                                                       ------------
NETHERLANDS -- (7.4%)
BONDS -- (7.4%)
ABN-AMRO Bank NV
   6.625%, 04/05/00....................................        2,000      1,034,802
Baden-Wuerttemberg L-Finance NV
   6.625%, 05/11/00....................................        2,000      1,037,291
Netherlands (Kingdom of)
   7.000%, 08/15/99....................................        3,000      1,546,230
                                                                       ------------
TOTAL BONDS
  (Cost $3,539,645)....................................                   3,618,323
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Netherlands Guilder (Cost $4)........................                           4
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $3,539,649)....................................                   3,618,327
                                                                       ------------
AUSTRALIA -- (2.7%)
BONDS -- (2.7%)
ABN-AMRO Australia, Ltd.
   7.500%, 03/08/00....................................        1,000        648,899
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)

Rural & Industries Bank of Western Australia
   10.000%, 08/23/99...................................        1,000   $    660,925
                                                                       ------------
TOTAL BONDS
  (Cost $1,457,841)....................................                   1,309,824
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar (Cost $20).........................                          19
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $1,457,861)....................................                   1,309,843
                                                                       ------------
JAPAN -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen (Cost $19)..............................                          17
                                                                       ------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling (Cost $3).....................                           4
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
  06/01/98 (Collateralized by U.S. Treasury Notes
  5.875%, 08/31/99, valued at $295,075) to be
  repurchased at $288,126. (Cost $288,000).............          288        288,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $48,745,343)++.....                $ 48,523,698
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
@Denominated in local currency.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.
**Face amount of securities pledged as margin requirement for open futures contract.
***Rates shown are the rates as of May 31, 1998, and maturities shown are the next interest readjustment date.

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                                   SHARES            VALUE+
                                                                ---------    --------------
COMMON STOCKS -- (99.5%)
 AK Steel Holding Corp......................................      156,800    $    2,920,400
 *AMR Corp..................................................      226,500        34,866,844
 *Advanced Micro Devices, Inc...............................      485,900         9,475,050
 Advanta Corp. Class A......................................       20,313           421,495
 Advanta Corp. Class B Non-Voting...........................       40,225           763,018
 #Aetna, Inc................................................      544,726        42,590,764
 Agco Corp..................................................      141,400         3,552,675
 Albemarle Corp.............................................       97,500         2,370,469
 *Alexander & Baldwin, Inc..................................      109,700         3,160,731
 *Alleghany Corp............................................        8,432         2,993,360
 Alumax, Inc................................................      138,500         6,483,531
 Ambac, Inc.................................................      150,200         8,214,062
 #Amerada Hess Corp.........................................      179,900         9,725,844
 American Financial Group, Inc. (New).......................       32,300         1,459,556
 American General Corp......................................      440,707        29,582,457
 American Greetings Corp. Class A...........................       19,400           921,500
 American National Insurance Co.............................       21,900         2,322,769
 Apache Corp................................................      156,600         5,353,762
 *#Apple Computer, Inc......................................      179,700         4,778,897
 Archer-Daniels Midland Co..................................    1,168,510        22,055,626
 Argonaut Group, Inc........................................       32,100         1,038,234
 *Arrow Electronics, Inc....................................      287,600         7,243,925
 *#Asarco, Inc..............................................      104,900         2,379,919
 *Associates First Capital Corp. Class A....................      696,019        52,070,921
 Astoria Financial Corp.....................................       13,800           759,431
 *#Atmel Corp...............................................       95,400         1,410,131
 Avnet, Inc.................................................       55,600         3,280,400
 Ball Corp..................................................      112,500         4,436,719
 Bear Stearns Companies, Inc................................      204,437        11,090,707
 Berkley (W.R.) Corp........................................       44,600         2,101,775
 *#Bethlehem Steel Corp.....................................      275,500         3,374,875
 *Beverly Enterprises.......................................      296,100         4,237,931
 Black & Decker Corp........................................      220,100        12,848,337
 Block Drug Co., Inc. Class A...............................       36,494         1,603,455
 Boise Cascade Corp.........................................      162,100         5,410,087
 Borg Warner Automotive, Inc................................       46,300         2,639,100
 #Bowater, Inc..............................................      141,300         7,153,312
 *Brinker International, Inc................................       97,500         2,120,625
 *Burlington Industries, Inc................................      100,800         1,770,300
 #Burlington Northern Santa Fe Corp.........................      278,600        27,720,700
 #CIGNA Corp................................................      269,424        18,455,544
 *CNA Financial Corp........................................      137,500        20,796,875
 CSX Corp...................................................      474,500        22,598,062
 *Cabletron Systems, Inc....................................      438,500         5,645,687
 Capital Re Corp............................................        8,300           618,350
 Carpenter Technology Corp..................................        7,500           397,500
 Century Telephone Enterprises, Inc.........................      121,800         5,397,262
 Champion International Corp................................      196,000         9,408,000
 Chesapeake Corp............................................       15,100           536,050
 Chiquita Brands International, Inc.........................      111,200         1,494,250
 *Chris-Craft Industries, Inc...............................       68,808         3,616,720
 Chrysler Corp..............................................    1,711,426        95,198,071
 #Cincinnati Financial Corp.................................      296,580        12,511,969
 Circuit City Stores, Inc. (Circuit City Group).............       64,800         2,745,900
 *#Circus Circus Enterprises, Inc...........................      271,300         4,815,575
 Citizens Corp..............................................       21,600           693,900
 Commerce Group, Inc........................................       54,700         1,952,106
 Comsat Corp. Series 1......................................       96,600         3,368,925

                                                                   SHARES            VALUE+
                                                                ---------    --------------

 *Consolidated Freightways Corp.............................       50,450    $      747,291
 Consolidated Papers, Inc...................................       22,600           653,987
 Coors (Adolph) Co. Class B.................................       80,500         3,021,266
 Countrywide Credit Industries, Inc.........................      258,600        11,960,250
 Cummins Engine Co., Inc....................................       95,200         4,950,400
 *Cypress Semiconductor Corp................................      184,700         1,581,494
 Cyprus Amax Minerals Co., Inc..............................      238,900         3,792,537
 *DSC Communications Corp...................................      372,300         6,364,003
 Darden Restaurants, Inc....................................      356,000         5,495,750
 *Digital Equipment Corp....................................      389,300        21,362,837
 Dillards, Inc. Class A.....................................      321,700        13,531,506
 *EEX Corp..................................................      434,154         4,287,271
 Echlin, Inc................................................       29,500         1,401,250
 #Enhance Financial Services Group, Inc.....................       13,200           859,650
 Enron Corp.................................................       16,600           832,075
 *Extended Stay America, Inc................................       38,900           427,900
 *#Federated Department Stores, Inc.........................      606,300        31,413,919
 Fina, Inc. Class A.........................................       35,200         2,261,600
 #Financial Security Assurance Holdings, Ltd................       41,800         2,476,650
 Fingerhut Companies, Inc...................................      106,800         3,130,575
 First Citizens Bancshares, Inc. NC.........................       10,100         1,060,500
 First Hawaiian, Inc........................................       98,600         3,722,150
 Florida East Coast Industries, Inc.........................       12,400         1,546,900
 Ford Motor Co..............................................    2,655,700       137,764,437
 Foster Wheeler Corp........................................      118,600         3,009,475
 *Fruit of The Loom, Inc. Class A...........................      120,600         4,334,062
 GATX Corp..................................................       42,200         3,465,675
 General Motors Corp........................................    1,452,500       104,489,219
 General Motors Corp. Class H...............................      205,846        10,189,377
 *Genesis Health Ventures, Inc..............................       98,400         2,490,750
 Georgia-Pacific Corp.......................................      164,900        10,584,519
 #Georgia-Pacific Corp. Timber Group........................      164,900         3,885,456
 *Golden State Bancorp, Inc.................................      144,900         5,551,481
 Golden West Financial Corp.................................       90,800         9,806,400
 Great Atlantic & Pacific Tea Co., Inc......................      126,700         4,054,400
 Greenpoint Financial Corp..................................      143,200         5,898,050
 Helmerich & Payne, Inc.....................................      104,300         2,633,575
 Hilton Hotels Corp.........................................      329,500        10,358,656
 #Hollinger International, Inc. Class A.....................      147,100         2,362,794
 IBP, Inc...................................................      288,400         5,587,750
 *IVAX Corp.................................................      361,000         3,316,687
 Inland Steel Industries, Inc...............................      174,600         4,997,925
 *Integrated Device Technology, Inc.........................      292,900         2,741,361
 Integrated Health Services, Inc............................       22,500           836,719
 #International Paper Co....................................      677,200        31,151,200
 *International Speciality Products, Inc....................      252,000         4,362,750
 *#K Mart Corp..............................................    1,417,400        27,462,125
 *Komag, Inc................................................      156,300         1,538,578
 LNR Property Corp..........................................       60,000         1,552,500
 *LSI Logic Corp............................................      458,000         9,761,125
 LTV Corp...................................................      225,900         2,470,781
 #Lafarge Corp..............................................      136,700         5,143,337
 *#Lam Research Corp........................................      113,900         2,708,684
 Lehman Brothers Holdings, Inc..............................      297,600        21,111,000
 Lennar Corp................................................       10,600           280,900
 Liberty Corp...............................................       35,900         1,806,219
 Liberty Financial Companies, Inc...........................      121,500         4,244,906
 Lincoln National Corp......................................      223,050        20,046,619
 Loews Corp.................................................      222,300        20,173,725

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                                   SHARES            VALUE+
                                                                ---------    --------------
 *Lone Star Steakhouse Saloon...............................        2,500    $       42,266
 Longs Drug Stores Corp.....................................       28,000           848,750
 *Longview Fibre Co.........................................       62,900         1,037,850
 *#Louisiana-Pacific Corp...................................      298,100         5,943,369
 Mallinckrodt, Inc..........................................       56,100         1,728,581
 Mead Corp..................................................      281,000         8,746,125
 Media General, Inc. Class A................................       11,600           533,600
 Mercantile Stores Co., Inc.................................      140,012        11,008,443
 *#Micron Technology, Inc...................................      700,200        16,498,462
 Mitchell Energy & Development Corp. Class A................       68,500         1,644,000
 Mitchell Energy & Development Corp. Class B................       41,600           962,000
 Morgan (J.P.) & Co., Inc...................................      174,500        21,670,719
 NAC RE Corp................................................       10,400           485,550
 *National Semiconductor Corp...............................      458,600         7,452,250
 *#Navistar International Corp..............................      221,900         6,698,606
 *Nextel Communications Corp. Class A.......................      113,915         2,680,562
 Norfolk Southern Corp......................................      739,500        23,155,594
 *#Novell, Inc..............................................    1,021,700        10,759,778
 #Occidental Petroleum Corp.................................      650,800        17,978,350
 *Officemax, Inc............................................      367,200         6,035,850
 Ogden Corp.................................................      151,696         4,332,817
 #Ohio Casualty Corp........................................       64,800         3,138,750
 Old Republic International Corp............................      373,275        10,638,338
 Olsten Corp................................................       13,300           165,419
 Overseas Shipholding Group, Inc............................       37,500           726,563
 Pacific Century Financial Corp.............................      113,600         2,847,100
 *Pacificare Health Systems, Inc. Class A...................       12,040           970,349
 *Pacificare Health Systems, Inc. Class B...................       31,656         2,617,556
 #Penncorp Financial Group, Inc.............................       18,200           402,675
 Pep Boys - Manny, Moe & Jack...............................      151,100         3,361,975
 *Pharmerica, Inc...........................................      134,755         1,638,115
 Phelps Dodge Corp..........................................      105,900         6,459,900
 *Phycor, Inc...............................................      141,200         2,378,338
 *Potlatch Corp.............................................       94,600         4,144,663
 Provident Companies, Inc...................................      550,808        20,311,045
 Providian Financial Corp...................................       88,300         5,618,088
 Pulte Corp.................................................       35,700         1,903,256
 RJR Nabisco Holdings Corp..................................      584,480        16,475,030
 Rayonier, Inc..............................................       83,000         3,895,813
 *Read-Rite Corp............................................      204,700         1,797,522
 #Reynolds Metals Co........................................      136,800         7,934,400
 Russell Corp...............................................      137,400         3,744,150
 Ryder System, Inc..........................................      195,800         6,669,438
 #Safeco Corp...............................................      304,200        14,202,338
 *Saint Paul Companies, Inc.................................      583,026        25,871,779
 *Seagate Technology, Inc...................................      603,100        13,946,688
 *#Sensormatic Electronics Corp.............................      270,400         3,464,500
 *Silicon Graphics, Inc.....................................      456,700         5,480,400
 Springs Industries, Inc. Class A...........................        5,000           280,625
 Sprint Corp................................................       86,700         6,220,725
 St. Joe Corp...............................................       78,400         2,347,100
 *#Stone Container Corp.....................................      237,400         4,213,850
 *Stratus Computer, Inc.....................................       88,400         3,187,925
 *#Sun Healthcare Group, Inc................................      161,500         2,715,219
                                                                   SHARES            VALUE+
                                                                ---------    --------------

 TIG Holdings, Inc..........................................      185,700    $    4,596,075
 Tecumseh Products Co. Class A..............................       58,300         2,922,288
 Tecumseh Products Co. Class B..............................        5,700           302,456
 *#Tele-Communications International, Inc. Class A..........       34,400           583,725
 Telephone & Data Systems, Inc..............................      152,900         6,689,375
 Temple-Inland, Inc.........................................      138,200         8,119,250
 Tenneco, Inc...............................................      324,700        13,515,638
 Terra Industries, Inc......................................      153,400         1,553,175
 Timken Co..................................................      167,800         6,313,475
 *#Toys R Us, Inc...........................................      613,800        16,265,700
 Transamerica Corp..........................................      231,400        26,611,000
 Trinity Industries, Inc....................................        2,500           119,375
 Tyson Foods, Inc. Class A..................................       13,000           274,625
 UMB Financial Corp.........................................       34,000         1,878,500
 USX-Marathon Group, Inc....................................      384,650        13,462,750
 USX-US Steel Group.........................................      314,400        11,279,100
 Union Camp Corp............................................      142,600         7,798,438
 Union Pacific Corp.........................................      495,300        23,960,138
 Union Texas Petroleum Holding, Inc.........................      181,900         5,002,250
 Unionbancal Corp...........................................       53,200         5,215,263
 *#United States Cellular Corp..............................      141,300         4,336,144
 Unitrin, Inc...............................................      111,900         7,798,031
 *Valero Energy Corp........................................      133,300         4,348,913
 Valhi, Inc.................................................       85,600           839,950
 *Viacom, Inc. Class A......................................      122,400         6,739,650
 *Viacom, Inc. Class B......................................      805,200        44,286,000
 *#Vishay Intertechnology, Inc..............................      102,564         2,288,459
 Weis Markets, Inc..........................................       20,700           730,969
 Wesco Financial Corp.......................................        8,500         3,021,750
 Westvaco Corp..............................................      201,650         5,747,025
 Weyerhaeuser Co............................................      165,000         8,384,063
 Whirlpool Corp.............................................       69,000         4,713,563
 *Willamette Industries, Inc................................      298,600        10,245,713
 Xtra Corp..................................................        6,200           325,500
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $1,294,463,943).....................................                  1,778,290,898
                                                                             --------------

                                                                  FACE
                                                                 AMOUNT
                                                                ---------
                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
   06/01/98 (Collateralized by U.S. Treasury Notes 6.50%,
   08/31/01, valued at $3,686,025 and U.S. Treasury Notes
   5.75%, 10/31/02, valued at $4,751,213) to be repurchased
   at $8,305,632.
   (Cost $8,302,000)........................................       $8,302         8,302,000
                                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,302,765,943)++...................................                 $1,786,592,898
                                                                             --------------
                                                                             --------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                           THE U.S. 4-10 VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (100.0%)
 *ACX Technologies, Inc................................       10,300   $    233,681
 AK Steel Holding Corp.................................       23,500        437,687
 Aames Financial Corp..................................       13,000        187,687
 *Acceptance Insurance Companies, Inc..................        7,200        165,600
 Advanta Corp. Class A.................................        1,987         41,230
 Advanta Corp. Class B Non-Voting......................        2,827         53,625
 Agco Corp.............................................       12,600        316,575
 Albank Financial Corp.................................        2,600        134,550
 Alexander & Baldwin, Inc..............................        7,800        224,737
 *Alleghany Corp.......................................        1,500        532,500
 *Allen Telecom, Inc...................................       12,800        153,600
 *Alliance Semiconductor Corp..........................       18,700         91,162
 Alumax, Inc...........................................       12,700        594,519
 *Amax Gold, Inc.......................................       26,700         85,106
 *America West Holdings Corp. Class B..................       21,000        594,562
 American Business Products, Inc.......................        6,300        140,175
 *American Freightways Corp............................       14,800        171,125
 *American Homepatient, Inc............................        7,000        116,812
 Amerus Life Holdings, Inc. Class A....................        8,500        272,000
 *Anixter International, Inc...........................        1,000         20,125
 *Ann Taylor Stores Corp...............................        9,000        196,312
 *Antec Corp...........................................        2,100         40,228
 *Applied Magnetics Corp...............................       11,300         63,562
 *Apria Healthcare Group, Inc..........................       24,200        184,525
 *Arcadia Financial, Ltd...............................        8,900         66,750
 Arctic Cat, Inc.......................................       10,100         91,531
 Argonaut Group, Inc...................................       11,200        362,250
 *Asarco, Inc..........................................       18,900        428,794
 *Ascent Entertainment Group, Inc......................       10,800        138,375
 *Atmel Corp...........................................       35,000        517,344
 *Aztar Corp...........................................       21,200        148,400
 *BRC Holdings, Inc....................................        6,400        119,200
 *BT Office Products International, Inc................       11,800        157,825
 Ball Corp.............................................       14,100        556,069
 *Banner Aerospace, Inc................................       10,000        118,125
 Bassett Furniture Industries, Inc.....................        6,100        184,334
 Battle Mountain Gold Co...............................       27,800        147,687
 *Benton Oil & Gas Co..................................       13,800        144,037
 Berkley (W.R.) Corp...................................       13,900        655,037
 *Bethlehem Steel Corp.................................       43,900        537,775
 *Bio-Rad Laboratories, Inc. Class A...................        4,600        146,050
 Birmingham Steel Corp.................................       13,900        194,600
 Block Drug Co., Inc. Class A..........................        4,300        188,931
 Boise Cascade Corp....................................       23,400        780,975
 *Boston Chicken, Inc..................................       33,500         68,570
 Bowater, Inc..........................................        9,400        475,875
 Brown Group, Inc......................................        8,500        152,469
 Brush Wellman, Inc....................................        3,300         80,437
 *Buffets, Inc.........................................        3,000         48,937
 Burlington Coat Factory Warehouse Corp................       11,500        230,719
 *Burlington Industries, Inc...........................       21,600        379,350
 Butler Manufacturing Co...............................        3,600        126,000
 *CSS Industries, Inc..................................        2,500         81,875
 Calgon Carbon Corp....................................       18,600        198,787

                                                            SHARES           VALUE+
                                                         ------------  ------------

 Calmat Co.............................................       11,000   $    276,375
 Capital Re Corp.......................................        7,400        551,300
 *Carmike Cinemas, Inc. Class A........................        2,000         52,375
 Carpenter Technology Corp.............................        6,400        339,200
 Carter-Wallace, Inc...................................       15,700        279,656
 *Castle & Cooke, Inc..................................        7,400        139,675
 *Charming Shoppes, Inc................................       49,800        254,447
 Chartwell Re Corp.....................................        4,500        133,031
 Chesapeake Corp.......................................       10,800        383,400
 Chesapeake Energy Corp................................       44,000        189,750
 Chiquita Brands International, Inc....................       29,300        393,719
 *Chris-Craft Industries, Inc..........................       11,371        597,688
 *Circus Circus Enterprises, Inc.......................       44,600        791,650
 *Cirrus Logic, Inc....................................       31,900        318,003
 Citizens Corp.........................................        1,900         61,037
 Cleveland Cliffs, Inc.................................        5,300        280,569
 *Coeur d'Alene Mines Corp. ID.........................       10,300         90,769
 Commercial Metals Co..................................        7,000        214,812
 Commonwealth Bancorp, Inc.............................        7,600        179,787
 Commonwealth Industries, Inc..........................        7,500        110,625
 Comsat Corp. Series 1.................................        5,100        177,862
 *Consolidated Freightways Corp........................       10,300        152,569
 Coors (Adolph) Co. Class B............................       16,800        630,525
 *Credit Acceptance Corp...............................       18,800        194,462
 Cubic Corp............................................        1,800         52,875
 Curtiss-Wright Corp...................................        2,000         83,500
 *Cypress Semiconductor Corp...........................       42,600        364,762
 Cyprus Amax Minerals Co., Inc.........................       43,800        695,325
 *DSC Communications Corp..............................       52,100        890,584
 Darden Restaurants, Inc...............................       32,500        501,719
 *Detroit Diesel Corp..................................        4,300        105,350
 Dime Community Bancorp, Inc...........................        5,800        166,931
 Dimon, Inc............................................        3,500         47,250
 *Discount Auto Parts, Inc.............................        7,600        195,225
 *EEX Corp.............................................       59,500        587,562
 *Eagle Hardware & Garden, Inc.........................       13,600        247,775
 *Electroglas, Inc.....................................        9,100        124,556
 *Equity Corp. International...........................        1,000         23,750
 Ethyl Corp............................................       32,100        226,706
 *Evans & Sutherland Computer Corp.....................        4,300        108,172
 Exide Corp............................................       10,000        180,625
 *Extended Stay America, Inc...........................       44,900        493,900
 *FSI International, Inc...............................       10,600        120,906
 *Fairchild Corp. Class A..............................        6,600        130,762
 Farmer Brothers Co....................................        1,000        198,219
 Fina, Inc. Class A....................................        5,800        372,650
 Financial Security Assurance Holdings, Ltd............        7,200        426,600
 Fingerhut Companies, Inc..............................       10,800        316,575
 First Hawaiian, Inc...................................       14,900        562,475
 First Savings Bank....................................        4,700        119,997
 Fleming Companies, Inc................................       17,700        337,406
 Florida East Coast Industries, Inc....................        3,300        411,675
 Florida Rock Industries, Inc..........................        4,400        136,950
 Foster Wheeler Corp...................................       19,100        484,662
 *Friedmans, Inc. Class A..............................        6,100        120,475

THE U.S. 4-10 VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Fund American Enterprises Holdings, Inc...............        1,500   $    219,844
 *General Semiconductor, Inc...........................        8,500        114,750
 *Genesis Health Ventures, Inc.........................       16,000        405,000
 Geon Co...............................................       10,900        235,712
 Gerber Scientific, Inc................................        1,000         25,187
 *Gibson Greetings, Inc................................        7,700        184,800
 Glatfelter (P.H.) Co..................................       19,800        322,987
 *Glenayre Technologies, Inc...........................       28,300        434,228
 *Global Industrial Technologies, Inc..................       10,300        174,456
 *Golden State Bancorp, Inc............................       10,000        383,125
 *Grand Casinos, Inc...................................       18,700        328,419
 Granite Construction, Inc.............................        4,700        132,775
 Great Atlantic & Pacific Tea Co., Inc.................       17,900        572,800
 Guarantee Life Companies, Inc.........................        3,600         97,200
 *HS Resources, Inc....................................        5,100         73,631
 *Haemonetics Corp.....................................        6,300         96,075
 *Handleman Co.........................................       11,400        139,650
 Harleysville Group, Inc...............................        6,800        164,262
 Harman International Industries, Inc..................        8,700        370,294
 *Hartmarx Corp........................................       11,900         93,712
 Heilig-Meyers Co......................................       26,800        321,600
 Helmerich & Payne, Inc................................       15,700        396,425
 *Highlands Insurance Group, Inc.......................        6,100        127,337
 *Hollywood Park, Inc..................................        5,000         64,687
 *Homebase, Inc........................................       17,600        152,900
 *Hutchinson Technology, Inc...........................        3,900         97,744
 IBP, Inc..............................................       43,400        840,875
 *IVAX Corp............................................       57,000        523,687
 *Imation Corp.........................................       19,000        345,562
 Imperial Holly Corp...................................        5,200         50,050
 *Information Resources, Inc...........................        5,800        100,594
 Ingles Market, Inc. Class A...........................        4,200         52,237
 Inland Steel Industries, Inc..........................       11,400        326,325
 *Intergraph Corp......................................       22,500        197,578
 International Multifoods Corp.........................        7,400        220,150
 *International Rectifier Corp.........................       19,600        207,025
 *International Speciality Products, Inc...............        1,000         17,312
 Interpool, Inc........................................        6,400         94,800
 J & L Specialty Steel, Inc............................       18,100        126,700
 JSB Financial, Inc....................................        2,000        116,250
 John Alden Financial Corp.............................        6,100        134,962
 *Just for Feet, Inc...................................        6,000        131,625
 Justin Industries, Inc................................       12,400        196,850
 K2, Inc...............................................        7,800        156,000
 KCS Energy, Inc.......................................       13,800        163,875
 *Kaiser Aluminum Corp.................................       37,000        383,875
 Kellwood Co...........................................       10,100        333,931
 Kimball International, Inc. Class B...................        3,500         85,313
 *Komag, Inc...........................................       24,600        242,156
 LTV Corp..............................................       46,800        511,875
 *Laboratory Corp. of America Holdings, Inc............       28,700         60,988
 Lafarge Corp..........................................        8,500        319,813
 *Lam Research Corp....................................       17,800        423,306
 Landamerica Financial Group, Inc......................        1,800         85,950
 Lennar Corp...........................................       12,200        323,300
 Liberty Corp..........................................        9,600        483,000
 Liberty Financial Companies, Inc......................       18,800        656,825
 Life USA Holdings, Inc................................       10,300        166,409
 Lomak Petroleum, Inc..................................        9,600        116,400
 *Lone Star Steakhouse Saloon..........................       15,700        265,428
                                                            SHARES           VALUE+
                                                         ------------  ------------

 *Longview Fibre Co....................................       24,200   $    399,300
 *Louisiana-Pacific Corp...............................       20,000        398,750
 Luby's Cafeterias, Inc................................        5,700        105,450
 MDC Holdings, Inc.....................................        8,400        127,050
 *MEMC Electronic Materials, Inc.......................        2,500         33,906
 MMI Companies, Inc....................................        8,800        194,700
 *MS Carriers, Inc.....................................        2,400         71,550
 Marcus Corp...........................................        5,300         93,744
 *Mariner Health Group, Inc............................       13,800        206,138
 *Marshall Industries..................................        7,800        241,313
 *Maxxam, Inc..........................................        1,700        100,194
 McClatchey Newspapers, Inc. Class A...................        1,900         56,406
 *Medaphis Corp........................................       35,300        263,647
 *Mesa Air Group, Inc..................................       13,300        106,400
 *Metrocall, Inc.......................................       19,000        114,594
 *Micro Warehouse, Inc.................................       16,200        283,500
 Mikasa, Inc...........................................        8,600        105,888
 Mine Safety Appliances Co.............................        2,100        150,741
 Mississippi Chemical Corp.............................       12,800        214,400
 *Morrison Knudsen Corp................................        7,300         86,688
 Myers Industries, Inc.................................        3,700         78,163
 NAC RE Corp...........................................        8,600        401,513
 NCH Corp..............................................        2,000        127,375
 *NCS Healthcare, Inc..................................        2,300         65,981
 National Presto Industries, Inc.......................        2,100         84,919
 *National Processing, Inc.............................       10,100         99,738
 National Steel Corp. Class B..........................        9,900        155,925
 *Network Equipment Technologies, Inc..................       10,000        156,875
 New Jersey Resources Corp.............................        3,600        129,375
 *Nortek, Inc..........................................        1,800         55,350
 *Novacare, Inc........................................       28,700        315,700
 *Nuevo Energy Co......................................        9,200        299,000
 *OMI Corp.............................................       20,200        185,588
 *Oak Technology, Inc..................................       19,700        107,427
 *Officemax, Inc.......................................       28,800        473,400
 *Offshore Logistics, Inc..............................       10,200        208,463
 Ogden Corp............................................       21,000        599,813
 Ohio Casualty Corp....................................       15,900        770,156
 Olsten Corp...........................................       25,600        318,400
 *On Command Corp......................................        9,200        126,788
 Oregon Steel Mills, Inc...............................       12,000        290,250
 Overseas Shipholding Group, Inc.......................       17,300        335,188
 *Oxford Health Plans, Inc.............................       30,800        530,338
 Oxford Industries, Inc................................        1,800         62,775
 PXRE Corp.............................................        7,500        236,250
 Pacific Century Financial Corp........................       24,500        614,031
 *Paxson Communications Corp...........................       10,700        126,394
 *Paymentech, Inc......................................        4,200         71,400
 Penncorp Financial Group, Inc.........................       13,200        292,050
 Pep Boys - Manny, Moe & Jack..........................       29,800        663,050
 *Perrigo Co...........................................        3,800         41,681
 *Petco Animal Supplies, Inc...........................          500          9,750
 *Pharmerica, Inc......................................        7,000         85,094
 Phillips-Van Heusen Corp..............................       10,700        139,100
 Phoenix Investment Partners, Ltd......................       20,700        194,063
 *Phymatrix Corp.......................................        2,000         18,844
 *Physician Reliance Network, Inc......................        4,200         46,331
 *Picturetel Corp......................................       17,800        167,988
 Pilgrim Pride Corp....................................        6,500        111,313
 Pioneer Standard Electronics, Inc.....................       11,000        137,156
 Pittston Co. Burlington Group.........................        9,600        168,600
 Potlatch Corp.........................................       11,600        508,225

THE U.S. 4-10 VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Presidential Life Corp................................       15,300   $    337,556
 Price Enterprises, Inc................................       11,100        198,066
 Pulte Corp............................................       10,000        533,125
 Quaker State Corp.....................................       16,500        279,469
 Quanex Corp...........................................        6,600        205,013
 RLI Corp..............................................        1,800         93,825
 *Rainforest Cafe, Inc.................................        5,200         72,313
 Rayonier, Inc.........................................       13,400        628,963
 *Read-Rite Corp.......................................       22,700        199,334
 *Rio Hotel & Casino, Inc..............................        1,000         21,750
 *Roberts Pharmaceutical Corp..........................       13,700        226,050
 Rock-Tenn Co. Class A.................................        9,700        142,469
 Rollins Truck Leasing Corp............................        1,950         23,400
 Rouge Industries, Inc. Class A........................        6,700         84,588
 Ruby Tuesday, Inc.....................................        2,000         32,125
 Russell Corp..........................................       17,100        465,975
 *Ryans Family Steak Houses, Inc.......................       19,200        196,200
 Ryland Group, Inc.....................................        6,800        136,425
 *S3, Inc..............................................       23,600        154,138
 *SFX Broadcasting, Inc. Class A.......................        3,900        293,231
 *SFX Entertainment, Inc. Class A......................        3,900        172,331
 Seaboard Corp.........................................          450        119,475
 Selective Insurance Group, Inc........................       13,800        361,388
 *Sensormatic Electronics Corp.........................       34,900        447,156
 *Sequa Corp. Class A..................................        1,800        124,425
 *Sequa Corp. Class B..................................        1,000         84,656
 *Servico, Inc.........................................        5,200         88,400
 *Shiloh Industries, Inc...............................        1,300         27,828
 *Shopko Stores, Inc...................................       12,100        421,988
 *Silicon Valley Group, Inc............................       15,200        276,925
 Skyline Corp..........................................        2,200         64,075
 Smith (A.O.) Corp.....................................        5,500        277,750
 Smith (A.O.) Corp. Convertible Class A................        1,000         50,500
 South Jersey Industries, Inc..........................        5,000        136,563
 Southwestern Energy Co................................       11,600        122,525
 *Spiegel, Inc. Class A Non-Voting.....................        6,900         36,872
 *Sports Authority, Inc................................       14,800        222,925
 Springs Industries, Inc. Class A......................        6,000        336,750
 Standard Pacific Corp. DE.............................       12,500        216,406
 Starrett (L.S.) Co. Class A...........................        1,000         38,688
 Stepan Co.............................................        1,000         31,625
 Stewart & Stevenson Services, Inc.....................       15,600        323,213
 Stone & Webster, Inc..................................        6,000        243,000
 *Stone Container Corp.................................       46,600        827,150
 Sumitomo Bank of California...........................        7,700        289,231
 *Sun Healthcare Group, Inc............................       23,200        390,050
 *Sunrise Medical, Inc.................................       10,100        156,550
                                                            SHARES           VALUE+
                                                         ------------  ------------

 *Swift Energy Corp....................................        2,200   $     39,738
 *Sybase, Inc..........................................       37,500        298,828
 *Syms Corp............................................        4,100         60,988
 TIG Holdings, Inc.....................................       24,100        596,475
 Talbots, Inc..........................................       15,400        439,863
 Tecumseh Products Co. Class A.........................        7,700        385,963
 Tecumseh Products Co. Class B.........................        2,600        137,963
 *Tele-Communications International, Inc. Class A......       13,300        225,684
 Terra Industries, Inc.................................       35,200        356,400
 *Tesoro Petroleum Corp................................       10,500        202,781
 Timken Co.............................................       15,700        590,713
 *Trump Hotels & Casino Resorts, Inc...................        4,500         38,531
 *Ultratech Stepper, Inc...............................        9,700        196,728
 Union Texas Petroleum Holding, Inc....................       39,900      1,097,250
 United Companies Financial Corp.......................       13,500        248,063
 *United States Home Corp..............................        5,500        222,406
 United Wisconsin Services, Inc........................        3,500        108,500
 *VLSI Technology, Inc.................................       22,000        341,688
 Valero Energy Corp....................................       13,000        424,125
 Valhi, Inc............................................       19,400        190,363
 *Value City Department Stores, Inc....................        3,700         65,906
 *Veterinary Centers of America, Inc...................        4,000         74,875
 *Vishay Intertechnology, Inc..........................       27,825        620,845
 *Vitalink Pharmacy Services, Inc......................       12,100        262,419
 *WFS Financial, Inc...................................       13,100        112,578
 *WHX Corp.............................................        7,200         99,000
 Watts Industries, Inc. Class A........................        5,300        123,556
 Webb (Del) Corp.......................................        8,400        203,700
 Weis Markets, Inc.....................................        2,400         84,750
 Wellman, Inc..........................................       14,600        351,313
 Wesco Financial Corp..................................        1,400        497,700
 West, Inc.............................................        4,300        126,850
 Westcorp, Inc.........................................       12,300        149,138
 Xtra Corp.............................................        7,200        378,000
 Yankee Energy Systems, Inc............................        4,900        117,600
 *Yellow Corp..........................................       13,400        252,088
 *Zale Corp............................................        1,000         30,938
 Zenith National Insurance Corp........................        4,100        117,363
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $76,302,543)...................................                  75,446,932
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $76,302,543)++.................................                $ 75,446,932
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                           THE U.S. 6-10 VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                                    SHARES            VALUE+
                                                                ----------    --------------
COMMON STOCKS -- (98.7%)
  *3-D Systems Corp.........................................       129,900    $    1,510,088
  *3D0 Co...................................................       117,800           445,431
  AAR Corp..................................................        29,300           774,619
  *ABC Rail Products Corp...................................        17,200           322,500
  *ABT Building Products Corp...............................       105,800         1,527,488
  *ACT Networks, Inc........................................       103,000         1,287,500
  *ACX Technologies, Inc....................................       286,900         6,509,044
  *AEP Industries, Inc......................................        51,950         1,422,131
  *AG Associates, Inc.......................................        67,800           186,450
  *AG Services America, Inc.................................         2,900            51,838
  *#APS Holding Corp. Class A...............................       167,300           146,388
  ASB Financial Corp........................................           500             7,344
  *ATL Ultrasound, Inc......................................       100,827         4,565,573
  #Aames Financial Corp.....................................       361,000         5,211,938
  *#Aasche Transportation Services, Inc.....................        48,800           308,050
  Abington Bancorp, Inc.....................................        41,600           759,200
  Abrams Industries, Inc....................................        10,000            72,500
  *Abraxas Petroleum Corp...................................        88,200           843,413
  *Accell International Corp................................        75,700           235,380
  *Acceptance Insurance Companies, Inc......................       168,100         3,866,300
  *Acclaim Entertainment, Inc...............................        77,700           497,766
  Aceto Corp................................................        81,660         1,194,278
  *Acme Electric Corp.......................................        40,100           197,994
  *Acme Metals, Inc.........................................       210,400         1,656,900
  *Acme United Corp.........................................         8,700            41,325
  *Active Voice Corp........................................        49,900           580,088
  *Adam Software, Inc.......................................         3,000            12,000
  *#Advanced Health Corp....................................        83,500         1,043,750
  *Advanced Magnetics, Inc..................................        50,700           554,531
  *Advanced Marketing Services, Inc.........................        61,500         1,126,219
  Advest Group, Inc.........................................        80,200         2,100,238
  *Advocat, Inc.............................................        47,800           388,375
  *Aerovox, Inc.............................................        60,800           197,600
  Affiliated Community Bancorp..............................        20,500           782,844
  *Affinity Technology Group, Inc...........................        17,400            21,750
  *Air Methods Corp.........................................        91,700           372,531
  *Airtran Holdings, Inc....................................        14,600           105,166
  Alamo Group, Inc..........................................        61,000         1,010,313
  *Alaska Air Group, Inc....................................        53,500         2,477,719
  *Alba-Waldensian, Inc.....................................         4,700            45,825
  Albank Financial Corp.....................................       118,880         6,152,040
  *Aldila, Inc..............................................       178,100         1,107,559
  Alfa Corp.................................................       132,700         2,595,944
  Alico, Inc................................................        79,100         1,646,269
  *Alkermes, Inc............................................        51,800         1,136,363
  *All American Semiconductor, Inc..........................        23,600            45,356
  *Allegheny Teledyne, Inc..................................        79,588         1,850,421
  Allen Organ Co. Class B...................................         5,000           205,000
  *Allen Telecom, Inc.......................................        86,000         1,032,000
  Alliance Bancorp..........................................        88,258         2,402,272
  *Alliance Entertainment Corp..............................        67,600             2,113
  *Alliance Semiconductor Corp..............................       414,900         2,022,638
  *Allied Healthcare Products, Inc..........................       128,000           680,000
  *Allied Holdings, Inc.....................................        94,600         1,702,800
  Allied Life Financial Corp................................        31,600           841,350

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Allied Research Corp.....................................        49,500    $      615,656
  *Allin Communications Corp................................        90,000           410,625
  *Allou Health & Beauty Care, Inc. Class A.................        46,900           551,075
  *Allstars Systems, Inc....................................        68,500           286,844
  *Allstate Financial Corp..................................        20,900           135,197
  *Aloette Cosmetics, Inc...................................        17,300            84,878
  *#Alpha Beta Technology, Inc..............................        60,000           159,375
  *Alpha Industries, Inc....................................        34,200           568,575
  *Alpha Microsystems, Inc..................................        28,500            83,719
  *Alpha Technologies Group, Inc............................        74,400           358,050
  Alpharma, Inc. Class A....................................       131,000         2,849,250
  *Altron, Inc..............................................       128,400         1,416,413
  *Amax Gold, Inc...........................................        39,000           124,313
  Ambanc Holding Co., Inc...................................        23,200           440,075
  Amcast Industrial Corp....................................       112,800         2,432,250
  Amcore Financial, Inc.....................................        44,650         1,093,925
  *America West Holdings Corp. Class B......................       306,900         8,689,106
  American Bank of Connecticut..............................        46,600         1,304,800
  *American Banknote Corp...................................       212,500           823,438
  American Biltrite, Inc....................................        40,100         1,215,531
  American Business Products, Inc...........................       195,000         4,338,750
  *American Classic Voyages Co..............................         1,100            18,356
  *American Eagle Group, Inc................................        75,600             2,457
  *American Ecology Corp....................................        51,900            68,119
  *American Freightways Corp................................       472,000         5,457,500
  American Heritage Life Investment Corp....................       239,600         5,031,600
  *American Homepatient, Inc................................       163,700         2,731,744
  American Indemnity Financial Corp.........................        14,200           174,838
  *American Medical Electronics, Inc. (Escrow-Bonus)........        20,800                 0
  *American Medical Electronics, Inc. (Escrow-Earnings).....        20,800                 0
  *American Mobile Satellite Corp...........................       217,200         2,484,225
  *American Oncology Resources, Inc.........................       103,500         1,326,094
  *American Pacific Corp....................................        90,400           968,975
  *American Pad & Paper Co..................................       192,500         1,275,313
  *American Physicians Services Group, Inc..................        42,400           304,750
  *American Residential Services, Inc.......................        21,000           242,813
  *American Software, Inc. Class A..........................       151,900         1,172,478
  *American Technical Ceramics Corp.........................        43,200           407,700
  *#American United Global, Inc.............................        22,100            30,042
  American Vanguard Corp....................................         7,040            43,120
  *American Waste Services, Inc. Class A....................       200,900           941,719
  American Woodmark Corp....................................        35,010           967,151
  Americana Bancorp, Inc....................................        23,300           470,369
  *Amerihost Properties, Inc................................        70,000           345,625
  *Ameripath, Inc...........................................        40,000           573,750
  *Ameristar Casinos, Inc...................................        88,000           473,000
  Ameron, Inc...............................................        39,900         2,398,988
  Amerus Life Holdings, Inc. Class A........................       159,921         5,117,472
  *Ames Department Stores, Inc..............................       177,000         4,364,156
  *Amistar Corp.............................................        42,300           150,033

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  Ampco-Pittsburgh Corp.....................................       133,100    $    1,963,225
  *Amrep Corp...............................................        76,592           631,884
  *Amresco, Inc.............................................        10,000           337,500
  *Amtech Corp..............................................       232,900         1,091,719
  *Amtran, Inc..............................................       118,000         2,271,500
  Amwest Insurance Group, Inc...............................        30,855           480,181
  *Anadigics, Inc...........................................        56,100           811,697
  Analogic Corp.............................................        79,500         3,604,828
  Analysis & Technology, Inc................................        28,800           563,400
  *Anaren Microwave, Inc....................................        35,800           598,531
  Anchor Bancorp Wisconsin, Inc.............................        59,350         2,500,119
  Andover Bancorp, Inc. DE..................................        71,825         2,451,028
  Angelica Corp.............................................       163,400         3,676,500
  *#Ann Taylor Stores Corp..................................       395,900         8,635,569
  *Ansaldo Signal N.V.......................................        60,100           240,400
  *Antec Corp...............................................       348,000         6,666,375
  *Apertus Technologies, Inc................................       107,400           137,606
  *Apogee, Inc..............................................       104,800           235,800
  *Applied Extrusion Technologies, Inc......................       117,700           879,072
  *#Applied Magnetics Corp..................................       205,300         1,154,813
  *Applied Microsystems Corp................................        38,900           159,247
  *Applied Signal Technologies, Inc.........................        90,500         1,074,688
  *Apria Healthcare Group, Inc..............................       134,800         1,027,850
  *#Arcadia Financial, Ltd..................................       521,200         3,909,000
  Arch Coal, Inc............................................        54,000         1,306,125
  *Arch Communications Group, Inc...........................       287,400         1,329,225
  Arctic Cat, Inc...........................................       191,700         1,737,281
  *Ardent Software, Inc.....................................         3,000            36,938
  *#Argosy Gaming Corp......................................       355,800         1,289,775
  *Arkansas Best Corp.......................................       219,000         2,121,563
  Arnold Industries, Inc....................................       198,500         3,113,969
  *Arrow Automotive Industries, Inc.........................        21,600            45,900
  Arrow Financial Corp......................................         5,495           173,093
  *Artisoft, Inc............................................       157,400           469,741
  Arvin Industries, Inc.....................................        50,600         1,875,363
  *Asahi/Amer, Inc..........................................         5,400            34,425
  *Asante Technologies, Inc.................................        94,200           235,500
  *Ascent Entertainment Group, Inc..........................       273,496         3,504,168
  *Aseco Corp...............................................        37,500           187,500
  *Ashworth, Inc............................................         7,400            93,656
  *Associated Group, Inc. Class A...........................         6,800           238,425
  *Astec Industries, Inc....................................        94,800         3,110,625
  Astoria Financial Corp....................................       156,708         8,623,837
  Astro-Med, Inc............................................        49,675           378,772
  *Astronics Corp...........................................        20,625           248,789
  *Asyst Technologies, Inc..................................        55,300           914,178
  Atalanta Sosnoff Capital Corp.............................        43,000           444,781
  *Atchison Casting Corp....................................       151,300         2,732,856
  *Athey Products Corp......................................        17,140            80,344
  *Atkinson (Guy F.) of California..........................        87,900             6,867
  *Atlantic Gulf Communities Corp...........................       124,000           375,875
  *Atlantic Tele-Network, Inc...............................        58,480           884,510
  *Atlantis Plastics, Inc...................................        60,000           480,000
  Atrion Corp...............................................        37,750           377,500
  *Au Bon Pain, Inc. Class A................................       115,500         1,068,375
  *Audiovox Corp. Class A...................................       257,000         1,317,125
  *Ault, Inc................................................        41,700           248,897
  *Aura Systems, Inc........................................        40,000           113,750
  *Auspex Systems, Inc......................................       322,800         1,825,838
  *Autoimmune, Inc..........................................       178,900           503,156
  *Autoinfo, Inc............................................        71,700            20,166
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Autologic Information International, Inc.................         7,100    $       47,925
  *#Avatar Holdings, Inc....................................        35,300           955,306
  *#Avatex Corp.............................................       189,340           414,181
  *Avecor Cardiovascular, Inc...............................        45,100           312,881
  *Aviall, Inc..............................................       117,500         1,718,438
  *Avid Technology, Inc.....................................        78,400         3,177,650
  *Avigen, Inc..............................................       119,500           414,516
  *Avondale Financial Corp..................................        19,300           343,178
  *Avondale Industries, Inc.................................       152,000         4,289,250
  *Aydin Corp...............................................        54,300           515,850
  *Aztar Corp...............................................       559,700         3,917,900
  *BCT International, Inc...................................         7,800            23,888
  BEI Electronics, Inc......................................        86,000           384,313
  BEI Technologies, Inc.....................................        86,000         1,596,375
  *BF Enterprises, Inc......................................         2,300            19,263
  *BFX Hospitality Group, Inc...............................        89,400           206,738
  *BI, Inc..................................................       107,300         1,032,763
  *#BPI Packaging Technologies, Inc.........................        78,200            76,978
  *BRC Holdings, Inc........................................       145,400         2,708,075
  BSB Bancorp, Inc..........................................       104,700         3,291,506
  BT Financial Corp.........................................        57,824         1,588,353
  *BT Office Products International, Inc....................       339,500         4,540,813
  *BTG, Inc.................................................        33,000           316,594
  *BTU International, Inc...................................        75,800           360,050
  *#BWAY Corp...............................................        76,200         1,938,338
  *Back Bay Restaurant Group, Inc...........................        36,200           285,075
  Badger Meter, Inc.........................................        21,200           765,850
  *Badger Paper Mills, Inc..................................        10,400            87,100
  Bairnco Corp..............................................        88,200           837,900
  Baker (J.), Inc...........................................       155,818         1,899,032
  *Baker (Michael) Corp.....................................        62,500           617,188
  Baldwin & Lyons, Inc. Class B.............................         1,600            37,300
  Baldwin Piano & Organ Co..................................        27,000           426,094
  *Baldwin Technology, Inc. Class A.........................       172,600         1,057,175
  *Baltek Corp..............................................         4,500            46,969
  *Bancinsurance Corp.......................................        57,400           369,513
  Bancorp Connecticut, Inc..................................        47,400           953,925
  *Bank Plus Corp...........................................       169,000         2,175,875
  *Bank United Financial Corp. Class A......................        19,900           356,334
  #BankAtlantic Bancorp, Inc. Class A.......................       129,220         1,704,089
  BankAtlantic Bancorp, Inc. Class B........................       123,031         1,683,987
  BankNorth Group, Inc. DE..................................        54,400         1,965,200
  *Banner Aerospace, Inc....................................       310,500         3,667,781
  *Banyan System, Inc.......................................       153,000         1,209,656
  *Barry (R.G.) Corp........................................        18,000           267,750
  *Basin Exploration, Inc...................................       107,000         1,691,938
  Bassett Furniture Industries, Inc.........................       135,350         4,090,108
  Battle Mountain Gold Co...................................       373,400         1,983,688
  Bay View Capital Corp.....................................       104,000         3,350,750
  *Bayou Steel Corp. Class A................................       121,300           780,869
  *Be Aerospace, Inc........................................        18,500           534,766
  *#Beazer Homes USA, Inc...................................       111,200         2,529,800
  *Bel Fuse, Inc............................................        57,800         1,531,700
  *Belco Oil & Gas Corp.....................................        35,000           345,625
  *Bell Industries, Inc.....................................       101,022         1,275,403
  *Bell Microproducts, Inc..................................        99,900           739,884
  *Bell Sports Corp.........................................       223,700         2,097,188
  *Bellwether Exploration Co................................       175,600         1,574,913
  *Ben & Jerry's Homemade, Inc. Class A.....................        70,700         1,383,069

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Benton Oil & Gas Co......................................       251,600    $    2,626,075
  *Berlitz International, Inc...............................        79,100         2,195,025
  *Bertuccis, Inc...........................................        99,100         1,018,872
  *Big 4 Ranch, Inc.........................................        73,300                 0
  Bindley Western Industries, Inc...........................       144,200         5,119,100
  Binks Sames Corp..........................................        30,918         1,298,556
  *Bio Vascular, Inc........................................         7,000            33,469
  *Bio-Rad Laboratories, Inc. Class A.......................        85,800         2,724,150
  *Biosource International, Inc.............................        22,800           151,050
  Birmingham Steel Corp.....................................       401,500         5,621,000
  *Biscayne Apparel, Inc....................................         2,093               654
  *Black Hawk Gaming & Development, Inc.....................        34,100           342,066
  Blair Corp................................................       127,100         3,781,225
  *Bluegreen Corp...........................................       213,798         1,790,558
  Bob Evans Farms, Inc......................................       246,100         5,237,316
  *Boca Research, Inc.......................................        98,700           508,922
  *Bombay Co., Inc..........................................       399,000         1,745,625
  *Bon-Ton Stores, Inc......................................       131,900         2,225,813
  *Books-a-Million, Inc.....................................       199,000         1,013,656
  *Borland International, Inc...............................        58,700           486,109
  *Boston Biomedical, Inc...................................        26,700           130,163
  *#Boston Chicken, Inc.....................................       538,000         1,101,219
  Bostonfed Bancorp, Inc....................................        15,000           352,500
  Bowl America, Inc. Class A................................        45,000           405,000
  Bowne & Co., Inc..........................................        57,016         2,440,998
  *Boyd Gaming Corp.........................................       353,000         2,360,688
  *Brauns Fashions Corp.....................................        22,200           266,400
  *Brazos Sportswear, Inc...................................         4,190            19,903
  Brenton Banks, Inc........................................         1,729            35,611
  *Brite Voice Systems, Inc.................................        19,300           208,681
  *Broadway & Seymour, Inc..................................        76,900           456,594
  *Brookstone, Inc..........................................       111,300         1,572,113
  *Brothers Gourmet Coffees, Inc............................       103,461           109,927
  *Brown & Sharpe Manufacturing Co. Class A.................       173,600         2,300,200
  *Brown (Tom), Inc.........................................       135,000         2,252,813
  Brown Group, Inc..........................................       297,200         5,331,025
  Brush Wellman, Inc........................................       166,000         4,046,250
  *Buckhead America Corp....................................        15,700           118,731
  *Buffets, Inc.............................................       246,200         4,016,138
  *#Builders Transport, Inc.................................        61,600            12,513
  *Building Materials Holding Corp..........................       197,000         2,721,063
  *Bull Run Corp. GA........................................        84,500           398,734
  Burlington Coat Factory Warehouse Corp....................       364,500         7,312,781
  *Burlington Industries, Inc...............................         2,000            35,125
  *Business Resource Group..................................        57,200           193,050
  *Butler International, Inc................................        23,200           561,150
  Butler Manufacturing Co...................................        73,900         2,586,500
  *Buttrey Food & Drug Stores Co............................       111,400         1,660,556
  *C ATS Software, Inc......................................        72,200           406,125
  *C-COR Electronics, Inc...................................        12,000           189,750
  *C.P. Clare Corp..........................................       108,000         1,329,750
  *CCA Industries, Inc......................................        34,800            97,331
  *CEM Corp.................................................        23,400           311,513
  *CFM Technologies, Inc....................................        15,600           178,425
  *CMC Industries, Inc......................................        61,400           564,113
  *CML Group, Inc...........................................       326,300         1,060,475
  CNA Surety Corp...........................................       110,600         1,790,338
  CNB Bancshares, Inc.......................................        21,714         1,004,273
  *CNS Income...............................................       194,400           801,900
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *CPAC, Inc................................................        74,100    $      810,469
  CPB, Inc..................................................       107,000         2,046,375
  CPI Corp..................................................       112,400         2,880,250
  *CSP, Inc.................................................        32,120           326,219
  *CSS Industries, Inc......................................        23,200           759,800
  CTS Corp..................................................       161,200         5,037,500
  Cadmus Communications Corp................................        94,100         2,387,788
  *Caere Corp...............................................        33,900           475,659
  Cal-Maine Foods, Inc......................................         3,000            16,031
  *Calcomp Technology, Inc..................................        89,600           291,200
  *#Caldor Corp.............................................       111,100            68,882
  Calgon Carbon Corp........................................       144,700         1,546,481
  *California Amplifier, Inc................................        68,100           178,763
  *California Microwave, Inc................................       157,700         3,375,766
  #Calmat Co................................................       272,500         6,846,563
  *Calumet Bancorp, Inc.....................................        27,000           995,625
  *Cameron Ashley Building Products, Inc....................       108,800         1,890,400
  Cameron Financial Corp....................................        12,200           251,625
  *Campo Eletronics, Appliances & Computers, Inc............        43,900            14,405
  *Canandaigua Wine Co., Inc. Class A.......................        93,100         4,291,328
  *Canisco Resources, Inc...................................         5,700            18,525
  *Cannon Express, Inc. Class A.............................         6,900            59,081
  *#Cannondale Corp.........................................        50,100           704,531
  Cape Cod Bank & Trust Co..................................        11,200           448,000
  *Capital Pacific Holdings, Inc............................       133,000           548,625
  Capitol Bancorp, Ltd......................................        34,727           915,925
  Capitol Transamerica Corp.................................        68,300         1,406,553
  *Cardiotech International, Inc............................        15,572            32,117
  *Cardiovascular Dynamics, Inc.............................       122,400           803,250
  *Care Group, Inc..........................................        71,130            21,117
  *Caretenders Healthcorp...................................         5,900            42,406
  *Carlyle Industries, Inc..................................        10,231            14,707
  *Carmike Cinemas, Inc. Class A............................       120,100         3,145,119
  Carnegie Bancorp..........................................        18,195           651,608
  *Carnegie Group, Inc......................................        61,400           234,088
  Carolina First Corp.......................................        74,990         2,078,629
  *Carr-Gottstein Foods Co..................................       100,657           723,472
  *Carson, Inc..............................................        20,500           125,563
  Carter-Wallace, Inc.......................................       325,500         5,797,969
  *Carver Corp. WA..........................................        16,200             6,328
  Cascade Corp..............................................        96,300         1,649,138
  *Casco International, Inc.................................         1,911             6,748
  Cash America International, Inc...........................       239,200         4,036,500
  *Casino America, Inc......................................       323,400         1,288,547
  *Casino Data Systems......................................       206,300           709,156
  *Casino Magic Corp........................................       239,900           472,303
  *Castle & Cooke, Inc......................................       258,800         4,884,850
  Castle Energy Corp........................................        45,800           921,725
  *Catalina Lighting, Inc...................................        85,700           326,731
  *#Catalyst Semiconductor, Inc.............................        92,400            59,194
  *Catherines Stores Corp...................................       114,400         1,133,275
  Cato Corp. Class A........................................       371,700         5,598,731
  Cavalier Homes, Inc.......................................        29,600           331,150
  *Cayenne Software, Inc....................................        52,100           106,642
  *Ceanic Corp..............................................       121,500         1,792,125
  *Celadon Group, Inc.......................................       100,000         1,437,500
  *Celebrity, Inc...........................................       105,300           144,788
  *Cell Genesys, Inc........................................        35,500           300,641
  *Cellpro, Inc.............................................       151,600           530,600
  Cenit Bancorp, Inc........................................        54,900         1,338,188

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Centennial Cellular Corp. Class A........................       166,800    $    5,832,788
  *Centigram Communications Corp............................        86,800         1,090,425
  Central Co-Operative Bank Somerville, MA..................        24,100           685,344
  *Central Reserve Life Corp................................        26,600           194,513
  *Central Sprinkler Corp...................................        39,700           367,225
  Centris Group, Inc........................................       144,800         1,900,500
  Century Aluminum Co.......................................       138,000         2,065,688
  *Cephalon, Inc............................................        48,600           513,338
  *Ceradyne, Inc............................................        70,700           371,175
  *Cerion Technologies, Inc.................................        81,500           145,172
  *Charming Shoppes, Inc....................................     1,221,500         6,241,102
  *Chart House Enterprises, Inc.............................       120,100         1,005,838
  Chartwell Re Corp.........................................       106,100         3,136,581
  *Chase Industries, Inc....................................        34,500         1,067,344
  *Check Technology Corp....................................        70,700           331,406
  *#Checkers Drive-In Restaurant, Inc.......................           100               117
  *Checkmate Electronics, Inc...............................        62,000           490,188
  *Checkpoint System, Inc...................................       306,500         5,402,063
  Chemed Corp...............................................        82,200         3,025,988
  *Chemfab Corp.............................................        16,050           366,141
  Chemfirst, Inc............................................        72,500         1,862,344
  *Cherry Corp. Class A.....................................        48,700           833,988
  *Cherry Corp. Class B.....................................        32,500           562,656
  Chesapeake Corp...........................................        39,600         1,405,800
  #Chesapeake Energy Corp...................................     1,292,600         5,574,338
  Chester Valley Bancorp....................................           794            25,507
  Chic by His, Inc..........................................       125,700         1,052,738
  Chicago Rivet & Machine Co................................        11,800           386,450
  *Childtime Learning Centers, Inc..........................        38,300           777,969
  Chiquita Brands International, Inc........................         5,589            75,102
  *Chock Full O' Nuts Corp..................................       125,323           947,755
  *Christiana Companies, Inc................................        60,000         2,343,750
  *Chrysalis International Corp.............................        87,700           149,364
  *Cidco, Inc...............................................       197,200         1,589,925
  *Ciprico, Inc.............................................        52,200           655,763
  *Circon Corp..............................................        26,500           364,375
  *Circuit City Stores, Inc. - Carmax Group.................       272,500         2,639,844
  *Circuit Systems, Inc.....................................        53,000           215,313
  *Cirrus Logic, Inc........................................       242,600         2,418,419
  *Citadel Holding Corp.....................................        73,300           366,500
  *Citation Computer System, Inc............................        11,200            67,200
  *Citation Corp............................................       191,000         3,688,688
  Citfed Bancorp, Inc.......................................        72,600         3,546,056
  Citizens Banking Corp.....................................        90,350         3,145,309
  *Citizens, Inc. Class A...................................        43,400           263,113
  *Civic Bancorp............................................        37,695           699,713
  *Clean Harbors, Inc.......................................       117,500           317,617
  Cleveland Cliffs, Inc.....................................       131,300         6,950,694
  *Clintrials Research, Inc.................................       286,300         1,565,703
  *Coast Distribution System................................        85,100           329,763
  Coastal Bancorp, Inc......................................        51,400         1,998,175
  *Coastal Physician Group, Inc.............................       197,900            98,950
  *Coastcast Corp...........................................        44,800           834,400
  *Cobra Electronic Corp....................................        64,300           347,622
  *Code-Alarm, Inc..........................................        23,200            53,650
  *Coeur d'Alene Mines Corp. ID.............................       252,800         2,227,800
  *#Coffee People, Inc......................................        52,000           175,500
  *#Coherent, Inc...........................................        97,600         2,250,900
  *Coho Energy, Inc.........................................       270,200         2,237,594
  *#Cohr, Inc...............................................        67,400           482,331
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Cold Metal Products, Inc.................................        40,000    $      197,500
  Collagen Corp.............................................       107,300         2,099,056
  Collins Industries, Inc...................................        28,200           147,169
  *Columbia Banking System, Inc.............................        49,045         1,220,007
  *Columbus Energy Corp.....................................        50,932           378,807
  *Comdial Corp.............................................        91,800         1,061,438
  Commercial Bancshares, Inc................................        25,247           628,019
  Commercial Bank of New York...............................         8,300           213,206
  Commercial Intertech Corp.................................        34,100           647,900
  Commercial Metals Co......................................       154,900         4,753,494
  *Commercial National Financial Corp.......................         9,000           346,500
  Commonwealth Bancorp, Inc.................................       149,400         3,534,244
  Commonwealth Industries, Inc..............................       226,000         3,333,500
  Community Bank System, Inc................................        58,000         1,968,375
  Community Trust Bancorp, Inc..............................        43,370         1,324,140
  *#Comnet Corp.............................................        11,500           156,688
  *Compdent Corp............................................       165,600         2,421,900
  *#Complete Management, Inc................................        47,000           317,250
  *Compucom Systems, Inc....................................       210,300         1,564,106
  *Computer Network Technology Corp.........................       282,000         1,506,938
  *Computer Outsourcing Services, Inc.......................        42,800           419,975
  *Computrac, Inc...........................................        25,900            25,900
  *Comshare, Inc............................................        14,250           120,902
  *Comstock Resources, Inc..................................        23,900           239,000
  *Comtech Telecommunications Corp..........................        26,900           265,638
  *Concord Camera Corp......................................       101,200           635,663
  *Concord Fabrics, Inc. Class A............................        16,400           159,900
  *Cone Mills Corp. NC......................................       262,900         2,530,413
  *Congoleum Corp. Class A..................................         6,200            62,388
  *Conmed Corp..............................................       198,561         4,225,626
  *Conso Products Co........................................        14,000           122,500
  *Consolidated Freightways Corp............................       129,200         1,913,775
  *Continental Can, Inc. DE.................................        38,400         1,411,200
  *Continental Materials Corp...............................         2,300            84,813
  Cooker Restaurant Corp....................................       150,000         1,575,000
  *Cooperative Bankshares, Inc..............................        20,800           384,800
  *Copart, Inc..............................................       134,700         2,399,344
  *Copley Pharmaceutical, Inc...............................       194,700         1,210,791
  *Coram Healthcare Corp....................................       343,900           709,294
  *Corcom, Inc..............................................         4,500            56,813
  *Core, Inc................................................         7,400            76,081
  *Cornerstone Imaging, Inc.................................        86,400           631,800
  *Corrpro Companies, Inc...................................        68,300         1,050,113
  *Cortech, Inc.............................................        71,900            37,073
  *Cosmetic Centers, Inc. Class C...........................         8,646            29,180
  Courier Corp..............................................        15,600           573,300
  *Cover-All Technologies, Inc..............................        31,901            85,235
  Covest Bancshares, Inc....................................        48,825           903,263
  *#Craig Corp..............................................        38,600           501,800
  *Craig Corp. Class A......................................        38,600           492,150
  *Creative Computers, Inc..................................        26,500           215,313
  *#Credit Acceptance Corp..................................       186,000         1,923,938
  *Criticare Systems, Inc...................................        86,000           263,375
  Cross (A.T.) Co. Class A..................................       185,300         2,142,531
  *Cross-Continent Auto Retailers, Inc......................        61,800           498,263
  *Crowley, Milner & Co.....................................        18,000           110,250
  *Crown Books Corp.........................................        20,300            46,309
  *Crown Central Petroleum Corp. Class A....................        71,000         1,042,813
  *Crown Central Petroleum Corp. Class B....................        59,400           857,588

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  Crown Crafts, Inc.........................................        82,600    $    1,171,888
  *Crown Vantage, Inc.......................................       128,820         1,320,405
  *Crown-Andersen, Inc......................................        20,000            87,500
  Cubic Corp................................................       107,650         3,162,219
  *Cuisine Solutions, Inc...................................        12,000            12,000
  Culp, Inc.................................................        11,200           196,000
  Curtiss-Wright Corp.......................................        94,900         3,962,075
  *Cyberoptics Corp.........................................        46,800           797,063
  *Cybex International, Inc.................................        43,300           438,413
  *Cypress Semiconductor Corp...............................        12,000           102,750
  *Cyrk, Inc................................................       193,500         2,291,766
  *Cytotherapeutics, Inc....................................       120,600           231,778
  *Cytrx Corp...............................................        86,000           220,375
  D&N Financial Corp........................................        54,670         1,411,169
  *DII Group, Inc...........................................        22,400           420,700
  *DIY Home Warehouse, Inc..................................        84,800           214,650
  *DM Management Co.........................................        32,300           989,188
  *DSP Technology, Inc......................................        18,800           160,388
  DT Industries, Inc........................................       114,700         3,362,144
  *DVI, Inc.................................................        96,700         2,060,919
  *Dailey International, Inc................................        60,000           412,500
  *Dairy Mart Convenience Stores, Inc. Class A..............         9,000            38,250
  *Dakotah, Inc.............................................         5,000             4,297
  *Damark International, Inc. Class A.......................        95,800           952,013
  Dames & Moore, Inc........................................       220,300         2,850,131
  *Dan River, Inc. (GA) Class A.............................       155,000         2,964,375
  Daniel Industries, Inc....................................       145,700         2,959,531
  *Data Broadcasting Corp...................................       237,170         1,593,486
  *Data I/O Corp............................................        84,400           400,900
  *#Data Race, Inc..........................................        29,800            30,731
  *Data Systems & Software, Inc.............................        86,800           482,825
  *Data Systems Network Corp................................         3,228            10,188
  *Data Translation, Inc....................................         8,250            15,727
  *Dataflex Corp............................................        66,500           264,961
  *Datakey, Inc.............................................        19,100           108,631
  *Dataram Corp.............................................        31,160           377,815
  *Datascope Corp...........................................        24,000           669,750
  *Dataware Technologies, Inc...............................        65,700           211,472
  *Datron Systems, Inc......................................        30,000           228,750
  *#Datum, Inc..............................................        57,500           849,922
  *Daw Technologies, Inc....................................       116,900           332,434
  *Dawson Geophysical Co....................................        45,700           729,772
  *Dawson Production Services, Inc..........................       130,000         1,454,375
  *Daxor Corp...............................................        52,000           708,500
  *DeGeorge Financial Corp..................................        19,900            26,666
  Deb Shops, Inc............................................       142,000         1,118,250
  *Deckers Outdoor Corp.....................................       100,100           719,469
  Decorator Industries, Inc.................................        16,666           206,242
  Defiance, Inc.............................................        73,100           630,488
  *Del Global Technologies Corp.............................        85,877           976,851
  Delta Natural Gas Co., Inc................................        26,100           448,594
  Delta Woodside Industries, Inc............................       278,200         1,651,813
  *Denamerica Corp..........................................        22,600            66,388
  *Depotech Corp............................................        53,800            89,947
  *Designs, Inc.............................................       178,800           273,788
  *Detection Systems, Inc...................................        49,500           504,281
  *Detrex Corp..............................................        12,800           167,200
  *#Detroit Diesel Corp.....................................       228,400         5,595,800
  *Devcon International Corp................................        50,800           158,750
  *Devlieg-Bullard, Inc.....................................        46,300           120,091
  *Diamond Home Services, Inc...............................       140,000           776,563
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Diamond Multimedia Systems, Inc..........................       253,400    $    1,948,013
  *Dianon Systems, Inc......................................        40,000           372,500
  *Digi International, Inc..................................       124,000         2,832,625
  *Digital Link Corp........................................        20,400           179,775
  Dime Community Bancorp, Inc...............................       135,000         3,885,469
  Dime Financial Corp.......................................        38,900         1,371,225
  Dimon, Inc................................................       240,000         3,240,000
  *Discount Auto Parts, Inc.................................       172,100         4,420,819
  Dixie Group, Inc..........................................       122,400         1,568,250
  *Dixon Ticonderoga Co.....................................        27,250           361,063
  *Dominion Bridge Corp.....................................       179,500           221,570
  *Dominion Homes, Inc......................................        70,100           893,775
  Donegal Group, Inc........................................        52,833         1,396,772
  *Donnelley Enterprise Solutions, Inc......................        35,100           728,325
  Donnelly Corp. Class A....................................        78,250         1,731,281
  *Donnkenny, Inc...........................................       157,300           535,803
  *Dotronix, Inc............................................         1,000             1,453
  Downey Financial Corp.....................................       271,613         8,997,181
  *Dravo Corp...............................................       128,700         1,447,875
  *Dress Barn, Inc..........................................       154,923         4,521,815
  *Drug Emporium, Inc.......................................       188,400           735,938
  *Drypers Corp.............................................        49,400           355,063
  *Duckwall-Alco Stores, Inc................................        58,000         1,051,250
  *Durakon Industries, Inc..................................       107,400         1,134,413
  Dyersburg Corp............................................       161,500         1,140,594
  *Dynamics Research Corp...................................        85,636         1,011,575
  *E-Z-Em, Inc. Class A.....................................        43,200           302,400
  *E-Z-Em, Inc. Class B.....................................         3,843            22,578
  *EA Engineering Science & Technology, Inc.................        72,025           238,583
  *EA Industries, Inc.......................................        44,400           160,950
  *ECC International Corp...................................        90,500           311,094
  *EFTC Corp................................................        34,700           511,825
  *EIS International, Inc...................................       132,800           771,900
  *ELXSI Corp...............................................        27,900           360,956
  EMC Insurance Group, Inc..................................        53,300           806,163
  *ERLY Industries, Inc.....................................        68,520           196,995
  *ESCO Electronics Corp. Trust Receipts....................       193,400         3,469,113
  Eagle Bancshares, Inc.....................................        64,600         1,501,950
  *Eagle Food Centers, Inc..................................       109,700           459,369
  *Eagle Hardware & Garden, Inc.............................       290,100         5,285,259
  *Eagle Point Software Corp................................        80,000           555,000
  Easco, Inc................................................       108,000         1,417,500
  *East/West Communications, Inc............................         2,300             4,600
  Eastern Co................................................        19,600           523,075
  Eaton Vance Corp..........................................       124,446         5,592,292
  Ecology & Environment, Inc. Class A.......................        22,300           217,425
  *Edelbrock Corp...........................................        85,000         1,583,125
  Edo Corp..................................................        31,500           293,344
  *Educational Insights, Inc................................        49,300           101,681
  *Egghead, Inc.............................................       234,625         1,884,332
  *#Einstein/Noah Bagel Corp................................        28,600           136,744
  *Ekco Group, Inc..........................................       229,300         1,805,738
  *El Paso Electric Co......................................       386,700         3,673,650
  *Elcom International, Inc.................................        22,100            90,472
  *Electric Fuel Corp.......................................         3,700            10,638
  *Electro Rent Corp........................................        68,600         1,646,400
  *Electro Scientific Industries, Inc.......................        40,700         1,365,994
  *Electroglas, Inc.........................................       265,200         3,629,925
  *Electromagnetic Sciences, Inc............................        72,250         1,555,633

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  Ellett Brothers, Inc......................................        61,500    $      315,188
  *Emcee Broadcast Products, Inc............................        50,000           157,813
  *Emcon....................................................       102,000           452,625
  *Emergent Group, Inc......................................        18,400            93,150
  *Emerging Communications, Inc.............................       156,400         1,397,825
  *#Empire of Carolina, Inc.................................        87,550            93,022
  *Emulex Corp..............................................        47,150           344,784
  Energen Corp..............................................       245,400         4,984,688
  Engineered Support Systems, Inc...........................        24,500           733,469
  Engle Homes, Inc..........................................       126,700         1,813,394
  Ennis Business Forms, Inc.................................         6,000            66,000
  *Enstar, Inc..............................................        20,866           143,454
  *Environmental Elements Corp..............................        14,500            58,906
  *Environmental Technologies Corp..........................        58,500           378,422
  *Envirotest Systems Corp. Class A.........................        95,600         1,553,500
  *Equinox Systems, Inc.....................................        35,400           840,750
  *Equitex, Inc.............................................         9,400            29,375
  *Equitrac Corp............................................        26,500           518,406
  *Equity Oil Co............................................       142,900           312,594
  Eskimo Pie Corp...........................................        16,400           233,700
  Espey Manufacturing & Electronics Corp....................         3,500            50,969
  *Esterline Technologies Corp..............................       127,200         2,734,800
  Ethyl Corp................................................       188,300         1,329,869
  *Evans & Sutherland Computer Corp.........................        93,000         2,339,531
  *Evans Systems, Inc.......................................        23,585            36,852
  *Evans, Inc...............................................        80,800            75,750
  Evergreen Bancorp, Inc. DE................................        63,100         1,644,544
  *Evergreen Resources, Inc.................................        39,000           704,438
  *Exabyte Corp.............................................       253,000         2,482,563
  *Exar Corp................................................       101,500         2,350,359
  Excel Industries, Inc.....................................       177,600         3,529,800
  *Executone Information Systems, Inc.......................       351,700           763,848
  Exide Corp................................................       250,100         4,517,431
  *Exponent, Inc............................................        69,500           642,875
  *Ezcorp, Inc. Class A Non-Voting..........................       139,100         1,490,978
  FCB Financial Corp........................................        35,600         1,148,100
  FDP Corp..................................................        10,500           129,281
  *FEI Co...................................................        84,600           754,791
  FFLC Bancorp..............................................        50,833         1,026,191
  FFY Financial Corp........................................        42,300         1,401,188
  FNB Rochester Corp........................................        30,300           619,256
  *FPA Corp.................................................        20,100            46,481
  *FSI International, Inc...................................       233,100         2,658,797
  *FTP Software, Inc........................................       355,400           944,031
  Fab Industries, Inc.......................................        67,081         1,819,572
  *Fabri-Centers of America, Inc. Class A...................        35,700         1,053,150
  *Fabri-Centers of America, Inc. Class B...................        35,700           921,506
  *Factory Card Outlet Corp.................................        57,100           442,525
  *Fairchild Corp. Class A..................................       143,900         2,851,019
  Falcon Products, Inc......................................        76,700           997,100
  *Fansteel, Inc............................................        74,700           662,963
  *Farah, Inc...............................................       163,600         1,451,950
  Farmer Brothers Co........................................            84            16,650
  *Farr Co..................................................        34,800           687,300
  Farrel Corp...............................................        62,200           206,038
  Federal Screw Works.......................................         2,000           107,750
  *Fibermark, Inc...........................................        88,950         1,723,406
  *Fiberstars, Inc..........................................        12,300            64,575
  Fidelity Bancorp, Inc. Delaware...........................        32,700           788,888
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Filenes Basement Corp....................................       246,200    $    1,523,363
  Financial Bancorp., Inc...................................        25,000           678,125
  *Finish Line, Inc. Class A................................        27,500           651,406
  First Albany Companies, Inc...............................        30,309           441,375
  First American Financial Corp.............................         3,750           270,469
  First Bell Bancorp, Inc...................................        42,100           860,419
  *First Cash, Inc..........................................        69,700           790,659
  *First Central Financial Corp.............................        49,600               273
  First Citizens Bancshares, Inc. NC........................         7,100           745,500
  First Coastal Bankshares, Inc.............................        51,950           905,878
  First Colorado Bancorp....................................         4,200           119,963
  First Commonwealth Financial Corp.........................         9,700           274,025
  First Defiance Financial Corp.............................       108,600         1,679,906
  First Empire State Corp...................................         3,045         1,546,860
  First Essex Bancorp.......................................        86,400         1,960,200
  *First Federal Bancshares of Arkansas, Inc................        29,100           796,613
  First Federal Capital Corp................................        65,610         2,263,545
  First Federal Savings & Loan Association of East Hartford,
    CT......................................................        31,000         1,139,250
  First Financial Holdings, Inc.............................       100,600         2,298,081
  First Indiana Corp........................................        92,306         2,275,920
  *First Investors Financial Services Group, Inc............        47,000           352,500
  First Keystone Financial, Inc.............................        21,800           419,650
  First Liberty Financial Corp..............................        71,775         1,713,628
  *#First Merchants Acceptance Corp.........................        65,300               653
  First Midwest Financial, Inc..............................        11,400           271,463
  First Mutual Bancorp, Inc.................................        11,900           206,019
  First Northern Capital Corp...............................        98,700         1,357,125
  First Oak Brook Bancshares, Inc. Class A..................        14,500           694,188
  First Palm Beach Bancorp, Inc.............................        55,200         2,421,900
  *First Republic Bank......................................       112,703         3,747,375
  First Savings Bancorp, Inc. North Carolina................        48,000         1,137,000
  First Savings Bank........................................       107,800         2,752,269
  *First Team Sports, Inc...................................        85,600           211,325
  First Western Bancorp, Inc................................        19,200           594,000
  Firstbank of Illinois Co..................................         1,800            76,219
  *FirstFed Financial Corp. DE..............................        97,200         4,768,875
  *Firstwave Technologies, Inc..............................        45,700           219,931
  *Fischer Imaging Corp.....................................       100,600           440,125
  *Fisher Scientific, International, Inc....................        15,100           201,019
  Flag Financial Corp.......................................         6,900           161,719
  Fleming Companies, Inc....................................       383,697         7,314,224
  Flexsteel Industries, Inc.................................        78,400         1,014,300
  Florida Rock Industries, Inc..............................       194,700         6,060,038
  *Florsheim Group, Inc.....................................        88,700           820,475
  Fluke Corp................................................       103,620         3,328,793
  *Fluor Daniel/GTI, Inc....................................        15,822           115,698
  Flushing Financial Corp...................................        85,700         2,292,475
  *Foilmark, Inc............................................        45,800           151,713
  *Foodarama Supermarkets, Inc..............................        12,400           426,250
  *Foothill Independent Bancorp.............................        39,842           717,156
  *Forcenergy, Inc..........................................           800            14,900
  *Foster (L.B.) Co. Class A................................       128,300           673,575
  *Four Kids Entertainment, Inc.............................        21,800           173,038
  *Four Media Co............................................        74,000           594,313
  Frankfort First Bancorp, Inc..............................        25,650           420,019
  Franklin Bank National Associaton Southfield, MI..........        38,283           646,026

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Franklin Electronic Publishers, Inc......................        86,100    $      925,575
  Freds, Inc. Class A.......................................       121,750         2,861,125
  *Fresh Choice, Inc........................................        64,900           249,459
  *Fresh Foods, Inc.........................................         2,000            33,500
  Friedman Industries, Inc..................................        69,737           462,013
  *Friedmans, Inc. Class A..................................       149,300         2,948,675
  Frisch's Restaurants, Inc.................................        77,405           924,022
  Frozen Food Express Industries, Inc.......................       148,100         1,453,231
  *Funco, Inc...............................................        34,300           557,375
  Fund American Enterprises Holdings, Inc...................         1,000           146,563
  *G-III Apparel Group, Ltd.................................        73,200           441,488
  GA Financial, Inc.........................................        24,900           507,338
  GBC Bancorp...............................................        96,400         2,750,413
  *GC Companies, Inc........................................        71,300         3,556,088
  *GKN Holding Corp.........................................        59,800           175,663
  *GNI Group, Inc...........................................        42,700           281,553
  *GP Strategies Corp.......................................       119,615         1,854,033
  *GT Bicycles, Inc.........................................       102,400           584,000
  *GTI Corp.................................................       113,200           313,069
  *GZA Geoenvironmental Technologies, Inc...................        36,500           189,344
  Gainsco, Inc..............................................       250,500         1,831,781
  *Galey & Lord, Inc........................................       118,500         2,932,875
  *Galileo Corp.............................................        66,100           946,056
  *Galoob Toys, Inc. DE.....................................       160,200         1,772,213
  Gamma Biologicals, Inc....................................        52,000           240,500
  *Gantos, Inc..............................................        84,350           119,935
  Garan, Inc................................................        58,000         1,602,250
  *#Garden Botanika, Inc....................................       110,200           120,531
  *Garden Fresh Restaurant Corp.............................        45,900           823,331
  *Gargoyles, Inc...........................................        86,500           143,266
  *Garnet Resources Corp....................................        39,600               693
  *Gart Sports Co...........................................        16,137           252,141
  *Gasonics International, Inc..............................        47,000           483,219
  *#Geerling & Wade, Inc....................................        24,200           120,244
  *Gehl Co..................................................        68,600         1,264,813
  *General Cigar Holdings, Inc. Class A.....................        36,000           357,750
  *General Communications, Inc. Class A.....................       193,800         1,159,772
  *#General Datacomm Industries, Inc........................       219,000           999,188
  General Housewares Corp...................................        50,700           508,584
  *General Microwave Corp...................................           400             4,100
  *General Semiconductor, Inc...............................        83,000         1,120,500
  *General Surgical Innovations, Inc........................       145,000           616,250
  *Geneva Steel Co. Class A.................................       202,100           694,719
  *Genicom Corp.............................................        90,400           726,025
  *Genlyte Group, Inc.......................................        85,500         2,265,750
  *Gensym Corp..............................................        71,200           423,863
  *#Genus, Inc..............................................       178,300           239,591
  *Genzyme Corp. Tissue Repair..............................        36,500           234,969
  Geon Co...................................................       175,500         3,795,188
  *Geoscience Corp..........................................        50,000           637,500
  Gerber Scientific, Inc....................................       339,500         8,551,156
  *Getty Petroleum Marketing, Inc...........................       198,300         1,165,013
  *Giant Group, Ltd.........................................        50,600           344,713
  Giant Industries, Inc.....................................       154,900         2,914,056
  *Gibraltar Packaging Group, Inc...........................        67,200           201,600
  *Gibraltar Steel Corp.....................................        32,900           716,603
  *Gibson Greetings, Inc....................................       185,000         4,440,000
  *Giga-Tronics, Inc........................................        19,900           111,005
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Gish Biomedical, Inc.....................................        42,300    $      155,981
  Glatfelter (P.H.) Co......................................        79,000         1,288,688
  Gleason Corp..............................................        93,800         2,772,963
  *Glenayre Technologies, Inc...............................       139,200         2,135,850
  *Global Industrial Technologies, Inc......................       225,900         3,826,181
  *Global Motorsport Group, Inc.............................        62,500         1,332,031
  *#Global Village Communication, Inc.......................        92,200            92,200
  *Globe Business Resources, Inc............................        33,100           475,813
  *#Golden Bear Golf, Inc...................................        15,900           111,300
  *Golden Books Family Entertainment, Inc...................        90,800           733,494
  *Golden State Bancorp, Inc................................        70,466         2,699,729
  *Good Guys, Inc...........................................       218,300         2,783,325
  Gorman-Rupp Co............................................        26,100           499,163
  *Gottschalks, Inc.........................................       107,300           891,931
  *Government Technology Services, Inc......................        68,200           341,000
  *Gradco Systems, Inc......................................        78,000           494,813
  *Graham Corp..............................................        25,950           437,906
  *Graham-Field Health Products, Inc........................       186,480         1,095,570
  *Grand Casinos, Inc.......................................       460,900         8,094,556
  Grand Premier Financial, Inc..............................        54,907           919,692
  Granite Construction, Inc.................................       201,150         5,682,488
  Granite State Bankshares, Inc.............................        22,800           584,250
  Green (A.P.) Industries, Inc..............................        95,294         2,072,645
  Greenbrier Companies, Inc.................................       219,800         3,956,400
  *Greyhound Lines, Inc.....................................       254,000         1,587,500
  *Gryphon Holdings, Inc....................................       106,800         1,889,025
  Guarantee Life Companies, Inc.............................        70,700         1,908,900
  *Guest Supply, Inc........................................        68,100         1,030,013
  Guilford Mills, Inc.......................................       233,600         6,307,200
  *Gulfmark Offshore, Inc...................................        21,800           602,225
  *Gundle/SLT Environmental, Inc............................       267,900         1,372,988
  *HCIA, Inc................................................       125,500         1,019,688
  *HEI, Inc.................................................        10,200            63,431
  HF Financial Corp.........................................        31,300         1,118,975
  *HMI Industries, Inc......................................        27,800           119,888
  *HMN Financial, Inc.......................................        66,600         1,221,694
  *HPSC, Inc................................................        42,000           317,625
  *HS Resources, Inc........................................       221,300         3,195,019
  #HUBCO, Inc...............................................        43,170         1,520,393
  *Hadco Corp...............................................        47,400         1,524,206
  *Haemonetics Corp.........................................        74,200         1,131,550
  Haggar Corp...............................................        96,700         1,341,713
  *Hahn Automotive Warehouse, Inc...........................        38,746           222,790
  Halifax Corp..............................................        24,000           195,000
  *Hallmark Capital Corp....................................         7,200           105,300
  *Hampshire Group, Ltd.....................................        19,100           439,300
  *Hampton Industries, Inc..................................        62,359           413,128
  *Handleman Co.............................................       484,436         5,934,341
  *Harding Lawson Associates Group, Inc.....................        51,700           512,153
  Hardinge Brothers, Inc....................................        40,600         1,603,700
  Harleysville Group, Inc...................................       305,600         7,382,150
  Harman International Industries, Inc......................        53,600         2,281,350
  Harris Financial, Inc.....................................         7,000           177,406
  *#Harry's Farmers Market, Inc. Class A....................        46,100            79,234
  *Hartmarx Corp............................................       371,800         2,927,925
  *Harvey Entertainment Co..................................        36,600           409,463
  Harvey's Casino Resorts...................................       112,100         3,047,719
  Haskel International, Inc.................................        53,900           552,475

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  Hastings Manufacturing Co.................................         1,700    $       39,313
  *Hathaway Corp............................................        45,300           113,250
  *Hauser, Inc..............................................       116,700           889,838
  Haven Bancorp, Inc........................................        90,600         2,423,550
  Haverty Furniture Co., Inc................................       140,100         3,082,200
  *Hawaiian Airlines, Inc...................................        36,000            94,500
  *Hawthorne Financial Corp.................................        31,900           620,056
  *#Hayes Corp..............................................        10,133            39,265
  *Health Management Systems, Inc...........................        59,900           666,388
  *Health Risk Management, Inc..............................        49,600           726,950
  *Healthcare Services Group, Inc...........................        92,200         1,319,613
  *Healthcor Holdings.......................................        65,300           126,519
  *#Heartland Wireless Communications, Inc..................        30,000            22,969
  *#Hector Communications Corp..............................         8,500            92,438
  Heilig-Meyers Co..........................................       537,250         6,447,000
  *Hein-Werner Corp.........................................        19,830           249,114
  *Heist (C.H.) Corp........................................        16,800           121,800
  *Hello Direct, Inc........................................        84,100           572,931
  Heritage Financial Services, Inc..........................           500            17,609
  *Herley Industries, Inc...................................        20,533           273,346
  *Hf Bancorp, Inc..........................................        15,800           271,563
  *Hi-Shear Industries, Inc.................................        53,500           152,141
  *Hi-Tech Pharmacal, Inc...................................        48,700           287,634
  *High Plains Corp.........................................       177,300           465,413
  *Highlands Insurance Group, Inc...........................        96,700         2,018,613
  *Hirsch International Corp. Class A.......................        90,000           905,625
  *Hoenig Group, Inc........................................       104,700           762,347
  *Holiday RV Superstores, Inc..............................        67,900           144,288
  Holly Corp................................................        88,500         2,422,688
  *Hollywood Casino Corp. Class A...........................        27,400            53,516
  *Hollywood Entertainment Corp.............................       131,100         1,368,356
  *Hollywood Park, Inc......................................       181,600         2,349,450
  *Hologic, Inc.............................................        19,600           412,213
  *Holopak Technologies, Inc................................        27,800            73,409
  Home Bancorp..............................................        13,800           449,363
  Home Federal Bancorp......................................        34,875         1,111,641
  Home Port Bancorp, Inc....................................        14,500           357,969
  *Home Products International, Inc.........................         4,900            57,881
  *Home State Holdings, Inc.................................        79,500            12,422
  *Homebase, Inc............................................       348,650         3,028,897
  *Homeowners Group, Inc. Escrow............................        21,600                 0
  *Homestead Village, Inc...................................        38,700           580,500
  Horizon Financial Corp....................................        82,265         1,475,628
  #Horton (D.R.), Inc.......................................       179,433         3,229,794
  *Hospital Staffing Services, Inc..........................        62,200            25,269
  *Housecall Medical Resources, Inc.........................        69,400            86,750
  *Hovnanian Enterprises, Inc. Class A......................       211,784         2,104,604
  #Howell Corp..............................................        34,200           406,125
  *Hub Group, Inc. Class A..................................       103,000         2,214,500
  Hudson General Corp.......................................        32,900         1,583,313
  *Hudson Hotels Corp.......................................         8,300            36,572
  *Hudson Technologies, Inc.................................        61,600           244,475
  Huffy Corp................................................       136,900         2,079,169
  Hughes Supply, Inc........................................       172,400         5,807,725
  Hunt (J.B.) Transport Services, Inc.......................       365,500        10,919,313
  Huntco, Inc. Class A......................................        84,500         1,066,813
  *Hurco Companies, Inc.....................................        54,100           468,303
  *#Hutchinson Technology, Inc..............................       183,400         4,596,463
  *Hvide Marine, Inc. Class A...............................       110,500         1,667,859
  *Hycor Biomedical, Inc....................................        77,700           148,116
  *IA Corp. I...............................................        22,500            57,656
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  IBS Financial Corp........................................        43,200    $      799,200
  *ICF Kaiser International, Inc............................       123,000           353,625
  *ICU Medical, Inc.........................................        79,400         1,163,706
  *IEC Electronics Corp.....................................       118,600           863,556
  IFR Systems, Inc..........................................        39,000           748,313
  *IHOP Corp................................................        33,900         1,356,000
  IMCO Recycling, Inc.......................................         9,500           179,906
  ISB Financial Corp. LA....................................        70,300         1,972,794
  *ITC Learning Corp........................................        49,200           325,950
  *ITEQ, Inc................................................        68,759           816,513
  *ITI Technologies, Inc....................................         5,600           165,550
  *ITLA Capital Corp........................................        47,800         1,087,450
  *Ibah, Inc................................................       343,000         1,811,469
  ICO, Inc..................................................       241,800         1,148,550
  *Ikos Systems, Inc........................................       144,100           842,084
  *Imation Corp.............................................       120,300         2,187,956
  *Immucor, Inc.............................................        45,800           386,438
  *Immulogic Pharmaceutical Corp............................       280,100           516,434
  Imperial Holly Corp.......................................       229,900         2,212,788
  *In Focus Systems, Inc....................................        96,600           757,706
  *In Home Health, Inc......................................       116,200           125,278
  *#Inacom Corp.............................................       125,000         4,054,688
  *Inco Homes Corp..........................................           156               634
  *Indenet, Inc.............................................        68,000           142,375
  Independence Holding Co...................................        52,600           769,275
  Independent Bank Corp. MA.................................        61,200         1,139,850
  Independent Bank East.....................................        13,891           554,772
  *Industrial Acoustics Co., Inc............................           700             6,825
  Industrial Bancorp, Inc...................................        25,700           539,700
  *Inference Corp. Class A..................................       115,000           452,813
  *Infonautics Corp. Class A................................        64,100           220,344
  *Information Resources, Inc...............................       209,200         3,628,313
  *Information Storage Devices, Inc.........................       161,000           945,875
  Ingles Market, Inc. Class A...............................        99,700         1,240,019
  *Innodata Corp............................................         3,866            19,209
  *Innoserv Technologies, Inc...............................        13,700            54,372
  *Insilco Corp.............................................        12,800           558,000
  Insituform East, Inc......................................        31,200            73,125
  *Insituform Technologies, Inc. Class A....................       256,300         3,299,863
  *Inso Corp................................................        60,000           825,000
  Insteel Industries, Inc...................................        86,900           624,594
  Instron Corp..............................................        63,500         1,270,000
  *Insurance Auto Auctions, Inc.............................       141,500         1,892,563
  *#Integ, Inc..............................................        93,800           284,331
  *Integrated Measurement System, Inc.......................        24,700           222,300
  *Integrated Process Equipment Corp........................        20,000           278,125
  *Integrated Silicon Solution, Inc.........................       213,300         1,479,769
  *Intellicall, Inc.........................................        29,500           140,125
  *Intellidata Technologies Corp............................        82,700           116,297
  *Intelligent Systems Corp.................................        52,375           199,680
  Intercargo Corp...........................................        44,300           550,981
  *Interface Systems, Inc...................................        49,600           151,900
  Interface, Inc. Class A...................................       144,600         5,643,919
  *Intergraph Corp..........................................       496,500         4,359,891
  *Interlink Computer Sciences, Inc.........................        54,100           278,953
  *Interlink Electronics....................................        55,000           264,688
  *Interlinq Software Corp..................................        62,200           377,088
  *Intermagnetics General Corp..............................        57,000           577,125
  International Aluminum Corp...............................        48,900         1,659,544

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *International Lottery & Totalizer Systems, Inc...........         9,600    $        4,200
  International Multifoods Corp.............................       241,400         7,181,650
  *International Rectifier Corp.............................       709,600         7,495,150
  *International Remote Imaging Systems, Inc................         3,000             9,938
  International Shipholding Corp............................        70,475         1,162,838
  *#International Technology Corp...........................       111,725         1,166,130
  *International Thoroughbred Breeders, Inc.................       110,000           385,000
  *Interphase Corp..........................................        65,100           492,319
  Interpool, Inc............................................       196,400         2,909,175
  Interstate Johnson Lane, Inc..............................        40,100         1,167,913
  *Intertan, Inc............................................       131,400           796,613
  *Intervisual Books, Inc. Class A..........................         9,900            20,728
  *Intervoice, Inc..........................................        67,400           899,369
  Interwest Bancorp.........................................        17,600           797,500
  Investors Title Co........................................        18,200           473,200
  *Ion Laser Technology, Inc................................        41,000            66,625
  Isco, Inc.................................................        55,500           478,688
  *Isolyser Co., Inc........................................       597,600         1,400,625
  *Iwerks Entertainment, Inc................................       191,700           395,381
  *J & J Snack Foods Corp...................................       100,100         1,958,206
  J & L Specialty Steel, Inc................................       545,800         3,820,600
  *J. Alexander's Corp......................................        63,500           313,531
  *JPE, Inc.................................................        63,300           213,638
  JSB Financial, Inc........................................       105,400         6,126,375
  *Jackpot Enterprises, Inc.................................       100,600         1,232,350
  *Jaclyn, Inc..............................................        26,900           156,356
  *Jaco Electronics, Inc....................................        45,446           284,038
  *Jacobson Stores, Inc.....................................        62,650           881,016
  *Jan Bell Marketing, Inc..................................       264,100         1,353,513
  *Jason, Inc...............................................       217,500         2,039,063
  *Jean Philippe Fragrances, Inc............................       103,200           857,850
  Jefferson Savings Bancorp, Inc............................        60,000         1,897,500
  *Jerry's Famous Deli, Inc.................................        20,000            39,063
  John Alden Financial Corp.................................       351,200         7,770,300
  *Johnson Worldwide Associates, Inc. Class A...............       122,100         1,556,775
  Johnston Industries, Inc..................................       113,925           594,546
  *Johnstown American Industries, Inc.......................       117,900         2,136,938
  *Jones Intercable, Inc....................................        48,900         1,023,844
  *Jones Intercable, Inc. Class A...........................       335,100         7,225,594
  *Jos. A. Bank Clothiers, Inc..............................       117,300           879,750
  *Jumbosports, Inc.........................................       335,000           439,688
  Juno Lighting, Inc........................................        12,000           253,875
  *Just for Feet, Inc.......................................        40,400           886,275
  *Just Toys, Inc...........................................        14,000            16,625
  Justin Industries, Inc....................................       339,800         5,394,325
  K Swiss, Inc. Class A.....................................        37,000           728,438
  *K-Tron International, Inc................................         6,300           117,731
  K2, Inc...................................................       200,000         4,000,000
  *KBK Capital Corp.........................................         5,000            61,875
  KCS Energy, Inc...........................................       107,500         1,276,563
  *KLLM Transport Services, Inc.............................        52,099           654,494
  *KVH Industries, Inc......................................        23,000            79,063
  *Kaiser Aluminum Corp.....................................       238,700         2,476,513
  *Kaiser Ventures, Inc.....................................       111,500         1,247,406
  Kaman Corp. Class A.......................................       245,800         4,508,894
  Katy Industries, Inc......................................       135,800         2,512,300
  Kaye Group, Inc...........................................        40,000           270,000
  Keithley Instruments, Inc.................................         1,000             7,750
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  Kellwood Co...............................................       220,518    $    7,290,876
  Kenan Transport Co........................................           200             6,950
  *Kentucky Electric Steel, Inc.............................        32,600           181,338
  Kentucky First Bancorp, Inc...............................         4,300            67,725
  Kewaunee Scientific Corp..................................        30,800           298,375
  *Key Production Co., Inc..................................       112,912         1,376,115
  *Key Technology, Inc......................................         3,500            39,594
  *Key Tronic Corp..........................................       138,600           411,469
  *Keystone Consolidated Industries, Inc....................       100,586         1,235,322
  Kimball International, Inc. Class B.......................       234,400         5,713,500
  *Kimmins Corp.............................................        44,000           154,000
  *Kinark Corp..............................................        70,900           239,288
  *Kinnard Investment, Inc..................................        71,100           457,706
  *Kirby Corp...............................................        21,800           468,700
  *Kit Manufacturing Co.....................................        11,100            77,700
  Klamath First Bancorp, Inc................................       131,900         2,629,756
  Knape & Vogt Manufacturing Co.............................        46,531         1,058,580
  *Komag, Inc...............................................       125,100         1,231,453
  *Koss Corp................................................        45,700           457,000
  *Krug International Corp..................................        65,400           363,788
  *Kulicke & Soffa Industries, Inc..........................       105,000         1,811,250
  *#LCA-Vision, Inc.........................................         3,450            11,859
  LCS Industries, Inc.......................................        32,200           470,925
  LSB Industries, Inc.......................................        99,500           429,094
  LSI Industries, Inc.......................................        13,230           267,494
  *LTX Corp.................................................       382,900         1,477,755
  Lab Holdings, Inc.........................................        61,300         1,340,938
  *#Laboratory Corp. of America Holdings, Inc...............       400,700           851,488
  *Laclede Steel Co.........................................        44,100           184,669
  *Ladd Furniture, Inc......................................        87,327         2,292,334
  *Laidlaw Environmental Services, Inc......................       597,134         2,313,894
  *Lamson & Sessions Co.....................................       154,700         1,063,563
  *Landair Services, Inc....................................        16,200           504,225
  Landamerica Financial Group, Inc..........................       112,912         5,391,548
  *Laserscope...............................................       124,200           337,669
  *Laserscope (Private Placement)...........................        12,000            29,363
  *LaserSight Corporation...................................       120,300           546,989
  *Layne Christensen Co.....................................        37,300           517,538
  *Lazare Kaplan International, Inc.........................        67,500           784,688
  *Leap Group, Inc..........................................        35,000            97,891
  *Learning Co., Inc........................................       282,500         8,051,250
  *Leasing Solutions, Inc...................................         9,600           268,800
  *Lechters, Inc............................................       226,400         1,315,950
  *#Lexford Residential Trust...............................        57,000         1,218,375
  *Liberty Technologies, Inc................................        62,300           198,581
  Life USA Holdings, Inc....................................       253,800         4,100,456
  *Lifeline Systems, Inc....................................        19,500           363,188
  Lifetime Hoan Corp........................................        75,200           836,600
  Lillian Vernon Corp.......................................        97,400         1,692,325
  *Lindal Cedar Homes, Inc..................................         8,000            25,000
  Lindberg Corp.............................................        64,800         1,482,300
  *Liuski International, Inc................................        30,700            24,944
  *Lodgenet Entertainment Corp..............................       134,000         1,465,625
  *Loehmanns, Inc...........................................        78,000           433,875
  *Logans Roadhouse, Inc....................................        87,000         1,805,250
  *#Logic Devices, Inc......................................        68,900           203,470
  Lomak Petroleum, Inc......................................        98,000         1,188,250
  *Lone Star Steakhouse Saloon..............................       127,500         2,155,547
  Longview Fibre Co.........................................         9,000           148,500
  *Loronix Information Systems, Inc.........................        52,800           138,600

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Louis Dreyfus Natural Gas Corp...........................       277,900    $    4,863,250
  Luby's Cafeterias, Inc....................................        22,700           419,950
  Lufkin Industries, Inc....................................        66,600         2,256,075
  Lukens, Inc. DE...........................................       243,600         7,810,425
  *Lumen Technologies, Inc..................................        26,450           218,213
  *Lumisy, Inc..............................................        98,800           413,725
  *Luria (L.) & Son, Inc....................................        75,800               796
  *Lynch Corp...............................................         6,200           565,750
  *M-Wave, Inc..............................................        24,800            58,900
  *M.H. Meyerson & Co., Inc.................................        47,800            83,650
  M/A/R/C, Inc..............................................         5,002            89,411
  MAF Bancorp, Inc..........................................        27,961         1,052,033
  MBIA, Inc.................................................         2,715           202,437
  #MDC Holdings, Inc........................................       274,288         4,148,606
  *MEMC Electronic Materials, Inc...........................       234,200         3,176,338
  MFB Corp..................................................        19,200           513,600
  *MFRI, Inc................................................        53,900           461,519
  *MHM Services, Inc........................................           712               356
  MI Schottenstein Homes, Inc...............................        93,800         1,887,725
  *#MIM Corp................................................        44,000           196,625
  *MK Gold Corp.............................................       140,100           137,911
  MMI Companies, Inc........................................       190,400         4,212,600
  *MRS Technology, Inc......................................        67,600           104,569
  *MS Carriers, Inc.........................................       134,000         3,994,875
  MTS Systems Corp..........................................       143,200         2,671,575
  MYR Group, Inc............................................        57,610           720,125
  *Macheezmo Mouse Restaurants, Inc.........................        25,000            15,625
  Magna Group, Inc..........................................        26,684         1,482,630
  *Main Street & Main, Inc..................................        85,000           294,844
  *Manchester Equipment Co., Inc............................         3,300            12,994
  *Manhattan Bagel Co., Inc.................................         4,100             4,741
  *Mapinfo Corp.............................................        88,600         1,052,125
  Marcus Corp...............................................       206,250         3,648,047
  *Mariner Health Group, Inc................................       307,300         4,590,294
  *Marisa Christina, Inc....................................        94,000           284,938
  Maritrans, Inc............................................       143,700         1,293,300
  *Mark VII, Inc............................................        10,500           181,125
  *Marker International.....................................       115,000           415,078
  *Marlton Technologies, Inc................................        28,000           185,500
  Marsh Supermarkets, Inc. Class A..........................        42,900           600,600
  Marsh Supermarkets, Inc. Class B..........................        50,400           718,200
  Marshall & Isley Corp.....................................        50,310         2,712,023
  *Marshall Industries......................................       153,400         4,745,813
  Maryland Federal Bancorp..................................        79,130         3,066,288
  Massbank Corp. Reading, MA................................        40,266         2,048,533
  Matec Corp. DE............................................         6,900            25,875
  *Material Sciences Corp...................................       241,200         2,427,075
  *Matlack Systems, Inc.....................................        94,642           804,457
  *Matria Healthcare, Inc...................................       386,300         1,563,308
  *Matrix Pharmaceutical, Inc...............................       304,900         1,505,444
  *Matrix Service Co........................................       106,900           841,838
  *Mattson Technology, Inc..................................       136,500           902,180
  *Maverick Tube Corp.......................................        60,500           918,844
  *Max & Ermas Restaurants, Inc.............................        41,900           309,013
  *Maxco, Inc...............................................        38,500           344,094
  *Maxicare Health Plans, Inc...............................       111,800         1,062,100
  *Maxim Group, Inc.........................................        35,000           590,625
  *Maxxam, Inc..............................................        93,300         5,498,869
  *Maxxim Medical, Inc......................................       125,900         2,942,913
  *Maynard Oil Co...........................................        49,600           536,300
  McGrath Rent Corp.........................................        80,000         1,640,000
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  McRae Industries, Inc. Class A............................         1,000    $        7,375
  *Meadow Valley Corp.......................................        11,200            66,500
  Medalliance, Inc. Escrow..................................        39,500                 0
  *Medaphis Corp............................................     1,115,800         8,333,631
  *Medcath, Inc.............................................       117,400         2,098,525
  Medford Bancorp, Inc......................................        51,800         2,185,313
  *Media 100, Inc...........................................        98,500           363,219
  *#Media Logic, Inc........................................        20,100            21,356
  *Medical Action Industries, Inc...........................        22,000            89,375
  *Medical Alliance, Inc....................................        51,900           196,247
  *Medical Assurance, Inc...................................        28,350           783,169
  *Medical Graphics Corp....................................        27,800           126,838
  *#Medical Resources, Inc..................................       184,856           514,131
  *Medicore, Inc............................................        58,600           162,981
  *Mediq, Inc...............................................         5,200            73,125
  *Medstone International, Inc..............................        14,500           141,375
  *Mego Mortgage Corp.......................................       126,600           239,353
  Merchants Bancorp, Inc....................................        39,400         1,322,363
  Merchants Group, Inc......................................        25,600           632,000
  #Mercury Air Group, Inc...................................        15,300           113,794
  *Meridian Data, Inc.......................................       142,900           741,294
  Meridian Insurance Group, Inc.............................        47,000           910,625
  *Merisel, Inc.............................................       335,800         1,002,153
  *Merix Corp...............................................        77,100           901,106
  Merrimac Industries, Inc..................................        11,770           172,136
  *Mesa Air Group, Inc......................................       430,100         3,440,800
  *Mesaba Holdings, Inc.....................................        30,600           663,638
  *Mestek, Inc..............................................        13,500           258,188
  *Metal Management, Inc....................................        43,300           435,706
  *Metatec Corp. Class A....................................       100,600           553,300
  *Metra Biosystems, Inc....................................       140,600           338,319
  *Metrocall, Inc...........................................       410,810         2,477,698
  *Michael Anthony Jewelers, Inc............................        81,500           198,656
  Michael Foods, Inc........................................       173,981         4,844,283
  *Michaels Stores, Inc.....................................       309,900         9,267,947
  *Micrion Corp.............................................        28,400           277,788
  *Micro Linear Corp........................................       173,100           805,997
  *Micro Warehouse, Inc.....................................       502,600         8,795,500
  *Microage, Inc............................................       241,900         3,258,091
  *Microdyne Corp...........................................         8,100            38,728
  *Micronics Computers, Inc.................................       157,900           372,545
  *Microsemi Corp...........................................         5,600            76,825
  *Microtest, Inc...........................................        93,700           456,788
  *Microtouch Systems, Inc..................................       122,600         1,950,106
  *Microwave Power Dynamics, Inc............................       117,900           792,141
  Mid America Banccorp......................................        83,246         2,830,364
  *Middleby Corp............................................       170,000         1,221,875
  Middlesex Water Co........................................         7,500           153,047
  *#Midisoft Corp...........................................        35,000            17,500
  Midland Co................................................        16,800           505,050
  *Midwest Grain Products, Inc..............................       100,900         1,343,231
  Mikasa, Inc...............................................       198,400         2,442,800
  *Mikohn Gaming Corp.......................................       120,100           788,156
  *Miller Building Systems, Inc.............................        27,300           271,294
  *Miltope Group, Inc.......................................        68,100           189,403
  Mine Safety Appliances Co.................................        37,600         2,698,975
  Minuteman International, Inc..............................         9,000           101,813
  Mississippi Chemical Corp.................................       136,000         2,278,000
  *Molecular Dynamics, Inc..................................         4,500            56,813
  *#Molten Metal Technology, Inc............................        43,500             8,918
  *Monaco Coach Corp........................................        19,200           517,200
  *Monarch Casino and Resort, Inc...........................         5,200            31,850

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  Monarch Machine Tool Co...................................        42,400    $      371,000
  *Monro Muffler Brake, Inc.................................        56,600           930,363
  Monterey Bay Bancorp, Inc.................................        35,600           787,650
  *Moog, Inc. Class A.......................................        54,000         2,112,750
  *Moog, Inc. Class B.......................................        12,800           505,600
  *Moore Handley, Inc.......................................         2,000             5,063
  *Moore Medical Corp.......................................        42,100           552,563
  Moore Products Co.........................................        40,400         1,328,150
  *Morgan Products, Ltd.....................................       157,100           844,413
  *Morrison Knudsen Corp....................................       165,400         1,964,125
  *Morrow Snowboards, Inc...................................        22,500            35,859
  *Mosaix, Inc..............................................        55,100           606,100
  *Mossimo, Inc.............................................        19,000            92,625
  *Mother's Work, Inc.......................................        67,000           644,875
  *Motivepower Industries, Inc..............................        25,700           711,569
  *Motor Club of America....................................         5,600            87,150
  Movado Group, Inc.........................................        79,900         2,337,075
  *#Movie Gallery, Inc......................................       210,500         1,486,656
  *Moviefone, Inc. Class A..................................        29,500           282,094
  Mueller (Paul) Co.........................................         3,900           149,175
  *Multi Color Corp.........................................         7,600            48,450
  *Multigraphics, Inc.......................................         8,000            48,000
  *Multiple Zones International, Inc........................       192,000           642,000
  *Musicland Stores Corp....................................       263,000         3,797,063
  *Mutual Savings Bank FSB Bay City, MI.....................        50,900           620,344
  Myers Industries, Inc.....................................        12,500           264,063
  *Mylex Corp...............................................       120,600           840,431
  *N & F Worldwide Corp.....................................       120,600         1,175,850
  *NABI, Inc................................................       356,100         1,279,734
  *NAI Technologies, Inc....................................        26,700            63,413
  NBT Bancorp...............................................        68,944         2,234,217
  NCH Corp..................................................        61,900         3,942,256
  *#NCS Healthcare, Inc.....................................        91,500         2,624,906
  *NPS Pharmaceuticals, Inc.................................       173,700         1,411,313
  *NS Group, Inc............................................        64,800           826,200
  *NSA International, Inc...................................        51,800            84,175
  NSC Corp..................................................       109,658           224,457
  NYMAGIC, Inc..............................................       132,700         3,881,475
  *Nantucket Industries, Inc................................         6,500             3,250
  *Napco Security Systems, Inc..............................        49,600           263,500
  Nash Finch Co.............................................       125,900         2,136,366
  *Nashua Corp..............................................        89,800         1,419,963
  *Nathans Famous, Inc......................................        58,400           224,475
  *National Auto Credit, Inc................................       428,690           535,863
  *National Bancorp of Alaska, Inc..........................         6,400           206,000
  *National City Bancorp....................................        82,014         2,752,625
  *National Discount Brokers Group, Inc.....................        50,800           571,500
  *National Energy Group, Inc...............................       468,510           812,572
  National Gas & Oil Co.....................................        38,306           476,431
  *National Home Centers, Inc...............................        70,500           118,969
  *National Home Health Care Corp...........................        58,211           254,673
  National Insurance Group..................................        24,400           230,275
  *National Media Corp......................................       259,800           340,988
  National Presto Industries, Inc...........................        87,900         3,554,456
  *National Processing, Inc.................................        45,400           448,325
  *National Record Mart, Inc................................        55,700           661,438
  *National Standard Co.....................................         8,100            45,056
  National Steel Corp. Class B..............................       213,100         3,356,325
  National Technical Systems, Inc...........................        58,000           447,688
  *National Techteam, Inc...................................       164,500         1,485,641
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *National Western Life Insurance Co. Class A..............        24,300    $    2,731,472
  *Natural Wonders, Inc.....................................        89,100           363,361
  *Navigators Group, Inc....................................         2,100            38,588
  Nelson (Thomas), Inc......................................       125,400         1,622,363
  *Netmanage, Inc...........................................       376,000         1,239,625
  *Netrix Corp..............................................       111,500           313,594
  *Network Computing Devices, Inc...........................       162,300         1,389,694
  *Network Equipment Technologies, Inc......................       223,900         3,512,431
  *Network Peripherals, Inc.................................       137,800           598,569
  *Neurocrine Biosciences, Inc..............................        28,000           236,250
  *Neuromedical Systems, Inc................................       278,600           444,019
  *New Brunswick Scientific Co., Inc........................        46,296           444,152
  *New Horizons Worldwide, Inc..............................        55,100           971,138
  New Jersey Resources Corp.................................       166,312         5,976,838
  *New Mexico & Arizona Land Co.............................        34,816           478,720
  Newcor, Inc...............................................        50,142           466,947
  Newmil Bancorp, Inc.......................................        41,100           559,988
  Newport Corp..............................................        74,700         1,629,394
  *Nexthealth, Inc..........................................        81,300           157,519
  *Niagara Corp.............................................        28,900           282,678
  *Nichols Research Corp....................................        13,650           329,306
  *Nitches, Inc.............................................         7,358            19,545
  *#Nobel Education Dynamics, Inc...........................        67,500           542,109
  *Noel Group, Inc..........................................        95,400           232,538
  Noland Co.................................................         2,000            50,250
  *Noodle Kidoodle, Inc.....................................        86,000           502,563
  *Nord Resources Corp......................................       250,500           547,969
  *Norland Medical System, Inc..............................       117,000           255,938
  *Nortek, Inc..............................................        99,300         3,053,475
  North Central Bancshares, Inc.............................        38,900           860,663
  Northrim Bank.............................................           315             4,883
  *Northwestern Steel & Wire Co.............................       312,200         1,419,534
  *Norton McNaughton, Inc...................................       105,000           702,188
  *Norwood Promotional Products, Inc........................        41,700           837,909
  *Novacare, Inc............................................       664,400         7,308,400
  *Nu Horizons Electronics Corp.............................       108,600           671,963
  *Nu-Kote Holding, Inc. Class A............................       207,800            87,666
  *Nuevo Energy Co..........................................       153,000         4,972,500
  *Numerex Corp. Class A....................................        19,000            98,563
  *Nview Corp...............................................        49,000            68,906
  O'Sullivan Corp...........................................       173,600         1,692,600
  *O'Sullivan Industries Holdings, Inc......................       219,000         3,285,000
  *O.I. Corp................................................        48,200           227,444
  *ODS Networks, Inc........................................        68,900           475,841
  *OHM Corp.................................................       209,900         2,859,888
  *OMI Corp.................................................       526,700         4,839,056
  *OSI Pharmaceutical, Inc..................................        61,500           397,828
  *OTR Express, Inc.........................................        15,000            95,625
  *Oacis Healthcare Holdings Corp...........................         6,000            20,813
  *Oak Technology, Inc......................................       620,500         3,383,664
  Ocean Financial Corp......................................        94,700         1,825,934
  *Offshore Logistics, Inc..................................       351,700         7,187,869
  Oglebay Norton Co.........................................        32,000         1,392,000
  Ohio Art Co...............................................         3,800            97,375
  Oil-Dri Corp. of America..................................        50,800           762,000
  *Old America Stores, Inc..................................        39,300                 0
  *Old Dominion Freight Lines, Inc..........................       133,400         2,226,113
  *Olympic Steel, Inc.......................................       186,000         2,621,438
  *Omega Environmental, Inc.................................        37,000            13,875
  *On Command Corp..........................................        53,000           730,406

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *One Price Clothing Stores, Inc...........................       114,500    $      465,156
  Oneida, Ltd...............................................        60,400         1,687,425
  *Oneita Industries, Inc...................................        54,200            35,230
  *Onyx Acceptance Corp.....................................        10,000           101,563
  *Onyx Pharmacueticals, Inc................................        91,700           727,869
  *Opinion Research Corp....................................        43,900           326,506
  *Opta Food Ingredients, Inc...............................       171,600           970,613
  *Opti, Inc................................................       149,200           974,463
  Optical Coating Laboratory, Inc...........................       115,200         1,936,800
  *Optical Sensors, Inc.....................................         5,400            25,313
  *Optika Imaging Systems, Inc..............................       111,500           327,531
  *Option Care, Inc.........................................       120,500           402,922
  *Orange Co., Inc..........................................       108,400           718,150
  *Oravax, Inc..............................................        30,000            37,031
  *Orbital Sciences Corp....................................       259,100        10,606,906
  Oregon Steel Mills, Inc...................................       273,761         6,621,594
  *Oriole Homes Corp. Class A Convertible...................        20,500           105,703
  *Oriole Homes Corp. Class B...............................        29,400           144,244
  *Oroamerica, Inc..........................................        70,400           767,800
  *Orthologic Corp..........................................       281,400         1,486,144
  Oshkosh B'Gosh, Inc. Class A..............................        46,300         1,792,678
  Oshkosh Truck Corp. Class B...............................        86,400         2,014,200
  *Oshman's Sporting Goods, Inc.............................        65,700           385,988
  *Ostex International, Inc.................................       126,100           319,191
  *Outlook Group Corp.......................................        45,500           273,000
  Overseas Shipholding Group, Inc...........................       171,600         3,324,750
  Owosso Corp...............................................        64,000           452,000
  Oxford Industries, Inc....................................       107,400         3,745,575
  *PAM Transportation Services, Inc.........................        43,500           447,234
  *PC Service Source, Inc...................................        85,800           418,275
  *PIA Merchandising Services, Inc..........................        11,500            76,906
  *PICO Holdings, Inc.......................................       235,900         1,054,178
  PLM International, Inc....................................        94,800           817,650
  *PPT Vision, Inc..........................................        89,000           611,875
  PS Group Holdings, Inc....................................        31,500           405,563
  *PST Vans, Inc............................................        44,900           249,756
  PXRE Corp.................................................       216,583         6,822,365
  *Pages, Inc...............................................        11,800            14,934
  *Palmer (Arnold) Golf Co..................................         9,900            15,778
  Pamrapo Bancorp, Inc......................................        32,300           916,513
  Pancho's Mexican Buffet, Inc..............................        43,800            73,913
  *Par Technology Corp......................................       135,500           889,219
  *Paragon Trade Brands, Inc................................       142,500           676,875
  Park Electrochemical Corp.................................        54,100         1,284,875
  *Park-Ohio Industries, Inc................................       127,300         2,402,788
  *Parker Drilling Co.......................................       190,000         1,603,125
  Parkvale Financial Corp...................................        39,940         1,283,073
  *Parlux Fragrances, Inc...................................       189,800           385,531
  Patina Oil & Gas Corp.....................................        49,126           353,093
  Patrick Industries, Inc...................................        68,800         1,087,900
  *Paul Harris Stores, Inc..................................        68,100           876,788
  *Paul-Son Gaming Corp.....................................        14,500           128,688
  *Paxson Communications Corp...............................       450,400         5,320,350
  *Payless Cashways, Inc....................................         4,156            13,442
  *Paymentech, Inc..........................................       561,000         9,537,000
  Peerless Manufacturing Co.................................        16,000           198,000
  Penford Corp..............................................        50,500         1,578,125
  *#Penn Traffic Co.........................................       116,000           471,250
  *Penn Treaty American Corp................................        87,600         2,660,850
  Penn Virginia Corp........................................       147,000         4,152,750
  #Penncorp Financial Group, Inc............................        62,000         1,371,750
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  Pennfed Financial Services, Inc...........................       112,200    $    1,956,488
  *Pentech International, Inc...............................        66,700           116,725
  Peoples Bancshares, Inc. Massachusetts....................        32,400           842,400
  Peoples Bank CT...........................................         9,692           368,902
  *#Peoples Choice TV Corp..................................       212,000           331,250
  Peoples Heritage Financial Group, Inc.....................       297,460         6,683,554
  *Peoples Telephone Co., Inc...............................        91,000           244,563
  *Perfumania, Inc..........................................        87,200           215,275
  *Perini Corp..............................................        59,300           526,288
  *Periphonics Corp.........................................        42,200           429,913
  *Petco Animal Supplies, Inc...............................        52,300         1,019,850
  *Pete's Brewing Co........................................       115,500           673,148
  *Petrocorp, Inc...........................................        95,200           773,500
  *Petroleum Development Corp...............................        54,300           302,044
  *Phar-Mor, Inc............................................       158,200         1,512,788
  *Pharmaceutical Marketing Services, Inc...................        10,400           139,100
  *Pharmaceutical Resources, Inc............................       201,400           918,888
  *Pharmchem Laboratories, Inc..............................        64,900           162,250
  *Pharmerica, Inc..........................................        36,000           437,625
  *Philip Services Corp.....................................        29,581           114,626
  *Phillips (R.H.), Inc.....................................         5,700            18,080
  Phillips-Van Heusen Corp..................................       376,100         4,889,300
  Phoenix Investment Partners, Ltd..........................       446,800         4,188,750
  *Photo Control Corp.......................................         4,200             9,450
  *Photon Dynamics, Inc.....................................        92,300           403,813
  *Phymatrix Corp...........................................       111,800         1,053,366
  *Physician Reliance Network, Inc..........................       513,300         5,662,341
  *Physicians Resource Group, Inc...........................       279,250         1,431,156
  *Physiometrix, Inc........................................        67,500           113,906
  Piccadilly Cafeterias, Inc................................       105,400         1,357,025
  *Picturetel Corp..........................................       441,000         4,161,938
  *Pilgrim America Capital Corp.............................        64,350         1,673,100
  Pilgrim Pride Corp........................................       431,200         7,384,300
  *Pinkertons, Inc..........................................        42,500           887,188
  Pinnacle Bancshares, Inc..................................         9,800           156,188
  *Pinnacle Systems, Inc....................................        60,300         2,027,588
  Pioneer Standard Electronics, Inc.........................       258,400         3,221,925
  Pitt-Des Moines, Inc......................................        34,650         1,845,113
  Pittston Co. Burlington Group.............................       333,900         5,864,119
  *Planar Systems, Inc......................................       141,100         1,710,838
  *Players International, Inc...............................       448,900         2,426,866
  *Polk Audio, Inc..........................................         5,500            97,625
  *Pollo Tropical, Inc......................................        74,800           745,663
  *Polymedica Industries, Inc...............................        81,640           704,145
  *Polymer Group, Inc.......................................       492,500         5,879,219
  *Pool Energy Services Co..................................       188,558         3,847,762
  Pope & Talbot, Inc........................................       160,500         2,176,781
  *Porta Systems Corp.......................................         5,100            21,675
  Portec, Inc...............................................        48,106           766,689
  *Powell Industries, Inc...................................        49,000           594,125
  *Powercerv Corp...........................................       191,000           937,094
  *Powerhouse Technologies, Inc.............................       168,600         1,628,044
  *Powertel, Inc............................................       253,500         4,610,531
  *Precision Response, Corp.................................       198,900         1,364,330
  *Premiumwear, Inc.........................................        20,100            97,988
  *President Casinos, Inc...................................        46,483           110,397
  Presidential Life Corp....................................       331,600         7,315,925
  *Presley Companies Class A................................        83,300            62,475
  *Price Communications Corp................................       159,375         1,733,203

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CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  Price Enterprises, Inc....................................       255,400    $    4,557,294
  *Pricesmart, Inc..........................................        36,850           573,478
  Prime Bancorp, Inc........................................        30,847         1,403,539
  Primesource Corp..........................................        67,254           609,489
  *Printronix, Inc..........................................        76,100         1,217,600
  *Procyte Corp.............................................       110,500           132,945
  *Proffitts, Inc...........................................        65,700         2,578,725
  *Programmers Paradise, Inc................................        30,900           303,206
  Progress Financial Corp...................................        27,300           527,231
  *Progress Software Corp...................................        98,500         3,185,859
  Progressive Bank, Inc.....................................        38,500         1,597,750
  *Proteon, Inc.............................................       152,200           190,250
  *Protocol Systems, Inc....................................       107,500         1,034,688
  Providence & Worcester Railroad Co........................        19,300           277,438
  *Provident American Corp..................................         4,900            31,084
  *Provident Financial Holdings, Inc........................        28,700           663,688
  *Proxim, Inc..............................................        98,400         1,297,650
  Pulaski Furniture Corp....................................        33,200           854,900
  *Pulsepoint Communications Corp...........................         6,250            35,938
  *Pure World, Inc..........................................        72,000         1,044,000
  *Pyramid Breweries, Inc...................................        86,300           264,294
  *QMS, Inc.................................................       119,200           528,950
  *Quad Systems Corp........................................        68,000           261,375
  Quaker Chemical Corp......................................        71,600         1,490,175
  *Quaker City Bancorp, Inc.................................        50,850         1,153,659
  *Quaker Fabric Corp.......................................        81,400         2,177,450
  Quaker State Corp.........................................       498,500         8,443,344
  *Quality Dining, Inc......................................       198,500           809,508
  *Quality Semiconductor, Inc...............................        95,400           299,616
  *Quality Systems, Inc.....................................        78,500           677,063
  Quanex Corp...............................................       205,000         6,367,813
  *Quarterdeck Office Systems, Inc..........................        71,900            99,986
  Queens County Bancorp.....................................        69,148         3,077,086
  *Quest Medical, Inc.......................................        49,060           438,474
  *Quiksilver, Inc..........................................        11,000           211,406
  *Quintel Entertainment, Inc...............................        23,000           125,063
  Quixote Corp..............................................        80,600         1,042,763
  *R & B, Inc...............................................        87,100         1,132,300
  *RDM Sports Group, Inc....................................       118,500             2,963
  RLI Corp..................................................        88,650         4,620,881
  *RMH Teleservices, Inc....................................        50,300           187,839
  RPC, Inc..................................................       108,000         1,424,250
  *RTW, Inc.................................................       100,600           798,513
  *Rag Shops, Inc...........................................        53,100           192,488
  *Ragan (Brad), Inc........................................        21,000           811,125
  *Railamerica, Inc.........................................        92,900           598,044
  *Railtex, Inc.............................................       105,400         1,630,406
  *Rainbow Technologies, Inc................................        19,100           460,788
  *Rainforest Cafe, Inc.....................................       169,400         2,355,719
  *#Rally's Hamburgers, Inc.................................        80,300           171,892
  *Ramsay Health Care, Inc..................................       153,800           297,988
  *Rare Hospitality International, Inc......................       133,500         1,664,578
  Raritan Bancorp, Inc. DE..................................         1,575            44,100
  *Raster Graphics, Inc.....................................        61,500            65,344
  Raven Industries, Inc.....................................         2,100            42,263
  *Raytech Corp. DE.........................................        20,700           108,675
  *#Read-Rite Corp..........................................       404,700         3,553,772
  *Reading Entertainment, Inc...............................        33,736           453,328
  *Recoton Corp.............................................       143,300         4,643,816
  *Redhook Ale Brewery, Inc.................................        16,100           103,644
  *Redwood Empire Bancorp...................................        28,200           574,575
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Refac Technology Development Corp........................        41,685    $      442,903
  *Regeneron Pharmaceuticals, Inc...........................       403,200         3,780,000
  *Reliability, Inc.........................................        44,500           472,813
  Reliance Steel and Aluminum Co............................        12,250           467,797
  *Relm Wireless Corp.......................................        59,254           231,461
  *Remington Oil and Gas Corp. Class B......................        18,200           112,613
  *Rentrak Corp.............................................        63,000           371,109
  *Repligen Corp............................................        30,200            59,456
  *#Reptron Electronics, Inc................................        63,000           767,813
  *Republic Automotive Parts, Inc...........................        39,800           812,169
  Republic Bancorp, Inc.....................................        34,769           659,524
  *Republic Engineered Steels, Inc..........................       340,000         1,136,875
  Republic Security Financial Corp..........................        47,100           554,897
  Resource Bancshares Mortgage Group, Inc...................       105,135         1,836,577
  *Response Oncology, Inc...................................       183,889         1,166,546
  *Rex Stores Corp..........................................        96,100         1,291,344
  *Rexhall Industries, Inc..................................        12,789           101,912
  Richardson Electronics, Ltd...............................        41,400           548,550
  *Riddell Sports, Inc......................................        94,900           492,294
  *#Ride, Inc...............................................       131,800           238,888
  Riggs National Corp.......................................       298,400         8,187,350
  *Right Management Consultants, Inc........................        78,300         1,071,731
  *Rightchoice Managed Care, Inc. Class A...................        47,700           551,531
  *Rimage Corp..............................................         3,300            38,363
  *Rio Hotel & Casino, Inc..................................       127,800         2,779,650
  Rival Co..................................................        94,300         1,376,191
  *River Oaks Furniture, Inc................................        47,600             5,950
  *Riverside Group, Inc.....................................         3,200            11,300
  Riverview Bancorp, Inc....................................        11,400           192,375
  *Roadhouse Grill, Inc.....................................        55,300           293,781
  Roanoke Electric Steel Corp...............................       131,100         2,671,163
  *Roberds, Inc.............................................        79,700           224,156
  *Roberts Pharmaceutical Corp..............................       300,200         4,953,300
  Robinson Nugent, Inc......................................        53,900           282,975
  *Rock Bottom Restaurants, Inc.............................       109,400           690,588
  Rock-Tenn Co. Class A.....................................       324,500         4,766,094
  *Rocky Shoes & Boots, Inc.................................        50,000           782,813
  *Rodman & Renshaw Capital Group, Inc......................        19,700                 0
  Rollins Truck Leasing Corp................................       824,400         9,892,800
  *Rottlund, Inc............................................        37,800           151,200
  Rouge Industries, Inc. Class A............................       220,200         2,780,025
  *Royal Precision, Inc.....................................        14,150            72,077
  Ruby Tuesday, Inc.........................................       178,000         2,859,125
  *Rush Enterprises, Inc....................................        25,500           352,219
  Russ Berrie & Co., Inc....................................       171,100         4,320,275
  *Ryans Family Steak Houses, Inc...........................       549,400         5,614,181
  Ryland Group, Inc.........................................       213,664         4,286,634
  *S&K Famous Brands, Inc...................................        57,700         1,045,813
  *S3, Inc..................................................       557,100         3,638,559
  *#SABA Petroleum Co.......................................        25,400            44,450
  *SBE, Inc.................................................         7,600            31,825
  *SBS Technologies, Inc....................................        40,000         1,117,500
  *SED International Holdings, Inc..........................        84,500           742,016
  *SEMX Corp................................................        99,400           563,784
  *SFX Broadcasting, Inc. Class A...........................        24,100         1,812,019
  *SGV Bancorp, Inc.........................................         9,300           166,238
  *SLH Corp.................................................        67,150         1,567,533

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *SSE Telecom, Inc.........................................        68,100    $      283,041
  *STM Wireless, Inc. Class A...............................        70,000           748,125
  *SYNC Research, Inc.......................................       283,400         1,053,894
  *Safety 1st, Inc..........................................        65,400           490,500
  *Saint Paul Companies, Inc................................        20,908           927,793
  *Salant Corp. DE..........................................       153,800            96,125
  Salient 3 Communications, Inc. Class A....................        72,900           726,722
  *San Filippo (John B.) & Son, Inc.........................        74,800           486,200
  Sanderson Farms, Inc......................................       154,800         1,828,575
  *Sands Regent Casino Hotel................................        43,282            94,679
  Sandwich Bancorp, Inc.....................................        19,400         1,233,719
  *Santa Cruz Operation, Inc................................       119,100           599,222
  *Saucony, Inc. Class A....................................        19,800           112,613
  *Saucony, Inc. Class B....................................        30,000           161,250
  *#Savoir Technology Group, Inc............................        12,300           123,769
  *Scan-Optics, Inc.........................................        76,000           415,625
  *Schieb (Earl), Inc.......................................        70,500           537,563
  Schnitzer Steel Industries, Inc. Class A..................        13,500           350,156
  *Scholastic Corp..........................................        95,400         3,783,206
  *Schuler Homes, Inc.......................................       291,000         2,418,938
  *Schulman (A.), Inc.......................................        83,000         1,660,000
  Schultz Sav-O Stores, Inc.................................        15,300           240,975
  *Scios-Nova, Inc..........................................       145,300         1,371,269
  Scope Industries, Inc.....................................         4,200           289,800
  *Scott Technologies, Inc. Class B.........................        17,700           251,672
  Seaboard Corp.............................................           100            26,550
  *Sealright Co., Inc.......................................       119,300         1,610,550
  *Secom General Corp.......................................        57,500            97,031
  *Segue Software, Inc......................................        69,200           897,438
  *Seibels Bruce Group, Inc.................................        55,700           410,788
  *Seitel, Inc..............................................        43,000           731,000
  Selas Corp. of America....................................        61,500           580,406
  Selective Insurance Group, Inc............................       286,400         7,500,100
  *Seneca Foods Corp. Class B...............................        10,500           171,281
  *#Sentry Technology Corp..................................        16,802            19,952
  *Sequa Corp. Class A......................................        68,600         4,741,975
  *Sequa Corp. Class B......................................        31,400         2,658,206
  *Sequent Computer Systems, Inc............................       398,200         6,632,519
  *Service Merchandise Co., Inc.............................     1,081,800         2,298,825
  *Servico, Inc.............................................       123,900         2,106,300
  *Shaman Pharmaceuticals...................................        35,800           173,966
  *Sharper Image Corp.......................................        93,400           577,913
  *Shaw Group, Inc..........................................        67,000         1,641,500
  Shelby Williams Industries, Inc...........................        32,000           488,000
  *Sheldahl, Inc............................................        90,000           860,625
  *Shiloh Industries, Inc...................................       156,300         3,345,797
  *Shoe Carnival, Inc.......................................       127,300         1,774,244
  *Sholodge, Inc............................................        75,000           698,438
  *Shoney's, Inc............................................       594,304         2,637,224
  *Shopko Stores, Inc.......................................       260,700         9,091,913
  *Show Biz Pizza Time, Inc.................................        24,900           886,284
  Showboat, Inc.............................................       262,000         8,023,750
  Sifco Industries, Inc.....................................        41,600         1,014,000
  *Sight Resource Corp......................................        96,800           390,225
  *Sigma Circuits, Inc......................................        36,200           317,881
  *Sigma Designs, Inc.......................................        11,300            46,613
  *Sigmatron International, Inc.............................         9,500            68,578
  *Signal Technology Corp...................................        79,400           446,625
  *Silicon Storage Technology, Inc..........................        10,000            28,594
  *Silicon Valley Group, Inc................................       323,000         5,884,656
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  Simmons First National Corp. Class A......................        41,600    $    1,859,000
  Simpson Industries, Inc...................................       204,500         2,856,609
  *Sizzler International, Inc...............................       212,700           584,925
  Skaneateles Bancorp, Inc..................................        13,950           244,125
  Skyline Corp..............................................       101,600         2,959,100
  Skywest, Inc..............................................       123,900         5,381,906
  Smart & Final Food, Inc...................................        22,800           427,500
  *Smartflex Systems, Inc...................................        63,900           559,125
  Smith (A.O.) Corp.........................................       138,500         6,994,250
  Smith (A.O.) Corp. Convertible Class A....................        46,500         2,348,250
  *Smithway Motor Express Corp. Class A.....................        10,500           154,875
  Snyder Oil Corp...........................................        20,100           389,438
  *Sodak Gaming, Inc........................................       222,100         1,408,947
  *Softech, Inc.............................................        31,300           191,713
  *#Software Spectrum, Inc..................................        51,900           937,444
  *Sonosight, Inc...........................................        33,609           222,660
  *Sound Advice, Inc........................................        16,600            53,950
  South Jersey Industries, Inc..............................       110,377         3,014,672
  *Southern Energy Homes, Inc...............................        47,300           470,044
  *Southwall Technologies, Inc..............................        83,600           470,250
  Southwest Bancshares, Inc. DE.............................        19,500           621,563
  Southwest Securities Group, Inc...........................        66,000         1,666,500
  Southwestern Energy Co....................................       357,900         3,780,319
  *Spacelabs Medical, Inc...................................       155,400         2,559,244
  *Spacetec IMC Corp........................................        41,900           125,700
  *Spaghetti Warehouse, Inc.................................        96,100           660,688
  Span-American Medical System, Inc.........................        25,300           208,725
  *Spartan Motors, Inc......................................       130,300           965,034
  *Sparton Corp.............................................       100,600           855,100
  *Spec's Music, Inc........................................        36,900           102,628
  *Specialty Chemical Resources, Inc........................        23,000            20,125
  *Spectran Corp............................................        76,300           619,938
  *Speizman Industries, Inc.................................        37,400           210,375
  *Spiegel, Inc. Class A Non-Voting.........................       240,000         1,282,500
  *Sport Chalet, Inc........................................        42,300           228,684
  *Sport Supply Group, Inc..................................        85,900           810,681
  *Sport-Haley, Inc.........................................        33,000           413,531
  *Sports Authority, Inc....................................       128,000         1,928,000
  *Sports Club Co., Inc.....................................        69,900           498,038
  Springs Industries, Inc. Class A..........................           800            44,900
  St. Francis Capital Corp..................................        46,300         1,915,663
  St. Paul Bancorp, Inc.....................................       255,937         6,446,413
  *#Stac, Inc...............................................        89,200           473,875
  *Staff Builders, Inc. Class A.............................       233,400           361,041
  *Stage II Apparel Corp....................................        31,600            23,700
  *Standard Commercial Corp.................................       168,180         1,871,003
  *Standard Management Corp.................................        75,600           562,275
  *Standard Microsystems Corp...............................       203,300         2,255,359
  Standard Motor Products, Inc. Class A.....................       142,150         3,127,300
  Standard Pacific Corp. DE.................................       333,672         5,776,697
  Standard Products Co......................................       265,900         7,810,813
  *Stanford Telecommunications, Inc.........................        21,200           302,100
  *Stanley Furniture, Inc...................................       118,400         2,405,000
  *Star Multi Care Services, Inc............................        57,100           142,750
  *Starcraft Corp...........................................        27,300            61,425
  Starrett (L.S.) Co. Class A...............................        58,400         2,259,350
  *Starter Corp.............................................       214,800           724,950

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Station Casinos, Inc.....................................       526,100    $    7,825,738
  *Steel of West Virginia, Inc..............................        68,000           739,500
  Steel Technologies, Inc...................................       130,500         1,468,125
  Stepan Co.................................................       107,600         3,402,850
  Stephan Co................................................        49,000           624,750
  Sterling Bancorp..........................................        63,500         1,738,313
  *Sterling Financial Corp. WA..............................        74,080         1,944,600
  *Stevens International, Inc. Class A......................        53,000           152,375
  Stewart & Stevenson Services, Inc.........................       109,300         2,264,559
  Stewart Information Services Corp.........................        69,000         2,647,875
  Stifel Financial Corp.....................................        62,307           973,547
  *Stimsonite Corp..........................................        62,200           476,219
  Stone & Webster, Inc......................................       134,400         5,443,200
  *#Stormedia, Inc. Class A.................................       136,200           446,906
  *Strategic Diagnostics, Inc...............................        45,000           166,641
  *Strategic Distribution, Inc..............................       243,600         1,316,963
  *Stratus Properties, Inc..................................       150,100           863,075
  Strawbridge and Clothier Liquidating Trust................        71,881            46,813
  *Strouds, Inc.............................................       136,000           450,500
  *Stuart Entertainment, Inc................................        60,000           101,250
  *Suburban Lodges of America, Inc..........................        44,000           706,750
  *#Sulcus Computer Corp....................................       180,900           474,863
  Sumitomo Bank of California...............................       120,700         4,533,794
  *Summa Four, Inc..........................................        68,300           815,331
  *Summit Technology, Inc...................................        12,000            64,688
  *Summitt Medical Systems, Inc.............................       169,000           602,063
  *Sun Television and Appliances, Inc.......................       206,300           419,047
  *Sunbelt Nursery Group, Inc...............................        22,700                 0
  *Sundance Homes, Inc......................................        20,500            46,766
  *Sunrise Medical, Inc.....................................       284,500         4,409,750
  *Sunrise Resources, Inc...................................        82,000           271,625
  Superior Surgical Manufacturing Co., Inc..................        80,900         1,274,175
  *Suprema Specialties, Inc.................................        50,500           209,891
  *Supreme International Corp...............................        68,550         1,156,781
  *Surety Capital Corp......................................        66,400           315,400
  Susquehanna Bancshares, Inc...............................       156,715         5,847,428
  *#Swift Energy Corp.......................................        57,500         1,038,594
  *Swiss Army Brands, Inc...................................        87,300           995,766
  *Sybase, Inc..............................................       166,800         1,329,188
  *Sybron Chemicals, Inc....................................         1,600            52,700
  *Sylvan, Inc..............................................       104,000         1,547,000
  *Symix Systems, Inc.......................................         8,600           168,775
  *Symmetricom, Inc.........................................       154,700           981,378
  *Syms Corp................................................       128,700         1,914,413
  Synalloy Corp. DE.........................................        27,600           376,050
  *Synbiotics Corp..........................................        84,900           267,966
  *Syncor International Corp. DE............................       117,600         2,058,000
  *Syntellect, Inc..........................................       218,100           565,697
  *Synthetic Industries, Inc................................        87,500         1,785,547
  *Sypris Solutions, Inc....................................        26,250           267,422
  *Syquest Technology, Inc..................................        75,900           136,383
  *TBC Corp.................................................       386,900         3,179,834
  TCBY Enterprises, Inc.....................................       200,966         1,946,858
  *TCC Industries, Inc......................................        24,800           119,350
  *TCI International, Inc...................................        27,600           136,275
  *TCSI Corp................................................       305,600         1,585,300
  TF Financial Corp.........................................        11,300           300,863
  *TII Industries, Inc......................................        77,900           335,944
  TJ International, Inc.....................................       105,800         3,064,894
  TR Financial Corp.........................................       136,400         6,099,638
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *TRC Companies, Inc.......................................        71,450    $      357,250
  *TRM Copy Centers Corp....................................        72,000           931,500
  Tab Products Co. DE.......................................        51,800           757,575
  *Taco Cabana, Inc.........................................       187,900         1,191,991
  Talbots, Inc..............................................       240,000         6,855,000
  *Tandy Brand Accessories, Inc.............................        12,600           222,075
  *Tandy Crafts, Inc........................................       149,700           711,075
  Tasty Baking Co...........................................         3,000            56,250
  *Team, Inc................................................        65,300           322,419
  *Tech-Sym Corp............................................        63,400         1,834,638
  *Technical Communications Corp............................         6,300            38,981
  Technology Research Corp..................................        61,000           128,672
  *Tegal Corp...............................................       109,000           451,328
  *Tei, Inc.................................................       111,600           240,638
  *Telco Systems, Inc.......................................        43,500           429,563
  Telxon Corp...............................................       130,200         4,321,013
  *Temtex Industries, Inc...................................        35,700           149,494
  Terra Industries, Inc.....................................        44,300           448,538
  *Tesoro Petroleum Corp....................................       285,700         5,517,581
  *#Tesseract Group, Inc....................................        85,600           449,400
  *Tetra Technologies, Inc..................................        37,900           826,694
  Texas Industries, Inc.....................................        34,562         2,052,119
  *Texas Micro, Inc.........................................       137,700           542,194
  *Texfi Industries, Inc....................................        27,100            57,588
  *Thermo Power Corp........................................        95,600         1,087,450
  Thermo Remediation, Inc...................................       118,100           649,550
  *#Thermo Sentron, Inc.....................................       135,500         1,702,219
  *Thermo Terratech, Inc....................................       130,000           617,500
  *Thermo Voltek Corp.......................................        49,800           348,600
  *Thermospectra Corp.......................................        11,000           121,688
  *Thomas Group, Inc........................................        33,500           341,281
  Thomas Industries, Inc....................................       133,850         3,429,906
  Thomaston Mills, Inc......................................        34,800           269,700
  Thor Industries, Inc......................................         3,900           107,981
  *Thorn Apple Valley, Inc..................................        62,615           986,186
  *Tipperary Corp...........................................       129,200           468,350
  *Titan Corp...............................................        53,430           340,616
  Titan International, Inc..................................       196,000         3,809,750
  Toastmaster, Inc..........................................        83,600           512,050
  *Today's Man, Inc.........................................        86,000           225,750
  *Todd Shipyards Corp......................................       114,200           735,163
  Todd-AO Corp. Class A.....................................         3,740            46,984
  *Toddhunter International, Inc............................        76,000           660,250
  *Topps, Inc...............................................        68,200           233,372
  Toro Co...................................................        24,000           838,500
  *Tower Air, Inc...........................................       166,400           715,000
  *Tractor Supply Co........................................        30,100           737,450
  *Trak Auto Corp...........................................        40,200           472,350
  *#Trans World Airlines, Inc...............................       638,300         6,622,363
  *Trans World Entertainment Corp...........................       177,700         6,402,753
  *Transcend Services, Inc..................................        20,100            64,069
  *Transfinancial Holdings, Inc.............................        68,700           618,300
  Transmedia Network, Inc...................................        11,000            67,375
  *TransNet Corp............................................        59,500            55,781
  #Transport Lux Corp.......................................         2,546            33,098
  Transtechnology Corp......................................        54,900         1,482,300
  *Transworld Healthcare, Inc...............................        48,800           314,150
  *#Travel Ports of America, Inc............................        66,978           223,958
  Treadco, Inc..............................................        55,500           482,156
  *Tremont Corp. DE.........................................        68,133         3,832,481
  *Trend-Lines, Inc. Class A................................        70,900           381,088
  Trenwick Group, Inc.......................................        48,000         1,788,000

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Triangle Pacific Corp....................................        30,000    $    1,314,375
  *Triathlon Broadcasting Co. Class A.......................         7,200            76,050
  *Tricord Systems, Inc.....................................        89,500            88,102
  *Trident Microsystems, Inc................................       149,300         1,049,766
  *Tridex Corp..............................................        71,900           494,313
  Trigen Energy Corp........................................       196,700         2,729,213
  *Trimark Holdings, Inc....................................        30,300           109,838
  Trion, Inc................................................        17,800           104,575
  *Triple S Plastics, Inc...................................        30,500           192,531
  *Tripos, Inc..............................................        29,566           328,922
  *Trism, Inc...............................................        64,800           155,925
  *Truevision, Inc..........................................       117,800           242,963
  *#Trump Hotels & Casino Resorts, Inc......................       366,800         3,140,725
  *Tseng Laboratories, Inc..................................       180,100           405,225
  *Tultex Corp..............................................       323,307           969,921
  *Turner Corp..............................................        41,732         1,121,548
  Twin Disc, Inc............................................        33,600         1,075,200
  Tyler Corp................................................       213,100         1,997,813
  U.S. Bancorp, Inc.........................................        40,300         3,226,519
  *#U.S. Diagnostic, Inc....................................       280,000         1,255,625
  *URS Corp.................................................        80,202         1,333,358
  *US Can Corp..............................................       214,100         3,626,319
  *US Foodservice, Inc......................................       174,730         5,787,931
  *US Servis, Inc...........................................        18,400            32,775
  *US Xpress Enterprises, Inc. Class A......................        26,100           508,950
  *USData Corp..............................................         6,750            36,703
  UST Corp..................................................        18,310           509,819
  *#Ugly Duckling Corp......................................        40,000           351,250
  *Ultimate Electronics, Inc................................        82,700           273,944
  *Ultradata Corp...........................................        25,000           132,813
  *#Ultrafem, Inc...........................................       114,000             7,980
  *Ultrak, Inc..............................................       150,500         1,472,078
  *#Ultralife Batteries, Inc................................        50,400           584,325
  *#Ultratech Stepper, Inc..................................       168,300         3,413,334
  *#Unapix Entertainment, Inc...............................         3,000            15,188
  *Uni-Marts, Inc...........................................       103,200           374,100
  Unico American Corp.......................................        44,700           695,644
  Unifirst Corp.............................................        98,700         2,541,525
  *Unimark Group, Inc.......................................       125,900           613,763
  *Union Acceptance Corp. Class A...........................        51,400           375,863
  *Unique Casual Restaurants, Inc...........................        98,000           584,938
  *Uniroyal Technology Corp.................................       163,600         1,482,625
  *Unit Corp................................................        90,500           707,031
  *Unit Instruments, Inc....................................        66,700           433,550
  *United American Healthcare Corp.,........................        80,200            80,200
  United Bankshares, Inc. WV................................        25,500           635,906
  #United Companies Financial Corp..........................       521,300         9,578,888
  United Fire Casualty Co...................................        18,750           728,906
  United Industrial Corp....................................       150,600         1,807,200
  United National Bancorp...................................         7,865           233,001
  *United Retail Group, Inc.................................       150,600         1,666,013
  *United States Energy Corp................................        15,700           102,050
  *United States Home Corp..................................       129,100         5,220,481
  *United States Homecare Corp..............................         3,400             1,753
  United Wisconsin Services, Inc............................       244,800         7,588,800
  *Unitel Video, Inc........................................        29,500           143,813
  Unitog Co.................................................        17,300           400,063
  *Unitrode Corp............................................        55,000           718,438
  *Universal American Financial Corp........................        13,100            34,388
  *Universal Electronics, Inc...............................        63,900           642,994
  *#Universal International, Inc............................        34,600            78,931
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Universal Standard Medical Labs, Inc.....................        64,100    $      136,213
  *Uno Restaurant Corp......................................       103,100           760,363
  *Uranuim Resources, Inc...................................       196,000           505,313
  *Urocor, Inc..............................................       112,700           831,163
  *Urogen Corp. (Restricted)................................        14,500            13,141
  *Uroquest Medical Corp....................................        33,900            98,522
  *Utilx Corp...............................................        81,600           413,100
  *V Band Systems, Inc......................................        50,700            17,428
  *VTEL Corp................................................       164,500           951,016
  *Valence Technology, Inc..................................        99,700           588,853
  *Vallen Corp..............................................       114,300         2,364,581
  Valley Forge Corp.........................................        22,500           334,688
  *Value City Department Stores, Inc........................       399,100         7,108,969
  Value Line, Inc...........................................         4,000           174,500
  *Valuevision International, Inc. Class A..................       307,300         1,238,803
  *Vans, Inc................................................       141,700         1,403,716
  *Variflex, Inc............................................        65,500           358,203
  Varlen Corp...............................................       100,857         3,422,834
  *Vaughn Communications, Inc...............................        54,500           493,906
  *Vectra Technologies, Inc.................................        58,100             2,324
  *Venture Stores, Inc......................................       266,179            35,269
  *Verity, Inc..............................................       125,000           960,938
  Vermont Financial Services Corp...........................       118,300         3,353,066
  *Versar, Inc..............................................         1,300             6,500
  *Versatility, Inc.........................................         3,500             9,188
  *Vertex Communications Corp...............................        51,200         1,113,600
  *Veterinary Centers of America, Inc.......................       202,500         3,790,547
  *Vicorp Restaurants, Inc..................................        93,600         1,439,100
  *Video Display Corp.......................................        44,400           482,850
  *Video Services Corp......................................        10,000            35,625
  *Video Update, Inc........................................       447,875           804,775
  *Videonics, Inc...........................................        58,000           159,500
  *Viisage Technology, Inc..................................        11,000            35,063
  Virco Manufacturing Corp..................................       102,396         2,726,294
  *Virtualfund.Com, Inc.....................................        27,800           119,019
  Vital Signs, Inc..........................................       194,000         3,425,313
  *Vitalink Pharmacy Services, Inc..........................       238,350         5,169,216
  Vulcan International Corp.................................        12,200           497,150
  *#WFS Financial, Inc......................................       231,600         1,990,313
  *#WHX Corp................................................       372,500         5,121,875
  WICOR, Inc................................................        40,500         1,852,875
  *WLR Foods, Inc...........................................       176,006         1,254,043
  *WPI Group, Inc...........................................        45,800           347,794
  Wackenhut Corp. Class A...................................        16,300           359,619
  Wackenhut Corp. Class B Non-Voting........................        26,000           521,625
  Walbro Corp...............................................       115,752         1,193,693
  *Walker Interactive Systems, Inc..........................        47,600           752,675
  *Wall Data, Inc...........................................       106,700         1,383,766
  *Wall Street Deli, Inc....................................        39,700           138,950
  Walshire Assurance Co.....................................        50,527           378,953
  *#Wandel & Goltermann Technologies, Inc...................        47,900           718,500
  Warren Bancorp, Inc.......................................        72,000           900,000
  *Washington Homes, Inc....................................       104,000           520,000
  Washington Savings Bank FSB Waldorf, MD...................        23,500           167,438
  Watkins-Johnson Co........................................        93,000         2,342,438
  Watts Industries, Inc. Class A............................       185,400         4,322,138
  Webb (Del) Corp...........................................       311,188         7,546,309

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Webco Industries, Inc....................................        50,800    $      431,800
  Webster Financial Corp....................................        87,425         2,926,005
  *Weirton Steel Corp.......................................       468,700         1,904,094
  Wellco Enterprises, Inc...................................         4,800            54,600
  Wellman, Inc..............................................       349,900         8,419,469
  *Wells-Gardner Electronics Corp...........................        45,700           231,356
  Werner Enterprises, Inc...................................       275,625         5,271,328
  Wesbanco, Inc.............................................        40,600         1,045,450
  *West Coast Entertainment Corp............................       136,500           260,203
  West, Inc.................................................       186,800         5,510,600
  *#Westbridge Capital Corp.................................        12,000             4,500
  Westco Bancorp, Inc.......................................        11,400           345,563
  Westcorp, Inc.............................................       408,356         4,951,317
  Westerfed Financial Corp..................................        69,900         1,721,288
  Western Bancorp...........................................        38,412         1,643,313
  *Western Beef, Inc........................................        57,400           473,550
  *Weston (Roy F.), Inc. Class A............................        87,200           332,450
  Weyco Group, Inc..........................................         2,400            61,800
  *White Pine Software, Inc.................................        46,100           113,809
  Whitney Holdings Corp.....................................        90,171         4,948,134
  *Whittaker Corp...........................................       131,900         1,879,575
  *Wickes Lumber Co.........................................        96,600           549,413
  *Williams Clayton Energy, Inc.............................       122,000         1,288,625
  *Wilshire Oil Co. of Texas................................       108,514           664,648
  Windmere Corp.............................................        50,300         1,593,881
  Winnebago Industries, Inc.................................       237,800         2,660,388
  Wiser Oil Co..............................................       100,175         1,045,577
  Wolf (Howard B.), Inc.....................................         5,000            28,750
  Wolohan Lumber Co.........................................        74,478           930,975
  *Wolverine Tube, Inc......................................        21,100           770,150
  *Workgroup Technology Corp................................        82,600           314,913
  *#Worldcorp, Inc..........................................        25,000            15,625
  *Worldtex, Inc............................................       242,700         1,638,225
  Worthington Foods, Inc....................................        23,554           343,005
  *Wyant Corp...............................................           800             4,700
  *Xetel Corp...............................................        74,400           330,150
  *Xicor, Inc...............................................       205,800           443,756
  Xtra Corp.................................................         7,350           385,875
  Yankee Energy Systems, Inc................................       108,800         2,611,200
  Yardville National Bancorp................................        47,970           863,460
  *Yellow Corp..............................................       303,000         5,700,188
  York Financial Corp.......................................        95,261         2,110,627
  *York Research Corp.......................................         3,800            26,006
  *Zale Corp................................................        38,400         1,188,000
  *Zaring National Corp.....................................        46,000           462,875
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Zemex Corp...............................................       106,528    $    1,058,622
  Zenith National Insurance Corp............................       188,700         5,401,338
  Ziegler Co., Inc..........................................         1,700            40,588
  *Zing Technologies, Inc...................................        14,600           119,081
  *Zoll Medical Corp........................................        91,000           557,375
  Zurn Industries, Inc......................................       117,900         4,892,850
  *Zygo Corp................................................         7,500           134,766
                                                                              --------------
TOTAL COMMON STOCKS
  (Cost $2,017,939,659).....................................                   2,566,843,605
                                                                              --------------
RIGHTS/WARRANTS -- (0.0%)
  *Amerus Life Holdings, Inc. Class A Warrants 04/03/02.....         3,620            33,485
  *CSF Holdings, Inc. Litigation Rights 12/30/99............        40,500                 0
  *Fusion Systems Corp. Contingent Payment Rights
    03/31/99................................................        64,000             3,742
  *National Mercantile Bancorp Warrants 06/02/99............           165                 0
  *Statesman Group, Inc. Contingent Payment Rights..........        37,500                 0
  *Today's Man, Inc. Warrants 10/14/99......................        43,000            29,563
                                                                              --------------
TOTAL RIGHTS/WARRANTS
  (Cost $37,808)............................................                          66,790
                                                                              --------------
                                                                   FACE
                                                                  AMOUNT
                                                                ----------
                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (1.3%)
  Repurchase Agreements, PNC Capital Markets Inc. 5.25%,
    06/01/98 (Collateralized by U.S. Treasury Notes 5.75%,
    10/31/02, valued at $35,482,781) to be repurchased at
    $34,969,292. (Cost $34,954,000).........................       $34,954        34,954,000
                                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,052,931,467)++...................................                  $2,601,864,395
                                                                              --------------
                                                                              --------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (98.8%)
  *3-D Systems Corp....................................         7,700  $     89,513
  *3D0 Co..............................................        20,000        75,625
  *4 Health, Inc.......................................         8,000        52,500
  *4Front Software International, Inc..................         3,100        38,750
  *#7Th Level, Inc.....................................         3,400        15,088
  *99 Cents Only Stores................................         8,100       308,813
  *AAON, Inc...........................................         3,600        38,250
  AAR Corp.............................................        16,200       428,288
  ABC Bancorp..........................................         5,125        85,844
  *ABC Rail Products Corp..............................         5,400       101,250
  ABM Industries, Inc..................................        14,100       390,394
  *ABR Information Services, Inc.......................        19,200       493,200
  *ABT Building Products Corp..........................         7,400       106,838
  *#ACT Manufacturing, Inc.............................         5,700        50,053
  *ACT Networks, Inc...................................         7,400        92,500
  *ACX Technologies, Inc...............................        19,900       451,481
  *ADE Corp............................................         7,900       118,253
  *AEP Industries, Inc.................................         4,400       120,450
  *AER Energy Resources, Inc...........................        14,200        10,872
  *AFC Cable Systems, Inc..............................         7,925       265,983
  *AG Associates, Inc..................................         4,400        12,100
  *AG Services America, Inc............................         2,800        50,050
  *#AMBI, Inc..........................................        12,400        22,281
  AMC Entertainment, Inc...............................         9,400       169,200
  *AML Communications, Inc.............................         3,600        15,413
  *AMX Corp............................................         6,300        54,731
  *APAC Teleservices, Inc..............................        42,200       381,778
  *#APS Holding Corp. Class A..........................        11,000         9,625
  *ARI Network Services, Inc...........................         1,700         4,356
  *#ARV Assisted Living, Inc...........................         7,500        83,438
  ASB Financial Corp...................................         1,000        14,688
  *ASV, Inc............................................         3,750        73,125
  *ATC Communications Group, Inc.......................         5,900        13,367
  *ATL Products, Inc. Class A..........................           330         8,528
  *ATL Ultrasound, Inc.................................        10,900       493,566
  *ATMI, Inc...........................................        14,700       266,438
  *ATS Medical, Inc....................................        15,700       109,900
  Aames Financial Corp.................................        22,975       331,702
  Aaron Rents, Inc. Class A............................         1,500        30,000
  Aaron Rents, Inc. Class B............................        14,400       281,700
  *#Aasche Transportation Services, Inc................         2,000        12,625
  *Aavid Thermal Technologies, Inc.....................         5,100       140,888
  *Abacus Direct Corp..................................         6,700       335,419
  *#Abaxis, Inc........................................         7,100        15,975
  *Abercrombie & Fitch Co..............................         5,600       236,600
  Abington Bancorp, Inc................................         2,600        47,450
  *Abiomed, Inc........................................         6,000        94,500
  *Able Telcom Holding Corp............................         6,700       104,269
  Abrams Industries, Inc...............................           200         1,450
  *Abraxas Petroleum Corp..............................         4,200        40,163
  *#Acacia Research Corp...............................         1,200        20,513
  *Accell International Corp...........................         6,000        18,656
  *Accelr8 Technology Corp.............................         6,500        88,563
  *Acceptance Insurance Companies, Inc.................        10,800       248,400
  *Access Health Marketing, Inc........................        14,000       356,563

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Acclaim Entertainment, Inc..........................        44,900  $    287,641
  *Accumed Interntational, Inc.........................           333           770
  *Ace Cash Express, Inc...............................         6,200        95,519
  *Ace Comm Corp.......................................         6,100        39,459
  Aceto Corp...........................................         4,700        68,738
  Ackerley Group, Inc..................................        15,600       312,000
  *Acme Electric Corp..................................         2,800        13,825
  *Acme Metals, Inc....................................        11,000        86,625
  *Acme United Corp....................................         1,300         6,175
  *Actel Corp..........................................        14,400       183,150
  *#Action Performance Companies, Inc..................        12,400       344,875
  *Active Apparel Group, Inc...........................         1,500         3,234
  *Active Voice Corp...................................         3,300        38,363
  *Activision, Inc.....................................        12,500       125,391
  *#Actrade International, Ltd.........................         5,100        74,906
  *Acuson Corp.........................................        20,200       386,325
  *Adac Laboratories...................................        16,766       334,272
  *Adam Software, Inc..................................         1,000         4,000
  Adams Resources & Energy, Inc........................         3,100        37,200
  *Adelphia Communications Corp. Class A...............        12,900       303,956
  *Adept Technology, Inc...............................         6,000        56,625
  *Adflex Solutions, Inc...............................         5,200        83,038
  *Advance Lighting Technologies, Inc..................        12,400       307,675
  *Advance Paradigm, Inc...............................         5,500       194,906
  *Advanced Digital Information Corp...................         7,500       129,844
  *Advanced Energy Industries, Inc.....................         6,000        85,688
  *#Advanced Health Corp...............................         6,900        86,250
  *Advanced Magnetics, Inc.............................         6,000        65,625
  *Advanced Marketing Services, Inc....................         2,700        49,444
  *Advanced Photonix, Inc. Class A.....................         5,300         5,963
  *Advanced Polymer Systems, Inc.......................        14,700       114,384
  *Advanced Promotion Technologies, Inc................        11,624           215
  *Advanced Radio Telecom Corp.........................        12,900       129,806
  *#Advanced Tissue Sciences, Inc......................        28,600       264,103
  *Advent Software, Inc................................         6,000       213,000
  Advest Group, Inc....................................         6,200       162,363
  *Advo, Inc...........................................        16,100       403,506
  *Advocat, Inc........................................         5,200        42,250
  *#Aerial Communications, Inc.........................        19,000       115,484
  *Aeroflex, Inc.......................................        10,000       112,500
  *Aerosonic Corp. DE..................................         2,000        39,250
  *Aerovox, Inc........................................         4,200        13,650
  *Aetrium, Inc........................................         6,800        89,250
  Affiliated Community Bancorp.........................         3,200       122,200
  *Affinity Technology Group, Inc......................        16,800        21,000
  *Aftermarket Technology Corp.........................         7,700       128,494
  *Ag-Chem Equipment Co., Inc..........................         7,600       116,375
  *Agri-Nutrition Group, Ltd...........................         1,600         1,825
  *#Agribiotech, Inc...................................        24,800       478,175
  *#Agritope, Inc......................................         2,040         8,798
  *Air & Water Technologies Corp. Class A..............        25,500        51,000
  Air Express International Corp.......................         3,975       102,356
  *Air Methods Corp....................................         5,700        23,156
  *Airtran Holdings, Inc...............................        38,600       278,041

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Akorn, Inc..........................................        11,600  $     93,525
  Alabama National Bancorporation......................         3,900       132,600
  Alamo Group, Inc.....................................         5,800        96,063
  *Alaris Medical, Inc.................................        44,700       268,200
  *#Alarmguard Holdings, Inc...........................         5,000        53,750
  *Alba-Waldensian, Inc................................           600         5,850
  Albank Financial Corp................................         9,040       467,820
  Albany International Corp. Class A...................        18,000       522,000
  *Alcide Corp.........................................           900        36,309
  *Aldila, Inc.........................................        10,900        67,784
  Alfa Corp............................................        28,500       557,173
  *Alfin, Inc..........................................         4,500         4,219
  *Algos Pharmaceutical Corp...........................         9,600       350,100
  Aliant Communications, Inc...........................         1,200        27,900
  Alico, Inc...........................................         4,900       101,981
  *Align-Rite International, Inc.......................         2,200        31,625
  *Alkermes, Inc.......................................        18,100       397,069
  *All American Semiconductor, Inc.....................         7,100        13,645
  *Allcity Insurance Co................................           200         1,800
  *Allegheny Teledyne, Inc.............................        12,700       295,275
  Allen Organ Co. Class B..............................           200         8,200
  *Allen Telecom, Inc..................................        18,800       225,600
  Alliance Bancorp.....................................         6,438       175,234
  *Alliance Entertainment Corp.........................        18,100           566
  *Alliance Gaming Corp................................        24,928       114,513
  *Alliance Pharmaceuticals Corp.......................        24,400       116,663
  *Alliance Semiconductor Corp.........................        30,900       150,638
  *Alliant Techsystems, Inc............................         7,800       503,100
  *Allied Digital Technologies Corp....................         8,200        38,438
  *Allied Healthcare Products, Inc.....................         6,700        35,594
  *Allied Holdings, Inc................................         5,900       106,200
  Allied Life Financial Corp...........................         2,000        53,250
  Allied Products Corp.................................         8,550       183,825
  *Allied Research Corp................................         3,100        38,556
  *#Allin Communications Corp..........................         5,000        22,813
  *Allou Health & Beauty Care, Inc. Class A............         1,900        22,325
  *Allstate Financial Corp.............................         1,600        10,350
  *Alltrista Corp......................................         4,653       118,652
  *Aloette Cosmetics, Inc..............................         1,000         4,906
  *#Alpha Beta Technology, Inc.........................        13,400        35,594
  *Alpha Industries, Inc...............................         8,400       139,650
  *Alpha Microsystems, Inc.............................         3,300         9,694
  *Alpha Technologies Group, Inc.......................         5,200        25,025
  *Alphanet Solutions, Inc.............................         4,000        47,000
  Alpharma, Inc. Class A...............................         9,500       206,625
  *Alpine Group, Inc...................................        15,736       312,753
  *Alrenco, Inc........................................         4,900        86,669
  *Alta Gold Co........................................        17,400        35,344
  *Alteon, Inc.........................................        12,600        46,856
  *#Alternative Resources Corp.........................        12,500       252,734
  *Altris Software, Inc................................         7,200        15,525
  *Altron, Inc.........................................        12,100       133,478
  *Alyn Corp...........................................         7,500        60,469
  *Amax Gold, Inc......................................        68,200       217,388
  Ambanc Holding Co., Inc..............................         2,200        41,731
  Amcast Industrial Corp...............................         7,300       157,406
  Amcol International Corp.............................        22,800       312,075
  Amcore Financial, Inc................................        18,775       459,988
  *Amedisys, Inc.......................................         1,400         5,688
  *America Services Group, Inc.........................         1,600        21,500
  American Bancorporation Ohio.........................           400         9,850
                                                               SHARES        VALUE+
                                                         ------------  ------------
  American Bank of Connecticut.........................         2,200  $     61,600
  *American Banknote Corp..............................        16,700        64,713
  American Biltrite, Inc...............................         1,900        57,594
  *#American Biogenetic Sciences, Inc. Class A.........        13,700        17,981
  *American Buildings Co...............................         4,500       149,625
  *American Business Information, Inc..................        14,600       183,413
  *American Business Information, Inc. Class A.........        14,600       177,938
  American Business Products, Inc......................        14,100       313,725
  *American Claims Evaluation, Inc.....................         1,000         1,625
  *American Classic Voyages Co.........................        11,100       185,231
  *American Coin Merchandising, Inc....................         3,900        68,981
  *American Disposal Services, Inc.....................        13,400       524,694
  *American Eagle Group, Inc...........................         4,000           130
  *American Eagle Outfitters, Inc......................        15,675       604,467
  *American Ecology Corp...............................         5,250         6,891
  *American Freightways Corp...........................        21,800       252,063
  *American Healthcorp, Inc............................         6,400        74,200
  American Heritage Life Investment Corp...............        17,600       369,600
  *American Homepatient, Inc...........................        11,800       196,913
  *American Homestar Corp..............................        11,530       243,571
  American Indemnity Financial Corp....................           800         9,850
  *American International Petroleum Corp...............        35,800        82,228
  American Italian Pasta CO............................        10,100       362,338
  *American Media, Inc. Class A........................        15,300        97,538
  *American Medical Electronics, Inc. (Escrow-Bonus)...         4,400             0
  *American Medical Electronics, Inc.
    (Escrow-Earnings)..................................         4,400             0
  *American Mobile Satellite Corp......................        17,600       201,300
  *American Oncology Resources, Inc....................        20,400       261,375
  *American Pacific Corp...............................         4,900        52,522
  *American Pad & Paper Co.............................        19,500       129,188
  *American Physicians Services Group, Inc.............         2,200        15,813
  *American Precision Industries, Inc..................         7,300       138,700
  *American Residential Services, Inc..................         2,000        23,125
  *American Safety Razor Co............................         8,500       101,203
  *American Science & Engineering, Inc.................         6,500        90,188
  *American Shared Hospital Services...................           600         1,013
  *American Software, Inc. Class A.....................        14,100       108,834
  *American Superconductor Corp........................        10,500       132,563
  *American Technical Ceramics Corp....................         1,500        14,156
  *American Telecasting, Inc...........................        11,900         9,111
  *#American United Global, Inc........................         6,600         8,972
  *American Waste Services, Inc. Class A...............        12,400        58,125
  American Woodmark Corp...............................         4,660       128,733
  Americana Bancorp, Inc...............................         1,600        32,300
  *Americredit Corp....................................        21,400       698,175
  *Amerihost Properties, Inc...........................         4,200        20,738
  *AmeriLink Corp......................................         2,900        43,138
  *Amerin Corp.........................................        17,100       513,534
  *Ameripath, Inc......................................         1,300        18,647
  *Ameristar Casinos, Inc..............................        11,600        62,350
  Ameron, Inc..........................................         2,000       120,250
  Amerus Life Holdings, Inc. Class A...................        10,844       347,008
  *Ames Department Stores, Inc.........................        17,100       421,622

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Amistar Corp........................................         1,600  $      5,675
  Ampco-Pittsburgh Corp................................         8,900       131,275
  *Ampex Corp. Class A.................................        36,400        81,900
  *Amrep Corp..........................................         4,600        37,950
  *Amsurg Corp. Class A................................           589         5,559
  *Amsurg Corp. Class B................................         3,800        36,575
  *Amtech Corp.........................................        13,800        64,688
  *Amtran, Inc.........................................         9,200       177,100
  Amwest Insurance Group, Inc..........................         1,540        23,966
  *Amylin Pharmaceuticals, Inc.........................        33,500       142,898
  *Anadigics, Inc......................................        10,250       148,305
  Analogic Corp........................................        10,900       494,247
  *Analogy, Inc........................................         7,300        39,694
  Analysis & Technology, Inc...........................         1,200        23,475
  Analysts International Corp..........................        18,600       548,700
  *Analytical Surveys, Inc.............................         4,300       120,669
  *Anaren Microwave, Inc...............................         3,100        51,828
  Anchor Bancorp Wisconsin, Inc........................         6,600       278,025
  *#Andean Development Corp............................         2,000         8,625
  Andover Bancorp, Inc. DE.............................         4,500       153,563
  *Andrea Electronics Corp.............................         6,700       101,338
  *Anergen, Inc........................................        15,200        34,675
  *Anesta Corp.........................................         9,000       164,813
  *#Angeion Corp.......................................        24,200        62,013
  Angelica Corp........................................         9,000       202,500
  *Anicom, Inc.........................................        15,900       220,116
  *#Ann Taylor Stores Corp.............................        18,800       410,075
  *Ansoft Corp.........................................         4,900        63,853
  *Antec Corp..........................................        34,050       652,270
  *Apertus Technologies, Inc...........................         5,500         7,047
  *#Aphton Corp........................................        10,100       129,091
  Apogee Enterprises, Inc..............................        21,000       292,031
  *Apogee, Inc.........................................         5,900        13,275
  Apple South, Inc.....................................        33,200       434,713
  Applebees International, Inc.........................        22,000       537,625
  *#Appliance Recycling Centers of America, Inc........           525         1,608
  *Applied Digital Access, Inc.........................        10,000        52,500
  *Applied Extrusion Technologies, Inc.................         8,400        62,738
  *Applied Graphics Technologies, Inc..................         2,220       106,560
  Applied Industrial Technologies, Inc.................        15,350       360,725
  *Applied Innovation, Inc.............................        11,500        91,281
  *#Applied Magnetics Corp.............................        16,100        90,563
  *Applied Microsystems Corp...........................         4,800        19,650
  *Applied Science & Technology, Inc...................         6,800        63,538
  *Applied Signal Technologies, Inc....................         5,400        64,125
  *Applied Voice Technology, Inc.......................         9,000       169,031
  *Applix, Inc.........................................         8,000        33,500
  *Apria Healthcare Group, Inc.........................        34,400       262,300
  *Aquagenix, Inc......................................         3,200         4,500
  Aquarion Co..........................................         3,500       116,813
  *Aquila Biopharmaceuticals, Inc......................         3,030        14,771
  Aquila Gas Pipeline Corp.............................        24,700       362,781
  *Arabian Shield Development Co.......................           200           544
  *Aradigm Corp........................................         7,200       102,600
  *Arbor Software Corp.................................         5,000       170,938
  *#Arcadia Financial, Ltd.............................        30,400       228,000
  Arch Coal, Inc.......................................         7,200       174,150
  *Arch Communications Group, Inc......................        17,600        81,400
  *Arch Petroleum, Inc.................................        13,700        31,895
  Arctic Cat, Inc......................................        20,100       182,156
  *Ardent Software, Inc................................         4,238        52,180
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Argonaut Group, Inc..................................        10,000  $    323,438
  *#Argosy Gaming Corp.................................        20,600        74,675
  *Ariad Pharmaceuticals, Inc..........................        16,300        64,691
  *Ariel Corp..........................................         9,300        75,272
  *Ark Restaurants Corp................................         1,600        18,900
  *Arkansas Best Corp..................................        15,600       151,125
  *Arm Financial Group, Inc. Class A...................        12,000       245,250
  *Armco, Inc..........................................        83,000       451,313
  Arnold Industries, Inc...............................        21,000       329,438
  *Aronex Pharmaceuticals, Inc.........................        15,700        55,931
  *Arrhythmia Research Technology, Inc.................         1,800         3,150
  *Arrow Automotive Industries, Inc....................         1,000         2,125
  Arrow Financial Corp.................................         3,675       115,763
  Arrow International, Inc.............................           200         6,931
  *Arthrocare Corp.....................................         5,900       105,463
  *Artisoft, Inc.......................................         8,700        25,964
  *Artra Group, Inc....................................         6,000        19,125
  *Arts Way Manufacturing Co., Inc.....................           200         1,750
  *Asahi/Amer, Inc.....................................           600         3,825
  *Asante Technologies, Inc............................         7,200        18,000
  *Ascent Entertainment Group, Inc.....................        17,900       229,344
  *Aseco Corp..........................................         1,400         7,000
  *Ashworth, Inc.......................................        10,800       136,688
  *Aspen Technology, Inc...............................         9,900       440,859
  *Assisted Living Concepts, Inc.......................        13,800       222,525
  *Associated Group, Inc. Class A......................         6,600       231,413
  *Astea International, Inc............................         7,400        21,044
  *Astec Industries, Inc...............................         7,200       236,250
  Astro-Med, Inc.......................................         4,500        34,313
  *Astronics Corp......................................         2,375        28,648
  *Asyst Technologies, Inc.............................         6,400       105,800
  Atalanta Sosnoff Capital Corp........................         7,700        79,647
  *Atchison Casting Corp...............................         9,200       166,175
  *Athey Products Corp.................................         2,940        13,781
  *Atkinson (Guy F.) of California.....................         5,400           422
  *Atlantic American Corp..............................        12,400        55,800
  *Atlantic Bank and Trust Co..........................         2,000        48,250
  *#Atlantic Coast Airlines, Inc.......................        12,600       378,394
  *Atlantic Gulf Communities Corp......................         8,100        24,553
  *Atlantic Premium Brands, Ltd........................         2,000         6,125
  *Atlantic Tele-Network, Inc..........................         2,960        44,770
  *Atlantis Plastics, Inc..............................         3,300        26,400
  *Atlas Air, Inc......................................        13,200       466,950
  Atmos Energy Corp....................................        20,200       621,150
  Atrion Corp..........................................         1,950        19,500
  *#Atrix Labs, Inc....................................         6,600       107,250
  *Atwood Oceanics, Inc................................        10,000       517,500
  *Au Bon Pain, Inc. Class A...........................         7,100        65,675
  *Audiovox Corp. Class A..............................        13,900        71,238
  *Audits & Surveys Worldwide, Inc.....................         5,100        16,256
  *Ault, Inc...........................................         3,900        23,278
  *Aura Systems, Inc...................................        48,000       136,500
  *Aurora Biosciences Corp.............................         6,000        45,750
  *Auspex Systems, Inc.................................        20,900       118,216
  Authentic Fitness Corp...............................        16,400       298,275
  Autocam Corp.........................................         4,343        83,060
  *Autoimmune, Inc.....................................        13,100        36,844
  *Autoinfo, Inc.......................................         3,900         1,097
  *Autologic Information International, Inc............         2,300        15,525
  *Automobile Protection Corp..........................         8,500       104,922

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Autonomous Technologies Corp........................         7,500  $     37,734
  *Autote Corp. Class A................................        21,258        59,788
  *Avant Corp..........................................        16,000       411,000
  *Avatar Holdings, Inc................................         5,500       148,844
  *#Avatex Corp........................................         6,300        13,781
  *Avecor Cardiovascular, Inc..........................         6,200        43,013
  Avert, Inc...........................................         1,300         8,288
  *Aviall, Inc.........................................        15,700       229,613
  *Avid Technology, Inc................................         4,100       166,178
  *Avigen, Inc.........................................         1,000         3,469
  *Aviva Petroleum, Inc. Deposit Shares (Representing 5
    Shares)............................................         6,500         6,094
  *Avondale Financial Corp.............................         2,800        49,788
  *Avondale Industries, Inc............................        11,600       327,338
  *Award Software International, Inc...................         3,500        41,125
  *Aware, Inc..........................................        11,700       126,872
  *Axent Technologies, Inc.............................         3,000        73,875
  *Axiohm Transaction Solutions, Inc...................         2,732        35,345
  *#Axsys Technologies, Inc............................         2,500        55,625
  *Axys Pharmaceuticals, Inc...........................        20,900       161,322
  *Aydin Corp..........................................         3,100        29,450
  *Aztar Corp..........................................        31,800       222,600
  Aztec Manufacturing Co...............................         5,000        66,875
  *BA Merchant Services, Inc. Class A..................        15,000       270,938
  *BCT International, Inc..............................         2,700         8,269
  BEI Electronics, Inc.................................         6,000        26,813
  BEI Technologies, Inc................................         3,400        63,113
  *BFX Hospitality Group, Inc..........................         4,600        10,638
  BHA Group Holdings, Inc. Class A.....................         5,856        99,925
  *BI, Inc.............................................         4,900        47,163
  BMC Industries, Inc..................................        18,000       264,375
  *BPI Packaging Technologies, Inc.....................         5,300         5,217
  *BRC Holdings, Inc...................................         8,500       158,313
  BSB Bancorp, Inc.....................................         4,800       150,900
  BT Financial Corp....................................         6,270       172,229
  *BT Office Products International, Inc...............        23,100       308,963
  *BTG, Inc............................................         3,700        35,497
  *BTU International, Inc..............................         3,800        18,050
  *#BWAY Corp..........................................         4,800       122,100
  *Back Bay Restaurant Group, Inc......................         2,700        21,263
  Badger Meter, Inc....................................           800        28,900
  *Badger Paper Mills, Inc.............................         1,000         8,375
  Bairnco Corp.........................................         8,300        78,850
  Baker (J.), Inc......................................         9,700       118,219
  *Baker (Michael) Corp................................         3,900        38,513
  Balchem Corp.........................................         1,200        25,050
  Baldor Electric Co...................................         8,733       227,604
  Baldwin Piano & Organ Co.............................         1,300        20,516
  *Baldwin Technology, Inc. Class A....................        12,100        74,113
  *Ballantyne Omaha, Inc...............................         7,700       141,006
  Ballard Medical Products.............................        25,000       559,375
  *#Bally Total Fitness Holding Corp...................        14,375       463,594
  *Baltek Corp.........................................         1,500        15,656
  Bancfirst Ohio Corp..................................         4,800       135,600
  *Bancinsurance Corp..................................         2,900        18,669
  Bancorp Connecticut, Inc.............................         3,100        62,388
  *BancTec, Inc........................................        17,896       418,319
  *Bangor Hydro-Electric Co............................         4,400        37,950
  Bank of Granite Corp.................................         5,400       218,531
  *Bank Plus Corp......................................         9,000       115,875
  *Bank United Financial Corp. Class A.................        13,700       245,316
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Bank West Financial Corp.............................         1,600  $     22,700
  #BankAtlantic Bancorp, Inc. Class A..................         8,441       111,316
  BankAtlantic Bancorp, Inc. Class B...................         7,371       100,891
  BankNorth Group, Inc. DE.............................        11,800       426,275
  *Banner Aerospace, Inc...............................        18,200       214,988
  Banta Corp...........................................         3,000        94,969
  *#Banyan System, Inc.................................        12,500        98,828
  Barnes Group, Inc....................................        16,200       481,950
  *Barnett, Inc........................................         9,700       175,813
  *Barnwell Industries, Inc............................           400         6,300
  *Barra, Inc..........................................         8,700       176,719
  *Barrett Business Services, Inc......................         4,100        50,225
  *Barringer Technologies, Inc.........................         2,400        25,650
  *Barry (R.G.) Corp...................................         8,832       131,376
  *#Base Ten Systems, Inc. Class A.....................         3,700        19,425
  *Basin Exploration, Inc..............................         8,000       126,500
  Bassett Furniture Industries, Inc....................         7,800       235,706
  Battle Mountain Gold Co..............................        43,900       233,219
  Bay State Gas Co.....................................         7,600       289,275
  Bay View Capital Corp................................        12,300       396,291
  *Bayard Drilling Technologies, Inc...................           296         3,275
  *Baycorp Holdings, Ltd...............................         4,200        30,450
  Bayonne Bancshares, Inc..............................         4,800        77,550
  *Bayou Steel Corp. Class A...........................         6,400        41,200
  *Be Aerospace, Inc...................................        17,800       514,531
  Beauticontrol Cosmetics, Inc.........................         2,900        26,463
  *Beazer Homes USA, Inc...............................         6,000       136,500
  *Bel Fuse, Inc.......................................         3,500        92,750
  *Belco Oil & Gas Corp................................        10,000        98,750
  *Bell and Howell Co..................................        19,900       537,300
  *Bell Industries, Inc................................         6,520        82,315
  *Bell Microproducts, Inc.............................         6,100        45,178
  *Bell Sports Corp....................................        11,000       103,125
  *Bellwether Exploration Co...........................        11,100        99,553
  *Ben & Jerry's Homemade, Inc. Class A................         3,600        70,425
  *Benchmark Electronics, Inc..........................         6,900       139,294
  *Benchmarq Microelectron.............................         4,100        60,219
  *Benihana, Inc.......................................         1,000        11,688
  *#Bentley Pharmaceuticals, Inc.......................         3,160         7,703
  *Benton Oil & Gas Co.................................        22,300       232,756
  Berkshire Gas Co.....................................         1,000        22,375
  *Berlitz International, Inc..........................         4,700       130,425
  Berry Petroleum Corp. Class A........................        15,300       218,025
  *Bertuccis, Inc......................................         7,000        71,969
  *Bet Holdings, Inc. Class A..........................         6,700       418,331
  Beverly Bancorporation, Inc..........................         3,465        90,307
  *Big 4 Ranch, Inc....................................         3,200             0
  *#Big Flower Holdings, Inc...........................        14,100       432,694
  *Billing Information Concepts Corp...................        10,800       251,100
  Bindley Western Industries, Inc......................        12,200       433,100
  Binks Sames Corp.....................................         1,500        63,000
  *Bio Technology General Corp.........................        38,500       327,852
  *#Bio Vascular, Inc..................................         3,000        14,344
  *Bio-Logic Systems Corp..............................         2,100        10,631
  *#Bio-Plexus, Inc....................................         2,700         8,184
  *Bio-Rad Laboratories, Inc. Class A..................         5,800       184,150
  *#Biocircuits Corp...................................           370             0
  *Biocryst Pharmaceuticals, Inc.......................        11,000        87,656
  *Biofield Corp.......................................         3,000        11,625
  *#Biomatrix, Inc.....................................         8,200       278,800
  *Biosepra, Inc.......................................         5,000         8,281

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Biosite Diagnostics, Inc............................        10,000  $    123,125
  *Biosource International, Inc........................         7,200        47,700
  *Biospecifics Technologies Corp......................         2,300        12,219
  *#Biospherics, Inc...................................         6,500        26,609
  Birmingham Steel Corp................................        18,600       260,400
  *Black Box Corp......................................        13,200       526,350
  *Black Hawk Gaming & Development, Inc................         1,000        10,031
  Black Hills Corp.....................................        13,050       286,284
  Blair Corp...........................................         5,600       166,600
  Blanch (E.W.) Holdings, Inc..........................         6,600       248,325
  Blimpie International................................         5,000        16,250
  *Blonder Tongue Laboratories, Inc....................         2,000        19,250
  *Bluegreen Corp......................................        16,195       135,633
  *Boca Research, Inc..................................         5,200        26,813
  *Bolder Technologies Corp............................         5,700        66,263
  *Bolle, Inc..........................................         3,561        18,584
  *Bolt Technology Corp................................         4,500        45,563
  *Bombay Co., Inc.....................................        30,500       133,438
  *Bon-Ton Stores, Inc.................................         5,700        96,188
  *Bonded Motors, Inc..................................         1,800        17,550
  *Bone Care International, Inc........................         2,250        22,500
  *Bontex, Inc.........................................           200           725
  *Books-a-Million, Inc................................        15,400        78,444
  *Boole & Babbage, Inc................................        19,762       491,580
  *Borg-Warner Security Corp...........................        20,200       445,663
  *#Borland International, Inc.........................        30,100       249,266
  Boston Acoustics, Inc................................         2,500        83,438
  *#Boston Chicken, Inc................................        42,200        86,378
  *Boston Communications Group, Inc....................         6,000        51,375
  Bostonfed Bancorp, Inc...............................         1,000        23,500
  *#Bowmar Instrument Corp.............................        11,700        25,594
  #Bowne & Co., Inc....................................        10,800       462,375
  *Boyd Gaming Corp....................................        43,000       287,563
  *Boyds Wheels, Inc...................................         3,100           806
  *Bradley Pharmaceuticals, Inc. Class A...............         1,500         3,445
  Brady (W.H.) Co. Class A.............................        12,100       352,034
  *Brauns Fashions Corp................................         2,200        26,400
  *Brazos Sportswear, Inc..............................           230         1,093
  #Breed Technologies, Inc.............................        18,500       352,656
  Brenton Banks, Inc...................................        11,488       236,589
  *Brewer (C.) Homes, Inc. Class A.....................         1,800         4,275
  Bridgford Foods Corp.................................         4,075        52,593
  *Brilliant Digital Entertainment, Inc................         7,000        21,875
  *Brite Voice Systems, Inc............................        12,100       130,831
  Broad National Bancorporation........................         2,226        48,833
  *Broadband Technologies, Inc.........................        10,600        64,594
  *Broadvision, Inc....................................        13,900       221,531
  *Broadway & Seymour, Inc.............................         5,400        32,063
  *Broderbund Software, Inc............................        12,500       198,438
  #Brooke Group, Ltd...................................        14,200       142,000
  *Brooks Automation, Inc..............................         8,000       104,000
  *Brookstone, Inc.....................................         3,900        55,088
  *Brooktrout Technology, Inc..........................         9,300       169,434
  *Brothers Gourmet Coffees, Inc.......................         6,771         7,194
  *Brown & Sharpe Manufacturing Co. Class A............         9,200       121,900
  *Brown (Tom), Inc....................................        22,100       368,794
  Brown Group, Inc.....................................        14,400       258,300
  Brush Wellman, Inc...................................        10,800       263,250
  Bryn Mawr Bank Corp..................................           400        20,125
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Buckeye Technology, Inc.............................        22,400  $    505,400
  *Buckhead America Corp...............................           900         6,806
  *Buckle, Inc.........................................        13,200       673,200
  *Buffets, Inc........................................        33,186       541,347
  *Builders Transport, Inc.............................         1,800           366
  *Building Materials Holding Corp.....................        10,600       146,413
  *Bull Run Corp. GA...................................        21,300       100,509
  Burlington Coat Factory Warehouse Corp...............        33,480       671,693
  *Burr Brown Corp.....................................         7,862       201,709
  *Bush Boake Allen, Inc...............................        11,500       339,250
  Bush Industries, Inc. Class A........................         5,700       153,188
  *Business Resource Group.............................         2,400         8,100
  *Butler International, Inc...........................         4,100        99,169
  Butler Manufacturing Co..............................         3,800       133,000
  *Buttrey Food & Drug Stores Co.......................         5,200        77,513
  C & D Technologies, Inc..............................         4,600       257,600
  *C ATS Software, Inc.................................         4,000        22,500
  *C-COR Electronics, Inc..............................         5,800        91,713
  *C-Cube Microsystems, Inc............................        20,900       408,203
  *#C-Phone Corp.......................................         2,500        12,930
  *C.P. Clare Corp.....................................         5,500        67,719
  *#CAI Wireless Systems, Inc..........................         5,115         1,816
  CBT Corp.............................................           200         6,575
  *CBT Group P.L.C.....................................         1,003        50,067
  *CCA Industries, Inc.................................         4,300        12,027
  *CCC Information Services Group, Inc.................        14,000       317,188
  *CDI Corp............................................         3,900       143,569
  *CE Software Holdings, Inc...........................           580         1,305
  *CEM Corp............................................         3,800        50,588
  *#CET Environmental Services, Inc....................         3,500        12,578
  *CFI Proservices, Inc................................         3,000        47,531
  *CFM Technologies, Inc...............................         4,700        53,756
  CFSB Bancorp, Inc....................................         2,415        67,184
  CFW Communications Co................................         9,100       224,656
  *CMC Industries, Inc.................................         3,500        32,156
  *#CMG Information Services, Inc......................        15,200       672,600
  CMI Corp. Class A....................................        17,800       142,400
  *CML Group, Inc......................................        39,800       129,350
  CNA Surety Corp......................................        11,100       179,681
  CNB Bancshares, Inc..................................         3,420       158,175
  *CNS Income..........................................        14,400        59,400
  *CPAC, Inc...........................................         3,520        38,500
  CPB, Inc.............................................         6,800       130,050
  *CPI Aerostructures, Inc.............................           200           450
  CPI Corp.............................................         7,000       179,375
  *CSP, Inc............................................         2,530        25,695
  *CSS Industries, Inc.................................         7,500       245,625
  *#CTC Communications Corp. Class 1...................         5,500        45,461
  CTG Resources, Inc...................................         6,400       148,800
  CTS Corp.............................................        12,700       396,875
  *CUNO, Inc...........................................         9,600       195,300
  CVB Financial Corp...................................        10,045       214,712
  *Cable Design Techologies Corp.......................        17,425       410,577
  Cabot Oil & Gas Corp. Class A........................        17,300       350,325
  *Cache, Inc..........................................         7,625        35,504
  *Caci International, Inc. Class A....................         8,600       171,194
  *#Cade Industries, Inc...............................        12,300        44,780
  *Cadiz Land, Inc.....................................        24,600       325,950
  Cadmus Communications Corp...........................         5,800       147,175
  *Cadus Pharmaceutical Corp...........................         6,500        38,594

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Caere Corp..........................................        10,600  $    148,731
  Cagle's, Inc. Class A................................         2,000        25,250
  Cal-Maine Foods, Inc.................................         2,000        10,688
  *Calcomp Technology, Inc.............................        25,900        84,175
  *#Caldor Corp........................................         9,700         6,014
  Calgon Carbon Corp...................................        28,900       308,869
  *California Amplifier, Inc...........................         7,000        18,375
  *#California Culinary Academy, Inc...................         1,200         9,300
  *California Micro Devices Corp.......................         6,300        36,422
  *California Microwave, Inc...........................         9,700       207,641
  California State Bank................................         3,100       151,125
  California Water Service Group.......................         7,500       166,406
  *Callon Petroleum Co.................................         4,600        75,900
  *Calloways Nursery, Inc..............................         1,200         2,738
  Calmat Co............................................        13,900       349,238
  *Calumet Bancorp, Inc................................         1,650        60,844
  *Cambex Corp.........................................         5,200         3,068
  Cambrex Corp.........................................         7,000       391,563
  *Cambridge Heart, Inc................................         3,000        24,563
  Cambridge Neuroscience, Inc..........................        13,300        11,845
  *Cameron Ashley Building Products, Inc...............         5,600        97,300
  Cameron Financial Corp...............................         1,300        26,813
  *Campo Eletronics, Appliances & Computers, Inc.......         3,200         1,050
  *Candela Laser Corp..................................         2,700         9,155
  *Candies, Inc........................................         9,300        59,578
  *Canisco Resources, Inc..............................           500         1,625
  *Cannon Express, Inc. Class A........................           900         7,706
  *#Cannondale Corp....................................         6,900        97,031
  *Cantel Industries, Inc. Class B.....................         2,000        17,375
  *Canyon Resources Corp...............................        20,800        19,500
  Cape Cod Bank & Trust Co.............................         2,300        92,000
  *Capital Pacific Holdings, Inc.......................         9,000        37,125
  *Capital Senior Living Corp..........................         1,500        19,406
  Capitol Bancorp, Ltd.................................         2,189        57,735
  Capitol Transamerica Corp............................         6,050       124,592
  Caraustar Industries, Inc............................         2,600        79,869
  *Carbide/Graphite Group, Inc.........................         5,000       163,750
  Carbo Ceramics, Inc..................................         4,000       137,125
  *Cardiotech International, Inc.......................         2,101         4,333
  *Cardiovascular Diagnostics..........................         4,000        24,500
  *Cardiovascular Dynamics, Inc........................         5,388        35,359
  *Care Group, Inc.....................................         3,400         1,009
  *#Carematrix, Inc....................................        12,000       277,500
  *Caretenders Healthcorp..............................         1,600        11,500
  *Carlyle Industries, Inc.............................         1,032         1,484
  *Carmike Cinemas, Inc. Class A.......................         6,700       175,456
  Carnegie Bancorp.....................................         1,155        41,363
  *Carnegie Group, Inc.................................         3,800        14,488
  Carolina First Corp..................................        13,410       371,708
  *Carr-Gottstein Foods Co.............................         7,654        55,013
  *Carrington Laboratories, Inc........................         7,100        30,064
  *Carson, Inc.........................................           500         3,063
  Carter-Wallace, Inc..................................        23,800       423,938
  *Carver Corp. WA.....................................         1,400           547
  Cascade Corp.........................................         7,100       121,588
  Cascade Natural Gas Corp.............................         6,500       101,156
  *Casco International, Inc............................           275           971
  Casey's General Stores, Inc..........................        36,800       522,100
  Cash America International, Inc......................        19,800       334,125
  *Casino America, Inc.................................        19,600        78,094
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Casino Data Systems.................................        14,400  $     49,500
  *Casino Magic Corp...................................        19,500        38,391
  *Casino Resource Corp................................         3,000         2,766
  *Castelle............................................         2,200         8,113
  *Castle & Cooke, Inc.................................        17,200       324,650
  Castle (A.M.) & Co...................................        13,037       293,333
  Castle Energy Corp...................................         2,400        48,300
  *Catalina Lighting, Inc..............................         5,100        19,444
  *Catalyst International, Inc.........................         5,000        64,375
  *Catalyst Semiconductor, Inc.........................         4,000         2,563
  *Catalytica, Inc.....................................        31,700       482,434
  Cathay Bancorp, Inc..................................         1,100        43,313
  *Catherines Stores Corp..............................         6,300        62,409
  Cato Corp. Class A...................................        21,300       320,831
  Cavalier Homes, Inc..................................        16,360       183,028
  *Cayenne Software, Inc...............................        15,000        30,703
  *Ceanic Corp.........................................         8,200       120,950
  *#Cel-Sci Corp.......................................         2,500        11,875
  *Celadon Group, Inc..................................         6,000        86,250
  *Celebrity, Inc......................................         5,200         7,150
  *Celeritek, Inc......................................         3,400        26,456
  *Celestial Seasonings, Inc...........................         1,600        73,100
  *Celgene Corp........................................        14,200       138,894
  *#Cell Genesys, Inc..................................        22,352       189,294
  *Cellnet Data Systems, Inc...........................        24,500       247,297
  *Cellpro, Inc........................................        11,600        40,600
  *Cellular Technical Services Co., Inc................        15,900        16,148
  *Celtrix Pharmaceuticals, Inc........................         5,000        14,688
  Cenit Bancorp, Inc...................................         2,400        58,500
  *Centennial Bancorp..................................         8,342       142,335
  *Centennial Cellular Corp. Class A...................        12,400       433,613
  Centex Construction Products, Inc....................        13,200       504,900
  *Centigram Communications Corp.......................         5,200        65,325
  Central Co-Operative Bank Somerville, MA.............           700        19,906
  *Central Garden & Pet Co.............................        10,600       313,363
  Central Hudson Gas & Electric Corp...................        10,500       458,719
  Central Maine Power Co...............................        22,700       434,138
  *Central Reserve Life Corp...........................         2,100        15,356
  *Central Sprinkler Corp..............................         4,000        37,000
  Central Vermont Public Service Corp..................         8,100       118,463
  Centris Group, Inc...................................        11,400       149,625
  *Centura Software Corp...............................         8,600        19,081
  Century Aluminum Co..................................         8,000       119,750
  Century Bancorp Income Class A.......................         1,000        22,125
  *#Century Business Services, Inc.....................        34,800       600,300
  *Century Communications Corp. Class A................        23,900       380,906
  *Cephalon, Inc.......................................        20,100       212,306
  *Ceradyne, Inc.......................................         6,900        36,225
  Cerberonics, Inc. Class A............................           200         1,863
  *Cerion Technologies, Inc............................         3,500         6,234
  *Cerner Corp.........................................        19,700       503,581
  *Cerprobe Corp.......................................         4,800        63,900
  *Chad Therapeutics...................................         6,000        34,875
  Champion Industries, Inc.............................         5,062        64,224
  *Charles, JW Financial Services, Inc.................         1,300        13,244
  *Charming Shoppes, Inc...............................        82,700       422,545
  *Chart House Enterprises, Inc........................         7,000        58,625
  Chart Industries, Inc................................        10,950       251,850

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Charter Federal Savings Bank (Escrow)...............         2,100  $          0
  Chartwell Re Corp....................................         5,800       171,463
  Chase Corp...........................................         2,300        33,350
  *Chase Industries, Inc...............................         6,000       185,625
  *Chattem, Inc........................................         9,200       243,225
  *Check Technology Corp...............................         3,100        14,531
  *Checkers Drive-In Restaurant, Inc...................        12,000        14,063
  *Checkmate Electronics, Inc..........................         2,500        19,766
  *#Checkpoint System, Inc.............................        23,700       417,713
  *#Cheesecake Factory, Inc............................        13,650       275,559
  Chemed Corp..........................................         5,900       217,194
  *Chemfab Corp........................................         5,850       133,453
  Chemfirst, Inc.......................................        13,600       349,350
  Chemical Financial Corp..............................         6,486       269,980
  *Chemtrak, Inc.......................................         4,400         1,856
  *Cherry Corp. Class A................................         3,000        51,375
  *Cherry Corp. Class B................................         1,800        31,163
  *Chesapeake Biological Laboratories, Inc. Class A....         1,200         8,625
  #Chesapeake Energy Corp..............................        81,770       352,637
  Chesapeake Utilities Corp............................         2,700        47,250
  Chester Valley Bancorp...............................           288         9,252
  Chic by His, Inc.....................................         9,800        82,075
  Chicago Rivet & Machine Co...........................           200         6,550
  *Chicos Fas, Inc.....................................         5,700        61,631
  *Children's Comprehensive Services, Inc..............         4,650        79,050
  *#Childrens Broadcasting Corp........................         3,700        11,794
  *Childtime Learning Centers, Inc.....................         3,300        67,031
  Chiquita Brands International, Inc...................           292         3,924
  *Chirex, Inc.........................................         7,100       150,431
  Chittenden Corp......................................        10,666       397,309
  *#Chock Full O' Nuts Corp............................        10,130        76,608
  *Cholestech Corp.....................................         6,700        85,634
  *Christiana Companies, Inc...........................         9,000       351,563
  *Chromcraft Revington, Inc...........................         1,700        64,706
  *Chronimed, Inc......................................         9,400       116,913
  *Chrysalis International Corp........................         9,100        15,498
  Church & Dwight Co., Inc.............................        11,700       354,656
  *Chyron Corp.........................................        19,600        75,950
  *Cidco, Inc..........................................        10,100        81,431
  Cilcorp, Inc.........................................         8,200       361,313
  *Cima Laboratories, Inc..............................         6,500        25,289
  *Ciprico, Inc........................................         3,300        41,456
  Circle International, Inc............................         9,900       268,847
  *Circon Corp.........................................         7,390       101,613
  *Circuit Systems, Inc................................         2,600        10,563
  *Cirrus Logic, Inc...................................        39,900       397,753
  *Citadel Holding Corp................................         3,200        16,000
  *Citation Computer System, Inc.......................         2,200        13,200
  *Citation Corp.......................................        12,400       239,475
  Citfed Bancorp, Inc..................................         9,575       467,679
  #Citizens Bancshares, Inc............................         2,500       172,656
  Citizens Banking Corp................................         4,100       142,731
  *Citizens, Inc. Class A..............................        12,400        75,175
  City Holding Co......................................         3,242       141,432
  *Civic Bancorp.......................................         2,835        52,625
  Clarcor, Inc.........................................        13,350       307,050
  *Claremont Technology Group, Inc.....................         9,000       178,875
  *Clark (Dick) Productions, Inc.......................         3,360        62,370
  *Clean Harbors, Inc..................................         5,000        13,516
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Cleco Corp...........................................        13,500  $    404,156
  Cleveland Cliffs, Inc................................         6,800       359,975
  *Cliffs Drilling Co..................................         9,300       383,625
  *Clintrials Research, Inc............................        15,900        86,953
  *#Closure Medical Corp...............................         7,900       200,463
  Coachmen Industries, Inc.............................        15,100       359,569
  *Coast Distribution System...........................         4,000        15,500
  Coastal Bancorp, Inc.................................         2,500        97,188
  *Coastal Physician Group, Inc........................        11,900         5,950
  *Coastcast Corp......................................         4,400        81,950
  *Cobra Electronic Corp...............................         3,500        18,922
  Coca-Cola Bottling Co. Consolidated..................         5,200       325,813
  *Cocensys, Inc.......................................        17,600        54,450
  *Code-Alarm, Inc.....................................           800         1,850
  *Coeur d'Alene Mines Corp. ID........................        15,500       136,594
  *Coffee People, Inc..................................         3,000        10,125
  *Cognitronics Corp...................................         2,500        35,313
  *Coherent Communications Systems Corp................         9,100       430,544
  *#Coherent, Inc......................................        13,600       313,650
  *Coho Energy, Inc....................................        17,900       148,234
  *#Cohr, Inc..........................................         3,800        27,194
  Cohu, Inc............................................         8,200       251,638
  *#Coinmach Laundry Corp..............................         7,000       171,063
  *Cold Metal Products, Inc............................         3,500        17,281
  *Cole (Kenneth) Productions, Inc. Class A............         5,700       130,744
  *Cole National Corp. Class A.........................         9,700       376,481
  *Coleman, Inc........................................         1,400        26,950
  Collagen Corp........................................         4,800        93,900
  *Collagenex Pharmaceuticals, Inc.....................         2,000        19,750
  *Collins & Aikman Corp...............................        56,300       394,100
  #Collins Industries, Inc.............................         6,500        33,922
  #Colonial Gas Co.....................................         8,050       228,922
  *Columbia Banking System, Inc........................         4,879       121,378
  *#Columbia Laboratories, Inc.........................        22,900       193,219
  *Columbus Energy Corp................................         1,787        13,291
  Columbus McKinnon Corp...............................         7,400       215,294
  *Comarco, Inc........................................         3,400        72,781
  *Comdial Corp........................................         6,900        79,781
  *Comforce Corp.......................................        13,877       135,301
  Commerce Bancorp, Inc................................        11,512       639,636
  Commercial Bancshares, Inc...........................         1,433        35,646
  Commercial Bank of New York..........................         3,200        82,200
  Commercial Intertech Corp............................         8,100       153,900
  Commercial Metals Co.................................         9,100       279,256
  *#Commodore Applied Technologies, Inc................        18,600        40,688
  Commonwealth Bancorp, Inc............................        10,300       243,659
  Commonwealth Energy System...........................        12,900       490,200
  Commonwealth Industries, Inc.........................        11,200       165,200
  Communications Systems, Inc..........................         8,100       142,763
  Community Bank System, Inc...........................         4,500       152,719
  Community Financial Corp.............................         1,200        24,525
  Community First Bankshares, Inc......................         3,024        73,994
  *Community Medical Transport, Inc....................         2,400         2,625
  Community Savings Bankshares, Inc....................         3,100       110,825
  Community Trust Bancorp, Inc.........................         6,940       211,887
  *#Comnet Corp........................................         1,900        25,888
  *Compdent Corp.......................................         8,100       118,463
  *Competitive Technologies, Inc.......................         4,200        41,738

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *#Complete Management, Inc...........................         5,033  $     33,973
  *Comprehensive Care Corp.............................         2,500        25,313
  *Comptek Research, Inc...............................         3,200        28,800
  *Compucom Systems, Inc...............................        40,900       304,194
  *#Computer Learning Centers, Inc.....................         9,600       164,700
  *Computer Manangement Sciences, Inc..................         7,900       185,156
  *Computer Network Technology Corp....................        18,300        97,791
  *Computer Outsourcing Services, Inc..................         1,900        18,644
  Computer Task Group, Inc.............................        13,800       436,425
  *Computrac, Inc......................................         2,400         2,400
  *Comshare, Inc.......................................         5,900        50,058
  *Comstock Resources, Inc.............................        16,900       169,000
  *Comtech Telecommunications Corp.....................         1,000         9,875
  *Concentra Corp......................................         2,700        11,981
  *Concord Camera Corp.................................         7,500        47,109
  *Concord Fabrics, Inc. Class A.......................           700         6,825
  *Concurrent Computer Corp............................        28,400       113,156
  *Conductus, Inc......................................         3,400        12,113
  *Cone Mills Corp. NC.................................        17,900       172,288
  *Congoleum Corp. Class A.............................         1,900        19,119
  *Conmed Corp.........................................        11,575       246,330
  Connecticut Energy Corp..............................         6,700       194,719
  Connecticut Water Services, Inc......................         1,100        36,266
  *Connitics Corp......................................         9,100        36,969
  *Consep, Inc.........................................         4,300         5,778
  *Consilium, Inc......................................         6,900        21,670
  *Conso Products Co...................................         5,000        43,750
  *Consolidated Delivery and Logistics, Inc............         4,000        18,875
  *Consolidated Freightways Corp.......................        13,200       195,525
  *Consolidated Graphics, Inc..........................         7,400       378,788
  *Consolidated Products, Inc..........................        13,561       268,677
  *Consolidated Stainless, Inc.........................         2,200           722
  Consolidated Tokoma Land Co..........................         3,100        54,638
  *#Consumer Portfolio Services, Inc...................        13,100       155,563
  Consumers Water Co...................................         5,200       112,125
  *Continental Can, Inc. DE............................         1,200        44,100
  *Continucare Corp....................................         8,200        43,563
  *Converse, Inc.......................................        13,900        69,500
  Cooker Restaurant Corp...............................         7,200        75,600
  *Cooper Companies, Inc...............................        10,300       406,850
  *Cooperative Bankshares, Inc.........................         1,400        25,900
  *Copart, Inc.........................................        10,500       187,031
  *Copley Pharmaceutical, Inc..........................        15,300        95,147
  *Copytele, Inc.......................................        40,400       132,563
  *Cor Therapeutics, Inc...............................        16,600       285,831
  *Coram Healthcare Corp...............................        35,563        73,349
  *Corcom, Inc.........................................         2,700        34,088
  *Core Materials Corp.................................         7,700        38,500
  *Core, Inc...........................................         4,300        44,209
  *Cornell Corrections, Inc............................         7,400       162,800
  *Cornerstone Imaging, Inc............................         3,600        26,325
  *Correctional Services Corp..........................         3,800        53,438
  *Corrpro Companies, Inc..............................         3,100        47,663
  *Cort Business Services Corp.........................        11,400       446,025
  *Cortech, Inc........................................         7,200         3,713
  Corus Bankshares, Inc................................         8,900       374,078
  *Corvas International, Inc...........................         9,200        40,538
  *Corvel Corp.........................................         1,000        37,906
  *Cosmetic Centers, Inc. Class C......................           451         1,522
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Cost Plus, Inc......................................         4,300  $    127,656
  *Costilla Energy, Inc................................         6,200        66,456
  *Cotelligent Group, Inc..............................         8,100       163,013
  Cotton States Life Insurance Co......................         2,530        43,326
  Courier Corp.........................................           800        29,400
  *Covenant Transport, Inc. Class A....................         6,100        99,125
  *Coventry Health Care, Inc...........................        27,200       392,700
  Covest Bancshares, Inc...............................         2,250        41,625
  *Coyote Network Systems, Inc.........................         2,069         8,858
  Craftmade International, Inc.........................         3,900        62,400
  *#Craig (Jenny), Inc.................................        12,900        78,206
  *Craig Corp..........................................         2,400        31,200
  *Craig Corp. Class A.................................         1,200        15,300
  *Creative Biomolecules, Inc..........................        25,100       149,423
  *Creative Computers, Inc.............................         5,900        47,938
  *Credence Systems Corp...............................        15,250       321,203
  *#Credit Acceptance Corp.............................        36,900       381,684
  *#Cree Research, Inc.................................         7,400       113,313
  *Criticare Systems, Inc..............................         4,500        13,781
  Cross (A.T.) Co. Class A.............................        11,800       136,438
  Cross Timbers Oil Co.................................        25,950       449,259
  *Cross-Continent Auto Retailers, Inc.................         7,600        61,275
  *Crossman Communities, Inc...........................         7,650       227,588
  *Crowley, Milner & Co................................         1,000         6,125
  *Crown Books Corp....................................         2,700         6,159
  *Crown Central Petroleum Corp. Class A...............         2,200        32,313
  *Crown Central Petroleum Corp. Class B...............         2,600        37,538
  Crown Crafts, Inc....................................         6,500        92,219
  *Crown Resources Corp................................        12,400        55,025
  *Crown Vantage, Inc..................................         6,800        69,700
  *Crown-Andersen, Inc.................................         1,000         4,375
  *Cryolife, Inc.......................................         7,700       127,050
  *Crystal Oil Co......................................         1,200        49,800
  Cubic Corp...........................................         5,700       167,438
  *#Cubist Pharmaceuticals, Inc........................         6,300        31,894
  *Cuisine Solutions, Inc..............................         5,400         5,400
  Culp, Inc............................................        13,518       236,565
  *Curative Health Services, Inc.......................         8,800       244,750
  Curtiss-Wright Corp..................................         6,000       250,500
  *Cyanotech Corp......................................        10,300        35,728
  *#Cybercash, Inc.....................................         6,600        99,413
  *#Cyberguard Corp....................................         4,400        52,525
  *Cybermedia, Inc.....................................         7,400        45,094
  *#Cyberonics, Inc....................................        11,200       127,400
  *Cyberoptics Corp....................................         2,700        45,984
  *Cybex Corp..........................................         5,850       134,550
  *Cybex International, Inc............................         5,900        59,738
  *Cygnus, Inc.........................................        13,300       123,648
  *Cypros Pharmaceutical Corp..........................        12,400        59,675
  *Cyrk, Inc...........................................         8,200        97,119
  *Cytel Corp..........................................        15,000        25,078
  *#Cytogen Corp.......................................        40,825        39,549
  *Cytotherapeutics, Inc...............................        13,200        25,369
  *Cytrx Corp..........................................         3,800         9,738
  *Cytyc Corp..........................................        12,800       214,800
  D&N Financial Corp...................................         7,480       193,078
  *DBT Online, Inc.....................................         1,380        30,878
  *DDL Electronics, Inc................................         6,500         4,469
  *DII Group, Inc......................................        20,900       392,528
  *DIY Home Warehouse, Inc.............................         5,800        14,681

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *DM Management Co....................................         3,800  $    116,375
  *DNAP Holding Corp...................................         1,270         5,596
  *#DRS Technologies, Inc..............................         2,500        35,625
  *DSP Communications, Inc.............................        30,100       553,088
  *DSP Group, Inc......................................         5,800       113,100
  *DSP Technology, Inc.................................           800         6,825
  DT Industries, Inc...................................         6,800       199,325
  *DVI, Inc............................................         6,600       140,663
  *Dailey International, Inc...........................         3,100        21,313
  *Daily Journal Corp..................................           200         7,950
  Dain Rauscher Corp...................................         9,800       556,150
  *Dairy Mart Convenience Stores, Inc. Class A.........         1,600         6,800
  *Daisytek International Corp.........................         9,600       244,200
  *Dakotah, Inc........................................         1,800         1,547
  *Damark International, Inc. Class A..................         4,200        41,738
  Dames & Moore, Inc...................................        12,900       166,894
  *Dan River, Inc. (GA) Class A........................        10,000       191,250
  Daniel Industries, Inc...............................        11,660       236,844
  *Darling International, Inc..........................         7,500        54,375
  *Data Broadcasting Corp..............................        27,445       184,396
  *#Data Dimensions, Inc...............................         9,600       136,500
  *Data I/O Corp.......................................         4,900        23,275
  *Data Processing Resources Corp......................         6,500       189,109
  *#Data Race, Inc.....................................         3,400         3,506
  Data Research Association, Inc.......................         3,200        58,800
  *Data Systems & Software, Inc........................         3,700        20,581
  *Data Systems Network Corp...........................           165           521
  *Data Translation, Inc...............................         1,450         2,764
  *Data Transmission Network Corp......................         8,200       314,675
  *Dataflex Corp.......................................         2,800        11,156
  *Datakey, Inc........................................         1,000         5,688
  *Datamarine International, Inc.......................           200           925
  *Datametrics Corp....................................         4,800        10,800
  *Datapoint Corp......................................        12,400        25,575
  *Dataram Corp........................................         1,400        16,975
  *Datascope Corp......................................        10,000       279,063
  *Datastream Systems, Inc.............................        11,300       240,125
  *Dataware Technologies, Inc..........................         7,400        23,819
  *Datawatch Corp......................................         4,600         9,488
  *Dataworks Corp......................................         9,674       177,155
  *Datron Systems, Inc.................................         2,100        16,013
  *#Datum, Inc.........................................         3,900        57,647
  *Dave and Busters, Inc...............................         9,100       205,603
  *Davel Communications Group, Inc.....................         2,500        61,563
  *Davox Corp..........................................         6,850       126,297
  *#Daw Technologies, Inc..............................         7,400        21,044
  *Dawson Geophysical Co...............................         2,500        39,922
  *Dawson Production Services, Inc.....................         1,000        11,188
  *Daxor Corp..........................................         3,400        46,325
  *Day Runner, Inc.....................................         6,400       140,800
  *Dayton Superior Corp. Class A.......................         5,100        91,800
  Deb Shops, Inc.......................................         9,800        77,175
  *Deckers Outdoor Corp................................         4,800        34,500
  Decorator Industries, Inc............................         1,250        15,469
  *Deeptech International, Inc.........................        12,200       174,994
  Defiance, Inc........................................         7,600        65,550
  *Del Global Technologies Corp........................         4,483        50,994
  Del Laboratories, Inc................................        16,117       469,408
  *Delia's, Inc........................................         7,800       182,813
  *Delphi Financial Group, Inc. Class A................         1,622        88,095
  *#Delta Financial Corp...............................         4,500        79,313
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Delta Natural Gas Co., Inc...........................         1,400  $     24,063
  Delta Woodside Industries, Inc.......................        17,700       105,094
  Deltic Timber Corp...................................        10,000       276,875
  *Denamerica Corp.....................................         7,200        21,150
  *Dendrite International, Inc.........................         8,900       269,225
  *Dense-Pac Microsystems, Inc.........................        13,700        30,183
  *Department 56, Inc..................................        12,500       458,594
  *Depotech Corp.......................................         9,200        15,381
  *Designs, Inc........................................        14,800        22,663
  *Detection Systems, Inc..............................         3,800        38,713
  *Detrex Corp.........................................           500         6,531
  *#Detroit Diesel Corp................................        19,300       472,850
  *Devcon International Corp...........................         2,000         6,250
  *Devlieg-Bullard, Inc................................         9,500        24,641
  *Dewolfe Companies, Inc..............................           200         1,425
  *Diagnostic Health Services, Inc.....................         8,000        72,500
  Diagnostic Products Corp.............................         8,100       251,100
  *Dialogic Corp.......................................        10,300       338,613
  *Diametrics Medical, Inc.............................        16,600       117,238
  *Diamond Home Services, Inc..........................         7,300        40,492
  *Diamond Multimedia Systems, Inc.....................        23,000       176,813
  *Dianon Systems, Inc.................................         3,400        31,663
  *Diatide, Inc........................................         6,300        50,400
  *Digene Corp.........................................         9,100        75,644
  *Digi International, Inc.............................         8,000       182,750
  *Digital Biometrics, Inc.............................         6,800        11,581
  *Digital Communications Technology Corp..............           252            79
  *Digital Generation Systems, Inc.....................         8,500        33,469
  *Digital Link Corp...................................         8,900        78,431
  *Digital Microwave Corp..............................        29,400       284,353
  *Digital Power Corp..................................         1,000         5,000
  Dime Community Bancorp, Inc..........................         7,600       218,738
  Dime Financial Corp..................................         2,300        81,075
  Dimon, Inc...........................................        26,800       361,800
  *Diodes, Inc.........................................         2,500        20,313
  *Dionex Corp.........................................         7,200       373,050
  *Discount Auto Parts, Inc............................        11,300       290,269
  *#Diversified Corporate Resources, Inc...............         1,100        13,681
  Dixie Group, Inc.....................................         6,700        85,844
  *Dixon Ticonderoga Co................................         1,700        22,525
  *Documentum, Inc.....................................         9,900       466,538
  *Dominion Bridge Corp................................         7,300         9,011
  *Dominion Homes, Inc.................................         3,100        39,525
  Donegal Group, Inc...................................         2,400        63,450
  *Donna Karan International, Inc......................        13,000       182,000
  *Donnelley Enterprise Solutions, Inc.................         3,000        62,250
  Donnelly Corp. Class A...............................         5,875       129,984
  *Donnkenny, Inc......................................        11,300        38,491
  *Dorsey Trailers, Inc................................         3,000        10,313
  #Dover Downs Entertainment, Inc......................         1,000        29,813
  Downey Financial Corp................................        18,676       618,643
  *Dravo Corp..........................................        11,800       132,750
  *Dress Barn, Inc.....................................        16,100       469,919
  *Drew Industries, Inc................................         9,400       138,650
  *Drexler Technology Corp.............................         7,100       105,169
  Dreyer's Grand Ice Cream, Inc........................        16,400       415,638
  *Drug Emporium, Inc..................................        10,500        41,016
  *Drypers Corp........................................         2,500        17,969
  *DuPont Photomasks, Inc..............................         9,100       387,603
  *Duckwall-Alco Stores, Inc...........................         2,800        50,750

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Ducommun, Inc.......................................         3,600  $    115,650
  Duff & Phelps Credit Rating Co.......................         3,200       184,000
  *Dura Automotive Systems, Inc........................         2,300        84,381
  *Durakon Industries, Inc.............................         5,200        54,925
  *#Duramed Pharmaceuticals, Inc.......................        11,800        65,822
  *Dwyer Group, Inc....................................         4,100         9,994
  *Dycom Industries, Inc...............................        10,800       309,150
  Dyersburg Corp.......................................         9,300        65,681
  *Dynamic Healthcare Technologies, Inc................        13,700        22,048
  *Dynamic Materials Corp..............................           700         6,081
  *Dynamics Research Corp..............................         4,977        58,791
  *Dynatech Corp.......................................         5,100        20,400
  E'town Corp..........................................         4,000       138,000
  *E-Z-Em, Inc. Class A................................         2,000        14,000
  *E-Z-Em, Inc. Class B................................         4,462        26,214
  *#E. Spire Communications, Inc.......................        25,900       418,447
  *EA Engineering Science & Technology, Inc............         5,625        18,633
  *#EA Industries, Inc.................................         8,600        31,175
  *ECC International Corp..............................         7,300        25,094
  *ECCS, Inc...........................................         1,700         5,472
  *EFI Electronics Corp................................           800         1,338
  *EFTC Corp...........................................         9,000       132,750
  *EIS International, Inc..............................         9,100        52,894
  *ELXSI Corp..........................................         1,800        23,288
  EMC Insurance Group, Inc.............................         5,900        89,238
  *ERLY Industries, Inc................................         2,791         8,024
  *ESCO Electronics Corp. Trust Receipts...............        10,100       181,169
  ESELCO, Inc..........................................           218         9,592
  *ESSEF Corp..........................................         7,744       145,200
  *EZ Serve Corp.......................................        17,000         7,438
  Eagle Bancshares, Inc................................         3,400        79,050
  *#Eagle Finance Corp.................................         2,100           689
  *Eagle Food Centers, Inc.............................        10,300        43,131
  *Eagle Hardware & Garden, Inc........................        19,400       353,444
  *Eagle Point Software Corp...........................         4,500        31,219
  *Eagle USA Airfreight, Inc...........................        10,000       325,625
  Easco, Inc...........................................         8,200       107,625
  *East/West Communications, Inc.......................         2,200         4,400
  Eastern Co...........................................         3,300        88,069
  *Eastern Environment Services, Inc...................        13,400       380,225
  Eastern Utilities Associates.........................        12,300       312,113
  *Eateries, Inc.......................................         1,500        11,391
  Eaton Vance Corp.....................................        11,100       498,806
  *Eclipse Surgical Technologies, Inc..................         3,300        35,372
  *Ecogen, Inc.........................................         4,340        11,664
  Ecology & Environment, Inc. Class A..................           900         8,775
  *Edelbrock Corp......................................         3,600        67,050
  *Edison Control Corp.................................         1,000         7,625
  Edo Corp.............................................         4,200        39,113
  *Education Management Corp...........................         8,700       304,228
  Educational Development Corp.........................         1,800         8,213
  *Educational Insights, Inc...........................         2,700         5,569
  *Educational Medical, Inc............................         4,400        44,275
  *Effective Management Systems, Inc...................         1,400         7,875
  *Egghead, Inc........................................        18,400       147,775
  *#Einstein/Noah Bagel Corp...........................        19,900        95,147
  *Ekco Group, Inc.....................................        13,100       103,163
  *El Paso Electric Co.................................        20,000       190,000
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Elantec Semiconductor, Inc..........................         5,400  $     37,463
  *Elcom International, Inc............................        14,100        57,722
  Elcor Corp...........................................        10,950       290,175
  *Elcotel, Inc........................................        10,500        55,453
  *Electric Fuel Corp..................................        11,400        32,775
  *Electro Rent Corp...................................        16,800       403,200
  *Electro Scientific Industries, Inc..................         7,000       234,938
  *Electroglas, Inc....................................        15,600       213,525
  *Electromagnetic Sciences, Inc.......................         9,000       193,781
  *Electronic Retailing System International, Inc......         2,300         8,913
  Electronic Tele Communications, Inc. Class A.........         1,000         1,688
  Ellett Brothers, Inc.................................         4,000        20,500
  *Eltron International, Inc...........................         4,000        89,000
  *Embrex, Inc.........................................         6,500        39,203
  *Emcee Broadcast Products, Inc.......................         2,000         6,313
  *Emcon...............................................         6,700        29,731
  *Emcor Group, Inc....................................         5,900       117,078
  *Emergent Group, Inc.................................         7,700        38,981
  *Emerging Communications, Inc........................         7,400        66,138
  *Emeritus Corp.......................................        12,500       135,938
  *Emerson Radio Corp..................................        16,100         8,050
  *#Emisphere Technologies, Inc........................         8,600       137,600
  *Emmis Broadcasting Corp. Class A....................         4,200       186,244
  *Empi, Inc...........................................         4,200        72,975
  Empire District Electric Co..........................        11,900       243,206
  *#Empire of Carolina, Inc............................         4,400         4,675
  *Employee Solutions, Inc. Class B....................        24,100        97,530
  *Emulex Corp.........................................         4,250        31,078
  *En Pointe Technologies, Inc.........................         3,000        18,797
  *#Enamelon, Inc......................................         6,000        60,563
  *Encad, Inc..........................................         6,700        70,559
  *Encore Computer Corp................................        14,700         4,043
  *Encore Wire Corp....................................         6,550       202,845
  *Endosonics Corp.....................................        13,700        82,628
  Energen Corp.........................................        18,400       373,750
  *#Energy Biosystems Corp.............................         7,100        15,088
  *Energy Research Corp................................         2,000        42,250
  Energy West, Inc.....................................           200         1,731
  Energynorth, Inc.....................................         3,000        80,250
  Energysouth, Inc.....................................         3,000        64,125
  Enesco Group, Inc....................................        10,500       320,906
  Engineered Support Systems, Inc......................         1,200        35,925
  *Engineering Measurements Co.........................         1,000         5,313
  Engle Homes, Inc.....................................         6,800        97,325
  *#Enlighten Software Solutions, Inc..................         1,100         3,884
  Ennis Business Forms, Inc............................        14,000       154,000
  *Enstar, Inc.........................................         1,300         8,938
  *#Entremed, Inc......................................         7,300       209,191
  *Envirogen, Inc......................................         3,700         6,764
  *Environmental Elements Corp.........................         4,200        17,063
  *Environmental Technologies Corp.....................         3,700        23,934
  *Environmental Tectonics Corp........................         1,500        15,750
  *Envirotest Systems Corp. Class A....................         9,700       157,625
  *#Envoy Corp.........................................        11,600       510,400
  *Enzo Biochem, Inc...................................        17,440       226,720
  *Enzon, Inc..........................................        23,400       125,044
  *Epitope, Inc........................................        10,200        57,375
  *Equalnet Holding Corp...............................         3,800         9,619
  *Equimed, Inc........................................         2,250        25,875
  *Equinox Systems, Inc................................         1,900        45,125

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Equitex, Inc........................................         1,200  $      3,750
  *Equitrac Corp.......................................         1,300        25,431
  *#Equity Corp. International.........................        16,500       391,875
  *Equity Marketing, Inc...............................         2,800        58,625
  *Equity Oil Co.......................................        10,200        22,313
  *Ergo Science Corp...................................         7,800        35,831
  Eskimo Pie Corp......................................         2,000        28,500
  Espey Manufacturing & Electronics Corp...............           400         5,825
  Essex County Gas Co..................................           800        35,400
  *Esterline Technologies Corp.........................         9,000       193,500
  Ethyl Corp...........................................        49,700       351,006
  *Evans & Sutherland Computer Corp....................         5,500       138,359
  *Evans Systems, Inc..................................         1,050         1,641
  *Evans, Inc..........................................         1,000           938
  Everen Capital Corp. Class A.........................         4,300       222,256
  Evergreen Bancorp, Inc. DE...........................         5,500       143,344
  *Evergreen Resources, Inc............................         5,600       101,150
  *Exabyte Corp........................................        17,900       175,644
  *Exar Corp...........................................         5,900       136,622
  *Excalibur Technologies Corp.........................        12,500       137,500
  Excel Industries, Inc................................        10,300       204,713
  *Excel Technology, Inc...............................         7,300        73,684
  Executive Risk, Inc..................................         6,800       427,975
  *Executive Telecard, Ltd.............................        10,800        29,869
  *Executone Information Systems, Inc..................        28,800        62,550
  Exide Corp...........................................        14,900       269,131
  *#Exogen, Inc........................................         9,400        37,013
  Expeditors International of Washington...............         3,800       152,356
  *Expert Software, Inc................................         5,500        24,063
  *Exponent, Inc.......................................         4,300        39,775
  *Ezcorp, Inc. Class A Non-Voting.....................         6,300        67,528
  F & M Bancorp (MD)...................................         3,590       141,356
  F & M Bancorporation, Inc............................         3,410       139,277
  F & M National Corp..................................        12,200       359,138
  FBL Financial Group, Inc. Class A....................        20,000       561,250
  FCB Financial Corp...................................         2,000        64,500
  FCNB Corp............................................         3,508       113,572
  FDP Corp.............................................         3,250        40,016
  *FEI Co..............................................        10,800        96,356
  FFLC Bancorp.........................................         2,000        40,375
  FFY Financial Corp...................................         2,500        82,813
  *FLIR Systems, Inc...................................         2,700        50,203
  FNB Rochester Corp...................................         1,400        28,613
  *FPA Corp............................................         2,000         4,625
  *#FPA Medical Management, Inc........................        26,848       118,719
  *FRP Properties, Inc.................................         2,500        82,500
  FSF Financial Corp...................................         1,800        34,875
  *FSI International, Inc..............................        13,500       153,984
  *FTP Software, Inc...................................        22,600        60,031
  Fab Industries, Inc..................................         4,500       122,063
  *Fabri-Centers of America, Inc. Class A..............         4,500       132,750
  *Fabri-Centers of America, Inc. Class B..............         3,400        87,763
  *Factory Card Outlet Corp............................         4,300        33,325
  *Factset Research Systems, Inc.......................         2,000        64,875
  Fair, Isaac & Co., Inc...............................         8,100       294,131
  *Fairchild Corp. Class A.............................        13,500       267,469
  Falcon Products, Inc.................................         5,800        75,400
  *#Family Golf Centers, Inc...........................        10,650       279,563
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Fansteel, Inc.......................................         5,700  $     50,588
  *Farah, Inc..........................................         9,100        80,763
  Farmer Brothers Co...................................           200        39,644
  *Farr Co.............................................         4,150        81,963
  Farrel Corp..........................................         3,400        11,263
  *#Fastcomm Communications Corp.......................         5,900         9,127
  *Faxsav, Inc.........................................         5,900        23,231
  *Featherlite Manufacturing, Inc......................         3,100        35,359
  Fed One Bancorp......................................           600        22,500
  Fedders Corp.........................................        13,200        82,500
  Fedders Corp. Class A................................         7,700        46,200
  Federal Screw Works..................................         1,800        96,975
  *#Female Health Co...................................         5,200        16,575
  *Ferrofluidics Corp..................................         3,031        13,450
  *Fibermark, Inc......................................         6,100       118,188
  *Fiberstars, Inc.....................................         2,000        10,500
  Fidelity Bancorp, Inc. Delaware......................         1,300        31,363
  Fidelity Federal Bancorp.............................         1,100         8,250
  #Fidelity National Financial, Inc....................        14,536       485,139
  *Filenes Basement Corp...............................        17,400       107,663
  *Filenet Corp........................................         9,100       500,784
  Financial Bancorp., Inc..............................         1,000        27,125
  *Financial Federal Corp..............................        10,725       251,367
  *Finish Line, Inc. Class A...........................        12,600       298,463
  *Finishmaster, Inc...................................         3,000        31,313
  First Albany Companies, Inc..........................         2,287        33,304
  First American Financial Corp........................        10,350       746,494
  *First American Health Concepts, Inc.................         1,100         5,225
  First Bancorp........................................           400        13,400
  First Bell Bancorp, Inc..............................         3,300        67,444
  *First Cash, Inc.....................................         3,400        38,569
  *First Central Financial Corp........................         9,300            51
  First Charter Corp...................................         4,480       106,960
  First Coastal Bankshares, Inc........................         3,000        52,313
  First Colorado Bancorp...............................        10,055       287,196
  First Commonwealth Financial Corp....................        13,300       375,725
  First Defiance Financial Corp........................         4,959        76,710
  *#First Enterprise Financial Group, Inc..............         2,000            94
  First Essex Bancorp..................................         3,700        83,944
  First Federal Capital Corp...........................         6,450       222,525
  First Federal Savings & Loan Association of East
    Hartford, CT.......................................         2,000        73,500
  First Financial Bancorp..............................         4,480       258,580
  First Financial Bankshares, Inc......................         5,012       202,673
  First Financial Holdings, Inc........................         8,600       196,456
  First Franklin Corp..................................           300         5,325
  First Georgia Holdings, Inc..........................           450         6,272
  First Home Bancorp, Inc. NJ..........................           266         8,296
  First Indiana Corp...................................         9,657       238,105
  *First Investors Financial Services Group, Inc.......         2,500        18,750
  First Keystone Financial, Inc........................         1,000        19,250
  First Liberty Financial Corp.........................         7,950       189,806
  *#First Merchants Acceptance Corp....................         3,300            33
  First Merchants Corp.................................         3,300       134,063
  First Midwest Bancorp, Inc...........................        11,575       531,365
  First Midwest Financial, Inc.........................         1,400        33,338
  First Mutual Bancorp, Inc............................         2,200        38,088
  First Mutual Savings Bank............................         2,335        39,695
  First Northern Capital Corp..........................         5,300        72,875
  First Oak Brook Bancshares, Inc. Class A.............           700        33,513

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  First Palm Beach Bancorp, Inc........................         3,000  $    131,625
  *First Republic Bank.................................         7,000       232,750
  First Savings Bancorp, Inc. North Carolina...........         2,400        56,850
  First Savings Bank...................................         7,400       188,931
  First Source Corp....................................        10,487       379,498
  *First Team Sports, Inc..............................         2,900         7,159
  First Western Bancorp, Inc...........................         8,025       248,273
  First Years, Inc.....................................         2,200        71,913
  Firstbank of Illinois Co.............................         9,300       393,797
  *FirstFed Financial Corp. DE.........................         7,400       363,063
  FirstFederal Financial Services Corp.................         3,502       108,796
  *Firstmerit Corp.....................................           272         7,633
  *Firstwave Technologies, Inc.........................         2,500        12,031
  *Fischer Imaging Corp................................         4,400        19,250
  *Fisher Scientific, International, Inc...............        12,000       159,750
  Flag Financial Corp..................................           800        18,750
  Flamemaster Corp.....................................           247         1,328
  *Flander Corp........................................        19,900       105,097
  Fleming Companies, Inc...............................        22,700       432,719
  Flexsteel Industries, Inc............................         6,200        80,213
  *Florida Panthers Holdings, Inc. Class A.............        18,000       348,750
  Florida Public Utilities Co..........................           500        12,813
  Florida Rock Industries, Inc.........................        11,200       348,600
  *Florsheim Group, Inc................................         4,300        39,775
  *Flow International Corp.............................        13,800       166,463
  Fluke Corp...........................................        12,600       404,775
  *Fluor Daniel/GTI, Inc...............................         1,265         9,250
  Flushing Financial Corp..............................         4,800       128,400
  Foamex International, Inc............................        20,500       316,469
  *Foilmark, Inc.......................................         1,600         5,300
  *Foodarama Supermarkets, Inc.........................           600        20,625
  *Foodmaker, Inc......................................        29,900       504,563
  *Foothill Independent Bancorp........................         2,947        53,046
  *Forcenergy, Inc.....................................        14,716       274,086
  Foremost Corp. of America............................        16,600       408,775
  *Forensic Technologies International Corp............         3,000        50,250
  Forest City Enterprises, Inc. Class A................         3,900       219,863
  Forest City Enterprises, Inc. Class B................         1,950       109,992
  *Forest Oil Corp.....................................        25,440       365,700
  *Forte Software, Inc.................................        15,500        79,438
  *Fortune Natural Resources Corp......................         6,100         8,769
  *Fossil, Inc.........................................        12,000       231,375
  *Foster (L.B.) Co. Class A...........................        20,900       109,725
  *Fountain Oil, Inc...................................        14,000        12,688
  *Fountain Powerboat Industries, Inc..................         2,800        28,525
  *Four Kids Entertainment, Inc........................         1,100         8,731
  *Four Media Co.......................................         4,600        36,944
  *Fourth Shift Corp...................................         5,800        19,484
  Frankfort First Bancorp, Inc.........................           850        13,919
  Franklin Bank National Associaton Southfield, MI.....         1,389        23,439
  *Franklin Covey Co...................................        17,000       340,000
  Franklin Electric Co., Inc...........................         3,200       218,000
  *Franklin Electronic Publishers, Inc.................         6,500        69,875
  Freds, Inc. Class A..................................         9,500       223,250
  *Freeport McMoran Sulpher, Inc.......................         1,690        23,449
  *French Fragrances, Inc..............................         8,100       138,966
  Frequency Electronics, Inc...........................         6,250        98,438
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Fresh America Corp..................................         1,400  $     27,825
  *Fresh Choice, Inc...................................         3,900        14,991
  *Friedman Billings Ramsey Group, Inc. Class A........         8,100       127,069
  Friedman Industries, Inc.............................         7,162        47,449
  *Friedmans, Inc. Class A.............................        10,500       207,375
  Frisch's Restaurants, Inc............................        13,983       166,922
  *Fritz Companies, Inc................................        25,000       325,000
  Frontier Adjusters of America, Inc...................         1,000         2,438
  #Frontier Insurance Group, Inc.......................        10,900       267,050
  *Frontier Oil Corp...................................        22,400       186,200
  Frozen Food Express Industries, Inc..................        11,707       114,875
  *#Fuisz Technologies, Ltd............................        17,700       209,081
  Fuller (H.B.) Co.....................................         8,500       533,375
  Fulton Financial Corp................................         3,660        95,961
  *Funco, Inc..........................................         4,200        68,250
  Fund American Enterprises Holdings, Inc..............         3,200       469,000
  Furon Co.............................................        12,800       204,000
  *Fusion Medical Technologies, Inc....................         4,200        17,063
  G & K Services, Inc. Class A.........................        11,400       442,463
  *G-III Apparel Group, Ltd............................         3,200        19,300
  GA Financial, Inc....................................         4,700        95,763
  GBC Bancorp..........................................         9,200       262,488
  *GC Companies, Inc...................................         3,900       194,513
  *GKN Holding Corp....................................         5,600        16,450
  *GNI Group, Inc......................................         2,400        15,825
  *GP Strategies Corp..................................         6,580       101,990
  *GRC International, Inc..............................         9,100        72,800
  *GT Bicycles, Inc....................................         5,900        33,648
  *GTI Corp............................................         5,300        14,658
  *GTS Duratek, Inc....................................         8,900       104,019
  *GZA Geoenvironmental Technologies, Inc..............         1,700         8,819
  *Gadzooks, Inc.......................................         5,200       145,113
  Gainsco, Inc.........................................        17,700       129,431
  *Galey & Lord, Inc...................................         8,300       205,425
  *Galileo Corp........................................         4,400        62,975
  Gallagher (Arthur J.) & Co...........................        13,100       564,938
  *Galoob Toys, Inc. DE................................        14,500       160,406
  Gamma Biologicals, Inc...............................         5,500        25,438
  *Gantos, Inc.........................................         4,550         6,470
  Garan, Inc...........................................         3,042        84,035
  *Garden Botanika, Inc................................         5,700         6,234
  *Garden Fresh Restaurant Corp........................         2,500        44,844
  *Garden Ridge Corp...................................        10,800       188,325
  *#Gardenburger, Inc..................................         4,300        46,763
  *Gardner Denver Machinery, Inc.......................        11,700       316,631
  *#Gargoyles, Inc.....................................         4,500         7,453
  *Gart Sports Co......................................           676        10,563
  *Gasonics International, Inc.........................        12,150       124,917
  *#Gatefield Corp.....................................        11,400        17,991
  *Gaylord Container Corp. Class A.....................        42,000       351,750
  *#Geerling & Wade, Inc...............................         1,600         7,950
  *Gehl Co.............................................         3,100        57,156
  *Geltex Pharmaceuticals, Inc.........................         9,900       228,009
  Gencor Industries, Inc...............................         3,600        81,900
  *Genelabs Technologies, Inc..........................        31,500       105,328
  *Genemedicine, Inc...................................        11,500        40,609
  *General Acceptance Corp.............................         1,800         1,406
  General Binding Corp.................................         7,900       267,366
  General Chemical Group, Inc..........................         7,800       198,900

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *General Cigar Holdings, Inc. Class A................         5,400  $     53,663
  *General Cigar Holdings, Inc. Class B................         9,780        97,189
  *General Communications, Inc. Class A................        42,200       252,541
  *#General Datacomm Industries, Inc...................        12,200        55,663
  General Employment Enterprises, Inc..................         1,950        24,375
  General Housewares Corp..............................         2,300        23,072
  *#General Magic, Inc.................................        16,100       170,056
  General Magnaplate Corp..............................           400         2,713
  *General Scanning, Inc...............................         8,500       130,156
  *General Semiconductor, Inc..........................        22,200       299,700
  *General Surgical Innovations, Inc...................        10,600        45,050
  *Genesco, Inc........................................        20,800       267,800
  Genesee Corp. Class B................................           200         6,550
  *Geneva Steel Co. Class A............................        11,900        40,906
  *Genicom Corp........................................         8,800        70,675
  *Genlyte Group, Inc..................................         8,900       235,850
  *Genome Therapeutics Corp............................        16,900       110,378
  Genovese Drug Stores, Inc. Class A...................         4,312        85,701
  *Genrad, Inc.........................................        18,500       323,750
  *Gensia Sicor, Inc...................................        61,400       257,113
  *Gensym Corp.........................................         5,300        31,552
  *Gentex Corp.........................................        13,700       500,478
  *#Genus, Inc.........................................        13,400        18,006
  *Genzyme Transgenics Corp............................        13,900       133,788
  Geon Co..............................................        14,000       302,750
  *Geoscience Corp.....................................         3,000        38,250
  *#Geotek Communications, Inc.........................        52,800        20,625
  *Geotel Communications Corp..........................         7,900       214,781
  *Geoworks............................................        12,400        56,963
  Gerber Scientific, Inc...............................        18,600       468,488
  *Geron Corp..........................................         6,500        71,703
  *Getchell Gold Corp..................................        16,100       305,900
  *Getty Petroleum Marketing, Inc......................        12,100        71,088
  Getty Realty Corp. (Holding Co.).....................         9,400       205,038
  *Giant Cement Holding, Inc...........................         7,900       204,166
  *Giant Group, Ltd....................................         2,200        14,988
  Giant Industries, Inc................................         8,200       154,263
  *Gibraltar Packaging Group, Inc......................         3,000         9,000
  *Gibraltar Steel Corp................................        11,100       241,772
  *Gibson Greetings, Inc...............................        11,600       278,400
  *Giga-Tronics, Inc...................................         1,600         8,925
  *Gish Biomedical, Inc................................         1,300         4,794
  Glacier Bancorp, Inc.................................         2,313        63,608
  *Glacier Water Services, Inc.........................         1,200        35,400
  Glatfelter (P.H.) Co.................................        16,400       267,525
  Gleason Corp.........................................         8,000       236,500
  *Glenayre Technologies, Inc..........................        36,300       556,978
  *#Gliatech, Inc......................................         6,700       123,950
  *Global Direct Mail Corp.............................        32,900       678,563
  *Global Industrial Technologies, Inc.................        16,800       284,550
  *Global Motorsport Group, Inc........................         2,600        55,413
  *#Global Payment Technologies, Inc...................         3,300        39,394
  *#Global Village Communication, Inc..................         8,900         8,900
  *Globalink, Inc......................................         5,500        15,813
  *Globe Business Resources, Inc.......................         2,700        38,813
  *Go Video, Inc.......................................         6,100        17,919
  *#Golden Bear Golf, Inc..............................         1,400         9,800
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Golden Books Family Entertainment, Inc..............        18,500  $    149,445
  Golden Enterprises, Inc..............................         7,800        49,238
  *Golden State Bancorp, Inc...........................         3,405       130,454
  *Good Guys, Inc......................................         9,700       123,675
  GoodMark Foods, Inc..................................         6,300       144,506
  *Goodys Family Clothing..............................        11,500       553,078
  Gorman-Rupp Co.......................................         5,175        98,972
  *Gottschalks, Inc....................................         8,400        69,825
  *Government Technology Services, Inc.................         3,200        16,000
  Graco, Inc...........................................        15,300       529,763
  *Gradall Industries, Inc.............................         5,400        81,338
  *Gradco Systems, Inc.................................         5,875        37,270
  *Graham Corp.........................................         1,000        16,875
  *Graham-Field Health Products, Inc...................        27,760       163,090
  *Grand Casinos, Inc..................................        28,400       498,775
  Grand Premier Financial, Inc.........................        12,001       201,017
  Granite Construction, Inc............................        13,050       368,663
  Granite State Bankshares, Inc........................         2,800        71,750
  Gray Communications Systems, Inc.....................         1,600        47,600
  Great Southern Bancorp, Inc..........................         4,200       108,413
  *Great Train Store Co., Inc..........................         2,600         8,125
  *Greate Bay Casino Corp..............................         4,467         3,978
  Greater Bay Bancorp..................................         1,758        60,212
  Green (A.P.) Industries, Inc.........................        11,100       241,425
  *Green Mountain Coffee, Inc..........................         1,700        10,200
  Green Mountain Power Corp............................         2,500        40,469
  *Greenbriar Corp.....................................         3,960        36,135
  Greenbrier Companies, Inc............................        10,000       180,000
  Grey Advertising, Inc................................           200        88,600
  *Grey Wolf, Inc......................................        33,500       129,813
  *Greyhound Lines, Inc................................        47,500       296,875
  *Griffin Land & Nurseries, Inc. Class A..............         2,200        35,888
  *Griffon Corp........................................        51,500       714,563
  *Gristede's Sloans, Inc..............................         1,200         4,800
  *Group 1 Software, Inc...............................         3,000        43,875
  *Grow Biz International, Inc.........................         3,800        49,875
  *Grubb & Ellis Co....................................        14,300       171,600
  *Gryphon Holdings, Inc...............................         5,400        95,513
  Guarantee Life Companies, Inc........................         7,400       199,800
  *Guess, Inc..........................................        31,850       169,203
  *Guest Supply, Inc...................................         4,300        65,038
  Guilford Mills, Inc..................................        18,050       487,350
  *Guilford Pharmaceuticals, Inc.......................        11,600       210,975
  *Gulfmark Offshore, Inc..............................         5,500       151,938
  *Gulfport Energy Corp................................         1,079         1,619
  *Gull Laboratories, Inc..............................         4,000        22,000
  *#Gumtech International, Inc.........................         3,500        19,688
  *Gundle/SLT Environmental, Inc.......................        13,700        70,213
  *Gymboree Corp.......................................        18,600       291,788
  *HCIA, Inc...........................................         9,500        77,188
  *HD Vest, Inc........................................         2,200        19,800
  *HEI, Inc............................................         2,000        12,438
  HF Financial Corp....................................         1,200        42,900
  *HMI Industries, Inc.................................         5,400        23,288
  *HMN Financial, Inc..................................         3,300        60,534
  *HMT Technology Corp.................................        28,000       326,375
  *HPSC, Inc...........................................         2,100        15,881
  *HS Resources, Inc...................................        10,200       147,263
  #HUBCO, Inc..........................................        18,665       657,358

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Ha-Lo Industries, Inc...............................        17,100  $    529,031
  Hach Co..............................................         5,725        54,298
  Hach Co. Class A.....................................         5,725        54,745
  *Hadco Corp..........................................         7,800       250,819
  *Haemonetics Corp....................................        21,100       321,775
  Haggar Corp..........................................         4,300        59,663
  *Hahn Automotive Warehouse, Inc......................         2,163        12,437
  *Hain Food Group, Inc................................         6,800       153,213
  Halifax Corp.........................................         1,000         8,125
  *Hallmark Capital Corp...............................         1,000        14,625
  *#Halsey Drug Co., Inc...............................        12,200        30,500
  *Halter Marine Group, Inc............................        17,100       320,625
  *Hammons (John Q.) Hotels, Inc. Class A..............         3,800        28,738
  *Hampshire Group, Ltd................................         1,400        32,200
  *Hampton Industries, Inc.............................         2,640        17,490
  Hancock Fabrics, Inc.................................        15,700       208,025
  Hancock Holding Co...................................         6,805       382,781
  *Handleman Co........................................        25,600       313,600
  *Hanger Orthopedic Group, Inc........................        10,700       207,313
  *Hanover Compressor Co...............................         5,000       129,688
  *Hanover Direct, Inc.................................        62,000       209,250
  Harbor Federal Bancorp, Inc..........................           700        16,538
  *Harding Lawson Associates Group, Inc................         5,000        49,531
  Hardinge Brothers, Inc...............................         3,900       154,050
  *#Harken Energy Corp.................................        90,100       484,288
  Harland (John H.) Co.................................        26,000       466,375
  Harleysville Group, Inc..............................        17,300       417,903
  Harleysville National Corp PA........................         4,235       173,503
  Harman International Industries, Inc.................        11,200       476,700
  Harmon Industries, Inc...............................         6,450       151,172
  *Harmonic Lightwaves, Inc............................         9,100       159,250
  *Harolds Stores, Inc.................................         2,308        18,464
  Harris Financial, Inc................................        16,300       413,103
  *#Harry's Farmers Market, Inc. Class A...............         2,100         3,609
  *Hartmarx Corp.......................................        22,600       177,975
  *Harvey Entertainment Co.............................         2,700        30,206
  Harvey's Casino Resorts..............................         5,900       160,406
  Haskel International, Inc............................         1,900        19,475
  Hastings Manufacturing Co............................           700        16,188
  *Hathaway Corp.......................................         2,900         7,250
  *Hauser, Inc.........................................         6,400        48,800
  Haven Bancorp, Inc...................................         7,000       187,250
  Haverty Furniture Co., Inc...........................         5,500       121,000
  Haverty Furniture Co., Inc. Class A..................           200         4,250
  *Hawaiian Airlines, Inc..............................        26,600        69,825
  Hawkins Chemical, Inc................................         5,145        65,277
  *Hawthorne Financial Corp............................         1,300        25,269
  *#Hayes Corp.........................................           100           388
  *Health Management Systems, Inc......................        13,300       147,963
  *Health Power, Inc...................................         1,900        10,925
  *Health Professionals, Inc...........................         1,250           131
  *Health Risk Management, Inc.........................         1,900        27,847
  *Health Systems Design Corp..........................         5,100        44,625
  *Healthcare Imaging Services, Inc....................         1,200         1,669
  *Healthcare Services Group, Inc......................         5,500        78,719
  *Healthcor Holdings..................................         3,000         5,813
  *Healthdyne Information Enterprises, Inc.............        12,000        43,875
  Healthplan Services Corp.............................         9,598       212,956
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Healthy Planet Products, Inc........................           700  $      1,225
  *Heartland Express, Inc..............................        14,976       326,664
  *#Heartland Wireless Communications, Inc.............         9,316         7,133
  *#Heartport, Inc.....................................        17,300       138,941
  *Hecla Mining Co.....................................        38,600       195,413
  *#Hector Communications Corp.........................         1,200        13,050
  Heico Corp...........................................         5,015       152,331
  *Heico Corp. Class A.................................         2,507        68,956
  Heilig-Meyers Co.....................................        18,950       227,400
  *Hein-Werner Corp....................................         2,269        28,504
  *Heist (C.H.) Corp...................................         2,100        15,225
  Helix Technology Corp................................        29,600       526,325
  *Hello Direct, Inc...................................         5,000        34,063
  *Hemasure, Inc.......................................         6,600         8,766
  Henry Jack & Associates, Inc.........................        13,150       426,553
  Herbalife International, Inc. Class A................         6,100       155,169
  Herbalife International, Inc. Class B................        12,200       285,556
  Heritage Financial Services, Inc.....................         8,750       308,164
  *Hf Bancorp, Inc.....................................         5,000        85,938
  *Hi-Shear Industries, Inc............................           500         1,422
  *Hi-Shear Technology Corp............................         5,300        42,400
  *Hi-Tech Pharmacal, Inc..............................         3,100        18,309
  *Hibbett Sporting Goods, Inc.........................         2,000        67,625
  *High Plains Corp....................................        14,800        38,850
  *Highlands Insurance Group, Inc......................         9,200       192,050
  *#Highway Master Communications, Inc.................        19,900        73,381
  Hilb Rogal Hamilton Co...............................         7,900       138,250
  Hilite Industries, Inc...............................         1,900        17,100
  *Hirsch International Corp. Class A..................         4,300        43,269
  *Hoenig Group, Inc...................................         5,400        39,319
  *Holiday RV Superstores, Inc.........................         3,000         6,375
  Holly Corp...........................................         5,100       139,613
  *Hollywood Casino Corp. Class A......................        18,600        36,328
  *Hollywood Entertainment Corp........................        32,100       335,044
  *Hollywood Park, Inc.................................        10,500       135,844
  *Hologic, Inc........................................         9,400       197,694
  *Holopak Technologies, Inc...........................         2,500         6,602
  *Holophane Corp......................................         6,050       158,056
  Home Bancorp.........................................           600        19,538
  Home Federal Bancorp.................................         2,025        64,547
  *Home Health Corp. of America........................         2,500         6,094
  Home Port Bancorp, Inc...............................           600        14,813
  *Home Products International, Inc....................         5,100        60,244
  *Home State Holdings, Inc............................         3,700           578
  *Homebase, Inc.......................................        25,550       221,966
  *Homeowners Group, Inc. Escrow.......................         1,700             0
  *Homestead Village, Inc..............................        15,500       232,500
  *#Hondo Oil and Gas Co...............................        10,500         6,563
  Hooper Holmes, Inc...................................         9,900       230,175
  Horizon Bancorp, Inc.................................           400        16,350
  Horizon Financial Corp...............................         3,953        70,907
  #Horton (D.R.), Inc..................................        37,720       678,960
  *Hospital Staffing Services, Inc.....................         2,390           971
  *Hospitality Worldwide Services, Inc.................         6,800        57,800
  *Host Marriott Services Corp.........................        28,700       408,975
  *#Hot Topic, Inc.....................................         3,400        79,263
  *Housecall Medical Resources, Inc....................         8,200        10,250
  *Hovnanian Enterprises, Inc. Class A.................        15,000       149,063
  *Hovnanian Enterprises, Inc. Class B.................         1,150        11,428
  Howell Corp..........................................         2,100        24,938

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Howtek, Inc.........................................         3,600  $      6,413
  *Hub Group, Inc. Class A.............................         5,200       111,800
  Hudson Chartered Bancorp, Inc........................         2,850        66,619
  Hudson General Corp..................................           700        33,688
  *Hudson Hotels Corp..................................         3,100        13,659
  *Hudson Technologies, Inc............................         2,200         8,731
  Huffy Corp...........................................         9,100       138,206
  Hughes Supply, Inc...................................        15,000       505,313
  Hunt (J.B.) Transport Services, Inc..................        17,100       510,863
  Hunt Corp............................................         6,600       153,450
  Huntco, Inc. Class A.................................         3,000        37,875
  *Hurco Companies, Inc................................         3,300        28,566
  *Hutchinson Technology, Inc..........................        13,200       330,825
  *Hvide Marine, Inc. Class A..........................         7,000       105,656
  *Hycor Biomedical, Inc...............................         5,600        10,675
  Hydron Technologies, Inc.............................         9,000         5,203
  *Hyperion Software Corp..............................        10,500       339,281
  *I-Stat Corp.........................................        10,000        96,563
  *IA Corp. I..........................................         2,700         6,919
  IBS Financial Corp...................................         6,000       111,000
  *ICC Technologies, Inc...............................        14,900        68,447
  *ICF Kaiser International, Inc.......................        17,900        51,463
  *ICG Communications, Inc.............................         2,904        88,028
  *#ICOS Corp..........................................        32,600       685,619
  *ICT Group, Inc......................................         6,000        28,875
  *ICU Medical, Inc....................................         5,900        86,472
  *IDEC Pharmaceuticals Corp...........................        15,100       474,706
  *IDEXX Laboratories, Inc.............................        25,700       573,431
  *#IDM Environmental Corp.............................        11,400        39,366
  *IDT Corp............................................        16,000       418,000
  *IEC Electronics Corp................................         6,700        48,784
  IFR Systems, Inc.....................................         7,200       138,150
  *IGEN, Inc...........................................         8,200       263,681
  *#IGI, Inc...........................................         6,200        19,375
  *IHOP Corp...........................................         5,700       228,000
  *II-VI, Inc..........................................         3,200        48,400
  *IMC Mortgage Co.....................................        17,700       229,547
  IMCO Recycling, Inc..................................        11,200       212,100
  *IMP, Inc............................................        13,200        11,963
  *IQ Software Corp....................................         2,300        25,156
  ISB Financial Corp. LA...............................         4,100       115,056
  *ITC Learning Corp...................................         2,800        18,550
  *ITEQ, Inc...........................................        23,254       276,141
  *ITI Technologies, Inc...............................         7,500       221,719
  *ITLA Capital Corp...................................         4,700       106,925
  *ITT Educational Services, Inc.......................        16,050       457,425
  *#IVI Publishing, Inc................................         3,800        22,919
  *IXC Communications, Inc.............................           479        20,911
  *Ibah, Inc...........................................        17,700        93,478
  *#Ibis Technology Corp...............................         3,100        32,550
  ICO, Inc.............................................        14,320        68,020
  *Identix, Inc........................................        17,100       121,838
  *Ikos Systems, Inc...................................         6,100        35,647
  *#Illinois Superconductor Corp.......................         2,300         6,181
  *Image Entertainment, Inc............................        11,700        79,889
  *#Imagyn Medical Technologies, Inc...................        19,700        21,239
  *Imation Corp........................................        18,300       332,831
  *#Imatron, Inc.......................................        53,300       149,073
  *Imclone Systems, Inc................................        16,900       185,372
  *Immucor, Inc........................................         6,500        54,844
  *Immulogic Pharmaceutical Corp.......................        16,200        29,869
  *#Immune Response Corp. DE...........................        13,600       154,275
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *#Immunogen, Inc.....................................         8,500  $     15,672
  *Immunomedics, Inc...................................        25,300       130,058
  *#Imnet Systems, Inc.................................         8,300        91,819
  *Impath, Inc.........................................         4,500       150,609
  *Impco Technologies, Inc.............................         3,400        53,338
  *Imperial Credit Industries, Inc.....................            50         1,055
  Imperial Holly Corp..................................        15,651       150,641
  *In Focus Systems, Inc...............................        17,200       134,913
  *In Home Health, Inc.................................         6,400         6,900
  *#Inacom Corp........................................        10,700       347,081
  *Incontrol, Inc......................................        14,300        49,603
  *Indenet, Inc........................................        14,900        31,197
  Independence Holding Co..............................         2,500        36,563
  Independent Bank Corp. MA............................        12,100       225,363
  Independent Bank East................................         2,735       109,229
  Indiana Energy, Inc..................................        13,500       416,813
  *Individual Investor Group, Inc......................         4,100        21,013
  *Industrial Acoustics Co., Inc.......................           200         1,950
  Industrial Bancorp, Inc..............................         3,000        63,000
  *Industrial Holdings, Inc............................         4,300        56,169
  Industrial Scientific Corp...........................           700        16,975
  *Inference Corp. Class A.............................         6,400        25,200
  *Infinium Software, Inc..............................         7,300       104,025
  *Infonautics Corp. Class A...........................         4,700        16,156
  *Information Management Resources, Inc...............        10,200       229,819
  *Information Resource Engineering, Inc...............         2,700        20,588
  *Information Resources, Inc..........................        24,900       431,859
  *Information Storage Devices, Inc....................         9,500        55,813
  *Infu-tech, Inc......................................         2,000        13,375
  Ingles Market, Inc. Class A..........................         4,900        60,944
  *Inhale Therapeutic Systems..........................         9,300       305,738
  *Innerdyne, Inc......................................        17,300        44,331
  *Innodata Corp.......................................           600         2,981
  *Innoserv Technologies, Inc..........................           200           794
  *Innovative Gaming Corp. of America..................         4,500        13,219
  Innovex, Inc.........................................        10,300       191,194
  *Insight Enterprises, Inc............................         6,150       192,572
  *Insignia Financial Group, Inc. Class A..............        21,800       535,463
  *Insilco Corp........................................         5,700       248,484
  *#Insite Vision, Inc.................................         9,800        32,922
  Insituform East, Inc.................................         1,700         3,984
  *Insituform Technologies, Inc. Class A...............        17,710       228,016
  *Inso Corp...........................................        10,000       137,500
  Insteel Industries, Inc..............................         4,300        30,906
  Instron Corp.........................................         9,600       192,000
  *Insurance Auto Auctions, Inc........................         6,800        90,950
  *#Integ, Inc.........................................         6,100        18,491
  *Integra Lifesciences Corp...........................         8,750        54,688
  *Integramed America, Inc.............................         3,600         6,975
  *Integrated Circuit Systems, Inc.....................         9,600       132,300
  *Integrated Measurement System, Inc..................         4,600        41,400
  *Integrated Orthopedics, Inc.........................         3,700        24,744
  *Integrated Packaging Assembly Corp..................        10,200         7,331
  *Integrated Process Equipment Corp...................         9,900       137,672
  *Integrated Silicon Solution, Inc....................        12,400        86,025

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Integrated Systems Consulting Group, Inc............         4,700  $     54,638
  *Integrated Systems, Inc.............................        14,900       275,184
  *Intellicall, Inc....................................         5,600        26,600
  *Intellidata Technologies Corp.......................        18,700        26,297
  *Intelligent Medical Imaging, Inc....................         6,100        21,159
  *Intelligent Systems Corp............................         2,200         8,388
  *Intelligroup, Inc...................................         7,200       137,700
  *Intensiva Healthcare Corp...........................         6,000        56,250
  Inter-Tel, Inc.......................................        21,600       405,675
  Intercargo Corp......................................         3,800        47,263
  Interchange Financial Services Corp. Saddle Brook....         3,870        79,335
  *Interdigital Communications Corp....................        31,300       172,150
  *Interface Systems, Inc..............................         3,400        10,413
  *#Interferon Sciences, Inc...........................        12,175        11,985
  *Intergraph Corp.....................................        33,500       294,172
  *Interlake Corp......................................        21,600        90,450
  *#Interleaf, Inc.....................................        17,400        50,569
  *Interlink Computer Sciences, Inc....................         4,600        23,719
  *Interlink Electronics...............................         4,700        22,619
  *Interlinq Software Corp.............................         2,900        17,581
  *Interlott Technologies, Inc.........................         1,600        18,200
  *Intermagnetics General Corp.........................        11,524       116,681
  Intermet Corp........................................        20,400       390,150
  International Aluminum Corp..........................         2,100        71,269
  *International Microcomputer Software, Inc...........         2,600        39,488
  International Multifoods Corp........................        12,700       377,825
  *International Rectifier Corp........................        41,000       433,063
  *International Remote Imaging Systems, Inc...........         3,000         9,938
  International Shipholding Corp.......................         3,625        59,813
  *#International Technology Corp......................         7,325        76,455
  *International Thoroughbred Breeders, Inc............         5,800        20,300
  *Interneuron Pharmaceuticals, Inc....................        28,800       133,200
  *Interphase Corp.....................................         2,700        20,419
  Interpool, Inc.......................................        19,650       291,066
  *Interpore International.............................         3,500        21,219
  *Intersolv, Inc......................................        14,900       213,722
  Interstate Energy Corp...............................         2,664        80,087
  Interstate Johnson Lane, Inc.........................         3,700       107,763
  *Interstate National Dealers Services, Inc...........         2,000        16,500
  *Intertan, Inc.......................................         7,000        42,438
  *Intervisual Books, Inc. Class A.....................         1,000         2,094
  *Intervoice, Inc.....................................        11,300       150,784
  Interwest Bancorp....................................         4,900       222,031
  *Intevac, Inc........................................         8,000        76,250
  Invacare Corp........................................        18,100       480,216
  *Investment Technology Group, Inc....................        11,500       310,859
  Investors Financial Services Corp....................         3,099       154,659
  Investors Title Co...................................         1,400        36,400
  *#Invision Technologies, Inc.........................         9,500        81,344
  *Invivo Corp.........................................         1,600        18,500
  *Ion Laser Technology, Inc...........................         2,900         4,713
  *Ionics, Inc.........................................        11,200       501,200
  *Iridex Corp.........................................         3,800        35,625
  Iroquois Bancorp.....................................           400        10,500
  Irwin Financial Corp.................................        16,000       431,500
  Isco, Inc............................................        38,935       335,814
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *#Isis Pharmaceuticals, Inc..........................        21,500  $    300,328
  *Isolyser Co., Inc...................................        34,010        79,711
  *#Itron, Inc.........................................         8,100       125,550
  *Iwerks Entertainment, Inc...........................         9,824        20,262
  *J & J Snack Foods Corp..............................         4,400        86,075
  J & L Specialty Steel, Inc...........................        28,500       199,500
  *J. Alexander's Corp.................................         3,000        14,813
  *JDA Software Group, Inc.............................         9,100       410,922
  JLG Industries, Inc..................................        39,300       692,663
  *JLK Direct Distribution, Inc. Class A...............         2,000        47,000
  *#JMAR Industries, Inc...............................        10,100        25,723
  *JPE, Inc............................................         2,800         9,450
  *JPM Co..............................................         4,000        41,750
  JSB Financial, Inc...................................         5,000       290,625
  *Jackpot Enterprises, Inc............................         4,700        57,575
  Jacksonville Bancorp, Inc............................         1,600        33,500
  *Jaclyn, Inc.........................................         1,300         7,556
  *Jaco Electronics, Inc...............................         1,973        12,331
  *Jacobs Engineering Group, Inc.......................        15,400       494,725
  *Jacobson Stores, Inc................................         4,100        57,656
  *#Jakks Pacific, Inc.................................         3,000        27,563
  *Jalate, Ltd.........................................         1,000         1,625
  *Jan Bell Marketing, Inc.............................        19,400        99,425
  *Jason, Inc..........................................        12,087       113,316
  *Jayhawk Acceptance Corp.............................         1,000           656
  *Jean Philippe Fragrances, Inc.......................         7,150        59,434
  Jeffbanks, Inc.......................................         1,706        90,845
  Jefferies Group, Inc.................................        12,000       552,000
  Jefferson Savings Bancorp, Inc.......................         3,200       101,200
  *Jennifer Convertibles, Inc..........................         1,300         2,620
  *Jerry's Famous Deli, Inc............................        11,400        22,266
  John Alden Financial Corp............................        15,400       340,725
  *Johnson Worldwide Associates, Inc. Class A..........         6,700        85,425
  Johnston Industries, Inc.............................         8,100        42,272
  *Johnstown American Industries, Inc..................         8,800       159,500
  *Jones Intercable, Inc...............................         2,300        48,156
  *Jones Intercable, Inc. Class A......................        24,900       536,906
  *Jos. A. Bank Clothiers, Inc.........................         5,400        40,500
  *Joule, Inc..........................................         1,500         5,906
  *Jumbosports, Inc....................................        18,000        23,625
  Juno Lighting, Inc...................................        11,100       234,834
  *#Just for Feet, Inc.................................        19,200       421,200
  *Just Toys, Inc......................................         1,600         1,900
  Justin Industries, Inc...............................        20,200       320,675
  *K & G Men's Center, Inc.............................         6,000       151,500
  K Swiss, Inc. Class A................................         2,400        47,250
  *#K-Tel International, Inc...........................         3,800        59,613
  *K-Tron International, Inc...........................         6,200       115,863
  *K-V Pharmaceutical Co. Class A......................         6,600       136,950
  *K-V Pharmaceutical Co. Class B......................         2,700        55,688
  K2, Inc..............................................        11,300       226,000
  KCS Energy, Inc......................................        22,800       270,750
  *#KFX, Inc...........................................         8,000        25,000
  *KLLM Transport Services, Inc........................         2,500        31,406
  *#KTI, Inc...........................................         4,100        91,481
  *KVH Industries, Inc.................................         4,300        14,781
  *Kaiser Ventures, Inc................................         9,700       108,519
  Kaman Corp. Class A..................................        14,500       265,984
  *Kaneb Services, Inc.................................        25,300       150,219
  *Karrington Health, Inc..............................         3,500        37,844
  Katy Industries, Inc.................................         4,100        75,850

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Katz Digital Technologies, Inc......................         1,800  $     12,825
  Kaye Group, Inc......................................         3,000        20,250
  Keithley Instruments, Inc............................         1,000         7,750
  *Kelley Oil & Gas Corp...............................        69,600       157,688
  Kellwood Co..........................................        12,900       426,506
  *Kemet Corp..........................................        59,000       949,531
  *Kensey Nash Corp....................................         4,100        76,363
  *Kent Electronics Corp...............................        16,300       342,300
  Kentek Information Systems, Inc......................           800         6,800
  *Kentucky Electric Steel, Inc........................         1,800        10,013
  Kentucky First Bancorp, Inc..........................           200         3,150
  *Keravision, Inc.....................................         7,500        64,922
  *Kevco, Inc..........................................         4,100        88,150
  Kewaunee Scientific Corp.............................         2,000        19,375
  *Key Energy Group, Inc...............................        13,800       226,838
  *Key Production Co., Inc.............................         6,900        84,094
  *Key Technology, Inc.................................         2,300        26,019
  *Key Tronic Corp.....................................        13,000        38,594
  *Keystone Automotive Industries, Inc.................         7,600       194,750
  *Keystone Consolidated Industries, Inc...............         6,873        84,409
  Kimball International, Inc. Class B..................        16,200       394,875
  *Kimmins Corp........................................         3,400        11,900
  *Kinark Corp.........................................         3,700        12,488
  *Kinnard Investment, Inc.............................         3,100        19,956
  *Kirby Corp..........................................        14,600       313,900
  *Kit Manufacturing Co................................           300         2,100
  *Kitty Hawk, Inc.....................................        10,200       181,050
  Klamath First Bancorp, Inc...........................         7,100       141,556
  Knape & Vogt Manufacturing Co........................         2,900        65,975
  *Knickerbocker (L.L.) Co., Inc.......................         5,000        19,063
  *Knight Transportation, Inc..........................         9,000       171,281
  *Koala Corp..........................................         1,200        22,425
  *Koll Real Estate Group, Inc.........................         7,100        68,781
  Kollmorgen Corp......................................         5,900       114,313
  *Komag, Inc..........................................        31,700       312,047
  *#Koo Koo Roo, Inc...................................        21,564        51,551
  *Kopin Corp..........................................         8,100       153,141
  *Koss Corp...........................................         2,100        21,000
  *Kronos, Inc.........................................         4,100       146,063
  *Krug International Corp.............................         1,048         5,830
  Kuhlman Corp.........................................         9,699       409,783
  *Kulicke & Soffa Industries, Inc.....................        14,000       241,500
  *#L.A. Gear, Inc.....................................        12,600         1,197
  *#LCA-Vision, Inc....................................         3,536        12,155
  *LCC International, Inc. Class A.....................         3,300        53,109
  LCS Industries, Inc..................................         2,600        38,025
  LSB Bancshares, Inc. NC..............................         5,156       108,276
  LSB Industries, Inc..................................        10,700        46,144
  LSI Industries, Inc..................................         7,267       146,930
  *LTX Corp............................................        25,800        99,572
  *LXR Biotechnology, Inc..............................        14,600        40,150
  *La Jolla Pharmceutical Co...........................        13,800        53,906
  La-Z-Boy, Inc........................................        13,100       670,556
  *LaBarge, Inc........................................        14,500        51,656
  LaCrosse Footwear, Inc...............................         3,000        35,250
  Lab Holdings, Inc....................................         3,500        76,563
  #Labone, Inc.........................................         7,900       140,472
  *Labor Ready, Inc....................................        12,850       434,491
  *Laboratory Corp. of America Holdings, Inc...........        42,500        90,313
  Laclede Gas Co.......................................        10,500       259,875
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Laclede Steel Co....................................         2,700  $     11,306
  *Ladd Furniture, Inc.................................         4,666       122,483
  *Laidlaw Environmental Services, Inc.................        61,900       239,863
  *Lakeland Industries, Inc............................         2,000        22,875
  Lakeview Financial Corp..............................         2,500        58,125
  *Lamson & Sessions Co................................        10,200        70,125
  Lance, Inc...........................................        28,400       597,288
  *Lancer Corp.........................................         8,100       138,713
  *Lancit Media Productions, Ltd.......................         3,300         3,094
  *Landair Services, Inc...............................         4,100       127,613
  Landamerica Financial Group, Inc.....................         9,000       429,750
  Landauer, Inc........................................         5,200       148,200
  *Landec Corp.........................................         6,900        48,300
  *#Landrys Seafood Restaurants, Inc...................        14,877       337,057
  *Landstar Systems, Inc...............................         7,600       258,638
  *Lanvision Systems, Inc..............................         7,300        27,375
  *Larscom, Inc........................................         3,500        32,484
  *Larson Davis, Inc...................................         6,800        17,638
  *#Laser Vision Centers, Inc..........................         3,500        46,813
  *Laserscope..........................................         9,700        26,372
  *LaserSight Corporation..............................         6,800        30,919
  *Lason, Inc..........................................         6,900       282,900
  Lawson Products, Inc.................................         8,800       238,975
  Lawter International, Inc............................        26,800       257,950
  *Layne Christensen Co................................         9,100       126,263
  *Lazare Kaplan International, Inc....................         6,800        79,050
  *Leap Group, Inc.....................................         8,200        22,934
  *Learning Co., Inc...................................        25,100       715,350
  *#Learning Tree International, Inc...................        15,400       247,363
  Learonal, Inc........................................         8,950       265,144
  *Leasing Solutions, Inc..............................         5,700       159,600
  *Lechters, Inc.......................................        12,600        73,238
  *Lecroy Corp.........................................         5,100       103,594
  *Lectec Corp.........................................         1,902         8,262
  *Legato Systems, Inc.................................        10,600       303,425
  Lesco, Inc...........................................         6,725       150,892
  *Leslie Building Products, Inc.......................         3,200         9,200
  *Level 8 Systems, Inc................................         5,600        63,700
  *#Level One Communications, Inc......................        18,225       486,380
  *#Levitz Furniture, Inc..............................        14,200         7,810
  *Lexford Residential Trust...........................         5,400       115,425
  *Lexington Global Asset Managers, Inc................         1,700        12,113
  Libbey, Inc..........................................         9,500       374,063
  Liberty Homes, Inc. Class A..........................           200         2,325
  *Liberty Technologies, Inc...........................         3,000         9,563
  *Lidak Pharmaceuticals Class A.......................        25,300        38,345
  *#Life Medical Sciences, Inc.........................         8,900        11,681
  *Life Quest Medical, Inc.............................         1,000         3,188
  Life Technologies, Inc...............................        14,000       477,313
  Life USA Holdings, Inc...............................        17,700       285,966
  *Lifecore Biomedical, Inc............................         7,300       135,278
  *Lifeline Systems, Inc...............................         2,800        52,150
  Lifetime Hoan Corp...................................         7,462        83,015
  *Ligand Pharmaceuticals, Inc. Class B................        23,079       322,385
  *Lightbridge, Inc....................................         8,800       103,125
  Lillian Vernon Corp..................................         4,900        85,138
  Lilly Industry, Inc. Class A.........................        13,500       263,250
  *Lindal Cedar Homes, Inc.............................         4,482        14,006
  Lindberg Corp........................................         8,200       187,575
  Lindsay Manufacturer Co..............................         4,800       223,200

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Liposome Co., Inc...................................        26,100  $    160,270
  Liqui Box Corp.......................................         2,500       107,500
  Litchfield Financial Corp............................         2,600        58,500
  *Lithia Motors, Inc. Class A.........................         1,700        23,906
  *Littlefield, Adams & Co.............................           900         1,997
  *Littlefuse, Inc.....................................        16,000       365,000
  *Liuski International, Inc...........................         1,800         1,463
  *Lodgenet Entertainment Corp.........................         8,200        89,688
  *Loehmanns, Inc......................................         7,100        39,494
  *Logans Roadhouse, Inc...............................         6,100       126,575
  *Logic Devices, Inc..................................         5,600        16,538
  *Logic Works, Inc....................................         4,500        69,469
  *Lojack Corp.........................................        14,200       178,831
  Lomak Petroleum, Inc.................................        16,100       195,213
  #Lone Star Industries, Inc...........................         6,000       451,125
  *Lone Star Technologies, Inc.........................        13,800       262,200
  *Loronix Information Systems, Inc....................         2,200         5,775
  *Louis Dreyfus Natural Gas Corp......................        24,052       420,910
  Luby's Cafeterias, Inc...............................        16,400       303,400
  Lufkin Industries, Inc...............................         3,300       111,788
  Lukens, Inc. DE......................................        13,400       429,638
  *Lumen Technologies, Inc.............................        10,410        85,883
  *Lumisy, Inc.........................................         6,100        25,544
  *Lunar Corp..........................................         8,150       148,992
  *Lund International Holdings, Inc....................         2,200        28,188
  *#Luria (L.) & Son, Inc..............................         2,500            26
  *Lycos, Inc..........................................         8,600       456,069
  *Lydall, Inc. DE.....................................         9,300       162,750
  *Lynch Corp..........................................         2,200       200,750
  *M-Wave, Inc.........................................         1,500         3,563
  *M.H. Meyerson & Co., Inc............................         2,500         4,375
  M/A/R/C, Inc.........................................         3,027        54,108
  MAF Bancorp, Inc.....................................        14,700       553,088
  *#MAI Systems Corp...................................         8,100        36,450
  MDC Holdings, Inc....................................        15,000       226,875
  *#MEMC Electronic Materials, Inc.....................         7,500       101,719
  MFB Corp.............................................         1,000        26,750
  *MFRI, Inc...........................................         3,000        25,688
  *MGI Pharma, Inc.....................................        11,400        95,119
  MI Schottenstein Homes, Inc..........................         4,500        90,563
  *#MIM Corp...........................................         9,000        40,219
  *MK Gold Corp........................................         7,800         7,678
  MMI Companies, Inc...................................        11,800       261,075
  *MRS Technology, Inc.................................         3,300         5,105
  *MRV Communications, Inc.............................        16,000       372,500
  *MS Carriers, Inc....................................         8,900       265,331
  *MTI Technology Corp.................................         5,900        79,281
  MTS Systems Corp.....................................        11,000       205,219
  *MVSI, Inc...........................................         9,900        68,372
  MYR Group, Inc.......................................         3,110        38,875
  MacDermid, Inc.......................................        15,100       619,100
  *Macheezmo Mouse Restaurants, Inc....................         1,500           938
  *#Mackie Designs, Inc................................         6,500        44,688
  *MacNeal-Schwendler Corp.............................         9,600       101,400
  *Macromedia, Inc.....................................        24,600       389,756
  *Madden (Steven), Ltd................................         5,000        48,594
  Madison Gas & Electric Co............................        11,250       240,469
  *Magainin Pharmaceuticals, Inc.......................        19,400       112,763
  *Magellan Health Services, Inc.......................        14,500       391,500
  Magna Group, Inc.....................................         1,437        79,843
  *Magnetek, Inc.......................................        18,800       318,425
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Magnum Hunter Resources, Inc........................        19,400  $    138,225
  *#Mail-Well, Inc.....................................         2,100        96,600
  *Main Street & Main, Inc.............................         5,450        18,905
  Maine Public Service Co..............................           700         9,975
  Mainstreet Bankgroup, Inc............................         8,000       241,000
  *Malibu Entertainment Worldwide, Inc.................         1,000         2,625
  *Mallon Resources Corp...............................         2,200        23,788
  *Managed Care Solutions, Inc.........................         2,366        18,189
  *Manatron, Inc.......................................         1,102         5,097
  *Manchester Equipment Co., Inc.......................         1,500         5,906
  *Manhattan Bagel Co., Inc............................         3,700         4,278
  Manitowoc Co., Inc...................................        13,900       569,900
  *Mapics, Inc.........................................        11,100       194,944
  *Mapinfo Corp........................................         4,800        57,000
  *Marcam Solutions, Inc...............................         2,700        40,331
  Marcus Corp..........................................        17,175       303,783
  *Mariner Health Group, Inc...........................        21,300       318,169
  *Marisa Christina, Inc...............................         6,700        20,309
  Maritrans, Inc.......................................         7,700        69,300
  *Mark VII, Inc.......................................         4,800        82,800
  *Markel Corp.........................................         2,700       466,594
  *Marker International................................        10,900        39,342
  *Marlton Technologies, Inc...........................         2,800        18,550
  *Marquette Medical Systems, Inc......................        12,400       346,813
  Marsh Supermarkets, Inc. Class A.....................         1,600        22,400
  #Marsh Supermarkets, Inc. Class B....................         1,900        27,075
  Marshall & Isley Corp................................         1,500        80,859
  *Marshall Industries.................................        10,100       312,469
  *#Martek Biosciences Corp............................        10,200       127,181
  *Marten Transport, Ltd...............................         4,200        72,975
  Maryland Federal Bancorp.............................         3,920       151,900
  Massbank Corp. Reading, MA...........................         1,333        67,816
  *#Mastec, Inc........................................        12,000       247,500
  Matec Corp. DE.......................................         1,100         4,125
  *Material Sciences Corp..............................        13,500       135,844
  *Mathsoft, Inc.......................................         6,300        24,216
  *Matlack Systems, Inc................................         7,500        63,750
  *Matria Healthcare, Inc..............................        28,200       114,122
  *Matritech, Inc......................................        21,800        65,400
  *Matrix Pharmaceutical, Inc..........................        16,600        81,963
  *Matrix Service Co...................................         7,500        59,063
  Matthews International Corp. Class A.................         3,400       168,088
  *Matthews Studio Equipment Group.....................         6,200        33,131
  *Mattson Technology, Inc.............................        10,300        68,077
  *Maverick Tube Corp..................................        10,900       165,544
  *Max & Ermas Restaurants, Inc........................         2,037        15,023
  *Maxco, Inc..........................................         1,900        16,981
  *Maxicare Health Plans, Inc..........................        11,800       112,100
  *Maxim Group, Inc....................................        11,700       197,438
  *Maxim Pharmaceuticals, Inc..........................         4,600        84,238
  *Maxwell Technologies, Inc...........................         5,400       144,113
  *Maxxam, Inc.........................................         5,200       306,475
  *Maxxim Medical, Inc.................................         8,500       198,688
  *#May & Speh, Inc....................................        17,600       293,150
  *Maynard Oil Co......................................         3,100        33,519
  *Mays (J.W.), Inc....................................           200         2,475
  *Mazel Stores, Inc...................................         4,600        77,050
  *McClain Industries, Inc.............................           266         1,338
  McDonald & Co. Investment, Inc.......................        17,900       537,000
  McGrath Rent Corp....................................        12,100       248,050

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *McMoran Oil & Gas Co................................        27,700  $    112,964
  *McWhorter Technologies, Inc.........................         5,200       143,650
  *Meade Instruments Corp..............................         3,800        40,256
  *#Meadow Valley Corp.................................         2,200        13,063
  Meadowbrook Insurance Group, Inc.....................         4,300       132,494
  *Measurement Specialties, Inc........................         1,400         5,600
  *Mechanical Dynamics, Inc............................         3,000        40,969
  *Mecklermedia Corp...................................         4,200        87,544
  *Mecon, Inc..........................................         5,400        52,481
  Medalliance, Inc. Escrow.............................         3,800             0
  *Medaphis Corp.......................................        57,800       431,694
  *Medar, Inc..........................................         5,400        15,019
  *Medarex, Inc........................................        19,400       136,406
  *Medcath, Inc........................................         6,700       119,763
  *Medco Research, Inc.................................         7,000       140,000
  Medford Bancorp, Inc.................................         2,900       122,344
  *Media 100, Inc......................................         7,000        25,813
  *Media Arts Group, Inc...............................         8,800       169,950
  *Media Logic, Inc....................................         2,400         2,550
  *Medical Action Industries, Inc......................         4,200        17,063
  *Medical Alliance, Inc...............................         4,200        15,881
  *Medical Assurance, Inc..............................        12,943       357,550
  *Medical Graphics Corp...............................         1,000         4,563
  *#Medical Manager Corp...............................        11,800       299,794
  *Medical Resources, Inc..............................        15,850        44,083
  *Medicalcontrol, Inc.................................         1,500         7,781
  *#Medicis Pharmaceutical Corp. Class A...............         9,900       404,044
  *Medicore, Inc.......................................         3,800        10,569
  *Medicus Systems Corp................................         4,500        34,594
  *Mediq, Inc..........................................        11,600       163,125
  *Medplus, Inc........................................         4,500        31,781
  *Medquist Inc........................................         8,850       387,188
  *Medstone International, Inc.........................         4,800        46,800
  Medusa Corp..........................................         8,100       466,763
  *Mego Financial Corp.................................         4,100        15,503
  *Mego Mortgage Corp..................................         7,413        14,015
  *#Melita International Corp..........................         1,000        14,500
  *Memberworks, Inc....................................         8,800       238,150
  *Mens Warehouse, Inc.................................        13,200       560,175
  Mentor Corp. MN......................................        15,000       397,031
  *#Mentor Graphics Corp...............................        47,100       519,572
  Merchants Bancorp, Inc...............................         2,100        70,481
  Merchants Bancshares, Inc............................         2,700        92,138
  Merchants Group, Inc.................................         1,300        32,094
  Merchants New York Bancorp, Inc......................           800        31,900
  #Mercury Air Group, Inc..............................         3,700        27,519
  *Mercury Interactive Corp............................        14,000       464,188
  *Meridian Data, Inc..................................         7,100        36,831
  Meridian Diagnostics, Inc............................        10,500       138,797
  Meridian Insurance Group, Inc........................         2,700        52,313
  *Meridian Medical Technology, Inc....................         2,400        26,250
  *Meridian Resource Corp..............................        28,172       202,486
  *Merisel, Inc........................................        11,900        35,514
  *Merit Medical Systems, Inc..........................         3,500        26,688
  *Merix Corp..........................................         5,200        60,775
  Merrill Corp.........................................        13,200       300,300
  Merrimac Industries, Inc.............................           660         9,653
  *Mesa Air Group, Inc.................................        22,100       176,800
  *Mesa Labs, Inc......................................         2,200        11,963
  *Mesaba Holdings, Inc................................        16,350       354,591
  *Mestek, Inc.........................................         4,200        80,325
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Met-Coil Systems Corp...............................         1,000  $      3,563
  Met-Pro Corp.........................................        11,175       165,530
  *Metacreations Corp..................................        17,000       142,906
  *#Metal Management, Inc..............................        18,421       185,361
  *Metatec Corp. Class A...............................         5,300        29,150
  Methode Electronics, Inc. Class A....................        20,600       258,788
  Methode Electronics, Inc. Class B....................           500         6,313
  *Metra Biosystems, Inc...............................        10,100        24,303
  *#Metricom, Inc......................................        10,900       109,341
  #Metris Companies, Inc...............................         1,100        62,700
  *Metro Networks, Inc.................................         9,900       389,503
  *Metro One Telecommunications, Inc...................         6,500        76,781
  *Metrocall, Inc......................................        26,654       160,757
  *Metrologic Instruments, Inc.........................         3,300        50,738
  *Metrotrans Corp.....................................         1,600        16,000
  Metrowest Bank MA....................................         9,900        76,106
  *Metzler Group, Inc..................................        13,200       365,888
  *Michael Anthony Jewelers, Inc.......................         5,800        14,138
  Michael Foods, Inc...................................        13,958       388,643
  *#Micrel, Inc........................................        12,600       394,144
  *Micrion Corp........................................         2,000        19,563
  *#Micro Component Technology, Inc....................         3,000         4,125
  *Micro Linear Corp...................................         9,600        44,700
  *Micro Warehouse, Inc................................        27,700       484,750
  *Micro-Therapeutics, Inc.............................         3,900        42,656
  *Microage, Inc.......................................        11,750       158,258
  *Microcide Pharmaceuticals, Inc......................         2,000        17,938
  *Microdyne Corp......................................        10,300        49,247
  *Microfluidics International Corp....................         2,600         6,256
  *Micrografx, Inc.....................................         8,200        88,663
  *Microlog Corp.......................................         1,500         3,844
  *Micronics Computers, Inc............................        11,300        26,661
  *Microprose, Inc. New................................         3,740        19,752
  *Micros Systems, Inc.................................         5,600       327,950
  *Micros to Mainframes, Inc...........................         1,800         5,513
  *Microsemi Corp......................................         5,500        75,453
  *Microtest, Inc......................................         7,900        38,513
  *Microtouch Systems, Inc.............................         7,300       116,116
  *#Microware Systems Corp.............................        11,600        53,650
  *Microwave Power Dynamics, Inc.......................        10,100        67,859
  Mid Am, Inc..........................................        19,640       500,206
  Mid America Banccorp.................................         6,592       224,128
  *Mid Atlantic Medical Services, Inc..................        47,800       618,413
  *Midcom Communications, Inc..........................        13,000           423
  *Middleby Corp.......................................        10,300        74,031
  Middlesex Water Co...................................         2,300        46,934
  *Midisoft Corp.......................................         1,800           900
  Midland Co...........................................         3,300        99,206
  *Midway Games, Inc...................................        15,570       210,195
  *Midwest Express Holdings, Inc.......................         1,575        45,183
  *Midwest Grain Products, Inc.........................         5,800        77,213
  Mikasa, Inc..........................................        10,700       131,744
  *Mikohn Gaming Corp..................................         6,400        42,000
  *#Milestone Scientific, Inc..........................         6,900       109,106
  *Millennia, Inc......................................         1,100           413
  *Millennium Pharmaceuticals, Inc.....................        24,100       426,269
  *Miller Building Systems, Inc........................         1,600        15,900
  *Miller Industries, Inc..............................        40,200       286,425
  *Miltope Group, Inc..................................        11,000        30,594
  *Mindspring Enterprises, Inc.........................         4,500       238,641
  Mine Safety Appliances Co............................         1,900       136,384
  *Minimed, Inc........................................         1,000        49,500

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Minntech Corp........................................         3,700  $     50,413
  Minuteman International, Inc.........................         1,000        11,313
  *#Miravant Medical Technologies......................         8,400       230,475
  Mississippi Chemical Corp............................        18,242       305,554
  *Mitcham Industries, Inc.............................         6,200        67,813
  *Mity-Lite, Inc......................................         2,200        40,013
  Mobile America Corp..................................         4,900        50,531
  *Mobile Mini, Inc....................................         4,000        42,750
  *Modacad, Inc........................................         3,600        64,125
  Modern Controls, Inc.................................         6,450        50,794
  *Modtech, Inc........................................         9,000       176,625
  *Molecular Biosystems, Inc...........................        14,200       126,025
  *Molecular Devices Corp..............................         5,600        85,400
  *Molecular Dynamics, Inc.............................         6,200        78,275
  *#Molten Metal Technology, Inc.......................        15,800         3,239
  *Monaco Coach Corp...................................         4,950       133,341
  *Monaco Finance, Inc. Class A........................         2,300         1,330
  *Monarch Casino and Resort, Inc......................         6,300        38,588
  Monarch Machine Tool Co..............................         1,700        14,875
  *#Mondavi (Robert) Corp. Class A.....................         3,700       131,581
  *Moneygram Payment Systems, Inc......................        14,500       244,688
  *Monro Muffler Brake, Inc............................         3,944        64,830
  *Monroc, Inc.........................................         2,600        27,706
  Monterey Bay Bancorp, Inc............................         1,000        22,125
  *#Monterey Pasta Co..................................         3,400         4,197
  *Moog, Inc. Class A..................................         2,700       105,638
  *Moog, Inc. Class B..................................           600        23,700
  *Moore Medical Corp..................................         2,700        35,438
  Moore Products Co....................................         2,200        72,325
  Morgan Keegan, Inc...................................        18,900       433,519
  *Morgan Products, Ltd................................         9,100        48,913
  Morrison Health Care, Inc............................         4,033        69,065
  *Morrison Knudsen Corp...............................        43,400       515,375
  Morrison Restaurants, Inc............................         3,025        15,125
  *Morrow Snowboards, Inc..............................         1,000         1,594
  *Morton Industrial Group, Inc. Class A...............         1,000        17,813
  *Morton's Restaurant Group, Inc......................         4,000        96,250
  *Mosaix, Inc.........................................         9,200       101,200
  *Moscom Corp.........................................         5,900        37,244
  *#Mossimo, Inc.......................................        13,500        65,813
  *Mother's Work, Inc..................................         2,200        21,175
  *Motivepower Industries, Inc.........................        11,500       318,406
  *Motor Car Parts & Accessories, Inc..................         5,100        90,844
  *Motor Club of America...............................           700        10,894
  Movado Group, Inc....................................         5,550       162,338
  *#Movie Gallery, Inc.................................        11,500        81,219
  *Moviefone, Inc. Class A.............................         3,400        32,513
  Mueller (Paul) Co....................................         2,200        84,150
  *Multi Color Corp....................................         1,000         6,375
  *Multiple Zones International, Inc...................        11,000        36,781
  *Musicland Stores Corp...............................        23,100       333,506
  *Mutual Savings Bank FSB Bay City, MI................         1,700        20,719
  *Mycogen Corp........................................        20,700       485,803
  Myers Industries, Inc................................        12,561       265,351
  *Mylex Corp..........................................        14,600       101,744
  *Myriad Genetics, Inc................................         5,600       113,050
  *Mysoftware Co.......................................         1,000         4,563
  *N & F Worldwide Corp................................        12,400       120,900
  *NAB Asset Corp. Liquidating Trust...................           200            60
  *NABI, Inc...........................................        29,100       104,578
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *NAI Technologies, Inc...............................         6,387  $     15,169
  NBT Bancorp..........................................         5,628       182,382
  *NBTY, Inc...........................................        21,200       369,675
  NCH Corp.............................................         3,900       248,381
  *NCI Building Systems, Inc...........................         4,800       253,950
  *#NCS Healthcare, Inc................................         7,000       200,813
  *NL Industries, Inc..................................        25,600       512,000
  NN Ball & Roller, Inc................................        12,300       144,525
  *NPC International, Inc..............................        16,300       198,147
  *NPS Pharmaceuticals, Inc............................         7,200        58,500
  *NS Group, Inc.......................................        19,200       244,800
  *NSA International, Inc..............................         2,400         3,900
  NSC Corp.............................................         8,422        17,239
  *NTN Communications, Inc.............................        12,400        15,500
  NUI Corp.............................................        10,100       248,713
  NYMAGIC, Inc.........................................         7,600       222,300
  *Nanometrics, Inc....................................         4,900        42,416
  *Nantucket Industries, Inc...........................         1,200           600
  *Napco Security Systems, Inc.........................         4,850        25,766
  *#Napro Biotherapeutics, Inc.........................         9,500        11,281
  Nash Finch Co........................................         6,800       115,388
  *Nashua Corp.........................................         4,800        75,900
  *Nastech Pharmaceutical Co., Inc.....................         4,500        44,719
  *Nathans Famous, Inc.................................         1,900         7,303
  *National Auto Credit, Inc...........................        21,560        26,950
  *National Beverage Corp..............................        14,800       152,625
  *National City Bancorp...............................         4,389       147,306
  National City Bankshares, Inc........................         4,254       169,229
  National Computer Systems, Inc.......................        18,400       443,900
  *National Dentex Corp................................         3,000        71,438
  *National Discount Brokers Group, Inc................         6,500        73,125
  *National Energy Group, Inc..........................        33,470        58,050
  National Gas & Oil Co................................         6,785        84,388
  *National Home Centers, Inc..........................         3,000         5,063
  *National Home Health Care Corp......................         3,115        13,628
  National Insurance Group.............................         3,600        33,975
  *National Media Corp.................................        15,500        20,344
  National Penn Bancshares, Inc........................         5,983       202,300
  National Presto Industries, Inc......................         3,700       149,619
  *National Processing, Inc............................        30,300       299,213
  *National Record Mart, Inc...........................         2,900        34,438
  *National RV Holdings, Inc...........................         5,600       222,075
  *National Standard Co................................         6,500        36,156
  National Steel Corp. Class B.........................        14,800       233,100
  *National Surgery Centers, Inc.......................        11,100       309,066
  National Technical Systems, Inc......................         3,400        26,244
  *National Techteam, Inc..............................        12,100       109,278
  *National Vision Association, Ltd....................        12,400        71,688
  *National Western Life Insurance Co. Class A.........         1,000       112,406
  *Natural Alternatives International, Inc.............         4,500        79,734
  *Natural Microsystems Corp...........................         6,200       132,719
  *Natural Wonders, Inc................................         4,000        16,313
  Natures Sunshine Products, Inc.......................        11,259       259,309
  *#Navarre Corp.......................................         5,200        21,450
  *Navigators Group, Inc...............................         3,200        58,800
  Nelson (Thomas), Inc.................................         8,900       115,144
  *Neogen Corp.........................................         3,700        33,069
  *Neopath, Inc........................................         8,600       109,381
  *Neopharm, Inc.......................................         2,000         7,125

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Neoprobe Corp.......................................        13,600  $     58,650
  *Neorx Corp..........................................        17,225        99,313
  *Neose Technologies, Inc.............................         7,300       112,238
  *#Neotherapeutics, Inc...............................         3,300        42,900
  *#Neoware Systems, Inc...............................         3,100         9,155
  *Netmanage, Inc......................................        30,300        99,895
  *Netopia, Inc........................................         7,000        59,719
  *Netrix Corp.........................................         4,700        13,219
  *Netvantage, Inc. Class A............................         8,000        59,250
  *Network Appliance Corp..............................         4,300       149,559
  *Network Computing Devices, Inc......................        13,900       119,019
  *Network Equipment Technologies, Inc.................        15,800       247,863
  *Network Peripherals, Inc............................         9,700        42,134
  *Network Six, Inc....................................           275         1,272
  *Neurex Co...........................................        19,800       555,638
  *Neurobiological Technologies, Inc...................         2,700         4,050
  *Neurocrine Biosciences, Inc.........................         1,500        12,656
  *Neurogen Corp.......................................         8,600       147,813
  *Neuromedical Systems, Inc...........................        25,800        41,119
  *New Brunswick Scientific Co., Inc...................         3,158        30,297
  New England Business Services, Inc...................         8,100       263,756
  #New England Community Bancorp, Inc. Class A.........         2,370        55,547
  New Hampsire Thrift BancShares, Inc..................           200         3,975
  *New Horizons Worldwide, Inc.........................         4,400        77,550
  New Jersey Resources Corp............................        11,900       427,656
  *New Mexico & Arizona Land Co........................         2,310        31,763
  Newcor, Inc..........................................         2,940        27,379
  Newmil Bancorp, Inc..................................         3,500        47,688
  Newport Corp.........................................         6,800       148,325
  *Newsedge Corp.......................................        11,550       136,073
  *#Nexstar Pharmaceuticals, Inc.......................        18,496       187,272
  *Nexthealth, Inc.....................................         3,400         6,588
  *#Niagara Corp.......................................         2,400        23,475
  *Nichols Research Corp...............................         9,750       235,219
  *Nimbus CD International, Inc........................        11,800       124,638
  *Nitches, Inc........................................         1,570         4,170
  *Nitinol Medical Technologies, Inc...................         7,000        48,563
  *Nobel Education Dynamics, Inc.......................         3,600        28,913
  *Nobility Homes......................................         2,250        41,766
  *Noel Group, Inc.....................................         8,000        19,500
  Noland Co............................................           200         5,025
  *Noodle Kidoodle, Inc................................         4,900        28,634
  *Nord Resources Corp.................................        17,500        38,281
  *Nordson Corp........................................         4,800       219,000
  *Norland Medical System, Inc.........................         6,400        14,000
  Norrell Corp.........................................        20,300       458,019
  *Norstan, Inc........................................         6,200       151,900
  *Nortek, Inc.........................................         5,000       153,750
  North Carolina Natural Gas Corp......................         6,000       138,750
  North Central Bancshares, Inc........................         2,700        59,738
  *#North Face, Inc....................................         6,800       168,725
  Northeast Bancorp....................................           900        15,300
  Northern Technologies International..................         1,700        12,750
  *#Northfield Laboratories, Inc.......................         9,800       150,369
  #Northland Cranberries, Inc. Class A.................         9,100       144,463
  Northrim Bank........................................         1,615        25,033
  Northwest Bancorp, Inc...............................         9,900       161,184
  Northwest Natural Gas Co.............................        14,250       392,320
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Northwest Pipe Co...................................         4,200  $     97,125
  *Northwest Teleproductions, Inc......................           200           247
  Northwestern Corp....................................        14,900       359,463
  *Northwestern Steel & Wire Co........................        18,500        84,117
  *Norton McNaughton, Inc..............................         6,000        40,125
  *Norwood Promotional Products, Inc...................         2,200        44,206
  *Novacare, Inc.......................................        26,000       286,000
  *Novadigm, Inc.......................................        14,000        53,375
  *Novametrix Medical Systems, Inc.....................         6,100        45,178
  *#Novavax, Inc.......................................         8,700        34,800
  *Noven Pharmaceuticals, Inc..........................        13,400        80,400
  *Novitron International, Inc.........................         1,430         4,424
  *Nu Horizons Electronics Corp........................         7,900        48,881
  *Nu-Kote Holding, Inc. Class A.......................        17,600         7,425
  *Nuevo Energy Co.....................................        11,800       383,500
  *#Nuko Information Systems, Inc......................         3,300           149
  *Numerex Corp. Class A...............................         3,000        15,563
  *Nutramax Products, Inc..............................         3,300        33,413
  *Nview Corp..........................................         3,000         4,219
  *O'Charleys, Inc.....................................         8,100       167,822
  *O'Reilly Automotive, Inc............................        12,400       402,225
  O'Sullivan Corp......................................        10,100        98,475
  *O'Sullivan Industries Holdings, Inc.................        11,300       169,500
  *O.I. Corp...........................................         1,600         7,550
  *ODS Networks, Inc...................................        11,500        79,422
  OEA, Inc.............................................        12,800       219,200
  *OEC Medical Systems, Inc............................         9,400       209,150
  *OHM Corp............................................        19,200       261,600
  OM Group, Inc........................................         9,300       385,950
  *OMI Corp............................................        35,400       325,238
  *OSI Pharmaceutical, Inc.............................        13,800        89,269
  *OTR Express, Inc....................................           200         1,275
  *Oacis Healthcare Holdings Corp......................         3,500        12,141
  *#Oak Industries, Inc................................        12,500       435,938
  *Oak Technology, Inc.................................        35,700       194,677
  *Object Design, Inc..................................        16,400        89,175
  *Objectshare, Inc....................................         7,300        22,356
  *Ocal, Inc...........................................         2,300         5,175
  Ocean Financial Corp.................................         8,200       158,106
  *Oceaneering International, Inc......................        17,000       365,500
  *Odetics, Inc. Class A...............................           300         3,900
  *#Odwalla, Inc.......................................         2,500        23,281
  *Offshore Logistics, Inc.............................        17,300       353,569
  Oglebay Norton Co....................................         4,400       191,400
  Oil-Dri Corp. of America.............................         4,000        60,000
  *Old America Stores, Inc.............................         1,800             0
  *Old Dominion Freight Lines, Inc.....................         7,200       120,150
  *Olympic Steel, Inc..................................        10,000       140,938
  *Omega Environmental, Inc............................        18,065         6,774
  Omega Financial Corp.................................         4,450       163,816
  *Omega Health System, Inc............................         1,900        12,647
  *Omni Doors, Inc.....................................           275            10
  *Omni Multimedia Group, Inc..........................         1,500           563
  *On Assignment, Inc..................................         6,000       201,000
  *On Command Corp.....................................         5,900        81,309
  *On Technology Corp..................................         1,700         6,216
  *On-Point Technology Systems, Inc....................         7,900        17,528
  *#Oncor, Inc.........................................        20,800        18,200
  *Oncormed, Inc.......................................         4,700        13,219
  *One Price Clothing Stores, Inc......................         5,200        21,125
  One Valley Bancorp of West Virginia..................         2,835        99,225
  Oneida, Ltd..........................................        13,050       364,584

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Oneita Industries, Inc..............................         2,700  $      1,755
  *Ontrack Data International, Inc.....................         7,900       107,391
  *Onyx Acceptance Corp................................           200         2,031
  *Onyx Pharmacueticals, Inc...........................         5,600        44,450
  *#Open Market, Inc...................................        12,000       194,250
  *Opinion Research Corp...............................         1,700        12,644
  *Opta Food Ingredients, Inc..........................         9,000        50,906
  *Optek Technology, Inc...............................         2,600        54,600
  *Opti, Inc...........................................         9,200        60,088
  Optical Coating Laboratory, Inc......................         6,900       116,006
  *Optical Sensors, Inc................................         5,000        23,438
  *Optika Imaging Systems, Inc.........................         5,900        17,331
  *Option Care, Inc....................................         5,300        17,722
  Orange & Rockland Utilities, Inc.....................         8,700       464,906
  *Orange Co., Inc.....................................         9,400        62,275
  *Oravax, Inc.........................................         3,600         4,444
  *Oravax, Inc. (Private Placement)....................         5,500         6,110
  *Orbit International Corp............................         2,900         9,516
  *Orcad, Inc..........................................           300         3,281
  Oregon Steel Mills, Inc..............................        18,000       435,375
  *#Organogenesis, Inc.................................        23,776       603,316
  *Oriole Homes Corp. Class A Convertible..............           800         4,125
  *Oriole Homes Corp. Class B..........................         2,000         9,813
  *Oroamerica, Inc.....................................         2,500        27,266
  *Orphan Medical, Inc.................................         4,585        49,289
  *Ortel Corp..........................................        10,100       147,081
  *Orthologic Corp.....................................        17,500        92,422
  Oshkosh B'Gosh, Inc. Class A.........................         8,100       313,622
  Oshkosh Truck Corp. Class B..........................         3,800        88,588
  *Oshman's Sporting Goods, Inc........................         2,900        17,038
  *Osmonics, Inc.......................................         8,800       130,350
  *Osteotech, Inc......................................         5,100        93,872
  *Ostex International, Inc............................        10,000        25,313
  Ottawa Financial Corp................................         2,750        79,234
  Otter Tail Power Co..................................         6,300       201,206
  *Outlook Group Corp..................................         1,800        10,800
  Overseas Shipholding Group, Inc......................        11,200       217,000
  Owens & Minor, Inc...................................        22,500       264,375
  Owosso Corp..........................................         3,600        25,425
  Oxford Industries, Inc...............................         5,300       184,838
  *#Oxigene, Inc.......................................         6,900        89,269
  *Oxis International, Inc.............................         8,400         8,531
  *P&F Industries, Inc. Class A........................         1,300        12,919
  *P-Com, Inc..........................................        25,000       375,781
  *PAM Transportation Services, Inc....................         6,600        67,856
  *PC Quote, Inc.......................................         3,600         9,000
  *PC Service Source, Inc..............................         4,900        23,888
  PCA International, Inc...............................         4,700       121,172
  *#PHP Healthcare Corp................................        11,000       100,375
  *PIA Merchandising Services, Inc.....................           500         3,344
  *PICO Holdings, Inc..................................        22,809       101,928
  *PJ America, Inc.....................................         3,500        70,438
  PLM International, Inc...............................         5,100        43,988
  *PMR Corp............................................         6,700        68,675
  *PMT Services, Inc...................................        27,600       536,475
  *PPT Vision, Inc.....................................         4,200        28,875
  *PRI Automation, Inc.................................        11,700       237,291
  PS Group Holdings, Inc...............................         3,000        38,625
  *PSC, Inc............................................         8,900        95,675
  *PSS World Medical, Inc..............................         6,550        82,080
  *PST Vans, Inc.......................................         1,300         7,231
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *PSW Technologies, Inc...............................         8,000  $     50,500
  PXRE Corp............................................        12,120       381,780
  *#Pacific Aerospace and Electroncis, Inc.............         9,300        57,253
  *Pacific Crest Capital, Inc..........................         1,060        20,538
  *Pacific Pharmaceuticals, Inc........................         3,200         2,000
  *#Pacific Sunwear of California, Inc.................         9,600       429,900
  *Pagasus Systems, Inc................................         5,000       128,750
  *Pagemart Wireless, Inc. Class A.....................        27,500       250,078
  *Pages, Inc..........................................         1,700         2,152
  *#Palatin Technologies, Inc..........................            62           407
  *Palm Harbor Homes, Inc..............................         4,375       180,332
  *Palmer (Arnold) Golf Co.............................         1,600         2,550
  *Pamida Holdings Corp................................         4,000        27,000
  Pamrapo Bancorp, Inc.................................         1,300        36,888
  *Panaco, Inc.........................................         5,000        20,313
  Pancho's Mexican Buffet, Inc.........................         5,000         8,438
  *#Panda Project, Inc.................................         9,800        40,119
  *Par Technology Corp.................................         7,500        49,219
  *Paracelsus Healthcare Corp..........................        33,100       101,369
  *Paragon Health Networks, Inc........................        13,260       203,873
  *Paragon Trade Brands, Inc...........................         7,100        33,725
  *Parallel Petroleum Corp.............................        12,800        61,600
  *Parexel International Corp..........................        16,800       500,850
  *Paris Corp..........................................           200           363
  Park Electrochemical Corp............................         6,800       161,500
  Park National Corp...................................         4,300       409,575
  *Park-Ohio Industries, Inc...........................         7,934       149,754
  *Parker Drilling Co..................................        10,000        84,375
  *#Parkervision, Inc..................................         6,800       165,325
  Parkvale Financial Corp..............................         2,440        78,385
  *Parlux Fragrances, Inc..............................         8,100        16,453
  *Pathogenesis Corp...................................        10,500       375,375
  Patina Oil & Gas Corp................................         3,134        22,526
  Patrick Industries, Inc..............................         4,700        74,319
  *Patterson Energy, Inc...............................        27,280       306,048
  *Paul Harris Stores, Inc.............................         8,300       106,863
  *Paul-Son Gaming Corp................................         2,000        17,750
  *Paxar Corp..........................................        44,015       544,686
  *Paxson Communications Corp..........................        40,300       476,044
  *Payless Cashways, Inc...............................           159           514
  *Paymentech, Inc.....................................        31,200       530,400
  *Pediatric Services of America, Inc..................         4,800        87,600
  *Pediatrix Medical Group, Inc........................         9,000       325,688
  *Peerless Group, Inc.................................         1,900         9,619
  Peerless Manufacturing Co............................           200         2,475
  *Pegasus Communications Corp. Class A................         3,400        81,175
  *Penederm, Inc.......................................         6,900        86,466
  Penford Corp.........................................         4,400       137,500
  Penn Engineering & Manufacturing Corp. Class A.......           600        13,650
  Penn Engineering & Manufacturing Corp. Non-voting....         7,500       187,500
  *Penn National Gaming, Inc...........................        12,600       111,038
  *#Penn Traffic Co....................................         9,300        37,781
  *Penn Treaty American Corp...........................         3,800       115,425
  Penn Virginia Corp...................................         8,200       231,650
  Penn-America Group, Inc..............................         6,950       118,367
  #Penncorp Financial Group, Inc.......................         6,000       132,750
  Pennfed Financial Services, Inc......................         5,800       101,138
  Pennsylvania Enterprises, Inc........................         5,800       150,800

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *#Penske Motorsports, Inc............................         8,500  $    272,531
  *Pentech International, Inc..........................         7,000        12,250
  Peoples Bancorp......................................           300         6,666
  Peoples Bancshares, Inc. Massachusetts...............         2,500        65,000
  *Peoples Choice TV Corp..............................         6,350         9,922
  Peoples Heritage Financial Group, Inc................        16,240       364,893
  *Peoples Telephone Co., Inc..........................        13,950        37,491
  *Perceptron, Inc.....................................         6,550        81,466
  *Peregrine Systems, Inc..............................         3,500        71,969
  *Performance Food Group Co...........................         9,800       184,669
  *Performance Technologies, Inc.......................         5,800        80,113
  *Perfumania, Inc.....................................         3,900         9,628
  *Perini Corp.........................................         3,700        32,838
  *Periphonics Corp....................................        11,900       121,231
  *Personnel Group of America, Inc.....................        21,600       437,400
  *Personnel Management, Inc...........................           500         6,469
  *Petco Animal Supplies, Inc..........................        13,456       262,392
  *Pete's Brewing Co...................................         7,600        44,294
  *Petersen Companies, Inc. Class A....................        15,700       386,613
  *Petrocorp, Inc......................................         6,900        56,063
  *Petroleum Development Corp..........................        13,600        75,650
  Petroleum Heat & Power Co., Inc. Class A.............        13,500        24,469
  *PetSmart, Inc.......................................        12,600       124,819
  *Phar-Mor, Inc.......................................         8,900        85,106
  *Pharmaceutical Marketing Services, Inc..............        12,600       168,525
  *Pharmaceutical Products Development Service Co......        16,570       350,559
  *Pharmaceutical Resources, Inc.......................        10,800        49,275
  *Pharmacopeia, Inc...................................         9,100       156,975
  *Pharmacyclics.......................................         7,300       183,413
  *Pharmchem Laboratories, Inc.........................         4,400        11,000
  *Pharmerica, Inc.....................................        24,800       301,475
  *#Pharmos Corp.......................................         6,200        18,406
  Philadelphia Suburban Corp...........................        17,865       351,737
  *#Philadelphia Consolidated Holding Corp.............         7,000       161,875
  *Philip Services Corp................................         3,144        12,183
  *Phillips (R.H.), Inc................................         3,900        12,370
  Phillips-Van Heusen Corp.............................        21,900       284,700
  *Phoenix Gold International, Inc.....................         1,000         2,875
  *#Phoenix International, Ltd.........................         4,650        80,794
  Phoenix Investment Partners, Ltd.....................        34,100       319,688
  *Phoenix Network, Inc. Escrow........................        10,200             0
  *Phoenix Technologies, Ltd...........................        12,700       128,984
  *Phonetel Technologies, Inc..........................         2,100         3,938
  *Photo Control Corp..................................         1,000         2,250
  *Photon Dynamics, Inc................................         5,500        24,063
  *Photran Corp........................................         1,100         3,231
  *Photronics, Inc.....................................        16,900       445,209
  *Phymatrix Corp......................................        19,000       179,016
  *Physician Computer Network, Inc.....................        46,100        72,751
  *Physician Reliance Network, Inc.....................        33,000       364,031
  *Physicians Resource Group, Inc......................        20,700       106,088
  *Physio-Control International Corp...................        10,400       219,375
  *Physiometrix, Inc...................................         3,300         5,569
  Piccadilly Cafeterias, Inc...........................         6,300        81,113
  *Picturetel Corp.....................................        26,400       249,150
  *Piercing Pagoda, Inc................................         4,200       145,950
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Pilgrim America Capital Corp........................         3,600  $     93,600
  Pilgrim Pride Corp...................................        24,000       411,000
  Pillowtex Corp.......................................         7,017       328,045
  *Pinkertons, Inc.....................................         7,550       157,606
  *#Pinnacle Micro, Inc................................         3,800           760
  *Pinnacle Systems, Inc...............................         6,700       225,288
  Pioneer Group, Inc...................................        15,100       428,934
  Pioneer Standard Electronics, Inc....................        21,900       273,066
  Pitt-Des Moines, Inc.................................         3,600       191,700
  Pittston Co. Burlington Group........................        18,300       321,394
  Pittston Co. Minerals Group..........................         7,700        48,606
  *Plains Resources, Inc...............................        13,700       262,013
  *Planar Systems, Inc.................................         8,600       104,275
  *Plantronics, Inc....................................        12,400       567,300
  *Plasma-Therm, Inc...................................         9,800        81,463
  *Platinum Software Corp..............................        17,600       337,150
  *Platinum Technology, Inc............................         5,650       154,316
  *Play By Play Toys and Novelties, Inc................         3,800        63,175
  *Playboy Enterprises, Inc. Class A...................         2,800        45,675
  *Playboy Enterprises, Inc. Class B...................         9,800       175,175
  *Playcore, Inc.......................................         3,936        17,466
  *Players International, Inc..........................        27,550       148,942
  *Playtex Products, Inc...............................        41,300       593,688
  Plenum Publishing Corp...............................         1,500       102,000
  *Plexus Corp.........................................        11,300       242,597
  Poe & Brown, Inc.....................................         8,250       308,344
  *Polk Audio, Inc.....................................           500         8,875
  *Pollo Tropical, Inc.................................         6,100        60,809
  *Polycom, Inc........................................        17,400       240,338
  *Polymedica Industries, Inc..........................         7,100        61,238
  *Polymer Group, Inc..................................        27,000       322,313
  *Polyphase Corp......................................         6,600         5,363
  *Pomeroy Computer Resource, Inc......................        10,375       232,789
  *Pool Energy Services Co.............................        13,600       277,525
  Pope & Talbot, Inc...................................         7,600       103,075
  *Porta Systems Corp..................................         5,180        22,015
  Portec, Inc..........................................         7,610       121,284
  *Positive Response Television, Inc. Escrow...........         1,400             0
  *Positron Corp.......................................         1,400           723
  *#Possis Medical, Inc................................         8,600        93,525
  *Powell Industries, Inc..............................         5,300        64,263
  *Powercerv Corp......................................        10,600        52,006
  *Powerhouse Technologies, Inc........................         8,700        84,009
  *Powertel, Inc.......................................        16,500       300,094
  *Powerwave Technologies, Inc.........................        10,300       198,275
  *Praegitzer Industries, Inc..........................         9,000        76,781
  *Pre-Paid Legal Services, Inc........................        16,000       568,000
  *Precision Response, Corp............................        15,900       109,064
  *Precision Standard, Inc.............................           950         3,295
  Premier Bancshares, Inc..............................         2,100        57,225
  *#Premier Laser Systems, Inc. Class A................         9,900        41,147
  *Premiumwear, Inc....................................           800         3,900
  *President Casinos, Inc..............................         3,000         7,125
  Presidential Life Corp...............................        23,100       509,644
  *Presley Companies Class A...........................         5,600         4,200
  *Presstek, Inc.......................................        19,100       284,113
  *Price Communications Corp...........................         8,983        97,690
  Price Enterprises, Inc...............................        14,000       249,813
  *Pricellular Corp. Class A...........................        17,500       237,344

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Pricesmart, Inc.....................................         3,500  $     54,469
  *Prima Energy Corp...................................         3,500        62,563
  *Primadonna Resorts, Inc.............................        20,200       349,713
  Prime Bancorp, Inc...................................         2,365       107,608
  *Prime Medical Services, Inc.........................        14,000       145,688
  Primesource Corp.....................................         2,581        23,390
  *Primus Telecommunications Group, Inc................        13,500       248,063
  *Printrak International, Inc.........................         5,000        33,750
  *Printronix, Inc.....................................         5,425        86,800
  *Prism Solutions, Inc................................        11,800        82,600
  *#Procept, Inc.......................................           714           491
  *Procom Technology, Inc..............................         6,000        46,125
  *Procyte Corp........................................         5,200         6,256
  *Proffitts, Inc......................................        16,800       659,400
  *Profit Recovery Group International, Inc............        11,000       268,813
  *Programmers Paradise, Inc...........................         2,400        23,550
  Progress Financial Corp..............................         2,350        45,384
  *Progress Software Corp..............................        10,300       333,141
  Progressive Bank, Inc................................         1,500        62,250
  *Project Software & Development, Inc.................         8,800       198,550
  *Protein Design Labs, Inc............................        10,900       274,884
  *Proteon, Inc........................................         7,700         9,625
  *Protocol Systems, Inc...............................         8,500        81,813
  Providence & Worcester Railroad Co...................           800        11,500
  Providence Energy Corp...............................         5,300       108,650
  *Provident American Corp.............................         8,500        53,922
  Provident Bankshares Corp............................        15,218       477,465
  *Provident Financial Holdings, Inc...................         1,700        39,313
  *Proxim, Inc.........................................         7,000        92,313
  *#Proxymed, Inc......................................         9,900       121,894
  *Psinet, Inc.........................................        30,600       329,906
  Psychemedics Corp....................................        12,800        72,000
  Public Service Co. of North Carolina.................        11,900       252,875
  Pulaski Furniture Corp...............................         1,300        33,475
  *Pulsepoint Communications Corp......................         1,975        11,356
  *Puma Technology, Inc................................         7,300        43,572
  *Pure World, Inc.....................................         4,600        66,700
  *Pyramid Breweries, Inc..............................         4,300        13,169
  *Q Logic Corp........................................         5,200       211,900
  *QC Optics, Inc......................................         1,900         5,938
  *QEP Co., Inc........................................         1,300        12,838
  *QMS, Inc............................................         7,500        33,281
  *Quad Systems Corp...................................         3,600        13,838
  Quaker Chemical Corp.................................         4,300        89,494
  *Quaker City Bancorp, Inc............................         1,750        39,703
  *Quaker Fabric Corp..................................         4,900       131,075
  Quaker State Corp....................................        26,600       450,538
  *Quality Dining, Inc.................................        14,000        57,094
  *Quality Semiconductor, Inc..........................         5,200        16,331
  *Quality Systems, Inc................................         2,700        23,288
  Quanex Corp..........................................         8,000       248,500
  *Quarterdeck Office Systems, Inc.....................        32,300        44,917
  Queens County Bancorp................................         9,900       440,550
  *Quest Medical, Inc..................................         6,700        59,881
  *Quickresponse Services, Inc.........................         5,200       185,575
  *Quickturn Design Systems, Inc.......................        11,700        89,395
  *Quidel Corp.........................................        20,800        72,475
  *Quiksilver, Inc.....................................         9,600       184,500
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Quintel Entertainment, Inc..........................        14,900  $     81,019
  *Quipp, Inc..........................................         1,400        22,138
  Quixote Corp.........................................         5,900        76,331
  *R & B, Inc..........................................         5,700        74,100
  *RCM Technologies, Inc...............................         6,000       124,875
  *RDM Sports Group, Inc...............................        16,900           423
  *RDO Equipment Co. Class A...........................         5,000        86,250
  *RF Monolithics, Inc.................................         3,400        39,950
  RLI Corp.............................................         5,300       276,263
  *RMH Teleservices, Inc...............................         4,400        16,431
  *#RMI Titanium Co....................................        17,100       366,581
  RPC, Inc.............................................        45,400       598,713
  *RTW, Inc............................................         7,100        56,356
  *Racotek, Inc........................................        15,800        49,375
  *Rag Shops, Inc......................................         2,300         8,338
  *Ragan (Brad), Inc...................................         3,800       146,775
  *Railamerica, Inc....................................         6,800        43,775
  *Railtex, Inc........................................         6,600       102,094
  *Rainbow Technologies, Inc...........................         3,700        89,263
  *Rainforest Cafe, Inc................................        18,300       254,484
  *Ralcorp Holdings, Inc...............................        22,000       468,875
  *#Rally's Hamburgers, Inc............................        18,300        39,173
  Ramapo Financial Corp................................         6,500        48,750
  *Ramsay Health Care, Inc.............................         8,700        16,856
  *Ramtron International Corp..........................        28,800       117,000
  *Rare Hospitality International, Inc.................         8,381       104,501
  Raritan Bancorp, Inc. DE.............................           300         8,400
  *Raster Graphics, Inc................................         3,500         3,719
  Raven Industries, Inc................................         2,600        52,325
  *Rawlings Sporting Goods, Inc........................         4,900        75,950
  *#Raytech Corp. DE...................................         1,300         6,825
  *Read-Rite Corp......................................        32,000       281,000
  *Reading Entertainment, Inc..........................         2,000        26,875
  *Recoton Corp........................................         8,966       290,554
  *Recovery Engineering, Inc...........................         2,700        70,791
  *Recycling Industries, Inc...........................        11,600        69,963
  *#Red Brick Systems, Inc.............................         1,600         9,050
  *#Redhook Ale Brewery, Inc...........................         2,000        12,875
  *Redwood Empire Bancorp..............................           900        18,338
  *Reeds Jewelers, Inc.................................           440         1,719
  *Refac Technology Development Corp...................         7,000        74,375
  Regal Beloit Corp....................................        14,600       476,325
  *Regeneron Pharmaceuticals, Inc......................        23,300       218,438
  Regis Corp...........................................        14,250       397,219
  *Rehabcare Group, Inc................................         3,450        89,377
  *Rehabilicare, Inc...................................         2,900         8,428
  *Reliability, Inc....................................         4,800        51,000
  Reliance Bancorp, Inc................................         5,800       221,306
  Reliance Steel and Aluminum Co.......................        10,600       404,788
  Reliv International, Inc.............................         7,750        29,789
  *Relm Wireless Corp..................................         4,100        16,016
  *Remec, Inc..........................................        14,800       212,288
  *Remedy Corp.........................................        16,900       273,041
  *Remington Oil & Gas Corp. Class A...................           400         2,388
  *Remington Oil and Gas Corp. Class B.................        14,000        86,625
  *#Reno Air, Inc......................................        10,400        81,738
  *Rent-Way, Inc.......................................         5,000       147,969
  *Rental Service Corp.................................        11,900       308,656
  *Renters Choice, Inc.................................        15,200       407,075
  *Rentrak Corp........................................         9,300        54,783

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Repligen Corp.......................................         6,100  $     12,009
  *#Reptron Electronics, Inc...........................         4,600        56,063
  *Republic Automotive Parts, Inc......................         1,300        26,528
  Republic Bancorp, Inc................................        15,313       290,468
  *Republic Engineered Steels, Inc.....................         7,900        26,416
  *Republic First Bancorp, Inc.........................         2,440        27,603
  Republic Group, Inc..................................         7,370       140,491
  #Republic Security Financial Corp....................        13,700       161,403
  *#Res-Care, Inc......................................         9,700       305,853
  *Resound Corp........................................        12,600        80,719
  Resource America, Inc................................         3,000       199,875
  Resource Bancshares Mortgage Group, Inc..............        15,808       276,146
  *Respironics, Inc....................................        26,148       427,356
  *Response Oncology, Inc..............................        10,456        66,330
  *Restrac, Inc........................................         5,100        25,181
  *Retirement Care Association, Inc....................         6,700        52,763
  *Rex Stores Corp.....................................         6,600        88,688
  *Rexhall Industries, Inc.............................         1,102         8,782
  *Rexx Environmental Corp.............................           800         3,100
  *Ribi Immunochem Research, Inc.......................        16,400        85,588
  *Ribozyme Pharmaceuticals............................         6,700        35,384
  *Richey Electronics, Inc.............................         7,800        75,075
  *Riddell Sports, Inc.................................         7,255        37,635
  *Ride, Inc...........................................         5,400         9,788
  Riggs National Corp..................................        17,900       491,131
  *Right Management Consultants, Inc...................         5,300        72,544
  *Right Start, Inc....................................         5,200         7,475
  *Rightchoice Managed Care, Inc. Class A..............         2,400        27,750
  *Rimage Corp.........................................         2,000        23,250
  *Ringer Corp.........................................         6,500        14,219
  *Rio Hotel & Casino, Inc.............................        14,100       306,675
  Rival Co.............................................         4,900        71,509
  *River Oaks Furniture, Inc...........................         2,400           300
  *Riverside Group, Inc................................         1,000         3,531
  Riverview Bancorp, Inc...............................         4,900        82,688
  Rivianna Foods, Inc..................................         9,400       207,681
  *Riviera Holdings Corporation........................         2,500        19,375
  *Roadhouse Grill, Inc................................         5,600        29,750
  *Roadway Express, Inc................................        11,400       213,750
  Roanoke Electric Steel Corp..........................         6,900       140,588
  Robbins & Myers, Inc.................................         6,800       201,875
  *Roberds, Inc........................................         3,500         9,844
  *Roberts Pharmaceutical Corp.........................        17,600       290,400
  *Robertson-Ceco Corp.................................         9,618        92,573
  Robinson Nugent, Inc.................................         2,400        12,600
  *Robotic Vision Systems, Inc.........................        14,700        93,253
  *Rochester Medical Corp..............................         4,600        68,138
  *Rock Bottom Restaurants, Inc........................         6,500        41,031
  Rock-Tenn Co. Class A................................        20,100       295,219
  *Rockford Industries, Inc............................         3,500        35,219
  *Rockshox, Inc.......................................         6,400        31,400
  *Rocky Mountain Chocolate Factory....................         1,900        13,300
  *Rocky Shoes & Boots, Inc............................         3,500        54,797
  *Rodman & Renshaw Capital Group, Inc.................         1,300             0
  *Rofin-Sinar Technologies, Inc.......................         6,900       129,159
  *Rogers Corp.........................................        10,000       386,250
  *Rogue Wave Software, Inc............................         4,200        33,731
  Rohn Industries, Inc.................................        44,400       196,331
  Rollins Truck Leasing Corp...........................        48,300       579,600
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Rollins, Inc.........................................        20,200  $    416,625
  *Romac International, Inc............................        17,300       486,022
  *Ross Systems, Inc...................................        14,600        68,894
  Rotonics Manufacturing, Inc..........................         2,500         2,969
  *Rottlund, Inc.......................................         2,300         9,200
  Rouge Industries, Inc. Class A.......................        12,100       152,763
  Rowe Furniture Corp..................................        12,200       111,325
  *Royal Appliance Manufacturing Co....................        19,500       101,156
  Royal Bancshares of Pennsylvania Class A.............         2,649        53,146
  *Royal Energy, Inc...................................         2,300        10,063
  *Royal Precision, Inc................................           550         2,802
  Ruby Tuesday, Inc....................................        24,000       385,500
  Ruddick Corp.........................................        23,300       416,488
  *Rural Cellular Corp. Class A........................         5,100        87,656
  *Rural/Metro Corp....................................         9,800       232,444
  *Rush Enterprises, Inc...............................         1,400        19,338
  Russ Berrie & Co., Inc...............................        15,500       391,375
  Ryan Beck & Co.......................................           210         2,048
  *Ryans Family Steak Houses, Inc......................        33,100       338,241
  *#Ryerson Tull, Inc. Class A.........................         1,600        33,600
  Ryland Group, Inc....................................        11,600       232,725
  *S&K Famous Brands, Inc..............................         2,500        45,313
  S&T Bancorp, Inc.....................................         8,100       438,413
  *S3, Inc.............................................        42,500       277,578
  *#SABA Petroleum Co..................................         9,100        15,925
  *SBE, Inc............................................           900         3,769
  *SBS Technologies, Inc...............................         3,500        97,781
  *SDL, Inc............................................         8,100       180,225
  *SED International Holdings, Inc.....................         6,150        54,005
  SEI Investments Co...................................        10,100       672,597
  SEMCO Energy, Inc....................................        10,102       172,997
  *SEMX Corp...........................................         5,200        29,494
  *SFX Broadcasting, Inc. Class A......................         5,200       390,975
  *SFX Entertainment, Inc. Class A.....................         5,200       229,775
  *SGV Bancorp, Inc....................................         1,400        25,025
  *SI Handling, Inc....................................         2,025        27,338
  SIS Bancorp, Inc.....................................         2,800       116,900
  SJNB Financial Corp..................................         1,300        52,975
  SJW Corp.............................................         1,600       103,600
  SL Industries, Inc...................................         9,200       118,450
  *#SLH Corp...........................................         5,250       122,555
  *SMC Corp............................................         5,600        41,650
  *SOS Staffing Services, Inc..........................         8,900       173,550
  *SPS Technologies, Inc...............................         7,200       422,100
  *SPS Transaction Service, Inc........................        17,500       542,500
  *SPSS, Inc...........................................         5,200       117,813
  *SRS Labs, Inc.......................................         4,800        32,700
  *SSE Telecom, Inc....................................         3,500        14,547
  *#STB Systems, Inc...................................         7,975        81,993
  *STM Wireless, Inc. Class A..........................         2,900        30,994
  *SYNC Research, Inc..................................        15,400        57,269
  *Safeguard Health Enterprises, Inc...................         4,400        33,413
  *Safety 1st, Inc.....................................         5,900        44,250
  *Safety Components International, Inc................         3,100        51,538
  *Saga Communications, Inc. Class A...................         5,608       116,366
  *Salant Corp. DE.....................................        11,000         6,875
  Salient 3 Communications, Inc. Class A...............         2,400        23,925
  *Salton/Maxim Housewares, Inc........................         9,600       115,800
  *#Samsonite Corp.....................................        12,200       350,369

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *San Filippo (John B.) & Son, Inc....................         5,000  $     32,500
  Sanderson Farms, Inc.................................         9,200       108,675
  *Sandisk Corp........................................        22,900       373,556
  *Sands Regent Casino Hotel...........................         2,000         4,375
  Sandwich Bancorp, Inc................................           900        57,234
  *Sangstat Medical Corp...............................         9,000       235,688
  *Santa Cruz Operation, Inc...........................        25,600       128,800
  *Santa Fe Gaming Corp................................         3,700         4,163
  *Satcon Technology Corp..............................         8,100        75,431
  *Saucony, Inc. Class A...............................         1,000         5,688
  *Saucony, Inc. Class B...............................         1,500         8,063
  *#Savoir Technology Group, Inc.......................         5,400        54,338
  *Sawtek, Inc.........................................        12,500       320,703
  Sbarro, Inc..........................................        18,700       546,975
  *Scan-Optics, Inc....................................        14,900        81,484
  *ScanSource, Inc.....................................         2,900        56,550
  Schawk, Inc. Class A.................................         6,200        93,000
  *Schieb (Earl), Inc..................................         2,200        16,775
  *Schlotzskys, Inc....................................         3,500        56,219
  *Schmitt Industries, Inc.............................         5,700        35,269
  Schnitzer Steel Industries, Inc. Class A.............         3,400        88,188
  *Scholastic Corp.....................................         9,200       364,838
  *Schuler Homes, Inc..................................        16,100       133,831
  *Schulman (A.), Inc..................................        12,000       240,000
  Schultz Sav-O Stores, Inc............................         2,550        40,163
  *Sciclone Pharmaceuticals, Inc.......................        13,700        55,228
  *#Scientific Games Holdings Corp.....................         8,600       181,675
  Scientific Technologies, Inc.........................         6,700        78,725
  *Scios-Nova, Inc.....................................        27,287       257,521
  Scope Industries, Inc................................         3,500       241,500
  Scotsman Industries, Inc.............................         8,900       254,206
  *Scott Technologies, Inc. Class A....................         9,100       134,509
  *Scott Technologies, Inc. Class B....................         2,500        35,547
  Scott's Liquid Gold, Inc.............................         7,100        19,303
  *Scotts Co. Class A..................................        11,200       390,600
  *Seachange International, Inc........................        11,000       103,125
  Seacoast Banking Corp. Class A.......................         1,500        57,281
  *Sealright Co., Inc..................................         6,600        89,100
  *Seattle Filmworks, Inc..............................        14,300       121,997
  Seaway Food Town, Inc................................           600         8,888
  *Secom General Corp..................................           700         1,181
  Second Bancorp, Inc..................................           600        18,019
  *Secure Computing Corp...............................        11,000       111,719
  Security First Corp..................................         3,600        87,975
  *Seeq Technology, Inc. DE............................        24,400        51,088
  *Segue Software, Inc.................................         3,500        45,391
  *Seibels Bruce Group, Inc............................         4,200        30,975
  *Seitel, Inc.........................................        15,500       263,500
  Selas Corp. of America...............................         5,500        51,906
  Selective Insurance Group, Inc.......................        14,600       382,338
  *#Selfcare, Inc......................................         6,800        67,150
  *Semitool, Inc.......................................        11,600       125,425
  *Semtech Corp........................................         8,500       178,766
  *Seneca Foods Corp. Class A..........................           200         3,150
  *Seneca Foods Corp. Class B..........................         1,100        17,944
  *#Sentry Technology Corp.............................         1,829         2,172
  *Sepracor, Inc.......................................         4,000       172,125
  *Sequa Corp. Class A.................................         2,600       179,725
  *Sequa Corp. Class B.................................         1,700       143,916
  *Sequent Computer Systems, Inc.......................        26,100       434,728
  *Sequus Pharmaceuticals, Inc.........................        25,600       289,600
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Seragen, Inc........................................         8,300  $      5,748
  *Serologicals Corp...................................         7,300       215,350
  *Service Experts, Inc................................         9,500       298,063
  *Service Merchandise Co., Inc........................        67,800       144,075
  *Servico, Inc........................................        15,900       270,300
  *Servotronics, Inc...................................           900        10,519
  Sevenson Environmental Services, Inc.................         2,080        18,525
  *#Shaman Pharmaceuticals.............................        14,000        68,031
  *Sharper Image Corp..................................         7,600        47,025
  *Shaw Group, Inc.....................................        13,700       335,650
  *Sheffield Medical Technologies, Inc.................         7,000         8,750
  Shelby Williams Industries, Inc......................         5,400        82,350
  *Sheldahl, Inc.......................................         6,900        65,981
  *Sheridan Healthcare, Inc............................         4,000        51,500
  *Shiloh Industries, Inc..............................         6,500       139,141
  *Shiva Corp..........................................        19,300       181,541
  *Shoe Carnival, Inc..................................         7,800       108,713
  *Sholodge, Inc.......................................         3,600        33,525
  *Shoney's, Inc.......................................        45,000       199,688
  *Shopko Stores, Inc..................................        19,400       676,575
  Shoreline Financial Corp.............................         2,646        81,365
  *Shorewood Packaging Corp............................        19,050       263,128
  *Show Biz Pizza Time, Inc............................         7,200       256,275
  Showboat, Inc........................................        14,300       437,938
  *Showscan Entertainment, Inc.........................         2,800         1,619
  *Shuffle Master, Inc.................................         6,300        58,275
  *Siebel Systems, Inc.................................         9,829       224,531
  *Sierra Health Services, Inc.........................        10,818       401,618
  Sierrawest Bancorp...................................         2,270        81,933
  Sifco Industries, Inc................................         7,000       170,625
  Sigcorp, Inc.........................................        12,250       382,047
  *Sight Resource Corp.................................         5,000        20,156
  *Sigma Circuits, Inc.................................         2,500        21,953
  *Sigma Designs, Inc..................................         7,900        32,588
  *Sigmatron International, Inc........................         1,400        10,106
  *Signal Apparel Co., Inc. Class A....................         6,200        13,175
  *Signal Technology Corp..............................         4,100        23,063
  *#Silicon Gaming, Inc................................         7,300        69,236
  *Silicon Storage Technology, Inc.....................         3,500        10,008
  *Silicon Valley Bancshares...........................        11,400       377,625
  *Silicon Valley Group, Inc...........................        19,400       353,444
  *Siliconix, Inc......................................         4,000       108,250
  *#Silverado Foods, Inc...............................         2,400           900
  Simmons First National Corp. Class A.................         3,450       154,172
  Simpson Industries, Inc..............................        10,950       152,958
  *#Simula, Inc........................................         6,100        86,163
  *Sipex Corp..........................................        10,700       232,056
  *Sirena Apparel Group, Inc...........................         2,100        14,569
  *Sitel Corp..........................................        54,800       342,500
  *Sizzler International, Inc..........................        11,500        31,625
  Skaneateles Bancorp, Inc.............................           900        15,750
  Skyline Corp.........................................         5,100       148,538
  *Skytel Communications, Inc..........................         9,000       204,188
  Skywest, Inc.........................................         6,200       269,313
  Smart & Final Food, Inc..............................        13,400       251,250
  *#Smartalk Teleservices, Inc.........................         9,900       181,603
  *Smartflex Systems, Inc..............................         3,800        33,250
  Smith (A.O.) Corp....................................         8,500       429,250
  Smith (A.O.) Corp. Convertible Class A...............         2,500       126,250

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Smithway Motor Express Corp. Class A................           500  $      7,375
  Smucker (J.M.) Co. Class A...........................         7,800       185,738
  Smucker (J.M.) Co. Class B...........................        13,000       312,000
  Snyder Oil Corp......................................        37,600       728,500
  *Sodak Gaming, Inc...................................        17,400       110,381
  *Softech, Inc........................................         3,500        21,438
  *Softnet Systems, Inc................................         3,236        49,754
  *#Software Spectrum, Inc.............................         2,400        43,350
  Somerset Group, Inc..................................           312         6,747
  *Sonic Corp..........................................        14,850       303,961
  *Sonic Solutions.....................................         6,100        21,541
  *Sonics & Materials, Inc.............................           300           450
  *Sonosight, Inc......................................         3,633        24,069
  *#Sonus Pharmaceuticals, Inc.........................         7,800       108,956
  *Sound Advice, Inc...................................         1,422         4,622
  South Jersey Industries, Inc.........................         6,448       176,111
  Southern California Water Co.........................         4,500        98,156
  *Southern Energy Homes, Inc..........................        10,625       105,586
  *Southern Mineral Corp...............................         7,300        26,006
  *#Southern Pacific Funding Corp......................        18,500       284,438
  *Southern Union Co...................................        10,866       290,666
  *Southwall Technologies, Inc.........................         5,400        30,375
  Southwest Bancorp, Inc...............................         1,500        47,250
  Southwest Bancshares, Inc. DE........................         1,350        43,031
  Southwest Gas Corp...................................        16,200       354,375
  Southwest National Corp..............................           200        10,100
  Southwest Securities Group, Inc......................         8,340       210,585
  Southwest Water Co...................................         2,184        36,446
  Southwestern Energy Co...............................        17,300       182,731
  *Spacehab, Inc.......................................         1,000        11,625
  *Spacelabs Medical, Inc..............................         8,500       139,984
  *Spacetec IMC Corp...................................         5,700        17,100
  *Spaghetti Warehouse, Inc............................         5,000        34,375
  Span-American Medical System, Inc....................         2,400        19,800
  *Spartan Motors, Inc.................................        11,500        85,172
  Spartech Corp........................................        23,200       519,100
  *Sparton Corp........................................         7,200        61,200
  *Special Devices, Inc................................         3,800       142,975
  *Specialty Chemical Resources, Inc...................         1,500         1,313
  *Specialty Equipment Co., Inc........................        11,700       258,863
  *#Specialty Teleconstructors, Inc....................         4,700       224,425
  *Spectran Corp.......................................         3,300        26,813
  *Spectranetics Corp..................................        14,602        44,719
  *Spectrian Corp......................................         6,400       105,600
  *Spectrum Control, Inc...............................         8,600        52,406
  *Speedfam International, Inc.........................        15,300       299,784
  *Speizman Industries, Inc............................         1,200         6,750
  *Spelling Entertainment Group, Inc...................        12,500       117,188
  *Spice Entertainment Companies, Inc..................         6,500        40,219
  *Spiegel, Inc. Class A Non-Voting....................        12,500        66,797
  *Spire Corp..........................................         3,200        20,800
  *Sport Chalet, Inc...................................         2,700        14,597
  *Sport Supply Group, Inc.............................         5,800        54,738
  *Sport-Haley, Inc....................................         2,200        27,569
  *Sports Authority, Inc...............................        18,600       280,163
  *Sports Club Co., Inc................................         6,700        47,738
  Springs Industries, Inc. Class A.....................         3,600       202,050
  *Spyglass, Inc.......................................         2,000        19,375
  St. Francis Capital Corp.............................         2,900       119,988
                                                               SHARES        VALUE+
                                                         ------------  ------------
  #St. John Knits, Inc.................................        10,000  $    384,375
  St. Joseph Light & Power Co..........................        54,400     1,023,400
  St. Mary Land & Exploration Co.......................         7,600       207,100
  St. Paul Bancorp, Inc................................         8,637       217,544
  *Staar Surgical Co...................................         9,200       113,563
  *#Stac, Inc..........................................        21,500       114,219
  *Staff Builders, Inc. Class A........................        15,300        23,667
  *Staffmark, Inc......................................        10,100       370,544
  *Stage II Apparel Corp...............................         1,700         1,275
  *Standard Commercial Corp............................        10,329       114,910
  *Standard Management Corp............................         3,000        22,313
  *Standard Microsystems Corp..........................        11,100       123,141
  Standard Motor Products, Inc. Class A................         9,200       202,400
  Standard Pacific Corp. DE............................        25,500       441,469
  Standard Products Co.................................        11,800       346,625
  Standex International Corp...........................         7,900       237,988
  *Stanford Telecommunications, Inc....................        13,800       196,650
  *Stanley Furniture, Inc..............................         6,600       134,063
  *Star Multi Care Services, Inc.......................         4,085        10,213
  *Starcraft Corp......................................         2,500         5,625
  *Starmet Corp........................................        13,000       380,250
  Starrett (L.S.) Co. Class A..........................         3,500       135,406
  *Starter Corp........................................        19,300        65,138
  State Auto Financial Corp............................        12,800       408,000
  State Financial Services Corp. Class A...............         1,872        47,034
  *Station Casinos, Inc................................        27,100       403,113
  *Steel of West Virginia, Inc.........................         5,800        63,075
  Steel Technologies, Inc..............................         7,200        81,000
  *Stein Mart, Inc.....................................        37,000       585,063
  *Steinway Musical Instruments, Inc...................         5,400       161,663
  Stepan Co............................................         5,100       161,288
  Stephan Co...........................................         2,700        34,425
  *Stericycle, Inc.....................................         6,200        70,138
  *Sterigenics Intl, Inc...............................           800        16,350
  Sterling Bancorp.....................................         4,600       125,925
  Sterling Bancshares..................................        12,437       211,818
  *Sterling Financial Corp. WA.........................         4,520       118,650
  *#Sterling Vision, Inc...............................         9,300        49,116
  *Stevens International, Inc. Class A.................         4,000        11,500
  Stewart & Stevenson Services, Inc....................        19,900       412,303
  Stewart Information Services Corp....................         3,800       145,825
  Stifel Financial Corp................................         2,482        38,781
  *Stillwater Mining Co................................        14,300       346,775
  *Stimsonite Corp.....................................         6,400        49,000
  Stone & Webster, Inc.................................         7,600       307,800
  *Stone Energy Corp...................................        10,500       372,094
  *Storage Computer Corp...............................         8,400        39,900
  *#Storm Technology, Inc..............................         6,300        11,025
  *Stormedia, Inc. Class A.............................         8,200        26,906
  *#Stratasys, Inc.....................................         3,400        33,575
  *Strategic Diagnostics, Inc..........................         1,000         3,703
  *Strategic Distribution, Inc.........................        26,792       144,844
  *Strattec Security Corp..............................         2,800        89,250
  *Stratus Properties, Inc.............................        10,300        59,225
  Strawbridge and Clothier Liquidating Trust...........         4,200         2,735
  Stride Rite Corp.....................................        27,600       367,425
  *Strouds, Inc........................................         7,200        23,850
  *#Structural Dynamics Research Corp..................        23,600       597,375
  *Stuart Entertainment, Inc...........................         2,700         4,556

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Sturm Ruger & Co., Inc...............................        17,500  $    325,938
  *#Submicron Systems Corp.............................         8,400        11,550
  *Substance Abuse Technologies, Inc...................        17,700           124
  *Suburban Lodges of America, Inc.....................        10,300       165,444
  *Successories, Inc...................................         5,400        28,013
  Suffolk Bancorp......................................         3,000        95,063
  *Sugen, Inc..........................................         8,500       128,031
  *Sulcus Computer Corp................................        10,085        26,473
  Sumitomo Bank of California..........................        10,300       386,894
  *Summa Four, Inc.....................................         4,300        51,331
  Summit Bancshares, Inc...............................         2,000        44,000
  *Summit Design, Inc..................................         9,400       141,000
  *Summit Technology, Inc..............................        12,300        66,305
  *Summitt Medical Systems, Inc........................         9,400        33,488
  Sun Hydraulics, Inc..................................           400         6,625
  *Sun Television and Appliances, Inc..................        15,300        31,078
  *Sunair Electronics, Inc.............................         3,000         8,813
  *Sunbelt Nursery Group, Inc..........................         2,600             0
  *Sundance Homes, Inc.................................         3,000         6,844
  *Sunglass Hut International, Inc.....................        38,800       474,088
  *Sunquest Information Systems, Inc...................         6,800        60,350
  *Sunrise Medical, Inc................................        16,000       248,000
  *Sunrise Resources, Inc..............................         3,900        12,919
  *Superconductor Technologies, Inc....................         5,400        27,000
  *Supergen, Inc.......................................        12,200       160,125
  *Superior Consultant Holdings Corp...................         5,200       221,000
  *Superior Energy Services, Inc.......................        24,000       234,000
  Superior Industries International, Inc...............        16,700       486,388
  *Superior National Insurance Group, Inc..............         3,500        80,500
  Superior Surgical Manufacturing Co., Inc.............         9,900       155,925
  Superior Telecom, Inc................................         9,700       384,363
  *Supertex, Inc.......................................        26,500       286,531
  *Suprema Specialties, Inc............................         4,600        19,119
  *Supreme Industries, Inc.............................         5,578        78,101
  *Supreme International Corp..........................         3,300        55,688
  *Surety Capital Corp.................................         2,900        13,775
  *Surgical Laser Technologies, Inc....................         3,800         3,681
  Susquehanna Bancshares, Inc..........................        19,662       733,638
  *#Swift Energy Corp..................................        12,980       234,451
  *Swisher International, Inc..........................           700         2,100
  *Swiss Army Brands, Inc..............................         5,300        60,453
  *Sybase, Inc.........................................        20,900       166,547
  *Sybron Chemicals, Inc...............................         1,100        36,231
  *Sykes Enterprises, Inc..............................        31,000       649,063
  *Sylvan, Inc.........................................         5,700        84,788
  *Symix Systems, Inc..................................         4,800        94,200
  *Symmetricom, Inc....................................        14,300        90,716
  *Symons International Group, Inc.....................         6,300       114,188
  *Syms Corp...........................................         9,900       147,263
  Synalloy Corp. DE....................................        11,500       156,688
  *Synaptic Pharmaceutical Corp........................         6,600        99,413
  *Synbiotics Corp.....................................         5,200        16,413
  *Syncor International Corp. DE.......................         5,500        96,250
  *#Synetic, Inc.......................................        10,500       622,781
  *Syntellect, Inc.....................................        12,000        31,125
  *Synthetech, Inc.....................................        11,100        73,884
  *Synthetic Industries, Inc...........................         5,000       102,031
  *Sypris Solutions, Inc...............................         2,250        22,922
  *#Syquest Technology, Inc............................        60,000       107,813
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *System Software Associates, Inc.....................        32,700  $    242,184
  *Systems & Computer Technology Corp..................        27,800       709,769
  *Systemsoft Corp.....................................        21,800        41,216
  *#T Cell Sciences, Inc...............................        15,000        46,172
  *T-HQ, Inc...........................................           200         4,763
  *T-Netix, Inc........................................         7,200        67,950
  *TBC Corp............................................        21,250       174,648
  TCBY Enterprises, Inc................................        16,700       161,781
  *TCC Industries, Inc.................................         1,100         5,294
  *TCI International, Inc..............................         1,200         5,925
  *TCI Music, Inc. Class A.............................         3,250        25,441
  *TCSI Corp...........................................        19,500       101,156
  *TESSCO Technologies, Inc............................         3,700        75,619
  TF Financial Corp....................................         2,600        69,225
  *TFC Enterprises, Inc................................         4,500        13,078
  *TII Industries, Inc.................................         4,060        17,509
  TJ International, Inc................................        10,200       295,481
  *TMBR/Sharp Drilling, Inc............................         4,300        44,881
  *TMP Worldwide, Inc..................................         7,500       196,406
  TNP Enterprises, Inc.................................        10,900       354,931
  TR Financial Corp....................................        10,500       469,547
  *TRC Companies, Inc..................................         5,600        28,000
  *TRM Copy Centers Corp...............................         4,800        62,100
  *TRO Learning, Inc...................................         3,800        38,475
  TSI, Inc. MN.........................................         8,600        70,413
  *TSR, Inc............................................         4,800        55,800
  *TST/Impreso, Inc....................................         3,200        14,600
  Tab Products Co. DE..................................         3,100        45,338
  *Taco Cabana, Inc....................................        13,800        87,544
  Talbots, Inc.........................................        21,300       608,381
  *Tandy Brand Accessories, Inc........................         3,700        65,213
  *Tandy Crafts, Inc...................................        11,500        54,625
  *#Targeted Genetics Corp.............................        16,200        47,081
  Tasty Baking Co......................................         5,375       100,781
  *#Tatham Off-Shore, Inc..............................         8,300        28,013
  *Team, Inc...........................................         2,800        13,825
  *Tech-Sym Corp.......................................         3,200        92,600
  Tech/Ops Sevcon, Inc.................................         1,700        28,900
  *Techdyne, Inc.......................................         2,800        13,825
  *Techforce Corp......................................         4,900        38,281
  *Techne Corp.........................................        16,600       287,388
  *#Technical Chemicals & Products, Inc................         6,000        58,875
  *Technical Communications Corp.......................           400         2,475
  Technitrol, Inc......................................         9,700       391,638
  Technology Research Corp.............................         4,100         8,648
  *Technology Solutions Corp...........................        15,700       479,341
  *Tegal Corp..........................................         8,300        34,367
  *Tei, Inc............................................         5,600        12,075
  Tejon Ranch Co.......................................        10,700       285,556
  *Telco Systems, Inc..................................        10,700       105,663
  *Telcom Semiconductor, Inc...........................        13,200        98,175
  *Telemundo Group, Inc. Class A.......................         3,200       135,000
  *#Teleport Communications Group, Inc. Class A........         2,771       155,058
  *#Teletech Holdings, Inc.............................        33,800       458,413
  *Teltrend, Inc.......................................         3,200        57,200
  *#Telular Corp.......................................        22,800        48,806
  Telxon Corp..........................................        10,800       358,425
  *Temtex Industries, Inc..............................         2,000         8,375
  Tennant Co...........................................         4,000       173,500

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *#Tera Computer Co...................................         4,800  $     54,750
  *Terex Corp..........................................        16,000       493,000
  Terra Industries, Inc................................        12,000       121,500
  *Tesoro Petroleum Corp...............................        16,100       310,931
  *Tesseract Group, Inc................................         5,000        26,250
  *Tetra Tech, Inc.....................................        13,396       293,038
  *Tetra Technologies, Inc.............................        11,700       255,206
  *Texas Biotechnology Corp............................        22,600       113,000
  *Texas Micro, Inc....................................        10,800        42,525
  Texas Regional Banchshares, Inc. Class A.............         7,900       247,863
  *Texfi Industries, Inc...............................         7,900        16,788
  *Thackeray Corp......................................         3,600        13,500
  *Theragenics Corp....................................         8,700       241,153
  *Theratech, Inc. UT..................................        18,650       177,758
  *Thermatrix, Inc.....................................         4,600        25,947
  *Thermedics, Inc.....................................        29,000       413,250
  *Thermo Bioanalysis Corp.............................         2,600        54,275
  *#Thermo Ecotek Corp.................................        17,200       273,050
  *Thermo Fibergen, Inc................................         1,500        14,625
  *#Thermo Fibertek, Inc...............................        36,900       424,350
  *Thermo Power Corp...................................         9,000       102,375
  Thermo Remediation, Inc..............................         8,100        44,550
  *Thermo Sentron, Inc.................................         7,900        99,244
  *Thermo Terratech, Inc...............................        12,000        57,000
  *Thermo Voltek Corp..................................         5,850        40,950
  *#Thermolase Corp....................................        32,700       202,331
  *Thermospectra Corp..................................         2,200        24,338
  *Thermotrex Corp.....................................        11,200       222,600
  *Thermwood Corp......................................           200         1,550
  *Thomas Group, Inc...................................         5,300        53,994
  Thomas Industries, Inc...............................        12,850       329,281
  Thomaston Mills, Inc.................................         1,900        14,725
  Thor Industries, Inc.................................         6,450       178,584
  *Thoratec Laboratories Corp..........................        12,100       112,681
  *Thorn Apple Valley, Inc.............................         4,600        72,450
  *Three-Five Systems, Inc.............................         4,100        68,931
  *Thrustmaster, Inc...................................         2,600        28,438
  Timberline Software Corp.............................         5,550       110,480
  *Tipperary Corp......................................        10,500        38,063
  *Titan Corp..........................................        16,790       107,036
  Titan International, Inc.............................         8,800       171,050
  Toastmaster, Inc.....................................         4,500        27,563
  *Today's Man, Inc....................................         4,300        11,288
  *Todd Shipyards Corp.................................         7,900        50,856
  Todd-AO Corp. Class A................................           220         2,764
  *Toddhunter International, Inc.......................         3,900        33,881
  *Tokheim Corp........................................         7,200       114,750
  *Tollgrade Communications, Inc.......................         1,500        38,250
  Tompkins County Trustco, Inc.........................           330        12,004
  *#Top Source Technologies, Inc.......................        14,200        14,200
  *Topps, Inc..........................................        36,300       124,214
  *#Tops Appliance City, Inc...........................         4,400        20,625
  *Toreador Royalty Corp...............................         2,500         9,844
  Toro Co..............................................         7,700       269,019
  *Total-Telephone USA Communications, Inc.............         1,500        61,313
  *Touchstone Software Corp............................         4,700        12,191
  *Tower Air, Inc......................................        13,300        57,148
  *Toy Biz, Inc. Class A...............................        10,200        99,450
  *Tracor, Inc.........................................        17,600       696,300
  *Tractor Supply Co...................................         7,000       171,500
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Trak Auto Corp......................................         4,300  $     50,525
  Trans Financial, Inc.................................         6,100       325,016
  *#Trans World Airlines, Inc..........................        39,000       404,625
  *Trans World Entertainment Corp......................        14,200       511,644
  *Transact Technologies, Inc..........................         1,507        14,317
  *Transaction Network Services, Inc...................        10,600       213,988
  *Transcend Services, Inc.............................        15,000        47,813
  *#Transcrypt International, Inc......................         7,800        25,350
  *Transfinancial Holdings, Inc........................         3,300        29,700
  *Transition Analysis Component Technology............           299         1,925
  *#Transition Systems, Inc............................        10,700       212,663
  *Transkaryotic Therapies, Inc........................        11,000       327,250
  *Transmation, Inc....................................         3,400        23,694
  Transmedia Network, Inc..............................         6,200        37,975
  *Transmontaigne Oil Co...............................        23,000       372,313
  *TransNet Corp.......................................         2,000         1,875
  Transpro, Inc........................................         3,800        32,775
  Transtechnology Corp.................................         3,800       102,600
  *Transtexas Gas Corp.................................        30,000       275,625
  *Transwitch Corp.....................................        10,000       137,500
  *Transworld Healthcare, Inc..........................         9,100        58,581
  *Travel Ports of America, Inc........................         3,718        12,432
  Treadco, Inc.........................................         3,600        31,275
  Tredegar Industries, Inc.............................         7,050       609,825
  *#Treev, Inc.........................................        11,600        10,331
  *Trega Biosciences, Inc..............................         8,100        30,881
  *Tremont Corp. DE....................................         3,900       219,375
  *Trend-Lines, Inc. Class A...........................         3,300        17,738
  Trenwick Group, Inc..................................         3,900       145,275
  *Trescom International, Inc..........................         2,000        21,125
  *Tri-Lite, Inc.......................................            29             0
  *Triad Guaranty, Inc.................................         9,300       301,959
  *Triad Park L.L.C....................................         8,800        16,456
  Triangle Bancorp, Inc................................         7,800       227,663
  *Triangle Pacific Corp...............................         9,000       394,313
  *Triangle Pharmaceuticals, Inc.......................        12,000       188,625
  *Triarc Companies, Inc. Class A......................        14,400       351,000
  *Triathlon Broadcasting Co. Class A..................         1,600        16,900
  Trico Bancshares.....................................         2,200        64,625
  *Tricord Systems, Inc................................         5,300         5,217
  *Trident International, Inc..........................         4,000        65,500
  *Trident Microsystems, Inc...........................        10,800        75,938
  *Tridex Corp.........................................         4,200        28,875
  Trigen Energy Corp...................................        10,500       145,688
  *#Trikon Technologies, Inc...........................         1,000           641
  *Trimark Holdings, Inc...............................         1,700         6,163
  *Trimble Navigation, Ltd.............................        13,500       264,516
  *Trimedyne, Inc......................................         5,400         9,956
  *Trinitec Systems, Inc. Class A......................         4,300        28,219
  Trion, Inc...........................................         3,600        21,150
  *Triple S Plastics, Inc..............................           700         4,419
  *Tripos, Inc.........................................         1,600        17,800
  *Triquint Semiconductor, Inc.........................         5,100       115,866
  *Trism, Inc..........................................         2,900         6,978
  *Tristar Corp........................................         1,000        10,500
  *Triumph Group.......................................         4,900       240,100
  *Truevision, Inc.....................................        12,600        25,988
  *#Trump Hotels & Casino Resorts, Inc.................        19,500       166,969
  Trust Co. of New Jersey..............................        15,500       419,469
  Trustco Bank Corp. NY................................        13,732       387,071
  *Tseng Laboratories, Inc.............................        13,300        29,925

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Tultex Corp.........................................        19,100  $     57,300
  *Turner Corp.........................................         3,100        83,313
  Tuscarora, Inc.......................................         5,700        90,309
  Twin Disc, Inc.......................................         1,400        44,800
  Tyler Corp...........................................        20,400       191,250
  Tyson Foods, Inc. Class A............................            80         1,690
  U.S. Bancorp, Inc....................................         2,400       192,150
  *U.S. Bioscience, Inc................................        14,500       135,938
  *U.S. China Industrial Exchange, Inc.................         2,400         4,425
  *#U.S. Diagnostic, Inc...............................        18,000        80,719
  U.S. Freightways Corp................................         4,400       138,325
  *U.S. Satellite Broadcasting Co., Inc. Class A.......         9,200        87,113
  *UFP Technologies, Inc...............................         2,300        10,063
  *URS Corp............................................         6,900       114,713
  *US Can Corp.........................................        11,500       194,781
  *US Foodservice, Inc.................................        22,127       732,957
  *#US Servis, Inc.....................................         2,500         4,453
  *US Xpress Enterprises, Inc. Class A.................         8,400       163,800
  *#USA Detergents, Inc................................         9,700       134,588
  *USA Truck, Inc......................................         1,900        27,788
  *USCI, Inc...........................................         7,700        38,741
  *USCS International, Inc.............................        13,900       261,059
  *USData Corp.........................................         5,650        30,722
  #UST Corp............................................        20,170       561,608
  *UTI Energy Corp.....................................         9,600       154,800
  *#Ugly Duckling Corp.................................        11,100        97,472
  *Ultimate Electronics, Inc...........................         4,900        16,231
  *Ultradata Corp......................................         1,000         5,313
  *Ultradata Systems, Inc..............................         2,000         7,125
  *#Ultrafem, Inc......................................         6,400           448
  *Ultrak, Inc.........................................         8,400        82,163
  *Ultralife Batteries, Inc............................         5,600        64,925
  *#Ultratech Stepper, Inc.............................        12,500       253,516
  *#Unapix Entertainment, Inc..........................         3,600        18,225
  *Uni-Marts, Inc......................................         6,500        23,563
  Unico American Corp..................................         3,500        54,469
  *UniComp, Inc........................................         4,000        19,563
  Unifirst Corp........................................        10,300       265,225
  *Uniflex, Inc........................................         1,700         9,350
  *Unify Corp..........................................         3,300        10,209
  *Unigene Laboratories, Inc...........................        25,900        59,489
  *Unilab Corp.........................................        24,200        65,038
  *Unimark Group, Inc..................................         6,200        30,225
  *Unimed Pharmaceuticals, Inc.........................         3,900        21,816
  *Union Acceptance Corp. Class A......................         1,600        11,700
  *Unique Casual Restaurants, Inc......................         6,700        39,991
  *#Unique Mobility, Inc...............................         9,900        69,300
  *Uniroyal Technology Corp............................        11,600       105,125
  *Unisource Energy Corp...............................        19,280       304,865
  *Unit Corp...........................................        17,900       139,844
  *Unit Instruments, Inc...............................         4,200        27,300
  *United American Healthcare Corp.,...................         5,300         5,300
  United Bankshares, Inc. WV...........................        22,250       554,859
  #United Companies Financial Corp.....................        16,500       303,188
  *United Dental Care, Inc.............................         1,500        28,219
  United Financial Corp. MN............................           400        11,325
  United Fire Casualty Co..............................         5,400       209,925
  *United Foods, Inc. Class A..........................            54           196
  United Guardian, Inc.................................         1,900        12,588
  United Illuminating Co...............................         8,600       407,425
  United Industrial Corp...............................        10,700       128,400
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *United International Holdings Class A...............        18,500  $    304,094
  United National Bancorp..............................         6,484       192,089
  *United Natural Foods, Inc...........................         6,300       165,769
  *United Payors & United Providors, Inc...............        10,200       209,738
  *United Retail Group, Inc............................         8,300        91,819
  *United States Energy Corp...........................         5,600        36,400
  *United States Home Corp.............................         6,800       274,975
  *United Stationers, Inc..............................           222        13,230
  *United Video Satellite Group, Inc. Class A..........         9,000       349,594
  United Water Resources, Inc..........................        21,600       346,950
  United Wisconsin Services, Inc.......................        13,600       421,600
  *Unitel Video, Inc...................................           700         3,413
  Unitil Corp..........................................         2,700        61,256
  Unitog Co............................................         5,800       134,125
  *Unitrode Corp.......................................        15,500       202,469
  *Universal American Financial Corp...................         2,600         6,825
  *Universal Electronics, Inc..........................         3,800        38,238
  Universal Forest Products, Inc.......................        14,500       247,859
  *#Universal International, Inc.......................         2,000         4,563
  *Universal Seismic Association, Inc..................         1,600         2,025
  *Universal Stainless & Alloy Products, Inc...........         3,100        30,806
  *Universal Standard Medical Labs, Inc................         2,500         5,313
  *Uno Restaurant Corp.................................         8,700        64,163
  Upper Peninsula Energy Corp..........................         1,000        26,156
  *Uranuim Resources, Inc..............................        10,400        26,813
  *Urban Outfitters, Inc...............................        12,600       206,325
  *Urocor, Inc.........................................         6,800        50,150
  *Urogen Corp. (Restricted)...........................         2,100         1,903
  *#Urologix, Inc......................................         9,100       102,944
  *#Uromed Corp. New...................................         4,720        37,539
  *Uroquest Medical Corp...............................         8,000        23,250
  *Utah Medical, Inc...................................         4,400        33,000
  *Utilx Corp..........................................         3,500        17,719
  *V Band Systems, Inc.................................         2,100           722
  *#V-ONE Corp.........................................         7,800        26,081
  *VTEL Corp...........................................        12,048        69,653
  *VWR Scientific Products Corp........................        14,500       415,063
  *Valence Technology, Inc.............................        15,300        90,366
  *Vallen Corp.........................................         6,200       128,263
  Valley Forge Corp....................................         1,275        18,966
  Valley Resources, Inc................................         2,600        30,225
  Valmont Industries, Inc..............................        18,100       359,738
  *Value City Department Stores, Inc...................        23,200       413,250
  Value Line, Inc......................................         4,000       174,500
  *Valuevision International, Inc. Class A.............        19,600        79,013
  *Vanguard Cellular System, Inc. Class A..............        24,200       434,844
  *Vans, Inc...........................................         9,500        94,109
  *Vanstar Corp........................................        26,000       378,625
  *Vantive Corp........................................        15,100       408,644
  *#Vari L Co., Inc....................................         3,100        39,331
  *Variflex, Inc.......................................         5,100        27,891
  Varlen Corp..........................................         7,665       260,131
  *Vaughn Communications, Inc..........................         2,800        25,375
  *Vectra Technologies, Inc............................         2,700           108
  *Ventana Medical Systems, Inc........................         8,000       207,500

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Venture Stores, Inc.................................        13,300  $      1,762
  *Venturian Corp......................................           300         1,875
  *Verilink Corp.......................................        10,100        79,853
  *Verity, Inc.........................................         8,500        65,344
  Vermont Financial Services Corp......................         8,100       229,584
  *Vermont Teddy Bear, Inc.............................         2,000         2,625
  *Versant Object Technology Corp......................         4,500        25,594
  *Versar, Inc.........................................         2,000        10,000
  *Vertel Corp.........................................        15,700        65,744
  *Vertex Communications Corp..........................         3,100        67,425
  *#Vertex Pharmaceuticals, Inc........................        12,500       359,766
  *Veterinary Centers of America, Inc..................        11,600       217,138
  *Viasoft, Inc........................................        11,600       178,713
  *Viatel, Inc.........................................         8,500        66,406
  *Vical, Inc..........................................        11,800       191,750
  *Vicon Industries, Inc...............................         1,400        10,413
  *Vicorp Restaurants, Inc.............................         4,600        70,725
  *Vidamed, Inc........................................         9,100        47,491
  *Video Display Corp..................................         2,300        25,013
  *Video Services Corp.................................         1,000         3,563
  *Video Update, Inc...................................        24,300        43,664
  *Videonics, Inc......................................         3,600         9,900
  *Vidioserver, Inc....................................        11,600        97,513
  *View Technology, Inc................................         3,900        11,456
  *Viisage Technology, Inc.............................         2,000         6,375
  *Vimrx Pharmaceuticals, Inc..........................         7,500        10,195
  Virco Manufacturing Corp.............................         5,580       148,568
  *Virtualfund.Com, Inc................................        13,020        55,742
  *Virus Research Institute, Inc.......................         4,500        17,789
  *#Vision Sciences, Inc...............................         5,100        11,953
  *#Visioneer, Inc.....................................        11,700        33,089
  *Vista Medical Technologies, Inc.....................       131,400       718,594
  *Visx, Inc. DE.......................................        12,500       615,625
  Vital Signs, Inc.....................................        11,100       195,984
  *Vitalcom, Inc.......................................         6,000        24,188
  *Vitalink Pharmacy Services, Inc.....................        20,130       436,569
  *#Vitech America, Inc................................         5,900       109,150
  *#Vivid Technologies, Inc............................         8,500       102,000
  *#Vivus, Inc.........................................        29,900       279,378
  *Vodavi Technology, Inc..............................         2,600         7,638
  *Voice Control Systems, Inc..........................         6,800        27,625
  *Volt Information Sciences, Inc......................        13,400       407,863
  *Voxware, Inc........................................         7,100        16,086
  Vulcan International Corp............................           700        28,525
  *WCI Steel, Inc. (Escrow)............................        11,600             0
  WD-40 Co.............................................         9,100       251,103
  *WFS Financial, Inc..................................        18,300       157,266
  *#WHX Corp...........................................        16,700       229,625
  WICOR, Inc...........................................         8,500       388,875
  *WLR Foods, Inc......................................        10,898        77,648
  *WMS Industries, Inc.................................        16,000        71,000
  *WPI Group, Inc......................................         3,600        27,338
  WPS Resources Corp...................................        11,300       353,831
  *WTD Industries, Inc.................................         4,400         5,225
  Wabash National Corp.................................        12,000       311,250
  Wackenhut Corp. Class A..............................         1,400        30,888
  Wackenhut Corp. Class B Non-Voting...................         6,950       139,434
  *Wackenhut Corrections Corp..........................        12,500       303,125
  Walbro Corp..........................................         5,300        54,656
  *Walker Interactive Systems, Inc.....................        12,500       197,656
  *Wall Data, Inc......................................         8,300       107,641
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Wall Street Deli, Inc...............................         1,500  $      5,250
  *Walsh International, Inc............................         6,400        96,800
  Walshire Assurance Co................................         2,370        17,775
  *Wandel & Goltermann Technologies, Inc...............         2,600        39,000
  *Warrantech Corp.....................................        10,300        69,203
  Warren Bancorp, Inc..................................         3,800        47,500
  *Washington Homes, Inc...............................         6,500        32,500
  Washington Savings Bank FSB Waldorf, MD..............         1,600        11,400
  Waters Instruments, Inc..............................           200         1,150
  Watkins-Johnson Co...................................         4,200       105,788
  Watsco, Inc. Class A.................................         8,200       240,875
  Watsco, Inc. Class B.................................           900        26,100
  Watts Industries, Inc. Class A.......................        13,100       305,394
  *Wave Technologies International, Inc................         2,500        10,938
  *#Wavephore, Inc.....................................         9,800       125,563
  *Waxman Industries, Inc..............................         5,300        16,894
  Webb (Del) Corp......................................        15,800       383,150
  *Webco Industries, Inc...............................         3,800        32,300
  Webster Financial Corp...............................         5,120       171,360
  *Weirton Steel Corp..................................        31,500       127,969
  *Wellcare Management Group, Inc......................         1,900         4,928
  Wellman, Inc.........................................        18,700       449,969
  *Wells-Gardner Electronics Corp......................         2,000        10,125
  Werner Enterprises, Inc..............................         3,062        58,561
  Wesbanco, Inc........................................        10,350       266,513
  *Wesley Jessen Vision Care, Inc......................         9,500       257,094
  West Coast Bancorp...................................         6,093       148,517
  *West Coast Entertainment Corp.......................         7,000        13,344
  *#West Marine, Inc...................................        10,000       191,563
  West, Inc............................................        11,100       327,450
  *#Westbridge Capital Corp............................         5,900         2,213
  Westco Bancorp, Inc..................................         1,100        33,344
  Westcorp, Inc........................................        22,996       278,827
  *#Westell Technologies, Inc..........................        10,600       105,006
  Westerfed Financial Corp.............................         3,900        96,038
  Western Bancorp......................................         4,848       207,404
  *Western Beef, Inc...................................         3,800        31,350
  Western Gas Resources, Inc...........................        19,300       312,419
  Western Ohio Financial Corp..........................           900        23,175
  *Western Staff Services, Inc.........................         5,600       145,950
  *Western Water Co....................................         4,900        53,594
  Westinghouse Air Brake Co............................        14,900       411,613
  *Weston (Roy F.), Inc. Class A.......................         5,400        20,588
  *Westwood One, Inc...................................         8,100       216,169
  *Wet Seal, Inc. Class A..............................         7,500       224,063
  *White Pine Software, Inc............................         4,300        10,616
  *Whitehall Corp......................................         4,000        76,000
  *Whitman Education Group, Inc........................        12,200        68,625
  *Whittaker Corp......................................         7,500       106,875
  *Wickes Lumber Co....................................         5,500        31,281
  Wiley (John) & Sons, Inc. Class A....................           400        21,600
  *Williams Clayton Energy, Inc........................         7,100        74,994
  *Williams Controls, Inc..............................        12,400        36,619
  *Willis Lease Finance Corp...........................         4,300        94,063
  *Wilmar Industries, Inc..............................         8,000       193,000
  *Wilshire Financial Services Group, Inc..............         6,600       155,513
  *Wilshire Oil Co. of Texas...........................         7,107        43,530
  *Wilshire Technologies, Inc..........................           816           357

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Windmere Corp........................................        14,200  $    449,963
  Winnebago Industries, Inc............................        19,300       215,919
  *Winsloew Furniture, Inc.............................         4,500       108,281
  Wireless Telecom Group, Inc..........................        15,600        54,600
  Wiser Oil Co.........................................         5,500        57,406
  Wolohan Lumber Co....................................         4,100        51,250
  *Wolverine Tube, Inc.................................         7,800       284,700
  Woodhead Industries, Inc.............................         6,200       110,631
  *Workgroup Technology Corp...........................         5,800        22,113
  *World Acceptance Corp...............................        15,400        89,994
  *World Access, Inc...................................        11,600       363,225
  *#World Airways, Inc.................................         4,800        24,300
  World Fuel Services Corp.............................         8,500       149,813
  *#Worldcorp, Inc.....................................         9,400         5,875
  *Worldtalk Communications Corp.......................         6,300        31,106
  *Worldtex, Inc.......................................        13,200        89,100
  Worthington Foods, Inc...............................         9,644       140,441
  *Wyant Corp..........................................           266         1,567
  *#Wyman-Gordon Co....................................        21,300       424,669
  Wynns International, Inc.............................        11,850       248,850
  X-Rite, Inc..........................................        12,700       170,656
  *XCL, Ltd............................................        10,900        43,600
  *Xcellent, Inc.......................................         5,000        98,906
  *Xeta Corp...........................................         1,000        21,906
  *Xetel Corp..........................................         4,300        19,081
  *Xicor, Inc..........................................        14,700        31,697
  *Xionics Document Technologies, Inc..................         7,700        36,094
  *Xircom, Inc.........................................        13,700       214,491
  *Xoma Corp...........................................        33,200       160,813
  Xtra Corp............................................         5,000       262,500
  Yankee Energy Systems, Inc...........................         6,300       151,200
  Yardville National Bancorp...........................         2,255        40,590
  *Yellow Corp.........................................        16,900       317,931
  *#Yes Entertainment Corp.............................         5,600         4,200
  York Financial Corp..................................         5,251       116,342
  *York Research Corp..................................        10,400        71,175
  *Young Broadcasting, Inc. Class A....................         7,100       368,313
  *#Youth Services International, Inc..................         9,500        68,578
  *Yurie Systems, Inc..................................        14,900       521,500
  *Zale Corp...........................................        17,600       544,500
  *Zaring National Corp................................         1,900        19,119
  *Zebra Technologies Corp. Class A....................         7,300       279,681
  Zeigler Coal Holding Co..............................        21,600       392,850
  *Zemex Corp..........................................         4,995        49,638
  *#Zenith Electronics Corp............................        40,200        18,693
  Zenith National Insurance Corp.......................         8,800       251,900
  Zero Corp............................................        10,200       294,525
  *Zevex International, Inc............................         2,000        18,000
  *Zila, Inc...........................................         2,557        19,817
  *Zing Technologies, Inc..............................         1,500        12,234
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *#Zitel Corp.........................................        10,700  $     84,931
  *Zoll Medical Corp...................................         5,200        31,850
  *#Zoltek Companies, Inc..............................         9,700       294,031
  *#Zonagen, Inc.......................................         8,100       295,650
  *Zoran Corp..........................................         5,500        64,109
  Zurn Industries, Inc.................................         7,800       323,700
  *Zydeco Energy, Inc..................................         2,200         4,469
  *Zygo Corp...........................................         6,500       116,797
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $403,815,588)..................................                 486,759,921
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *American Satellite Network, Inc. Warrants
    06/30/99...........................................         2,525             0
  *Amerus Life Holdings, Inc. Class A Warrants
    04/03/02...........................................           391         3,617
  *Baxter International, Inc. Contingent Payment Rights
    03/15/08...........................................        15,800             0
  *CSF Holdings, Inc. Litigation Rights 12/30/99.......         3,250             0
  *Millicom, Inc. Contingent Value Rights..............        10,100             0
  *Playcore, Inc. Rights 06/09/98......................         2,672             0
  *Statesman Group, Inc. Contingent Payment Rights.....         9,765             0
  *Today's Man, Inc. Warrants 10/14/99.................         2,150         1,478
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $11,936).......................................                       5,095
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.2%)
  Repurchase Agreements, PNC Capital Markets Inc.
    5.25%, 06/01/98 (Collateralized by U.S. Treasury
    Notes 5.75%, 10/31/02, valued at $6,052,500) to be
    repurchased at $5,960,607. (Cost $5,958,000).......        $5,958     5,958,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $409,785,524)++....                $492,723,016
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++The cost for federal income tax purposes is $410,971,505.

                See accompanying Notes to Financial Statements.

                       THE U.S. 9-10 SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                                    SHARES            VALUE+
                                                                ----------    --------------
COMMON STOCKS -- (97.9%)
  *3-D Systems Corp.........................................        85,200    $      990,450
  *3D0 Co...................................................       122,800           464,338
  *4 Health, Inc............................................        98,300           645,094
  *4Front Software International, Inc.......................        29,700           371,250
  *#7Th Level, Inc..........................................        24,600           109,163
  *AAON, Inc................................................        41,290           438,706
  ABC Bancorp...............................................        34,625           579,969
  *ABC Rail Products Corp...................................        68,000         1,275,000
  *ABT Building Products Corp...............................        22,200           320,513
  *ACT Manufacturing, Inc...................................        37,800           331,931
  *ACT Networks, Inc........................................        44,600           557,500
  *ADE Corp.................................................        66,400           993,925
  *AEP Industries, Inc......................................        33,950           929,381
  *AER Energy Resources, Inc................................       120,200            92,028
  *AFC Cable Systems, Inc...................................        36,725         1,232,583
  *AG Associates, Inc.......................................        27,800            76,450
  *AG Services America, Inc.................................        24,650           440,619
  *#AMBI, Inc...............................................       124,200           223,172
  *AML Communications, Inc..................................        28,900           123,728
  *AMX Corp.................................................        37,800           328,388
  *#APS Holding Corp. Class A...............................        76,900            67,288
  *ARI Network Services, Inc................................        23,875            61,180
  *ARV Assisted Living, Inc.................................        67,800           754,275
  ASB Financial Corp........................................         2,900            42,594
  *ASV, Inc.................................................        25,050           488,475
  *ATC Communications Group, Inc............................         9,100            20,617
  *ATS Medical, Inc.........................................       154,900         1,084,300
  Aaron Rents, Inc. Class A.................................        38,500           770,000
  Aaron Rents, Inc. Class B.................................       137,200         2,683,975
  *#Aasche Transportation Services, Inc.....................        20,900           131,931
  *Aavid Thermal Technologies, Inc..........................        35,500           980,688
  *#Abaxis, Inc.............................................        77,200           173,700
  Abington Bancorp, Inc.....................................        36,800           671,600
  *Abiomed, Inc.............................................        39,400           620,550
  *Able Telcom Holding Corp.................................        47,200           734,550
  Abrams Industries, Inc....................................        12,900            93,525
  *Abraxas Petroleum Corp...................................        50,000           478,125
  *#Acacia Research Corp....................................        11,600           198,288
  *Accell International Corp................................        97,293           302,520
  *Accelr8 Technology Corp..................................        65,900           897,888
  *Acclaim Entertainment, Inc...............................        69,000           442,031
  *Accumed Interntational, Inc..............................         3,166             7,321
  *Ace Cash Express, Inc....................................        53,625           826,160
  *Ace Comm Corp............................................        16,400           106,088
  Aceto Corp................................................        32,566           476,278
  *Acme Electric Corp.......................................        29,584           146,071
  *Acme Metals, Inc.........................................       108,500           854,438
  *Acme United Corp.........................................        28,707           136,358
  *Active Apparel Group, Inc................................         5,600            12,075
  *Active Voice Corp........................................        20,700           240,638
  *Activision, Inc..........................................       107,500         1,078,359
  *#Actrade International, Ltd..............................        37,200           546,375
  *Adam Software, Inc.......................................         3,000            12,000
  Adams Resources & Energy, Inc.............................        74,150           889,800
  *Adept Technology, Inc....................................        79,000           745,563
  *Adflex Solutions, Inc....................................        42,800           683,463

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Advance Paradigm, Inc....................................         6,400    $      226,800
  *Advanced Digital Information Corp........................        74,100         1,282,856
  *#Advanced Health Corp....................................        51,700           646,250
  *Advanced Magnetics, Inc..................................        57,550           629,453
  *Advanced Marketing Services, Inc.........................        38,000           695,875
  *Advanced Photonix, Inc. Class A..........................        90,950           102,319
  *Advanced Polymer Systems, Inc............................       144,000         1,120,500
  *Advanced Promotion Technologies, Inc.....................       159,451             2,950
  *Advanced Radio Telecom Corp..............................        12,000           120,750
  *Advent Software, Inc.....................................        24,000           852,000
  Advest Group, Inc.........................................        43,700         1,144,394
  *Advocat, Inc.............................................        50,700           411,938
  *#Aerial Communications, Inc..............................        10,200            61,997
  *Aeroflex, Inc............................................       104,452         1,175,085
  *Aerosonic Corp. DE.......................................        17,700           347,363
  *Aerovox, Inc.............................................        41,800           135,850
  *Aetrium, Inc.............................................        40,100           526,313
  Affiliated Community Bancorp..............................        17,000           649,188
  *Affinity Technology Group, Inc...........................       146,900           183,625
  *Ag-Chem Equipment Co., Inc...............................        48,700           745,719
  *Agri-Nutrition Group, Ltd................................        16,800            19,163
  *#Agritope, Inc...........................................        16,500            71,156
  *Air & Water Technologies Corp. Class A...................       272,000           544,000
  *Air Methods Corp.........................................        40,500           164,531
  *Akorn, Inc...............................................        72,400           583,725
  Alabama National Bancorporation...........................        14,100           479,400
  Alamo Group, Inc..........................................        52,000           861,250
  *Alaris Medical, Inc......................................        82,600           495,600
  *#Alarmguard Holdings, Inc................................        41,106           441,890
  *Alba-Waldensian, Inc.....................................        21,000           204,750
  *Alcide Corp..............................................        11,700           472,022
  *Aldila, Inc..............................................        80,500           500,609
  *Alfin, Inc...............................................           402               377
  Alico, Inc................................................        55,700         1,159,256
  *Align-Rite International, Inc............................        20,000           287,500
  *All American Semiconductor, Inc..........................        38,400            73,800
  *Allcity Insurance Co.....................................           200             1,800
  Allen Organ Co. Class B...................................         4,200           172,200
  Alliance Bancorp..........................................        41,551         1,130,966
  Alliance Bancorp of New England, Inc......................           399             6,384
  *Alliance Entertainment Corp..............................       113,000             3,531
  *Alliance Gaming Corp.....................................       274,189         1,259,556
  *Alliance Pharmaceuticals Corp............................        64,100           306,478
  *Alliance Semiconductor Corp..............................        22,700           110,663
  *Allied Digital Technologies Corp.........................         6,900            32,344
  *Allied Healthcare Products, Inc..........................        66,800           354,875
  *Allied Holdings, Inc.....................................        66,435         1,195,830
  Allied Life Financial Corp................................        20,300           540,488
  Allied Products Corp......................................        79,141         1,701,532
  *Allied Research Corp.....................................        41,040           510,435
  *Allin Communications Corp................................        45,000           205,313
  *Allou Health & Beauty Care, Inc. Class A.................        30,000           352,500
  *Allstars Systems, Inc....................................        35,000           146,563

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Allstate Financial Corp..................................        12,100    $       78,272
  *Alltrista Corp...........................................        40,474         1,032,087
  *Aloette Cosmetics, Inc...................................         7,200            35,325
  *#Alpha Beta Technology, Inc..............................       109,000           289,531
  *Alpha Industries, Inc....................................        89,700         1,491,263
  *Alpha Microsystems, Inc..................................        48,600           142,763
  *Alpha Technologies Group, Inc............................       107,200           515,900
  *Alphanet Solutions, Inc..................................        21,000           246,750
  *Alpine Group, Inc........................................       109,044         2,167,250
  *Alrenco, Inc.............................................        16,100           284,769
  *Alta Gold Co.............................................       127,043           258,056
  *Alteon, Inc..............................................       120,600           448,481
  *Altris Software, Inc.....................................        54,700           117,947
  *Altron, Inc..............................................        94,950         1,047,417
  *Alyn Corp................................................         9,000            72,563
  Ambanc Holding Co., Inc...................................         6,500           123,297
  Amcast Industrial Corp....................................        41,400           892,688
  *Amedisys, Inc............................................        13,700            55,656
  *America Services Group, Inc..............................        29,000           389,688
  American Bancorporation Ohio..............................           400             9,850
  American Bank of Connecticut..............................        15,300           428,400
  *American Banknote Corp...................................       104,400           404,550
  American Biltrite, Inc....................................        57,850         1,753,578
  *#American Biogenetic Sciences, Inc. Class A..............       130,700           171,544
  *American Buildings Co....................................        50,000         1,662,500
  *American Claims Evaluation, Inc..........................         3,100             5,038
  *American Classic Voyages Co..............................       103,000         1,718,813
  *American Coin Merchandising, Inc.........................        20,300           359,056
  *American Eagle Group, Inc................................        54,500             1,771
  *American Ecology Corp....................................        62,800            82,425
  *American Educational Products, Inc.......................         2,760            25,185
  *American Healthcorp, Inc.................................        68,700           796,491
  *American Homestar Corp...................................       130,218         2,750,855
  American Indemnity Financial Corp.........................        16,700           205,619
  *American International Petroleum Corp....................       100,100           229,917
  *American Locker Group, Inc...............................         8,800           629,200
  *American Media, Inc. Class A.............................       169,800         1,082,475
  *American Medical Electronics, Inc. (Escrow-Bonus)........       102,100                 0
  *American Medical Electronics, Inc. (Escrow-Earnings).....       102,100                 0
  *American Mobile Satellite Corp...........................        34,000           388,875
  *American Pacific Corp....................................        73,500           787,828
  *American Pad & Paper Co..................................        84,600           560,475
  *American Physicians Services Group, Inc..................        46,800           336,375
  *American Precision Industries, Inc.......................       160,375         3,047,125
  *American Residential Services, Inc.......................        11,000           127,188
  *American Safety Razor Co.................................        53,300           634,603
  *American Science & Engineering, Inc......................        75,000         1,040,625
  *American Shared Hospital Services........................        14,800            24,975
  *American Software, Inc. Class A..........................       140,800         1,086,800
  *American Superconductor Corp.............................        69,200           873,650
  *American Technical Ceramics Corp.........................        17,200           162,325
  *American Telecasting, Inc................................        22,000            16,844
  *#American United Global, Inc.............................        46,900            63,755
  *American Wagering, Inc...................................         3,000            15,375
  *American Waste Services, Inc. Class A....................       123,800           580,313
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  American Woodmark Corp....................................        44,829    $    1,238,401
  Americana Bancorp, Inc....................................        18,500           373,469
  *Amerihost Properties, Inc................................        63,600           314,025
  *AmeriLink Corp...........................................        19,000           282,625
  *Ameristar Casinos, Inc...................................       132,250           710,844
  Ameron, Inc...............................................        15,500           931,938
  *Ames Department Stores, Inc..............................        33,800           833,381
  *Amistar Corp.............................................        28,300           100,377
  Ampco-Pittsburgh Corp.....................................        72,100         1,063,475
  *Ampex Corp. Class A......................................       117,800           265,050
  Amplicon, Inc.............................................        58,000         1,145,500
  *Amrep Corp...............................................        63,610           524,783
  *Amsurg Corp. Class A.....................................         6,331            59,749
  *Amsurg Corp. Class B.....................................        40,795           392,652
  *Amtech Corp..............................................       119,400           559,688
  *Amtran, Inc..............................................        88,200         1,697,850
  Amwest Insurance Group, Inc...............................        51,535           802,013
  *Amylin Pharmaceuticals, Inc..............................        44,900           191,527
  *Anadigics, Inc...........................................        29,000           419,594
  *Analogy, Inc.............................................        28,100           152,794
  Analysis & Technology, Inc................................        40,200           786,413
  *Analytical Surveys, Inc..................................        27,900           782,944
  *Anaren Microwave, Inc....................................        41,700           697,172
  *#Andean Development Corp.................................         5,500            23,719
  *Andersen Group, Inc......................................        15,000           115,313
  Andover Bancorp, Inc. DE..................................        34,025         1,161,103
  *Andrea Electronics Corp..................................        37,700           570,213
  *Anergen, Inc.............................................       142,000           323,938
  *Anesta Corp..............................................        86,700         1,587,694
  *#Angeion Corp............................................       132,600           339,788
  Angelica Corp.............................................        85,700         1,928,250
  *Anicom, Inc..............................................        60,500           837,547
  *Ansaldo Signal N.V.......................................        41,000           164,000
  *Ansoft Corp..............................................        14,000           182,438
  *Apertus Technologies, Inc................................       126,300           161,822
  *#Aphton Corp.............................................        63,400           810,331
  *Apogee, Inc..............................................        41,400            93,150
  *Appliance Recycling Centers of America, Inc..............         3,500            10,719
  *Applied Digital Access, Inc..............................        86,000           451,500
  *Applied Extrusion Technologies, Inc......................        71,500           534,016
  *Applied Innovation, Inc..................................        92,800           736,600
  *Applied Microsystems Corp................................        33,500           137,141
  *Applied Science & Technology, Inc........................        38,100           355,997
  *Applied Signal Technologies, Inc.........................        75,000           890,625
  *Applied Voice Technology, Inc............................        57,400         1,078,044
  *Applix, Inc..............................................        46,300           193,881
  *Aquagenix, Inc...........................................        23,100            32,484
  Aquarion Co...............................................        30,200         1,007,925
  *Aquila Biopharmaceuticals, Inc...........................        10,044            48,965
  *Arabian Shield Development Co............................        66,200           179,981
  *Aradigm Corp.............................................        23,400           333,450
  *Arch Communications Group, Inc...........................       139,900           647,038
  *Arch Petroleum, Inc......................................        89,226           207,729
  *Ardent Software, Inc.....................................        50,064           616,413
  *#Argosy Gaming Corp......................................       199,300           722,463
  *Ariad Pharmaceuticals, Inc...............................       168,500           668,734
  *Ariel Corp...............................................        89,400           723,581
  *Ark Restaurants Corp.....................................        17,600           207,900
  *Arkansas Best Corp.......................................       151,500         1,467,656
  *Aronex Pharmaceuticals, Inc..............................       133,550           475,772

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Arrhythmia Research Technology, Inc......................        11,375    $       19,906
  *Arrow Automotive Industries, Inc.........................        31,300            66,513
  Arrow Financial Corp......................................        27,450           864,675
  *Arthrocare Corp..........................................        39,700           709,638
  *Artisoft, Inc............................................        66,900           199,655
  *Artra Group, Inc.........................................        65,200           207,825
  *Arts Way Manufacturing Co., Inc..........................           100               875
  *Asahi/Amer, Inc..........................................         4,000            25,500
  *Asante Technologies, Inc.................................        45,600           114,000
  *Aseco Corp...............................................        21,100           105,500
  *Ashworth, Inc............................................       102,200         1,293,469
  *Assisted Living Concepts, Inc............................        78,800         1,270,650
  *Astea International, Inc.................................        34,000            96,688
  *Astec Industries, Inc....................................        98,100         3,218,906
  Astro-Med, Inc............................................        58,175           443,584
  *Astronics Corp...........................................        23,725           286,183
  *Asyst Technologies, Inc..................................        32,600           538,919
  Atalanta Sosnoff Capital Corp.............................        22,500           232,734
  *Atchison Casting Corp....................................        77,700         1,403,456
  *Athey Products Corp......................................        31,085           145,711
  *Atkinson (Guy F.) of California..........................        33,200             2,594
  *Atlantic American Corp...................................       116,725           525,263
  *Atlantic Bank and Trust Co...............................        13,800           332,925
  *Atlantic Coast Airlines, Inc.............................       130,000         3,904,063
  *Atlantic Gulf Communities Corp...........................        76,200           230,981
  *Atlantic Premium Brands, Ltd.............................        20,000            61,250
  *Atlantis Plastics, Inc...................................        32,800           262,400
  Atrion Corp...............................................        59,850           598,500
  *#Atrix Labs, Inc.........................................        53,006           861,348
  *Au Bon Pain, Inc. Class A................................        66,900           618,825
  *Audiovox Corp. Class A...................................       125,600           643,700
  *Audits & Surveys Worldwide, Inc..........................        52,922           168,689
  *Ault, Inc................................................        34,500           205,922
  *Aura Systems, Inc........................................        32,000            91,000
  *Aurora Biosciences Corp..................................        55,000           419,375
  *Auspex Systems, Inc......................................       153,100           865,972
  Autocam Corp..............................................        58,448         1,117,818
  *Autoimmune, Inc..........................................        87,600           246,375
  *Autoinfo, Inc............................................        73,413            20,647
  *Autologic Information International, Inc.................        27,500           185,625
  *Automobile Protection Corp...............................        51,900           640,641
  *Autonomous Technologies Corp.............................        62,000           311,938
  *Autote Corp. Class A.....................................       255,300           718,031
  *#Avatex Corp.............................................        26,200            57,313
  *Avecor Cardiovascular, Inc...............................        65,700           455,794
  Avert, Inc................................................        17,400           110,925
  *Aviall, Inc..............................................        41,700           609,863
  *Avigen, Inc..............................................        58,000           201,188
  *Aviva Petroleum, Inc. Deposit Shares (Representing 5
    Shares).................................................         5,000             4,688
  *Avondale Financial Corp..................................        13,600           241,825
  *Award Software International, Inc........................        18,800           220,900
  *Aware, Inc...............................................        10,000           108,438
  *Axiohm Transaction Solutions, Inc........................         7,122            92,141
  *Axsys Technologies, Inc..................................        17,100           380,475
  *Axys Pharmaceuticals, Inc................................       202,830         1,565,594
  *Aydin Corp...............................................        43,250           410,875
  Aztec Manufacturing Co....................................        55,826           746,673
  *BCT International, Inc...................................        16,300            49,919
  BEI Electronics, Inc......................................        42,800           191,263
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  BEI Technologies, Inc.....................................        42,100    $      781,481
  *BFX Hospitality Group, Inc...............................        34,000            78,625
  BHA Group Holdings, Inc. Class A..........................        84,954         1,449,529
  *BI, Inc..................................................        85,900           826,788
  *#BPI Packaging Technologies, Inc.........................        19,800            19,491
  *BRC Holdings, Inc........................................        16,600           309,175
  BSB Bancorp, Inc..........................................       111,562         3,507,230
  BT Financial Corp.........................................        26,608           730,889
  *BTG, Inc.................................................        33,000           316,594
  *BTU International, Inc...................................        44,700           212,325
  *BWAY Corp................................................        83,550         2,125,303
  *Back Bay Restaurant Group, Inc...........................        26,600           209,475
  Badger Meter, Inc.........................................        48,100         1,737,613
  Badger Meter, Inc. Class B................................        16,500           596,063
  *Badger Paper Mills, Inc..................................           200             1,675
  Bairnco Corp..............................................       105,400         1,001,300
  Baker (J.), Inc...........................................       114,000         1,389,375
  *Baker (Michael) Corp.....................................        72,214           713,113
  *Baker (Michael) Corp. Class B............................        15,400           152,075
  Balchem Corp..............................................         5,200           108,550
  Baldwin Piano & Organ Co..................................        37,900           598,109
  *Baldwin Technology, Inc. Class A.........................       135,000           826,875
  *Ballantyne Omaha, Inc....................................        81,600         1,494,300
  *Baltek Corp..............................................        21,562           225,053
  Bancfirst Ohio Corp.......................................        26,600           751,450
  *Bancinsurance Corp.......................................        31,400           202,138
  Bancorp Connecticut, Inc..................................        22,880           460,460
  *Bangor Hydro-Electric Co.................................        54,000           465,750
  *Bank Plus Corp...........................................       103,000         1,326,125
  *Bank United Financial Corp. Class A......................        44,400           795,038
  Bank West Financial Corp..................................         2,500            35,469
  *Banner Aerospace, Inc....................................       178,100         2,103,806
  *Banyan System, Inc.......................................       155,000         1,225,469
  *Barnwell Industries, Inc.................................        11,800           185,850
  *Barra, Inc...............................................        60,100         1,220,781
  *Barrett Business Services, Inc...........................        49,800           610,050
  *Barringer Technologies, Inc..............................        30,600           327,038
  *Barrister Information Systems Corp.......................         7,866             9,341
  *Barry (R.G.) Corp........................................       178,235         2,651,246
  *Barrys Jewelers, Inc.....................................           192                66
  *#Base Ten Systems, Inc. Class A..........................        37,500           196,875
  *Basin Exploration, Inc...................................        98,700         1,560,694
  *Bayard Drilling Technologies, Inc........................         1,730            19,144
  *Baycorp Holdings, Ltd....................................         4,200            30,450
  Bayonne Bancshares, Inc...................................        12,100           195,491
  *Bayou Steel Corp. Class A................................        48,850           314,472
  *Beard Co.................................................        26,533           126,032
  Beauticontrol Cosmetics, Inc..............................        33,000           301,125
  *Beazer Homes USA, Inc....................................        61,800         1,405,950
  *Bel Fuse, Inc............................................        86,500         2,292,250
  *Bell Industries, Inc.....................................        76,472           965,459
  *Bell Microproducts, Inc..................................        54,500           403,641
  *Bell Sports Corp.........................................       119,112         1,116,675
  *Bellwether Exploration Co................................       106,500           955,172
  *Ben & Jerry's Homemade, Inc. Class A.....................        30,600           598,613
  *Benchmark Electronics, Inc...............................        44,000           888,250
  *Benchmarq Microelectron..................................        34,300           503,781
  *Benihana, Inc............................................         9,500           111,031
  *Benihana, Inc. Class A...................................         1,400            16,013
  *Bentley Pharmaceuticals, Inc.............................        24,350            59,353
  Berkshire Gas Co..........................................         8,300           185,713

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Berlitz International, Inc...............................        68,300    $    1,895,325
  *Bertuccis, Inc...........................................        53,200           546,963
  *Bethlehem Corp...........................................           200               519
  Beverly Bancorporation, Inc...............................         2,310            60,204
  *Big 4 Ranch, Inc.........................................        35,000                 0
  Binks Sames Corp..........................................        61,300         2,574,600
  *Bio Vascular, Inc........................................         5,000            23,906
  *Bio-Logic Systems Corp...................................        23,400           118,463
  *#Bio-Plexus, Inc.........................................        13,200            40,013
  *Bio-Response, Inc........................................        60,000             1,350
  *#Biocircuits Corp........................................        10,100                 0
  *Biocryst Pharmaceuticals, Inc............................        79,200           631,125
  *Biofield Corp............................................         2,300             8,913
  *Biomatrix, Inc...........................................        83,600         2,842,400
  *Biomerica, Inc...........................................        26,100            50,569
  *Biosepra, Inc............................................        37,900            62,772
  *Biosite Diagnostics, Inc.................................        99,000         1,218,938
  *Biosource International, Inc.............................        70,000           463,750
  *Biospecifics Technologies Corp...........................        21,700           115,281
  *#Biospherics, Inc........................................        39,500           161,703
  *Black Hawk Gaming & Development, Inc.....................        14,500           145,453
  Blair Corp................................................        56,000         1,666,000
  Blimpie International.....................................        43,450           141,213
  *Blonder Tongue Laboratories, Inc.........................         2,600            25,025
  *Bluegreen Corp...........................................        93,229           780,793
  *Boca Research, Inc.......................................        45,300           233,578
  *Bolder Technologies Corp.................................        23,200           269,700
  *Bolle, Inc...............................................        36,966           192,916
  *Bolt Technology Corp.....................................        32,950           333,619
  *Bombay Co., Inc..........................................       125,800           550,375
  *Bon-Ton Stores, Inc......................................        64,300         1,085,063
  *Bonded Motors, Inc.......................................        14,000           136,500
  *Bone Care International, Inc.............................        40,500           405,000
  *Bontex, Inc..............................................         2,200             7,975
  *Books-a-Million, Inc.....................................       140,000           713,125
  Boston Acoustics, Inc.....................................        37,300         1,244,888
  *Boston Chicken, Inc......................................         5,000            10,234
  *Boston Communications Group, Inc.........................        67,000           573,688
  Bostonfed Bancorp, Inc....................................         8,000           188,000
  Bowl America, Inc. Class A................................        56,160           505,440
  *#Bowmar Instrument Corp..................................        55,800           122,063
  *Boyds Wheels, Inc........................................         5,300             1,378
  *Bradley Pharmaceuticals, Inc. Class A....................         8,400            19,294
  *Brauns Fashions Corp.....................................        20,800           249,600
  *Brazos Sportswear, Inc...................................         5,630            26,743
  Brenton Banks, Inc........................................        10,102           208,046
  *Brewer (C.) Homes, Inc. Class A..........................        39,300            93,338
  Bridgford Foods Corp......................................        69,190           892,983
  *Brilliant Digital Entertainment, Inc.....................        55,000           171,875
  *Brite Voice Systems, Inc.................................       104,000         1,124,500
  Broad National Bancorporation.............................        22,611           496,029
  *Broadband Technologies, Inc..............................        61,500           374,766
  *Broadway & Seymour, Inc..................................        68,100           404,344
  #Brooke Group, Ltd........................................       111,900         1,119,000
  *Brooks Automation, Inc...................................        84,200         1,094,600
  *Brookstone, Inc..........................................        58,600           827,725
  *Brooktrout Technology, Inc...............................        90,150         1,642,420
  *Brothers Gourmet Coffees, Inc............................        58,669            62,336
  *Brown & Sharpe Manufacturing Co. Class A.................        95,675         1,267,694
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  Brown Group, Inc..........................................         1,000    $       17,938
  Bryn Mawr Bank Corp.......................................         1,000            50,313
  *Buckhead America Corp....................................         3,500            26,469
  *Builders Transport, Inc..................................        52,100            10,583
  *Building Materials Holding Corp..........................       104,900         1,448,931
  *Bull Run Corp. GA........................................       171,700           810,209
  *Business Resource Group..................................        29,000            97,875
  *Butler International, Inc................................        42,627         1,031,041
  Butler Manufacturing Co...................................         8,000           280,000
  *Buttrey Food & Drug Stores Co............................        52,700           785,559
  C & D Technologies, Inc...................................        13,400           750,400
  *C ATS Software, Inc......................................        29,500           165,938
  *C-COR Electronics, Inc...................................        45,600           721,050
  *#C-Phone Corp............................................        37,300           192,911
  *C.P. Clare Corp..........................................        42,000           517,125
  CB Bancshares, Inc. HI....................................           818            33,027
  *CBT Group P.L.C..........................................         8,595           428,695
  *CCA Industries, Inc......................................        34,700            97,052
  *CE Software Holdings, Inc................................         2,180             4,905
  *CEM Corp.................................................        41,500           552,469
  *#CET Environmental Services, Inc.........................        23,700            84,431
  *CFI Proservices, Inc.....................................        36,600           579,881
  *CFM Technologies, Inc....................................        21,600           247,050
  CFSB Bancorp, Inc.........................................        10,719           298,136
  *CMC Industries, Inc......................................        41,800           384,038
  CMI Corp. Class A.........................................       264,699         2,117,592
  *CML Group, Inc...........................................       292,100           949,325
  *CNS Income...............................................        85,400           352,275
  *CPAC, Inc................................................        38,578           421,947
  CPB, Inc..................................................        27,700           529,763
  *CPI Aerostructures, Inc..................................         2,500             5,625
  *CSP, Inc.................................................        65,230           662,492
  *#CTC Communications Corp. Class 1........................        59,500           491,805
  CTG Resources, Inc........................................        20,600           478,950
  CVB Financial Corp........................................        24,387           521,272
  *Cache, Inc...............................................        80,125           373,082
  *Caci International, Inc. Class A.........................        33,900           674,822
  *#Cade Industries, Inc....................................        41,800           152,178
  *Cadiz Land, Inc..........................................       134,400         1,780,800
  Cadmus Communications Corp................................        58,900         1,494,588
  *Cadus Pharmaceutical Corp................................        11,400            67,688
  *Caere Corp...............................................       105,000         1,473,281
  Cagle's, Inc. Class A.....................................       104,900         1,324,363
  Cal-Maine Foods, Inc......................................         4,000            21,375
  *Calcomp Technology, Inc..................................        39,200           127,400
  *#California Amplifier, Inc...............................        66,100           173,513
  *#California Culinary Academy, Inc........................        17,300           134,075
  *California Micro Devices Corp............................        50,100           289,641
  California State Bank.....................................        21,959         1,070,501
  *Callon Petroleum Co......................................        46,700           770,550
  *Calloways Nursery, Inc...................................         1,700             3,878
  *Calumet Bancorp, Inc.....................................         5,925           218,484
  *Cambex Corp..............................................        82,300            48,557
  *Cambridge Heart, Inc.....................................        32,000           262,000
  Cambridge Neuroscience, Inc...............................        84,500            75,258
  *Cameron Ashley Building Products, Inc....................        43,000           747,125
  Cameron Financial Corp....................................        11,500           237,188
  *Campo Eletronics, Appliances & Computers, Inc............        49,700            16,308
  *Candela Laser Corp.......................................        28,900            97,989
  *Candies, Inc.............................................        59,300           379,891

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CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Canisco Resources, Inc...................................         8,600    $       27,950
  *Cannon Express, Inc. Class A.............................         3,250            27,828
  *#Cannondale Corp.........................................        73,200         1,029,375
  *Cantel Industries, Inc. Class B..........................        26,800           232,825
  *Canyon Resources Corp....................................       226,000           211,875
  Cape Cod Bank & Trust Co..................................        30,100         1,204,000
  *Capital Associates, Inc..................................        21,050            82,884
  *Capital Pacific Holdings, Inc............................        65,800           271,425
  *Capital Senior Living Corp...............................        18,000           232,875
  Capitol Bancorp, Ltd......................................        22,904           604,093
  Capitol Transamerica Corp.................................        35,545           732,005
  *Cardiotech International, Inc............................        12,957            26,724
  *Cardiovascular Diagnostics...............................        31,200           191,100
  *Cardiovascular Dynamics, Inc.............................        65,036           426,799
  *Care Group, Inc..........................................        77,100            22,889
  *Caretenders Healthcorp...................................        11,500            82,656
  *Carlyle Industries, Inc..................................         4,675             6,720
  Carnegie Bancorp..........................................         6,160           220,605
  *Carnegie Group, Inc......................................        29,700           113,231
  *Carr-Gottstein Foods Co..................................        71,766           515,818
  *Carrington Laboratories, Inc.............................        76,300           323,083
  *Carson, Inc..............................................        10,500            64,313
  *Carver Corp. WA..........................................        60,803            23,751
  Cascade Corp..............................................        54,400           931,600
  Cascade Natural Gas Corp..................................        52,700           820,144
  *Casco International, Inc.................................         5,022            17,734
  Cash America International, Inc...........................        27,700           467,438
  *Casino America, Inc......................................       200,500           798,867
  *Casino Data Systems......................................        93,800           322,438
  *Casino Magic Corp........................................        71,300           140,372
  *Casino Resource Corp.....................................        10,700             9,864
  *Castelle.................................................        19,800            73,013
  Castle Energy Corp........................................         7,300           146,913
  *Catalina Lighting, Inc...................................        60,600           231,038
  *Catalyst International, Inc..............................        40,400           520,150
  *Catalyst Semiconductor, Inc..............................        58,300            37,348
  *Catherines Stores Corp...................................        59,900           593,384
  Cato Corp. Class A........................................       194,900         2,935,681
  Cavalier Homes, Inc.......................................       149,981         1,677,912
  *Cayenne Software, Inc....................................        95,100           194,658
  *Ceanic Corp..............................................        58,000           855,500
  *#Cel-Sci Corp............................................        23,700           112,575
  *Celadon Group, Inc.......................................        69,000           991,875
  *Celebrity, Inc...........................................        54,000            74,250
  *Celeritek, Inc...........................................        44,000           342,375
  *Celestial Seasonings, Inc................................        19,000           868,063
  *Celgene Corp.............................................       115,300         1,127,778
  *#Cell Genesys, Inc.......................................       216,005         1,829,292
  *Cellegy Pharmaceuticals, Inc.............................        10,200            55,463
  *Cellpro, Inc.............................................        74,200           259,700
  *Cellular Technical Services Co., Inc.....................        90,600            92,016
  *Celtrix Pharmaceuticals, Inc.............................        91,800           269,663
  Cenit Bancorp, Inc........................................        12,600           307,125
  *Centennial Bancorp.......................................        68,484         1,168,508
  *Centigram Communications Corp............................        51,900           651,994
  Central Co-Operative Bank Somerville, MA..................         8,800           250,250
  *Central Reserve Life Corp................................        33,700           246,431
  *Central Sprinkler Corp...................................        41,600           384,800
  Central Vermont Public Service Corp.......................        52,500           767,813
  Centris Group, Inc........................................       108,200         1,420,125
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Centura Software Corp....................................        63,100    $      140,003
  Century Bancorp Income Class A............................         1,000            22,125
  *Ceradyne, Inc............................................       115,100           604,275
  Cerberonics, Inc. Class A.................................         3,500            32,594
  *Cerion Technologies, Inc.................................        31,000            55,219
  *Cerprobe Corp............................................        36,300           483,244
  *Chad Therapeutics........................................        71,466           415,396
  Champion Industries, Inc..................................        42,000           532,875
  *Charles, JW Financial Services, Inc......................        15,100           153,831
  *Chart House Enterprises, Inc.............................        74,500           623,938
  Chart Industries, Inc.....................................        15,600           358,800
  *Charter Federal Savings Bank (Escrow)....................        43,340                 0
  Chase Corp................................................        19,700           285,650
  *Chase Industries, Inc....................................        60,500         1,871,719
  *Chattem, Inc.............................................        69,500         1,837,406
  *Chaus (Bernard), Inc.....................................         5,360            25,460
  *Check Technology Corp....................................        31,900           149,531
  *Checkmate Electronics, Inc...............................        27,400           216,631
  *Chemfab Corp.............................................       141,300         3,223,406
  *Chemtrak, Inc............................................        31,250            13,184
  *Cherry Corp. Class A.....................................         3,600            61,650
  *Cherry Corp. Class B.....................................        10,400           180,050
  *Chesapeake Biological Laboratories, Inc. Class A.........         3,000            21,563
  Chesapeake Energy Corp....................................       136,699           589,515
  Chesapeake Utilities Corp.................................        22,275           389,813
  Chester Valley Bancorp....................................           957            30,744
  Chic by His, Inc..........................................        80,000           670,000
  Chicago Rivet & Machine Co................................        20,000           655,000
  *Chicos Fas, Inc..........................................        66,900           723,356
  *Children's Comprehensive Services, Inc...................        34,250           582,250
  *#Childrens Broadcasting Corp.............................        29,500            94,031
  *Childtime Learning Centers, Inc..........................        23,500           477,344
  *Chirex, Inc..............................................        26,400           559,350
  *#Chock Full O' Nuts Corp.................................        92,330           698,246
  *Cholestech Corp..........................................        72,900           931,753
  *Christiana Companies, Inc................................        22,400           875,000
  *Chromcraft Revington, Inc................................        56,000         2,131,500
  *Chronimed, Inc...........................................        66,200           823,363
  *Chrysalis International Corp.............................        90,000           153,281
  *Chyron Corp..............................................        23,853            92,430
  *Cidco, Inc...............................................        85,700           690,956
  *Cima Laboratories, Inc...................................        45,500           177,023
  *Ciprico, Inc.............................................        41,895           526,306
  *Circon Corp..............................................        42,322           581,928
  *Circuit City Stores, Inc. - Carmax Group.................       142,000         1,375,625
  *Circuit Systems, Inc.....................................        26,200           106,438
  *Citadel Holding Corp.....................................        35,700           178,500
  *Citation Computer System, Inc............................        30,000           180,000
  *Citation Corp............................................        12,000           231,750
  Citfed Bancorp, Inc.......................................        31,350         1,531,252
  *Citizens, Inc. Class A...................................        64,850           393,153
  City Holding Co...........................................         2,142            93,445
  *Civic Bancorp............................................        39,690           736,746
  *Claremont Technology Group, Inc..........................        90,000         1,788,750
  *Clark (Dick) Productions, Inc............................        12,180           226,091
  *Clean Harbors, Inc.......................................        82,400           222,738
  *Clintrials Research, Inc.................................       150,600           823,594
  *Coast Distribution System................................        43,600           168,950

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CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  Coastal Bancorp, Inc......................................        30,400    $    1,181,800
  *Coastal Physician Group, Inc.............................        58,400            29,200
  *Coastcast Corp...........................................        59,300         1,104,463
  *Cobra Electronic Corp....................................       125,100           676,322
  *Cocensys, Inc............................................       171,800           531,506
  *Code-Alarm, Inc..........................................        20,300            46,944
  *#Coeur d'Alene Mines Corp. ID............................        77,000           678,563
  *Coffee People, Inc.......................................        28,000            94,500
  *Cognitronics Corp........................................        57,450           811,481
  *Coho Energy, Inc.........................................       141,300         1,170,141
  *#Cohr, Inc...............................................        36,900           264,066
  *Cold Metal Products, Inc.................................        51,800           255,763
  *Cole (Kenneth) Productions, Inc. Class A.................        62,400         1,431,300
  Collagen Corp.............................................        52,300         1,023,119
  *Collagenex Pharmaceuticals, Inc..........................        20,000           197,500
  Collins Industries, Inc...................................        86,325           450,509
  #Colonial Gas Co..........................................        26,650           757,859
  *Columbia Banking System, Inc.............................        42,143         1,048,320
  *Columbia Laboratories, Inc...............................         8,000            67,500
  *Columbus Energy Corp.....................................        16,857           125,374
  *Comarco, Inc.............................................        47,200         1,010,375
  *Comdial Corp.............................................       151,433         1,750,944
  *Comforce Corp............................................       120,866         1,178,444
  Commercial Bancshares, Inc................................        19,624           488,147
  Commercial Bank of New York...............................        15,650           402,009
  Commercial Intertech Corp.................................        53,400         1,014,600
  *#Commodore Applied Technologies, Inc.....................       177,700           388,719
  Commonwealth Industries, Inc..............................       102,800         1,516,300
  Communications Systems, Inc...............................       118,500         2,088,563
  Community Bank System, Inc................................        53,700         1,822,444
  Community Banks, Inc......................................           346             8,737
  Community Financial Corp..................................        10,200           208,463
  *Community Medical Transport, Inc.........................        15,300            16,734
  Community Savings Bankshares, Inc.........................         7,500           268,125
  *#Comnet Corp.............................................        30,300           412,838
  *Compdent Corp............................................        82,200         1,202,175
  *Competitive Technologies, Inc............................       109,100         1,084,181
  *#Complete Management, Inc................................        68,099           459,668
  *Comprehensive Care Corp..................................        23,320           236,115
  *Comptek Research, Inc....................................        59,300           533,700
  *#Computer Learning Centers, Inc..........................        12,000           205,875
  *Computer Manangement Sciences, Inc.......................        17,700           414,844
  *Computer Network Technology Corp.........................       168,800           902,025
  *Computer Outsourcing Services, Inc.......................        18,100           177,606
  *Computrac, Inc...........................................        59,900            59,900
  *Comshare, Inc............................................        64,800           549,788
  *Comstock Resources, Inc..................................       127,900         1,279,000
  *Comtech Telecommunications Corp..........................        11,900           117,513
  *Concentra Corp...........................................        31,300           138,894
  *Concord Camera Corp......................................        43,200           271,350
  *Concord Fabrics, Inc. Class A............................        45,500           443,625
  *Concord Fabrics, Inc. Class B............................        25,700           250,575
  *Concurrent Computer Corp.................................        84,280           335,803
  *Conductus, Inc...........................................        35,500           126,469
  *Cone Mills Corp. NC......................................        76,100           732,463
  *Congoleum Corp. Class A..................................        22,700           228,419
  *Conmed Corp..............................................        15,099           321,326
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  Connecticut Energy Corp...................................        22,650    $      658,266
  Connecticut Water Services, Inc...........................        42,350         1,396,227
  *Connitics Corp...........................................        46,900           190,531
  *Consep, Inc..............................................        49,700            66,784
  *Consilium, Inc...........................................        68,700           215,761
  *Conso Products Co........................................        59,000           516,250
  *Consolidated Delivery and Logistics, Inc.................        20,700            97,678
  *Consolidated Stainless, Inc..............................        16,150             5,299
  Consolidated Tokoma Land Co...............................         6,800           119,850
  *Consumer Portfolio Services, Inc.........................       112,000         1,330,000
  *Consumers Financial Corp.................................        26,000            17,875
  Consumers Water Co........................................        41,400           892,688
  *Continental Can, Inc. DE.................................        21,100           775,425
  *Continental Materials Corp...............................         9,700           357,688
  *Continucare Corp.........................................        10,400            55,250
  *Converse, Inc............................................        79,700           398,500
  Cooker Restaurant Corp....................................        82,600           867,300
  *Cooper Development Co....................................            13                 0
  *Cooperative Bankshares, Inc..............................         3,000            55,500
  *Copart, Inc..............................................        41,350           736,547
  *Copley Pharmaceutical, Inc...............................        77,600           482,575
  *Copytele, Inc............................................        73,100           239,859
  *Coram Healthcare Corp....................................       228,000           470,250
  *Corcom, Inc..............................................        63,400           800,425
  *Core Materials Corp......................................        14,800            74,000
  *Core, Inc................................................        33,500           344,422
  *Cornell Corrections, Inc.................................        67,200         1,478,400
  *Cornerstone Imaging, Inc.................................        56,300           411,694
  *Correctional Services Corp...............................        54,000           759,375
  *Corrpro Companies, Inc...................................        33,400           513,525
  *Cortech, Inc.............................................       114,300            58,936
  *Corvas International, Inc................................        97,900           431,372
  *Corvel Corp..............................................         6,200           235,019
  *Cosmetic Centers, Inc. Class C...........................         8,645            29,177
  *Cost Plus, Inc...........................................        23,900           709,531
  *Costilla Energy, Inc.....................................        28,100           301,197
  *Cotelligent Group, Inc...................................        78,700         1,583,838
  Cotton States Life Insurance Co...........................        12,000           205,500
  Courier Corp..............................................        31,700         1,164,975
  *Covenant Transport, Inc. Class A.........................        94,000         1,527,500
  *Cover-All Technologies, Inc..............................        83,445           222,955
  Covest Bancshares, Inc....................................        45,000           832,500
  *Coyote Network Systems, Inc..............................        11,930            51,075
  Craftmade International, Inc..............................        45,000           720,000
  *#Craig (Jenny), Inc......................................        64,650           391,941
  *Craig Corp...............................................        43,900           570,700
  *Craig Corp. Class A......................................        43,900           559,725
  *Creative Biomolecules, Inc...............................       280,000         1,666,875
  *Creative Computers, Inc..................................        46,400           377,000
  *#Cree Research, Inc......................................        91,500         1,401,094
  *Criticare Systems, Inc...................................        46,700           143,019
  Cross (A.T.) Co. Class A..................................        84,700           979,344
  *Cross-Continent Auto Retailers, Inc......................        29,000           233,813
  *Crossman Communities, Inc................................        90,000         2,677,500
  *Crowley, Milner & Co.....................................        12,200            74,725
  *Crown Books Corp.........................................        11,900            27,147
  *Crown Central Petroleum Corp. Class A....................        22,300           327,531
  *Crown Central Petroleum Corp. Class B....................        23,800           343,613
  Crown Crafts, Inc.........................................        37,200           527,775

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
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Crown Resources Corp.....................................       117,700    $      522,294
  *Crown Vantage, Inc.......................................        59,200           606,800
  *Crown-Andersen, Inc......................................        10,500            45,938
  *Cryolife, Inc............................................        73,400         1,211,100
  *Crystal Oil Co...........................................         5,000           207,500
  Cubic Corp................................................        29,850           876,844
  *#Cubist Pharmaceuticals, Inc.............................         3,500            17,719
  *Cuisine Solutions, Inc...................................       211,800           211,800
  Culp, Inc.................................................       178,580         3,125,150
  *Cyanotech Corp...........................................        59,150           205,177
  *#Cybercash, Inc..........................................        39,600           596,475
  *Cyberguard Corp..........................................        37,800           451,238
  *Cybermedia, Inc..........................................        29,600           180,375
  *Cyberonics, Inc..........................................        85,700           974,838
  *Cyberoptics Corp.........................................        30,400           517,750
  *Cybex Corp...............................................        40,650           934,950
  *Cybex International, Inc.................................        72,300           732,038
  *Cygnus, Inc..............................................        24,000           223,125
  *Cypros Pharmaceutical Corp...............................       102,900           495,206
  *Cyrk, Inc................................................       102,300         1,211,616
  *Cytel Corp...............................................       170,500           285,055
  *#Cytogen Corp............................................       145,700           141,147
  *Cytotherapeutics, Inc....................................       134,400           258,300
  *Cytrx Corp...............................................        44,400           113,775
  D&N Financial Corp........................................        64,350         1,661,034
  *DDL Electronics, Inc.....................................       171,500           117,906
  *DIY Home Warehouse, Inc..................................        70,000           177,188
  *DM Management Co.........................................        28,900           885,063
  *DNAP Holding Corp........................................         5,400            23,794
  *#DRS Technologies, Inc...................................        31,500           448,875
  *DSP Group, Inc...........................................        47,600           928,200
  *DSP Technology, Inc......................................        10,100            86,166
  *DVI, Inc.................................................        74,400         1,585,650
  *Dailey International, Inc................................        30,400           209,000
  *Daily Journal Corp.......................................           200             7,950
  *Dakotah, Inc.............................................         8,700             7,477
  *Daktronics, Inc..........................................        12,200            95,313
  *Damark International, Inc. Class A.......................        37,000           367,688
  Dames & Moore, Inc........................................        88,400         1,143,675
  Daniel Industries, Inc....................................        76,369         1,551,245
  *Danielson Holding Corp...................................           153             1,128
  *Darling International, Inc...............................        53,400           387,150
  *Data Broadcasting Corp...................................       128,236           861,586
  *#Data Dimensions, Inc....................................        55,100           783,453
  *Data I/O Corp............................................        65,600           311,600
  *Data Processing Resources Corp...........................         5,900           171,653
  *#Data Race, Inc..........................................        25,600            26,400
  Data Research Association, Inc............................        44,950           825,956
  *Data Systems & Software, Inc.............................        47,800           265,888
  *Data Systems Network Corp................................         3,641            11,492
  *Data Translation, Inc....................................        20,650            39,364
  *Data Transmission Network Corp...........................        21,300           817,388
  *Dataflex Corp............................................        39,125           155,889
  *Datakey, Inc.............................................        11,700            66,544
  *Datamarine International, Inc............................           200               925
  *Datametrics Corp.........................................        57,900           130,275
  *Datapoint Corp...........................................       134,400           277,200
  *Dataram Corp.............................................        14,900           180,663
  *Datastream Systems, Inc..................................        11,700           248,625
  *Dataware Technologies, Inc...............................        47,300           152,247
  *Datawatch Corp...........................................        60,000           123,750
  *Dataworks Corp...........................................        33,697           617,076
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Datron Systems, Inc......................................        23,200    $      176,900
  *Datum, Inc...............................................        72,600         1,073,119
  *Dave and Busters, Inc....................................        21,150           477,858
  *Davel Communications Group, Inc..........................        28,100           691,963
  *#Daw Technologies, Inc...................................       100,600           286,081
  *Dawson Geophysical Co....................................        44,700           713,803
  *Dawson Production Services, Inc..........................        70,200           785,363
  *Daxor Corp...............................................        46,000           626,750
  *Day Runner, Inc..........................................        53,700         1,181,400
  *Dayton Superior Corp. Class A............................        56,100         1,009,800
  Deb Shops, Inc............................................        69,000           543,375
  *Deckers Outdoor Corp.....................................        46,700           335,656
  Decorator Industries, Inc.................................        12,050           149,119
  *Deeptech International, Inc..............................        93,000         1,333,969
  Defiance, Inc.............................................        65,200           562,350
  *Del Global Technologies Corp.............................        59,016           671,307
  Del Laboratories, Inc.....................................       164,920         4,803,015
  Delta Natural Gas Co., Inc................................        18,800           323,125
  Delta Woodside Industries, Inc............................       146,700           871,031
  *Denamerica Corp..........................................        57,800           169,788
  *Dendrite International, Inc..............................        37,200         1,125,300
  *Dense-Pac Microsystems, Inc..............................        59,500           131,086
  *Depotech Corp............................................        65,200           109,006
  *Designs, Inc.............................................       129,600           198,450
  *Detection Systems, Inc...................................        66,186           674,270
  *Detrex Corp..............................................         9,500           124,094
  *Devcon International Corp................................        26,000            81,250
  *Devlieg-Bullard, Inc.....................................       105,000           272,344
  *Dewolfe Companies, Inc...................................         4,400            31,350
  *Diagnostic Health Services, Inc..........................        76,900           696,906
  *Diametrics Medical, Inc..................................       133,300           941,431
  *Diamond Home Services, Inc...............................        78,500           435,430
  *Diamond Multimedia Systems, Inc..........................        37,000           284,438
  *Dianon Systems, Inc......................................        34,900           325,006
  *Diatide, Inc.............................................        26,700           213,600
  *Digene Corp..............................................        63,900           531,169
  *Digi International, Inc..................................        52,100         1,190,159
  *Digital Biometrics, Inc..................................        72,000           122,625
  *Digital Communications Technology Corp...................           368               115
  *Digital Generation Systems, Inc..........................       102,300           402,806
  *Digital Link Corp........................................        72,700           640,669
  *Digital Power Corp.......................................        16,500            82,500
  Dime Financial Corp.......................................        22,700           800,175
  *Diodes, Inc..............................................        32,300           262,438
  *#Diversified Corporate Resources, Inc....................         5,500            68,406
  Dixie Group, Inc..........................................        48,819           625,493
  *Dixon Ticonderoga Co.....................................        27,450           363,713
  *Dominion Bridge Corp.....................................        74,600            92,084
  *Dominion Homes, Inc......................................        28,800           367,200
  Donegal Group, Inc........................................        18,533           489,966
  *Donnelley Enterprise Solutions, Inc......................         8,800           182,600
  Donnelly Corp. Class A....................................        59,750         1,321,969
  *Donnkenny, Inc...........................................        63,300           215,616
  *Dorsey Trailers, Inc.....................................        39,000           134,063
  *Dotronix, Inc............................................        87,000           126,422
  *Dravo Corp...............................................        66,500           748,125
  *Drew Industries, Inc.....................................        84,200         1,241,950
  *#Drexler Technology Corp.................................       112,550         1,667,147
  *Driver-Harris Co.........................................        23,498           240,855
  *Drug Emporium, Inc.......................................        92,600           361,719

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CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Drypers Corp.............................................        46,300    $      332,781
  *Duckwall-Alco Stores, Inc................................        41,200           746,750
  *Ducommun, Inc............................................        53,000         1,702,625
  Duff & Phelps Credit Rating Co............................        18,000         1,035,000
  *Dura Automotive Systems, Inc.............................         2,300            84,381
  *Durakon Industries, Inc..................................        54,500           575,656
  *#Duramed Pharmaceuticals, Inc............................       101,000           563,391
  *Dwyer Group, Inc.........................................        22,000            53,625
  *Dycom Industries, Inc....................................        14,700           420,788
  Dyersburg Corp............................................       107,300           757,806
  *Dynamic Healthcare Technologies, Inc.....................        45,900            73,870
  *Dynamic Materials Corp...................................         8,000            69,500
  *Dynamics Research Corp...................................        71,258           841,735
  *E-Z-Em, Inc. Class A.....................................        37,000           259,000
  *E-Z-Em, Inc. Class B.....................................        55,424           325,616
  *EA Engineering Science & Technology, Inc.................        78,975           261,605
  *#EA Industries, Inc......................................        78,150           283,294
  *ECC International Corp...................................       139,750           480,391
  *ECCS, Inc................................................         6,900            22,209
  *EFI Electronics Corp.....................................        65,400           109,341
  *EFTC Corp................................................        52,000           767,000
  *EIP Microwave, Inc.......................................         3,140             2,159
  *EIS International, Inc...................................        85,100           494,644
  *ELXSI Corp...............................................         8,300           107,381
  EMC Insurance Group, Inc..................................        26,900           406,863
  *ERLY Industries, Inc.....................................        28,944            83,214
  ESB Financial Corp........................................           242             4,598
  *ESCO Electronics Corp. Trust Receipts....................       101,076         1,813,051
  *ESSEF Corp...............................................       117,854         2,209,763
  *EXX, Inc. Class A........................................           300               863
  *EXX, Inc. Class B........................................           100               275
  Eagle Bancshares, Inc.....................................        38,400           892,800
  *Eagle Finance Corp.......................................        24,200             7,941
  *Eagle Food Centers, Inc..................................        82,600           345,888
  *Eagle Point Software Corp................................        40,500           280,969
  Easco, Inc................................................        70,400           924,000
  *East/West Communications, Inc............................        29,600            59,200
  Eastern Co................................................        26,000           693,875
  *Eateries, Inc............................................        17,000           129,094
  *Echelon International Corp...............................         1,100            29,769
  *Eclipse Surgical Technologies, Inc.......................        35,000           375,156
  *Ecogen, Inc..............................................        36,800            98,900
  Ecology & Environment, Inc. Class A.......................        11,900           116,025
  *Edelbrock Corp...........................................        47,200           879,100
  *Edison Control Corp......................................         7,000            53,375
  Edo Corp..................................................        51,200           476,800
  Educational Development Corp..............................         2,800            12,775
  *Educational Insights, Inc................................        52,300           107,869
  *Educational Medical, Inc.................................        15,500           155,969
  *Egghead, Inc.............................................       138,200         1,109,919
  *#Einstein/Noah Bagel Corp................................        32,700           156,347
  *Ekco Group, Inc..........................................       138,500         1,090,688
  *Elantec Semiconductor, Inc...............................        42,300           293,456
  *Elcom International, Inc.................................        28,000           114,625
  *Elcotel, Inc.............................................        88,389           466,804
  *Electric Fuel Corp.......................................        90,100           259,038
  *Electro Rent Corp........................................       114,450         2,746,800
  Electro Sensors, Inc......................................         2,300             8,194
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Electromagnetic Sciences, Inc............................       142,199    $    3,061,722
  *#Electronic Retailing System International, Inc..........        16,400            63,550
  Electronic Tele Communications, Inc. Class A..............        15,500            26,156
  Ellett Brothers, Inc......................................        44,000           225,500
  *Eltron International, Inc................................        44,700           994,575
  *Embrex, Inc..............................................       123,200           743,050
  *Emcee Broadcast Products, Inc............................        30,000            94,688
  *Emcon....................................................        71,450           317,059
  *Emcor Group, Inc.........................................        44,100           875,109
  *Emergent Group, Inc......................................        26,100           132,131
  *Emeritus Corp............................................       123,500         1,343,063
  *Emerson Radio Corp.......................................        77,100            38,550
  *Emisphere Technologies, Inc..............................        49,300           788,800
  *Empi, Inc................................................        36,000           625,500
  *#Empire of Carolina, Inc.................................        42,500            45,156
  *Employee Solutions, Inc. Class B.........................       198,500           803,305
  *Emulex Corp..............................................        53,800           393,413
  *En Pointe Technologies, Inc..............................        28,000           175,438
  *#Enamelon, Inc...........................................        46,900           473,397
  *Encad, Inc...............................................        18,400           193,775
  *Encore Computer Corp.....................................       318,300            87,533
  *Encore Wire Corp.........................................        65,050         2,014,517
  *Endosonics Corp..........................................       118,300           713,497
  *Energy Biosystems Corp...................................        91,300           194,013
  *Energy Conversion Devices, Inc...........................        61,400           719,531
  *Energy Research Corp.....................................        18,700           395,038
  Energynorth, Inc..........................................        32,526           870,071
  Energysouth, Inc..........................................        51,150         1,093,331
  Engineered Support Systems, Inc...........................        22,300           667,606
  *Engineering Measurements Co..............................        28,400           150,875
  Engle Homes, Inc..........................................        61,400           878,788
  *#Enlighten Software Solutions, Inc.......................         9,500            33,547
  Ennis Business Forms, Inc.................................       139,200         1,531,200
  *Enstar, Inc..............................................         9,266            63,704
  *#Entremed, Inc...........................................        21,500           616,109
  *Envirogen, Inc...........................................        13,900            25,411
  *Environmental Elements Corp..............................        48,600           197,438
  *Environmental Technologies Corp..........................        39,700           256,809
  *Environmental Tectonics Corp.............................        13,300           139,650
  *Envirosource, Inc........................................       345,100           787,259
  *Envirotest Systems Corp. Class A.........................        76,500         1,243,125
  *Enzon, Inc...............................................       136,200           727,819
  *#Epitope, Inc............................................        82,500           464,063
  *Equalnet Holding Corp....................................         2,300             5,822
  *Equimed, Inc.............................................         6,533            75,130
  *Equinox Systems, Inc.....................................        15,000           356,250
  *Equitex, Inc.............................................         1,300             4,063
  *Equitrac Corp............................................        15,700           307,131
  *Equity Marketing, Inc....................................        27,500           575,781
  *Equity Oil Co............................................       109,700           239,969
  *Ergo Science Corp........................................        61,400           282,056
  Eskimo Pie Corp...........................................        27,000           384,750
  Espey Manufacturing & Electronics Corp....................        21,000           305,813
  Essex County Gas Co.......................................         1,400            61,950
  *Evans & Sutherland Computer Corp.........................        34,300           862,859
  *Evans Systems, Inc.......................................        10,185            15,914
  *Evans, Inc...............................................       102,900            96,469
  Evergreen Bancorp, Inc. DE................................        44,800         1,167,600
  *Evergreen Resources, Inc.................................        68,100         1,230,056

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CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Exabyte Corp.............................................        83,100    $      815,419
  *Exar Corp................................................        79,400         1,838,606
  *Excalibur Technologies Corp..............................       115,500         1,270,500
  Excel Industries, Inc.....................................        91,500         1,818,563
  *Excel Technology, Inc....................................        49,922           503,900
  *Executive Telecard, Ltd..................................        89,600           247,800
  *Executone Information Systems, Inc.......................       195,200           423,950
  *Exogen, Inc..............................................        48,100           189,394
  *Expert Software, Inc.....................................        60,500           264,688
  *Exponent, Inc............................................        73,000           675,250
  *Ezcorp, Inc. Class A Non-Voting..........................        72,000           771,750
  F & M Bancorp (MD)........................................        16,175           636,891
  FCB Financial Corp........................................        18,000           580,500
  FCNB Corp.................................................        10,600           343,175
  FDP Corp..................................................        84,300         1,037,944
  *FEI Co...................................................        71,500           637,914
  FFLC Bancorp..............................................        14,233           287,329
  FFY Financial Corp........................................        20,100           665,813
  *FLIR Systems, Inc........................................        33,450           621,961
  FNB Rochester Corp........................................        17,100           349,481
  *FPA Corp.................................................       101,400           234,488
  *FRP Properties, Inc......................................        31,700         1,046,100
  FSF Financial Corp........................................        12,900           249,938
  *FTP Software, Inc........................................       148,800           395,250
  Fab Industries, Inc.......................................        30,700           832,738
  *Factory Card Outlet Corp.................................        25,100           194,525
  *Factset Research Systems, Inc............................        10,000           324,375
  Falcon Products, Inc......................................        63,560           826,280
  *Fansteel, Inc............................................        73,951           656,315
  *Farah, Inc...............................................        87,100           773,013
  *Farr Co..................................................        48,975           967,256
  Farrel Corp...............................................        26,200            86,788
  *#Fastcomm Communications Corp............................        52,200            80,747
  *Faxsav, Inc..............................................        10,100            39,769
  *Featherlite Manufacturing, Inc...........................        30,100           343,328
  Fed One Bancorp...........................................         2,500            93,750
  Fedders Corp..............................................        77,200           482,500
  Fedders Corp. Class A.....................................        23,712           142,272
  Federal Screw Works.......................................        21,600         1,163,700
  *#Female Health Co........................................        44,000           140,250
  *Ferrofluidics Corp.......................................        37,800           167,738
  *Fibermark, Inc...........................................        57,525         1,114,547
  *Fiberstars, Inc..........................................        15,300            80,325
  Fidelity Bancorp, Inc.....................................           302             7,701
  Fidelity Bancorp, Inc. Delaware...........................        13,700           330,513
  Fidelity Federal Bancorp..................................        16,940           127,050
  *Filenes Basement Corp....................................       176,050         1,089,309
  Financial Bancorp., Inc...................................        15,000           406,875
  *Finishmaster, Inc........................................        27,600           288,075
  First Albany Companies, Inc...............................         2,933            42,712
  *First American Health Concepts, Inc......................         4,200            19,950
  First Bancorp.............................................           400            13,400
  *First Banks America, Inc.................................         4,879           118,316
  First Bell Bancorp, Inc...................................         2,900            59,269
  *First Cash, Inc..........................................        37,200           421,988
  *First Central Financial Corp.............................        78,000               429
  First Charter Corp........................................         6,960           166,170
  First Coastal Bankshares, Inc.............................        87,950         1,533,628
  First Defiance Financial Corp.............................        39,492           610,892
  *#First Enterprise Financial Group, Inc...................        25,000             1,172
  First Essex Bancorp.......................................        33,900           769,106
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *First Federal Bancshares of Arkansas, Inc................         4,900    $      134,138
  First Federal Capital Corp................................        74,850         2,582,325
  First Federal Savings & Loan Association of East Hartford,
    CT......................................................        24,100           885,675
  First Financial Holdings, Inc.............................        84,400         1,928,013
  First Home Bancorp, Inc. NJ...............................           266             8,296
  First Indiana Corp........................................       110,940         2,735,364
  *First Investors Financial Services Group, Inc............        28,200           211,500
  First Keystone Financial, Inc.............................         9,700           186,725
  First Liberty Financial Corp..............................        74,550         1,779,881
  *#First Merchants Acceptance Corp.........................        39,100               391
  First Merchants Corp......................................        25,950         1,054,219
  First Midwest Financial, Inc..............................        12,100           288,131
  First Mutual Bancorp, Inc.................................        16,100           278,731
  First Mutual Savings Bank.................................        19,585           332,945
  First Northern Capital Corp...............................        41,000           563,750
  First Oak Brook Bancshares, Inc. Class A..................        10,000           478,750
  First Palm Beach Bancorp, Inc.............................        22,700           995,963
  *First Republic Bank......................................        68,049         2,262,629
  First Savings Bancorp, Inc. North Carolina................        19,700           466,644
  First Savings Bank........................................        16,000           408,500
  *First Team Sports, Inc...................................        42,650           105,292
  First Western Bancorp, Inc................................        47,075         1,456,383
  First Years, Inc..........................................        34,300         1,121,181
  FirstFederal Financial Services Corp......................        30,040           933,118
  *Firstwave Technologies, Inc..............................        35,700           171,806
  *Fischer Imaging Corp.....................................        51,900           227,063
  Flag Financial Corp.......................................         8,800           206,250
  Flamemaster Corp..........................................           247             1,328
  *Flander Corp.............................................       212,600         1,122,794
  *Flanigan's Enterprises, Inc..............................        10,300           123,600
  Flexsteel Industries, Inc.................................        61,800           799,538
  Florida Public Utilities Co...............................         6,200           158,875
  *Florsheim Group, Inc.....................................        42,300           391,275
  *Flow International Corp..................................       158,200         1,908,288
  *Fluor Daniel/GTI, Inc....................................         4,008            29,309
  Flushing Financial Corp...................................        30,700           821,225
  *Foilmark, Inc............................................        20,500            67,906
  Fonar Corp................................................         8,280            20,829
  *Foodarama Supermarkets, Inc..............................        22,000           756,250
  *Foothill Independent Bancorp.............................        22,937           412,866
  *Forensic Technologies International Corp.................        27,000           452,250
  *Forte Software, Inc......................................        64,200           329,025
  *Fortune Natural Resources Corp...........................        49,107            70,591
  *Foster (L.B.) Co. Class A................................       126,600           664,650
  *Fountain Oil, Inc........................................        98,300            89,084
  *Fountain Powerboat Industries, Inc.......................        23,200           236,350
  *Four Kids Entertainment, Inc.............................        19,900           157,956
  *Four Media Co............................................        46,000           369,438
  *Fourth Shift Corp........................................        49,500           166,289
  Frankfort First Bancorp, Inc..............................         4,150            67,956
  Franklin Bank National Associaton Southfield, MI..........        16,669           281,289
  *Franklin Electronic Publishers, Inc......................        39,900           428,925
  Freds, Inc. Class A.......................................        77,375         1,818,313
  *French Fragrances, Inc...................................        62,500         1,072,266

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CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  Frequency Electronics, Inc................................        62,539    $      984,989
  *Fresh America Corp.......................................        20,500           407,438
  *Fresh Choice, Inc........................................        50,000           192,188
  *Fresh Foods, Inc.........................................         2,375            39,781
  *Friedman Billings Ramsey Group, Inc. Class A.............        30,000           470,625
  Friedman Industries, Inc..................................       142,226           942,252
  *Friedmans, Inc. Class A..................................        55,000         1,086,250
  Frisch's Restaurants, Inc.................................        64,568           770,781
  Frontier Adjusters of America, Inc........................         1,000             2,438
  *Frontier Oil Corp........................................       209,300         1,739,806
  Frozen Food Express Industries, Inc.......................       101,900           999,894
  *#Fuisz Technologies, Ltd.................................        74,400           878,850
  Fulton Financial Corp.....................................        49,646         1,301,663
  *Funco, Inc...............................................        50,500           820,625
  *Fusion Medical Technologies, Inc.........................        16,400            66,625
  *G-III Apparel Group, Ltd.................................        44,770           270,019
  GA Financial, Inc.........................................         6,600           134,475
  GBC Bancorp...............................................        43,600         1,243,963
  *GKN Holding Corp.........................................        17,400            51,113
  *GNI Group, Inc...........................................        76,800           506,400
  *GP Strategies Corp.......................................        71,050         1,101,275
  *GRC International, Inc...................................       131,600         1,052,800
  *GT Bicycles, Inc.........................................        45,100           257,211
  *GTI Corp.................................................        55,400           153,216
  *GTS Duratek, Inc.........................................       104,800         1,224,850
  *GZA Geoenvironmental Technologies, Inc...................        15,800            81,963
  *Gadzooks, Inc............................................        40,000         1,116,250
  Gainsco, Inc..............................................       141,205         1,032,562
  *Galey & Lord, Inc........................................        95,000         2,351,250
  *Galileo Corp.............................................        69,300           991,856
  *Galoob Toys, Inc. DE.....................................        92,500         1,023,281
  Gamma Biologicals, Inc....................................        39,200           181,300
  *Gantos, Inc..............................................        27,300            38,817
  Garan, Inc................................................        33,600           928,200
  *Garden Botanika, Inc.....................................        58,200            63,656
  *Garden Fresh Restaurant Corp.............................        20,400           365,925
  *Garden Ridge Corp........................................        18,000           313,875
  *#Gardenburger, Inc.......................................        57,200           622,050
  *#Gargoyles, Inc..........................................        34,800            57,638
  *Garnet Resources Corp....................................        44,200               774
  *Gart Sports Co...........................................         9,306           145,406
  *Gasonics International, Inc..............................       112,000         1,151,500
  *Gatefield Corp...........................................       170,800           269,544
  *Gateway Industries, Inc..................................        11,120            24,325
  *#Geerling & Wade, Inc....................................        18,700            92,916
  *Gehl Co..................................................        27,900           514,406
  Gencor Industries, Inc....................................        31,600           718,900
  *Genelabs Technologies, Inc...............................       263,300           880,409
  *Genemedicine, Inc........................................       131,400           464,006
  *General Acceptance Corp..................................        12,500             9,766
  *General Cigar Holdings, Inc. Class A.....................         9,000            89,438
  *#General Datacomm Industries, Inc........................        92,400           421,575
  General Employment Enterprises, Inc.......................        19,221           240,263
  General Housewares Corp...................................        34,830           349,388
  *#General Magic, Inc......................................        31,500           332,719
  General Magnaplate Corp...................................         8,400            56,963
  *General Microwave Corp...................................         8,600            88,150
  *General Scanning, Inc....................................        57,400           878,938
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *General Surgical Innovations, Inc........................        72,400    $      307,700
  Genesee Corp. Class B.....................................           200             6,550
  *Geneva Steel Co. Class A.................................       108,300           372,281
  *Genicom Corp.............................................       109,900           882,634
  *Genlyte Group, Inc.......................................        69,700         1,847,050
  *Genome Therapeutics Corp.................................       138,600           905,231
  Genovese Drug Stores, Inc. Class A........................       128,584         2,555,607
  *Gensia Sicor, Inc........................................       169,000           707,688
  *Gensym Corp..............................................        39,500           235,148
  *#Genus, Inc..............................................       107,100           143,916
  *#Genzyme Transgenics Corp................................        74,900           720,913
  *Geoscience Corp..........................................        25,000           318,750
  *#Geotek Communications, Inc..............................        11,200             4,375
  *Geoworks.................................................        93,900           431,353
  *Geron Corp...............................................        32,400           357,413
  *Getty Petroleum Marketing, Inc...........................       104,500           613,938
  Getty Realty Corp. (Holding Co.)..........................        28,900           630,381
  *Giant Cement Holding, Inc................................        63,000         1,628,156
  *Giant Group, Ltd.........................................        53,300           363,106
  Giant Industries, Inc.....................................        87,500         1,646,094
  *Gibraltar Packaging Group, Inc...........................        33,500           100,500
  *Gibraltar Steel Corp.....................................        10,000           217,813
  *Giga-Tronics, Inc........................................        35,000           195,234
  *Gish Biomedical, Inc.....................................        74,750           275,641
  Glacier Bancorp, Inc......................................        15,880           436,700
  *Glacier Water Services, Inc..............................        30,600           902,700
  Gleason Corp..............................................       217,700         6,435,756
  *#Gliatech, Inc...........................................        63,100         1,167,350
  *Global Motorsport Group, Inc.............................        37,300           794,956
  *Global Payment Technologies, Inc.........................        25,300           302,019
  *Global Village Communication, Inc........................        97,000            97,000
  *Globalink, Inc...........................................        37,500           107,813
  *Globe Business Resources, Inc............................        20,900           300,438
  *Go Video, Inc............................................        86,400           253,800
  *#Golden Bear Golf, Inc...................................         5,400            37,800
  *Golden Books Family Entertainment, Inc...................        12,000            96,938
  Golden Enterprises, Inc...................................        48,600           306,788
  *Golden Oil Co. DE........................................            69                30
  *Golden State Bancorp, Inc................................        28,859         1,105,660
  *Good Guys, Inc...........................................       114,500         1,459,875
  GoodMark Foods, Inc.......................................        90,400         2,073,550
  Gorman-Rupp Co............................................        38,700           740,138
  *Gottschalks, Inc.........................................        59,800           497,088
  *Government Technology Services, Inc......................        41,800           209,000
  *Gradall Industries, Inc..................................         8,300           125,019
  *Gradco Systems, Inc......................................       150,186           952,742
  *Graham Corp..............................................        13,450           226,969
  *Graham-Field Health Products, Inc........................       267,950         1,574,206
  Grand Premier Financial, Inc..............................         1,450            24,288
  Granite State Bankshares, Inc.............................        24,300           622,688
  Gray Communications Systems, Inc..........................        17,600           523,600
  Great Southern Bancorp, Inc...............................        19,100           493,019
  *Great Train Store Co., Inc...............................        19,800            61,875
  *Greate Bay Casino Corp...................................        50,819            45,261
  Greater Bay Bancorp.......................................         8,558           293,112
  Green (A.P.) Industries, Inc..............................       123,100         2,677,425
  *Green Mountain Coffee, Inc...............................         9,900            59,400
  Green Mountain Power Corp.................................        39,100           632,931
  *Greenbriar Corp..........................................        31,100           283,788
  Greenbrier Companies, Inc.................................       111,000         1,998,000

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CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Greyhound Lines, Inc.....................................       175,400    $    1,096,250
  *Gristede's Sloans, Inc...................................        33,339           133,356
  *Group 1 Software, Inc....................................        31,400           459,225
  *Grow Biz International, Inc..............................        53,600           703,500
  *Grubb & Ellis Co.........................................        76,152           913,824
  *Gryphon Holdings, Inc....................................        54,000           955,125
  Guarantee Life Companies, Inc.............................        18,900           510,300
  *Guess, Inc...............................................       280,200         1,488,563
  *Guest Supply, Inc........................................       107,100         1,619,888
  *Gulfmark Offshore, Inc...................................        51,600         1,425,450
  *Gulfport Energy Corp.....................................         6,309             9,464
  *Gull Laboratories, Inc...................................        34,400           189,200
  *#Gumtech International, Inc..............................        18,000           101,250
  *Gundle/SLT Environmental, Inc............................       149,600           766,700
  *HCIA, Inc................................................        54,500           442,813
  *HD Vest, Inc.............................................        10,500            94,500
  *HEI, Inc.................................................        19,300           120,022
  HF Financial Corp.........................................        13,400           479,050
  *HMI Industries, Inc......................................        84,200           363,113
  *HMN Financial, Inc.......................................        29,400           539,306
  *HPSC, Inc................................................        74,800           565,675
  *HS Resources, Inc........................................        47,428           684,742
  Hach Co...................................................         6,900            65,442
  Hach Co. Class A..........................................           300             2,869
  Haggar Corp...............................................        54,500           756,188
  *Hahn Automotive Warehouse, Inc...........................        36,341           208,961
  *Hain Food Group, Inc.....................................        59,100         1,331,597
  Halifax Corp..............................................         8,450            68,656
  *Hallmark Capital Corp....................................        10,600           155,025
  *Hallwood Group, Inc......................................           969            33,431
  *#Halsey Drug Co., Inc....................................       114,422           286,055
  *Hammons (John Q.) Hotels, Inc. Class A...................        55,700           421,231
  *Hampshire Group, Ltd.....................................         4,900           112,700
  *Hampton Industries, Inc..................................        43,384           287,419
  Hancock Fabrics, Inc......................................        58,100           769,825
  *Handleman Co.............................................       257,000         3,148,250
  *Hanger Orthopedic Group, Inc.............................        56,200         1,088,875
  Harbor Federal Bancorp, Inc...............................           100             2,363
  *Harding Lawson Associates Group, Inc.....................        41,700           413,091
  Hardinge Brothers, Inc....................................        17,200           679,400
  Harleysville National Corp PA.............................         2,215            90,746
  Harmon Industries, Inc....................................        81,450         1,908,984
  *Harmonic Lightwaves, Inc.................................        86,000         1,505,000
  *Harolds Stores, Inc......................................        40,937           327,496
  Harris & Harris Group, Inc................................        31,600            81,963
  *#Harry's Farmers Market, Inc. Class A....................        20,200            34,719
  *Hartmarx Corp............................................       162,500         1,279,688
  *Harvey Entertainment Co..................................        30,000           335,625
  Harvey's Casino Resorts...................................        68,900         1,873,219
  Haskel International, Inc.................................        22,700           232,675
  Hastings Manufacturing Co.................................        13,700           316,813
  *Hathaway Corp............................................        34,580            86,450
  *Hauser, Inc..............................................        53,900           410,988
  Haven Bancorp, Inc........................................        48,000         1,284,000
  Haverty Furniture Co., Inc................................        74,200         1,632,400
  Haverty Furniture Co., Inc. Class A.......................        13,550           287,938
  *Hawaiian Airlines, Inc...................................        87,800           230,475
  Hawkins Chemical, Inc.....................................        41,284           523,791
  *Hawthorne Financial Corp.................................        14,100           274,069
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *#Hayes Corp..............................................        29,677    $      114,998
  *Health Management Systems, Inc...........................        79,400           883,325
  *Health Power, Inc........................................        13,700            78,775
  *Health Professionals, Inc................................         4,923               517
  *Health Risk Management, Inc..............................        34,700           508,572
  *Health Systems Design Corp...............................        48,000           420,000
  *Healthcare Services Group, Inc...........................        78,800         1,127,825
  *Healthcor Holdings.......................................        30,000            58,125
  *Healthdyne Information Enterprises, Inc..................        33,800           123,581
  *Healthy Planet Products, Inc.............................         6,000            10,500
  *#Heartland Wireless Communications, Inc..................        27,700            21,208
  *Heartport, Inc...........................................        40,000           321,250
  *Hector Communications Corp...............................        21,300           231,638
  Heico Corp................................................       126,498         3,842,377
  *Heico Corp. Class A......................................        72,649         1,997,848
  *Hein-Werner Corp.........................................        40,849           513,166
  *Heist (C.H.) Corp........................................        10,600            76,850
  *Hello Direct, Inc........................................        43,500           296,344
  *Hemasure, Inc............................................        56,400            74,906
  Heritage Financial Services, Inc..........................        20,100           707,897
  *Herley Industries, Inc...................................        15,333           204,121
  *Hf Bancorp, Inc..........................................        21,450           368,672
  *Hi-Shear Technology Corp.................................        24,600           196,800
  *Hi-Tech Pharmacal, Inc...................................        37,500           221,484
  *Hibbett Sporting Goods, Inc..............................        16,000           541,000
  *High Plains Corp.........................................       137,576           361,137
  *Highway Master Communications, Inc.......................       193,100           712,056
  Hilb Rogal Hamilton Co....................................        55,635           971,874
  Hilite Industries, Inc....................................        11,200           100,800
  Hingham Institution for Savings MA........................         1,900            68,163
  *Hirsch International Corp. Class A.......................        53,900           542,369
  *Hoenig Group, Inc........................................        34,700           252,659
  *Holiday RV Superstores, Inc..............................         9,600            20,400
  Holly Corp................................................        46,100         1,261,988
  *Hollywood Casino Corp. Class A...........................       213,400           416,797
  *Holopak Technologies, Inc................................        32,000            84,500
  *Holophane Corp...........................................        12,800           334,400
  Home Bancorp..............................................         2,400            78,150
  Home Federal Bancorp......................................        33,300         1,061,438
  *Home Health Corp. of America.............................        23,800            58,013
  Home Port Bancorp, Inc....................................         4,500           111,094
  *Home Products International, Inc.........................        32,700           386,269
  *Home State Holdings, Inc.................................        60,000             9,375
  *Homeowners Group, Inc. Escrow............................        47,800                 0
  *#Hondo Oil and Gas Co....................................        56,900            35,563
  Hooper Holmes, Inc........................................       125,600         2,920,200
  Horizon Financial Corp....................................        33,503           600,960
  #Horton (D.R.), Inc.......................................       112,725         2,029,050
  *Hospital Staffing Services, Inc..........................        54,789            22,258
  *Hospitality Worldwide Services, Inc......................        27,700           235,450
  *#Hot Topic, Inc..........................................        20,600           480,238
  *Housecall Medical Resources, Inc.........................        41,600            52,000
  *Hovnanian Enterprises, Inc. Class A......................       109,800         1,091,138
  #Howell Corp..............................................       108,200         1,284,875
  *Howtek, Inc..............................................        37,500            66,797
  *Hub Group, Inc. Class A..................................        55,700         1,197,550
  Hudson Chartered Bancorp, Inc.............................        12,100           282,838
  Hudson General Corp.......................................        25,300         1,217,563
  *Hudson Hotels Corp.......................................         4,300            18,947

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CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Hudson Technologies, Inc.................................        22,500    $       89,297
  Huffy Corp................................................       105,800         1,606,838
  Hunt Corp.................................................        60,500         1,406,625
  Huntco, Inc. Class A......................................        41,200           520,150
  *Hurco Companies, Inc.....................................        47,600           412,038
  *Hvide Marine, Inc. Class A...............................        45,000           679,219
  *Hycor Biomedical, Inc....................................        69,316           132,134
  Hydron Technologies, Inc..................................        97,500            56,367
  *I-Stat Corp..............................................        69,900           674,972
  *IA Corp. I...............................................         4,300            11,019
  IBS Financial Corp........................................        24,100           445,850
  *ICC Technologies, Inc....................................        49,300           226,472
  *ICF Kaiser International, Inc............................       199,000           572,125
  *ICT Group, Inc...........................................         5,800            27,913
  *ICU Medical, Inc.........................................        72,550         1,063,311
  *#IDM Environmental Corp..................................        66,700           230,323
  *IDT Corp.................................................       165,000         4,310,625
  *IEC Electronics Corp.....................................        59,800           435,419
  IFR Systems, Inc..........................................        94,402         1,811,338
  *IGEN, Inc................................................        66,800         2,148,038
  *IGI, Inc.................................................        67,300           210,313
  *II-VI, Inc...............................................        39,600           598,950
  IMCO Recycling, Inc.......................................        61,200         1,158,975
  *IMP, Inc.................................................       250,800           227,288
  *IQ Software Corp.........................................        24,000           262,500
  ISB Financial Corp. LA....................................        29,700           833,456
  *ITC Learning Corp........................................        26,300           174,238
  *ITEQ, Inc................................................        44,555           529,091
  *ITI Technologies, Inc....................................        60,400         1,785,575
  *ITLA Capital Corp........................................        36,100           821,275
  *#IVI Publishing, Inc.....................................        65,000           392,031
  *Ibah, Inc................................................       190,200         1,004,494
  *Ibis Technology Corp.....................................        29,800           312,900
  ICO, Inc..................................................       171,518           814,711
  *Identix, Inc.............................................       107,300           764,513
  *Ikos Systems, Inc........................................        52,150           304,752
  *#Illinois Superconductor Corp............................        32,300            86,806
  *Image Entertainment, Inc.................................       107,600           734,706
  *#Imagyn Medical Technologies, Inc........................       124,200           133,903
  *Imatron, Inc.............................................       274,100           766,623
  *Imclone Systems, Inc.....................................       144,000         1,579,500
  *Immucor, Inc.............................................        55,500           468,281
  *Immulogic Pharmaceutical Corp............................       143,900           265,316
  *#Immune Response Corp. DE................................       153,400         1,740,131
  *#Immunogen, Inc..........................................        58,200           107,306
  *Immunomedics, Inc........................................       160,900           827,127
  *#Imnet Systems, Inc......................................        73,100           808,669
  *Impath, Inc..............................................        22,700           759,741
  *Impco Technologies, Inc..................................        32,400           508,275
  Imperial Holly Corp.......................................        96,900           932,663
  *In Focus Systems, Inc....................................        17,000           133,344
  *In Home Health, Inc......................................        27,500            29,648
  *Incontrol, Inc...........................................       123,700           429,084
  *Indenet, Inc.............................................       150,350           314,795
  Independence Holding Co...................................        11,119           162,615
  Independent Bank Corp. MA.................................       118,100         2,199,613
  Independent Bank East.....................................        15,867           633,688
  Independent Bankshares, Inc...............................           982            15,835
  *Individual Investor Group, Inc...........................         2,800            14,350
  *Industrial Acoustics Co., Inc............................           900             8,775
  Industrial Bancorp, Inc...................................         7,600           159,600
  *Industrial Holdings, Inc.................................        35,800           467,638
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  Industrial Scientific Corp................................        10,000    $      242,500
  *Inference Corp. Class A..................................        60,000           236,250
  *Infinium Software, Inc...................................        56,300           802,275
  *Infonautics Corp. Class A................................        43,200           148,500
  *Information Resource Engineering, Inc....................        26,100           199,013
  *Information Storage Devices, Inc.........................        85,900           504,663
  *Infu-tech, Inc...........................................        14,600            97,638
  Ingles Market, Inc. Class A...............................           500             6,219
  *Innerdyne, Inc...........................................       142,500           365,156
  *Innodata Corp............................................         2,783            13,828
  *Innoserv Technologies, Inc...............................        13,640            54,134
  *Innovative Gaming Corp. of America.......................        34,050           100,022
  *#Insite Vision, Inc......................................        85,900           288,570
  Insituform East, Inc......................................        20,200            47,344
  *Insituform Technologies, Inc. Class A....................       119,455         1,537,983
  *Inso Corp................................................        70,000           962,500
  Insteel Industries, Inc...................................        61,644           443,066
  Instron Corp..............................................       118,200         2,364,000
  *Insurance Auto Auctions, Inc.............................        62,000           829,250
  *Integ, Inc...............................................        29,600            89,725
  *Integra Lifesciences Corp................................        25,750           160,938
  *Integramed America, Inc..................................        62,200           120,513
  *Integrated Circuit Systems, Inc..........................        42,800           589,838
  *Integrated Measurement System, Inc.......................        34,700           312,300
  *Integrated Orthopedics, Inc..............................        45,000           300,938
  *Integrated Packaging Assembly Corp.......................        23,500            16,891
  *Integrated Process Equipment Corp........................         5,000            69,531
  *Integrated Silicon Solution, Inc.........................        97,200           674,325
  *Integrated Systems Consulting Group, Inc.................        25,200           292,950
  *Intellicall, Inc.........................................        70,407           334,433
  *Intellicorp, Inc.........................................         6,900            25,659
  *Intellidata Technologies Corp............................        22,900            32,203
  *Intelligent Medical Imaging, Inc.........................        13,100            45,441
  *Intelligent Systems Corp.................................        21,300            81,206
  *Intelligroup, Inc........................................        20,100           384,413
  *Intensiva Healthcare Corp................................        25,000           234,375
  Intercargo Corp...........................................        38,300           476,356
  Interchange Financial Services Corp. Saddle Brook.........        33,180           680,190
  *Interdigital Communications Corp.........................        48,700           267,850
  *Interface Systems, Inc...................................        30,500            93,406
  *#Interferon Sciences, Inc................................        68,400            67,331
  *Interlake Corp...........................................       196,200           821,588
  *Interleaf, Inc...........................................       143,100           415,884
  *Interlink Computer Sciences, Inc.........................        19,100            98,484
  *Interlink Electronics....................................        44,600           214,638
  *Interlinq Software Corp..................................        35,000           212,188
  *Interlott Technologies, Inc..............................        14,900           169,488
  *Intermagnetics General Corp..............................       162,119         1,641,455
  International Aluminum Corp...............................         7,300           247,744
  *#International Lottery & Totalizer Systems, Inc..........        34,700            15,181
  *International Microcomputer Software, Inc................        25,000           379,688
  *International Remote Imaging Systems, Inc................        35,350           117,097
  International Shipholding Corp............................        53,950           890,175

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CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *#International Technology Corp...........................        76,175    $      795,077
  *International Thoroughbred Breeders, Inc.................        56,650           198,275
  *Interneuron Pharmaceuticals, Inc.........................        12,000            55,500
  *Interphase Corp..........................................        34,300           259,394
  *Interpore International..................................        51,400           311,613
  *Intersolv, Inc...........................................        43,200           619,650
  Interstate Johnson Lane, Inc..............................        28,350           825,694
  *Interstate National Dealers Services, Inc................        21,300           175,725
  *Intersystems, Inc........................................        52,700           111,988
  *Intertan, Inc............................................        73,900           448,019
  *Intervisual Books, Inc. Class A..........................         2,500             5,234
  *Intervoice, Inc..........................................        67,000           894,031
  Interwest Bancorp.........................................        14,700           666,094
  *Intevac, Inc.............................................        61,200           583,313
  Investors Title Co........................................        24,000           624,000
  *#Invision Technologies, Inc..............................        54,700           468,369
  *Invivo Corp..............................................        14,300           165,344
  *#Ion Laser Technology, Inc...............................        37,500            60,938
  *Iridex Corp..............................................        33,300           312,188
  Iroquois Bancorp..........................................           400            10,500
  Isco, Inc.................................................       101,341           874,066
  *Isolyser Co., Inc........................................       301,025           705,527
  *Itron, Inc...............................................         3,900            60,450
  *Iwerks Entertainment, Inc................................       100,924           208,156
  *J & J Snack Foods Corp...................................        41,000           802,063
  *J. Alexander's Corp......................................       120,200           593,488
  *#JMAR Industries, Inc....................................        85,800           218,522
  *JPE, Inc.................................................        30,400           102,600
  *JPM Co...................................................        50,000           521,875
  *Jackpot Enterprises, Inc.................................        51,875           635,469
  Jacksonville Bancorp, Inc.................................        11,800           247,063
  *Jaclyn, Inc..............................................        23,227           135,007
  *Jaco Electronics, Inc....................................        19,673           122,956
  *Jacobson Stores, Inc.....................................        49,700           698,906
  *Jakks Pacific, Inc.......................................        20,600           189,263
  *Jalate, Ltd..............................................        11,000            17,875
  *Jan Bell Marketing, Inc..................................       224,900         1,152,613
  *Jason, Inc...............................................        98,100           919,688
  *Jean Philippe Fragrances, Inc............................        69,000           573,563
  Jeffbanks, Inc............................................        13,587           723,508
  Jefferson Savings Bancorp, Inc............................        80,000         2,530,000
  *Jennifer Convertibles, Inc...............................        41,000            82,641
  *Jerry's Famous Deli, Inc.................................        26,800            52,344
  *Johnson Worldwide Associates, Inc. Class A...............        64,000           816,000
  Johnston Industries, Inc..................................       197,813         1,032,337
  *Johnstown American Industries, Inc.......................        86,700         1,571,438
  *Jos. A. Bank Clothiers, Inc..............................        57,900           434,250
  *Joule, Inc...............................................        42,100           165,769
  *Jumbosports, Inc.........................................       174,400           228,900
  *Just Toys, Inc...........................................        28,300            33,606
  *K & G Men's Center, Inc..................................        56,500         1,426,625
  K Swiss, Inc. Class A.....................................        31,200           614,250
  *#K-Tel International, Inc................................        32,800           514,550
  *K-Tron International, Inc................................        63,400         1,184,788
  *K-V Pharmaceutical Co. Class A...........................        44,625           925,969
  *K-V Pharmaceutical Co. Class B...........................        29,850           615,656
  *KBK Capital Corp.........................................         5,000            61,875
  *#KFX, Inc................................................        73,000           228,125
  *KLLM Transport Services, Inc.............................        37,400           469,838
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *#KTI, Inc................................................        38,519    $      859,455
  *KVH Industries, Inc......................................         8,200            28,188
  *Kaiser Ventures, Inc.....................................        78,900           882,694
  *Kaneb Services, Inc......................................       162,300           963,656
  *Karrington Health, Inc...................................        35,000           378,438
  Katy Industries, Inc......................................        49,300           912,050
  *Katz Digital Technologies, Inc...........................        35,300           251,513
  Kaye Group, Inc...........................................        42,000           283,500
  Keithley Instruments, Inc.................................        17,600           136,400
  *Kelley Oil & Gas Corp....................................        68,100           154,289
  Kenan Transport Co........................................           200             6,950
  *Kensey Nash Corp.........................................        32,400           603,450
  *Kent Financial Services, Inc.............................        14,278            98,161
  Kentek Information Systems, Inc...........................         1,400            11,900
  *Kentucky Electric Steel, Inc.............................        15,700            87,331
  Kentucky First Bancorp, Inc...............................         4,000            63,000
  *Keravision, Inc..........................................        36,800           318,550
  *Kevco, Inc...............................................         8,100           174,150
  Kewaunee Scientific Corp..................................        20,400           197,625
  *Key Energy Group, Inc....................................           658            10,816
  *Key Production Co., Inc..................................        52,861           644,243
  *Key Technology, Inc......................................        27,000           305,438
  *Key Tronic Corp..........................................       129,100           383,266
  *Keystone Consolidated Industries, Inc....................        88,600         1,088,119
  *Kimmins Corp.............................................        19,333            67,666
  *Kinark Corp..............................................        52,800           178,200
  *Kinnard Investment, Inc..................................        30,400           195,700
  *Kit Manufacturing Co.....................................        12,000            84,000
  Klamath First Bancorp, Inc................................        53,800         1,072,638
  Knape & Vogt Manufacturing Co.............................        54,599         1,242,127
  *Knickerbocker (L.L.) Co., Inc............................        60,700           231,419
  *Knight Transportation, Inc...............................        24,000           456,750
  *Koala Corp...............................................        11,300           211,169
  *Koll Real Estate Group, Inc..............................        15,500           150,156
  Kollmorgen Corp...........................................        46,100           893,188
  *#Koo Koo Roo, Inc........................................       216,111           516,640
  *Kopin Corp...............................................        85,900         1,624,047
  *Koss Corp................................................        52,000           520,000
  *Krauses Furniture, Inc...................................         2,933            10,449
  *Kronos, Inc..............................................        30,500         1,086,563
  *Krug International Corp..................................        33,465           186,149
  *#L.A. Gear, Inc..........................................        45,600             4,332
  *LCC International, Inc. Class A..........................         6,600           106,219
  LCS Industries, Inc.......................................        21,760           318,240
  LSB Bancshares, Inc. NC...................................        23,890           501,690
  LSB Industries, Inc.......................................       108,900           469,631
  LSI Industries, Inc.......................................       143,403         2,899,429
  *LTX Corp.................................................       124,300           479,720
  *LXR Biotechnology, Inc...................................        68,300           187,825
  *La Jolla Pharmceutical Co................................       139,300           544,141
  *LaBarge, Inc.............................................       221,650           789,628
  LaCrosse Footwear, Inc....................................        13,300           156,275
  Lab Holdings, Inc.........................................         1,800            39,375
  Labone, Inc...............................................        15,200           270,275
  *Laclede Steel Co.........................................        25,450           106,572
  *Ladd Furniture, Inc......................................        47,533         1,247,741
  *Lakeland Industries, Inc.................................        19,900           227,606
  Lakeview Financial Corp...................................        16,200           376,650
  *Lamson & Sessions Co.....................................       143,800           988,625
  *Lancer Corp..............................................        99,225         1,699,228
  *Lancit Media Productions, Ltd............................        53,200            49,875

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CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Landair Services, Inc....................................        50,100    $    1,559,363
  Landauer, Inc.............................................        71,000         2,023,500
  *Landec Corp..............................................        58,500           409,500
  *Lanvision Systems, Inc...................................        61,600           231,000
  *Larscom, Inc.............................................        34,000           315,563
  *Larson Davis, Inc........................................        28,200            73,144
  *Laser Vision Centers, Inc................................        43,300           579,138
  *Laserscope...............................................        69,000           187,594
  *Laserscope (Private Placement)...........................         6,000            14,681
  *LaserSight Corporation...................................        52,400           238,256
  *Lawrence Savings Bank MA.................................         7,700           124,163
  *Layne Christensen Co.....................................        86,800         1,204,350
  *Lazare Kaplan International, Inc.........................        72,800           846,300
  *Leap Group, Inc..........................................        18,200            50,903
  *Leasing Solutions, Inc...................................        66,100         1,850,800
  *Leather Factory, Inc.....................................           200               106
  *Lechters, Inc............................................       128,400           746,325
  *Lecroy Corp..............................................        31,400           637,813
  *Lectec Corp..............................................        19,180            83,313
  Lesco, Inc................................................        87,100         1,954,306
  *Leslie Building Products, Inc............................        27,800            79,925
  *Level 8 Systems, Inc.....................................        49,900           567,613
  *Levitz Furniture, Inc....................................       122,200            67,210
  *Lexford Residential Trust................................        46,000           983,250
  *Lexington Global Asset Managers, Inc.....................        12,500            89,063
  Liberty Homes, Inc. Class A...............................           200             2,325
  *Liberty Technologies, Inc................................        23,100            73,631
  *Lidak Pharmaceuticals Class A............................       212,000           321,313
  *Life Medical Sciences, Inc...............................        70,100            92,006
  *Life Quest Medical, Inc..................................         8,100            25,819
  *Lifecore Biomedical, Inc.................................        56,400         1,045,163
  *Lifeline Systems, Inc....................................        26,600           495,425
  Lifetime Hoan Corp........................................        82,302           915,610
  *Lightbridge, Inc.........................................        35,000           410,156
  Lillian Vernon Corp.......................................        50,100           870,488
  *Lindal Cedar Homes, Inc..................................        40,777           127,428
  Lindberg Corp.............................................        53,200         1,216,950
  *Liposome Co., Inc........................................        63,700           391,158
  Liqui-Box Corp............................................        12,400           533,200
  Litchfield Financial Corp.................................        26,003           585,068
  *Lithia Motors, Inc. Class A..............................         2,900            40,781
  *Littlefield, Adams & Co..................................        16,577            36,780
  *Liuski International, Inc................................         7,700             6,256
  *Lodgenet Entertainment Corp..............................        87,300           954,844
  *Loehmanns, Inc...........................................        66,000           367,125
  *Logans Roadhouse, Inc....................................        61,000         1,265,750
  *#Logic Devices, Inc......................................        49,300           145,589
  *Logic Works, Inc.........................................        94,000         1,451,125
  *Lojack Corp..............................................        18,600           234,244
  *Loronix Information Systems, Inc.........................        20,000            52,500
  Lufkin Industries, Inc....................................        30,300         1,026,413
  Lukens, Inc. DE...........................................         6,000           192,375
  *Lumen Technologies, Inc..................................       175,799         1,450,342
  *Lumisy, Inc..............................................        46,700           195,556
  *Lunar Corp...............................................        83,100         1,519,172
  *Lund International Holdings, Inc.........................        15,800           202,438
  *#Luria (L.) & Son, Inc...................................        79,297               833
  *Lynch Corp...............................................        29,600         2,701,000
  *M-Wave, Inc..............................................        12,200            28,975
  *M.H. Meyerson & Co., Inc.................................        25,150            44,013
  M/A/R/C, Inc..............................................        32,757           585,531
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *#MAI Systems Corp........................................        45,707    $      205,682
  MDC Holdings, Inc.........................................       141,400         2,138,675
  MFB Corp..................................................         3,700            98,975
  *MFRI, Inc................................................        22,900           196,081
  *MGI Pharma, Inc..........................................       137,700         1,148,934
  *MHM Services, Inc........................................            75                38
  MI Schottenstein Homes, Inc...............................        45,600           917,700
  *#MIM Corp................................................        53,900           240,866
  *MK Gold Corp.............................................        58,500            57,586
  *MRS Technology, Inc......................................        47,500            73,477
  *MS Carriers, Inc.........................................        42,600         1,270,013
  MSB Bancorp, Inc..........................................         9,000           324,000
  MTS Systems Corp..........................................        54,800         1,022,363
  *MVSI, Inc................................................        63,400           437,856
  MYR Group, Inc............................................        65,333           816,663
  *Macheezmo Mouse Restaurants, Inc.........................        10,800             6,750
  *Mackie Designs, Inc......................................        63,000           433,125
  *MacNeal-Schwendler Corp..................................       123,500         1,304,469
  *Madden (Steven), Ltd.....................................        22,300           216,728
  *Magainin Pharmaceuticals, Inc............................       185,800         1,079,963
  Magna Group, Inc..........................................        10,581           587,907
  *Magnum Hunter Resources, Inc.............................       182,500         1,300,313
  *Main Street & Main, Inc..................................        34,375           119,238
  Maine Public Service Co...................................        32,700           465,975
  Mainstreet Bankgroup, Inc.................................        20,600           620,575
  *Malibu Entertainment Worldwide, Inc......................         2,100             5,513
  *Mallon Resources Corp....................................        21,675           234,361
  *Managed Care Solutions, Inc..............................        20,133           154,772
  *Manatron, Inc............................................           115               532
  *Manchester Equipment Co., Inc............................        13,500            53,156
  *#Manhattan Bagel Co., Inc................................        33,100            38,272
  *Mapics, Inc..............................................        75,200         1,320,700
  *Mapinfo Corp.............................................        46,000           546,250
  *Marcam Solutions, Inc....................................        34,550           516,091
  *Marisa Christina, Inc....................................        72,200           218,856
  Maritrans, Inc............................................        68,000           612,000
  *Mark VII, Inc............................................        95,600         1,649,100
  *Marker International.....................................        83,900           302,827
  *Marlton Technologies, Inc................................        62,300           412,738
  Marsh Supermarkets, Inc. Class A..........................        17,700           247,800
  #Marsh Supermarkets, Inc. Class B.........................        20,900           297,825
  Marshall & Isley Corp.....................................        13,470           726,117
  *#Martek Biosciences Corp.................................        63,600           793,013
  *Marten Transport, Ltd....................................        52,800           917,400
  Maryland Federal Bancorp..................................        35,090         1,359,738
  Mason Dixon Bancshares, Inc...............................         8,400           273,000
  Massbank Corp. Reading, MA................................        14,800           752,950
  Matec Corp. DE............................................        23,800            89,250
  *Material Sciences Corp...................................        39,167           394,118
  *Mathsoft, Inc............................................        40,100           154,134
  *Matlack Systems, Inc.....................................        75,650           643,025
  *Matria Healthcare, Inc...................................       204,200           826,372
  *Matritech, Inc...........................................       159,500           478,500
  *Matrix Pharmaceutical, Inc...............................       154,100           760,869
  *Matrix Service Co........................................        83,600           658,350
  *Matthews Studio Equipment Group..........................        50,600           270,394
  *Mattson Technology, Inc..................................       123,000           812,953
  *Maverick Tube Corp.......................................        18,000           273,375
  *Max & Ermas Restaurants, Inc.............................        19,257           142,020
  *Maxco, Inc...............................................        18,000           160,875

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CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Maxicare Health Plans, Inc...............................        64,300    $      610,850
  *Maxim Group, Inc.........................................        71,000         1,198,125
  *Maxim Pharmaceuticals, Inc...............................        14,200           260,038
  *Maxwell Technologies, Inc................................        58,492         1,561,005
  *Maxxim Medical, Inc......................................        69,479         1,624,072
  Mayflower Co-Operative Bank Middleboro....................           200             4,900
  *Maynard Oil Co...........................................       103,200         1,115,850
  *Mays (J.W.), Inc.........................................         2,100            25,988
  *Mazel Stores, Inc........................................        24,600           412,050
  *McClain Industries, Inc..................................        91,066           458,176
  McGrath Rent Corp.........................................        52,800         1,082,400
  *McMoran Oil & Gas Co.....................................       140,700           573,792
  *McWhorter Technologies, Inc..............................        16,700           461,338
  *Meade Instruments Corp...................................         5,600            59,325
  *#Meadow Valley Corp......................................         9,500            56,406
  Meadowbrook Insurance Group, Inc..........................        35,800         1,103,088
  *Measurement Specialties, Inc.............................        14,550            58,200
  *Mechanical Dynamics, Inc.................................         8,400           114,713
  *Mecklermedia Corp........................................        37,400           779,556
  *Mecon, Inc...............................................        58,000           563,688
  Medalliance, Inc. Escrow..................................        25,000                 0
  *Medar, Inc...............................................       105,500           293,422
  *Medarex, Inc.............................................       185,400         1,303,594
  *Medcath, Inc.............................................        53,700           959,888
  *Medco Research, Inc......................................        55,800         1,116,000
  Medford Bancorp, Inc......................................        37,900         1,598,906
  *Media 100, Inc...........................................        82,600           304,588
  *Media Arts Group, Inc....................................        54,100         1,044,806
  *Media Logic, Inc.........................................        21,800            23,163
  *Medical Action Industries, Inc...........................        37,100           150,719
  *Medical Alliance, Inc....................................        21,300            80,541
  *Medical Graphics Corp....................................        12,700            57,944
  *Medical Resources, Inc...................................        95,025           264,288
  *Medicalcontrol, Inc......................................        16,700            86,631
  *Medicore, Inc............................................        47,500           132,109
  *Medicus Systems Corp.....................................        42,000           322,875
  *Mediq, Inc...............................................        72,000         1,012,500
  *Medplus, Inc.............................................        47,000           331,938
  *Medquist Inc.............................................        59,500         2,603,125
  *Medstone International, Inc..............................        43,700           426,075
  *Mego Financial Corp......................................         5,500            20,797
  *Mego Mortgage Corp.......................................        47,000            88,859
  *#Melita International Corp...............................         9,500           137,750
  Merchants Bancorp, Inc....................................        20,000           671,250
  Merchants Bancshares, Inc.................................        14,600           498,225
  Merchants Group, Inc......................................        11,800           291,313
  Merchants New York Bancorp, Inc...........................           800            31,900
  #Mercury Air Group, Inc...................................        31,565           234,765
  *Meridian Data, Inc.......................................        70,600           366,238
  Meridian Diagnostics, Inc.................................       118,854         1,571,101
  Meridian Insurance Group, Inc.............................        20,700           401,063
  *Meridian Medical Technology, Inc.........................        18,000           196,875
  *Meridian Resource Corp...................................       129,272           929,143
  *Merisel, Inc.............................................       240,800           718,638
  *Merit Medical Systems, Inc...............................        37,750           287,844
  *Merix Corp...............................................        48,000           561,000
  Merrill Corp..............................................        53,200         1,210,300
  Merrimac Industries, Inc..................................        13,565           198,391
  *Mesa Air Group, Inc......................................       202,500         1,620,000
  *Mesa Labs, Inc...........................................        19,800           107,663
  *Mesaba Holdings, Inc.....................................       154,050         3,340,959
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Mestek, Inc..............................................       118,750    $    2,271,094
  *Met-Coil Systems Corp....................................        27,500            97,969
  Met-Pro Corp..............................................       151,665         2,246,538
  *Metacreations Corp.......................................        60,400           507,738
  *Metal Management, Inc....................................        48,906           492,117
  *Metatec Corp. Class A....................................        65,100           358,050
  *Metra Biosystems, Inc....................................        72,100           173,491
  *#Metricom, Inc...........................................        71,100           713,222
  *Metro One Telecommunications, Inc........................        30,900           365,006
  *Metrocall, Inc...........................................       205,609         1,240,079
  *Metrologic Instruments, Inc..............................        57,300           880,988
  *Metrotrans Corp..........................................         7,000            70,000
  Metrowest Bank MA.........................................        67,400           518,138
  *Michael Anthony Jewelers, Inc............................        74,300           181,106
  *Micrion Corp.............................................        20,300           198,559
  *#Micro Component Technology, Inc.........................        22,000            30,250
  *Micro Linear Corp........................................        98,000           456,313
  *Micro-Therapeutics, Inc..................................        14,300           156,406
  *Microage, Inc............................................        87,600         1,179,863
  *Microcide Pharmaceuticals, Inc...........................        18,000           161,438
  *Microdyne Corp...........................................        66,000           315,563
  *Microfluidics International Corp.........................        17,400            41,869
  *Micrografx, Inc..........................................        80,900           874,731
  *Microlog Corp............................................        26,000            66,625
  *Micronics Computers, Inc.................................       108,600           256,228
  *Microprose, Inc. New.....................................        19,120           100,978
  *Micros to Mainframes, Inc................................        11,100            33,994
  *Microsemi Corp...........................................       135,875         1,864,035
  *Microtest, Inc...........................................        64,200           312,975
  *Microtouch Systems, Inc..................................        71,200         1,132,525
  *#Microware Systems Corp..................................        48,100           222,463
  *Microwave Power Dynamics, Inc............................        80,000           537,500
  Mid America Banccorp......................................        32,004         1,088,136
  *#Midcom Communications, Inc..............................       129,000             4,193
  *Middleby Corp............................................        93,600           672,750
  Middlesex Water Co........................................        19,800           404,044
  *#Midisoft Corp...........................................        58,300            29,150
  Midland Co................................................        44,100         1,325,756
  *Midwest Grain Products, Inc..............................        40,700           541,819
  Mikasa, Inc...............................................         6,100            75,106
  *Mikohn Gaming Corp.......................................        69,150           453,797
  *#Milestone Scientific, Inc...............................         8,300           131,244
  *Miller Building Systems, Inc.............................        72,800           723,450
  *Miltope Group, Inc.......................................        50,500           140,453
  *Mindspring Enterprises, Inc..............................        32,400         1,718,213
  Minntech Corp.............................................        31,230           425,516
  Minuteman International, Inc..............................        15,400           174,213
  *Mitcham Industries, Inc..................................        45,700           499,844
  *Mity-Lite, Inc...........................................        28,100           511,069
  Mobile America Corp.......................................        21,300           219,656
  *Mobile Mini, Inc.........................................        32,600           348,413
  *#Modacad, Inc............................................         6,100           108,656
  Modern Controls, Inc......................................        84,975           669,178
  *Modtech, Inc.............................................        87,500         1,717,188
  *Molecular Biosystems, Inc................................       142,100         1,261,138
  *Molecular Devices Corp...................................        41,100           626,775
  *Molecular Dynamics, Inc..................................        51,800           653,975
  *#Molten Metal Technology, Inc............................       103,000            21,115
  *Monaco Coach Corp........................................        39,000         1,050,563
  *Monaco Finance, Inc. Class A.............................        16,300             9,423
  *Monarch Casino and Resort, Inc...........................        82,100           502,863
  Monarch Machine Tool Co...................................        39,761           347,909

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CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Moneygram Payment Systems, Inc...........................        33,500    $      565,313
  *Monro Muffler Brake, Inc.................................        35,032           575,839
  *Monroc, Inc..............................................        24,400           260,013
  Monterey Bay Bancorp, Inc.................................        14,900           329,663
  *#Monterey Pasta Co.......................................        32,400            39,994
  *Moog, Inc. Class A.......................................        25,850         1,011,381
  *Moog, Inc. Class B.......................................         1,500            59,250
  *Moore Handley, Inc.......................................         1,500             3,797
  *Moore Medical Corp.......................................        25,100           329,438
  Moore Products Co.........................................        21,900           719,963
  *Morgan Products, Ltd.....................................        84,000           451,500
  *Morrow Snowboards, Inc...................................        12,000            19,125
  *Morton Industrial Group, Inc. Class A....................        22,645           403,364
  *Morton's Restaurant Group, Inc...........................        54,900         1,321,031
  *Mosaix, Inc..............................................        96,900         1,065,900
  *Moscom Corp..............................................        37,500           236,719
  *#Mossimo, Inc............................................       128,750           627,656
  *Mother's Work, Inc.......................................        33,500           322,438
  *Motor Car Parts & Accessories, Inc.......................        40,500           721,406
  *Motor Club of America....................................        20,500           319,031
  Movado Group, Inc.........................................        33,575           982,069
  *Movie Gallery, Inc.......................................       110,000           776,875
  *Moviefone, Inc. Class A..................................        29,100           278,269
  Mueller (Paul) Co.........................................        26,700         1,021,275
  *Multi Color Corp.........................................         9,600            61,200
  *Multigraphics, Inc.......................................         3,400            20,400
  *Multiple Zones International, Inc........................       101,000           337,719
  *Musicland Stores Corp....................................       104,800         1,513,050
  *Mutual Savings Bank FSB Bay City, MI.....................        20,600           251,063
  *Mylex Corp...............................................        87,800           611,856
  *Myriad Genetics, Inc.....................................        28,800           581,400
  *Mysoftware Co............................................        14,000            63,875
  *N & F Worldwide Corp.....................................        88,100           858,975
  *NABI, Inc................................................       214,686           771,528
  *NAI Technologies, Inc....................................        82,813           196,681
  NBT Bancorp...............................................        38,655         1,252,664
  NN Ball & Roller, Inc.....................................       124,300         1,460,525
  *NPC International, Inc...................................         2,500            30,391
  *NPS Pharmaceuticals, Inc.................................        76,800           624,000
  *NSA International, Inc...................................        30,500            49,563
  NSC Corp..................................................        87,824           179,765
  *NTN Communications, Inc..................................       167,500           209,375
  NYMAGIC, Inc..............................................        62,700         1,833,975
  *Nanometrics, Inc.........................................        36,400           315,088
  *Nantucket Industries, Inc................................        28,135            14,068
  *Napco Security Systems, Inc..............................        64,100           340,531
  *#Napro Biotherapeutics, Inc..............................        91,100           108,181
  Nash Finch Co.............................................        50,800           862,013
  *Nashua Corp..............................................        44,500           703,656
  *Nastech Pharmaceutical Co., Inc..........................        47,700           474,019
  *Nathans Famous, Inc......................................        21,700            83,409
  *National Auto Credit, Inc................................        35,800            44,750
  *National Beverage Corp...................................        57,500           592,969
  *National City Bancorp....................................        30,349         1,018,588
  *National Dentex Corp.....................................        32,900           783,431
  *National Discount Brokers Group, Inc.....................        57,300           644,625
  *National Energy Group, Inc...............................       323,820           561,625
  National Gas & Oil Co.....................................       137,489         1,710,019
  *National Home Centers, Inc...............................        60,000           101,250
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *National Home Health Care Corp...........................        22,283    $       97,488
  National Insurance Group..................................        45,200           426,575
  *National Media Corp......................................       129,800           170,363
  *National Record Mart, Inc................................        21,300           252,938
  *National RV Holdings, Inc................................        53,700         2,129,541
  National Security Group, Inc..............................        10,500           197,531
  *National Standard Co.....................................        96,500           536,781
  National Technical Systems, Inc...........................        47,884           369,605
  *National Techteam, Inc...................................        90,000           812,813
  *National Vision Association, Ltd.........................       127,900           739,422
  *Natural Alternatives International, Inc..................        47,000           832,781
  *Natural Microsystems Corp................................         5,800           124,156
  *Natural Wonders, Inc.....................................        36,800           150,075
  *#Navarre Corp............................................        54,200           223,575
  *Navigators Group, Inc....................................        21,620           397,268
  Nelson (Thomas), Inc......................................        55,100           711,134
  *Neogen Corp..............................................        28,500           254,719
  *Neopath, Inc.............................................        63,300           805,097
  *Neopharm, Inc............................................        18,000            64,125
  *Neoprobe Corp............................................        85,900           370,444
  *Neorx Corp...............................................       142,700           822,755
  *Neose Technologies, Inc..................................        62,100           954,788
  *#Neotherapeutics, Inc....................................         9,100           118,300
  *#Neoware Systems, Inc....................................        28,300            83,573
  *Netmanage, Inc...........................................       144,200           475,409
  *Netopia, Inc.............................................        11,600            98,963
  *Netrix Corp..............................................        83,200           234,000
  *Netvantage, Inc. Class A.................................        40,000           296,250
  *Network Computing Devices, Inc...........................       133,500         1,143,094
  *Network Peripherals, Inc.................................        59,800           259,756
  *Network Six, Inc.........................................           775             3,584
  *Neurobiological Technologies, Inc........................        14,600            21,900
  *Neurocrine Biosciences, Inc..............................        14,500           122,344
  *Neurogen Corp............................................        29,200           501,875
  *Neuromedical Systems, Inc................................       145,300           231,572
  *New Brunswick Scientific Co., Inc........................        41,290           396,126
  #New England Community Bancorp, Inc. Class A..............        23,760           556,875
  New Hampsire Thrift BancShares, Inc.......................           200             3,975
  *New Horizons Worldwide, Inc..............................        57,400         1,011,675
  *New Mexico & Arizona Land Co.............................        33,046           454,383
  Newcor, Inc...............................................        86,126           802,048
  Newmil Bancorp, Inc.......................................        44,200           602,225
  Newport Corp..............................................        74,600         1,627,213
  *Newsedge Corp............................................       100,000         1,178,125
  *Nexthealth, Inc..........................................        26,700            51,731
  *#Niagara Corp............................................        17,100           167,259
  *Nichols Research Corp....................................        55,250         1,332,906
  *Nimbus CD International, Inc.............................        64,000           676,000
  *Nitches, Inc.............................................        20,388            54,156
  *Nitinol Medical Technologies, Inc........................        76,000           527,250
  *Nobel Education Dynamics, Inc............................        27,850           223,670
  *Nobility Homes...........................................        20,075           372,642
  *Noel Group, Inc..........................................        43,600           106,275
  Noland Co.................................................           500            12,563
  *Noodle Kidoodle, Inc.....................................        65,000           379,844
  *Nord Resources Corp......................................       138,700           303,406
  *Norland Medical System, Inc..............................        61,500           134,531
  *Norstan, Inc.............................................        90,400         2,214,800
  North Carolina Natural Gas Corp...........................        31,175           720,922

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CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  North Central Bancshares, Inc.............................        15,100    $      334,088
  Northeast Bancorp.........................................         2,300            39,100
  Northern Technologies International.......................        18,400           138,000
  *#Northfield Laboratories, Inc............................        64,800           994,275
  #Northland Cranberries, Inc. Class A......................        60,700           963,613
  Northrim Bank.............................................        10,915           169,183
  *Northwest Pipe Co........................................        33,500           774,688
  *Northwest Teleproductions, Inc...........................        15,800            19,503
  *Northwestern Steel & Wire Co.............................       161,600           734,775
  *Norton McNaughton, Inc...................................        62,500           417,969
  *Norwood Promotional Products, Inc........................        32,900           661,084
  *Novadigm, Inc............................................        54,200           206,638
  *Novametrix Medical Systems, Inc..........................        60,900           451,041
  *#Novavax, Inc............................................        66,700           266,800
  *Noven Pharmaceuticals, Inc...............................        94,200           565,200
  *Novitron International, Inc..............................         4,712            14,578
  *Nu Horizons Electronics Corp.............................        71,054           439,647
  *Nu-Kote Holding, Inc. Class A............................       101,700            42,905
  *#Nuko Information Systems, Inc...........................        29,200             1,314
  *Numerex Corp. Class A....................................        19,500           101,156
  *Nutramax Products, Inc...................................        44,000           445,500
  *Nview Corp...............................................        20,650            29,039
  *O'Charleys, Inc..........................................        62,050         1,285,598
  O'Sullivan Corp...........................................        80,400           783,900
  *O'Sullivan Industries Holdings, Inc......................       133,400         2,001,000
  *O.I. Corp................................................        15,900            75,028
  *ODS Networks, Inc........................................        70,900           489,653
  *OEC Medical Systems, Inc.................................        48,800         1,085,800
  *OHM Corp.................................................        56,600           771,175
  *OSI Pharmaceutical, Inc..................................       136,700           884,278
  *OTR Express, Inc.........................................        16,600           105,825
  *Oacis Healthcare Holdings Corp...........................        35,000           121,406
  *Object Design, Inc.......................................        30,400           165,300
  *Objectshare, Inc.........................................        52,300           160,169
  *Ocal, Inc................................................        11,000            24,750
  *#Odwalla, Inc............................................        21,800           203,013
  Oglebay Norton Co.........................................        50,000         2,175,000
  Ohio Art Co...............................................         2,500            64,063
  Oil-Dri Corp. of America..................................        60,900           913,500
  *Old America Stores, Inc..................................        14,700                 0
  *Old Dominion Freight Lines, Inc..........................        71,600         1,194,825
  *Olympic Steel, Inc.......................................        94,000         1,324,813
  *Omega Environmental, Inc.................................        88,600            33,225
  *Omega Health System, Inc.................................        11,900            79,209
  *Omni Multimedia Group, Inc...............................         6,700             2,513
  *On Assignment, Inc.......................................        40,800         1,366,800
  *On Technology Corp.......................................        25,000            91,406
  *On-Point Technology Systems, Inc.........................        76,800           170,400
  *#Oncor, Inc..............................................       187,200           163,800
  *Oncormed, Inc............................................        44,600           125,438
  *One Price Clothing Stores, Inc...........................        65,600           266,500
  One Valley Bancorp of West Virginia.......................             1                35
  *Oneita Industries, Inc...................................        59,020            38,363
  *Ontrack Data International, Inc..........................        68,800           935,250
  *Onyx Acceptance Corp.....................................         8,600            87,344
  *Onyx Pharmacueticals, Inc................................        35,400           280,988
  *Opinion Research Corp....................................        15,500           115,281
  *Opta Food Ingredients, Inc...............................        93,600           529,425
  *Optek Technology, Inc....................................         5,500           115,500
  *Opti, Inc................................................        62,500           408,203
  Optical Coating Laboratory, Inc...........................        68,392         1,149,841
  *Optical Sensors, Inc.....................................        11,100            52,031
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Optika Imaging Systems, Inc..............................        58,500    $      171,844
  *Option Care, Inc.........................................        46,900           156,822
  *Orange Co., Inc..........................................        91,747           607,824
  *Oravax, Inc..............................................        27,400            33,822
  *Oravax, Inc. (Private Placement).........................        59,400            65,990
  *Orbit International Corp.................................        28,000            91,875
  *Orcad, Inc...............................................         6,200            67,813
  *Oriole Homes Corp. Class A Convertible...................        66,300           341,859
  *Oriole Homes Corp. Class B...............................        23,000           112,844
  *Oroamerica, Inc..........................................        46,800           510,413
  *Orphan Medical, Inc......................................        40,500           435,375
  *Ortel Corp...............................................        91,000         1,325,188
  *Orthologic Corp..........................................       131,000           691,844
  Oshkosh Truck Corp. Class B...............................        44,800         1,044,400
  *Oshman's Sporting Goods, Inc.............................        50,200           294,925
  *Osmonics, Inc............................................        30,500           451,781
  *Osteotech, Inc...........................................        55,500         1,021,547
  *Ostex International, Inc.................................       104,500           264,516
  Ottawa Financial Corp.....................................        17,240           496,728
  *Outlook Group Corp.......................................        37,900           227,400
  Owosso Corp...............................................        33,200           234,475
  Oxford Industries, Inc....................................        53,100         1,851,863
  *#Oxigene, Inc............................................        44,400           574,425
  *Oxis International, Inc..................................        89,800            91,203
  *P&F Industries, Inc. Class A.............................           600             5,963
  *PAM Transportation Services, Inc.........................        37,250           382,977
  *PC Quote, Inc............................................        54,100           135,250
  *PC Service Source, Inc...................................        43,400           211,575
  PCA International, Inc....................................        34,100           879,141
  *#PHP Healthcare Corp.....................................       104,190           950,734
  *PICO Holdings, Inc.......................................        68,659           306,820
  *PJ America, Inc..........................................        11,700           235,463
  PLM International, Inc....................................        43,100           371,738
  *PMR Corp.................................................        63,400           649,850
  *PPT Vision, Inc..........................................        46,200           317,625
  PS Group Holdings, Inc....................................         2,000            25,750
  *PSC, Inc.................................................        55,200           593,400
  *PST Vans, Inc............................................        18,100           100,681
  *PSW Technologies, Inc....................................        76,000           479,750
  *Pacific Aerospace and Electroncis, Inc...................        48,100           296,116
  *Pacific Pharmaceuticals, Inc.............................        28,200            17,625
  *#Pages, Inc..............................................        31,000            39,234
  *#Palatin Technologies, Inc...............................           875             5,742
  *Palmer (Arnold) Golf Co..................................        33,700            53,709
  *Pamida Holdings Corp.....................................        52,000           351,000
  Pamrapo Bancorp, Inc......................................        12,200           346,175
  *Panaco, Inc..............................................         9,800            39,813
  Pancho's Mexican Buffet, Inc..............................        47,600            80,325
  *#Panda Project, Inc......................................        53,800           220,244
  *Par Technology Corp......................................        81,800           536,813
  *Paracelsus Healthcare Corp...............................        25,800            79,013
  *Paragon Trade Brands, Inc................................        42,400           201,400
  *Parallel Petroleum Corp..................................        81,800           393,663
  *Paris Corp...............................................           200               363
  *Park-Ohio Industries, Inc................................       141,225         2,665,622
  *#Parkervision, Inc.......................................        49,400         1,201,038
  Parkvale Financial Corp...................................        55,356         1,778,312
  *Parlex Corp..............................................        29,850           561,553
  *Parlux Fragrances, Inc...................................       108,200           219,781
  Patina Oil & Gas Corp.....................................        53,989           388,046

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
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  Patrick Industries, Inc...................................        46,050    $      728,166
  *Paul Harris Stores, Inc..................................        88,075         1,133,966
  *#Paul-Son Gaming Corp....................................        32,500           288,438
  *Payless Cashways, Inc....................................         2,121             6,860
  *Pediatric Services of America, Inc.......................        51,200           934,400
  *Peerless Group, Inc......................................         5,300            26,831
  Peerless Manufacturing Co.................................         9,250           114,469
  *Pegasus Communications Corp. Class A.....................         2,900            69,238
  *Penederm, Inc............................................        70,000           877,188
  Penford Corp..............................................        32,100         1,003,125
  Penn Engineering & Manufacturing Corp. Class A............        33,600           764,400
  Penn Engineering & Manufacturing Corp. Non-voting.........       100,800         2,520,000
  *Penn National Gaming, Inc................................        85,000           749,063
  *#Penn Traffic Co.........................................        87,800           356,688
  *Penn Treaty American Corp................................        44,900         1,363,838
  Penn Virginia Corp........................................        74,200         2,096,150
  Penn-America Group, Inc...................................        49,500           843,047
  Pennfed Financial Services, Inc...........................        42,200           735,863
  Pennsylvania Enterprises, Inc.............................         9,100           236,600
  Penobscot Shoe Co.........................................        32,000           206,000
  *Pentech International, Inc...............................        31,200            54,600
  Peoples Bancorp...........................................           300             6,666
  Peoples Bancshares, Inc. Massachusetts....................        25,245           656,370
  *Peoples Choice TV Corp...................................       110,596           172,806
  *Peoples Telephone Co., Inc...............................       113,000           303,688
  *Perceptron, Inc..........................................        36,850           458,322
  *Peregrine Systems, Inc...................................        17,000           349,563
  *Performance Food Group Co................................       107,150         2,019,108
  *Performance Technologies, Inc............................        37,650           520,041
  *Perfumania, Inc..........................................        45,000           111,094
  *Perini Corp..............................................        40,000           355,000
  *Periphonics Corp.........................................       124,900         1,272,419
  *Personnel Management, Inc................................         9,000           116,438
  *Pete's Brewing Co........................................        47,600           277,419
  *Petrocorp, Inc...........................................        37,000           300,625
  *Petroleum Development Corp...............................       126,300           702,544
  Petroleum Heat & Power Co., Inc. Class A..................       151,000           273,688
  *Phar-Mor, Inc............................................        45,700           437,006
  *Pharmaceutical Marketing Services, Inc...................       117,600         1,572,900
  *Pharmaceutical Resources, Inc............................        84,055           383,501
  *Pharmacopeia, Inc........................................        70,000         1,207,500
  *Pharmchem Laboratories, Inc..............................        47,800           119,500
  *#Pharmos Corp............................................        88,000           261,250
  *#Philadelphia Consolidated Holding Corp..................        55,000         1,271,875
  *Phillips (R.H.), Inc.....................................        11,900            37,745
  *Phoenix Gold International, Inc..........................        13,500            38,813
  *Phoenix International, Ltd...............................        23,850           414,394
  *Phoenix Network, Inc. Escrow.............................        64,200                 0
  *#Phoenix Technologies, Ltd...............................        61,700           626,641
  *Photo Control Corp.......................................         1,000             2,250
  *Photon Dynamics, Inc.....................................        51,000           223,125
  *Photran Corp.............................................         3,300             9,694
  *Physician Computer Network, Inc..........................        15,200            23,987
  *Physicians Resource Group, Inc...........................        51,200           262,400
  *Physiometrix, Inc........................................        31,500            53,156
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  Piccadilly Cafeterias, Inc................................        61,500    $      791,813
  *Pico Products, Inc.......................................        34,400            17,200
  #Piedmont Bancorp, Inc....................................           250             2,500
  *Piercing Pagoda, Inc.....................................        41,400         1,438,650
  *Pilgrim America Capital Corp.............................        63,000         1,638,000
  *Pinkertons, Inc..........................................        19,350           403,931
  Pinnacle Bancshares, Inc..................................           400             6,375
  *#Pinnacle Micro, Inc.....................................        32,700             6,540
  *Pinnacle Systems, Inc....................................        66,400         2,232,700
  Pitt-Des Moines, Inc......................................        36,450         1,940,963
  Pittston Co. Minerals Group...............................        72,200           455,763
  *Plains Resources, Inc....................................        70,700         1,352,138
  *Planar Systems, Inc......................................        86,100         1,043,963
  *Plasma-Therm, Inc........................................        89,900           747,294
  *Platinum Software Corp...................................       124,400         2,383,038
  *Play By Play Toys and Novelties, Inc.....................        29,300           487,113
  *Playboy Enterprises, Inc. Class B........................        78,900         1,410,338
  *Playcore, Inc............................................        41,357           183,522
  *Players International, Inc...............................       225,200         1,217,488
  Plenum Publishing Corp....................................        15,100         1,026,800
  *Plexus Corp..............................................        23,300           500,222
  *Plymouth Rubber, Inc. Class A............................           100               716
  *Plymouth Rubber, Inc. Class B non-voting.................             5                35
  *Polk Audio, Inc..........................................         5,000            88,750
  *Pollo Tropical, Inc......................................        69,300           690,834
  *Polycom, Inc.............................................        92,800         1,281,800
  *Polymedica Industries, Inc...............................        43,650           376,481
  *Polyphase Corp...........................................        46,000            37,375
  *Pomeroy Computer Resource, Inc...........................       101,242         2,271,617
  Pope & Talbot, Inc........................................        38,200           518,088
  *Porta Systems Corp.......................................        21,830            92,778
  Portec, Inc...............................................        37,237           593,465
  *Positive Response Television, Inc. Escrow................         9,750                 0
  *Positron Corp............................................        12,600             6,505
  *#Possis Medical, Inc.....................................        97,800         1,063,575
  *Powell Industries, Inc...................................        46,100           558,963
  *Powercerv Corp...........................................       101,400           497,494
  *Powerhouse Technologies, Inc.............................        88,500           854,578
  *Praegitzer Industries, Inc...............................        87,100           743,072
  *Precision Response, Corp.................................       102,400           702,400
  *Precision Standard, Inc..................................           250               867
  *#Premier Laser Systems, Inc. Class A.....................        47,300           196,591
  *Premiumwear, Inc.........................................        10,145            49,457
  *President Casinos, Inc...................................        21,666            51,457
  *Presley Companies Class A................................         8,900             6,675
  *Price Communications Corp................................       139,172         1,513,496
  *Prima Energy Corp........................................        24,700           441,513
  Prime Bancorp, Inc........................................        21,042           957,411
  *Prime Medical Services, Inc..............................       106,700         1,110,347
  Primesource Corp..........................................        24,843           225,140
  *Primus Telecommunications Group, Inc.....................       130,000         2,388,750
  *Printrak International, Inc..............................        88,000           594,000
  *Printronix, Inc..........................................        67,050         1,072,800
  *Prism Solutions, Inc.....................................        29,300           205,100
  *#Procept, Inc............................................        10,114             6,953
  *Procom Technology, Inc...................................        57,500           442,031
  *Procyte Corp.............................................        45,700            54,983

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CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  Professional Bancorp, Inc.................................        10,720    $      207,700
  *Profit Recovery Group International, Inc.................        19,300           471,644
  *Programmers Paradise, Inc................................        20,700           203,119
  Progress Financial Corp...................................        17,495           337,872
  *Progress Software Corp...................................        59,400         1,921,219
  Progressive Bank, Inc.....................................        43,650         1,811,475
  *Project Software & Development, Inc......................        95,700         2,159,231
  *Proteon, Inc.............................................        58,150            72,688
  *Protocol Systems, Inc....................................        72,600           698,775
  Provena Foods, Inc........................................           200               925
  Providence & Worcester Railroad Co........................         5,000            71,875
  Providence Energy Corp....................................        61,950         1,269,975
  *Provident American Corp..................................        83,600           530,338
  *Provident Financial Holdings, Inc........................         5,100           117,938
  *Proxim, Inc..............................................        54,100           713,444
  *#Proxymed, Inc...........................................        94,000         1,157,375
  Psychemedics Corp.........................................       108,394           609,716
  Pulaski Furniture Corp....................................        15,400           396,550
  *Pulsepoint Communications Corp...........................         4,475            25,731
  *Puma Technology, Inc.....................................        54,700           326,491
  *Pure World, Inc..........................................        66,300           961,350
  *Pyramid Breweries, Inc...................................        35,500           108,719
  *Q Logic Corp.............................................        54,900         2,237,175
  *QC Optics, Inc...........................................         6,400            20,000
  *QEP Co., Inc.............................................         2,700            26,663
  *QMS, Inc.................................................        73,500           326,156
  *Quad Systems Corp........................................        35,700           137,222
  Quaker Chemical Corp......................................        34,600           720,113
  *Quaker City Bancorp, Inc.................................        18,125           411,211
  *Quaker Fabric Corp.......................................        72,300         1,934,025
  *Quality Dining, Inc......................................       100,100           408,220
  *Quality Semiconductor, Inc...............................        52,200           163,941
  *Quality Systems, Inc.....................................        44,900           387,263
  *Quarterdeck Office Systems, Inc..........................       298,000           414,406
  *Quest Medical, Inc.......................................        98,928           884,169
  *Quickturn Design Systems, Inc............................       116,450           889,751
  *Quidel Corp..............................................       189,500           660,289
  *Quiksilver, Inc..........................................       126,800         2,436,938
  *Quintel Entertainment, Inc...............................        69,100           375,731
  *Quipp, Inc...............................................        13,800           218,213
  Quixote Corp..............................................        67,600           874,575
  *R & B, Inc...............................................        68,600           891,800
  *RCM Technologies, Inc....................................        33,600           699,300
  *RDM Sports Group, Inc....................................       301,000             7,525
  *RDO Equipment Co. Class A................................        45,000           776,250
  *RF Monolithics, Inc......................................        27,100           318,425
  *RMH Teleservices, Inc....................................        14,100            52,655
  RPC, Inc..................................................        39,000           514,313
  *RTI, Inc.................................................         5,890            14,357
  *RTW, Inc.................................................        42,600           338,138
  *Racotek, Inc.............................................       130,500           407,813
  *Rag Shops, Inc...........................................        33,000           119,625
  *Ragan (Brad), Inc........................................        40,900         1,579,763
  *Railamerica, Inc.........................................        57,200           368,225
  *Railtex, Inc.............................................        41,000           634,219
  *Rainbow Technologies, Inc................................        49,900         1,203,838
  *#Rally's Hamburgers, Inc.................................       171,800           367,759
  Ramapo Financial Corp.....................................        35,700           267,750
  *Ramsay Health Care, Inc..................................        74,866           145,053
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Ramtron International Corp...............................       294,850    $    1,197,828
  *Rare Hospitality International, Inc......................        68,424           853,162
  Raritan Bancorp, Inc. DE..................................         1,125            31,500
  *Raster Graphics, Inc.....................................        35,000            37,188
  Raven Industries, Inc.....................................        99,150         1,995,394
  *Rawlings Sporting Goods, Inc.............................        64,700         1,002,850
  *#Raytech Corp. DE........................................        27,795           145,924
  *Reading Entertainment, Inc...............................        17,300           232,469
  *Recoton Corp.............................................        91,916         2,978,653
  *Recovery Engineering, Inc................................        20,500           537,484
  *Recycling Industries, Inc................................        74,400           448,725
  *#Red Brick Systems, Inc..................................        17,000            96,156
  *#Redhook Ale Brewery, Inc................................        45,200           290,975
  *Redwood Empire Bancorp...................................        12,300           250,613
  *Reeds Jewelers, Inc......................................        22,990            89,805
  *Refac Technology Development Corp........................        45,597           484,468
  *Regeneron Pharmaceuticals, Inc...........................       243,300         2,280,938
  *Rehabcare Group, Inc.....................................        28,800           746,100
  *Rehabilicare, Inc........................................        21,400            62,194
  *Reliability, Inc.........................................       120,000         1,275,000
  Reliv International, Inc..................................        46,960           180,503
  *Relm Wireless Corp.......................................        50,941           198,988
  *Remington Oil and Gas Corp. Class B......................       129,100           798,806
  *#Reno Air, Inc...........................................        79,700           626,392
  *Rent-Way, Inc............................................        57,500         1,701,641
  *Rentrak Corp.............................................        58,700           345,780
  *Repligen Corp............................................        54,000           106,313
  *Reptron Electronics, Inc.................................        42,800           521,625
  *Republic Automotive Parts, Inc...........................        39,200           799,925
  Republic Bancorp, Inc.....................................        46,652           884,930
  *Republic Bankshares, Inc.................................         1,740            48,503
  *Republic Engineered Steels, Inc..........................       173,000           578,469
  *Republic First Bancorp, Inc..............................         9,980           112,899
  Republic Group, Inc.......................................       111,804         2,131,264
  #Republic Security Financial Corp.........................        62,932           741,418
  *Res-Care, Inc............................................        64,000         2,018,000
  Research, Inc.............................................        25,250           113,625
  *Resound Corp.............................................       127,800           818,719
  Resource America, Inc.....................................        17,360         1,156,610
  *Respironics, Inc.........................................        10,628           173,701
  *Response Oncology, Inc...................................        92,740           588,319
  *Restrac, Inc.............................................        34,700           171,331
  *Retirement Care Association, Inc.........................        43,035           338,901
  *Rex Stores Corp..........................................        72,600           975,563
  *Rexhall Industries, Inc..................................        11,025            87,855
  *Rexx Environmental Corp..................................        21,600            83,700
  *Rheometric Scientific, Inc...............................           110                93
  *Ribi Immunochem Research, Inc............................       158,200           825,606
  *Ribozyme Pharmaceuticals.................................        48,500           256,141
  Richardson Electronics, Ltd...............................        43,200           572,400
  *Richey Electronics, Inc..................................        42,300           407,138
  *Richton International Corp...............................         1,500            12,563
  *Riddell Sports, Inc......................................        39,182           203,257
  *Ride, Inc................................................        46,700            84,644
  *Right Management Consultants, Inc........................        49,950           683,691
  *Right Start, Inc.........................................        48,600            69,863
  *Rightchoice Managed Care, Inc. Class A...................        28,100           324,906
  *Rimage Corp..............................................        29,000           337,125
  *Ringer Corp..............................................        76,600           167,563

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CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  Rival Co..................................................        36,100    $      526,834
  *River Oaks Furniture, Inc................................        41,500             5,188
  *Riverside Group, Inc.....................................         1,300             4,591
  Riverview Bancorp, Inc....................................        19,600           330,750
  *Riviera Holdings Corporation.............................         6,200            48,050
  *Roadhouse Grill, Inc.....................................        16,700            88,719
  Roanoke Electric Steel Corp...............................        63,450         1,292,794
  *Roberds, Inc.............................................        32,600            91,688
  *Robertson-Ceco Corp......................................        65,757           632,911
  Robinson Nugent, Inc......................................        42,100           221,025
  *Robotic Vision Systems, Inc..............................        38,845           246,423
  *Rochester Medical Corp...................................        43,600           645,825
  *Rock Bottom Restaurants, Inc.............................        56,900           359,181
  *Rockford Industries, Inc.................................        33,500           337,094
  *Rockshox, Inc............................................         7,900            38,759
  *Rocky Mountain Chocolate Factory.........................        25,000           175,000
  *Rocky Shoes & Boots, Inc.................................        28,300           443,072
  *Rodman & Renshaw Capital Group, Inc......................        19,000                 0
  *Rogers Corp..............................................       122,100         4,716,113
  *Rogue Wave Software, Inc.................................         8,600            69,069
  Rohn Industries, Inc......................................       373,000         1,649,359
  *Ross Systems, Inc........................................       132,137           623,521
  Rotonics Manufacturing, Inc...............................        11,300            13,419
  *Rottlund, Inc............................................        19,250            77,000
  Rowe Furniture Corp.......................................       115,062         1,049,941
  *Royal Appliance Manufacturing Co.........................       197,500         1,024,531
  Royal Bancshares of Pennsylvania Class A..................         1,616            32,421
  *Royal Energy, Inc........................................        16,200            70,875
  *Royal Gold, Inc..........................................       114,700           623,681
  *Royal Precision, Inc.....................................         5,600            28,525
  *Rural Cellular Corp. Class A.............................        24,800           426,250
  *Rush Enterprises, Inc....................................         2,400            33,150
  Ryan Beck & Co............................................           210             2,048
  *S&K Famous Brands, Inc...................................        32,200           583,625
  *#SABA Petroleum Co.......................................        79,500           139,125
  *SBE, Inc.................................................        12,000            50,250
  *SBM Industries, Inc......................................           500             2,000
  *SBS Technologies, Inc....................................        31,300           874,444
  *SDL, Inc.................................................        50,900         1,132,525
  *SED International Holdings, Inc..........................        45,900           403,059
  SEMCO Energy, Inc.........................................        57,320           981,605
  *SEMX Corp................................................        49,100           278,489
  *SGV Bancorp, Inc.........................................         2,300            41,113
  *SI Handling, Inc.........................................        41,625           561,938
  SIS Bancorp, Inc..........................................        24,600         1,027,050
  SJNB Financial Corp.......................................         7,500           305,625
  SJW Corp..................................................        16,600         1,074,850
  SL Industries, Inc........................................        96,685         1,244,819
  *SMC Corp.................................................        52,200           388,238
  *SOS Staffing Services, Inc...............................        38,200           744,900
  *SPSS, Inc................................................        40,700           922,109
  *SRS Labs, Inc............................................         4,500            30,656
  *SSE Telecom, Inc.........................................        31,600           131,338
  *STB Systems, Inc.........................................        55,650           572,152
  *STM Wireless, Inc. Class A...............................        40,600           433,913
  *#STV Group, Inc..........................................        35,000           264,688
  *SYNC Research, Inc.......................................       148,800           553,350
  *Safeguard Health Enterprises, Inc........................        84,600           642,431
  *Safety 1st, Inc..........................................        54,500           408,750
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Safety Components International, Inc.....................        41,100    $      683,288
  *Saga Communications, Inc. Class A........................        67,577         1,402,223
  *Salant Corp. DE..........................................        80,500            50,313
  Salient 3 Communications, Inc. Class A....................        45,000           448,594
  *Salton/Maxim Housewares, Inc.............................        68,100           821,456
  *San Filippo (John B.) & Son, Inc.........................        67,400           438,100
  Sanderson Farms, Inc......................................        58,800           694,575
  *Sands Regent Casino Hotel................................        42,210            92,334
  Sandwich Bancorp, Inc.....................................        15,400           979,344
  *Santa Cruz Operation, Inc................................       139,400           701,356
  *Santa Fe Gaming Corp.....................................        22,450            25,256
  *Satcon Technology Corp...................................        51,700           481,456
  *Saucony, Inc. Class A....................................        56,700           322,481
  *Saucony, Inc. Class B....................................        63,800           342,925
  *#Savoir Technology Group, Inc............................        64,000           644,000
  *Scan-Optics, Inc.........................................        56,200           307,344
  *ScanSource, Inc..........................................        20,800           405,600
  Schawk, Inc. Class A......................................        27,800           417,000
  *Scherer Healthcare, Inc..................................           200               850
  *Schieb (Earl), Inc.......................................        74,400           567,300
  *Schlotzskys, Inc.........................................        33,600           539,700
  *Schmitt Industries, Inc..................................        27,700           171,394
  Schnitzer Steel Industries, Inc. Class A..................         8,000           207,500
  *Schuler Homes, Inc.......................................       147,700         1,227,756
  Schultz Sav-O Stores, Inc.................................        60,000           945,000
  *Sciclone Pharmaceuticals, Inc............................       129,200           520,838
  *Scientific Games Holdings Corp...........................         4,500            95,063
  Scientific Technologies, Inc..............................        25,700           301,975
  *Scios-Nova, Inc..........................................       180,700         1,705,356
  Scope Industries, Inc.....................................        18,650         1,286,850
  *Scott Technologies, Inc. Class A.........................        76,000         1,123,375
  Scott's Liquid Gold, Inc..................................        84,000           228,375
  *Seachange International, Inc.............................       106,000           993,750
  Seacoast Banking Corp. Class A............................        22,100           843,944
  *Sealright Co., Inc.......................................        38,500           519,750
  *Seattle Filmworks, Inc...................................       145,575         1,241,937
  Seaway Food Town, Inc.....................................        24,000           355,500
  *Secom General Corp.......................................        25,000            42,188
  Second Bancorp, Inc.......................................           600            18,019
  *Secure Computing Corp....................................        70,700           718,047
  *Security Capital Corp....................................             5                23
  Security First Corp.......................................        21,200           518,075
  *Seeq Technology, Inc. DE.................................       184,900           387,134
  *Segue Software, Inc......................................        37,300           483,734
  *Seibels Bruce Group, Inc.................................         6,100            44,988
  Selas Corp. of America....................................        44,700           421,856
  *#Selfcare, Inc...........................................        28,000           276,500
  *Semitool, Inc............................................        86,000           929,875
  *Semtech Corp.............................................        95,400         2,006,381
  *Seneca Foods Corp. Class A...............................           200             3,150
  *Seneca Foods Corp. Class B...............................         6,800           110,925
  *#Sentry Technology Corp..................................        60,555            71,909
  *Sequus Pharmaceuticals, Inc..............................       180,800         2,045,300
  *Seragen, Inc.............................................        51,600            35,733
  *Servotronics, Inc........................................        24,804           289,897
  Sevenson Environmental Services, Inc......................        13,280           118,275
  *#Shaman Pharmaceuticals..................................       141,100           685,658
  *Sharper Image Corp.......................................        67,300           416,419

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CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Shaw Group, Inc..........................................        34,950    $      856,275
  *Sheffield Medical Technologies, Inc......................        68,300            85,375
  Shelby Williams Industries, Inc...........................        74,600         1,137,650
  *Sheldahl, Inc............................................        84,650           809,466
  *Sheridan Healthcare, Inc.................................        30,000           386,250
  *Shiloh Industries, Inc...................................       111,500         2,386,797
  *Shoe Carnival, Inc.......................................        86,000         1,198,625
  *Sholodge, Inc............................................        52,300           487,044
  *Shoney's, Inc............................................       419,000         1,859,313
  Shoreline Financial Corp..................................        12,537           385,513
  *Showscan Entertainment, Inc..............................        44,350            25,640
  *Shuffle Master, Inc......................................        53,900           498,575
  *Siebel Systems, Inc......................................        31,599           721,840
  Sierrawest Bancorp........................................        15,135           546,279
  Sifco Industries, Inc.....................................        46,275         1,127,953
  *Sight Resource Corp......................................        46,500           187,453
  *Sigma Circuits, Inc......................................        18,600           163,331
  *Sigma Designs, Inc.......................................        55,500           228,938
  *Sigmatron International, Inc.............................        13,000            93,844
  *Signal Apparel Co., Inc. Class A.........................        73,600           156,400
  *Signal Technology Corp...................................        62,000           348,750
  *#Silicon Gaming, Inc.....................................        12,000           113,813
  *Silicon Storage Technology, Inc..........................        99,500           284,508
  *#Silverado Foods, Inc....................................        12,800             4,800
  Simmons First National Corp. Class A......................        13,650           609,984
  Simpson Industries, Inc...................................       128,900         1,800,572
  *Simula, Inc..............................................        77,250         1,091,156
  *Sirena Apparel Group, Inc................................        20,500           142,219
  *Sizzler International, Inc...............................       218,400           600,600
  Skaneateles Bancorp, Inc..................................        25,200           441,000
  Skyline Corp..............................................         1,200            34,950
  Skywest, Inc..............................................        87,300         3,792,094
  *Smartflex Systems, Inc...................................        28,000           245,000
  *Smith Environmental Technologies Corp....................           700                12
  *Smithway Motor Express Corp. Class A.....................         4,000            59,000
  *Sodak Gaming, Inc........................................       100,100           635,009
  *Softech, Inc.............................................        36,100           221,113
  *Softnet Systems, Inc.....................................        36,136           555,591
  *#Software Spectrum, Inc..................................        36,100           652,056
  Somerset Group, Inc.......................................           312             6,747
  *Somerset Savings Bank....................................           440             2,262
  Sonesta International Hotels Corp. Class A................           200             2,350
  *Sonic Solutions..........................................        34,450           121,652
  *Sonics & Materials, Inc..................................         1,000             1,500
  *#Sonus Pharmaceuticals, Inc..............................        86,100         1,202,709
  *Sound Advice, Inc........................................        60,425           196,381
  Southern California Water Co..............................        50,900         1,110,256
  *Southern Energy Homes, Inc...............................       127,125         1,263,305
  *Southern Mineral Corp....................................        11,800            42,038
  *Southwall Technologies, Inc..............................        74,600           419,625
  Southwest Bancorp, Inc....................................        12,000           378,000
  Southwest Bancshares, Inc. DE.............................         5,550           176,906
  Southwest National Corp...................................         6,000           303,000
  Southwest Securities Group, Inc...........................        80,600         2,035,150
  Southwest Water Co........................................        15,865           264,747
  *Spacehab, Inc............................................        19,000           220,875
  *Spacelabs Medical, Inc...................................        41,600           685,100
  *Spacetec IMC Corp........................................        31,600            94,800
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Spaghetti Warehouse, Inc.................................        51,900    $      356,813
  Span-American Medical System, Inc.........................        40,500           334,125
  *Spartan Motors, Inc......................................       119,300           883,566
  *Sparton Corp.............................................        69,200           588,200
  *Spec's Music, Inc........................................        44,866           124,784
  *Special Devices, Inc.....................................        34,300         1,290,538
  *Specialty Chemical Resources, Inc........................        37,800            33,075
  *#Specialty Teleconstructors, Inc.........................        34,900         1,666,475
  *Spectran Corp............................................        52,000           422,500
  *Spectranetics Corp.......................................       117,302           359,237
  *Spectrian Corp...........................................        48,400           798,600
  *Spectrum Control, Inc....................................        69,900           425,953
  *Speizman Industries, Inc.................................        28,900           162,563
  *Spice Entertainment Companies, Inc.......................        71,600           443,025
  *Spire Corp...............................................        56,200           365,300
  *Sport Chalet, Inc........................................        55,000           297,344
  *Sport Supply Group, Inc..................................        42,000           396,375
  *Sport-Haley, Inc.........................................        20,500           256,891
  *Sports Club Co., Inc.....................................        41,700           297,113
  *Spyglass, Inc............................................        20,500           198,594
  St. Francis Capital Corp..................................        24,400         1,009,550
  St. Joseph Light & Power Co...............................        53,600         1,008,350
  *Staar Surgical Co........................................        80,675           995,832
  *#Stac, Inc...............................................        41,400           219,938
  *Stacey's Buffet, Inc.....................................        13,900             5,213
  *Staff Builders, Inc. Class A.............................       208,800           322,988
  *Stage II Apparel Corp....................................        14,600            10,950
  *Standard Commercial Corp.................................        89,908         1,000,227
  *Standard Management Corp.................................        27,415           203,899
  *Standard Microsystems Corp...............................        87,700           972,922
  Standard Motor Products, Inc. Class A.....................        45,600         1,003,200
  *Stanford Telecommunications, Inc.........................       108,100         1,540,425
  *Stanley Furniture, Inc...................................        62,400         1,267,500
  *Star Multi Care Services, Inc............................        37,229            93,073
  *Starcraft Corp...........................................        16,500            37,125
  *Starmet Corp.............................................       126,100         3,688,425
  Starrett (L.S.) Co. Class A...............................        14,200           549,363
  *Starter Corp.............................................       109,300           368,888
  State Financial Services Corp. Class A....................        16,280           409,035
  *Steel of West Virginia, Inc..............................        50,700           551,363
  Steel Technologies, Inc...................................        52,800           594,000
  *Steinway Musical Instruments, Inc........................         5,400           161,663
  Stepan Co.................................................        51,700         1,635,013
  Stephan Co................................................        24,700           314,925
  *Stericycle, Inc..........................................        17,700           200,231
  *Sterigenics Intl, Inc....................................         1,300            26,569
  Sterling Bancorp..........................................       150,400         4,117,200
  Sterling Bancshares.......................................        92,062         1,567,931
  *Sterling Financial Corp. WA..............................        33,250           872,813
  *#Sterling Vision, Inc....................................        63,700           336,416
  *Stevens International, Inc. Class A......................        59,800           171,925
  Stewart Information Services Corp.........................        26,350         1,011,181
  Stifel Financial Corp.....................................        24,288           379,500
  *Stimsonite Corp..........................................        50,300           385,109
  *Storage Computer Corp....................................        71,792           341,012
  *#Storm Technology, Inc...................................           200               350
  *Stormedia, Inc. Class A..................................        40,500           132,891
  *#Stratasys, Inc..........................................        25,700           253,788

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Strategic Diagnostics, Inc...............................        48,000    $      177,750
  *Strategic Distribution, Inc..............................       254,048         1,373,447
  *Strattec Security Corp...................................        24,100           768,188
  *Stratus Properties, Inc..................................        59,600           342,700
  Strawbridge and Clothier Liquidating Trust................         5,200             3,387
  *Strouds, Inc.............................................        72,800           241,150
  *Stuart Entertainment, Inc................................        20,100            33,919
  *Submicron Systems Corp...................................       105,700           145,338
  *Substance Abuse Technologies, Inc........................        91,400               640
  *Suburban Lodges of America, Inc..........................        24,000           385,500
  *Successories, Inc........................................        26,900           139,544
  Suffolk Bancorp...........................................        20,700           655,931
  *Sugen, Inc...............................................        74,800         1,126,675
  *Sulcus Computer Corp.....................................        81,500           213,938
  *Summa Four, Inc..........................................        43,300           516,894
  *Summa Industries, Inc....................................           200             2,350
  Summit Bancshares, Inc....................................        23,000           506,000
  *Summit Design, Inc.......................................        62,800           942,000
  *Summitt Medical Systems, Inc.............................        89,300           318,131
  *Sun City Industries, Inc.................................           150                20
  *Sun Television and Appliances, Inc.......................       147,300           299,203
  *Sunair Electronics, Inc..................................        33,900            99,581
  *Sunbelt Nursery Group, Inc...............................         6,800                 0
  *Sundance Homes, Inc......................................        50,000           114,063
  *Sunquest Information Systems, Inc........................         3,400            30,175
  *Sunrise Resources, Inc...................................        35,700           118,256
  *Superconductor Technologies, Inc.........................        35,450           177,250
  *#Supergen, Inc...........................................        12,400           162,750
  *Superior Energy Services, Inc............................        78,000           760,500
  *Superior National Insurance Group, Inc...................        11,900           273,700
  Superior Surgical Manufacturing Co., Inc..................        90,100         1,419,075
  *Supertex, Inc............................................       177,300         1,917,056
  *Suprema Specialties, Inc.................................        37,300           155,028
  *Supreme Industries, Inc..................................        67,753           948,547
  *Supreme International Corp...............................        29,100           491,063
  *Surety Capital Corp......................................        24,350           115,663
  *Surgical Laser Technologies, Inc.........................        54,500            52,797
  *Swisher International, Inc...............................         8,500            25,500
  *Swiss Army Brands, Inc...................................        65,500           747,109
  *Sybron Chemicals, Inc....................................        34,300         1,129,756
  *Sylvan, Inc..............................................        54,800           815,150
  *Symix Systems, Inc.......................................        48,200           945,925
  *Symmetricom, Inc.........................................       136,600           866,556
  *Symons International Group, Inc..........................        10,500           190,313
  *Syms Corp................................................        76,900         1,143,888
  Synalloy Corp. DE.........................................        89,158         1,214,778
  *Synaptic Pharmaceutical Corp.............................        65,700           989,606
  *Synbiotics Corp..........................................        49,400           155,919
  *Syncor International Corp. DE............................        62,800         1,099,000
  *Syntellect, Inc..........................................       114,200           296,206
  *Synthetech, Inc..........................................        48,500           322,828
  *Synthetic Industries, Inc................................        46,000           938,688
  *Sypris Solutions, Inc....................................        27,000           275,063
  *#Syquest Technology, Inc.................................       548,800           986,125
  *Systemsoft Corp..........................................       165,200           312,331
  *T Cell Sciences, Inc.....................................       145,700           448,483
  *T-Netix, Inc.............................................        65,100           614,381
  *TBC Corp.................................................       201,700         1,657,722
  TCBY Enterprises, Inc.....................................        96,000           930,000
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *TCC Industries, Inc......................................        23,800    $      114,538
  *TCI International, Inc...................................        32,060           158,296
  *TCI Music, Inc. Class A..................................        51,450           402,757
  *TCSI Corp................................................       186,900           969,544
  *TESSCO Technologies, Inc.................................        37,400           764,363
  TF Financial Corp.........................................         7,300           194,363
  *TFC Enterprises, Inc.....................................       101,000           293,531
  *TII Industries, Inc......................................        36,520           157,493
  *TII Industries, Inc. Class B.............................        13,440            57,960
  *TMBR/Sharp Drilling, Inc.................................        40,500           422,719
  *TRC Companies, Inc.......................................        60,400           302,000
  *TRM Copy Centers Corp....................................        61,000           789,188
  *#TRO Learning, Inc.......................................        29,400           297,675
  TSI, Inc. MN..............................................        93,200           763,075
  *TSR, Inc.................................................       102,000         1,185,750
  *TST/Impreso, Inc.........................................        23,800           108,588
  Tab Products Co. DE.......................................        41,750           610,594
  *Taco Cabana, Inc.........................................       134,700           854,503
  *Tandy Brand Accessories, Inc.............................        55,977           986,595
  *Tandy Crafts, Inc........................................       138,200           656,450
  *Targeted Genetics Corp...................................       138,500           402,516
  Tasty Baking Co...........................................        66,500         1,246,875
  *#Tatham Off-Shore, Inc...................................        12,900            43,538
  *Team, Inc................................................        45,000           222,188
  *Tech-Sym Corp............................................        67,300         1,947,494
  Tech/Ops Sevcon, Inc......................................        61,400         1,043,800
  *#Techdyne, Inc...........................................        11,800            58,263
  Teche Holding Co..........................................         1,100            21,863
  *Techforce Corp...........................................        25,000           195,313
  *#Technical Chemicals & Products, Inc.....................        43,900           430,769
  *Technical Communications Corp............................         7,300            45,169
  Technology Research Corp..................................        40,100            84,586
  *Tegal Corp...............................................        46,700           193,367
  *Tei, Inc.................................................        19,800            42,694
  *Telco Systems, Inc.......................................        88,300           871,963
  *Telcom Semiconductor, Inc................................       108,200           804,738
  *Telemundo Group, Inc. Class A............................        26,500         1,117,969
  *Teltrend, Inc............................................        26,800           479,050
  *#Telular Corp............................................        97,500           208,711
  *Temtex Industries, Inc...................................        34,100           142,794
  *#Tera Computer Co........................................         8,100            92,391
  *Tesseract Group, Inc.....................................        50,500           265,125
  *Tetra Technologies, Inc..................................        20,100           438,431
  *Texas Biotechnology Corp.................................       130,100           650,500
  *Texas Micro, Inc.........................................        75,900           298,856
  *Texfi Industries, Inc....................................        75,200           159,800
  *Thackeray Corp...........................................        74,700           280,125
  *Theratech, Inc. UT.......................................       129,300         1,232,391
  *Thermatrix, Inc..........................................         7,600            42,869
  *Thermo Bioanalysis Corp..................................         3,100            64,713
  *Thermo Fibergen, Inc.....................................        13,500           131,625
  *Thermo Power Corp........................................       105,100         1,195,513
  Thermo Remediation, Inc...................................        77,800           427,900
  *Thermo Sentron, Inc......................................        72,400           909,525
  *Thermo Terratech, Inc....................................        78,200           371,450
  *Thermo Voltek Corp.......................................       120,450           843,150
  *#Thermolase Corp.........................................        13,000            80,438
  *Thermospectra Corp.......................................        24,500           271,031
  *Thermwood Corp...........................................           920             7,130
  *Thomas Group, Inc........................................        50,800           517,525
  Thomaston Mills, Inc......................................        12,000            93,000

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CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  Thor Industries, Inc......................................        41,850    $    1,158,722
  *Thoratec Laboratories Corp...............................        23,400           217,913
  *Thorn Apple Valley, Inc..................................        49,900           785,925
  *Three-Five Systems, Inc..................................        44,200           743,113
  *Thrustmaster, Inc........................................         4,300            47,031
  Timberline Software Corp..................................        31,406           625,176
  *Tipperary Corp...........................................        56,500           204,813
  *Titan Corp...............................................       176,603         1,125,844
  Toastmaster, Inc..........................................        41,100           251,738
  *Today's Man, Inc.........................................        63,600           166,950
  *Todd Shipyards Corp......................................        42,600           274,238
  Todd-AO Corp. Class A.....................................        12,100           152,006
  *Toddhunter International, Inc............................        48,000           417,000
  *Tokheim Corp.............................................        64,800         1,032,750
  *Tollgrade Communications, Inc............................        11,000           280,500
  Tompkins County Trustco, Inc..............................           330            12,004
  *#Top Source Technologies, Inc............................        68,500            68,500
  *Topps, Inc...............................................       273,600           936,225
  *Tops Appliance City, Inc.................................        32,000           150,000
  *Toreador Royalty Corp....................................        41,700           164,194
  *Torotel, Inc.............................................        24,235            21,206
  *Total-Telephone USA Communications, Inc..................        10,200           416,925
  *Touchstone Software Corp.................................        30,500            79,109
  *Tower Air, Inc...........................................       129,000           554,297
  *Tractor Supply Co........................................        68,500         1,678,250
  *Trak Auto Corp...........................................        92,000         1,081,000
  *Transact Technologies, Inc...............................        40,199           381,891
  *Transaction Network Services, Inc........................       102,900         2,077,294
  *Transcend Services, Inc..................................        54,100           172,444
  *#Transcrypt International, Inc...........................         9,000            29,250
  *Transfinancial Holdings, Inc.............................        27,800           250,200
  *Transition Analysis Component Technology.................         2,538            16,338
  *Transmation, Inc.........................................        13,400            93,381
  Transmedia Network, Inc...................................        45,750           280,219
  *TransNet Corp............................................        29,200            27,375
  Transport Industries, Inc.................................         1,000            14,500
  #Transport Lux Corp.......................................        14,245           185,185
  Transpro, Inc.............................................        11,100            95,738
  Transtechnology Corp......................................        99,100         2,675,700
  *Transwitch Corp..........................................       102,000         1,402,500
  *Transworld Healthcare, Inc...............................        61,200           393,975
  *#Travel Ports of America, Inc............................        28,391            94,932
  Treadco, Inc..............................................        43,900           381,381
  *#Treev, Inc..............................................        85,000            75,703
  *Trega Biosciences, Inc...................................        63,700           242,856
  *Trend-Lines, Inc. Class A................................        50,650           272,244
  *Trescom International, Inc...............................        19,500           205,969
  *Tri-Lite, Inc............................................           109                 0
  *Triad Guaranty, Inc......................................        39,700         1,289,009
  *Triad Park L.L.C.........................................       111,100           207,757
  Triangle Bancorp, Inc.....................................        19,200           560,400
  *Triathlon Broadcasting Co. Class A.......................         1,200            12,675
  Trico Bancshares..........................................         6,600           193,875
  *Tricord Systems, Inc.....................................        81,000            79,734
  *Trident International, Inc...............................        13,200           216,150
  *Trident Microsystems, Inc................................        98,400           691,875
  *#Trident Rowan Group, Inc................................         7,000            44,625
  *Tridex Corp..............................................        44,300           304,563
  Trigen Energy Corp........................................       102,000         1,415,250
  *#Trikon Technologies, Inc................................        13,000             8,328
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Trimark Holdings, Inc....................................         7,100    $       25,738
  *Trimedyne, Inc...........................................        48,800            89,975
  *Trinitec Systems, Inc. Class A...........................        38,100           250,031
  Trion, Inc................................................        67,550           396,856
  *Triple S Plastics, Inc...................................         7,800            49,238
  *Tripos, Inc..............................................        17,700           196,913
  *Triquint Semiconductor, Inc..............................        52,200         1,185,919
  *Trism, Inc...............................................        37,100            89,272
  *Tristar Corp.............................................         3,300            34,650
  *Truevision, Inc..........................................       102,700           211,819
  *#Trump Hotels & Casino Resorts, Inc......................       184,400         1,578,925
  *Tseng Laboratories, Inc..................................        76,200           171,450
  *Tultex Corp..............................................       129,400           388,200
  *Turner Corp..............................................        43,900         1,179,813
  Tuscarora, Inc............................................        41,750           661,477
  Twin Disc, Inc............................................        41,200         1,318,400
  Tyler Corp................................................       141,450         1,326,094
  U.S. Bancorp, Inc.........................................         8,725           698,569
  *U.S. Bioscience, Inc.....................................        43,100           404,063
  *U.S. China Industrial Exchange, Inc......................         2,400             4,425
  *U.S. Diagnostic, Inc.....................................       142,800           640,369
  *UFP Technologies, Inc....................................         6,700            29,313
  *URS Corp.................................................        76,984         1,279,859
  *US Can Corp..............................................       112,300         1,902,081
  *#US Servis, Inc..........................................        23,500            41,859
  *US Xpress Enterprises, Inc. Class A......................         9,000           175,500
  *#USA Detergents, Inc.....................................        58,300           808,913
  *USA Truck, Inc...........................................         5,600            81,900
  *USANA, Inc...............................................         2,600            74,263
  *USCI, Inc................................................        60,400           303,888
  *USData Corp..............................................        38,300           208,256
  *UTI Energy Corp..........................................        55,500           894,938
  *#Ugly Duckling Corp......................................        12,000           105,375
  *Ultimate Electronics, Inc................................        42,200           139,788
  *Ultradata Corp...........................................        18,400            97,750
  *Ultradata Systems, Inc...................................        13,600            48,450
  *#Ultrafem, Inc...........................................        62,400             4,368
  *Ultrak, Inc..............................................        66,300           648,497
  *#Ultralife Batteries, Inc................................        35,900           416,216
  *#Unapix Entertainment, Inc...............................        28,800           145,800
  *Uni-Marts, Inc...........................................        64,600           234,175
  Unico American Corp.......................................       117,600         1,830,150
  *UniComp, Inc.............................................        39,200           191,713
  Unifirst Corp.............................................        36,400           937,300
  *Uniflex, Inc.............................................        17,850            98,175
  *Unify Corp...............................................        22,000            68,063
  *Unigene Laboratories, Inc................................       207,200           475,913
  *Unilab Corp..............................................        29,900            80,356
  *Unimark Group, Inc.......................................        64,300           313,463
  *Unimed Pharmaceuticals, Inc..............................        37,900           212,003
  *Union Acceptance Corp. Class A...........................        16,900           123,581
  *Unique Casual Restaurants, Inc...........................        42,267           252,281
  *#Unique Mobility, Inc....................................        65,800           460,600
  *Uniroyal Technology Corp.................................       112,900         1,023,156
  *Unit Corp................................................       167,100         1,305,469
  *Unit Instruments, Inc....................................        35,680           231,920
  *United American Healthcare Corp.,........................        53,850            53,850
  United Bankshares, Inc. WV................................        34,010           848,124
  *United Capital Corp......................................        50,754         1,116,588
  *United Dental Care, Inc..................................         1,000            18,813
  United Financial Corp. MN.................................           700            19,819
  *United Foods, Inc. Class A...............................         1,496             5,423

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *United Foods, Inc. Class B...............................        13,166    $       47,727
  United Guardian, Inc......................................        41,020           271,758
  United Industrial Corp....................................       104,800         1,257,600
  United National Bancorp...................................        35,427         1,049,525
  *United Retail Group, Inc.................................        67,900           751,144
  *United States Energy Corp................................        54,470           354,055
  United States Lime & Minerals, Inc........................        14,300           125,125
  *Unitel Video, Inc........................................        23,200           113,100
  Unitil Corp...............................................        39,552           897,336
  Unitog Co.................................................        11,450           264,781
  *Universal American Financial Corp........................         3,200             8,400
  *Universal Electronics, Inc...............................        27,400           275,713
  Universal Forest Products, Inc............................       126,700         2,165,778
  *#Universal International, Inc............................        16,000            36,500
  *Universal Seismic Association, Inc.......................        17,800            22,528
  *Universal Stainless & Alloy Products, Inc................        27,700           275,269
  *Universal Standard Medical Labs, Inc.....................        27,300            58,013
  *Uno Restaurant Corp......................................       231,491         1,707,246
  Upper Peninsula Energy Corp...............................        20,400           533,588
  *Uranuim Resources, Inc...................................       103,100           265,805
  *Urban Outfitters, Inc....................................        46,000           753,250
  *Urocor, Inc..............................................        56,100           413,738
  *Urogen Corp. (Restricted)................................        28,200            25,556
  *Urologix, Inc............................................        82,000           927,625
  *Uromed Corp. New.........................................        45,660           363,140
  *Uroquest Medical Corp....................................        52,400           152,288
  *Utah Medical, Inc........................................        36,900           276,750
  *Utilx Corp...............................................       144,800           733,050
  *V Band Systems, Inc......................................         5,300             1,822
  *#V-ONE Corp..............................................        14,000            46,813
  *VTEL Corp................................................        93,906           542,894
  *Valence Technology, Inc..................................       172,900         1,021,191
  *Vallen Corp..............................................        62,400         1,290,900
  Valley Forge Corp.........................................         3,525            52,434
  Valley Resources, Inc.....................................        37,487           435,786
  *Valuevision International, Inc. Class A..................       123,100           496,247
  *Vans, Inc................................................        99,000           980,719
  *#Vari L Co., Inc.........................................        23,400           296,888
  *Variflex, Inc............................................        51,100           279,453
  Varlen Corp...............................................        42,692         1,448,860
  *Vaughn Communications, Inc...............................        28,100           254,656
  *Vectra Technologies, Inc.................................        34,500             1,380
  *Ventana Medical Systems, Inc.............................        78,500         2,036,094
  *Venture Stores, Inc......................................       153,800            20,379
  *Venturian Corp...........................................        21,000           131,250
  *Verilink Corp............................................        58,000           458,563
  *Verity, Inc..............................................        82,900           637,294
  *Vermont Teddy Bear, Inc..................................        15,500            20,344
  *Versant Object Technology Corp...........................        11,900            67,681
  *Versar, Inc..............................................        46,100           230,500
  *Versatility, Inc.........................................         1,000             2,625
  *Vertel Corp..............................................       108,700           455,181
  *Vertex Communications Corp...............................        43,300           941,775
  *Veterinary Centers of America, Inc.......................        26,300           492,303
  *Viatel, Inc..............................................        80,000           625,000
  *Vical, Inc...............................................        89,700         1,457,625
  *Vicon Industries, Inc....................................        46,250           343,984
  *Vicorp Restaurants, Inc..................................        64,900           997,838
  *Vidamed, Inc.............................................        73,200           382,013
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Video Display Corp.......................................        41,750    $      454,031
  *Video Services Corp......................................         5,000            17,813
  *Video Update, Inc........................................       233,775           420,064
  *Videonics, Inc...........................................        32,400            89,100
  *Vidioserver, Inc.........................................       110,900           932,253
  *View Technology, Inc.....................................        28,700            84,306
  *Viisage Technology, Inc..................................        21,000            66,938
  *Vimrx Pharmaceuticals, Inc...............................        44,500            60,492
  Virco Manufacturing Corp..................................       103,990         2,768,734
  *Virtualfund.Com, Inc.....................................       123,500           528,734
  *Virus Research Institute, Inc............................         4,200            16,603
  *#Vision Sciences, Inc....................................        23,250            54,492
  *#Visioneer, Inc..........................................       106,100           300,064
  *Vista Medical Technologies, Inc..........................       124,000           678,125
  Vital Signs, Inc..........................................       101,500         1,792,109
  *Vitalcom, Inc............................................        61,000           245,906
  *#Vitech America, Inc.....................................         9,800           181,300
  *Vivid Technologies, Inc..................................        80,000           960,000
  *Vodavi Technology, Inc...................................        10,200            29,963
  *Voice Control Systems, Inc...............................        49,700           201,906
  *Voxware, Inc.............................................         5,700            12,914
  Vulcan International Corp.................................        10,951           446,253
  *WCI Steel, Inc. (Escrow).................................       194,000                 0
  *WFS Financial, Inc.......................................         6,000            51,563
  *#WHX Corp................................................        26,600           365,750
  *WLR Foods, Inc...........................................        50,786           361,850
  *WMS Industries, Inc......................................        12,000            53,250
  *WPI Group, Inc...........................................        27,550           209,208
  WSFS Financial Corp.......................................        12,200           257,725
  *WTD Industries, Inc......................................        52,840            62,748
  Wackenhut Corp. Class A...................................         4,297            94,803
  Wackenhut Corp. Class B Non-Voting........................        26,592           533,502
  Wainwright Bank & Trust Co................................           200             1,963
  Walbro Corp...............................................        49,600           511,500
  *Walker Interactive Systems, Inc..........................       109,000         1,723,563
  *Wall Data, Inc...........................................        79,050         1,025,180
  *Wall Street Deli, Inc....................................        13,200            46,200
  *Walsh International, Inc.................................        16,300           246,538
  Walshire Assurance Co.....................................        36,963           277,223
  *Wandel & Goltermann Technologies, Inc....................        19,800           297,000
  *Warrantech Corp..........................................        76,900           516,672
  Warren Bancorp, Inc.......................................       162,800         2,035,000
  *Washington Homes, Inc....................................        63,600           318,000
  Washington Savings Bank FSB Waldorf, MD...................        28,912           205,998
  Waters Instruments, Inc...................................           500             2,875
  Watkins-Johnson Co........................................        36,400           916,825
  *Wave Technologies International, Inc.....................        18,200            79,625
  *Wavephore, Inc...........................................        69,600           891,750
  *Waxman Industries, Inc...................................        51,400           163,838
  *Waxman Industries, Inc. Class B..........................         9,750            31,078
  *Webco Industries, Inc....................................        27,850           236,725
  Webster Financial Corp....................................        63,205         2,115,392
  *Weirton Steel Corp.......................................       188,400           765,375
  *Wellcare Management Group, Inc...........................        15,700            40,722
  Wellco Enterprises, Inc...................................        12,300           139,913
  *Wells-Gardner Electronics Corp...........................        35,000           177,188
  West Coast Bancorp........................................        24,550           598,406
  *West Coast Entertainment Corp............................        71,000           135,344

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *#Westbridge Capital Corp.................................        33,700    $       12,638
  Westco Bancorp, Inc.......................................         1,600            48,500
  *Westerbeke Corp..........................................        20,000            77,500
  Westerfed Financial Corp..................................        23,800           586,075
  Western Bancorp...........................................        35,450         1,516,595
  *Western Beef, Inc........................................        42,386           349,685
  Western Ohio Financial Corp...............................         6,600           169,950
  *Western Staff Services, Inc..............................        44,000         1,146,750
  *Western Water Co.........................................        40,100           438,594
  *Weston (Roy F.), Inc. Class A............................        33,700           128,481
  *White Pine Software, Inc.................................         4,500            11,109
  *Whitehall Corp...........................................       123,200         2,340,800
  *Whitman Education Group, Inc.............................       118,100           664,313
  *Whittaker Corp...........................................        88,800         1,265,400
  *Wickes Lumber Co.........................................        55,200           313,950
  *Williams Clayton Energy, Inc.............................        51,800           547,138
  *Williams Controls, Inc...................................        70,500           208,195
  *Willis Lease Finance Corp................................         7,500           164,063
  *Wilshire Financial Services Group, Inc...................        27,500           647,969
  *Wilshire Oil Co. of Texas................................       142,975           875,722
  Winnebago Industries, Inc.................................       136,400         1,525,975
  *Winsloew Furniture, Inc..................................        33,200           798,875
  *Winston Resources, Inc...................................         3,900            21,450
  Wireless Telecom Group, Inc...............................       149,200           522,200
  Wiser Oil Co..............................................        57,400           599,113
  Wolf (Howard B.), Inc.....................................         6,000            34,500
  Wolohan Lumber Co.........................................        49,100           613,750
  Woodhead Industries, Inc..................................       176,550         3,150,314
  *Workgroup Technology Corp................................        36,500           139,156
  *World Acceptance Corp....................................       174,000         1,016,813
  *#World Airways, Inc......................................        31,700           160,481
  World Fuel Services Corp..................................        84,070         1,481,734
  *#Worldcorp, Inc..........................................       136,000            85,000
  *Worldtalk Communications Corp............................        21,000           103,688
  *Worldtex, Inc............................................       141,800           957,150
  Worthington Foods, Inc....................................        89,421         1,302,193
  *Wyant Corp...............................................           666             3,917
  *XCL, Ltd.................................................        24,200            96,800
  *Xcellent, Inc............................................        36,400           720,038
  *Xeta Corp................................................         5,200           113,913
  *Xetel Corp...............................................        24,500           108,719
  *Xicor, Inc...............................................       121,600           262,200
  *Xionics Document Technologies, Inc.......................        37,400           175,313
  *Xircom, Inc..............................................        12,300           192,572
  *Xoma Corp................................................       169,800           822,469
  Yankee Energy Systems, Inc................................         5,300           127,200
  Yardville National Bancorp................................        16,067           289,206
  *#Yes Entertainment Corp..................................        28,600            21,450
  York Financial Corp.......................................        38,906           862,011
  *York Research Corp.......................................        65,200           446,213
  *Youth Services International, Inc........................        90,250           651,492
  *Zaring National Corp.....................................        19,800           199,238
                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Zemex Corp...............................................        53,110    $      527,781
  *Zevex International, Inc.................................         6,600            59,400
  Ziegler Co., Inc..........................................           500            11,938
  *Zila, Inc................................................         6,435            49,871
  *Zing Technologies, Inc...................................        13,300           108,478
  *#Zitel Corp..............................................        63,700           505,619
  *Zoll Medical Corp........................................        50,500           309,313
  *#Zonagen, Inc............................................        23,000           839,500
  *Zoran Corp...............................................        42,200           491,894
  *Zydeco Energy, Inc.......................................         3,700             7,516
  *Zygo Corp................................................        48,100           864,297
                                                                              --------------
TOTAL COMMON STOCKS
  (Cost $1,224,225,398).....................................                   1,562,285,210
                                                                              --------------
RIGHTS/WARRANTS -- (0.0%)
  *American Educational Products, Inc. Warrants 12/01/00....         2,760             4,140
  *Amerus Life Holdings, Inc. Class A Warrants 04/03/02.....         5,588            51,689
  *Baxter International, Inc. Contingent Payment Rights
    03/15/08................................................        89,950                 0
  *Buell Industries, Inc. Contingent Payment Rights.........        59,800                 0
  *National Mercantile Bancorp Warrants 06/02/99............            50                 0
  *Playcore, Inc. Rights 06/09/98...........................        33,388                 0
  *Today's Man, Inc. Warrants 10/14/99......................        31,800            21,863
  *Xytronyx, Inc. Warrants 08/11/01.........................           492                 0
                                                                              --------------
TOTAL RIGHTS/WARRANTS
  (Cost $71,577)............................................                          77,692
                                                                              --------------
PREFERRED STOCKS -- (0.0%)
  Fonar Corp. Class A (Cost $0).............................        34,390                 0
                                                                              --------------
                                                                   FACE
                                                                  AMOUNT
                                                                ----------
                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (2.1%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
    06/01/98 (Collateralized by U.S. Treasury Notes 5.875%,
    08/31/99, valued at $34,717,100) to be repurchased at
    $34,217,964. (Cost $34,203,000).........................       $34,203        34,203,000
                                                                              --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,258,499,975)++.......                  $1,596,565,902
                                                                              --------------
                                                                              --------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++The cost for federal income tax purposes is $1,259,453,224.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                                   SHARES            VALUE+
                                                                ---------    --------------
JAPAN -- (21.4%)
COMMON STOCKS -- (21.4%)
  Aichi Bank, Ltd...........................................       10,500    $      568,325
  Aisin Seiki Co., Ltd......................................      137,000         1,270,486
  Amada Co., Ltd............................................      376,000         1,899,469
  Amano Corp................................................      115,000         1,034,929
  #Aomori Bank, Ltd.........................................      170,000           668,639
  Aoyama Trading Co., Ltd...................................       41,100         1,005,513
  #Asahi Denka Kogyo KK.....................................       42,000           152,463
  Asahi Glass Co., Ltd......................................      420,000         2,267,239
  #Ashikaga Bank, Ltd.......................................      808,000         1,195,395
  Autobacs Seven Co., Ltd...................................          700            21,319
  Awa Bank, Ltd.............................................      189,600           774,464
  Bandai Co., Ltd...........................................       60,000           870,349
  Bank of Ikeda, Ltd........................................       13,000           516,003
  Bank of Iwate, Ltd........................................       18,590           851,921
  #Bank of Kinki, Ltd.......................................      234,000           663,674
  Bank of Kyoto, Ltd........................................      347,400         1,629,632
  Bank of Nagoya, Ltd.......................................      185,000           750,334
  Bank of Saga, Ltd.........................................      215,000           674,954
  Bank of Yokohama, Ltd.....................................      978,000         2,385,624
  #Best Denki Co., Ltd......................................      153,000           850,215
  CMK Corp..................................................       38,000           455,238
  Canon Sales Co., Inc......................................      124,900         1,658,543
  Casio Computer Co., Ltd...................................      185,000         1,722,296
  Central Glass Co., Ltd....................................      179,000           311,327
  Chiba Bank, Ltd...........................................      941,000         3,347,980
  #Chichibu Onoda Cement Corp...............................      746,000         1,125,205
  #Chiyoda Fire and Marine Insurance Co., Ltd...............      444,150         1,625,115
  Chudenko Corp.............................................       82,000         1,692,491
  #Chugai Pharmaceutical Co., Ltd...........................      114,000           658,175
  Chugoku Bank, Ltd.........................................      199,000         2,544,856
  Chukyo Coca-Cola Bottling Co., Ltd........................       35,000           275,322
  Chukyo Sogo Bank, Ltd.....................................      107,000           316,602
  Citizen Watch Co., Ltd....................................      317,000         2,422,711
  Cosmo Oil Co., Ltd........................................      764,000         1,240,573
  Dai Tokyo Fire & Marine Insurance Co., Ltd................      529,000         1,775,231
  Daicel Chemical Industries, Ltd...........................      485,000           829,538
  Daikin Industries, Ltd....................................      218,000         1,301,093
  #Dainippon Pharmaceutical Co., Ltd........................      203,000           669,512
  #Daio Paper Corp..........................................      128,750           627,187
  #Daisan Bank, Ltd.........................................      138,000           478,043
  #Daishi Bank, Ltd.........................................      350,000         1,053,296
  Daito Trust Construction Co., Ltd.........................      180,784         1,290,335
  #Daiwa Bank, Ltd..........................................      726,000         1,414,643
  Daiwa House Industry Co., Ltd.............................      655,000         5,100,457
  Daiwa Kosho Lease Co., Ltd................................      193,000           786,959
  Daiwa Securities Co., Ltd.................................    1,673,000         6,362,868
  Denki Kagaku Kogyo KK.....................................      469,000           727,709
  Dowa Fire & Marine Insurance Co., Ltd.....................      383,000         1,136,023
  Ehime Bank, Ltd...........................................      143,000           508,779
  Eighteenth Bank, Ltd......................................      226,000         1,242,824
  Ezaki Glico Co., Ltd......................................      174,600           875,740
  Fuji Fire & Marine Insurance Co., Ltd.....................      353,000           810,118
  Fuji Oil Co., Ltd.........................................       73,000           316,624
  Fuji Photo Film Co., Ltd..................................      400,000        13,538,769
  Fujisawa Pharmaceutical Co., Ltd..........................      220,000         2,064,013

                                                                   SHARES            VALUE+
                                                                ---------    --------------

  #Fukui Bank, Ltd..........................................      343,000    $      787,168
  #Fukuoka City Bank, Ltd...................................      264,532           952,632
  *#Fukutoku Bank, Ltd......................................       27,000            39,945
  #Fukuyama Transporting Co., Ltd...........................      266,000         1,044,304
  Furukawa Co., Ltd.........................................      165,000           235,774
  Futaba Corp...............................................       16,000           645,473
  Futaba Industrial Co., Ltd................................       86,100           960,636
  Hanshin Electric Railway Co., Ltd.........................      141,000           418,222
  Higo Bank, Ltd............................................      308,000         1,418,136
  #Hino Motors, Ltd.........................................      398,000         1,160,408
  #Hiroshima Bank, Ltd......................................      575,000         1,468,985
  Hiroshima-Sogo Bank, Ltd..................................      136,000           529,022
  Hitachi Construction Machinery Co., Ltd...................       64,000           196,298
  #Hitachi Maxell, Ltd......................................       96,000         1,981,452
  Hitachi Metals, Ltd.......................................      360,000         1,350,990
  #Hitachi Transport System, Ltd............................      138,000         1,055,678
  Hitachi, Ltd..............................................    3,691,000        24,319,866
  Hokuetsu Bank.............................................      275,330           755,064
  #Hokuetsu Paper Mills, Ltd................................      162,000           759,932
  #Hokuriku Bank, Ltd.......................................      891,000         1,286,039
  #House Foods Corp.........................................      115,000         1,585,176
  Hyakugo Bank, Ltd. (105th Bank)...........................      258,000         1,061,307
  Hyakujishi Bank, Ltd......................................      314,000         1,389,110
  Inax Corp.................................................      309,000         1,048,100
  Itochu Corp...............................................    1,198,000         2,697,477
  Itoham Foods, Inc.........................................      284,000         1,250,243
  Izumiya Co., Ltd..........................................      151,000           773,716
  Japan Airport Terminal Co., Ltd...........................        9,000            50,987
  #Japan Pulp and Paper Co., Ltd............................      119,000           321,192
  Japan Wool Textile Co., Ltd...............................       42,000           175,802
  Joyo Bank, Ltd............................................       19,000            67,463
  Jsr Corp., Tokyo..........................................      150,000           686,320
  Juroku Bank, Ltd..........................................      349,000         1,282,005
  Kagawa Bank, Ltd..........................................       61,650           274,959
  Kagoshima Bank, Ltd.......................................      262,000         1,115,577
  #Kajima Corp..............................................      826,000         2,217,529
  Kamigumi Co., Ltd.........................................      357,000         1,360,343
  Kandenko Co., Ltd.........................................      266,000         1,528,062
  Kaneka Corp...............................................      344,000         1,849,529
  Kansai Paint Co., Ltd., Osaka.............................      108,000           250,193
  Katokichi Co., Ltd........................................       72,000           801,761
  Kawasaki Steel Corp.......................................      500,000           801,068
  #Keiyo Co., Ltd...........................................       35,000           126,294
  Kikkoman Corp.............................................      256,000         1,250,763
  Kinden Corp...............................................       67,000           809,909
  Kirin Brewery Co., Ltd....................................      247,000         2,297,715
  Kissei Pharmaceutical Co., Ltd............................       40,000           506,621
  Koa Fire & Marine Insurance Co., Ltd......................       45,000           175,694
  #Kobe Steel, Ltd..........................................    2,632,000         2,013,437
  Koito Manufacturing Co., Ltd..............................      146,000           705,950
  #Kokusai Denshin Denwa Co., Ltd...........................       48,400         1,711,543
  Kokusai Securities Co., Ltd...............................      330,000         3,036,480
  Komatsu, Ltd..............................................    1,279,000         5,353,587
  #Komori Corp..............................................       74,000         1,367,156
  Konica Corp...............................................       66,000           299,599
  Koyo Seiko Co.............................................      198,000           708,750
  Kureha Chemical Industry Co., Ltd.........................      263,000           603,572
  Lion Corp.................................................      311,000         1,032,439

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                   SHARES            VALUE+
                                                                ---------    --------------
  #Long Term Credit Bank of Japan, Ltd......................    2,895,000    $    4,199,436
  Makita Corp...............................................      209,000         2,254,934
  Marubeni Corp.............................................    1,942,000         3,924,222
  Maruichi Steel Tube, Ltd..................................      117,000         1,562,082
  Matsushita Electric Industrial Co., Ltd...................    1,933,000        30,271,779
  #Matsushita Electric Works, Ltd...........................      286,000         2,392,191
  Matsushita Refrigeration Co...............................      222,000           797,864
  Matsushita Seiko Co., Ltd.................................      179,000           640,739
  Matsuzakaya Co., Ltd......................................       30,000           125,573
  *#Mazda Motor Corp........................................      828,000         2,772,648
  Meija Seika Kaisha, Ltd. Tokyo............................      366,000         1,167,481
  Michimen Corp.............................................      359,000           466,351
  Michinoku Bank, Ltd.......................................      187,000           946,032
  Mitsubishi Cable Industries, Ltd..........................       29,000            55,461
  #Mitsubishi Chemical Corp.................................    2,129,000         3,810,427
  Mitsubishi Electric Corp..................................    1,683,000         3,983,862
  Mitsubishi Gas Chemical Co., Inc..........................      548,000         1,388,142
  #Mitsubishi Materials Corp................................      975,000         1,899,830
  Mitsubishi Motors Corp....................................      866,000         2,243,669
  Mitsubishi Oil Co., Ltd...................................      590,000           787,717
  Mitsui Chemicals, Inc.....................................    1,030,800         2,670,639
  *#Mitsui Engineering and Shipbuilding Co., Ltd............      781,000           608,725
  #Mitsui Trust & Banking Co., Ltd..........................    1,030,000         2,415,833
  #Mori Seiki Co., Ltd......................................      121,000         1,423,375
  Musashino Bank, Ltd.......................................       26,000           928,806
  #NCR Japan, Ltd...........................................       53,000           228,730
  #NGK Spark Plug Co., Ltd..................................      201,000         1,597,091
  NHK Spring Co., Ltd.......................................      315,000           820,662
  NKK Corp..................................................    2,612,000         2,224,342
  NOK Corp..................................................      149,000           655,938
  NSK, Ltd..................................................      467,000         1,685,129
  NTN Corp..................................................      398,000         1,071,367
  Nanto Bank, Ltd...........................................      288,000         1,195,107
  National House Industrial Co., Ltd........................       95,000           754,159
  Nichicon Corp.............................................      100,000         1,086,854
  Nichirei Corp.............................................      366,000           763,353
  Nifco, Inc................................................       45,000           325,732
  Nihon Unisys, Ltd.........................................       41,000           248,548
  #Nikko Securities Co., Ltd................................    1,910,000         6,009,886
  *Nippon Credit Bank, Ltd..................................    1,683,000         1,627,554
  Nippon Flour Mills Co., Ltd...............................       21,000            46,527
  #Nippon Light Metal Co., Ltd..............................      525,000           602,425
  Nippon Meat Packers, Inc., Osaka..........................      170,000         2,189,946
  #Nippon Oil Co., Ltd......................................    1,598,000         4,958,971
  Nippon Sanso Corp.........................................      367,000         1,162,725
  Nippon Sheet Glass Co., Ltd...............................      567,000           916,595
  Nippon Shokubai Co., Ltd..................................      163,000           851,672
  *Nippon Suisan Kaisha, Ltd................................       49,000            57,641
  Nishi-Nippon Bank, Ltd....................................       23,540            86,471
  Nishimatsu Construction Co., Ltd..........................      359,000         1,619,276
  Nissan Shatai Co., Ltd....................................      158,000           342,078
  #Nissei Sangyo Co., Ltd...................................      110,050         1,045,977
  Nisshin Flour Milling Co., Ltd............................       89,000           585,133
  Nisshin Steel Co., Ltd....................................    1,318,000         1,750,167
  Nisshinbo Industries, Inc.................................      305,000         1,281,059
  Nissho Iwai Corp..........................................      544,000         1,060,008
  Ogaki Kyoritsu Bank, Ltd..................................       50,000           210,731
  Ohbayashi Corp............................................      499,000         1,854,617
  Oita Bank, Ltd............................................      145,000           668,675
  Oji Paper Co., Ltd........................................      275,000         1,161,007
  Okamura Corp..............................................       44,000           133,367
  #Oki Electric Industry Co., Ltd...........................      740,000         1,602,136
                                                                   SHARES            VALUE+
                                                                ---------    --------------

  Okumura Corp..............................................      322,000    $    1,010,861
  Olympus Optical Co., Ltd..................................      343,000         3,230,361
  #Penta-Ocean Construction Co., Ltd........................      438,000           916,682
  Pioneer Electronic........................................      182,000         3,546,349
  #Q.P. Corp................................................      168,000         1,186,966
  Royal Co., Ltd............................................       41,000           628,766
  Ryosan Co., Ltd...........................................       53,000           841,482
  Ryoyo Electro Corp........................................       26,000           313,355
  #Sakura Bank, Ltd.........................................      758,000         2,248,316
  San In Godo Bank, Ltd.....................................      222,000         1,342,590
  Sanki Engineering Co., Ltd................................      109,000           711,904
  Sanyo Electric............................................    2,536,000         7,265,845
  Sanyo Shokai, Ltd.........................................       77,000           255,620
  Sapporo Breweries, Ltd....................................       33,000           125,032
  #Seino Transportation Co., Ltd............................      197,000           983,827
  #Sekisui Chemical Co., Ltd................................      557,000         2,797,762
  #Seksui House.............................................      928,000         6,864,647
  Sharp Corp. Osaka.........................................      460,000         3,462,490
  #Shiga Bank, Ltd..........................................      268,000         1,063,760
  Shimachu Co., Ltd.........................................       20,200           328,005
  Shimadzu Corp.............................................      181,000           581,279
  Shimizu Bank, Ltd.........................................        8,400           383,733
  #Shimizu Corp.............................................      997,000         2,734,167
  #Shinwa Bank, Ltd.........................................      157,000           373,904
  Shionogi & Co., Ltd.......................................      455,000         2,272,290
  Showa Electric Wire & Cable Co., Ltd., Kawasaki...........      152,000           246,816
  Showa Shell Sekiyu KK.....................................       75,000           340,454
  Snow Brand Milk Products Co., Ltd.........................      419,000         1,294,208
  Stanley Electric Co., Ltd.................................      246,000           841,511
  Sumitomo Corp.............................................      918,000         4,856,160
  Sumitomo For..............................................      136,000           764,580
  #Sumitomo Metal Industries, Ltd. Osaka....................    1,481,000         2,297,946
  Sumitomo Metal Mining Co., Ltd............................      313,000         1,328,214
  Sumitomo Osaka Cement Co., Ltd............................      594,000           775,910
  Sumitomo Realty & Development Co., Ltd....................      488,000         2,292,700
  #Sumitomo Warehouse Co., Ltd..............................       67,000           260,138
  #Suruga Bank, Ltd.........................................      256,000         1,237,830
  TEC Corp..................................................      345,000           898,820
  TOC Co., Ltd..............................................       66,950           579,800
  Tadano, Ltd...............................................       30,000            80,107
  #Taisei Corp..............................................    1,325,000         2,581,820
  Takara Standard Co., Ltd..................................      175,000           949,735
  Takashimaya Co., Ltd......................................      206,000         1,453,960
  Tanabe Seiyaku Co., Ltd...................................      164,000           721,971
  Teijin, Ltd...............................................      917,000         2,766,254
  Teikoku Oil Co., Ltd......................................      346,000         1,061,235
  Toagosei Co., Ltd.........................................      353,000           598,672
  #Toda Corp................................................      418,000         1,484,184
  Toho Bank, Ltd............................................      236,000           877,133
  Tokuyama Corp.............................................      248,000           705,171
  *Tokyo Sowa Bank..........................................      199,000           489,727
  Tokyo Steel Manufacturing Co., Ltd........................      202,800           930,832
  Tokyo Style Co., Ltd......................................      133,000         1,294,822
  #Tokyo Tomin Bank, Ltd....................................       30,900           898,690
  #Tokyu Department Store Co., Ltd..........................      329,000           448,750
  Tostem Corp...............................................      188,000         2,409,612
  Toto, Ltd.................................................      247,000         1,632,822
  Towa Bank, Ltd............................................      102,000           412,225
  Toyo Seikan Kaisha, Ltd...................................      287,600         3,405,994
  Toyo Suisan Kaisha, Ltd...................................      116,000           686,465
  Toyo Trust & Banking Co., Ltd.............................      715,000         3,741,023
  Toyobo Co., Ltd...........................................      468,000           634,965

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                   SHARES            VALUE+
                                                                ---------    --------------
  #Toyoda Machine Works, Ltd................................      122,000    $    1,098,805
  Toyota Auto Body Co., Ltd.................................       86,000           483,484
  Toyota Tsusho Corp........................................      314,000           974,416
  #Uniden Corp..............................................       12,000           124,707
  Unisia Jecs Corp..........................................      130,000           276,765
  Victor Co. of Japan, Ltd..................................      246,000         1,917,367
  Wacoal Corp...............................................      149,000         1,505,430
  Yakult Honsha Co., Ltd....................................      228,000         1,143,579
  Yamagata Bank, Ltd........................................      153,700           644,461
  Yamaguchi Bank............................................      133,000         1,627,885
  Yamatake-Honeywell Co., Ltd...............................       87,000           879,010
  Yamato Kogyo Co., Ltd.....................................      123,000           954,245
  #Yasuda Trust & Banking Co., Ltd..........................    1,434,000         1,800,714
  Yodogawa Steel Works, Ltd.................................      296,000         1,330,841
  Yokogawa Electric Corp....................................      337,000         1,741,363
  Yokohama Rubber Co., Ltd..................................      404,000           871,764
  Zexel Corp................................................       60,000           126,872
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $612,223,206).......................................                    397,783,025
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Japanese Yen (Cost $115,990).............................                        112,396
                                                                             --------------
TOTAL -- JAPAN
  (Cost $612,339,196).......................................                    397,895,421
                                                                             --------------
UNITED KINGDOM -- (21.2%)
COMMON STOCKS -- (21.2%)
  ASDA Group P.L.C..........................................    1,719,300         5,102,697
  Abbey National P.L.C......................................      390,000         6,951,227
  Aggreko P.L.C.............................................       32,000           113,236
  Allied Domecq P.L.C.......................................      140,000         1,393,768
  Anglian Water P.L.C.......................................      156,800         2,218,157
  Antofagasta Holdings P.L.C................................       38,000           187,450
  Arcadia Group P.L.C.......................................       57,588           441,374
  Arjo Wiggins Appleton P.L.C...............................      659,100         2,644,010
  Associated British Foods P.L.C............................      733,200         6,695,565
  Associated British Ports Holdings P.L.C...................      369,200         2,125,265
  BAA P.L.C.................................................    1,015,718        12,116,138
  BG P.L.C..................................................    2,574,617        13,256,618
  BICC P.L.C................................................      134,750           365,864
  Barclays P.L.C............................................      644,025        17,160,562
  Bardon Group P.L.C........................................    1,015,384         1,229,429
  Barratt Developments P.L.C................................      222,000         1,169,317
  Bass P.L.C................................................      600,000        11,007,292
  Beazer Group P.L.C........................................      157,257           592,378
  Berkeley Group P.L.C......................................       78,622           994,907
  Booker P.L.C..............................................      215,000         1,037,784
  British Airways P.L.C.....................................      135,000         1,427,646
  British Land Co. P.L.C....................................      456,746         4,994,020
  British Steel P.L.C.......................................    1,575,000         3,891,078
  British Telecommunications P.L.C..........................    2,400,000        25,008,569
  British Vita P.L.C........................................      212,300         1,168,424
  Brixton Estate P.L.C......................................      224,700           839,103
  Bryant Group P.L.C........................................      227,022           472,014
  Burford Holdings P.L.C....................................      337,000           629,234
  *Cairn Energy P.L.C.......................................       41,350           214,090
  Capital Shopping Centres P.L.C............................      381,375         2,652,455
  *Centrica P.L.C...........................................    2,662,900         4,277,281
  Chelsfield P.L.C..........................................      229,019         1,305,255
  Christies International P.L.C.............................       41,000           259,413
  Coats Viyella P.L.C.......................................      674,730         1,006,764
  Commercial Union P.L.C....................................      658,591        11,953,296
  Courtaulds P.L.C..........................................       40,000           305,269
  Debenhams P.L.C...........................................      115,175           755,024
                                                                   SHARES            VALUE+
                                                                ---------    --------------

  *Delta P.L.C..............................................      143,000    $      769,532
  Diageo P.L.C..............................................       73,440           829,333
  Elementis P.L.C...........................................      592,800         1,711,032
  English China Clays P.L.C.................................      249,062         1,045,831
  First Leisure Corp. P.L.C.................................      127,900           839,485
  General Accident P.L.C....................................      464,500        10,612,082
  Grantchester Holdings P.L.C...............................       12,930            42,065
  Great Portland Estates P.L.C..............................      197,275           826,765
  Great Universal Stores P.L.C..............................      814,600        11,563,516
  Greenalls Group P.L.C.....................................      283,846         2,291,209
  Greene King P.L.C.........................................       59,000           697,536
  Guardian Royal Exchange P.L.C.............................      835,867         5,288,664
  Hambros P.L.C.............................................      107,954           523,724
  Hanson P.L.C..............................................      624,950         3,671,352
  Hardy Oil & Gas P.L.C.....................................       74,000           315,559
  Hillsdown Holdings P.L.C..................................      483,562         1,443,045
  House of Fraser P.L.C.....................................      140,000           426,920
  Hyder P.L.C...............................................       81,947         1,310,928
  Imperial Chemical Industries P.L.C........................      637,700        12,073,283
  Inchcape P.L.C............................................      508,000         1,851,476
  Ladbroke Group P.L.C......................................      954,288         5,384,338
  Laird Group P.L.C.........................................       92,400           665,242
  Lasmo P.L.C...............................................      613,035         2,899,079
  Lex Service P.L.C.........................................      109,433         1,046,630
  London & Manchester Group P.L.C...........................      102,732           904,641
  *Lonrho Africa P.L.C......................................      191,588           231,195
  Lonrho P.L.C..............................................      191,588           937,276
  Mersey Docks & Harbour Co. P.L.C..........................       37,610           378,719
  Meyer International P.L.C.................................      102,281           730,543
  *Millennium and Copthorne Hotels P.L.C....................       46,000           435,824
  Mirror Group P.L.C........................................      403,000         1,633,083
  National Westminster Bank P.L.C...........................    1,159,229        21,153,199
  Peel Holdings P.L.C.......................................       32,500           378,936
  Persimmon P.L.C...........................................      162,000           632,699
  Pilkington P.L.C..........................................      995,666         2,402,991
  Pillar Property Investments P.L.C.........................       25,000           138,610
  Powell Duffryn P.L.C......................................       47,037           477,097
  Powergen P.L.C............................................      443,177         5,593,645
  Premier Consolidated Oilfields P.L.C......................      988,414           757,554
  RMC Group P.L.C...........................................      223,000         4,200,138
  Racal Electronics P.L.C...................................      274,000         1,691,193
  Rank Group P.L.C..........................................      775,882         4,516,902
  Rio Tinto P.L.C...........................................      118,000         1,473,004
  Rolls-Royce P.L.C.........................................      314,950         1,498,405
  Royal & Sun Alliance Insurance Group, Inc. P.L.C..........    1,486,241        15,741,464
  Rugby Group P.L.C.........................................      417,000           962,209
  Safeway P.L.C.............................................      726,277         4,408,732
  Sainsbury (J.) P.L.C......................................      949,250         7,499,825
  Scottish & Newcastle P.L.C................................      117,600         1,649,235
  Scottish Hydro-Electric P.L.C.............................      374,000         3,427,557
  Sears P.L.C...............................................    1,466,100         1,524,125
  Severn Trent P.L.C........................................      210,597         3,393,016
  Shell Transport & Trading Co., P.L.C......................    2,222,545        16,400,077
  Slough Estates P.L.C......................................      376,100         2,321,378
  Smith (David S.) Holdings P.L.C...........................      298,000         1,224,598
  *Somerfield P.L.C.........................................      165,142         1,067,769
  South West Water P.L.C....................................       41,653           652,070
  Stakis P.L.C..............................................      733,194         1,697,790
  Storehouse P.L.C..........................................      410,990         1,869,873
  Tarmac P.L.C..............................................      894,395         1,826,770
  Tate & Lyle P.L.C.........................................       70,000           568,465
  Taylor Woodrow P.L.C......................................      382,652         1,428,947
  *Telewest Communications P.L.C............................      715,000         1,195,107

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CONTINUED

                                                                   SHARES            VALUE+
                                                                ---------    --------------
  Tesco P.L.C...............................................    1,423,428    $   12,488,047
  Thames Water P.L.C........................................      172,311         2,794,438
  Thistle Hotels P.L.C......................................      306,000           985,520
  Thorn P.L.C...............................................      108,807           362,850
  Unigate P.L.C.............................................      229,400         2,487,664
  Unilever P.L.C............................................    1,700,000        18,643,093
  United Assurance Group P.L.C..............................      331,000         3,297,964
  United Biscuits Holdings P.L.C............................      508,963         2,176,599
  United Utilities P.L.C....................................      265,595         3,594,800
  Vaux Group P.L.C..........................................       87,094           412,583
  Wessex Water P.L.C........................................       92,021           694,025
  Whitbread P.L.C...........................................      469,600         7,588,894
  Wilson Bowden P.L.C.......................................       89,200         1,021,125
  Wimpey (George) P.L.C.....................................      236,750           505,752
  Yorkshire Water P.L.C.....................................      156,752         1,179,673
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $247,473,608).......................................                    393,348,287
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *British Pound Sterling (Cost $191,442)...................                        192,003
                                                                             --------------
TOTAL -- UNITED KINGDOM
  (Cost $247,665,050).......................................                    393,540,290
                                                                             --------------
GERMANY -- (11.1%)
COMMON STOCKS -- (11.0%)
  *AGIV AG fuer Industrie & Verkehrswesen...................       57,800         1,621,055
  *Ava Allgemeine Handelsgesellschaft der Verbraucher AG,
    Bielefeld...............................................        3,700         1,411,271
  #BASF AG..................................................      624,100        29,055,750
  #BHF Bank AG..............................................      109,700         4,504,198
  BHW Holding AG, Berlin....................................       73,200         1,334,425
  Bankgesellschaft Berlin AG................................      222,000         5,429,243
  Bayer AG..................................................      135,800         6,497,535
  #Bayerische Hypotheken und Wechselbank AG.................      240,000        15,117,877
  Bayerische Vereinsbank AG.................................      180,000        15,094,318
  Berliner Kraft & Licht Bewag AG...........................       88,800         4,159,099
  Bilfinger & Berger Bau AG, Mannheim.......................       45,700         1,743,111
  #Commerzbank AG...........................................      359,450        14,577,283
  DBV-Winterthur Holding AG, Wiesbaden......................        4,400         1,912,732
  *Deutsche Babcock AG, Oberhausen..........................        2,500           174,586
  #Deutsche Bank AG.........................................      293,000        25,244,028
  *Deutsche Hypothekenbank Frankfurt AG.....................          300           173,324
  #Deutsche Lufthansa AG....................................      305,250         7,636,429
  Deutsche Pfandbrief und Hypothekenbank AG, Depfa..........       45,700         3,660,532
  *#Deutsche Telekom AG.....................................      313,200         8,406,273
  #Dresdner Bank AG, Frankfurt..............................      315,000        17,721,941
  Dyckerhoff AG.............................................        2,275           829,458
  *Energie Baden-Wuerttemberg AG............................        8,231           332,418
  FPB Holding AG............................................        3,100           542,520
  Fag Kugelfischer Georg Schaeffer AG.......................       53,350           896,254
  Heidelberger Zement AG, Heidelberg........................       18,100         1,817,320
  Hochtief AG...............................................       77,400         3,560,038
  *Holzmann (Philipp) AG....................................        6,200         1,714,504
  IVG Holding AG............................................        5,500           229,991
  Karstadt AG...............................................        8,350         4,367,522
  Lahmeyer AG, Frankfurt....................................       38,500         1,846,404
  #Linde AG.................................................        4,600         3,405,898
                                                                   SHARES            VALUE+
                                                                ---------    --------------

  Man AG, Muechen...........................................       14,000    $    5,575,530
  Merck KGAA................................................       45,400         1,759,680
  *PWA Papierwerke Waldhof-Aschaffenburg AG.................        3,150           565,406
  Ruetgerswerke AG..........................................          467            78,061
  *Schmalbach-Lubeca AG.....................................        1,370           365,786
  Siemens AG................................................       65,500         4,232,467
  Thuega AG.................................................          267            79,675
  Thyssen Industrie AG Essen................................        2,500           613,505
  Vereins & Westbank AG.....................................        5,446         1,557,929
  Viag AG...................................................        1,000           560,919
  Volkswagen AG.............................................        5,000         4,058,246
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $124,585,451).......................................                    204,464,541
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.1%)
  *German Marks (Cost $2,740,663)...........................                      2,757,135
                                                                             --------------
TOTAL -- GERMANY
  (Cost $127,326,114).......................................                    207,221,676
                                                                             --------------
FRANCE -- (9.4%)
COMMON STOCKS -- (9.1%)
  #AGF (Assurances Generales de France SA)..................       41,214         2,541,961
  AXA-UAP...................................................       25,000         2,845,672
  Accor SA..................................................        4,000         1,097,151
  Banque Nationale de Paris.................................      191,044        16,317,439
  Bongrain SA...............................................        1,463           744,611
  Bouygues..................................................       10,000         1,808,527
  CPR (Cie Parisienne de Reescompte)........................       16,385         1,369,349
  *Centrale du Groupe des Assurances Nationales SA..........      106,860         3,156,090
  Christian Dior SA.........................................       25,700         3,556,814
  Ciments Vicat.............................................          800            84,910
  *#Club Mediterranee SA....................................        8,000           784,921
  Colas SA..................................................        4,370           850,952
  Credit Commercial de France...............................       43,891         3,346,790
  *Credit National..........................................        8,144           597,585
  ECIA (Equipements et Composants pour l'Industrie
    Automobile).............................................        3,000           957,750
  Elf Aquitaine.............................................      140,000        19,445,842
  Eridania Beghin-Say SA....................................       18,900         4,138,384
  Esso SA...................................................        8,476           844,374
  *Euro Disney SCA..........................................      551,700           968,255
  Fromageries Bel la Vache qui Rit..........................          225           204,964
  GTM Entrepose.............................................       21,077         1,965,806
  Groupe Danone.............................................       42,500        11,444,114
  Imetal....................................................        8,000         1,123,225
  LaFarge SA................................................       68,857         6,986,095
  *LaFarge SA Em 98.........................................        5,738           585,043
  Labinal SA................................................        3,200         1,230,199
  Lyonnais des Eaux SA......................................       57,442         9,802,864
  Paribas...................................................       90,572         9,234,672
  Pechiney SA Series A......................................       49,075         2,497,729
  Pernod-Ricard.............................................       34,300         2,542,070
  Peugeot SA................................................       36,550         7,141,667
  #Rallye SA................................................       14,220           738,480
  Remy Cointreau SA.........................................       27,400           616,444
  #Rhone-Poulenc SA Series A................................      176,126         9,773,705
  #Saint-Gobain.............................................       64,336        12,689,186
  Societe Generale Paris....................................       68,532        13,574,050
  Sommer-Allibert SA........................................       13,500           700,637
  Sophia SA.................................................        7,700           355,220
  Thomson-CSF...............................................       87,203         3,527,317

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CONTINUED

                                                                   SHARES            VALUE+
                                                                ---------    --------------
  Total SA..................................................       40,000    $    4,967,599
  Union Assurances Federales SA.............................          900           130,124
  *Usinor...................................................      148,300         2,481,264
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $103,196,775).......................................                    169,769,851
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.3%)
  *French Francs (Cost $4,765,239)..........................                      4,797,437
                                                                             --------------
RIGHTS/WARRANTS -- (0.0%)
  *AGF (Assurances Generales de France SA) Warrants 06/15/00
    (Cost $180,303).........................................       41,214           198,397
                                                                             --------------
TOTAL -- FRANCE
  (Cost $108,142,317).......................................                    174,765,685
                                                                             --------------
SWITZERLAND -- (8.3%)
COMMON STOCKS -- (7.9%)
  #Ascom Holding AG, Bern...................................          600         1,225,459
  *Baloise-Holding, Basel...................................        8,787        20,947,888
  Banca del Gotthard........................................        4,550         3,452,588
  Banque Cantonale Vaudois..................................        5,795         2,480,834
  Bobst SA, Prilly..........................................        2,553         4,834,475
  Credit Suisse Holding, Zuerich (Namen)....................       15,000         3,307,115
  Danzas Holding AG.........................................        7,260         2,076,909
  EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
    Laufenberg..............................................        3,173           589,051
  *Financiere Richemont AG Units -A-........................        6,943         9,949,897
  Fischer (Georg) AG, Schaffhausen (Namen)..................       12,987         5,709,035
  #Forbo Holding AG, Eglisau................................        6,081         3,475,139
  Helvetia Patria Holding, St. Gallen.......................        3,680         4,529,598
  Holderbank Financiere Glarus AG, Glarus...................          900         1,152,824
  Intershop Holding AG, Zuerich.............................        5,380         3,103,643
  Jelmoli Holding AG, Zuerich...............................          500           608,671
  Julius Baer Holding AG, Zuerich...........................          500         1,443,904
  Oerlikon-Buehrle Holding AG, Zuerich......................       44,781         9,085,640
  Pargesa Holding SA, Geneve................................        1,935         3,454,820
  Roche Holding AG, Basel...................................          892        14,779,898
  #SBG (Schweizerische Bankgesellschaft)....................        5,658         9,528,023
  SBV (Schweizerischer Bankverein) (Namen)..................       12,000         4,341,857
  #Sairgroup, Zuerich.......................................       35,640        10,918,837
  *Saurer AG, Arbon.........................................        1,500         1,694,136
  #Schindler Holding AG, Hergiswil..........................        3,439         6,047,084
  Schweizerische National Versicherungs Gesellschaft,
    Basel...................................................        1,606         3,855,799
  #Sig Schweizerische Industrie-Gesellschaft Holding AG,
    Neuhausen AM Rheinfall..................................        8,066         7,664,345
  Sulzer AG, Winterthur.....................................        6,000         5,141,246
  #UBS (Union Bank of Switzerland)..........................        4,275         1,439,812
  Von Roll Holding AG, Gerlafingen..........................       15,045           513,835
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $99,152,492)........................................                    147,352,362
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.4%)
  *Swiss Francs (Cost $7,942,502)...........................                      7,954,817
                                                                             --------------
TOTAL -- SWITZERLAND
  (Cost $107,094,994).......................................                    155,307,179
                                                                             --------------
                                                                   SHARES            VALUE+
                                                                ---------    --------------
NETHERLANDS -- (6.8%)
COMMON STOCKS -- (6.8%)
  ABN Amro Holding NV.......................................    1,252,433    $   30,358,914
  Bijenkorf Beheer KBB NV, Amsterdam........................       10,508           767,278
  DSM NV....................................................       38,851         3,935,257
  #Fortis Amev NV...........................................      270,197        16,219,244
  Hollandsche Beton Groep NV................................       30,360           643,745
  Ing Groep NV..............................................      723,113        49,705,291
  KLM (Koninklijke Luchtvaart Mij NV).......................       76,540         3,032,524
  Koninklijke Hoogovens NV..................................       33,566         1,530,375
  Koninklijke KNP BT........................................       97,300         2,833,162
  Nationale Investeringsbank NV Series A....................        9,185         1,216,084
  Pakhoed NV................................................       37,037         1,327,306
  Philips Electronics NV....................................      110,000        10,462,998
  Stad Rotterdam............................................       39,899         3,485,314
  Stork NV..................................................       27,615         1,003,392
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $58,703,481)........................................                    126,520,884
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Netherlands Guilder (Cost $83,252).......................                         83,692
                                                                             --------------
TOTAL -- NETHERLANDS
  (Cost $58,786,733)........................................                    126,604,576
                                                                             --------------
ITALY -- (5.9%)
COMMON STOCKS -- (5.9%)
  Banca Commerciale Italiana SpA............................    3,765,000        22,245,387
  *Banca di Roma............................................    7,168,500        14,791,558
  *CIR SpA (Cie Industriale Riunite), Torino................      885,000         1,151,084
  #Cartiere Burgo SpA.......................................      235,000         2,078,722
  Cia Assicuratrice Unipol SpA..............................      116,134           571,812
  Credito Italiano..........................................      550,000         3,069,643
  #Fiat SpA.................................................    3,967,399        17,772,898
  *#Finmeccanica SpA........................................    4,331,475         4,199,649
  #Ifil Finanziaria Partecipazioni SpA, Torino..............      907,000         4,718,795
  *#Ing C.Olivetti & C SpA, Ivrea...........................    4,300,000         6,327,128
  *#Istituto Bancario San Paolo Torino SpA..................    1,003,500        15,736,807
  #Italcementi Fabbriche Riunite Cemento SpA, Bergamo.......      364,000         3,782,342
  Italmobiliare SpA, Milano.................................       14,330           524,487
  Magneti Marelli SpA.......................................      700,000         1,783,071
  #Montedison SpA...........................................    5,375,000         7,434,682
  Sirti SpA.................................................       25,000           155,467
  #Toro Assicurazioni Cia Anonima d'Assicurazione di Torino
    SpA.....................................................      168,350         3,262,931
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $52,171,924)........................................                    109,606,463
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Italian Lira (Cost $1,021,272)...........................                      1,014,432
                                                                             --------------
RIGHTS/WARRANTS -- (0.0%)
  *Finmeccanica SpA Warrants 06/30/00 (Cost $0).............    2,406,375                 0
                                                                             --------------
TOTAL -- ITALY
  (Cost $53,193,196)........................................                    110,620,895
                                                                             --------------
SPAIN -- (3.1%)
COMMON STOCKS -- (3.1%)
  Acerinox SA, Madrid.......................................       28,548         4,254,418

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CONTINUED

                                                                   SHARES            VALUE+
                                                                ---------    --------------
  Autopistas Concesionaria Espanola SA......................      364,300    $    5,886,484
  Autopistas del Mare Nostrum SA............................      168,100         3,438,320
  Banco Pastor SA, La Coruna................................        8,000           444,107
  Cementos Portland SA......................................        8,000           581,040
  Compania Espanola de Petroleos SA, Madrid.................      118,394         4,475,522
  Corporacion Mapfre Compania Internacional de Reaseguros
    SA, Majadah Onda........................................       16,800           649,506
  Cristaleria Espanola SA, Madrid...........................       31,852         3,222,774
  #DRACONSA (Dragados y Construcciones SA)..................      144,689         4,513,313
  Ebro Agricolas Compania de Alimentacion SA................      111,600         2,787,879
  FESCA (Fuerzas Electricas de Cataluna SA) Series A........      180,000         1,939,001
  #Hidroelectrica del Cantabrico SA, Oviedo.................       88,200         4,138,519
  Iberdrola SA..............................................      535,000         8,839,175
  Metrovacesa (Inmobiliaria Metropolitana Vasco Central)....       42,840         2,550,893
  Portland Valderrivas SA...................................          928           117,445
  Sevillana de Electricidad SA..............................      210,000         2,442,586
  Union Electrica Fenosa SA.................................      230,000         2,857,615
  Uralita SA................................................       24,500           336,781
  Vallehermoso SA...........................................       80,000         3,077,024
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $39,986,204)........................................                     56,552,402
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Spanish Peseta (Cost $390,190)...........................                        389,841
                                                                             --------------
TOTAL -- SPAIN
  (Cost $40,376,394)........................................                     56,942,243
                                                                             --------------
SWEDEN -- (2.9%)
COMMON STOCKS -- (2.9%)
  Assidomaen AB.............................................      100,300         3,189,238
  *Asticus AB...............................................       30,685           340,904
  Avesta Sheffield AB.......................................      210,100         1,234,157
  Diligentia AB.............................................       61,370           564,255
  Electrolux AB Series B....................................        8,900           886,485
  Gullspangs Kraft AB Series B..............................       22,800           366,853
  Kinnevik Industrifoervaltnings AB Series A................        3,200           118,504
  Kinnevik Industrifoervaltnings AB Series B................       55,000         2,012,213
  Mo Och Domsjoe AB Series A................................        6,300           202,734
  #Mo Och Domsjoe AB Series B...............................      109,200         3,444,342
  *Modern Times Group AB Series A...........................        3,200            35,756
  NCC AB Series A...........................................       45,400           550,765
  NCC AB Series B...........................................       95,000         1,152,481
  SSAB Swedish Steel Series A...............................      124,300         2,420,626
  SSAB Swedish Steel Series B...............................       45,900           887,998
  Skandinaviska Enskilda Banken Series A....................      150,000         2,499,703
  Stora Kopparbergs Bergslags AB Series A...................      340,300         5,518,897
  Stora Kopparbergs Bergslags AB Series B...................       79,400         1,287,689
  Svenska Cellulosa AB Series A.............................       57,000         1,554,030
  Svenska Cellulosa AB Series B.............................      199,800         5,511,070
  Svenska Handelsbanken Series A............................       80,000         3,371,247
  #Svenska Kullagerfabriken AB Series A.....................       53,300         1,106,031
                                                                   SHARES            VALUE+
                                                                ---------    --------------

  Svenska Kullagerfabriken AB Series B......................       83,900    $    1,789,226
  Sydkraft AB Series C......................................        6,600           176,990
  Trelleborg AB Series B....................................      140,100         1,985,856
  Volvo AB Series A.........................................      136,500         4,314,143
  Volvo AB Series B.........................................      237,400         7,594,079
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $39,687,257)........................................                     54,116,272
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Swedish Krona (Cost $505,150)............................                        502,707
                                                                             --------------
RIGHTS/WARRANTS -- (0.0%)
  *Fastighets AB Balder Rights 06/17/98.....................       80,000            77,130
  *SSAB Swedish Steel Series B Redemption Rights 06/01/98...       33,300            25,514
                                                                             --------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).................................................                        102,644
                                                                             --------------
TOTAL -- SWEDEN
  (Cost $40,192,407)........................................                     54,721,623
                                                                             --------------
AUSTRALIA -- (2.4%)
COMMON STOCKS -- (2.4%)
  Amcor, Ltd................................................      505,844         2,344,584
  Australian National Industries, Ltd.......................      575,169           348,009
  #Boral, Ltd...............................................      947,589         1,887,403
  *Burns, Philp & Co., Ltd..................................      424,307            45,180
  CSR, Ltd..................................................      842,897         2,476,081
  Email, Ltd................................................      219,554           430,431
  *FXF Trust................................................      176,912            27,702
  Fosters Brewing Group, Ltd................................    1,570,209         3,412,749
  GIO Australia Holdings, Ltd...............................      480,259         1,353,647
  George Weston Foods, Ltd..................................       65,489           344,560
  MIM Holdings..............................................    1,344,941           699,196
  News Corp., Ltd...........................................    1,164,255         7,182,933
  North, Ltd................................................      398,964           929,596
  Pacific Dunlop, Ltd.......................................      756,467         1,369,321
  Pioneer International, Ltd................................      658,231         1,754,266
  Publishing and Broadcasting, Ltd..........................      176,912           839,932
  Qantas Airways, Ltd.......................................      866,929         1,341,214
  Rio Tinto, Ltd............................................      481,023         5,798,006
  Stockland Trust Group.....................................      146,873           356,017
  *Stockland Trust Group Issue 98...........................        4,958            11,614
  Suncorp Metway Limited....................................       35,000           190,724
  WMC, Ltd..................................................      844,189         2,643,790
  #Westpac Banking Corp.....................................    1,299,377         8,586,281
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $46,435,914)........................................                     44,373,236
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Australian Dollar (Cost $426,444)........................                        414,991
                                                                             --------------
PREFERRED STOCKS -- (0.0%)
  Village Roadshow, Ltd. (Cost $5,879)......................        1,759             2,809
                                                                             --------------
TOTAL -- AUSTRALIA
  (Cost $46,868,237)........................................                     44,791,036
                                                                             --------------
HONG KONG -- (1.8%)
COMMON STOCKS -- (1.7%)
  #Amoy Properties, Ltd.....................................    4,454,000         2,859,550
  Chinese Estates Holdings, Ltd.............................    2,675,131           617,949
  *Evergo China Holdings, Ltd...............................      285,280             6,921
  #Great Eagle Holdings, Ltd................................      593,910           613,147

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                   SHARES            VALUE+
                                                                ---------    --------------
  HKR International, Ltd....................................    1,077,384    $      479,672
  Hang Lung Development Co., Ltd............................    2,029,000         2,094,722
  Hongkong & Shanghai Hotels, Ltd...........................    1,789,124           958,171
  Hopewell Holdings, Ltd....................................    6,044,000           818,970
  Hysan Development Co., Ltd................................    1,562,000         1,592,438
  #Kerry Properties, Ltd....................................    1,261,000         1,171,661
  Miramar Hotel & Investment Co., Ltd.......................      600,000           518,777
  *New World Development Co. Ltd............................    1,240,739         2,930,123
  #Paliburg Holdings, Ltd...................................    2,470,625         1,594,157
  Realty Development Corp., Ltd. Series A...................      213,000           461,789
  Shangri-la Asia, Ltd......................................    2,982,000         1,962,602
  Sino Hotels (Holdings), Ltd...............................      543,653            65,948
  #Sino Land Co., Ltd.......................................    4,557,200         1,558,469
  Swire Pacific, Ltd. Series A..............................      865,000         3,198,122
  Tsim Sha Tsui Properties, Ltd.............................    1,174,000         1,969,544
  Wharf Holdings, Ltd.......................................    3,487,000         4,454,936
  #Wheelock and Co., Ltd....................................    3,105,000         2,123,693
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $63,978,732)........................................                     32,051,361
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.1%)
  *Hong Kong Dollars (Cost $815,681)........................                        820,702
                                                                             --------------
TOTAL -- HONG KONG
  (Cost $64,794,413)........................................                     32,872,063
                                                                             --------------
BELGIUM -- (1.8%)
COMMON STOCKS -- (1.7%)
  *Banque Bruxelles Lambert VVPR............................          128                 3
  Bekaert SA................................................        2,500         1,974,784
  Credit Communal Holding Dexia Belgium.....................        5,400           808,283
  Electrabel SA.............................................        4,600         1,151,736
  #Electrafina SA...........................................        8,000         1,101,661
  Generale de Banque SA.....................................       13,830        10,134,100
  Generale de Banque SA VVPR................................          630                17
  #Generale de Belgique SA..................................       19,080         3,401,159
  #Glaverbel SA.............................................       11,312         1,677,812
  Glaverbel SA VVPR.........................................           22                 1
  #Groupe Bruxelles Lambert SA, Bruxelles...................        6,300         1,385,349
  Nationale a Portefeuille..................................        4,700           432,976
  Sofina SA.................................................          500           530,351
  #Solvay SA................................................       80,490         5,903,479
  Union Miniere SA..........................................       28,300         1,929,308
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $19,678,604)........................................                     30,431,019
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.1%)
  *Belgian Francs (Cost $2,266,008).........................                      2,265,580
                                                                             --------------
TOTAL -- BELGIUM
  (Cost $21,944,612)........................................                     32,696,599
                                                                             --------------
DENMARK -- (1.2%)
COMMON STOCKS -- (1.2%)
  Bikuben Girobank A.S......................................       32,497         1,913,910
  Den Danske Bank A.S.......................................       44,140         5,491,707
  Forsikringsselskabet Codan A.S............................        7,662         1,198,642
  Jyske Bank A.S............................................        9,990         1,191,431
  Tele Danmark A.S. Series B................................       70,184         6,572,242
                                                                   SHARES            VALUE+
                                                                ---------    --------------

  Tryg Baltica Forsikring A.S...............................       56,055    $    1,485,611
  Unidanmark A.S. Series A..................................       51,864         4,192,341
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $16,803,513)........................................                     22,045,884
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Danish Krone (Cost $88,513)..............................                         89,743
                                                                             --------------
TOTAL -- DENMARK
  (Cost $16,892,026)........................................                     22,135,627
                                                                             --------------
MALAYSIA -- (0.6%)
COMMON STOCKS -- (0.6%)
  Berjaya Group Berhad......................................    1,302,500           225,534
  *Berjaya Industrial Berhad................................      691,000            67,472
  Berjaya Leisure Berhad....................................      235,000           151,751
  Commerce Asset Holding Berhad.............................      759,000           401,190
  Genting Berhad............................................      750,000         1,952,871
  Golden Hope Plantations Berhad............................    1,340,000         1,465,434
  Hap Seng Consolidated Berhad..............................      120,000           140,607
  Highlands and Lowlands Berhad.............................      607,000           594,277
  Hong Leong Credit Berhad..................................      309,000           234,938
  IOI Corp. Berhad..........................................      436,000           294,035
  Kuala Lumpur Kepong Berhad................................      677,000         1,198,698
  #Malayan Banking Berhad...................................      514,400           723,281
  #Malaysian Airlines System................................      200,000           119,776
  *Malaysian Resources Corp. Berhad.........................      332,000           101,143
  Mulpha International Berhad...............................    1,291,250           154,661
  Perlis Plantations Berhad.................................      380,000           465,044
  #Perusahaan Otomobil Nasional Berhad......................      173,000           172,076
  *#Renong Berhad...........................................    1,008,000           212,597
  Sime Darby Berhad (Malaysia)..............................      846,000           674,068
  Southern Bank Berhad (Foreign)............................      130,000            62,284
  *Southern Bank Berhad (Foreign) Issue 98..................      162,500            63,468
  Tenaga Nasional Berhad....................................      774,000         1,279,755
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $24,114,944)........................................                     10,754,960
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Malaysian Ringetts (Cost $16,901)........................                         16,301
                                                                             --------------
TOTAL -- MALAYSIA
  (Cost $24,131,845)........................................                     10,771,261
                                                                             --------------
FINLAND -- (0.6%)
COMMON STOCKS -- (0.5%)
  Asko Oyj..................................................       31,400           675,178
  Enso Oy Series A..........................................       74,500           825,031
  Enso Oy Series R..........................................      157,400         1,728,559
  Finnair Oyj...............................................       67,000           692,509
  Kemira Oyj................................................      104,300         1,087,666
  Kesko Oyj.................................................       46,900           796,385
  #Metsa-Serla Oyj Series B.................................      111,800         1,217,465
  Outokumpu Oyj Series A....................................      100,800         1,415,819
  Rauma Oyj.................................................       25,900           535,402
  Rautaruukki Oy Series K...................................      107,900           900,166
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $9,581,939).........................................                      9,874,180
                                                                             --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                   SHARES            VALUE+
                                                                ---------    --------------
INVESTMENT IN
  CURRENCY -- (0.1%)
  *Finnish Markka (Cost $847,906)...........................                 $      857,471
                                                                             --------------
TOTAL -- FINLAND
  (Cost $10,429,845)........................................                     10,731,651
                                                                             --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
  #Bergesen Dy ASA Series A.................................      105,892         2,136,861
  Den Norske Bank ASA Series A..............................      505,994         2,720,632
  Kvaerner ASA..............................................       59,851         2,260,597
  Norsk Hydro ASA...........................................       15,100           685,603
  Norske Skogindustrier ASA Series A........................       52,781         1,639,695
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $9,589,457).........................................                      9,443,388
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Norwegian Krone (Cost $637,731)..........................                        634,148
                                                                             --------------
TOTAL -- NORWAY
  (Cost $10,227,188)........................................                     10,077,536
                                                                             --------------
SINGAPORE -- (0.5%)
COMMON STOCKS -- (0.5%)
  Fraser & Neave, Ltd.......................................      682,000         2,322,208
  Industrial & Commercial Bank, Ltd.........................       13,000            21,744
  Keppel Corp., Ltd.........................................      701,000         1,398,642
  Sembawang Corp., Ltd......................................      107,000           196,869
  Singapore Airlines, Ltd. (Foreign)........................       40,000           222,221
  Singapore Land, Ltd.......................................    1,048,000         2,191,146
  #Straits Steamship Land, Ltd..............................    1,891,000         1,818,693
  Straits Trading Co., Ltd..................................      552,000           346,234
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $18,386,691)........................................                      8,517,757
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Singapore Dollars (Cost $51).............................                            100
                                                                             --------------
TOTAL -- SINGAPORE
  (Cost $18,386,742)........................................                      8,517,857
                                                                             --------------
                                                                   SHARES            VALUE+
                                                                ---------    --------------

NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
  Carter Holt Harvey, Ltd...................................      986,100    $    1,166,656
  Independent Newspapers, Ltd. (Auckland)...................       50,547           202,949
  Lion Nathan, Ltd..........................................      227,600           560,480
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $2,238,417).........................................                      1,930,085
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *New Zealand Dollar (Cost $372)...........................                            359
                                                                             --------------
TOTAL -- NEW ZEALAND
  (Cost $2,238,789).........................................                      1,930,444
                                                                             --------------

                                                                  FACE
                                                                 AMOUNT
                                                                ---------

                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
    06/01/98 (Collateralized by U.S. Treasury Notes 5.25%,
    01/31/01, valued at $7,384,050) to be repurchased at
    $7,276,182. (Cost $7,273,000)...........................       $7,273         7,273,000
                                                                             --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,618,303,098)++.......                 $1,859,416,662
                                                                             --------------
                                                                             --------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
JAPAN -- (98.2%)
COMMON STOCKS -- (97.7%)
  ASK Corp., Yokohama..................................         6,000  $      7,837
  Achilles Corp........................................       549,000       752,787
  Aica Kogyo Co., Ltd..................................       164,000       486,443
  Aichi Corp...........................................        57,000       255,043
  Aichi Machine Industry Co., Ltd......................       157,000       385,234
  Aichi Steel Works, Ltd...............................       123,000       221,917
  Aichi Tokei Denki Co., Ltd...........................        67,000       125,717
  Aida Engineering, Ltd................................       160,000       608,523
  #Akai Electric Co., Ltd..............................       300,000       355,068
  #Akebono Brake Industry Co., Ltd.....................       141,000       386,678
  Amada Metrecs Co., Ltd...............................        72,000       431,278
  Amada Sonoike Co., Ltd...............................       132,000       326,749
  *#Amada Wasino Co., Ltd..............................       122,000       158,482
  Ando Corp............................................       120,000       196,586
  #Anest Iwata Corp....................................        74,000       152,203
  *#Aoki Corp..........................................        70,000        38,899
  Aoki International Co., Ltd..........................        52,000       311,854
  #Arai-Gumi, Ltd......................................        49,300       106,737
  Araya Industrial Co., Ltd............................        84,000       102,450
  #Asahi Denka Kogyo KK................................       127,000       461,018
  *Asahi Diamond Industrial Co., Ltd...................        80,000       359,109
  Asahi Kogyosha Co., Ltd..............................        48,000       128,171
  Asahi Optical Co., Ltd...............................       215,000       605,131
  Asahi Organic Chemicals Industry Co., Ltd............       259,000       738,318
  *Asahi Tec Corp......................................        86,000       133,439
  Asanuma Corp.........................................       145,000       206,149
  Ashimori Industry Co., Ltd...........................        84,000       172,771
  *Asics Corp..........................................       333,000       281,175
  Atsugi Nylon Industrial Co., Ltd.....................       165,000       241,728
  Azel Corp., Tokyo....................................        89,000       192,689
  Bando Chemical Industries, Ltd.......................       213,000       545,700
  #Bank of Okinawa, Ltd................................        19,300       362,140
  *#Bank of Osaka, Ltd.................................       393,000       623,967
  #Bank of the Ryukyus, Ltd............................        20,280       261,980
  Bunka Shutter Co., Ltd...............................       134,000       368,448
  C.I. Kasei Co., Ltd..................................        46,000       114,863
  CKD Corp.............................................       113,000       375,131
  *Cabin Co., Ltd......................................        67,000        86,068
  Calpis Co., Ltd......................................       194,000       847,039
  Central Finance Co., Ltd.............................       180,000       272,796
  #Central Glass Co., Ltd..............................       384,000       667,874
  Cesar Co.............................................        79,000       151,654
  #Chiba Kogyo Bank, Ltd...............................        38,100       684,653
  #Chino Corp..........................................        70,000       155,595
  *Chisan Tokan Co., Ltd...............................        64,000        57,273
  *Chiyoda Corp........................................       180,000       213,041
  *Chori Co., Ltd......................................       150,000       205,680
  Chuetsu Pulp and Paper Co., Ltd......................       172,000       291,704
  #Chugai Ro Co., Ltd..................................       139,000       252,791
  Chugoku Marine Paints, Ltd...........................       111,000       219,493
  Chugokukogyo Co., Ltd................................        45,000        49,038
  Chukyo Coca-Cola Bottling Co., Ltd...................        84,000       660,773
  Chukyo Sogo Bank, Ltd................................       174,000       514,849
  *Chuo Paperboard Co., Ltd............................        62,000        44,297

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Chuo Spring Co., Ltd., Nagoya........................        99,000  $    236,488
  Cleanup Corp.........................................        72,000       273,835
  *Co-Op Chemical Co., Ltd.............................        80,000        58,889
  *Copal Co., Ltd......................................        78,000       312,979
  *Cosmo Securities Co., Ltd...........................       102,000        74,348
  #D'urban, Inc........................................       114,000       184,289
  #Dai Nippon Toryo, Ltd...............................       193,000       250,713
  Dai-Dan Co., Ltd.....................................        80,000       444,557
  Dai-Ichi Hotel, Ltd., Tokyo..........................        52,000        90,066
  *#Dai-Ichi Katei Denki Co., Ltd......................        91,000        46,628
  Dai-Ichi Kogyo Seiyaku Co., Ltd......................        47,000        88,868
  *Dai-Ichi Securities Co., Ltd........................       228,000       166,189
  Daido Concrete Co., Ltd..............................        33,000             0
  Daido Hoxan, Inc.....................................       196,000       417,277
  Daido Kogyo Co., Ltd.................................        60,000       106,953
  #Daido Steel Sheet Corp..............................        84,000       249,154
  Daidoh, Ltd..........................................        54,000       159,781
  *#Daiei OMC, Inc.....................................       371,000       436,423
  Daihen Corp..........................................       205,000       406,849
  Daiho Corp...........................................        96,000       163,504
  Daiichi Cement Co., Ltd..............................        33,000        36,914
  *Daiichi Chuo Kisen Kaisha...........................       390,000       281,456
  Daiichi Jitsugyo Co., Ltd............................        80,000       151,842
  Daiken Corp..........................................       130,000       304,911
  #Daiki Co., Ltd......................................        28,000       244,506
  *#Daikyo, Inc........................................       237,000       270,241
  #Daimei Telecom Engineering Corp.....................        66,000       430,109
  Dainichiseika Colour & Chemicals Manufacturing Co.,
    Ltd................................................       163,000       606,993
  Daiso Co., Ltd.......................................       112,000       232,786
  *Daisue Construction Co., Ltd........................       185,000       130,841
  *Daito Woolen Spinning & Weaving Co., Ltd., Tokyo....        42,000        44,557
  *#Daiwa Danchi Co., Ltd..............................       202,000       355,703
  Daiwa Seiko, Inc.....................................       145,000       313,932
  Daiwabo Co., Ltd.....................................       262,000       311,983
  *Dantani Corp........................................        68,000        87,352
  Danto Corp...........................................        42,000       239,454
  Denki Kogyo Co., Ltd.................................        89,000       481,723
  Deodeo Corp..........................................        14,200        85,775
  Descente, Ltd........................................       133,000       297,550
  Dijet Industrial Co., Ltd............................        34,000        58,153
  Dynic Corp...........................................        52,000       121,964
  Eagle Industry Co., Ltd..............................        43,000       112,647
  *Enshu, Ltd..........................................        69,000       126,482
  *FDK Corp............................................        94,000       227,258
  *First Baking Co., Ltd...............................        67,000       127,168
  France Bed Co., Ltd..................................       193,000       501,425
  Fudo Construction Co., Ltd...........................       201,000       371,349
  Fuji Car Manufacturing Co., Ltd......................        36,000        42,348
  Fuji Denki Reiki Co., Ltd............................        81,800       318,782
  *Fuji Kiko Co., Ltd..................................        29,000        61,740
  *Fuji Kosan Co., Ltd.................................       130,000       118,212
  Fuji Kyuko Co., Ltd..................................       195,000       637,499
  Fuji Oil Co., Ltd....................................       135,000       585,537
  Fuji Spinning Co., Ltd., Tokyo.......................       163,000       175,275
  *Fujii & Co., Ltd....................................        44,000        46,678

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  #Fujiko Co., Ltd.....................................        55,000  $     51,600
  Fujirebio, Inc.......................................        75,000       224,083
  *#Fujiya Co., Ltd....................................       190,000       418,215
  Fukuda Corp..........................................        65,000       166,528
  Fukushima Bank, Ltd..................................        80,000       176,091
  Fukusuke Corp........................................        95,000       161,116
  *#Fukutoku Bank, Ltd.................................       177,000       261,863
  *Furukawa Battery Co., Ltd...........................        45,000        70,148
  Furukawa Co., Ltd....................................       152,000       217,198
  Fuso Pharmaceutical Industries, Ltd..................       231,000       773,529
  *Ga-jo-en Kanko KK...................................        37,000             0
  *Gakken Co., Ltd.....................................       158,000       291,906
  Gastec Service, Inc..................................        41,000       147,945
  Godo Shusei Co., Ltd.................................        74,000       164,486
  *#Godo Steel, Ltd....................................       245,000       244,001
  *Goldwin, Inc........................................        47,000        45,791
  Gourmet Kineya Co., Ltd..............................        28,000       179,439
  *Graphtec Corp.......................................        39,000        78,526
  Gun-Ei Chemical Industry Co., Ltd....................       164,000       288,789
  *Gunze Sangyo, Inc., Tokyo...........................        90,000       118,212
  *Hakone Tozan Railway Co., Ltd.......................        52,000       134,724
  Hakuyosha Co., Ltd...................................        57,000       148,089
  *#Hanshin Sogo Bank, Ltd.............................       189,000       274,160
  Harima Chemicals, Inc................................        37,000       133,511
  *Hayashikane Sangyo Co., Ltd.........................       128,000       109,927
  *#Hazama Corp........................................        19,000        11,107
  Heiwado Co., Ltd.....................................        74,000       427,236
  Hibiya Engineering, Ltd..............................        53,000       236,380
  Hisaka Works, Ltd....................................        48,000       225,858
  Hisamitsu Pharmaceutical Co., Inc....................        60,000       541,262
  Hitachi Electronics, Ltd.............................       100,000       528,994
  Hitachi Medical Corp.................................        28,000       303,107
  Hitachi Plant Engineering & Construction Co., Ltd....       204,000       544,726
  #Hitachi Powdered Metal Co., Ltd.....................        41,000       185,227
  #Hitachi Seiki Co., Ltd..............................       141,000       236,077
  Hochiki Corp.........................................        42,000       119,727
  *Hodogaya Chemical Co., Ltd..........................       100,000       141,450
  *Hohsui Corp.........................................        56,000        48,497
  Hokkai Can Co., Ltd., Tokyo..........................       116,000       293,003
  *Hokkaido Bank, Ltd..................................       100,000       114,026
  Hokkaido Gas Co., Ltd................................        87,000       155,710
  Hokko Chemical Industry Co., Ltd.....................        41,000        87,288
  *Hoko Fishing Co., Ltd...............................        79,000        63,284
  Hokuriku Electric Industry Co., Ltd..................       112,000       155,999
  Hokuriku Electrical Construction Co., Ltd............        36,000        89,893
  Hokushin Co., Ltd....................................        27,900        85,775
  Honen Corp...........................................       128,000       170,895
  #Horiba, Ltd.........................................        54,000       572,872
  #Hosokawa Micron Corp................................        40,000       317,540
  #Howa Machinery, Ltd.................................       181,000       258,637
  Ichida and Co., Ltd..................................        78,000       104,139
  Ichikawa Co., Ltd....................................        49,000        83,102
  Ichiken Co., Ltd.....................................        48,000        62,353
  Ichikoh Industries, Ltd..............................       141,000       244,217
  #Idec Izumi Corp.....................................        60,000       319,561
  Ihara Chemical Industry Co., Ltd.....................        80,000       316,386
  Iino Kaiun Kaisha, Ltd...............................       161,000       285,830
  Ikegai Corp..........................................        90,000       105,221
  Ikegami Tsushinki Co., Ltd...........................       102,000       240,710
  Inabata and Co., Ltd., Osaka.........................        85,000       260,708
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Inageya Co., Ltd.....................................        80,000  $    594,667
  #Intec, Inc..........................................        67,000       531,880
  *Inui Steamship Co., Ltd.............................        31,000        24,833
  *Iseki & Co., Ltd....................................       293,000       289,691
  *Ishihara Sangyo Kaisha, Ltd.........................       193,000       268,820
  Ishii Iron Works Co., Ltd............................        52,000        89,315
  *Ishikawa Seisakusho, Ltd............................        75,000       150,471
  Ishizuka Glass Co., Ltd..............................        49,000        91,235
  Itochu Fuel Corp.....................................       192,000       569,494
  Itoki Crebio Corp....................................        56,000       152,766
  Iwasaki Electric Co., Ltd............................       110,000       214,340
  *Iwatsu Electric Co., Ltd............................       145,000       172,663
  Izumi Co., Ltd.......................................        64,000       326,547
  Izutsuya Co., Ltd....................................       118,000       200,123
  #JDC Corp............................................       256,000       169,971
  JGC Corp.............................................       172,000       348,804
  JMS Co., Ltd.........................................        59,000       172,446
  *Janome Sewing Machine Co., Ltd......................       224,000       156,807
  Japan Aircraft Manufacturing Co., Ltd................        70,000       149,028
  Japan Aviation Electronics Industry, Ltd.............        54,000       190,957
  Japan Carlit Co., Ltd................................        28,000        93,155
  *Japan Coated Paper Manufacturing Co., Ltd...........       132,000       128,604
  Japan Digital Laboratory Co., Ltd....................        42,500       573,557
  Japan Foundation Engineering Co., Ltd................        43,200       255,337
  *#Japan Metals & Chemicals Co., Ltd..................       201,000       219,038
  Japan Oil Transportation Co., Ltd....................        45,000        98,726
  Japan Paperboard Industries Co., Ltd., Tokyo.........        91,000       149,078
  #Japan Pulp and Paper Co., Ltd.......................       255,000       688,269
  *Japan Steel Works, Ltd..............................       226,000       216,923
  Japan Transcity Corp.................................        90,000       185,112
  Japan Vilene Co., Ltd................................       101,000       233,248
  Japan Wool Textile Co., Ltd..........................        57,000       238,588
  Jeol, Ltd............................................        97,000       359,117
  #Joban Kosan Co., Ltd................................       101,000       167,647
  Joshin Denki Co., Ltd................................        98,000       215,711
  *#Jujiya Co., Ltd....................................       161,000       168,477
  Juken Sangyo Co., Ltd................................        86,000       221,571
  Juki Corp............................................       153,000       313,586
  Kagawa Bank, Ltd.....................................       136,350       608,121
  #Kagome Co., Ltd.....................................       117,000       629,055
  Kahma Co., Ltd.......................................        42,000       239,151
  #Kaken Pharmaceutical Co., Ltd.......................       138,000       351,561
  *#Kakuei (L.) Corp...................................       100,000        72,168
  Kamei Corp...........................................        59,000       337,228
  #Kanaden Corp........................................        50,000       207,484
  Kanagawa Chuo Kotsu Co., Ltd.........................        90,000       308,519
  #Kanematsu Corp......................................       284,000       291,040
  #Kanematsu Electronics, Ltd..........................        38,000       166,738
  #Kanematsu-NNK Corp..................................        53,000       234,085
  *#Kankaku Securities Co., Ltd........................       170,000       126,367
  *Kansai Kisen Kaisha.................................       184,000        96,936
  Kansei Corp..........................................        93,000       446,325
  Kanto Auto Works, Ltd., Yokosuka.....................       122,000       347,779
  Kanto Bank, Ltd......................................        13,400       154,729
  Kanto Denka Kogyo Co., Ltd...........................        83,000       204,258
  Kanto Natural Gas Development Co., Ltd...............       104,000       435,319

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *#Kanto Special Steel Works, Ltd.....................        84,000  $     78,808
  Kasho Co., Ltd., Tokyo...............................        46,000       322,015
  #Kasumi Co., Ltd.....................................       132,000       477,263
  Katakura Industries Co., Ltd.........................        49,000       240,465
  Kato Works Co., Ltd..................................        82,000       150,904
  Katsumura Construction Co., Ltd......................        48,600        64,887
  Kawada Industries, Inc...............................        76,000       115,181
  Kawai Musical Instruments Manufacturing Co., Ltd.....        99,000       105,741
  Kawashima Textile Manufacturers, Ltd.................       126,000       185,501
  Kawasho Corp.........................................       208,000       240,176
  Kawasho Gecoss Corp..................................        46,000       138,433
  Keihin Co., Ltd......................................       100,000       132,068
  #Keiyo Co., Ltd......................................       104,900       378,523
  Kimmon Manufacturing Co., Ltd........................        41,000        63,320
  #Kimura Chemical Plants Co., Ltd.....................        27,000        40,725
  *#Kinki Nippon Tourist Co., Ltd......................       101,000       269,693
  Kinki Sharyo Co., Ltd., Nagaokakyo...................       101,000       133,389
  Kinseki, Ltd.........................................        56,000       298,661
  *Kinsho-Mataichi Corp................................        42,000        46,982
  *Kinugawa Rubber Industrial Co., Ltd.................        83,000        75,474
  Kioritz Corp.........................................        96,000       130,942
  Kita-Nippon Bank, Ltd................................        14,306       597,782
  #Kitagawa Iron Works Co., Ltd........................       124,000       207,614
  Kitano Construction Corp.............................       116,000       219,334
  Kitz Corp............................................       234,000       406,986
  Koa Corp.............................................        53,000       524,014
  Koatsu Gas Kogyo Co., Ltd............................        78,000       211,655
  *Kobe Kiito Co., Ltd.................................        53,000        37,102
  Kokune Corp..........................................        42,000        36,373
  Kokusai Kogyo Co., Ltd...............................        60,000       243,351
  Komai Tekko, Inc.....................................        53,000        94,093
  Komatsu Construction Co., Ltd........................        29,000        39,765
  Komatsu Forklift Co., Ltd............................       153,000       320,211
  #Komatsu Seiren Co., Ltd.............................        75,000       405,947
  Komatsu Zenoah Co....................................        75,000       216,505
  Kosei Securities Co., Ltd............................       137,000       262,007
  *Krosaki Corp........................................        96,000       149,648
  Kumiai Chemical Industry Co., Ltd., Tokyo............       153,000       247,335
  #Kurabo Industries, Ltd..............................       264,000       337,228
  Kuraya Corp..........................................        50,000       261,610
  Kyodo Printing Co., Ltd..............................        88,000       434,395
  Kyodo Shiryo Co., Ltd................................       145,000       145,455
  Kyoei Tanker Co., Ltd................................        53,000        49,724
  Kyokuto Kaihatsu Kogyo Co., Ltd......................        38,300       138,202
  *Kyokuyo Co., Ltd....................................       167,000       184,397
  Kyosan Electric Manufacturing Co., Ltd...............        94,000       213,690
  Kyowa Leather Cloth Co., Ltd.........................        32,000       128,171
  #Kyushu Bank, Ltd....................................       146,000       414,087
  Life Corp............................................        83,000       358,799
  #MR Max Corp.........................................        50,300       148,833
  Maezawa Industries, Inc..............................        26,700       221,593
  Magara Construction Co., Ltd.........................        61,000        82,763
  Marudai Food Co., Ltd................................       232,000       537,452
  Maruei Department Store Co., Ltd.....................        72,000       178,227
  Maruetsu, Inc........................................        43,000       122,578
  Maruha Corp..........................................       294,000       292,801
  Marusan Securities Co., Ltd..........................       140,000       420,308
  Maruwn Corp..........................................        44,000       200,050
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Maruyama Manufacturing Co., Inc.....................        73,000  $     89,034
  #Maruzen Co., Ltd....................................       179,000       359,124
  Maruzen Showa Unyu Co., Ltd..........................       175,000       322,051
  Matsui Construction Co., Ltd.........................        40,000        83,138
  Matsuo Bridge Co., Ltd...............................        37,000        60,881
  #Matsuya Co., Ltd....................................        74,000       234,980
  Meiden Engineering Co., Ltd..........................        22,000        92,563
  *Meiji Shipping Co., Ltd.............................        47,000        73,604
  Meisei Industrial Co., Ltd...........................        29,000        48,555
  Meito Sangyo Co., Ltd................................        38,000       312,633
  *Meiwa Trading Co., Ltd..............................        55,000       121,856
  Melco, Inc...........................................        32,000       441,093
  Misawa Homes Co., Ltd................................        79,000       208,097
  #Misawa Resort Co., Ltd..............................        40,000        88,045
  #Mitsuba Corp........................................        67,000       338,469
  Mitsubishi Cable Industries, Ltd.....................       118,000       225,670
  Mitsubishi Kakoki Kaisha, Ltd........................       117,000       149,453
  Mitsubishi Pencil Co., Ltd...........................        61,000       490,853
  *Mitsubishi Plastics, Inc............................       184,000       250,972
  *Mitsubishi Shindoh Co., Ltd.........................        82,000       130,783
  *Mitsubishi Steel Manufacturing Co., Ltd.............       253,000       228,232
  Mitsuboshi Belting, Ltd..............................       153,000       404,128
  #Mitsui Construction Co., Ltd........................       314,000       333,114
  Mitsui Home Co., Ltd.................................        59,000       316,364
  Mitsui Matsushima Co., Ltd...........................        90,000       105,221
  *Mitsui Mining Co., Ltd..............................       225,000       188,359
  Mitsui Sugar Co., Ltd................................       116,000       188,359
  Mitsui Wood Systems, Inc.............................        27,500        67,477
  Mitsui-Soko Co., Ltd.................................        85,000       253,347
  Mitsuuroko Co., Ltd..................................       106,000       390,142
  #Miura Co., Ltd......................................        65,000       634,215
  Miyaji Iron Works Co. Ltd............................        90,000       142,893
  *Miyakoshi Corp......................................        18,000        18,316
  Miyoshi Oil & Fat Co., Ltd...........................       120,000       178,400
  Miyuki Keori Co., Ltd................................        50,000       177,895
  *Morinaga & Co., Ltd.................................       340,000       326,345
  Morita Corp..........................................        72,000       140,295
  *Morozoff, Ltd., Osaka...............................        50,000        81,189
  Mory Industries, Inc.................................        66,000       110,980
  Mos Food Services, Inc...............................        20,000       241,042
  *Mutoh Industries, Ltd...............................        61,000        66,034
  Mutow Co., Ltd.......................................        38,000       140,136
  NOF Corp.............................................        54,000       100,155
  Nabco, Ltd...........................................       120,000       212,175
  Nachi-Fujikoshi Corp.................................        65,000        97,102
  *#Nagasakiya Co., Ltd. (Tokyo).......................       231,000       333,417
  #Nagatanien Co., Ltd.................................        53,000       336,593
  Naigai Co., Ltd......................................       109,000       158,114
  #Nakabayashi Co., Ltd................................        92,000       219,103
  Nakamuraya Co., Ltd..................................        85,000       222,675
  #Nakano Corp.........................................        66,000        97,644
  Nakayama Steel Works, Ltd............................       206,000       401,400
  *National Securities Co., Ltd........................       146,000       106,419
  *Navix Line, Ltd.....................................       186,000       124,837
  Nemic-Lambda KK......................................        26,000       299,282
  Neturen Co., Ltd., Tokyo.............................        67,000       179,872
  *New Japan Securities Co., Ltd.......................       263,000       280,908
  Nichia Steel Works, Ltd..............................        64,900       206,552
  #Nichias Corp........................................       237,000       410,493
  Nichiban Co., Ltd....................................        58,000       144,409
  *Nichiboshin, Ltd....................................       119,000       103,056

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Nichiha Corp.........................................        32,000  $    217,082
  Nichimo Co., Ltd.....................................        54,000        56,508
  Nichimo Corp.........................................        85,000       113,485
  Nichireki Co., Ltd...................................        44,000       149,562
  Nichiro Corp.........................................       289,000       281,565
  Nifco, Inc...........................................       104,000       752,802
  *Nihon Kentetsu Co., Ltd.............................        27,000        58,651
  Nihon Kohden Corp....................................        85,000       251,506
  #Nihon Matai Co., Ltd................................        50,000       170,678
  Nihon Nohyaku Co., Ltd...............................       103,000       192,523
  Nihon Nosan Kogyo KK.................................       201,000       249,500
  Nihon Parkerizing Co., Ltd...........................        92,000       209,144
  *Nihon Spindle Manufacturing Co., Ltd................        56,000        94,973
  Nihon Tokushu Toryo Co., Ltd.........................        35,000        57,590
  Niigata Chuo Bank, Ltd...............................       130,000       227,980
  *Niigata Engineering Co., Ltd........................       586,000       380,616
  Nikken Chemicals Co., Ltd............................       130,000       391,224
  #Nikkiso Co., Ltd....................................       114,000       571,789
  Nikko Co., Ltd., Akashi..............................        65,000       140,728
  Nippon Beet Sugar Manufacturing Co., Ltd.............       265,000       346,155
  #Nippon Carbide Industries Co., Inc., Tokyo..........       101,000       230,332
  *Nippon Carbon Co., Ltd..............................       177,000       250,366
  Nippon Chemi-Con Corp................................       155,000       532,458
  Nippon Chemical Industrial Co., Ltd..................       131,000       342,236
  Nippon Chemiphar Co., Ltd............................        49,000        92,296
  #Nippon Chutetsukan KK...............................        44,000        81,608
  Nippon Columbia Co., Ltd.............................        99,000       184,332
  #Nippon Concrete Industries Co., Ltd.................        65,000       113,052
  Nippon Conlux Co., Ltd...............................        63,000       247,790
  *Nippon Conveyor Co., Ltd............................        43,000        40,342
  Nippon Denko Co., Ltd................................       159,000       168,679
  Nippon Densetsu Kogyo Co., Ltd.......................       118,000       366,182
  #Nippon Dry-Chemical Co., Ltd........................        16,500        82,759
  *Nippon Electric Industry Co., Ltd...................        67,000        92,837
  Nippon Felt Co., Ltd.................................        28,000        80,828
  Nippon Flour Mills Co., Ltd..........................        95,000       210,479
  Nippon Formula Feed Manufacturing Co., Ltd...........       100,000       110,417
  Nippon Gas Co., Ltd..................................        62,000       191,058
  Nippon Hume Pipe Co., Ltd............................        43,000        79,133
  *Nippon Kasei Chemical Co., Ltd......................       113,000        89,705
  #Nippon Kinzoku Co., Ltd.............................        93,000       122,823
  Nippon Koei Co., Ltd., Tokyo.........................       146,000       284,487
  #Nippon Koshuha Steel Co., Ltd.......................       151,000       126,410
  *Nippon Lace Co., Ltd................................        26,000        17,450
  *Nippon Metal Industry Co., Ltd......................       282,000       262,534
  Nippon Pipe Manufacturing Co., Ltd...................        35,000        56,833
  Nippon Piston Ring Co., Ltd..........................       133,000       174,691
  Nippon Road Co., Ltd.................................       147,000       248,244
  Nippon Seisen Co., Ltd...............................         8,000        15,588
  Nippon Sharyo, Ltd...................................        42,000        98,813
  Nippon Shinpan Co., Ltd..............................       189,000       255,064
  #Nippon Shinyaku Co., Ltd............................       174,000       759,716
  Nippon Signal Co., Ltd...............................       109,000       452,315
  *Nippon Steel Chemical Co., Ltd......................       285,000       285,895
  *Nippon Suisan Kaisha, Ltd...........................        86,000       101,166
  Nippon Synthetic Chemical Industry Co., Ltd..........       152,000       224,876
  Nippon Thompson Co., Ltd.............................        92,000       576,307
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Nippon Valqua Industries, Ltd........................       119,000  $    199,242
  *Nippon Yakin Kogyo Co., Ltd.........................       243,000       149,064
  #Nippon Yusoki Co., Ltd..............................        49,000       130,841
  #Nissan Construction Co., Ltd........................       128,000       166,276
  #Nissan Diesel Motor Co., Ltd........................       231,000       490,124
  Nissan Shatai Co., Ltd...............................       154,000       333,417
  *#Nisseki House Industry Co., Ltd....................       260,000       240,176
  Nissha Printing Co., Ltd.............................        81,000       508,570
  Nisshin Oil Mills, Ltd...............................        89,000       200,397
  Nissin Corp..........................................       150,000       303,107
  Nissin Electric Co., Ltd.............................       187,000       377,873
  Nitsuko Corp.........................................       157,000       507,603
  Nittetsu Mining Co., Ltd.............................       147,000       532,559
  Nitto Chemical Industry Co., Ltd.....................       116,000       193,382
  Nitto Flour Milling Co., Ltd.........................        54,000       105,611
  Nitto Seiko Co., Ltd.................................        56,000       131,750
  *Nitto Seimo Co., Ltd................................        32,000        28,867
  Nittoc Construction Co., Ltd.........................        61,000       162,884
  Nohmi Bosai, Ltd.....................................        59,000       258,456
  Noritz Corp..........................................        53,000       374,842
  North Pacific Bank, Ltd..............................       158,000       501,714
  *Nozaki and Co., Ltd.................................        56,000        32,331
  O-M, Ltd.............................................        46,000        73,034
  *OKK Corp............................................       101,000       196,803
  Obayashi Road Corp...................................        65,000       120,557
  Odakyu Construction Co., Ltd.........................        29,000        82,669
  *Odakyu Real Estate Co., Ltd.........................        58,000       102,551
  Ohki Corp............................................        73,000       123,278
  *Ohkura Electric Co., Ltd............................        34,000        67,968
  Okabe Co., Ltd.......................................        39,000       152,831
  Okamoto Industries, Inc..............................       150,000       336,665
  Okamura Corp.........................................       122,000       369,790
  *Okasan Securities Co., Ltd..........................       342,000       488,695
  Oki Electric Cable Co., Ltd..........................        56,000       105,885
  *Okuma and Howa Machinery, Ltd.......................        69,000       171,797
  *#Okura and Co., Ltd.................................       228,000       287,951
  Okura Industrial Co., Ltd............................        96,000       248,028
  Ono Sokki Co., Ltd...................................        43,000       176,884
  Optec Dai-Ichi Denko Co., Ltd........................       178,000        98,914
  Organo Corp..........................................       101,000       335,294
  Oriental Construction Co., Ltd.......................        27,000       122,174
  Origin Electric Co., Ltd.............................        54,000       257,208
  Osaka Oxygen Industries, Ltd.........................       190,000       378,450
  Osaki Electric Co., Ltd..............................        56,000       145,491
  P.S.C. Corp..........................................        35,000       137,661
  Pacific Industrial Co., Ltd..........................        78,000       253,874
  *Pacific Metals Co., Ltd.............................       299,000       222,257
  Parco Co., Ltd.......................................        82,000       322,520
  *#Pasco Corp.........................................       150,000       436,257
  Pilot Corp...........................................        32,000        97,687
  #Pokka Corp..........................................        48,000       259,806
  #Press Kogyo Co., Ltd................................       143,000       177,505
  *Prima Meat Packers, Ltd.............................       230,000       205,824
  Raito Kogyo Co., Ltd.................................        72,700       523,089
  #Rasa Industries, Ltd................................       119,000       352,109
  Renown Look, Inc.....................................        50,000        50,157
  *Renown, Inc.........................................       355,000       243,388
  Rheon Automatic Machinery Co., Ltd...................        40,000       169,740
  Rhythm Watch Co., Ltd................................       344,000       628,095
  #Riken Corp..........................................       193,000       345,426
  Riken Keiki Co., Ltd.................................        23,000        83,491

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Riken Vinyl Industry Co., Ltd........................       123,000  $    355,068
  #Rohto Pharmaceutical Co., Ltd.......................        80,000       603,327
  Ryobi, Ltd...........................................       218,000       468,834
  Ryoden Trading Co., Ltd..............................        80,000       282,900
  Ryoyo Electro Corp...................................        42,000       506,188
  S.T. Chemical Co., Ltd...............................        48,000       162,119
  SMK Corp.............................................       127,000       339,119
  SS Pharmaceutical Co., Ltd., Tokyo...................       207,000       649,839
  SXL Corp.............................................       148,000       320,427
  Saeki Kensetsu Kogyo Co., Ltd........................        71,000        99,917
  Sagami Co., Ltd......................................        60,000       129,037
  Sakai Chemical Industry Co., Ltd.....................       184,000       544,438
  Sakai Heavy Industries, Ltd..........................        60,000       147,223
  Sakai Ovex Co., Ltd..................................        85,000       125,753
  Sakata Inx Corp......................................        92,000       322,015
  Sakurada Co., Ltd....................................        38,000        47,992
  San-Ai Oil Co., Ltd..................................       118,000       258,882
  Sankei Building Co., Ltd.............................        97,000       231,011
  Sanko Metal Industrial Co., Ltd., Tokyo..............        54,000        57,287
  *Sankyo Aluminum Industry Co., Ltd...................       326,000       301,144
  Sankyo Seiko Co., Ltd................................        86,000       193,642
  Sankyu, Inc., Tokyo..................................       164,000       197,654
  #Sanshin Electronics Co., Ltd........................        46,000       405,008
  *#Sansui Electric Co., Ltd...........................       353,000       160,495
  Sanyo Industries, Ltd., Tokyo........................        48,000        98,726
  Sanyo Special Steel Co., Ltd.........................       339,000       415,906
  Sasaki Glass Co., Ltd................................        56,000        71,129
  #Sasebo Heavy Industries Co., Ltd., Tokyo............       257,000       311,594
  Sata Construction Co., Ltd., Gumma...................        61,000        88,486
  #Sato Kogyo Co., Ltd.................................        34,000        27,236
  Sato Shoji Corp......................................        31,000        99,780
  *Sawafugji Electric Co., Ltd.........................        31,000        55,930
  Seika Corp...........................................       145,000       229,170
  *Seikitokyu Kogyo Co., Ltd...........................        86,000        83,167
  *Seiko Corp..........................................        43,000       189,297
  Seiren Co., Ltd......................................        81,000       192,906
  Seiyo Food Systems, Inc..............................       137,000       519,070
  #Sekisui Jushi Co., Ltd..............................        85,000       328,185
  Sekisui Plastics Co., Ltd............................       150,000       226,248
  Senko Co., Ltd.......................................       205,000       318,082
  Senshukai Co., Ltd...................................        71,000       327,933
  *#Settsu Corp........................................       324,000       196,413
  Shibaura Engineering Works Co., Ltd..................        45,000       129,578
  Shibusawa Warehouse Co., Ltd.........................       119,000       317,757
  Shibuya Kogyo Co., Ltd...............................        54,000       331,642
  *Shikibo, Ltd........................................       155,000       134,233
  #Shikoku Chemicals Corp..............................        89,000       211,958
  Shimizu Bank, Ltd....................................        14,800       676,101
  Shimura Kako Co., Ltd................................        55,000        81,767
  Shin Nippon Air Technologies Co., Ltd................        37,180       178,971
  #Shin-Etsu Polymer Co., Ltd..........................       143,000       559,347
  Shin-Kobe Electric Machinery Co., Ltd................        71,000       122,975
  Shinagawa Fuel Co., Ltd..............................       160,000       594,667
  Shinagawa Refractories Co., Ltd......................       116,000       411,879
  *#Shinko Electric Co., Ltd...........................       257,000       482,228
  Shinko Shoji Co., Ltd................................        41,000       239,671
  Shinmaywa Industries, Ltd............................       117,000       305,662
                                                               SHARES        VALUE+
                                                         ------------  ------------
  #Shinsho Corp........................................       110,000  $    150,832
  *#Shintom Co., Ltd...................................        53,000        63,111
  *Shinwa Kaiun Kaisha, Ltd............................       238,000       200,960
  Shinyei Kaisha.......................................        54,000        67,809
  Shiroki Co., Ltd.....................................       132,000       223,866
  Shoko Co., Ltd.......................................       156,000       216,158
  *#Shokusan Jutaku Sogo Co., Ltd......................       207,000       119,511
  #Showa Corp..........................................       117,000       694,916
  Showa Electric Wire & Cable Co., Ltd., Kawasaki......       132,000       214,340
  Showa Highpolymer Co., Ltd...........................        79,000       234,893
  *#Showa Line, Ltd....................................       438,000       177,014
  Showa Sangyo Co., Ltd................................       185,000       371,161
  *Silver Seiko, Ltd...................................        87,000        54,624
  #Sintokogio, Ltd., Nagoya............................       108,000       406,856
  Soda Nikka Co., Ltd..................................        35,000        64,410
  *#Sogo Co., Ltd......................................       263,000       379,605
  Sokkisha Co., Ltd....................................        40,000        81,695
  #Sotetsu Rosen Co., Ltd..............................        42,000       175,802
  Star Micronics Co., Ltd..............................        84,000       406,769
  Subaru Enterprise Co., Ltd...........................        36,000       116,913
  *Suminoe Textile Co., Ltd............................       142,000       199,834
  Sumitomo Coal Mining Co., Ltd........................       107,000       115,830
  #Sumitomo Construction Co., Ltd......................       320,000       371,811
  *Sumitomo Corporation's Leasing, Ltd.................        35,000        68,199
  Sumitomo Densetsu Co., Ltd...........................        44,700       206,459
  *Sumitomo Light Metal Industries, Ltd................       493,000       487,432
  Sumitomo Precision Products Co., Ltd., Amagasaki
    City...............................................        78,000       253,311
  Sumitomo Seika Chemicals Co., Ltd....................       102,000       213,474
  Sun Wave Corp........................................        88,000       222,278
  Sun-S, Inc...........................................        26,300        78,009
  SunTelephone Co., Ltd................................        65,000       148,703
  *#Suzutan Co., Ltd...................................        62,000        71,591
  TYK Corp.............................................        67,000       186,158
  Tabai Espec Corp.....................................        34,000       184,029
  Tadano, Ltd..........................................        23,000        61,415
  Taihei Dengyo Kaisha, Ltd............................        66,000       238,155
  Taihei Kogyo Co., Ltd................................       114,000       171,125
  *Taiheiyo Kaiun Co., Ltd.............................        72,000        44,687
  Taiheiyo Kouhatsu, Inc...............................        90,000        78,591
  *Taiheiyo Securities Co., Ltd........................       218,000       135,301
  Taikisha, Ltd........................................        97,000       785,436
  Taisei Fire & Marine Insurance Co., Ltd..............       118,000       269,101
  *Taisei Prefab Construction Co., Ltd.................       134,000       138,289
  Taisei Rotec Corp....................................       127,000       183,307
  Taito Co., Ltd.......................................        70,000       144,986
  Taiyo Toyo Sanso Co., Ltd............................       232,000       370,021
  *Taka-Q Co., Ltd.....................................        77,000        56,681
  Takada Kiko Co., Ltd.................................        31,000       110,742
  Takaoka Electric Manufacturing Co., Ltd., Tokyo......       156,000       236,423
  Takara Co., Ltd......................................        39,000       141,573
  *Takarabune Corp.....................................        52,000        65,673
  Takasago International Corp..........................       125,000       554,794
  *Takasaki Paper Manufacturing Co., Ltd...............       157,000       141,630
  Takashima & Co., Ltd.................................        60,000       121,243
  #Takiron Co., Ltd....................................       140,000       333,417

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Tamura Corp..........................................       137,000  $    569,494
  Tamura Electric Works, Ltd...........................        74,000       206,141
  #Tasaki Shinju Co., Ltd..............................        53,000       160,647
  *Tateho Chemical Industries Co., Ltd.................       106,000        92,563
  Tatsuta Electric Wire & Cable Co., Ltd...............       106,000       199,661
  *Tayca Corp..........................................        74,000       130,841
  *#Teac Corp..........................................       109,000       409,050
  Teijin Seiki Co., Ltd................................       138,000       388,410
  Teikoku Hormone Manufacturing Co., Ltd...............        33,000       190,524
  *Teikoku Sen-I Co., Ltd..............................        39,000        67,550
  Teikoku Tsushin Kogyo Co., Ltd.......................        73,000       163,317
  Teisan KK............................................       219,000       572,136
  Tekken Corp..........................................       274,000       401,414
  Ten Allied Co., Ltd..................................        26,000        89,128
  Tenma Corp...........................................        44,000       539,819
  Tesac Corp...........................................        92,000        58,427
  Tetra Co., Ltd., Tokyo...............................        28,000        52,134
  #The Daito Bank, Ltd.................................        72,000       205,766
  Titan Kogyo KK.......................................        36,000        78,461
  #Toa Corp............................................       110,000       165,915
  Toa Doro Kogyo Co., Ltd..............................        85,000       144,156
  *#Toa Steel Co., Ltd.................................       205,000       161,260
  *Toa Wool Spinning & Weaving Co., Ltd................        73,000        89,561
  *#Tobishima Corp.....................................       100,000        60,621
  *Tobu Store Co., Ltd.................................        71,000       122,975
  Tochigi Bank, Ltd....................................        92,000       385,090
  Tochigi Fuji Industrial Co., Ltd.....................        51,000       128,820
  #Toda Kogyo Corp.....................................        88,000       367,077
  Todentu Corp.........................................        57,000       164,544
  Toenec Corp..........................................       170,000       511,601
  *Toho Rayon Co., Ltd.................................       128,000       164,428
  #Toho Real Estate Co., Ltd...........................        98,000       396,060
  #Toho Zinc Co., Ltd..................................       205,000       480,821
  *#Tohpe Corp.........................................        36,000        63,652
  Tohto Suisan Co., Ltd................................        54,000        70,537
  Tokai Carbon Co., Ltd................................       125,000       213,799
  Tokai Corp...........................................       108,000       395,165
  *Tokai Kanko Co., Ltd................................       198,000       105,741
  Tokai Maruman Securities Co., Ltd....................        99,000       169,328
  #Tokai Pulp Co., Ltd.................................        88,000       280,071
  Tokai Rika Co., Ltd..................................       127,000       367,531
  *Tokai Senko KK, Nagoya..............................        47,000        44,434
  Tokico, Ltd..........................................       189,000       334,175
  Tokimec, Inc.........................................       119,000       218,136
  Tokin Corp...........................................        82,000       514,257
  Toko Electric Corp...................................        39,000       108,642
  #Tokushima Bank, Ltd.................................        58,000       355,790
  #Tokushu Paper Manufacturing Co., Ltd................       119,000       774,640
  Tokyo Denki Komusho Co., Ltd.........................        57,000       193,339
  Tokyo Kikai Seisakusho, Ltd..........................       112,400       559,708
  *Tokyo Nissan Auto Sales Co., Ltd....................        63,000       140,945
  Tokyo Rakutenchi Co., Ltd............................        92,000       239,021
  Tokyo Rope Manufacturing Co., Ltd....................       286,000       377,714
  Tokyo Sangyo Co., Ltd................................        36,500       106,156
  *Tokyo Securities Co., Ltd...........................       193,000       172,713
  Tokyo Tanabe Co., Ltd., Tokyo........................       119,000       373,579
  *Tokyo Tatemono Co., Ltd.............................       139,000       261,819
  *Tokyo Tekko Co., Ltd................................        67,000        56,573
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Tokyo Theatres Co., Inc., Tokyo......................       116,000  $    144,827
  #Tokyotokeiba Co., Ltd...............................        77,000       111,695
  *Tokyu Car Corp......................................       213,000       264,396
  #Tokyu Construction Co., Ltd.........................       356,000       313,441
  Tokyu Hotel Chain Co., Ltd...........................       189,000       327,355
  Tokyu Store Chain Corp...............................       175,000       738,823
  *Tokyu Tourist Corp..................................        38,000        48,815
  Toli Corp............................................       101,000       219,399
  Tomoe Corp...........................................        56,000        96,994
  *Tomoegawa Paper Co., Ltd............................        55,000       146,862
  Tomoku Co., Ltd......................................       185,000       325,768
  Tonami Transportation Co., Ltd.......................       173,000       352,080
  Topcon Corp..........................................        68,000       284,632
  Topre Corp...........................................        85,000       276,044
  Topy Industries, Ltd.................................       137,000       193,786
  Torishima Pump Manufacturing Co., Ltd., Osaka........        45,000       269,224
  Toshiba Engineering & Construction Co., Ltd..........       128,000       378,739
  #Toshiba Machine Co., Ltd............................       294,000       687,446
  Toshiba Tungaloy Co.,Ltd.............................       124,000       357,955
  Tosho Printing Co., Ltd..............................        94,000       227,258
  *Tostem Viva Corp....................................       119,000       198,383
  Totenko Co., Ltd.....................................        35,000       155,342
  Totetsu Kogyo Co., Ltd...............................        53,000        96,005
  Totoku Electric Co., Ltd., Tokyo.....................        62,000       119,020
  *#Towa Real Estate Development Co., Ltd..............       160,000       110,850
  #Toyama Chemicals Co., Ltd...........................       170,000       601,162
  Toyo Aluminium KK....................................        81,000       274,745
  #Toyo Chemical Co., Ltd..............................        52,000       191,015
  Toyo Communication Equipment Co., Ltd................        71,000       292,577
  Toyo Construction Co., Ltd...........................       290,000       322,304
  Toyo Corp............................................        41,000       325,479
  *Toyo Electric Co., Ltd..............................        67,000        65,760
  #Toyo Engineering Corp...............................       224,000       255,418
  Toyo Exterior Co., Ltd...............................        31,000       299,787
  Toyo Information System Co., Ltd.....................        42,000       591,058
  *Toyo Kanetsu KK.....................................       206,000       167,993
  Toyo Radiator Co., Ltd...............................       104,000       165,121
  *#Toyo Securities Co., Ltd...........................       113,000       131,296
  #Toyo Shutter Co., Ltd...............................        77,000       238,949
  #Toyo Sugar Refining Co., Ltd........................        60,000        69,282
  Toyo Tire & Rubber Co., Ltd..........................       301,000       488,760
  #Toyo Umpanki Co., Ltd...............................       146,000       387,746
  Toyo Wharf & Warehouse Co., Ltd......................       118,000       176,278
  *Tsubaki Nakashima Co., Ltd..........................        98,000       572,872
  Tsubakimoto Machinery & Engineering Co., Ltd.........        44,000        75,892
  Tsudakoma Corp.......................................       101,000       204,092
  *Tsugami Corp........................................       124,000       131,548
  Tsukamoto Co., Ltd...................................        44,000        95,897
  Tsukishima Kikai Co., Ltd............................        44,000       332,147
  *#Tsumura & Co., Inc.................................       124,000       590,625
  Tsurumi Manufacturing Co., Ltd.......................        42,000       207,325
  Tsutsumi Jewelry Co., Ltd............................        24,900       301,894
  Tsutsunaka Plastic Industry Co., Ltd.................        71,000       207,008
  Uchida Yoko Co., Ltd.................................        72,000       180,305
  Ueki Corp............................................        47,000        66,821
  Unisia Jecs Corp.....................................       196,000       417,277
  Utoc Corp............................................        38,000        50,734

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  #Wakachiku Construction Co., Ltd.....................       194,000  $    420,019
  Wakamoto Pharmaceutical Co., Ltd.....................        48,000       110,850
  Xebio Co., Ltd.......................................        37,000       512,683
  #Yahagi Construction Co., Ltd........................        59,000       212,896
  *#Yahagi Corp........................................        40,000        64,085
  Yamamura Glass Co., Ltd..............................       213,000       367,387
  Yamatane Corp........................................       131,000       228,788
  *Yamatane Securities Co., Ltd........................       203,000       149,432
  Yamato International, Inc............................        43,000        65,478
  #Yamazen Co., Ltd....................................       140,000       242,485
  Yokogawa Bridge Corp.................................        70,400       195,605
  *Yokohama Matsuzakaya, Ltd...........................        27,000        28,059
  Yokohama Reito Co., Ltd..............................       111,000       801,068
  Yomeishu Seizo Co., Ltd..............................        46,000       292,137
  Yomiuri Land Co., Ltd................................       157,000       385,234
  Yondenko Corp........................................        58,800       199,869
  #Yonekyu Corp........................................        35,500       471,403
  #Yorozu Corp.........................................        26,800       205,016
  Yoshihara Oil Mill, Ltd..............................        36,000        64,951
  Yoshimoto Kogyo Co., Ltd.............................        60,000       362,429
  *Yuasa Corp..........................................       307,000       465,269
  Yuasa Trading Co., Ltd...............................       174,000       261,191
  Yuken Kogyo Co., Ltd.................................        60,000       121,676
  Yurtec Corp..........................................        62,000       344,531
  #Zenchiku Co., Ltd...................................       126,000       271,887
  Zuken, Inc...........................................        31,000       170,028
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $395,558,484)..................................                 173,675,539
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.5%)
  *Japanese Yen (Cost $905,775)........................                     897,344
                                                                       ------------
TOTAL -- JAPAN
  (Cost $396,464,259)..................................                 174,572,883
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.8%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
    06/01/98 (Collateralized by U.S. Treasury Notes
    5.25%, 01/31/01, valued at $3,243,131) to be
    repurchased at $3,190,395.
    (Cost $3,189,000)..................................  $      3,189     3,189,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $399,653,259)++................................                $177,761,883
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
HONG KONG -- (27.1%)
COMMON STOCKS -- (27.0%)
  ABC Communications (Holdings), Ltd...................       668,000  $    163,789
  ALCO Holdings, Ltd...................................       314,000        12,156
  ASM Pacific Technology, Ltd..........................       456,000       308,943
  *AWT World Transport Holdings, Ltd...................       250,800         1,942
  *Allied Group, Ltd...................................     5,560,000       261,892
  Allied Properties (Hong Kong), Ltd...................     5,220,000       272,822
  *Anex International Holdings, Ltd....................       152,000         1,765
  *Applied International Holdings, Ltd.................     1,243,000        33,044
  *Asia Commercial Holdings, Ltd.......................        72,800         3,946
  Asia Financial Holdings, Ltd.........................     1,729,179       350,343
  *Asia Securities International, Ltd..................     1,752,600       142,488
  Asia Standard International Group, Ltd...............       890,000       161,943
  Associated International Hotels, Ltd.................       898,000       315,789
  Beauforte Investors Corp., Ltd.......................        72,000        98,026
  *Beijing Development (Hong Kong), Ltd................       166,000        40,059
  *Benelux International, Ltd..........................        30,000           236
  Bossini International Holdings, Ltd..................       122,000         5,196
  #Burlingame International Co., Ltd...................       765,000       148,084
  Burwill Holdings, Ltd................................     1,480,000       154,704
  *CCT Telecom Holdings, Ltd...........................     5,290,000       242,347
  *CIL Holdings, Ltd...................................       608,000        39,231
  CNT Group, Ltd.......................................     2,194,000       111,838
  Cafe de Coral Holdings, Ltd..........................     1,005,000       311,266
  *Capetronic International Holdings, Ltd..............       292,490        21,137
  Capital Asia, Ltd....................................     1,974,722        14,780
  *Central China Enterprises, Ltd......................     2,104,000       165,627
  Century City International Holdings, Ltd.............       542,056        65,055
  Champion Technology Holdings, Ltd....................     5,898,576       232,167
  Cheerful Holdings, Ltd...............................        94,000         2,426
  Chen Hsong Holdings, Ltd.............................     1,275,000       245,161
  Cheuk Nang Properties (Holdings), Ltd................       750,008       179,057
  Cheung Tai Hong Holdings, Ltd........................     1,682,000        42,761
  *Cheung Wah Development Co., Ltd.....................     1,286,000        26,553
  Chevalier (OA) International, Ltd....................     1,776,251        91,689
  Chevalier Construction Holdings, Ltd.................       131,203         4,826
  #Chevalier Development International, Ltd............       899,109       319,080
  Chevalier International Holdings, Ltd................     1,956,634       189,376
  China Aerospace International Holdings, Ltd..........       853,200       159,652
  *China Development Corp., Ltd........................     1,150,000        36,805
  *#China Everbright Technology, Ltd...................     2,108,000       277,476
  China Foods Holdings, Ltd............................     1,232,000       353,749
  *China Investments Holdings, Ltd.....................       175,000         7,904
  China Motor Bus Co., Ltd.............................       114,200       957,930
  China Pharmaceutical Enterprise and Investment Corp.,
    Ltd................................................     1,752,000       165,048
  *China Star Entertainment, Ltd.......................     8,382,000        75,718
  *China United (Holdings), Ltd........................       115,000         1,039

                                                               SHARES        VALUE+
                                                         ------------  ------------

  China-Hong Kong Photo Products Holdings, Ltd.........     1,782,000  $    252,962
  Chinney Investments, Ltd.............................       924,000        87,046
  Chow Sang Sang Holdings International, Ltd...........     1,098,400       276,407
  *Chuang's China Investments, Inc.....................     3,510,000        38,049
  Chuang's Consortium International, Ltd...............     1,858,884       122,342
  Chun Wo Holdings, Ltd................................       563,400        59,619
  *Chung Hwa Devlopment Holdings, Ltd..................     3,383,425        34,057
  Climax International Co., Ltd........................       296,000        10,314
  Companion Building Material (Holdings), Ltd..........     3,607,514        61,918
  Companion Marble (Holdings), Ltd.....................        48,848         2,900
  Continental Holdings, Ltd............................        98,825         4,846
  #Continental Mariner Investment Co., Ltd.............     1,237,000       247,432
  Cosmos Machinery Enterprises, Ltd....................     1,024,000       105,717
  Crocodile Garments, Ltd..............................     1,539,000        49,652
  Cross Harbour Tunnel Co., Ltd........................       365,603       516,628
  *Culturecom Holdings, Ltd............................     2,161,000        28,445
  DC Finance (Holdings), Ltd...........................     1,080,000        16,725
  *Dah Hwa International Holdings, Ltd.................     1,122,000        73,844
  *Daido Concrete (Hong Kong), Ltd.....................       223,000         4,892
  Dong-Jun Holdings, Ltd...............................     2,484,000       429,547
  *Dransfield Holdings, Ltd............................       190,000         1,520
  Dynamic Holdings, Ltd................................       158,000        18,962
  Easyknit International Holdings, Ltd.................    14,143,000        56,579
  #Egana International Holdings, Ltd...................     5,882,800       379,584
  Elec & Eltek International Holdings, Ltd.............     2,565,659       609,216
  *Emperor (China Concept) Investments, Ltd............     3,195,000        81,225
  Emporer International Holdings, Ltd..................       644,369        78,166
  *Englong International, Ltd..........................       130,000         5,033
  Essential Enterprises Co., Ltd.......................       320,000        33,449
  FPB Bank Holding Co., Ltd............................     1,875,520       249,295
  *Fairwood Holdings, Ltd..............................       426,000        12,644
  *Fairyoung Holdings, Ltd.............................       482,000        40,431
  Far East Consortium International, Ltd...............     1,592,235       117,121
  *Far East Holdings International, Ltd................        70,000         3,523
  *Far East Hotels & Entertainment, Ltd................     1,853,000       325,214
  Fong's Industries Co., Ltd...........................       962,000        62,073
  Fortei Holdings, Ltd.................................       242,000        12,336
  *Fortuna International Holdings, Ltd.................     1,818,000        33,315
  Fountain Set Holdings, Ltd...........................     1,274,000       198,934
  Four Seas Mercantile Holdings, Ltd...................       592,000       263,570
  Frankie Dominion International, Ltd..................       630,173        13,906
  *Fu Hui Jewelry Co. (Hong Kong), Ltd.................       688,000        35,070
  Giordano International, Ltd..........................     1,388,000       290,174
  Gold Peak Industries (Holdings), Ltd.................     1,031,400       442,561
  Gold-Face Holdings, Ltd..............................     1,363,600       126,699

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Golden Harvest Entertainment Holdings, Ltd..........     1,000,000  $     56,782
  Golden Power International Holdings, Ltd.............        34,000         2,194
  Golden Resources Development International, Ltd......       971,000        60,147
  #Goldlion Holdings, Ltd..............................     1,473,000       323,151
  *Goldtron (Bermuda) Holdings, Ltd....................        51,111         1,550
  *Golik Holdings, Ltd.................................       142,500         7,724
  Grand Hotel Holdings, Ltd. Series A..................     1,333,000       245,992
  Grande Holdings, Ltd.................................       420,088       121,977
  Great Wall Electronic International, Ltd.............     3,159,034       101,510
  Group Sense (International), Ltd.....................     1,742,000       103,409
  *H B International Holdings, Ltd.....................       396,000         4,344
  Hanny Holdings, Ltd..................................     1,513,280        58,586
  Harbour Centre Development, Ltd......................       566,000       350,600
  Harbour Ring International Holdings, Ltd.............     2,636,000        82,662
  High Fashion International, Ltd......................       178,000        10,337
  #Hon Kwok Land Investment Co., Ltd...................     2,290,145       233,477
  Hong Kong Building & Loan Agency, Ltd................       407,000        48,321
  Hong Kong Ferry (Holdings) Co., Ltd..................       771,300       602,188
  Hong Kong Parkview Group, Ltd........................     1,130,000       583,301
  Hop Hing Holdings, Ltd...............................       660,265        81,798
  Hsin Chong Construction Group, Ltd...................     1,147,658       111,078
  *#Hualing Holdings, Ltd..............................     1,344,000        56,369
  Huey Tai International, Ltd..........................     2,363,112       164,677
  Hung Hing Printing Group, Ltd........................       934,442       373,825
  Hwa Kay Thai Holdings, Ltd...........................     2,444,238        15,140
  #IDT International, Ltd..............................     1,171,992       102,846
  IMC Holdings, Ltd....................................       604,000       101,329
  ITC Corp., Ltd.......................................     9,127,087        62,426
  Ideal Pacific Holdings, Ltd..........................       838,000        46,502
  Innovative International (Holdings), Ltd.............     1,012,886       196,068
  Interform Ceramics Technologies, Ltd.................     1,104,000        20,231
  #International Bank of Asia, Ltd.....................     1,731,714       350,857
  International Pipe, Ltd..............................     1,298,726       110,615
  *Island Dyeing & Printing Co., Ltd...................       148,000        87,857
  JCG Holdings, Ltd....................................     1,048,333       317,923
  *Jinhui Holdings Co., Ltd............................       370,000        11,460
  Joyce Boutique Holdings, Ltd.........................     1,360,000        26,677
  K Wah International Holdings, Ltd....................     2,195,380       192,652
  *KPI Co., Ltd........................................       264,000         9,199
  KTP Holdings, Ltd....................................       180,400        13,037
  *Kader Holdings Co., Ltd.............................       545,600        18,306
  Kantone Holdings, Ltd................................       123,902         5,596
  Keck Seng Investments (Hong Kong), Ltd...............       572,400        87,902
  Kee-Shing Holdings Co., Ltd..........................       886,000        70,889
  King Fook Holdings, Ltd..............................     1,000,000        60,653
  Kingboard Chemical Holdings, Ltd.....................       664,000       102,826
  Kingmaker Footwear Holdings, Ltd.....................       770,000        51,671
  *Kong Sun Holdings, Ltd..............................       480,000        26,945
  *Kong Tai International Holdings Co., Ltd............     2,080,000        33,821
  *Kosonic International Holdings, Ltd.................       198,000         6,286
  Kumagai Gumi Hong Kong, Ltd..........................       685,000       344,754
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Kwong Sang Hong International, Ltd...................     1,074,000  $    121,967
  Lai Sun Development Co., Ltd.........................     1,584,000       355,679
  Lai Sun Garment (International), Ltd.................       465,000       151,520
  Lai Sun Hotels International, Ltd....................       410,000        45,503
  *Lam Soon (Hong Kong), Ltd...........................       302,310        76,855
  *Lam Soon Food Industries, Ltd.......................        87,000        20,546
  Lamex Holdings, Ltd..................................       504,000        50,732
  Laws International Holdings, Ltd.....................       410,000        67,196
  Le Saunda Holdings, Ltd..............................       236,000        24,974
  Leefung-Asco Printers Holdings, Ltd..................       144,000        22,671
  *Leung Kee Holdings, Ltd.............................       354,000         4,112
  Lippo, Ltd...........................................       749,760       326,551
  Liu Chong Hing Investment, Ltd.......................       635,200       418,057
  *Logic International Holdings, Ltd...................       812,000        25,673
  *Luks Industrial Co., Ltd............................     2,689,818        62,481
  Lung Kee (Bermuda) Holdings, Ltd.....................       668,000       163,789
  *Magnificent Estates, Ltd............................     3,778,000        33,153
  *Magnum International Holdings, Ltd..................       300,000         3,678
  *Mansion Holdings, Ltd...............................       151,800         1,430
  Mansion House Group, Ltd.............................       698,200        84,696
  *Megga (S.) International Holdings, Ltd..............     1,513,400        59,567
  Melbourne Enterprises, Ltd...........................        45,500       191,418
  Melco International Development, Ltd.................       180,000        17,422
  *Millenium Group, Ltd................................     3,712,000        77,603
  #Min Xin Holdings, Ltd...............................       987,200       151,603
  Mingly Corp., Ltd....................................     4,032,600       504,791
  Moulin International Holdings, Ltd...................     3,012,123       299,308
  *Mui Hong Kong, Ltd..................................     1,230,000        17,460
  *Multi-Asia International Holdings, Ltd..............     3,980,000        30,817
  Nanyang Holdings, Ltd................................       125,000       130,662
  National Electronics Holdings, Ltd...................     2,156,000        77,904
  New Island Printing Holdings, Ltd....................       176,000        18,170
  Ngai Lik Industrial Holdings, Ltd....................     1,556,000       391,560
  Ocean Information Holdings, Ltd......................       122,000        11,336
  #Onfem Holdings, Ltd.................................     1,196,000        75,628
  *#Oriental Metals Holdings Co., Ltd..................     1,237,800        43,129
  #Oriental Press Group, Ltd...........................       962,500       111,789
  Oxford Properties & Finance, Ltd.....................       110,000       110,724
  *Pacific Plywood Holdings, Ltd.......................     7,612,000       139,490
  *Paramount Publishing Group, Ltd.....................       620,000        39,205
  Paul Y. ITC Construction Holdings, Ltd...............        16,930         1,180
  *Paul Y. Properties Group, Ltd.......................        50,440         1,360
  Peace Mark (Holdings), Ltd...........................     4,828,122        89,098
  Perfectech International Holdings, Ltd...............       187,500        25,890
  Pico Far East Holdings, Ltd..........................       610,000        70,848
  Playmate Toys Holdings, Ltd..........................       837,000        58,328
  Pokfulam Development Co., Ltd........................       234,000        67,944
  *#Poly Investments Holdings, Ltd.....................     2,670,000       148,161
  Prestige Properties Holdings, Ltd....................       965,000        68,493
  Process Automation Holdings, Ltd.....................       550,000        59,621
  QPL International Holdings, Ltd......................       874,000       205,276
  *Quality Healthcare Asia, Ltd........................       474,000        42,207
  *RJP Electronics, Ltd................................     1,658,000        23,108
  RNA Holdings, Ltd....................................        20,600         2,871
  Raymond Industrial, Ltd..............................       605,400        54,688
  *Rhine Holdings, Ltd.................................        64,000         1,156
  *Righteous (Holdings), Ltd...........................     1,652,000        40,719

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Rivera Holdings, Ltd................................     3,160,000  $     37,109
  Ryoden Development, Ltd..............................     1,912,000       192,458
  Safety Godown Co., Ltd...............................       408,000       207,975
  San Miguel Brewery Hong Kong, Ltd....................       930,800       144,142
  Sea Holdings, Ltd....................................     1,068,000       399,690
  *Seapower International Holdings, Ltd................       854,000       124,535
  Seapower Resources International, Ltd................     2,528,000       101,133
  Semi-Tech (Global) Co., Ltd..........................     3,133,025       218,329
  Shaw Brothers Hong Kong, Ltd.........................       325,000       188,734
  Shell Electric Manufacturing (Holdings) Co., Ltd.....       990,000       116,260
  #Shenyin Wanguo (Hong Kong), Ltd.....................       847,500        83,120
  *#Shenzhen International Holdings, Ltd...............     4,812,500       239,103
  *#Shougang Concord Century Holdings, Ltd.............     1,292,000        46,685
  #Shougang Concord Grand (Group), Ltd.................     1,123,000        76,809
  #Shougang Concord International Enterprises Co.,
    Ltd................................................     2,992,000       179,543
  #Shougang Concord Technology Holdings, Ltd...........       995,914        62,976
  *Shun Ho Construction (Holdings), Ltd................     1,037,452        32,801
  *Shun Ho Resources Holdings, Ltd.....................       483,000        14,211
  *Shun Shing Holdings, Ltd............................       489,600        95,405
  *#Silver Grant International Industries, Ltd.........     1,317,000       200,550
  Sime Darby Hong Kong, Ltd............................       918,000       313,937
  Sincere Co., Ltd.....................................       505,500        32,617
  Sing Tao Holdings, Ltd...............................       733,000       155,132
  *Singamas Container Holdings, Ltd....................       320,000         7,640
  *Sino Foundations Holdings, Ltd......................     1,074,000        28,967
  South China Brokerage Co., Ltd.......................     4,060,000        26,197
  South China Industries, Ltd..........................     1,124,000        34,812
  *South China Strategic Investments, Ltd..............       857,400        24,895
  *South Sea Development Co., Ltd......................       578,158        11,490
  Southeast Asia Properties & Finance, Ltd.............       159,720        36,689
  *#Star Telecom International Holdings, Ltd...........     1,058,000       372,054
  Starlight International Holdings, Ltd................     1,049,034        61,596
  #Stelux Holdings International, Ltd..................     1,307,702        63,284
  *Styland Holdings, Ltd...............................     1,939,200        16,266
  Sun Fook Kong Holdings, Ltd..........................     1,534,000       215,778
  Sun Hung Kai & Co., Ltd..............................     3,338,600       280,048
  *Suwa International Holdings, Ltd....................     1,062,000        41,115
  *Swank International Manufacturing Co., Ltd..........       638,000        69,160
  Tack Hsin Holdings, Ltd..............................       542,000        71,343
  Tai Cheung Holdings, Ltd.............................     1,216,000       295,016
  Tai Sang Land Development, Ltd.......................       458,984       134,751
  Tak Sing Alliance Holdings, Ltd......................     2,909,865       112,654
  Tak Wing Investment Holdings, Ltd....................       432,800        18,431
  Techtronic Industries Co., Ltd.......................       954,000       221,603
  Tem Fat Hing Fung (Holdings), Ltd....................     4,120,000       287,108
  Termbray Industries International (Holdings), Ltd....       230,490       288,521
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Tern Properties Co., Ltd.............................        61,200  $      9,319
  Texwinca Holdings, Ltd...............................       556,000        55,248
  Tian An China Investments Co., Ltd...................     4,355,750       157,389
  Tian Teck Land, Ltd..................................     1,098,000       147,364
  Triplenic Holdings, Ltd..............................     1,308,000       199,179
  *Tristate Holdings, Ltd..............................       138,000        33,837
  Truly International Holdings, Ltd....................       762,000       135,703
  Tse Sui Luen Jewellry (International), Ltd...........     1,529,226       223,000
  *Tung Fong Hung (Holdings), Ltd......................     3,329,472        20,624
  Tung Fong Hung Properties (Holdings), Ltd............       562,000        29,373
  Tungtex (Holdings) Co., Ltd..........................       976,000       105,799
  Tysan Holdings, Ltd..................................     1,040,773        94,017
  *UDL Holdings, Ltd...................................       474,000        12,050
  USI Holdings, Ltd....................................       928,999       135,472
  Union Bank of Hong Kong, Ltd.........................       633,623       515,141
  *United Power Investment, Ltd........................     1,372,000       159,350
  *Universal Appliances, Ltd...........................     2,770,000        44,683
  Wah Ha Realty Co., Ltd...............................       278,600        58,603
  Wah Kwong Shipping Holdings, Ltd.....................       230,500       148,729
  *Wah Nam Group, Ltd..................................     1,934,800        12,235
  Wai Kee Holdings, Ltd................................     1,192,738       237,039
  *Winfoong International, Ltd.........................     1,210,000        46,845
  *Wing Fai International, Ltd.........................     1,246,000        25,406
  Wing On Co. International, Ltd.......................       565,000       246,080
  Wing On International Holdings, Ltd..................        50,000        46,458
  Wing Shan International, Ltd.........................       896,000        95,971
  Winsor Industrial Corp., Ltd.........................       498,000        93,186
  Winsor Properties Holdings, Ltd......................       249,000       191,192
  *Wo Kee Hong (Holdings), Ltd.........................     1,944,000        37,631
  #Wong's International (Holdings), Ltd................     1,012,000       232,464
  *Wong's Kong King International (Holdings), Ltd......     1,139,600        27,060
  World Houseware (Holdings), Ltd......................       535,123        21,408
  YGM Trading, Ltd.....................................       228,000       114,750
  Yangtzekiang Garment Manufacturing Co., Ltd..........       405,000        36,063
  *Yaohan Food Processing & Trading Co., Ltd...........       124,000         8,001
  *Yaohan Hong Kong Corp., Ltd.........................       760,000        42,173
  Yaohan International Caterers, Ltd...................       512,000        62,769
  *Yaohan International Holdings, Ltd..................       974,000         6,285
  Yau Lee Holdings, Ltd................................     1,424,000        35,467
  *Yeebo International Holdings, Ltd...................        40,800         1,869
  *Yiu Wing International Holdings, Ltd................     1,030,200       140,923
  *Yoshiya International Corp., Ltd....................       612,300        23,310
  Yugang International, Ltd............................     4,208,000       162,911
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $65,283,330)...................................                  34,728,119
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.1%)
  *Hong Kong Dollars
    (Cost $66,049).....................................                      66,055
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Chun Wo Holdings, Ltd. Warrants 08/31/99............        84,510         1,342
  *Far East Consortium International, Ltd. Warrants
    10/31/99...........................................        89,223           461

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Fong's Industries Co., Ltd. Warrants 04/28/00.......       192,400  $          0
  *Grande Holdings, Ltd. Warrants 10/15/00.............        84,017         3,795
  *KTP Holdings, Ltd. Warrants 09/30/99................        18,040           163
  *Ngai Lik Industrial Holdings, Ltd. Warrants
    03/31/00...........................................       132,800        23,821
  *Ocean Information Holdings, Ltd. Warrants
    09/30/99...........................................        24,400           535
  *Rhine Holdings, Ltd. Warrants 12/31/98..............         8,000            10
  *South China Strategic Investments, Ltd. Warrants
    12/17/98...........................................       128,610           415
  *Yiu Wing International Holdings, Ltd. Warrants
    12/31/98...........................................        28,200           138
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      30,680
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $65,349,379)...................................                  34,824,854
                                                                       ------------
AUSTRALIA -- (24.6%)
COMMON STOCKS -- (24.2%)
  *AWA, Ltd............................................       373,000       137,841
  Aberfoyle, Ltd.......................................       185,050       307,151
  Abigroup, Ltd........................................       129,710       175,487
  Acacia Resources, Ltd................................       294,603       367,204
  Adelaide Bank, Ltd...................................        53,711       188,395
  Adelaide Brighton, Ltd...............................       343,923       224,033
  *Agen, Ltd...........................................        71,000        11,118
  *Airboss, Ltd........................................       274,800        10,327
  Allgas Energy, Ltd...................................        20,699       272,261
  Amalgamated Holdings, Ltd............................        57,560       187,474
  *Amity Oil NL........................................        43,079        13,491
  *An Feng Kingstream Steel, Ltd.......................       445,076        79,451
  *Aquarius Platinum NL................................        44,452        12,529
  *Ariadne Australia, Ltd..............................        75,114        21,171
  Ashanti Goldfields Co., Ltd..........................        16,243       142,942
  Ashton Mining, Ltd...................................       523,700       367,382
  Atkins Carlyle, Ltd..................................        62,240       179,327
  *Auridiam Consolidated NL............................        63,097         2,371
  *Aurora Gold, Ltd....................................       116,350        96,196
  Ausdoc Group, Ltd....................................       105,939       192,429
  Ausdrill, Ltd........................................        34,222        17,791
  *Australian Kaolin, Ltd..............................       182,145        18,824
  Australian Oil & Gas Corp., Ltd......................        84,300        81,842
  Australian Provincial Newspaper Holdings, Ltd........       316,860       460,440
  *Australian Resources, Ltd...........................       141,446        31,008
  Avatar Industries, Ltd...............................        98,479        50,580
  Bank of Queensland, Ltd..............................       117,294       367,336
  *Beach Petroleum NL..................................       165,200         4,760
  *Beaconsfield Gold NL................................        23,206        14,535
  *Beyond International, Ltd...........................        54,450        52,521
  *#Biota Holdings, Ltd................................        97,808       290,995
  Blackmores, Ltd......................................        27,894        99,587
  *Bligh Oil & Minerals NL.............................        58,844        14,743
  *Boulder Group NL....................................        78,500        17,947
  Bridgestone Australia, Ltd...........................        49,000        95,143
  Buderim Ginger, Ltd..................................         7,300         4,527
  CIM Resources, Ltd...................................       209,281        19,663
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Campbell Brothers, Ltd...............................        51,031  $    157,259
  *Cape Range, Ltd.....................................       269,060        15,336
  Capral Aluminium, Ltd................................       416,819       710,125
  Carrington Cotton Corp., Ltd.........................        22,200        62,920
  *Centaur Mining & Exploration, Ltd...................       514,948       245,129
  Central Equity, Ltd..................................       123,243       108,071
  Central Norseman Gold Corp., Ltd.....................       409,800       120,639
  Centro Properties, Ltd...............................       229,519       378,087
  *Cityview Energy Corp., Ltd..........................         4,945         7,372
  Clifford Corp., Ltd..................................        75,342        24,067
  *Climax Mining, Ltd..................................       134,600        29,507
  *Coal & Allied Industries, Ltd.......................        11,250        52,848
  Computer Power Group, Ltd............................        47,260       125,806
  Computershare, Ltd...................................       102,440       345,840
  *Consolidated Gold NL................................       123,748         2,403
  Consolidated Paper Industries, Ltd...................        20,952        27,625
  *Consolidated Rutile, Ltd............................       399,003       132,455
  *Coolgardie Gold NL..................................       222,685         6,974
  *Coplex Resources NL.................................       231,400        37,684
  Coventry Group, Ltd..................................        63,616       189,268
  Crane (G.E) Holdings, Ltd............................        73,098       503,635
  *Croesus Mining NL...................................        97,100        16,725
  Cudgen RZ, Ltd.......................................        36,650        14,921
  *Cultus Petroleum NL.................................       116,217       125,203
  *DJL, Ltd............................................       277,900         1,567
  Danks Holdings, Ltd..................................        10,425        50,932
  Delfin Property Group, Ltd...........................        25,211       100,272
  Delta Gold NL........................................       373,100       444,014
  *Denehurst, Ltd......................................        95,000         4,344
  *Devex, Ltd..........................................       205,364        46,307
  Devine, Ltd..........................................        41,237        16,014
  *Dominion Mining, Ltd................................       168,015        34,728
  *ERG, Ltd............................................       298,635       220,719
  *Easycall Group......................................        99,300        10,262
  Eltin, Ltd...........................................       138,822       133,035
  *Emporer Mines, Ltd..................................       120,600        38,524
  Energy Developments, Ltd.............................        40,743        65,330
  Energy Equity Corp., Ltd.............................       325,630       165,206
  Energy Resources of Australia, Ltd. Series A.........       231,589       565,718
  *Equatorial Mining, Ltd..............................        43,214        78,495
  Evans Deakin Industries, Ltd.........................       196,596       517,180
  FAI Insurances, Ltd..................................       603,749       172,062
  FAI Life, Ltd........................................       206,249        82,678
  Finemore Holdings, Ltd...............................        60,000        89,443
  Fleetwood Corp., Ltd.................................        12,315        12,342
  *Formulab Neuronetics Corp., Ltd.....................        74,250         1,535
  Forrester Parker Group, Ltd..........................       142,602       116,115
  Futuris Corp., Ltd...................................       655,547       615,903
  GUD Holdings, Ltd....................................        76,166       132,624
  GWA International, Ltd...............................       153,122       278,133
  Gazal Corp., Ltd.....................................        25,365        24,625
  *Gold Mines of Australia, Ltd........................        55,307         4,503
  *Golden West Refining Corp., Ltd.....................        17,330         7,056
  Goldfields, Ltd......................................       330,913       406,244
  Gowing Bros., Ltd....................................        52,946        74,616
  Great Central Mines, Ltd.............................        60,386        80,714
  Gunns, Ltd...........................................        39,400        40,719
  Gwalia Consolidated, Ltd.............................       101,623        93,568
  Hancock and Gore, Ltd................................        22,873        21,633
  *Haoma Mining NL.....................................        98,816         8,046
  Harris Scarfe Holdings, Ltd..........................        36,124        67,879

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Helix Resources NL..................................        25,000  $      4,854
  Henry Walker Group, Ltd..............................       168,957       200,012
  *Herald Resources, Ltd...............................        69,910        13,136
  Hills Industries, Ltd................................       182,148       268,108
  Hills Motorway Group.................................        70,000       116,188
  Hudson Conway, Ltd...................................        40,137       108,101
  Iama, Ltd............................................        98,392       141,744
  Incitec, Ltd.........................................       194,880       695,760
  *Intellect Holdings, Ltd.............................        75,070        40,908
  Ipoh, Ltd............................................       117,000       153,894
  Ipswich and West Moreton Building Society, Ltd.......        11,694        17,652
  *Ixla, Ltd...........................................        25,650         6,587
  *Johnson's Well Mining NL............................        20,000        41,339
  Joyce Corp., Ltd.....................................        13,049        12,260
  *Jubilee Gold Mines NL...............................       113,400        37,645
  Just Jeans Holdings, Ltd.............................        94,342        88,637
  KLZ, Ltd.............................................       112,167        97,656
  *Keycorp, Ltd........................................        36,542        24,490
  *Kidston Gold Mines, Ltd.............................       246,300        75,592
  *Kingsgate Consolidated NL...........................        12,587         4,730
  *Kresta Holdings, Ltd................................       189,000         8,879
  Lemarne Corp., Ltd...................................        20,790        39,066
  MMI, Ltd.............................................       146,457       260,523
  *MRI Holdings, Ltd...................................        36,169         9,288
  MacMahon Holdings, Ltd...............................       192,179        56,575
  Magellan Petroleum Australia, Ltd....................        31,200        48,855
  *Manettas, Ltd.......................................        74,250        19,533
  Maryborough Sugar Factory, Ltd.......................           600         3,570
  McConnell Dowell Corp., Ltd..........................        27,438        63,588
  McGuigan (Brian) Wines, Ltd..........................        22,239        24,516
  McPherson's, Ltd.....................................        61,500        52,003
  *Meekatharra Minerals, Ltd...........................        70,200         6,596
  #Metal Manufactures, Ltd.............................       295,010       397,276
  Mirvac, Ltd..........................................       391,360       508,642
  Morgan and Banks, Ltd................................        57,291       111,241
  *Mosaic Oil NL.......................................       135,612        22,934
  *Mount Kersey Mining NL..............................        73,076        23,801
  National Can Industries, Ltd.........................        97,017       143,409
  National Foods, Ltd..................................        49,552        94,973
  Nautronix, Ltd.......................................        26,823        19,321
  *Newcrest Mining, Ltd................................       127,708       159,980
  Normandy Mt. Leyshon, Ltd............................       133,376       116,956
  North Flinders Mines, Ltd............................        70,723       234,776
  #OPSM Protector, Ltd.................................       289,801       624,419
  Oil Company of Australia, Ltd........................        51,800        71,379
  *Orbital Engine Corp., Ltd...........................       537,358       363,500
  Oroton International, Ltd............................        34,600        21,888
  PMP Communications, Ltd..............................       371,610       670,343
  Pacific BBA, Ltd.....................................       289,476       752,451
  Pacific Hydro, Ltd...................................        27,894        17,996
  *Pan Pacific Petroleum NL............................       327,800        22,585
  Parbury, Ltd.........................................       168,113        38,960
  *Payce Consolidated, Ltd.............................        18,000         8,794
  Penfold (W.C.), Ltd..................................        14,100        12,452
  *Peptide Technology, Ltd.............................       176,600        44,245
  *Perilya Mines NL....................................       263,500        64,367
  Permanent Trustee Co., Ltd...........................        14,000        50,421
  Petaluma, Ltd........................................        11,319        32,258
  *Petroz NL...........................................       308,910       226,379
  *Petsec Energy, Ltd..................................        97,992       330,824
  Pirelli Cables Australia, Ltd........................        40,420        15,697
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Polartechnics, Ltd..................................        33,485  $     60,823
  *Portman Mining, Ltd.................................       166,100       174,782
  *Power Pacific, Ltd..................................       302,000         8,512
  *Preston Resources NL................................        15,000        31,004
  Primac Holdings, Ltd.................................         9,173        13,789
  Prime Television, Ltd................................       147,549       283,721
  *Quantum Resources, Ltd..............................       115,007        41,060
  Queensland Cotton Holdings, Ltd......................        29,888       112,322
  *Queensland Metals Corp., Ltd........................       327,666       209,338
  *Raptis Group, Ltd...................................        12,000         1,015
  Rebel Sport, Ltd.....................................        20,908        22,918
  Reece Australia, Ltd.................................        32,100       207,090
  *Resolute, Ltd.......................................       320,738       237,055
  #Ridley Corp., Ltd...................................       571,191       468,673
  Rock Building Society, Ltd...........................        11,373        16,242
  Ross Mining NL.......................................       219,389       109,932
  #Rural Press, Ltd....................................       198,599       597,084
  SGIO Insurance, Ltd..................................       285,725       250,550
  Savage Resources, Ltd................................       846,253       386,937
  Schaffer Corp., Ltd..................................        13,800        17,719
  Scientific Services, Ltd.............................        35,179        13,661
  Scott Corp., Ltd.....................................        43,000        49,557
  Siddons Ramset, Ltd..................................        98,185       394,819
  Simeon Wines, Ltd....................................         9,713        22,510
  Simsmetal, Ltd.......................................       140,920       644,337
  Singleton Group, Ltd.................................        10,063        19,854
  Sino Securities International, Ltd...................         8,118         4,830
  *Sipa Resources International NL.....................        81,000         3,805
  Skilled Engineering, Ltd.............................        71,079        73,459
  Sonic Healthcare, Ltd................................       140,439       180,326
  Sons of Gwalia, Ltd..................................       170,513       469,924
  Southern Cross Broadcasting (Australia), Ltd.........        28,519       128,434
  *Southern Pacific Petroleum NL.......................        82,140       134,795
  *Spectrum Network Systems, Ltd. Series B.............        71,031        38,707
  Spicers Paper, Ltd...................................       246,300       225,234
  Spotless Group, Ltd..................................       252,124       576,401
  Spotless Services, Ltd...............................       613,924       469,129
  *St. Barbara Mines, Ltd..............................       375,500        29,399
  *Strategic Minerals Corp. NL.........................        13,100           320
  Sydney Aquarium, Ltd.................................        10,135        22,218
  *Tandou, Ltd.........................................         3,100         2,116
  *Tanganyika Gold NL..................................        73,800         6,240
  *Target Mining Corp., Ltd............................        54,667         2,123
  Tassal, Ltd..........................................        79,000        68,285
  *Techniche, Ltd......................................        17,610        17,097
  Telecasters Australia, Ltd...........................        20,546        81,075
  Television & Media Services, Ltd.....................       122,461       112,754
  *Ten Network Holdings, Ltd...........................       249,104       347,940
  Thakral Holdings Group...............................       651,138       244,704
  *Ticor, Ltd..........................................       287,850       158,660
  *Titan Resources NL..................................        50,000         4,698
  Toll Holdings, Ltd...................................        57,237        74,210
  *Tooth & Co., Ltd....................................       153,000        34,499
  *Transcom International, Ltd.........................        37,200        16,776
  *Triako Resources, Ltd...............................         5,400           507
  *Troy Resources NL...................................        22,548         7,768
  *Union Gold Mining Co. NL............................       142,500        21,421
  United Construction Group, Ltd.......................        71,876       162,070
  *Victoria Petroleum NL...............................       147,973         5,654
  Villa World, Ltd.....................................       134,700       106,306

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Visions Systems, Ltd.................................         5,288  $     22,854
  Waco Kwikform, Ltd...................................       215,531        78,299
  *Walhalla Mining Company NL..........................           681            35
  #Walker Corp., Ltd...................................       286,362       127,348
  Wattyl, Ltd..........................................       169,731       579,396
  Webster, Ltd.........................................        33,551        18,283
  Wesfi, Ltd...........................................        75,579        80,476
  Western Metals, Ltd..................................       211,717       119,348
  Westralian Sands, Ltd................................       173,114       408,781
  White (Joe) Maltings, Ltd............................        25,159        63,033
  Wide Bay Capricorn Building Society, Ltd.............        11,558        24,179
  Wills (W.D. & H.O.) Holdings, Ltd....................       259,700       439,191
  Yates (Arthur) and Co. Property, Ltd.................       136,870        94,301
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $38,343,799)...................................                  31,121,070
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.4%)
  *Australian Dollar
    (Cost $496,201)....................................                     497,735
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Ashton Mining, Ltd. Rights 06/22/98.................        52,370           656
  *Beaconsfield Gold NL Rights 06/26/98................         4,641           320
  *Harris Scarfe Holdings, Ltd. Rights 06/10/98........         5,160           388
  *Johnson's Well Mining NL Rights 06/01/98............        20,000            63
  *Polartechnics, Ltd. Rights 06/26/98.................         3,720           815
  *Target Mining Corp., Ltd. Rights 06/01/98...........        27,333             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       2,242
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
  *Ashanti GSM, Ltd. Redeemable Series B...............        15,990             0
  *Ashanti GSM, Ltd. Redeemable Series C...............        15,990             0
  *Ashanti GSM, Ltd. Redeemable Series D...............        15,990             0
  *Ashanti GSM, Ltd. Redeemable Series E...............        15,990             0
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $38,840,000)...................................                  31,621,047
                                                                       ------------
MALAYSIA -- (23.2%)
COMMON STOCKS -- (23.1%)
  A&M Realty Berhad....................................        15,000         4,296
  Actacorp Holdings Berhad.............................        26,000         6,499
  Advance Synergy Berhad...............................       637,800        93,000
  Affin Holdings Berhad................................     1,010,000       352,402
  Ajinimoto (Malaysia) Berhad..........................        44,000        26,580
  Aluminum Co. of Malaysia.............................       139,000        25,516
  Amalgamated Containers Berhad........................        47,000         8,567
  Amalgamated Industrial Steel Berhad..................       125,000        39,057
  Anakku Corp. Berhad..................................        10,000         3,333
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Ancom Berhad.........................................       116,000  $     30,204
  Angkasa Marketing Berhad.............................       164,000        28,611
  *Anson Perdana Berhad................................       116,000        25,674
  Antah Holding Berhad.................................       452,000        72,970
  *Aokam Perdana Berhad................................       213,000        34,109
  Arab Malaysia Corp. Berhad...........................       448,000       138,815
  Arab Malaysian Development Berhad....................     1,082,000       140,867
  Arensi Holdings (Malaysia) Berhad....................        33,000         6,015
  Asas Dunia Berhad....................................       226,000        44,723
  Asia Pacific Land Berhad.............................     1,129,100       124,949
  Asiatic Development Berhad...........................     1,386,000       429,460
  *Austral Amalgamated Berhad..........................       291,333        34,515
  Austral Enterprises Berhad...........................       270,499       281,733
  Autoways Holdings Berhad.............................        10,000         3,359
  Ayer Hitam Planting Syndicate Berhad.................        51,000        73,037
  *Ayer Hitam Tin Dredging Malaysia Berhad.............        36,000         4,359
  *Ayer Molek Rubber Co. Berhad........................         1,000         5,234
  Ban Hin Lee Bank Berhad..............................       105,500       125,814
  Bandar Raya Developments Berhad......................       909,000       177,516
  Batu Kawan Berhad....................................       394,500       495,115
  *#Berjaya Industrial Berhad..........................       673,000        65,714
  Berjaya Singer Berhad................................       142,000        37,344
  *Berjuntai Tin Dredging Berhad.......................        36,000        20,435
  *Best World Land Berhad..............................       120,100        14,072
  Bimb Holdings BHD....................................     1,058,600       358,334
  Bina Puri Holdings Berhad............................        49,000        15,310
  Bolton Properties Berhad.............................       207,000        32,609
  Boustead Holdings Berhad.............................       509,000       371,098
  CCM Bioscience.......................................           550           401
  *CHG Industries Berhad...............................        33,000         4,468
  CI Holdings Berhad...................................        72,000        48,275
  Cahya Mata Sarawak Berhad............................       597,000       314,006
  Cement Industries of Malaysia Berhad.................       249,000       133,561
  Chase Perdana Berhad.................................        34,000        12,394
  #Chemical Co. of Malaysia Berhad.....................       333,000       424,867
  Chin Teck Plantations Berhad.........................        75,000        94,128
  Chocolate Products (Malaysia) Berhad.................       500,100        50,134
  Choo Bee Metal Industries Berhad.....................       120,000        21,560
  Cold Storage (Malaysia) Berhad.......................       102,000        48,603
  Computer Forms Malaysia Berhad.......................        19,000         9,499
  Concrete Engineering Products Berhad.................        29,000         6,041
  *Construction & Supplies House Berhad................       242,000        45,369
  Country Heights Holdings Berhad......................       373,600       313,238
  *Cycle & Carriage Bintang Berhad.....................       183,000       208,707
  #DMIB Berhad.........................................       434,000       103,966
  DNP Holdings Berhad..................................       412,000        62,757
  Daibochi Plastic & Packaging Industry Berhad.........        32,200         8,636
  Daiman Development Berhad............................       110,000        28,212
  *Damansara Realty Berhad.............................     1,397,000       134,589
  *Dataprep Holdings Berhad............................        36,000         8,249
  Datuk Keramik Holdings Berhad........................       453,000       119,133
  *Denko Industrial Corp. Berhad.......................        38,000         7,421
  Diethelm Holdings (Malaysia) Berhad..................        52,000        10,697
  Diperdana Corp. Berhad...............................        43,000        18,250
  Diversified Resources Berhad.........................       418,000       128,431

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Dutch Baby Milk Industry (Malaysia) Berhad...........        22,000  $     53,131
  Eastern & Oriental Berhad............................       181,500        75,143
  Eastern Pacific Industrial Corp. Berhad..............        43,000         6,326
  *Econstates Berhad...................................       144,000        20,247
  *Ekran Berhad........................................       164,000        23,700
  *FA Peninsular Berhad................................        95,000         9,400
  *FACB Berhad.........................................     1,217,000       125,170
  FCW Holdings Berhad..................................       224,000        31,788
  *Faber Group Berhad..................................       469,000        68,387
  Far East Holdings Berhad.............................        74,000        35,454
  Federal Flour Mills Berhad...........................       271,250       231,663
  Fima Corp. Berhad....................................        39,000        17,771
  #Fraser & Neave Holdings Berhad......................       307,000       423,669
  Gadek (Malaysia) Berhad..............................       144,000        89,613
  Gadek Capital Berhad.................................        48,000         9,436
  #Gamuda Berhad.......................................       436,000       454,108
  *General Corp. Berhad................................       423,000        50,665
  George Kent (Malaysia) Berhad........................       122,998        24,660
  George Town Holdings Berhad..........................       147,000        31,387
  Glenealy Plantations (Malaysia) Berhad...............       171,000       176,321
  Goh Ban Huat Berhad..................................        75,000        15,232
  Gold Coin (Malaysia) Berhad..........................        52,000        28,434
  Golden Frontier Berhad...............................        29,000         7,627
  *Golden Pharos Berhad................................        74,000         9,152
  Golden Plus Holdings Berhad..........................       277,000        64,192
  Gopeng Berhad........................................       262,500        48,529
  *Granite Industries Berhad...........................       274,000        33,175
  *Gula Perak Berhad...................................       314,000        72,767
  *Guthrie Ropel Berhad................................       240,000       187,476
  H&R Johnson (Malaysia) Berhad........................        27,000         3,726
  HLG Capital Berhad...................................       212,000        93,842
  Hexza Corp. Berhad...................................       163,000        19,099
  Hil Industries Berhad................................        22,000         4,296
  Ho Hup Construction Co. Berhad.......................        80,000        24,788
  *Hock Hua Bank Berhad (Foreign)......................       234,000       240,062
  Hong Leong Industries Berhad.........................       389,000       318,047
  Hong Leong Properties Berhad.........................     1,309,000       293,123
  Hume Industries (Malaysia) Berhad....................       463,000       366,494
  IGB Corp. Berhad.....................................       887,000       274,842
  IJM Corp. Berhad.....................................       593,000       262,492
  IOI Properties Berhad................................        52,700        37,050
  *Idris Hydraulic (Malaysia) Berhad...................     1,058,000       157,026
  *Inchcape Timuran Berhad.............................       215,250        34,189
  Innovest Berhad......................................       627,000       107,752
  *Insas Berhad........................................     1,073,200       157,885
  *Instangreen Corp. Berhad............................        15,000         3,554
  *Integrated Logistics Berhad.........................        59,000        11,752
  Intria Berhad........................................     1,470,500       206,762
  Ipmuda Berhad........................................        45,000        12,772
  *Island & Peninsular Berhad..........................       356,000       241,010
  Jasa Megah Industries Berhad.........................       170,000        34,084
  Jaya Netting Industries Berhad.......................        21,000         4,292
  Jeram Kuantan (Malaysia) Berhad......................        64,000         9,332
  Johan Holdings Berhad................................       580,000        81,552
  *Johor Land Berhad...................................        47,800        34,850
  KFC Holdings (Malaysia) Berhad.......................       366,666       429,631
  KIG Glass Industrial Berhad..........................       279,000        33,054
  KPJ Healthcare Berhad................................        59,000        46,395
  Kamunting Corp. Berhad...............................     1,312,000       170,811
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Kanzen Berhad........................................       105,000  $     19,958
  Keck Seng (Malaysia) Berhad..........................       430,500       160,296
  Kedah Cement Holdings Berhad.........................       935,000       170,421
  *Kelanamas Industries Berhad.........................       142,000        14,975
  Kelang Container Terminal Berhad.....................       221,000       152,493
  Kemayan Corp. Berhad.................................       665,000        92,638
  *Khong Guan Holdings (Malaysia) Berhad...............        21,000         6,562
  Kian Joo Can Factory Berhad..........................       202,500       311,092
  Kim Hin Industry Berhad..............................       119,900        19,200
  Kluang Rubber Co. (Malaysia) Berhad..................         2,000        39,708
  *Kramat Tin Dredging Berhad..........................         1,800         3,070
  Kretam Holdings Berhad...............................       152,500        84,579
  *Kuala Lumpur Industries Holdings Berhad.............       138,000        18,146
  Kuala Sidim Berhad...................................       207,000       257,638
  *Kuantan Flour Mills Berhad..........................        19,000         6,036
  Kuchai Development Berhad............................         1,600         5,124
  Kulim Malaysia Berhad................................       308,800       180,110
  Kumpulan Belton Berhad...............................        44,100         8,038
  *Kumpulan Emas Berhad................................       301,000        33,701
  *Kym Holdings Berhad.................................        46,000        11,498
  Ladang Perbadanan-Fima Berhad........................       130,000        81,239
  Land - General Berhad................................       951,000       148,574
  *Landmarks Berhad....................................       872,000       131,691
  Larut Consolidated Berhad............................       393,000        85,958
  Leader Universal Holdings Berhad.....................       780,000       158,417
  *Leisure Management Berhad...........................        82,999       414,941
  *Leong Hup Holdings Berhad...........................       186,000        28,090
  #Lien Hoe Corp. Berhad...............................       431,000        77,996
  Lim Kim Hai Holdings Berhad..........................        97,000        12,629
  *Lingkaran Trans Kota Holdings Berhad................       533,000       424,679
  *#Lingui Development Berhad..........................       921,000       299,766
  Lion Corp. Berhad....................................       179,400        39,706
  Lion Land Berhad.....................................     1,084,151       125,621
  *Long Huat Group Berhad..............................        33,000         5,327
  MBF Holdings Berhad..................................     2,228,250       237,881
  *MBF Land Berhad.....................................     1,539,000       146,266
  MCB Holdings Berhad..................................       199,000        27,722
  MMC Engineering Group Berhad.........................        43,000        15,507
  MUI Properties Berhad................................     1,056,800       136,210
  MWE Holdings Berhad..................................       184,500        25,942
  Malayan Cement Berhad................................       760,500       336,636
  Malayan Flour Mills Berhad...........................        92,400        28,390
  Malayawata Steel Berhad..............................       273,000        71,084
  Malaysia Aica Berhad.................................       126,000        27,887
  Malaysia Assurance Alliance Berhad...................       207,938       300,496
  Malaysia British Assurance Berhad....................        53,000        52,993
  Malaysia Building Society Berhad.....................       638,000       187,720
  Malaysia Industrial Development Finance Berhad.......     1,060,000       306,366
  Malaysia Smelting Corp. Berhad.......................        87,000        39,643
  Malaysian Helicopter Services Berhad.................     1,153,000       162,120
  Malaysian Mosaics Berhad.............................       537,000       163,596
  Malaysian Packaging Industry.........................        14,000         3,682
  Malaysian Plantations Berhad.........................       555,000       127,893
  *Malaysian Resources Corp. Berhad....................     1,426,000       434,428
  Malaysian Tobacco Co. Berhad.........................       378,000       188,975
  Malex Industries Berhad..............................       468,500       400,125

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Mamee-Double Decker (Malaysia) Berhad................        18,000  $     11,577
  Mancon Berhad........................................       197,000        33,342
  Maruichi Malaysia Steel Tube Berhad..................       139,000        78,901
  Matsushita Electric Co. (Malaysia) Berhad............        67,400       226,392
  Mechmar Corp.........................................        94,000        15,175
  Mega First Corp. Berhad..............................       268,000        30,007
  *Menang Corp.........................................       272,000        28,330
  *Mentiga Corp. Berhad................................        41,000         8,701
  Metacorp Berhad......................................       193,333        70,477
  Metrojaya Berhad.....................................       153,000        36,651
  Metroplex Berhad.....................................     1,546,000       350,220
  *Minho (Malaysia) Berhad.............................        70,000         8,384
  Mintye Industries Berhad.............................        45,000        15,350
  Muda Holdings Berhad.................................       208,125        41,457
  Muhibbah Engineering Berhad..........................        58,000        25,825
  Mulpha International Berhad..........................     1,767,750       211,734
  *Mun Loong Berhad....................................        40,000         6,301
  NCK Corp. Berhad.....................................        18,000         5,624
  *Nam Fatt Berhad.....................................       112,000        35,870
  Nanyang Press (Malaya) Berhad........................       107,400        83,895
  Negara Properties (Malaysia) Berhad..................        86,000        82,854
  Negri Sembilan Oil Palms Berhad......................        34,000        31,517
  New Straits Times Press (Malaysia) Berhad............       370,000       260,122
  Notth Borneo Timbers Berhad..........................        30,000        29,684
  Nylex (Malaysia) Berhad..............................       423,500       185,257
  OSK Holdings.........................................       490,000       164,588
  Olympia Industries Berhad............................       808,000        96,779
  PJ Development Holdings Berhad.......................       345,800        51,323
  PSC Industries Berhad................................        52,332       189,406
  *PSC Industries Berhad Issue 98 Series A.............        52,332       188,621
  PWE Industries Berhad................................        39,200        15,004
  Pacific Bank Berhad..................................         1,000           651
  Pacific Chemicals Berhad.............................       105,000        30,894
  Palmco Holdings Berhad...............................       179,000        25,868
  Pan Pacific Asia Berhad..............................       123,000        38,753
  Panglobal Berhad.....................................       134,000        21,284
  Paramount Corp. Berhad...............................        73,000        17,012
  Parit Perak Holdings Berhad..........................       200,000        35,672
  *Park May Berhad.....................................        48,000         9,124
  Peladang Kimia Berhad................................       188,000        73,428
  Pelangi Berhad.......................................       808,250       315,682
  *Perdana Industrial Holdings Berhad..................        46,000         6,348
  Pernas International Holdings Berhad.................     1,209,950       281,970
  Petaling Garden Berhad...............................       318,000       221,909
  *Petaling Tin Berhad.................................        23,000        11,499
  Phileo Allied Berhad.................................       639,250       332,899
  Phileo Land Berhad...................................       767,000       221,682
  Pilecon Engineering Berhad...........................       290,500        76,398
  *Poly Glass Fibre (Malaysia) Berhad..................        90,000        17,341
  Prime Utilities Berhad...............................        86,000        61,133
  Projek Penyelenggaraan Lebuhraya Berhad..............        44,000        30,361
  *Promet Berhad.......................................       932,000        89,790
  Putera Capital Berhad................................        82,000        20,070
  Rahman Hydraulic Tin Berhad..........................       111,000        19,365
  Rashid Hussain Berhad................................        71,000        44,369
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Red Box (Malaysia) Berhad...........................        41,000  $      4,324
  Riverview Rubber Estates Berhad......................         5,400        10,546
  Road Builders (Malaysia) Holdings Berhad.............       206,000       159,844
  SCB Developments Berhad..............................       240,500        95,812
  SCK Group Berhad.....................................        22,000        10,884
  SP Settia Berhad.....................................       181,000        68,337
  *SPK Sentosa Corp. Berhad............................        51,000         9,960
  Samanda Holdings Berhad..............................       112,000       182,268
  *Sanda Plastics Industries Berhad....................        11,000         2,435
  Sanyo Industries (Malaysia) Berhad...................        33,600        16,185
  Sapura Telecommunications Berhad.....................       187,000        48,692
  Sarawak Oil Palms Berhad.............................       117,600        47,463
  *Sateras Resources (Malaysia) Berhad.................       379,000        40,461
  Scientex, Inc. Berhad................................        75,000        28,317
  Selangor Dredging Berhad.............................       355,000        46,218
  Selangor Properties Berhad...........................       642,000       269,137
  Setegap Berhad.......................................        33,332         5,207
  *Setron (Malaysia) Berhad............................        61,666         8,269
  Shangri-la Hotels (Malaysia) Berhad..................       831,000       229,361
  Siah Brothers Corp. Berhad...........................        64,000         9,832
  #Sime UEP Properties Berhad..........................       710,000       562,010
  *Sin Heng Chan Berhad................................        20,000        11,457
  Sistem Television Malaysia Berhad....................       321,000       104,479
  Sitt Tatt Berhad.....................................        85,000        22,354
  *South East Asia Lumber, Inc. Berhad.................       137,500        27,926
  South Johore Amalgamated Holding Berhad..............        40,500         9,280
  South Malaysia Industries Berhad.....................       157,500        18,045
  Southern Acids (Malaysia) Berhad.....................        80,700        25,636
  Southern Bank Berhad (Foreign).......................       405,000       187,710
  *Southern Bank Berhad (Foreign) Issue 98.............       182,500        71,280
  Southern Steel Berhad................................       648,000       253,092
  Sriwani Holdings Berhad..............................       143,800        37,443
  Store Corp. Berhad...................................       110,000        31,220
  Sungei Bagan Rubber Co. (Malaysia) Berhad............         2,000        30,204
  Sungei Way Holdings Berhad...........................       760,000       178,102
  Ta Enterprise Berhad.................................     1,323,000       241,140
  *Tai Wah Garments Manufacturing Berhad (Foreign).....        60,000         6,405
  Taiping Consolidated Berhad..........................       232,000        31,111
  Tajo Berhad..........................................        32,000         5,666
  Talam Corp. Berhad...................................       346,000        81,984
  Tan & Tan Developments Berhad........................       479,000       162,140
  Tasek Cement Berhad..................................       192,000       189,975
  Tenggara Capital Berhad..............................        99,200        13,302
  Time Engineering Berhad..............................     1,395,000       366,866
  Tiong Nam Transport Holdings Berhad..................        17,000         5,312
  *Tongkah Holdings Berhad.............................       300,000        69,913
  Tractors Malaysia Holdings Berhad....................       541,000       183,127
  Tradewinds (Malaysia) Berhad.........................       374,000       181,133
  *Trengganu Development & Management Berhad...........       120,000        34,995
  Tronoh Mines Malaysia Berhad.........................        77,000        91,426
  *U-Wood Holdings Berhad..............................        20,000         3,229
  UAC Berhad...........................................        67,000        31,577
  UMW Holdings Berhad..................................       495,000       308,046

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Union Paper Holdings Berhad.........................        20,000  $      4,843
  Uniphone Telecommunications Berhad...................       185,000        35,165
  United Chemical Industries Berhad....................        18,000         5,624
  United Malacca Rubber Estates Berhad.................       144,000       148,481
  United Malayan Land Berhad...........................       327,000       211,160
  United Plantations Berhad............................       253,000       267,460
  Utusan Melayu (Malaysia) Berhad......................        34,000         8,942
  *Wembley Industries Holdings Berhad..................       138,000        25,512
  *Westmont Industries Berhad..........................       223,520        51,799
  Westmont Land (Asia) Berhad..........................       254,600        35,798
  *Wing Tiek Holdings Berhad...........................        95,800        22,201
  Worldwide Holdings Berhad............................       213,800        50,103
  Yee Lee Corp. Berhad.................................        14,000        10,207
  Yeo Hiap Seng (Malaysia) Berhad......................       103,000        58,466
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $73,431,485)...................................                  29,737,271
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.1%)
  *Malaysian Ringetts
    (Cost $83,146).....................................                      85,383
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Bolton Properties Berhad Rights 06/05/98............       103,500           135
  *Lion Corp. Berhad Rights 06/01/98...................       112,125           292
  *Lion Corp. Berhad Rights 06/01/98...................        44,850            58
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                         485
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $73,514,631)...................................                  29,823,139
                                                                       ------------
SINGAPORE -- (16.3%)
COMMON STOCKS -- (16.3%)
  AV Jennings Homes, Ltd...............................        30,800         8,556
  Acma, Ltd............................................       419,600       258,175
  *Alliance Technology & Development, Ltd..............        48,000        14,050
  Amtek Engineering, Ltd...............................       397,500       192,338
  Ana Hotels Singapore, Ltd............................        89,000        93,040
  Avimo Group, Ltd.....................................       288,250       421,869
  Bonvests Holdings, Ltd...............................       560,000       143,846
  British-American Tobacco Co. (Singapore), Ltd........       149,000       386,294
  Broadway Industrial Group, Ltd.......................       117,000         9,086
  Bukit Sembawang Estates, Ltd.........................        60,334       333,385
  *CK Tang, Ltd........................................        83,000        44,623
  CSA Holdings, Ltd....................................       309,000       136,594
  CWT Distribution, Ltd................................       406,500       126,272
  Carnaudmetalbox Asia, Ltd............................       106,000       108,596
  *Causeway Investment, Ltd............................       133,000        29,396
  Central Properties, Ltd..............................        66,000       398,206
  Chemical Industries (Far East), Ltd..................        77,910       105,648
  Chevalier Singapore Holdings, Ltd....................       114,000        16,684
  Chuan Hup Holdings, Ltd..............................       535,000       115,053
  Comfort Group, Ltd...................................     1,403,000       469,340
  Compact Metal Industries.............................       462,000        62,096
  Cosco Investment (Singapore), Ltd....................       196,400        78,606
  Courts Singapore, Ltd................................       423,000       108,655
  Econ International, Ltd..............................       621,000       255,966
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Eltech Electronics, Ltd.............................       237,000  $     21,944
  Eng Wah Organisation, Ltd............................       174,000        24,946
  First Capital Corp., Ltd.............................       351,000       190,805
  Focal Finance, Ltd...................................        95,200        82,461
  Fuji Offset Plates Manufacturing, Ltd................        33,750         4,536
  GB Holdings, Ltd.....................................        90,000        14,516
  GK Goh Holdings......................................       917,000       317,716
  *General Magnetics, Ltd..............................       177,000        21,676
  Goldtron, Ltd........................................       473,000        35,319
  Guthrie GTS, Ltd.....................................     1,174,400       185,910
  HTP Holdings, Ltd....................................       321,000        49,856
  Hai Sun Hup Group, Ltd...............................     1,097,000       317,827
  #Haw Par Brothers International, Ltd.................       500,200       549,798
  Hind Hotels International, Ltd.......................       112,000        74,934
  Hitachi Zosen (Singapore), Ltd.......................       962,000       373,534
  Hong Kok Corp., Ltd..................................       390,000       256,271
  Hotel Grand Central, Ltd.............................       437,640       130,716
  Hotel Plaza, Ltd.....................................     1,015,000       242,531
  Hotel Properties, Ltd................................     1,114,000       405,935
  Hotel Royal, Ltd.....................................        98,333        70,489
  Hour Glass, Ltd......................................       298,000        71,206
  Hup Seng Huat, Ltd...................................       666,200        73,624
  Hwa Hong Corp., Ltd..................................       443,000       288,451
  *Hwa Tat Lee, Ltd....................................       158,000        18,405
  IPC Corp., Ltd.......................................     1,936,000       138,781
  Inchcape Motors, Ltd.................................       231,000       273,224
  *Inno-Pacific Holdings, Ltd..........................       300,500        19,746
  Insurance Corp. of Singapore, Ltd....................       138,250       147,829
  International Factors (Singapore), Ltd...............       169,000        41,392
  Intraco, Ltd.........................................       264,500        97,962
  Isetan (Singapore), Ltd..............................        61,000        65,955
  Jack Chia-MPH, Ltd...................................       638,000       209,616
  Jaya Holdings, Ltd...................................       122,400        29,247
  Jurong Cement, Ltd...................................        80,500       161,095
  Jurong Engineering, Ltd..............................        87,000        70,161
  Kay Hian Holdings, Ltd. (Foreign)....................     1,013,000       363,080
  Keppel Finance, Ltd..................................       253,750       121,266
  Keppel Integrated Engineering, Ltd...................       467,000       136,696
  Keppel Marine Industries, Ltd........................       505,500       398,600
  Keppel Telecommunications and Transportation, Ltd....       974,000       512,016
  Khong Guan Flour Milling, Ltd........................        10,000        15,412
  Kim Eng Holdings, Ltd................................     1,656,200       405,638
  L & M Group Investments, Ltd.........................       337,100        80,549
  LC Development, Ltd..................................       225,333        41,728
  Lee Kim Tah Holdings, Ltd............................       159,000        52,715
  Liang Court Holdings, Ltd............................     1,199,000       300,823
  Liang Huat Aluminum, Ltd.............................       361,000        77,634
  Lim Kah Ngam, Ltd....................................       350,999       119,515
  Low Keng Huat Singapore, Ltd.........................       144,000        15,054
  Lum Chang Holdings, Ltd..............................     1,049,030       225,597
  Metalock (Singapore), Ltd............................        20,000        14,098
  Metro Holdings, Ltd..................................       266,160       190,795
  *Neptune Orient Lines, Ltd...........................     1,222,000       481,789
  *Nippecraft, Ltd.....................................       886,000        58,219
  Orchard Parade Holdings, Ltd.........................       737,320       383,193
  *Osprey Maritime, Ltd................................       871,000       364,215
  Overseas Union Enterprise, Ltd.......................       200,000       259,258
  Overseas Union Trust (Foreign).......................       163,800       146,773
  *PCI, Ltd............................................       225,000        20,161

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Pacific Can Investment Holdings, Ltd................       101,000  $     17,195
  Pacific Carriers, Ltd................................       761,000       279,577
  *Pacific Century Regional Developments, Ltd..........       412,500       221,773
  Pan Malayan Holdings, Ltd............................       100,000        58,542
  *Pan Pacific Public Co., Ltd.........................        46,500        10,556
  Pan-United Corp., Ltd................................     1,184,000       208,649
  Pentex-Schweizer Circuits, Ltd.......................       183,200        93,022
  Pertama Holdings, Ltd................................        68,750         9,446
  *Pokka Corp. (Singapore), Ltd........................        79,000        10,146
  Prima, Ltd...........................................        95,000       158,900
  Provisions Suppliers Corp............................       544,600       144,770
  Republic Hotels and Resorts, Ltd.....................       787,000       296,181
  Resources Development Corp., Ltd.....................       104,000       136,678
  Robinson & Co., Ltd..................................       181,360       552,527
  Rotary Engineering, Ltd..............................       230,000        41,905
  SNP Corp., Ltd.......................................        68,000        15,842
  *SPP, Ltd............................................       454,000        35,257
  #ST Capital, Ltd.....................................       384,400       160,740
  San Teh, Ltd.........................................       523,672       118,873
  Scotts Holdings, Ltd.................................       482,000       227,466
  Sea View Hotel, Ltd..................................        44,000       109,868
  Shangri-la Hotel, Ltd................................       377,700       453,508
  Sime Singapore, Ltd..................................     1,477,000       370,571
  Sing Investments & Finance, Ltd. (Foreign)...........        94,500        50,806
  Singapore Finance, Ltd...............................       502,000       260,895
  Singapore Reinsurance Corp., Ltd.....................       200,700        83,924
  Singapura Building Society, Ltd......................        65,250        28,064
  *Singatronics, Ltd...................................       620,000       109,259
  Ssangyong Cement (Singapore), Ltd....................       201,000       174,103
  Stamford Tyres Corp., Ltd............................        62,000        10,741
  Sunright, Ltd........................................       338,000       136,290
  Superior Metal Printing, Ltd.........................       157,000        49,238
  Tat Lee Finance, Ltd.................................        66,000        36,666
  Tibs Holdings, Ltd...................................       203,500        86,919
  Tiger Medicals, Ltd..................................       155,000        93,518
  Times Publishing, Ltd................................       334,000       568,635
  Transmarco, Ltd......................................        12,000        28,674
  Tuan Sing Holdings, Ltd..............................     3,106,000       333,977
  United Engineers, Ltd................................       431,500       201,056
  United Overseas Finance, Ltd.........................       134,500        78,739
  United Overseas Insurance, Ltd.......................        75,500        69,005
  United Pulp & Paper Co., Ltd.........................       289,000        75,961
  *Van der Horst, Ltd..................................       309,100        72,012
  *Van der Horst, Ltd. 3.5% Unsecured Loan Stock
    08/31/98...........................................        23,400        13,280
  Vickers Ballas Holdings, Ltd.........................     1,314,000       561,233
  WBL Corp., Ltd.......................................       280,000       232,496
  Wearnes International (1994), Ltd....................        33,000         9,857
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $39,662,719)...................................                  20,876,952
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Singapore Dollars
    (Cost $30,316).....................................                      30,462
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------

RIGHTS/WARRANTS -- (0.0%)
  *Overseas Union Enterprise, Ltd. Rights 06/01/98
    (Cost $0)..........................................        80,000  $        239
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $39,693,035)...................................                  20,907,653
                                                                       ------------
NEW ZEALAND -- (5.8%)
COMMON STOCKS -- (5.8%)
  AFFCO Holdings, Ltd..................................       227,088        34,039
  *Advantage Group, Ltd................................        22,000         2,355
  *Advantage Group, Ltd. Issue 98......................        22,000         1,943
  Baycorp Holdings, Ltd................................        72,007       204,306
  CDL Hotels NZ, Ltd...................................       657,244        87,962
  *CDL Investments NZ, Ltd.............................       191,786        24,641
  Cavalier Corp., Ltd..................................        43,907        54,532
  Ceramco Corp., Ltd...................................        59,127        42,099
  Colonial Motor Co., Ltd..............................        37,752        27,284
  Corporate Investments, Ltd...........................       807,127       380,237
  *Cue Energy Resources NL.............................       452,354        25,427
  DB Group, Ltd........................................       189,577       304,464
  Donaghys, Ltd........................................        37,239        21,530
  Eastern Equities Corp., Ltd..........................        41,001        14,267
  Ebos Group, Ltd......................................         9,036        23,219
  Enerco New Zealand, Ltd..............................       159,734       489,129
  Ernest Adams, Ltd....................................        20,495        21,395
  *Evergreen Forests, Ltd..............................       122,501        26,232
  Fernz Corp., Ltd.....................................       191,102       511,523
  Fisher & Paykel Industries, Ltd......................       155,290       444,761
  Force Corp., Ltd.....................................       291,114       113,767
  Hallenstein Glassons Holdings, Ltd...................       109,038        78,803
  Hellaby Holdings, Ltd................................        61,379        60,788
  *Kingsgate International Corp., Ltd..................       479,679        36,721
  LWR Industries, Ltd..................................        73,706        44,193
  Michael Hill International, Ltd......................        47,040        47,847
  Milburn New Zealand, Ltd.............................       258,541       228,372
  Natural Gas Corp. Holdings, Ltd......................        42,200        40,664
  *New Zealand Oil & Gas, Ltd..........................       189,110        34,421
  New Zealand Refining Co., Ltd........................        42,119       374,297
  Northland Port Corp. (New Zealand), Ltd..............        77,971        56,350
  Nuplex Industries, Ltd...............................        80,695       120,958
  *Otter Gold Mines, Ltd...............................        89,321        57,381
  Owens Group, Ltd.....................................        94,922        72,158
  PDL Holdings, Ltd....................................        16,581        56,809
  Pacific Retail Group, Ltd............................        52,744        16,942
  Port of Tauranga, Ltd................................       143,746       211,621
  Ports of Auckland....................................       177,558       551,313
  Progessive Enterprises, Ltd..........................       395,773       279,672
  Radio Pacific, Ltd...................................         5,200        10,022
  Reid Farmers, Ltd....................................        68,334        16,828
  Richina Pacific, Ltd.................................       130,366        75,373
  Sanford, Ltd.........................................       174,612       261,735
  Scott Technology, Ltd................................        23,274        19,686
  *Seafresh Fisheries..................................        80,520         8,621
  Shortland Properties, Ltd............................       381,380       153,126
  South Eastern Utilities, Ltd.........................        73,279        33,345
  South Port New Zealand, Ltd..........................        39,528        18,198
  St. Lukes Group, Ltd.................................       274,269       231,987
  Steel & Tube Holdings, Ltd...........................       117,010        95,213
  *Summit Gold, Ltd....................................       107,419         9,201
  Tasman Agriculture, Ltd..............................       263,200       107,085

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Taylors Group, Ltd...................................        29,646  $     13,966
  *Tourism Holdings, Ltd...............................        48,840        26,669
  Trans Tasman Properties, Ltd.........................       593,308       161,987
  Warehouse Group, Ltd.................................       251,743       539,072
  Waste Management NZ, Ltd.............................        74,544       227,466
  Williams & Kettle, Ltd...............................        17,172        14,800
  Wrightson, Ltd.......................................       317,720        86,745
  Zuellig NZ, Ltd......................................       148,825        36,251
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,558,214)...................................                   7,371,798
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *New Zealand Dollar
    (Cost $27,928).....................................                      27,405
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Tourism Holdings, Ltd. Rights 06/09/98
    (Cost $0)..........................................        13,954         2,092
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $11,586,142)...................................                   7,401,295
                                                                       ------------
SOUTH KOREA -- (0.0%)
COMMON STOCKS -- (0.0%)
  Hangdo Merchant Bank.................................             3             0
  *Korea Green Cross Co., Ltd..........................             4            94
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $243)..........................................                          94
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.0%)
    Repurchase Agreement, PNC Capital Markets Inc.
      5.25%, 06/01/98 (Collateralized by U.S. Treasury
      Notes 5.25%, 01/31/01, valued at $3,964,388) to
      be repurchased at $3,902,707.
       (Cost $3,901,000)...............................        $3,901     3,901,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $232,884,430)++................................                $128,479,082
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
UNITED KINGDOM -- (98.6%)
COMMON STOCKS -- (98.2%)
 600 Group P.L.C.......................................       123,110  $    297,120
 *AAF Industries P.L.C.................................        53,256        44,291
 ABI Leisure Group P.L.C...............................        73,000        16,071
 AIM Group P.L.C.......................................        32,063       147,184
 API Group P.L.C.......................................        51,500       537,482
 ASDA Property Holdings P.L.C..........................        94,000       289,712
 *ASW Holdings P.L.C...................................       385,900       204,520
 Abacus Polar P.L.C....................................       125,000       204,858
 Abbeycrest P.L.C......................................        61,590       163,208
 Abbot Group P.L.C.....................................        92,595       314,826
 Abbott Mead Vickers P.L.C.............................       141,750       970,843
 Aberdeen Trust P.L.C..................................        38,500        78,792
 Acal P.L.C............................................         2,000        11,545
 Acatos & Hutcheson P.L.C..............................        79,000       305,318
 *Acorn Computer Group P.L.C...........................       100,000       206,285
 Adam & Harvey Group P.L.C.............................        10,500        54,364
 Admiral P.L.C.........................................       120,000     2,416,712
 Adscene Group P.L.C...................................        48,933       140,839
 Adwest Group P.L.C....................................       184,250       467,213
 *African Lakes Corp. P.L.C............................         6,208         5,112
 Airflow Streamlines P.L.C.............................        20,500        72,208
 Airsprung Furniture Group P.L.C.......................        58,000       151,803
 Alba P.L.C............................................       110,625       353,579
 *Alexanders Holdings P.L.C............................       188,000        75,110
 Alexandra Workwear P.L.C..............................        86,243       229,942
 *Alexon Group P.L.C...................................       121,500       490,375
 Allders P.L.C.........................................        16,000        62,489
 Allen P.L.C...........................................        25,000       184,882
 Allied Leisure P.L.C..................................       265,166       138,371
 Allied London Properties P.L.C........................       154,852       251,256
 Allied Textile Companies P.L.C........................       156,033       360,039
 Alpha Airports Group P.L.C............................       307,000       610,766
 *Alphameric P.L.C.....................................         1,637         1,001
 Alumasc Group P.L.C...................................        85,000       279,300
 Alvis P.L.C...........................................       150,000       503,889
 Amber Industrial Holdings P.L.C.......................        42,000        86,640
 Amey P.L.C............................................        50,000       660,438
 Andrews Sykes Group P.L.C.............................        40,730       830,235
 *Anglesey Mining P.L.C................................        55,000         7,399
 Anglian Group P.L.C...................................       157,850       640,945
 Anglo Eastern Plantations P.L.C.......................        57,166        48,941
 *Anite Group P.L.C....................................       250,000       297,605
 Arcolectric Holdings P.L.C............................        10,000        12,149
 Arlen P.L.C...........................................       200,728       108,837
 Armitage Brothers P.L.C...............................         4,000        13,372
 Armour Trust P.L.C....................................       198,500        71,213
 Ascot P.L.C...........................................        38,461       221,400
 Ash & Lacy P.L.C......................................        91,098       257,742
 *Associated British Engineering P.L.C.................       534,500        13,074
 Associated Nursing Services P.L.C.....................        50,000       133,718
 *Aukett Associates P.L.C..............................       142,375        17,413
 Austin Reed Group P.L.C...............................        68,999       229,535
 Avesco P.L.C..........................................        23,999       180,610
 Avon Rubber P.L.C.....................................        60,364       690,038
 Avonside Group P.L.C..................................        50,000        37,506

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Azlan Group P.L.C....................................       120,000  $    102,735
 BNB Resources P.L.C...................................        49,000       157,013
 BPP Holdings P.L.C....................................        57,450       740,106
 BS P.L.C..............................................         7,000        16,723
 BSG International P.L.C...............................        59,597       180,765
 *BWI P.L.C............................................       102,452       144,515
 Babcock International Group P.L.C.....................       122,557       168,877
 Baggeridge Brick P.L.C................................        98,000       188,575
 Bailey (Ben) Construction P.L.C.......................        26,000        30,527
 Bailey (C.H.) P.L.C...................................       109,500        19,642
 Bailey (C.H.) P.L.C. Class B..........................        10,000         3,261
 Baldwin P.L.C.........................................        51,000       103,958
 Bandt P.L.C...........................................       315,000       192,628
 Banks (Sidney C.) P.L.C...............................        26,736        84,581
 Barbour Index P.L.C...................................        41,000       145,753
 Barlows P.L.C.........................................        50,000        50,144
 Barr & Wallace Arnold Trust P.L.C.....................        16,000        48,269
 Barr (A.G.) P.L.C.....................................        43,000       354,109
 Baynes (Charles) P.L.C................................       341,378       590,090
 Beales Hunter P.L.C...................................        22,254        31,028
 *Bearing Power International P.L.C....................        81,757        23,331
 Beattie (James) P.L.C.................................        92,247       283,557
 Beauford P.L.C........................................         1,312           225
 Bellway P.L.C.........................................        93,000       606,624
 *Bellwinch P.L.C......................................       163,266        65,229
 Bemrose Corp. P.L.C...................................        94,500       705,017
 Benchmark Group P.L.C.................................        26,892       117,307
 Benson Group P.L.C....................................        77,856        58,402
 Bentalls P.L.C........................................        91,617       209,908
 Beradin Holdings P.L.C................................        37,000        22,626
 Berisford P.L.C.......................................       200,000       831,662
 Bespak P.L.C..........................................        55,918       884,505
 Betacom P.L.C.........................................       149,652       118,359
 Bett Brothers P.L.C...................................        33,108        90,972
 *Beverley Group P.L.C.................................        86,820         1,062
 Bilton P.L.C..........................................       180,000       796,928
 *Biocompatibles International P.L.C...................         9,000        20,180
 Birkby P.L.C..........................................       108,157       304,243
 *Birkdale Group P.L.C.................................        33,600         1,370
 Birse Group P.L.C.....................................       421,901       168,560
 Black (A & C) P.L.C...................................         2,250        14,676
 Black (Peter) Holdings P.L.C..........................       134,495       852,067
 Black Arrow Group P.L.C...............................        56,500       118,394
 Blacks Leisure Group P.L.C............................        69,959       422,677
 Blagden Industries P.L.C..............................       159,892       469,327
 Blick P.L.C...........................................        68,555       466,737
 Blockleys P.L.C.......................................        73,918        58,461
 *Bolton Group (International), Ltd....................        23,000         1,313
 Boosey & Hawkes P.L.C.................................        47,500       487,990
 Boot (Henry) & Sons P.L.C.............................        57,000       250,966
 *Booth Industries Group P.L.C.........................         5,000         3,343
 Bostrom P.L.C.........................................        36,000       181,987
 Bourne End Properties P.L.C...........................       141,021       139,128
 Bradstock Group P.L.C.................................       130,000       129,315
 Brammer (H.) P.L.C....................................        97,000     1,154,706
 Brasway P.L.C.........................................       208,631        55,285
 Breedon P.L.C.........................................        65,428       128,033

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Brent International P.L.C.............................       149,531  $    286,514
 *Brent Walker Group P.L.C.............................       128,571             0
 Bridgend Group P.L.C..................................        93,000        21,232
 Bridport-Gundry P.L.C.................................        38,500        73,769
 Bristol United Press P.L.C............................        40,500       312,057
 Bristol Water Holdings P.L.C..........................        12,000       306,247
 Britannia Group P.L.C.................................        50,000        32,614
 British Dredging P.L.C................................        45,600       140,541
 British Fittings Group P.L.C..........................        62,658       108,819
 British Mohair Holdings P.L.C.........................        31,500        45,203
 British Polythene Industries P.L.C....................        56,740       446,440
 British Steam Specialties Group P.L.C.................        56,505       326,187
 *British Thornton Holdings P.L.C......................        35,000        25,398
 British-Borneo Petroleum Syndicate P.L.C..............         7,700        49,096
 Brockhampton Holdings P.L.C...........................        12,000        36,593
 Brockhampton Holdings P.L.C. Series A Non-Voting......        48,000        72,795
 Brooke Industrial Holdings P.L.C......................        15,574        36,825
 Brooks Service Group P.L.C............................        25,500        51,355
 *Brown & Jackson P.L.C................................       522,019       417,118
 Brown (David) Group P.L.C.............................         6,000        25,684
 Brunel Holdings P.L.C.................................       276,000        49,508
 Budgens P.L.C.........................................       370,137       461,743
 Bulgin (A.F.) & Co. P.L.C.............................         4,000         9,132
 Bulgin (A.F.) & Co. P.L.C. Class A Non-Voting.........        52,000        13,144
 *Bullers P.L.C........................................            97             0
 Bullough P.L.C........................................       256,000       425,811
 Bulmer (H.P.) Holdings P.L.C..........................        60,500       354,675
 Burn Stewart Distillers P.L.C.........................       142,500        48,799
 *Burnden Leisure P.L.C................................        33,000         9,148
 Burndene Investments P.L.C............................       220,001       123,771
 Burtonwood Brewery P.L.C..............................        52,000       154,754
 CLS Holdings P.L.C....................................       102,907       242,488
 CRT Group P.L.C.......................................        40,000       283,091
 Caffyns P.L.C.........................................         6,000        34,734
 *Cairn Energy P.L.C...................................        13,000        67,308
 Cala P.L.C............................................        98,400       204,589
 Calderburn P.L.C......................................       107,636        86,884
 Camellia P.L.C........................................         2,950       204,450
 *Campari International P.L.C..........................        25,000             0
 Canning (W.) P.L.C....................................        68,354       309,317
 *Cantab Pharmaceuticals P.L.C.........................       100,000       438,661
 Cape P.L.C............................................       119,518       297,221
 Capital Corp. P.L.C...................................       135,000       220,146
 Capital Industries P.L.C..............................        75,937       178,317
 Carclo Engineering Group P.L.C........................       135,463       434,070
 *Cardinal Business Group P.L.C........................        25,000         2,854
 *Carlisle Group P.L.C.................................       375,000        82,555
 Carpetright P.L.C.....................................        20,000       103,061
 Carr's Milling Industries P.L.C.......................        19,000        42,292
 Castings P.L.C........................................       102,000       388,386
 *Castle Mill International P.L.C......................        31,500         1,669
 *Cathay International P.L.C...........................       439,600        66,310
 Caverdale Group P.L.C.................................        63,924       179,817
 *Celltech P.L.C.......................................         7,000        39,781
 Chamberlin & Hill P.L.C...............................        18,000        66,778
 Channel Holdings P.L.C................................       230,500        50,744
 Chemring Group P.L.C..................................        49,000       137,436
 Chesterfield Properties P.L.C.........................        25,000       248,683
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Chiroscience Group P.L.C.............................        10,000  $     52,590
 Chloride Group P.L.C..................................       535,500       430,073
 Christie Group P.L.C..................................        50,846        47,676
 Chrysalis Group P.L.C.................................        72,036       908,629
 Church & Co. P.L.C....................................        26,500       178,689
 City Centre Restaurants P.L.C.........................       408,500       945,926
 *City Site Estates P.L.C..............................        20,000        11,252
 Claremont Garments (Holdings) P.L.C...................       135,700       110,644
 Clark (Matthew) P.L.C.................................        50,000       162,256
 Clarkson (Horace) P.L.C...............................        44,733        95,195
 *Clinical Computing P.L.C.............................        40,000        58,379
 Clinton Cards P.L.C...................................       132,000       300,279
 Cliveden P.L.C........................................        13,570        22,239
 *Clubhaus P.L.C.......................................        27,733        42,059
 Clyde Blowers P.L.C...................................        19,635        56,514
 *Coal Investments P.L.C...............................         1,102             0
 *Coda Group P.L.C.....................................        14,898        43,001
 *Cohen (A.) & Co. P.L.C...............................         2,100        12,499
 *Cohen (A.) & Co. P.L.C. Class A Non-Voting...........         1,500         6,971
 Colefax & Fowler Group P.L.C..........................        60,000       113,987
 *Colorvision P.L.C....................................        50,000             0
 Community Hospitals Group P.L.C.......................        81,333       730,131
 Concentric P.L.C......................................       120,035       290,677
 Conrad Ritblat Group P.L.C............................        44,248       264,450
 *Consolidated Coal P.L.C..............................         9,166           486
 Cornwell Parker P.L.C.................................        78,333       194,801
 Cosalt P.L.C..........................................        30,700       126,409
 *Costain Group P.L.C..................................       112,060        70,354
 Countryside Property P.L.C............................       168,259       316,911
 Courtaulds Textiles P.L.C.............................        75,000       363,852
 Courts P.L.C..........................................       134,722       856,801
 Coutts Consulting Group P.L.C.........................        92,000        48,008
 Cradley Group Holdings P.L.C..........................        80,000        69,794
 Crest Nicholson P.L.C.................................       311,250       705,506
 Crestacare P.L.C......................................       381,864       205,494
 *Creston Land & Estates P.L.C.........................        50,000         7,746
 Cropper (James) P.L.C.................................        22,000        82,514
 Culver Holdings P.L.C.................................           338           251
 Cussins Property Group P.L.C..........................        43,750        83,115
 Daejan Holdings P.L.C.................................        23,000       639,483
 Dagenham Motors Group P.L.C...........................        50,752       115,453
 *Dares Estates P.L.C..................................       150,000        33,633
 Dart Group P.L.C......................................        37,000       269,100
 Dawson Group P.L.C....................................       100,674       415,350
 Dawson International P.L.C............................       408,769       346,624
 *Deanes Holdings P.L.C................................         4,316           282
 Debenham Tewson & Chinnocks Holdings P.L.C............        89,500       174,409
 *Delaney Group P.L.C..................................       270,000         9,907
 Delphi Group P.L.C....................................        51,183       577,993
 Delyn Group P.L.C. ...................................        22,500        42,195
 Denby Group P.L.C.....................................        41,237       107,593
 Dencora P.L.C.........................................        23,000        87,202
 Densitron International P.L.C.........................        42,386        33,868
 Derwent Valley Holdings P.L.C.........................        90,000       843,159
 Development Securities P.L.C..........................        62,000       324,544
 Dewhirst Group P.L.C..................................       275,760     1,072,498
 Dewhurst P.L.C........................................         9,000         8,586
 Dewhurst P.L.C. Class A Non-Voting....................        15,500        12,385
 *Dialog Corp. P.L.C...................................        15,000        35,590

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Diploma P.L.C.........................................        96,000  $    345,971
 Dixon Motors P.L.C....................................        55,408       256,155
 Doeflex P.L.C.........................................        25,762       116,999
 Dolphin Packaging P.L.C...............................        49,110       212,223
 Domino Printing Sciences P.L.C........................       117,187       858,030
 *Donelon Tyson P.L.C..................................       322,588             0
 Dorling Kindersley Holdings P.L.C.....................        20,000        86,101
 Dowding & Mills P.L.C.................................       336,440       375,816
 Drummond Group P.L.C..................................        26,250         8,561
 Dyson (J.& J.) P.L.C. Class A Non-Voting..............        28,500        46,475
 EBC Group P.L.C.......................................        30,000        31,799
 EIS Group P.L.C.......................................       113,333       940,699
 *ERA Group P.L.C......................................       400,000        27,722
 Eadie Holdings P.L.C..................................       118,000        23,572
 East Surrey Holdings P.L.C............................        36,800       174,629
 Eclipse Blinds P.L.C..................................        85,670       175,327
 Edinburgh Fund Managers Group P.L.C...................        61,000       598,332
 Elbief P.L.C..........................................        23,500        11,688
 *Eleco Holdings P.L.C.................................       104,685        52,494
 Electronic Data Processing P.L.C......................        55,200        88,665
 *Electronics Boutique P.L.C...........................        50,000        79,905
 Elliott (B.) & Co. P.L.C..............................         6,087        10,919
 Ellis & Everard P.L.C.................................       224,935     1,094,909
 Emess P.L.C...........................................       288,250       126,914
 English & Overseas Properties P.L.C...................        76,000       123,314
 Epwin Group P.L.C.....................................        58,000       156,059
 Eurocamp P.L.C........................................        78,439       395,246
 Eurocopy P.L.C........................................       131,000        49,133
 Eurodis Electron P.L.C................................        70,000       201,474
 Euromoney Publications P.L.C..........................        25,000       932,562
 European Colour P.L.C.................................        82,090        95,713
 European Motor Holdings P.L.C.........................       118,325       205,496
 Evans Halshaw Holdings P.L.C..........................        70,687       342,928
 Evans of Leeds P.L.C..................................        80,000       218,515
 Expamet International P.L.C...........................       139,749       366,903
 *Eyecare Products P.L.C...............................       250,000        79,497
 FII Group P.L.C.......................................        41,166        59,746
 Faber Prest P.L.C.....................................        29,500       235,719
 Fairey Group P.L.C....................................         8,226        59,894
 Falcon Holdings P.L.C.................................         5,500        14,619
 *Falkland Islands Holdings P.L.C......................         2,755         8,042
 Farepak P.L.C.........................................        90,000       271,513
 *Farringford P.L.C....................................        30,000        10,029
 Fenner P.L.C..........................................       215,276       679,287
 Ferguson International Holdings P.L.C.................        89,105       135,860
 Field Group P.L.C.....................................        10,000        62,782
 Fife Indmar P.L.C.....................................        24,000        25,243
 Fine Art Developments P.L.C...........................         8,000        26,417
 Finelist Group P.L.C..................................         7,000        41,208
 Finlay (James) P.L.C..................................       220,370       510,291
 First Choice Holidays.................................       531,581     1,313,284
 First Technology P.L.C................................       110,250       734,425
 Firth (G.M.) Holdings P.L.C...........................       163,080        98,396
 Firth Rixson P.L.C....................................       312,666       856,578
 Fitch P.L.C...........................................        15,500        17,314
 Five Oaks Investments P.L.C...........................       150,000       105,792
 *Flare Group P.L.C....................................        20,600         7,558
 Fletcher King P.L.C...................................        17,500        11,558
 Folkes Group P.L.C....................................        28,000        31,962
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Folkes Group P.L.C. Non-Voting........................        65,500  $     74,768
 Forminster P.L.C......................................        32,500        69,162
 Forth Ports P.L.C.....................................        51,000       551,392
 *Fortune Oil P.L.C....................................       609,000        94,345
 *Forward Technology Industries P.L.C..................        84,260        21,985
 *Foster (John) & Son P.L.C............................        27,500         1,906
 Frederick Cooper P.L.C................................         5,796         6,096
 French Connection Group P.L.C.........................        25,000       175,301
 French P.L.C..........................................        32,000        18,525
 Friendly Hotels P.L.C.................................        50,212       125,688
 Frogmore Estates P.L.C................................        51,000       423,316
 Frost Group P.L.C.....................................       175,080       284,077
 *GBE International P.L.C..............................       149,628        25,010
 GEI International P.L.C...............................        87,000       160,315
 GWR Group P.L.C.......................................        35,698       131,853
 Galliford P.L.C.......................................       239,500        91,780
 Gardiner Group P.L.C..................................       310,500       136,711
 Garton Engineering P.L.C..............................        10,248        34,509
 Gaskell P.L.C.........................................         9,000        63,549
 Geest P.L.C...........................................        85,000       800,475
 Gerrard Group P.L.C...................................       123,860       814,988
 Gibbs & Dandy P.L.C...................................         4,500         9,466
 Gibbs & Dandy P.L.C. Class A Non-Voting...............        11,000        15,965
 Gleeson (M.J.) Group P.L.C............................        22,471       373,766
 Glenmorangie P.L.C....................................        20,000       254,391
 Go-Ahead Group P.L.C..................................         4,000        45,497
 Goldsmiths Group P.L.C................................        50,000       243,791
 Goode Durrant P.L.C...................................       122,500     1,138,643
 Goodhead Group P.L.C..................................        36,000        30,233
 Graham Group P.L.C....................................        13,000        39,537
 Grainger Trust, Ltd...................................        22,000       127,358
 Grampian Holdings P.L.C...............................       200,324       465,505
 Graystone P.L.C.......................................       327,496       192,258
 Greenway Holdings P.L.C...............................        60,197        56,444
 *Greenwich Resources P.L.C............................       219,332       100,147
 Greggs P.L.C..........................................        26,000     1,118,259
 Greycoat P.L.C........................................       185,000       739,119
 Guiness Peat Group P.L.C..............................       181,641        93,304
 H & C Furnishings P.L.C...............................        40,750       195,035
 Haden Maclellan Holdings P.L.C........................       250,224       640,627
 Haggas (John) P.L.C...................................        59,000        71,678
 Hall Engineering (Holdings) P.L.C.....................       110,528       322,628
 Halstead (James) Group P.L.C..........................        67,534       253,295
 Hambro Countrywide P.L.C..............................       624,000     1,404,237
 Hamley's P.L.C........................................        22,500        98,148
 *Hamley's P.L.C. Series B.............................        25,000        10,192
 Hampden Group P.L.C...................................        25,000        43,010
 Hampson Industries P.L.C..............................       283,463       362,863
 *Hampton Trust P.L.C..................................       232,050       100,278
 Hardys & Hansons P.L.C................................        48,000       207,818
 Hartstone Group P.L.C.................................       800,263       150,075
 Havelock Europa P.L.C.................................        64,250       141,444
 Hawtal Whiting Holdings P.L.C.........................        22,588        21,548
 Hawtin P.L.C..........................................       196,500       103,340
 *Hay (Norman) P.L.C...................................        48,000        47,356
 Haynes Publishing Group P.L.C.........................        14,703        68,932
 Hazlewood Foods P.L.C.................................        50,000       175,301
 Headlam Group P.L.C...................................       110,773       709,007
 Heath (Samuel) & Sons P.L.C...........................         7,500        17,734
 *Helene P.L.C.........................................       416,326             0
 Helical Bar P.L.C.....................................        35,000       378,121

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Hemingway Properties P.L.C............................       200,000  $    147,579
 Henlys Group P.L.C....................................         5,931        57,837
 Hewetson P.L.C........................................        31,428        87,125
 Hi-Tech Sports P.L.C..................................       132,446       104,751
 Hicking Pentecost P.L.C...............................        49,096       184,141
 Hickson International P.L.C...........................       387,128       565,008
 *High-Point P.L.C.....................................        57,510        51,580
 *Highbury House Communications P.L.C..................       250,000        58,094
 Hill & Smith Holdings P.L.C...........................        86,850        97,015
 Hodder Headline P.L.C.................................        61,000       266,091
 Hogg Robinson P.L.C...................................       186,000       984,248
 *Hollas Group P.L.C...................................       354,000        12,989
 *Holmes & Marchant Group P.L.C........................        54,000        18,272
 Holt (Joseph) P.L.C...................................         6,000       197,153
 Hopkinsons Group P.L.C................................       310,557       169,654
 *Horace Small Apparel P.L.C...........................        82,500       129,825
 How Group P.L.C.......................................        88,000       159,288
 Howard Holdings P.L.C.................................        57,730        21,652
 Hozelock Group P.L.C..................................        11,320        66,916
 Hunting P.L.C.........................................       218,695       953,980
 *Huntingdon Life Sciences Group P.L.C.................       138,000        90,015
 IBC P.L.C.............................................        96,470       837,700
 ISA International P.L.C...............................        95,214       114,897
 Ibstock P.L.C.........................................       625,200       570,931
 Iceland Group P.L.C...................................        34,000       135,006
 Ideal Hardware P.L.C..................................        20,000        99,473
 Ilion Group P.L.C.....................................         6,000         9,246
 Incepta Group P.L.C...................................       176,000        83,231
 Industrial Control Services Group P.L.C...............        26,666        20,003
 Inn Business Group....................................       150,471       175,443
 Inspec Group P.L.C....................................        25,000       126,788
 Intelek P.L.C.........................................        79,904        22,151
 Intereurope Technology Services P.L.C.................        23,500        47,327
 *International Tool & Supply P.L.C....................       159,187        16,224
 Isotron P.L.C.........................................        30,500       285,986
 Ivory & Sime P.L.C....................................        78,125       267,538
 JBA Holdings P.L.C....................................        50,000       538,134
 JLI Group P.L.C.......................................       103,000       104,977
 Jackson Group P.L.C...................................        47,237        53,921
 Jacobs (John I.) P.L.C................................       116,000       180,650
 James Dickie P.L.C....................................        25,000        42,806
 Jardine Lloyd Thompson Group P.L.C....................       392,800     1,226,640
 Jarvis P.L.C..........................................        95,086     1,185,416
 Jarvis Porter Group P.L.C.............................        99,894       320,095
 Jerome (S.) & Sons Holdings P.L.C.....................        27,562        19,551
 Jeyes Group P.L.C.....................................        50,000       204,654
 Johnson Group Cleaners P.L.C..........................       110,535       559,678
 Johnston Group P.L.C..................................        26,000       133,555
 Jones & Shipman P.L.C.................................        29,500        10,824
 Jones Stroud Holdings P.L.C...........................        38,144       181,940
 Joseph (Leopold) Holdings P.L.C.......................        14,000       140,404
 Jourdan (Thomas) P.L.C................................        40,000        43,051
 Kalamazoo Computer Group P.L.C........................        56,120        48,046
 Keller Group P.L.C....................................         5,000        20,343
 Kelsey Industries P.L.C...............................         7,500        52,590
 *Kendell P.L.C........................................       568,260             0
 *Kenwood Appliances P.L.C.............................       100,892       178,510
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Kode International P.L.C..............................        43,100  $    102,965
 Kunick P.L.C..........................................       600,000       322,881
 Laing (John) P.L.C....................................       107,026       630,920
 Lambert Fenchurch P.L.C...............................       202,000       383,755
 Lambert Howarth Group P.L.C...........................        34,000       121,423
 Lambert Smith Hampton P.L.C...........................         3,591        10,453
 Lamont Holdings P.L.C.................................        72,231       163,725
 *Laura Ashley Holdings P.L.C..........................       166,100        92,093
 Leeds Group P.L.C.....................................        86,938       129,720
 Leslie Wise Group P.L.C...............................       107,000        24,428
 Liberty P.L.C.........................................        51,875       226,287
 Lilleshall P.L.C......................................        80,564       137,945
 Linton Park P.L.C.....................................        39,000       257,571
 Linx Printing Technologies P.L.C......................        36,000        84,830
 Lionheart P.L.C.......................................        20,997         5,050
 *Lister & Co. P.L.C...................................        41,000             0
 Litho Supplies P.L.C..................................       100,000       344,080
 Locker (Thomas) Holdings P.L.C........................       176,168        74,693
 London Scottish Bank P.L.C............................       281,000       675,889
 Lookers P.L.C.........................................        53,160       101,859
 Lopex P.L.C...........................................       154,948       140,235
 *Lovell (Y.J.) Holdings P.L.C.........................        70,932        13,302
 Low & Bonar P.L.C.....................................        35,000       238,573
 Lowe (Robert H.) & Co. P.L.C..........................       251,985        86,292
 Lyles (S.) P.L.C......................................        16,000        21,264
 Lynx Holdings P.L.C...................................       100,000       366,094
 M.R. Data Management Group P.L.C......................       123,158       302,257
 ML Holdings P.L.C.....................................       350,132       373,981
 MMT Computing P.L.C...................................         3,000        69,468
 MS International P.L.C................................        71,500        23,902
 MacFarlane Group Clansman P.L.C.......................       292,687       775,592
 Macro 4 P.L.C.........................................        50,000       399,524
 Mallett P.L.C.........................................        37,437        74,785
 Manchester United P.L.C...............................        22,000        52,737
 Manganese Bronze Holdings P.L.C.......................        46,184       372,798
 Mansfield Brewery P.L.C...............................       143,892       709,805
 Marshalls P.L.C.......................................       275,100       715,530
 Martin International Holdings P.L.C...................        97,000        69,599
 Marylebone Warwick Balfour Group P.L.C................        41,600        75,300
 Matthews (Bernard) P.L.C..............................       273,942       491,392
 Maunders (John) Group P.L.C...........................        61,000       208,397
 Mayflower Corp. P.L.C.................................        45,000       175,383
 McAlpine (Alfred) P.L.C...............................       171,111       464,589
 McCarthy & Stone P.L.C................................       209,968       647,130
 *McDonnell Information Systems Group P.L.C............       238,000       370,644
 McKay Securities P.L.C................................        87,000       214,226
 McLeod Russel Holdings P.L.C..........................       149,524       430,360
 Meggitt P.L.C.........................................       492,603     1,863,639
 Mentmore Abbey P.L.C..................................        76,090        98,024
 Menzies (John) P.L.C..................................         5,000        41,746
 Merchant Retail Group P.L.C...........................       224,766       186,013
 Meristem P.L.C........................................        84,250        98,232
 Merrydown P.L.C.......................................        35,000        29,108
 Metal Bulletin P.L.C..................................        24,000       510,738
 Metalrax Group P.L.C..................................       338,740       599,340
 *Metaltech International P.L.C........................       401,163        91,585
 *Micro Focus Group P.L.C..............................       172,500     1,568,233
 *Microgen Holdings P.L.C..............................        88,000       182,966
 Microvitec P.L.C......................................       100,000        20,384
 Mitie Group P.L.C.....................................       125,000       628,843

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Molins P.L.C..........................................        68,000  $    276,112
 Moorfield Estates P.L.C...............................       150,000        84,389
 Morland & Co. P.L.C...................................        66,380       441,105
 Moss Brothers Group P.L.C.............................       240,500       982,425
 Mowlem (John) & Co. P.L.C.............................       389,326       828,516
 Mucklow (A & J) Group P.L.C...........................       175,000       452,318
 Narborough Plantations P.L.C..........................        63,829        16,654
 Nestor - BNA P.L.C....................................       180,200       965,310
 *Newmarket Venture Capital P.L.C......................        80,000         3,261
 Nichols (J.N.) (Vimto) P.L.C..........................        98,750       353,467
 Nightfreight P.L.C....................................       125,000        73,382
 Norcros P.L.C.........................................       292,857       353,398
 Northamber P.L.C......................................        75,888       290,816
 Northern Leisure P.L.C................................         2,488        21,037
 Novara P.L.C..........................................        88,591       158,191
 *OEM P.L.C............................................        12,000         7,143
 OMI International P.L.C...............................       173,158        31,061
 Ocean Wilson Holdings, Ltd............................        84,250       163,491
 *Oceonics Group P.L.C.................................        52,760        17,207
 Ockham Holdings P.L.C.................................       122,000       307,373
 *Oliver Group P.L.C...................................        68,000        29,940
 Olives Property P.L.C.................................       126,208        83,353
 Orbis P.L.C...........................................       100,000        92,950
 Osborne & Little P.L.C................................        14,500       138,325
 *Osprey Communications P.L.C..........................        23,524         4,987
 *Owen & Robinson P.L.C................................         9,485         1,005
 Oxford Instruments P.L.C..............................       109,838       570,478
 *Oxford Molecular Group P.L.C.........................        25,000        85,205
 P & P P.L.C...........................................       129,250       630,200
 *PGA European Tour Courses P.L.C......................        80,000        58,706
 PWS Holdings P.L.C....................................       134,428        48,227
 Paragon Group of Companies P.L.C......................        22,000        88,972
 Parity P.L.C..........................................        56,250       784,270
 Park Food Group P.L.C.................................       382,500       383,604
 Parkland Group P.L.C..................................        30,000        24,461
 Partridge Fine Arts P.L.C.............................        58,000        80,867
 Paterson Zochonis P.L.C...............................        22,000       165,745
 Paterson Zochonis P.L.C. Non-Voting...................        27,000       183,381
 Pemberstone P.L.C.....................................         9,158        10,528
 Pendragon P.L.C.......................................        95,750       437,193
 Perkins Foods P.L.C...................................       280,000       607,276
 Perry Group P.L.C.....................................        61,666       238,828
 *Pex P.L.C............................................        85,517         4,532
 Photo-Me International P.L.C..........................       145,000       701,083
 Pifco Holdings P.L.C..................................        20,000        69,631
 Pifco Holdings P.L.C. Class A.........................        20,000        64,250
 Pittards P.L.C........................................        60,985        43,260
 *Pittencrieff Resources P.L.C.........................        74,000        38,012
 Plantation & General Investment P.L.C.................        70,623        83,495
 Plysu P.L.C...........................................       105,858       318,491
 Polypipe P.L.C........................................        10,000        30,739
 Porter Chadburn P.L.C.................................       256,000       135,675
 Portmeirion Potteries (Holdings) P.L.C................        22,856        94,111
 Portsmouth & Sunderland Newspapers P.L.C..............        26,346       410,294
 Porvair P.L.C.........................................        35,000       188,347
 Premier Consolidated Oilfields P.L.C..................         2,488         1,907
 *Premier Land P.L.C...................................        50,000         7,746
 Pressac Holdings P.L.C................................        94,000       488,218
 Prestwick Holdings P.L.C..............................        90,000        52,101
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Princedale Group P.L.C................................       250,000  $     78,478
 Property Partnerships P.L.C...........................        10,000        47,698
 *Prospect Industries P.L.C............................       372,477             0
 Proudfoot P.L.C.......................................       202,646       158,619
 Prowting P.L.C........................................       173,630       421,879
 Psion P.L.C...........................................         7,000        25,741
 *QS Holdings P.L.C....................................        95,775        42,950
 *Quadrant Group P.L.C.................................         5,662         3,278
 *Quality Software Products Holdings P.L.C.............         5,000        40,564
 Queensborough Holdings P.L.C..........................        53,000        21,607
 Quick Group P.L.C.....................................        57,866       153,339
 Quintain Estates & Development P.L.C..................         7,000        22,373
 RCO Holdings P.L.C....................................        27,000        84,316
 *RMS Communications P.L.C.............................        15,000        17,245
 Radamec Group P.L.C...................................        35,000        47,087
 Raglan Property P.L.C.................................       104,631        44,362
 Ransom (William) & Son P.L.C..........................        30,000        31,799
 Rea Brothers Group P.L.C..............................       106,562       112,083
 Rea Holdings P.L.C....................................        30,183        86,135
 Readicut International P.L.C..........................       473,263       326,066
 Real Time Control P.L.C...............................        10,000        91,727
 Rebus Group P.L.C.....................................        75,000       141,872
 Record Holdings P.L.C.................................        89,727        79,744
 *Reece P.L.C..........................................       283,750        11,568
 Reed Executive P.L.C..................................       116,500       338,160
 Reg Vardy P.L.C.......................................       128,597       555,717
 Regal Hotel Group P.L.C...............................       200,000       138,610
 *Regent Corp. P.L.C...................................         2,488             0
 Regent Inns P.L.C.....................................        85,000       535,036
 Relyon Group P.L.C....................................        45,777       455,359
 Renishaw P.L.C........................................       160,806     1,282,295
 Renold P.L.C..........................................       144,000       666,895
 Ricardo Group P.L.C...................................        96,709       341,430
 *Richards Group P.L.C.................................           640           574
 Richards P.L.C........................................        61,500        26,075
 Richardsons Westgarth P.L.C...........................        79,911       114,023
 *Richmond Oil & Gas P.L.C.............................       220,000             0
 *Rodime P.L.C.........................................       261,000         6,384
 Rolfe & Nolan P.L.C...................................        24,000       145,785
 *Ross Group P.L.C.....................................        13,200         1,022
 Rotork P.L.C..........................................       197,344     1,245,408
 Rowe Evans Investments P.L.C..........................       114,417       111,016
 Roxboro Group P.L.C...................................         5,000        23,156
 Roxspur P.L.C.........................................       674,648       115,416
 Royal Doulton P.L.C...................................        10,000        34,897
 Rubicon Group P.L.C...................................        47,890       185,475
 Russell (Alexander) P.L.C.............................        47,500        74,748
 Rutland Trust P.L.C...................................       684,000       713,860
 S & U P.L.C...........................................        29,040       161,010
 SEP Industrial Holdings P.L.C.........................       200,000        92,135
 SIG P.L.C.............................................       103,200       458,588
 *Salvesen (Christian) P.L.C...........................       100,000       203,839
 Sanderson Bramall Motor Group P.L.C...................        79,166       372,444
 Sanderson Electronics P.L.C...........................        90,000       215,009
 Saville (J.) Gordon Group P.L.C.......................       417,926       490,692
 Savills P.L.C.........................................       104,000       245,911
 Scholl P.L.C..........................................       154,250     1,276,550
 Scottish Metropolitan Property P.L.C..................       287,499       503,990
 Secure Trust Group P.L.C..............................        33,018       425,358

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Seet P.L.C...........................................         7,000  $      3,082
 *Sennah Rubber Co., Ltd. (Guernsey)...................         1,214       142,537
 Servisair P.L.C.......................................        50,000       227,484
 Servomex P.L.C........................................        30,000       152,879
 Seton Healthcare Group P.L.C..........................        88,366     1,172,248
 Severfield-Reeve P.L.C................................        20,000       186,716
 Shaftesbury P.L.C.....................................       112,500       450,382
 Shandwick International P.L.C.........................       302,640       271,435
 Shani Group P.L.C.....................................        30,000        31,554
 Shanks & McEwan Group P.L.C...........................       192,000       579,228
 Sharpe & Fisher P.L.C.................................        47,126       179,442
 *Sheffield United P.L.C...............................         3,000         1,345
 Sherwood Group P.L.C..................................       270,000       176,117
 *Shield Diagnostics Group P.L.C.......................         5,000        45,456
 Shiloh P.L.C..........................................        14,500        22,463
 *ShopRite Group P.L.C.................................       204,780        62,613
 Sidlaw Group P.L.C....................................       151,077       283,317
 Silentnight Holdings P.L.C............................       129,000       575,339
 Simon Engineering P.L.C...............................       348,089       360,446
 *Sims Food Group P.L.C................................        99,000        44,800
 Sinclair (William) Holdings P.L.C.....................        53,000       213,044
 Sindall (William) P.L.C...............................        75,500       286,251
 Singapore Para Rubber Estates P.L.C...................        26,000        74,197
 Singer & Friedlander Group P.L.C......................       364,000     1,009,083
 Sirdar P.L.C..........................................       120,545       131,705
 *Sketchley P.L.C......................................       141,800       112,149
 Smart (J.) & Co. (Contractors) P.L.C..................        22,500       104,569
 South Staffordshire Water Holdings P.L.C..............        11,600       680,039
 Southnews P.L.C.......................................         5,000        43,785
 Spring Ram Corp. P.L.C................................       616,000       195,881
 St. Modwen Properties P.L.C...........................        50,000        61,967
 Stanley (Charles) Group P.L.C.........................        19,200        95,025
 Stanley Leisure Organisation P.L.C....................       231,258     1,112,488
 Stat-Plus Group P.L.C.................................        58,000       108,768
 Staveley Industries P.L.C.............................       245,000       485,422
 Steel Burrill Jones Group P.L.C.......................       121,682        48,119
 Sterling Industries P.L.C.............................        76,000       407,123
 Stirling Group P.L.C..................................       193,011       157,372
 Stoddard Sekers International P.L.C...................       179,100        19,714
 Stratagem Group P.L.C.................................        70,315       103,770
 Stylo P.L.C...........................................       117,000       124,969
 *Sunleigh P.L.C.......................................     1,000,000        12,230
 Sutcliffe Speakman P.L.C..............................       360,864       141,231
 Swallowfield P.L.C....................................        15,000        53,936
 Swan (John) and Sons P.L.C............................         1,000         9,784
 Swan Hill Group P.L.C.................................       109,500       128,565
 Syltone P.L.C.........................................        50,400       103,968
 T & S Stores P.L.C....................................       158,335       737,157
 TGI P.L.C.............................................        59,560        58,275
 *Talbex Group P.L.C...................................        38,500         1,883
 Tamaris P.L.C.........................................       206,460         6,734
 *Tandem Group P.L.C...................................       327,365        46,711
 Tay Homes P.L.C.......................................        64,329       129,554
 Taylor Nelson AGB P.L.C...............................       468,475     1,038,968
 *Tele-Cine Cell Group P.L.C...........................        30,000        37,914
 Telemetrix P.L.C......................................       202,508       199,790
 Telspec P.L.C.........................................        25,000       132,495
 Tex Holdings P.L.C....................................        14,000        39,153
 Thorntons P.L.C.......................................       178,000       776,463
 Thorpe (F.W.) P.L.C...................................        24,000        56,944
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Tibbett & Britten Group P.L.C.........................       100,323  $    979,950
 Tie Rack P.L.C........................................       125,000       152,879
 Tilbury Douglas P.L.C.................................       242,957     1,135,091
 Time Products P.L.C...................................       110,242       280,445
 Tinsley Robor P.L.C...................................        60,000       144,807
 Tomkinsons P.L.C......................................        14,800        42,839
 Tops Estates P.L.C....................................        10,088        31,914
 *Torday & Carlisle P.L.C..............................        97,500        67,573
 Tottenham Hotspur P.L.C...............................       150,000       170,002
 Town Centre Securities P.L.C..........................       150,000       267,844
 *Toye & Co. P.L.C.....................................         2,000         2,120
 *Trace Computers P.L.C................................        33,552        73,043
 *Trafficmaster P.L.C..................................         2,000        19,193
 Trafford Park Estates P.L.C...........................        50,000       161,848
 Transport Development Group P.L.C.....................        19,782        98,873
 Transtec P.L.C........................................       251,525       334,284
 Trifast P.L.C.........................................         1,997        21,428
 Trinity Holdings P.L.C................................        54,000       328,017
 Try Group P.L.C.......................................       152,247        65,171
 Tunstall Group P.L.C..................................        89,000       230,036
 UK Estates P.L.C......................................        50,000        21,199
 Ugland International Holdings P.L.C...................       219,500       365,100
 Ulster Television, Ltd................................       115,602       424,155
 *Union P.L.C..........................................        47,000        60,165
 United Carriers Group P.L.C...........................        70,000        48,514
 United Industries P.L.C...............................        98,470       105,980
 Usborne P.L.C.........................................       111,066        44,374
 VCI P.L.C.............................................        90,000       129,152
 Vardon P.L.C..........................................       188,000       597,818
 Verity Group P.L.C....................................       250,000       430,100
 *Vert (Jacques) P.L.C.................................        45,000         7,705
 Vibroplant P.L.C......................................       113,500       145,292
 Victoria Carpet Holdings P.L.C........................        12,000        12,720
 *Videologic Group P.L.C...............................       311,666       376,095
 Viglen Technology P.L.C...............................        19,702         9,317
 Vitec Group P.L.C.....................................         4,500        55,403
 Volex Group P.L.C.....................................        66,801       638,348
 Vosper Thornycroft Holdings P.L.C.....................        20,000       279,341
 Vymura P.L.C..........................................        50,000       116,188
 WF Electrical P.L.C...................................        32,935       413,547
 WSP Group P.L.C.......................................        50,000       106,404
 *Wace Group P.L.C.....................................       195,000       114,476
 Waddington (John) P.L.C...............................       229,285     1,043,174
 Wagon Industrial Holdings P.L.C.......................        30,000       195,685
 Wainhomes P.L.C.......................................         6,000        13,209
 Walker Greenbank P.L.C................................       313,000       329,216
 Ward Holdings P.L.C...................................       130,000       107,056
 Wardle Storeys P.L.C..................................        58,000       530,600
 Warner Estate Holdings P.L.C..........................        70,000       307,633
 Warner Howard P.L.C...................................        63,817       197,727
 Waste Recycling Group P.L.C...........................         3,000        22,797
 *Water Hall Group P.L.C...............................         2,484         1,681
 Waterman Partnership Holdings P.L.C...................        45,000        37,058
 *Wates City of London Properties P.L.C................       230,000       352,560
 Watson & Philip P.L.C.................................       101,504       992,314
 Watts, Blake, Bearne & Co. P.L.C......................        46,295       300,465
 *Waverly Mining Finance P.L.C.........................        42,500        12,128
 Wembley P.L.C.........................................         6,053        40,124
 Wescol Group P.L.C....................................       125,000       162,052
 West Trust P.L.C......................................       145,194       129,039

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Westbury P.L.C........................................       199,052  $    860,180
 *Western Selection P.L.C..............................        35,525         7,386
 Westminster Health Care Holdings P.L.C................        12,000        59,390
 Wetherspoon (J.D.) P.L.C..............................         4,244        21,696
 Whatman P.L.C.........................................        54,387       811,508
 Whitecroft P.L.C......................................       105,000       136,980
 Widney P.L.C..........................................        39,528        35,775
 *Wiggins Group P.L.C..................................     1,076,500       256,736
 *Willoughby's Consolidated P.L.C......................         9,000        15,410
 Wilshaw P.L.C.........................................       223,409       159,388
 Wilson (Connolly) Holdings P.L.C......................        51,000       139,303
 Windsor P.L.C.........................................        83,441        19,730
 Wintrust P.L.C........................................        22,500       160,523
 Wolstenholme Rink P.L.C...............................        15,500       159,871
 Wolverhampton & Dudley Breweries P.L.C................        16,000       135,023
 Worthington Group P.L.C...............................        79,364        83,476
 Wyevale Garden Centres P.L.C..........................         5,000        27,722
 Wyko Group P.L.C......................................       155,545       440,081
 Wyndeham Motor Group P.L.C............................           338         1,284
 Wyndeham Press Group P.L.C............................        63,066       313,669
 Yates Brothers Wine Lodges P.L.C......................         2,994        25,852
 York Waterworks P.L.C.................................        17,000        79,008
 Yorklyde P.L.C........................................        25,555        44,173
 Yorkshire Group P.L.C.................................       100,804       371,504
 Young & Co's Brewery P.L.C............................        10,000        89,281
 Young & Co's Brewery P.L.C. Class A...................         8,034        84,175
 Young (H.) Holdings P.L.C.............................        49,542       133,301
 Yule Catto & Co. P.L.C................................        21,288       149,793
 Zetters Group P.L.C...................................        14,500        34,286
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $123,344,555)..................................                 169,864,690
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.4%)
 *British Pound Sterling (Cost $702,884)...............                     690,376
                                                                       ------------

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
BONDS -- (0.0%)
 Viglen Technology P.L.C. 6.375%, 09/01/00.............            32  $     85,361
 *Viglen Technology P.L.C. Floating Rate Notes, 6.98%,
   01/01/01............................................             8             0
                                                                       ------------
TOTAL BONDS
  (Cost $19,859).......................................                      85,361
                                                                       ------------
                                                            SHARES
                                                         ------------
RIGHTS/WARRANTS -- (0.0%)
 *Viglen Technology P.L.C. Entitlement Letters (Cost
   $0).................................................        19,702             0
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $124,067,298)..................................                 170,640,427
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.4%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
   06/01/98 (Collateralized by U.S. Treasury Notes
   5.25%, 01/31/01, valued at $2,421,000) to be
   repurchased at $2,378,040.
   (Cost $2,377,000)...................................  $      2,377     2,377,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $126,444,298)++....                $173,017,427
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
@Denominated in local currency.
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
FRANCE -- (28.5%)
COMMON STOCKS -- (28.5%)
  Agricole de la Crau..................................           440  $     38,243
  Agricole de la Pointe-a-Pitre........................           450        48,890
  Airfeu SA............................................           600        23,066
  Apem SA..............................................         1,000        66,842
  *Arbel SA............................................         2,280        21,608
  Assystem SA..........................................         2,657       127,681
  Aurea................................................           600         8,023
  Bail-Investissement (Societe Immobiliere pour le
    Commerce & l'Industrie)............................         2,367       389,306
  Bains de Mer et du Cercle des Etrangers a Monaco.....         4,615       630,219
  Banque de la Reunion.................................         3,948       380,759
  Banque Transatlantique...............................         3,030       137,300
  Bazar de l'Hotel de Ville SA.........................         9,950     1,230,701
  Berger Levrault SA...................................           476        97,463
  Bioblock Scientific SA...............................         1,373        79,175
  Boiron SA............................................         3,800       282,581
  Bollore Technologies SA..............................        18,366     3,760,524
  Brioche Pasquier SA..................................         2,600       321,156
  Brosse et Dupont.....................................         3,170       317,913
  Burelle SA...........................................         4,030       323,328
  But SA...............................................         7,650       478,223
  *CDE (Comptoir des Entrepeneurs SA)..................         8,713        24,175
  *CEGID SA............................................         4,500       981,569
  CFC (Cie Financiere des Cardans).....................           296        84,108
  COM 1 SA.............................................           450        16,021
  Caisse Regionale de Credit Agricole Mutuel de la
    Brie...............................................           242        15,775
  Cambodge.............................................         1,605       692,138
  Carbone Lorraine.....................................         6,649     3,034,008
  Caves & Producteurs Reunis de Roquefort..............           192        64,216
  Cegedim SA...........................................         6,400       229,994
  Centenaire-Blanzy....................................         2,207       209,900
  *Centrest (Societe Developpement Regional du
    Centre-Est)........................................         1,705           148
  Change de la Bourse SA...............................           614        25,257
  Christian Dalloz SA..................................         2,022       266,997
  Cipe France SA.......................................         7,221       274,223
  *Cofigeo (Cie Financiere Geo)........................           400        56,228
  Compagnie Financiere de CIC et de l'Union Europeene
    SA Series D........................................        10,650     1,324,403
  *Compagnie Financiere Saint-Honore...................         1,188        71,485
  *Concorde Cie d'Assurances Contre les Risques de
    Toute Nature SA....................................         2,992       848,174
  Consortium International de Diffusion et de
    Representation Sante Cider Sante...................           600        56,161
  Continentale d'Assurances SA.........................           810        84,076
  Continentale d'Entreprises SA........................        20,087       785,649
  Costimex SA..........................................           700        13,572
  Courtois SA..........................................           100        10,363
  Credit Foncier et Communal d'Alsace et de Lorraine...           840       121,028
  *Credit National.....................................         1,850       135,748
  *Cristalleries de Baccarat...........................         1,567       216,607
  *DMC (Dollfus Mieg et Cie)...........................        25,400       700,087

                                                            SHARES           VALUE+
                                                         ------------  ------------

  #Damart SA...........................................         2,290  $  1,768,378
  *Darblay SA..........................................           305        25,490
  Dassault Electronique SA.............................        17,400     2,157,997
  Deveaux SA...........................................         1,040       160,447
  Didot-Bottin.........................................           810       118,194
  Dietrich et Cie......................................        20,775     1,510,525
  Distriborg Groupe SA.................................         1,050        73,712
  Docks des Petroles d'Ambes...........................           100        11,115
  Docks Lyonnais.......................................         1,110        29,685
  *Dynaction SA........................................        10,660       365,622
  ECIA (Equipements et Composants pour l'Industrie
    Automobile)........................................        15,571     4,971,043
  EMI France SA........................................           300        90,259
  Electricite de Strasbourg............................         7,928     1,095,890
  Emin Leydier Emballages SA...........................         1,056        76,780
  *Emprunt Conjoint de Banque du Batiment et des
    Travaux Publics et de Financiere de Gestion et
    d'Investissement SA................................        29,814        37,873
  Europe 1 Communication...............................         4,782     1,131,003
  Exacompta Clairefontaine SA..........................         1,600       280,271
  *Expand SA...........................................           412       121,890
  Explosifs et de Produits Chimiques...................           524       138,822
  *FIDEI (Compagnie Financiere pour l'Immobiliere
    d'Enterprise)......................................         9,399        97,403
  Faienceries Sarreguemines Digoin et Vitry-le-Francois
    SA.................................................           330        28,682
  *Fichet-Bauche.......................................         3,515        25,631
  Fimalac SA...........................................        19,020     2,384,347
  *Financiere et Immobiliere de l'Etang de Berre et de
    la Mediterranee SA.................................           400         7,822
  Fininfo SA...........................................           976       159,057
  *Fives-Lille.........................................         8,400       687,976
  Fonciere (Cie).......................................         2,823       422,310
  Fonciere Lyonnaise SA................................         4,416       708,595
  *Fonciere Lyonnaise SA Em 98.........................            99        15,025
  Fonderies Franco Belge...............................           492        47,286
  Fraikin SA...........................................         3,284       262,379
  Francaise des Ferrailles.............................         5,288       521,484
  Francaise des Magasins Uniprix.......................         2,886       195,366
  France-Africaine de Recherches Petrolieres
    Francarep..........................................         3,864       222,820
  Frankoparis SA.......................................         4,387        63,061
  *Fromagerie F. Paul Renard...........................           200        47,637
  Fructivie SA.........................................            34         3,609
  *GCI (Groupe Chatellier Industrie SA)................         8,721         2,842
  GFI Industries SA....................................         1,369       373,212
  Galeries Lafayette SA................................         4,664     4,521,518
  Gantois Series A.....................................           647       128,475
  Gascogne SA..........................................         6,472       667,454
  Gaumont..............................................        14,292     1,177,708
  Gautier France SA....................................         1,680       111,761
  *Generale de Geophysique SA..........................        14,976     2,513,201
  *Generale de Transport et d'Industrie................        11,890       874,444
  Gevelot..............................................         1,792       375,906
  Gifrer Barbezat SA...................................           550        55,894
  Grands Moulins de Strasbourg.........................           110        36,791
  *Groupe Andre SA.....................................         5,833       695,151
  Groupe du Louvre SA..................................         6,753       541,909
  Groupe Guillin SA....................................         1,200        60,474
  Groupe Norbert Dentressangle SA......................         1,580       256,169

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Groupe Zannier SA....................................         4,100  $    118,557
  #Groupement pour le Financement de la Construction
    SA.................................................        19,075     2,104,293
  Guerbet SA...........................................         1,990        85,151
  Guitel-Etienne-Mobilor SA............................           160        11,393
  Guyenne et Gascogne SA...............................         5,200     1,946,924
  #Havas Advertising SA................................        21,196     4,481,693
  Hoteliere Lutetia Concorde...........................         2,505       212,701
  Hotels et Casinos de Deauville.......................         2,055       334,899
  ICBT Groupe SA.......................................         1,200        46,734
  IMS International Metal Service SA...................        12,630       191,051
  *Immeubles de France.................................        25,927     2,145,137
  *Immeubles de France Em 98...........................           397        32,847
  Immobanque...........................................         1,098       129,937
  Immobiliere Marseillaise.............................           656     1,278,498
  Industrie des Transports.............................           600        41,319
  Industrielle et Financiere d'Entreprise SA...........           300        14,737
  Industrielle et Financiere d'Ingenierie SA...........        28,100       850,125
  *#Infogrames Entertainment SA........................         7,750       489,656
  Informatique et Realite SA...........................         2,643       132,531
  Intertechnique SA....................................         4,150     1,161,878
  Jet Multimedia SA....................................           503       107,616
  Labinal SA...........................................         6,000     2,306,624
  Lacroix SA, Saint Herbalin...........................           593        27,634
  Laurent Bouillet.....................................           480        30,086
  *Lectra Systemes SA..................................        19,192       150,129
  Legris Industries SA.................................        29,350     1,642,937
  Locindus (Cie Financiere pour la Location d'Immeubles
    Industrials et Commerciaux)........................         1,600       229,994
  *Lucia...............................................           254         3,057
  *MRM.................................................         1,424       122,579
  Manitou BF SA........................................         2,773       459,326
  Marie Brizard & Roger International SA...............           266        34,235
  Matussiere et Forest SA..............................        13,600       176,173
  *Maxi-Livre/Profrance SA.............................         1,200         8,023
  Mediascience SA......................................           150        10,207
  Metal Deploye........................................           328        22,204
  *Metaleurop SA.......................................        58,400       605,205
  *Metrologie International............................        15,050        49,305
  Michel Thierry SA....................................           700       126,363
  Montupet SA..........................................         3,245     1,220,379
  *Mors................................................        32,445        52,604
  *Moulinex SA.........................................        48,900     1,385,403
  *Musee Grevin SA.....................................           822        15,374
  *NAF NAF SA..........................................         4,200        77,081
  Nord-Est.............................................         3,240        72,027
  *Nordon & Cie........................................           800        65,535
  *Olipar..............................................           250         2,662
  PSB Industries SA....................................         1,240       133,477
  Papiers Peints (Societe Francaise des)...............           200        31,390
  Parisienne de Chauffage Urbain.......................           200        15,715
  Paul Predault SA.....................................         2,199        58,074
  *Pier Import Europe SA...............................         2,100        29,099
  Plastic Omnium.......................................        11,036     1,682,303
  *Primisteres Reynoird SA.............................           800        53,086
  Publicis SA..........................................        20,150     2,977,317
  Radiall SA...........................................         1,340       172,014
  Rallye SA............................................        10,800       560,871
  Robertet SA..........................................           269        59,575
  *Rocamat.............................................         5,579        10,537
                                                            SHARES           VALUE+
                                                         ------------  ------------

  Rochefortaise Communication SA.......................        10,420  $  1,196,526
  *Rochette............................................        84,470       403,800
  Rougier SA...........................................         2,040       145,939
  *Rouleau-Guichard SA.................................           300        14,040
  Rue Imperiale de Lyon................................           450       571,642
  SAMSE SA.............................................         1,100       257,222
  SAT SA (SA des Telecommunications)...................         2,832     1,254,402
  SDCS (Societe Dauphin Office Technique
    d'Affichage).......................................         2,192       235,952
  *SDR de Bretagne SA..................................           714         7,638
  SERIBO (Societe d'Etudes et de Realizations pour les
    Industries du Bois)................................           450        17,676
  *SFIM (Societe de Fabrication d'Instruments de
    Mesure)............................................         2,940       508,611
  *SGE (Societe Generale d'Enterprise SA)..............         5,000       231,498
  *SOCIM (Societe Immobiliere d'Investissement)........         3,829       158,081
  SOGEPAG (Societe Exploitation de Parces et Gauges)...           379        13,937
  Sabate SA............................................           600        80,130
  Sabeton..............................................         1,350       186,837
  *Saupiquet...........................................         4,500       456,561
  Sechilienne..........................................           220        52,327
  Securidev SA.........................................         1,500        28,081
  *Selectibanque SA....................................         7,100        92,625
  Sidergie SA..........................................           800       187,873
  Signaux et d'Equipements Electroniques SA............        23,983     1,864,837
  Silic (Societe Immobiliere de Location pour
    l'Industrie et le Commerce)........................         3,064       560,278
  Skis Rossignol SA....................................        41,668       835,760
  Smoby SA.............................................           500        49,726
  Societe Financiere Immobail SA.......................         4,807       184,799
  Societe Financiere Interbail SA......................         7,000       170,824
  *Sodero (Societe de Developpement Regional de
    l'Ouest)...........................................         4,181        19,533
  Sogeparc SA..........................................         4,312       319,647
  Soie SA..............................................           390        18,252
  Solitaire Produits d'Entretien Francais Prodef.......           300        31,992
  Sommer-Allibert SA...................................        12,900       669,498
  Sophia SA............................................        11,700       539,750
  Sopra Conseil et Assistance en Informatique SA.......         1,380       456,712
  Strafor Facom SA.....................................        29,703     3,102,973
  Sucriere de Pithiviers-le-Vieil......................         1,825       948,988
  Sylea SA.............................................         4,159       394,853
  Taittinger SA........................................         2,540     2,101,535
  Tanneries de France..................................           158         7,130
  Teisseire France SA..................................           700        25,741
  *Teleflex Lionel-Dupont..............................         7,625       149,116
  Thermal de Bagnoles de l'Orne........................           245        34,808
  Touax SA.............................................         3,604       226,200
  *Trouvay et Cauvin SA................................         1,500        52,125
  Unilog SA............................................           632       231,767
  Union Generale du Nord SA............................           994        53,000
  Union Immobilere de France...........................         3,100       255,450
  Vallourec (Usines a Tubes de Lorraine Escaut et
    Vallourec Reunies).................................        31,700     2,686,364
  Vermandoise de Sucreries.............................           323       346,605

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Via Banque..........................................        20,692  $    695,178
  Viel et Cie..........................................         2,792        84,468
  Vilmorin et Cie SA...................................         2,349       257,171
  Virax................................................           954        34,602
  Virbac SA............................................         1,713       143,161
  Vulcanic SA..........................................           400        23,401
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $65,824,807)...................................                 105,837,429
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Derichebourg Finances Warrants 07/15/98.............         5,288         1,383
  *Havas Advertising SA Warrants 05/13/01..............        21,196        62,354
  *Monoprix SA Warrants 11/21/98.......................         2,886         6,898
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $131,633)......................................                      70,635
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *French Francs
    (Cost $12,431).....................................                      12,825
                                                                       ------------
TOTAL -- FRANCE
  (Cost $65,968,871)...................................                 105,920,889
                                                                       ------------
GERMANY -- (18.6%)
COMMON STOCKS -- (18.6%)
  *AGIV AG fuer Industrie & Verkehrswesen..............         8,300       232,781
  Aachener Strassenbahn und Energieversorguns AG.......           161        35,220
  Aachener und Muenchener Beteiligungs AG..............         1,718       197,550
  *Agrob AG............................................           290        80,520
  Aigner (Etienne) AG..................................           600       191,834
  *Alexanderwerk AG....................................            60         3,534
  Alsen AG, Hamburg....................................        16,400       837,115
  Alte Leipziger Versicherungs AG Series C.............         1,043       772,250
  *Amira Verwaltungs AG................................           200       117,793
  Andreae-Noris Zahn AG, Anzag.........................        27,200       939,067
  *Anterra Vermoegensverwaltungs AG....................         1,350       109,421
  Apoca Parking AG.....................................         1,650       116,615
  *Augsburger Kammgarn Spinnerei AG....................           660        14,253
  *BDAG Balcke-Duerr AG................................         3,291       664,554
  *Barmag AG...........................................         1,300       449,184
  Bayerische Handelsbank AG............................         2,380       826,356
  Berliner Elektro Holding AG..........................         7,800       206,070
  Berliner Kindl-Brauerei AG...........................           790       186,733
  Binding-Brauerei AG..................................         2,925       721,902
  Biotest AG...........................................         8,060       226,502
  Blaue Quellen Mineral und Heilbrunnen AG.............           267       179,718
  *Bochum-Gelsenkirchener Strassenbahnen AG............           224        35,809
  Boewe Systec AG......................................         3,000       126,207
  Boss (Hugo) AG.......................................           440       888,495
  *Brau und Brunnen AG.................................         4,995       593,979
  Bremer Strassenbahn AG...............................           123        22,699
  *Bremer Woll-Kaemmerei AG............................         1,996       171,186
  Brillant AG..........................................         1,310       224,115
  Buckau (Walther) AG..................................           780        84,003
  *Ceag Industrie-Aktien und Anlagen AG................         2,067       359,420
  *Computer 2000 AG....................................           547       220,912
  *Concordia Bau und Boden AG..........................        43,288       327,794
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *DLW AG..............................................         3,940  $    682,896
  DSL Holding AG.......................................         5,850       964,724
  Data Modul AG........................................         2,400       149,429
  *Deutsche Babcock AG, Oberhausen.....................         2,900       202,520
  Deutsche Hypotheken Bank AG, Hannover/Berlin.........         2,500       694,137
  Deutsche Spezialglas AG..............................         1,600       267,446
  Deutsche Steinzeug Cremer & Breuer AG................         4,360       357,058
  Deutsche Verkehrs-Bank AG............................         4,750       447,613
  *Dierig Holding AG...................................         1,500       143,034
  Doag-Holding AG......................................           750        70,255
  *Dortmunder Actien-Brauerei AG.......................         1,650        91,626
  Duerr Beteiligungs AG................................        31,750     1,308,974
  Duerrkopp Adler AG...................................           400        44,874
  Dyckerhoff & Widmann AG..............................         4,919       659,439
  Dyckerhoff AG........................................         1,475       537,781
  Eichbaum-Brauereien AG, Mannheim.....................           672        98,004
  Erlus Baustoffwerke AG...............................           297        93,292
  *Erste Kulmbacher Actien Brauerei AG.................           432        13,933
  Escada AG............................................         2,052       354,510
  *Felten & Guilleaume Energietechnik AG...............         3,250       442,985
  *Flender (A. Friedrich) AG...........................           900       184,767
  Forst Ebnath AG......................................           460         8,386
  Fraenkisches Ueberlandwerk AG, Nuernberg.............           658       158,337
  Fuchs Petrolub AG Oel & Chemie.......................         2,231       294,081
  Fuchs Petrolub AG Oel & Chemie (Stimmrechtslos)......            55         7,096
  Gerresheimer Glas AG.................................        23,800       367,121
  Gilde Brauerei AG....................................         1,200       481,268
  *Gildemeister AG.....................................         1,400       104,522
  Goldschmidt AG.......................................         3,200     1,141,581
  Hagen Batterie AG....................................           870       122,488
  Hamborner AG.........................................         2,100       500,620
  Hamburger Hochbahn AG Series A.......................         1,800       103,994
  *Harpener AG.........................................         7,100     1,346,092
  Hasen-Braeu AG.......................................           100        79,090
  Heilit & Woerner Bau AG EM 93........................           425        39,334
  Heilit & Woerner Bau AG..............................         1,701       162,201
  Heinrich Industrie & Handels AG......................           350       115,830
  Herlitz AG...........................................         3,462       217,493
  Holsten-Brauerei AG, Hamburg.........................         3,077       675,708
  *Honsel-Werke AG.....................................           350        36,319
  Horten AG............................................         3,380       455,017
  Hucke AG.............................................         8,300       204,847
  *Hutschenreuther AG..................................         4,200        78,921
  *Hypothekenbank In Hamburg AG........................         1,293       935,595
  ICN (Immobilien Consult Nuernberg AG)................           707       527,437
  IFA Hotel & Touristik AG.............................         7,000       162,947
  Iwka AG..............................................         6,224     1,513,417
  Jacobsen (W.) AG, Kiel...............................            37        50,225
  KM Europa Metal AG...................................         7,550     1,088,378
  KM Europa Metal AG Em 95.............................        10,570     1,434,796
  *KSB AG..............................................         2,387       699,582
  KWS Kleinwanzlebener Saatzucht AG....................         1,650     1,619,652
  *Kali und Salz Beteiligungs AG.......................        12,950     1,866,821
  Kampa-Haus AG........................................        12,375       360,951
  Kaufring AG..........................................         2,203       119,245
  *Kempinski AG, Berlin................................           686       219,330
  Keramag Keramische Werke AG..........................         1,300       685,442

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Kiekert AG...........................................        12,950  $    819,004
  *Kloeckner Humboldt-Deutz AG.........................        16,750       187,908
  *Kloeckner-Werke AG..................................        23,800     1,802,231
  *Kolb und Schuele AG.................................        10,000        21,034
  *Kolbenschmidt Pierburg AG, Duesseldorf..............        37,500     1,262,067
  Kraftuebertragungswerke Rheinfelden AG...............         4,684     1,313,671
  Kraftwerk Altwuerttemberg AG.........................           125        94,655
  Kromschroder (G.) AG.................................           765       139,458
  Kupferberg (Christian Adalbert) & Cie KG A.A.........           151        80,464
  Lehnkering AG........................................         1,530       244,589
  Leifheit AG..........................................        12,500       431,206
  Leonische Drahtwerke AG..............................         2,500     1,065,745
  MG Vermoegensverwaltungs AG..........................         3,734       219,919
  *MLF Holding fuer Umwelttechnologie AG...............           165             0
  *MLF Holding fuer Umwelttechnologie AG Em 95.........            33             0
  *Maihak (H.) AG......................................           143        18,048
  Main Kraftwerke AG...................................         1,172       466,752
  Mannheimer Versicherung AG...........................         2,257     1,648,323
  *Markt und Kuehlhallen AG............................         1,400       297,623
  Maternus-Kliniken AG, Bad Oyenhausen.................         2,400        44,156
  *Mauser Waldeck AG...................................         1,667       182,335
  Mittelschwaebische Ueberlandzentrale AG..............           355       195,144
  *Moenus Textilmaschinen AG...........................         5,250        42,700
  *Moksel (A.) AG......................................        15,800       140,914
  *Mueller-Weingarten AG...............................           579       112,046
  *Nak Stoffe AG.......................................         1,046         1,643
  *Neue Baumwoll-Spinnerei und Weberei Hof AG..........         1,217       195,234
  *Niedermayr Papierwarenfabrik AG.....................            60        10,972
  Norddeutsche Steingutfabrik AG.......................         5,960        94,910
  Nuernberger Hypothekenbank AG........................         2,626       876,418
  *Orenstein & Koppel AG...............................         3,778        98,541
  Otavi Minen AG.......................................           600        72,359
  Otto Reichelt AG.....................................        11,950       154,168
  Parkbrauerei AG......................................           300        32,814
  Patrizier-Braeu AG...................................            75         4,417
  *Pfaff (G.M.) AG.....................................         8,000       305,140
  Pfleiderer AG........................................         8,300       167,137
  Phoenix AG, Hamburg..................................        37,500       851,895
  Plettac AG...........................................         5,554       819,335
  Progress-Werk Oberkirch AG...........................           500        99,002
  *Reichelbraeu AG, Kulmbach...........................           550        92,552
  *Reichelt (F.) AG....................................         1,290       102,025
  Reiter Ingolstadt Spinnereimaschinen AG..............         1,200       108,369
  *Renk AG.............................................         1,940       130,582
  Rheinboden Hypothekenbank AG.........................         2,650       524,711
  Rheinmetall Berlin AG................................        45,000     1,463,997
  Rhoen Klinikum AG....................................         6,600       714,498
  *Rothenberger AG.....................................           300        16,828
  *Salamander AG, Kornwesteim..........................         5,172       939,947
  *Schmalbach-Lubeca AG................................         1,000       266,997
  *Schneider Rundfunkwerke AG..........................           623        76,880
  Schwaebische Zellstoff AG............................         1,925       291,537
  Scor Deutschland Rueckversicherungs AG...............         1,872       294,011
  Sektkellerei Schloss Wachenheim AG...................         1,512       196,337
                                                            SHARES           VALUE+
                                                         ------------  ------------

  Sinalco AG...........................................           110  $     49,978
  *Sinn AG.............................................         2,789       524,075
  Sinner AG, Karlsruhe.................................           416        89,837
  *Sixt AG.............................................           600        93,561
  Sloman Neptun Schiffahrts AG.........................            35         4,319
  Stern-Brauerei Carl Funke AG.........................         1,100        83,296
  *Stoehr & Co. AG.....................................         1,600       157,147
  *Stollwerck AG.......................................         1,018       356,884
  *Strabag AG..........................................         2,000       175,007
  *Stumpf (Otto) AG....................................         2,275        24,565
  Stuttgarter Hofbraeu AG..............................         1,800       585,599
  Sued-Chemie AG.......................................         2,186     1,226,168
  Sueddeutsche Bodencreditbank AG......................         3,344     1,303,620
  Tarkett AG...........................................        12,000       471,172
  *Terrex Handels AG...................................         1,250       286,770
  *Triton-Belco AG, Hamburg............................         1,186        50,892
  Tucher Braeu AG......................................           750        47,117
  VBH (Vereinigter Baubeschlag-Handel) AG..............         9,415       193,814
  VGT AG...............................................           293        79,545
  *VK Muehlen AG.......................................         1,312       132,540
  Varta AG.............................................         5,500     1,079,768
  Vereinigte Deutsche Nickel-Werke AG..................         1,380       325,108
  *Verseidag AG........................................         2,753       412,304
  Voegele (Joseph) AG..................................           750       117,793
  Vossloh AG...........................................         7,950       550,724
  WMF (Wuerttembergische Metallwarenfabrik AG).........         3,033       649,884
  Walter AG............................................         1,350       594,433
  *Wanderer-Werke AG...................................         1,437       219,243
  Weinig (Michael) AG..................................        23,400       695,651
  Weru AG..............................................           150        82,455
  Westag & Getalit.....................................           700       151,168
  *Wickrather Bauelemente AG...........................           445        39,937
  Wuerttembergische & Badische Versicherungs AG Series
    A/B................................................           112       170,250
  Wuerttembergische Hypothekenbank AG..................         1,613       996,143
  Wuerttembergische Lebensversicherung AG..............           443       211,959
  Wuerzburger Hofbraeu AG..............................           133        46,253
  *Zanders Feinpapiere AG..............................         4,450       374,413
  Zeag Zementwerk Lauffen-Elektrizitaetswerk Heilbronn
    AG.................................................         1,942       544,652
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $52,776,395)...................................                  68,988,344
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
  Westag & Getalit
    (Cost $38,373).....................................           260        56,148
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *German Marks
    (Cost $33,042).....................................                      33,396
                                                                       ------------
TOTAL -- GERMANY
  (Cost $52,847,810)...................................                  69,077,888
                                                                       ------------
SPAIN -- (11.3%)
COMMON STOCKS -- (11.3%)
  AGF Union y Fenix Seguros y Reaseguros SA............        26,550       382,507
  *Ahorro Familiar SA..................................         6,051        62,304
  Amper SA.............................................        28,400       726,352
  *Asturiana del Zinc SA...............................        33,100       473,591

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Azkoyen SA...........................................         5,250  $    811,882
  *BAMI SA (Inmobiliara de Construcciones y
    Terrenos)..........................................        23,634       141,353
  Banco de Andalucia...................................         2,203       503,742
  Banco de Castilla SA.................................         2,100     2,740,970
  Banco de Credito Balear SA...........................         8,856       824,644
  Banco de Galicia SA..................................         7,550     1,501,867
  Banco de Valencia....................................        51,350     1,537,293
  Banco de Vasconia SA.................................         8,900     1,179,295
  Banco Guipuzcoano SA.................................         4,817       256,584
  Banco Pastor SA, La Coruna...........................        36,200     2,009,582
  Banco Zaragozano SA..................................        37,598     1,314,433
  Bodegas y Bebidas SA.................................         9,876       452,959
  CAF (Construcciones y Auxiliar de Ferrocarriles
    SA)................................................         7,500       319,697
  *CAI (Corporacion Alimentaria Iberica SA)............        11,200             0
  *CARTEMAR (Cartera de Valores del Mar SA)............         4,016        22,161
  *CINSA (Compania de Inversiones SA)..................         1,400         8,077
  Campofrio Alimentacion SA............................        23,200     1,954,862
  *Citroen Hispania SA.................................           650        72,382
  Construcciones Lain SA...............................       202,472       651,646
  *Coporacion Financiera Reunida SA....................        60,085       869,617
  ERZ (Electricas Reunidas de Zaragoza)................        39,000     1,713,974
  Ebro Agricolas Compania de Alimentacion SA...........        45,000     1,124,145
  *El Aguila SA........................................        39,200       392,479
  Elecnor SA...........................................         6,100       241,879
  *Empresa Nacional de Celulosa SA.....................         8,200       174,497
  Energia e Industrias Aragonesas SA...................        12,340       111,726
  *Ercros SA...........................................        33,200        45,637
  *Erpo SA.............................................         3,289         1,500
  *Espanola del Zinc SA................................         9,750        84,410
  *Estacionamientos Urbanos SA.........................         4,200             0
  *Europistas Concesionaria Espanola SA................       119,698     1,040,233
  *Filo SA.............................................        38,297       156,665
  Financiera y Minera Series A/C.......................         5,200        98,629
  GESA (Gas y Electricidad SA).........................        17,000     1,376,268
  General Azucarera de Espana SA.......................        15,850     1,077,861
  *Global Steel Wire SA................................         7,083        28,039
  Grupo Anaya SA.......................................        11,114       418,662
  *Grupo Hispano-Suiza SA..............................       357,000       217,057
  Hullas del Coto Cortes...............................         8,666       200,449
  Iberica de Autopistas SA Concesionaria de Estado
    Iberpistas.........................................        45,070     1,248,014
  Inbesos SA...........................................         1,610        37,134
  Indo Internacional SA................................         5,600       315,316
  *Inmobiliaria Alcazar SA.............................         5,126        23,984
  Inmobiliaria del Sur SA..............................         1,380        62,381
  *Inmobiliaria Urbis SA...............................        37,291       524,930
  Inmobiliaria Zabalburu SA............................        23,200       352,642
  Koipe SA, San Sebastian..............................        16,800       736,107
  Koxka C.E. SA........................................         3,000       257,740
  *LSB (La Seda de Barcelona SA) Series B..............        25,200       194,019
  Lingotes Especiales SA...............................         4,140       101,233
  Marco Iberica Distribucion de Ediciones Midesa.......         5,600       123,055
  *Max Center Leisa SA.................................         3,000         5,056
  *Nicolas Correa SA...................................         1,575       156,027
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Nueva Montana Quijano SA Series B...................        80,500  $    126,617
  OCP Construcciones SA, Madrid........................        59,720     1,866,805
  Papelera de Navarra SA...............................         6,000       158,609
  *Pascual Hermanos SA.................................         7,610         4,929
  Pescanova SA.........................................        16,252       277,105
  Portland Valderrivas SA..............................         8,075     1,021,949
  Prim SA..............................................         3,100        25,609
  Prosegur Cia de Seguridad SA.........................         7,000        88,590
  *Radiotronica SA.....................................         2,137       118,350
  *Sarrio SA...........................................       105,100       510,514
  *Sindibank (Sindicato de Banqueros de Barcelona).....        10,540       170,657
  *Sotogrande SA.......................................        62,786       243,152
  Tableros de Fibras SA Series B.......................        21,876       362,877
  Tavex Algodonera SA..................................         8,800       129,690
  Transportes Ferroviarios Especiales Tranfesa.........        21,000       235,932
  Uniland Cementera SA.................................         5,750       484,502
  Unipapel SA..........................................        10,484       373,451
  Uralita SA...........................................       101,725     1,398,328
  #Vidrala SA, Alava...................................        47,040       641,956
  Viscofan Industria Navarra de Envolturas Celulosicas
    SA.................................................        46,425     2,147,672
  Zeltia SA............................................         3,664       198,558
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $21,214,113)...................................                  42,045,400
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Spanish Peseta
    (Cost $9,534)......................................                       9,832
                                                                       ------------
TOTAL -- SPAIN
  (Cost $21,223,647)...................................                  42,055,232
                                                                       ------------
ITALY -- (11.3%)
COMMON STOCKS -- (11.3%)
  Acquedotto de Ferrari Galliera SpA...................        40,000       147,313
  Aedes SpA (Sta Ligure Lombarda per Imprese &
    Costruzioni).......................................        29,000       246,784
  Allianz Subalpina SpA................................        55,125       724,833
  *Ansaldo Trasporti SpA...............................       169,533       382,144
  *Auschem SpA (In Liquidation)........................        82,000             0
  *Banca Nazionale dell'Agricoltura SpA................       170,000       309,654
  Banco di Chiavari e della Riviera Ligure SpA,
    Chiavari...........................................       120,000       464,481
  Bassetti SpA.........................................        61,500       663,379
  *Bastogi SpA.........................................     1,183,000       111,108
  *Binda SpA...........................................     1,299,375        43,638
  Boero (Bartolomeo) SpA...............................         8,925        55,375
  Bonifica dei Terreni Ferraresi e per Imprese Agricole
    Roma...............................................         8,600        99,863
  *Brioschi Finanziaria SpA, Milano....................       175,000        51,799
  CALP (Cristalleria Artistica la Piana SpA)...........        48,000       213,115
  CAMFIN (Cam Finanziaria).............................        20,500        66,513
  CEMENTIR (Cementarie del Tirreno SpA), Roma..........       436,563       603,852
  *CIGA SpA (Compagnia Italiana Grandi Alberghi).......        76,890        87,097
  CMI SpA..............................................        36,428        96,212
  Caffaro SpA Sta per l'Industria Chimica ed
    Elettrochimica.....................................       297,550       368,381
  *Calcestruzzo ed il Cemento SpA......................       464,040       845,246
  Caltagirone SpA......................................       343,085       380,815

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Cartiere Burgo SpA...................................        42,500  $    375,939
  Cementeria di Augusta SpA............................       105,000       230,106
  Cia Assicuratrice Unipol SpA.........................       199,333       981,461
  Comau SpA............................................       121,500       418,417
  Condotta Acque Potabili SpA, Torino..................        28,000       143,443
  Credito Emiliano SpA, Milano.........................        73,500       242,239
  *Cucirini SpA........................................        30,000        40,642
  *Dalmine SpA.........................................     1,976,700       789,870
  #Danieli & C.Officine Meccaniche SpA.................        66,500       605,647
  *Dataconsyst C.G.S. SpA, Monza.......................           220             0
  *Del Favero SpA......................................        86,000             0
  *FIAR (Fabbrica Italiana Apparecchiature
    Radioelettriche SpA)...............................        19,990        79,139
  *FMC (Fabbrica Milanese Condutorri SpA)..............        25,000             0
  *#FONSPA (Credito Fondiaro e Industriale Istituto per
    i Finanziamenti a Medio e Lungo Termine SpA).......       171,500       606,712
  Falck (Acciaierie & Ferriere Lombarde)...............       241,200     1,633,811
  Finarte Casa d'Aste SpA (Milano).....................        56,266        63,735
  Finarte Partecipazioni Pro Arte SpA..................       162,693       152,710
  *Fincasa 44 SpA......................................       150,036        45,861
  *Finrex Finanziaria Immobiliaria SpA (In
    Liquidation).......................................        36,000             0
  *Firs-Italiana de Assicurazioni Compagnia di
    Assicurazioni Eriassicurazioni (In Liquidation)....        90,000             0
  *Fochi (Filippo) SpA.................................       216,000             0
  *Fornara Societa Finanziaria e di Participazioni
    SpA................................................       310,000             0
  *Gabetti Holding SpA.................................        55,000       112,548
  *Gerolimich SpA (In Liquidation).....................       297,400             0
  Gewiss SpA...........................................        76,000     1,730,419
  *Gottardo Ruffoni SpA................................       279,832             0
  *Grassetto SpA.......................................       279,125             0
  Gruppo Editoriale l'Espresso SpA, Roma...............       126,675     1,153,688
  ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)........        34,500       263,149
  Immobiliare Metanopoli SpA...........................     1,062,500     1,391,023
  *Impregilo SpA.......................................       532,000       560,223
  Industria Macchine Automatique SpA...................        23,000       162,341
  Industrie Zignago S. Margherita SpA..................        52,000       671,903
  Ipi SpA..............................................       141,400       295,388
  Linificio & Canapificio Nazionale SpA................        88,000        52,095
  Maffei SpA...........................................        52,500        96,674
  Magneti Marelli SpA..................................       431,666     1,099,559
  *Mandelli SpA........................................        41,000             0
  Manifattura Lane Gaetano Marzotto & Figli SpA........       138,000     2,120,901
  Marangoni SpA, Rovereto..............................        34,303       123,013
  Merloni Elettrodomestici SpA.........................       155,000     1,172,558
  #Milano Assicurazioni SpA............................       396,057     1,803,538
  *Monrif SpA..........................................       210,000       223,531
  *Montefibre SpA, Milano..............................       275,267       269,188
  *NAI SpA (Navigazione Alta Italia)...................       139,760        53,142
  *Necchi SpA..........................................       131,400        89,754
  *Perlier SpA.........................................       100,700        41,271
  Pininfarina SpA......................................        62,570     1,460,251
  *Poligrafici Editoriale SpA..........................       226,000       720,401
  *Premafin Finanziaria SpA............................       895,000       774,362
  Ratti SpA............................................       128,400       395,403
                                                            SHARES           VALUE+
                                                         ------------  ------------

  Recordati Industria Chimica E Farmaceutica SpA.......        24,000  $    252,732
  *#Reno de Medici SpA, Milano.........................       100,500       363,260
  Risanamento di Napoli SpA............................        22,200       379,730
  Riva Finanziaria SpA.................................        47,600       222,177
  *Rodriquez SpA.......................................        41,250             0
  SAES Getters SpA.....................................        14,750       251,878
  SISA (Societa Imballaggi Speciali Asti SpA)..........        65,000        63,305
  *SMI STA Metallurgica Italiana SpA...................       565,280       424,732
  *SOPAF (Societa Partecipazioni Finanziarie SpA)......        85,000        77,897
  Safilo (Sta Azionaria Fabbrica Italiana Lavorazione
    Occhiali SpA)......................................        35,100     1,318,647
  #Saiag SpA (Industrie Articoli Gomma)................        30,000       302,254
  *Schiapparelli 1824 SpA, Milano......................        15,000         4,696
  *Simint SpA..........................................        79,988       835,485
  Snia BPD SpA.........................................       131,200       179,235
  Sogefi SpA...........................................       182,500       675,233
  #Sondel Nordelettrica SpA............................       573,892     1,764,012
  Sorin Biomedica SpA..................................       275,610     1,305,257
  *Stayer SpA..........................................        22,500        26,896
  *Stefanel SpA........................................       180,800       480,610
  *Tecnost SpA.........................................       150,000       456,796
  Terme Demaniali di Acqui SpA.........................        39,900        43,607
  *Tripcovich (D.) & Co. SpA Navigazione Rimorchi e
    Salvataggi Trieste.................................       113,898             0
  UNICEM (Unione Cementi Marchini Emiliane e di
    Augusta-Casale)....................................       108,600     1,185,649
  *Unione Manifatture SpA (In Liquidation).............       156,000             0
  *Unipar (Unione Nazionale di Participazione SpA) (In
    Liquidation).......................................       539,000             0
  Vianini Industria SpA................................       101,000        86,811
  Vianini Lavori SpA...................................       316,000       880,476
  Vittoria Assicurazioni SpA...........................        51,500       293,147
  Zucchi (Vincenzo) SpA................................        89,000       906,819
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $33,025,707)...................................                  41,988,998
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Italian Lira
    (Cost $5,046)......................................                       5,067
                                                                       ------------
TOTAL -- ITALY
  (Cost $33,030,753)...................................                  41,994,065
                                                                       ------------
SWITZERLAND -- (11.1%)
COMMON STOCKS -- (11.1%)
  AFG Arbonia Foster Holding AG, Arbon.................           522       397,158
  *Accumulatoren-Fabrik Oerlikon, Zuerich..............            30        18,615
  Afipa SA, Vevey......................................            20         3,760
  Afipa SA, Vevey Series A.............................            80        15,149
  Aletsch AG, Moerel...................................            50       132,149
  #Ascom Holding AG, Bern..............................           907     1,852,485
  Attisholz Holding AG, Attisholz......................         1,079       649,459
  BHB Beteiligungs und Finanzgesellschaft..............           150        22,825
  BKW FMB Energie AG, Bern.............................           600       746,637
  Bank Sarasin & Cie Series B, Basel...................           274       497,178
  Banque Cantonale de Geneve...........................           840       283,763

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Banque Cantonale du Jura............................           450  $     48,846
  Banque Privee Edmond de Rothschild SA, Geneve........           120       673,597
  Basellandschaftliche Kantonalbank....................           500       169,414
  Basler Kantonalbank (Participating)..................           500       226,561
  Bobst SA, Prilly.....................................           100       189,364
  Bobst SA, Prilly (Namen).............................            90        85,214
  Bon Appetit Holding AG...............................           250       189,364
  Bossard Holding AG, Zug..............................           635       450,924
  Bucher Holding AG, Niederweningen....................           671       946,170
  CKW (Centralschweizerische Kraftwerke), Luzern.......           670       575,465
  CKW (Centralschweizerische Kraftwerke), Luzern
    (Participating)....................................         1,500       124,778
  Calida Holding AG, Oberkirch.........................            99       128,886
  Canon (Schweiz) AG, Dietlikon........................         3,706       275,701
  Carlo Gavazzi Holding AG, Baar Series B..............            83        88,971
  Chocoladefabriken Lindt & Spruengli AG, Kilchberg....            16       424,176
  Coop Bank, Basel.....................................           941       668,220
  Crossair AG fuer Europaeischen Regionalluffverkehr...           619       416,538
  Crossair AG fuer Europaeischen Regionalluftverkehr,
    Basel (Genusschen).................................           330        87,040
  Daetwyler Holding AG, Atldorf........................           348       743,715
  Danzas Holding AG....................................         1,952       558,420
  *Distefora Holding SA, Jegenstorf....................         4,840        58,919
  EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
    Laufenberg.........................................         8,390     1,557,560
  ESEC Holding SA, Cham................................            65       145,726
  Edipresse SA, Lausanne...............................           432       143,160
  Edipresse SA, Lausanne (Nominal).....................         1,310        87,267
  *Eichof Holding AG...................................           188       190,717
  Eisenbahngesellschaft Brig-Visp-Zermatt..............           370        82,076
  Energie Electrique du Simplon SA.....................           350        63,911
  *Escor AG, Duedingen.................................           496         7,380
  Feldschloesschen-Huerlimann Holding AG,
    Rheinfelden........................................         1,462       672,352
  Feldschloesschen-Huerlimann Holding AG, Rheinfelden
    (Participating)....................................           350        61,070
  Financiere Michelin, Granges-Paccot..................           637       407,110
  Financiere Tradition, Lausanne.......................            50        70,335
  Forbo Holding AG, Eglisau............................         1,100       628,622
  Fotolabo SA, Ropraz..................................         1,200       427,693
  Fuchs Petrolub AG....................................         2,001       253,740
  Fuchs Petrolub AG Non-Voting Preferred...............         2,001       253,740
  *Galenica Holding AG, Bern Series B..................           405       249,251
  Generale d'Affichage, Geneve.........................           290       119,638
  #Generali (Switzerland) Holdings, Adliswil...........         1,670       508,241
  Golay-Buchel Holding SA, Lausanne....................            40        36,520
  Gornergrat Monte Rasa-Bahnen Zermatt.................            70        85,214
  Gurit-Heberlein AG, Wattwil SG.......................           225       881,052
  HPI Holding SA, Yverdon-les-Bains....................           200        45,989
  Hero, Lenzburg.......................................           660       470,909
  Hero, Lenzburg (Namen)...............................           400        64,384
  Hilti AG, Schaan (Participating).....................           600       547,804
  Industrieholding Cham AG, Cham.......................           216       189,906
                                                            SHARES           VALUE+
                                                         ------------  ------------

  Jelmoli Holding AG, Zuerich..........................         1,521  $  1,851,579
  Jelmoli Holding AG, Zuerich (Namen)..................         2,835       697,903
  Kardex AG, Zuerich...................................           693       234,339
  Kardex AG, Zuerich (Participating)...................           610       200,084
  *Keramik Holding AG Laufen, Laufen...................           600       344,914
  Kraftwerk Laufenburg, Laufenburg.....................         8,265     1,565,097
  Kuehne & Nagel International AG, Schindellegi........           162       136,951
  Lem Holding SA, Plan-les-Ovates......................           270        67,563
  Loeb Holding AG, Bern (Participating)................           620       107,343
  *Logitech International SA, Apples...................         4,805       727,917
  *Maag Holding AG, Zuerich............................           820       155,279
  *Mikron Holding AG, Biel.............................         1,224       314,561
  Moevenpick-Holding, Zuerich..........................         1,320       754,347
  Moevenpick-Holding, Zuerich (Participating)..........           443       238,183
  *Netstal-Maschinen AG, Nafaels.......................             2         1,353
  Nokia-Maillefer Holding SA...........................           277        76,808
  *Omnium Geneve SA, Geneve............................           110         6,100
  Orell Fuessli Graphische Betriebe AG, Zuerich........           240       219,122
  Oz Holding, Zuerich..................................           440       523,728
  *Parco Industriale e Immobiliare SA, Giornico........           600         4,667
  Phoenix Mecano AG, Stein am Rhein....................         2,749     1,803,379
  *Phonak Holding AG Series B..........................           230       217,769
  *Porst Holding AG, Jegenstorf........................         1,844       261,891
  Publicitas Holding SA, Lausanne......................         2,199       701,952
  Sarna Kunststoff Holding AG, Sarnen..................           176       333,281
  Schweizerhall Holding AG, Basel......................           140       151,492
  Schweizerische National Versicherungs Gesellschaft,
    Basel..............................................           132       316,915
  Siegfried AG, Zofingen...............................           856     1,227,298
  Sig Schweizerische Industrie-Gesellschaft Holding AG,
    Neuhausen AM Rheinfall.............................           320       304,065
  *Sihl Zuercher Papierfabriek an der Sihl, Zuerich....            10         7,439
  Sika Finanz AG, Baar.................................           800       345,725
  Sika Finanz AG, Baar (Namen).........................           750        51,230
  Sopracenerina........................................         2,409       228,497
  *Suedelektra Holding AG, Zug.........................           850       698,451
  Swisslog Holding AG..................................         2,500       262,067
  *Tege SA.............................................         1,800       202,079
  UMS Schweizerische Metallwerke Holding AG, Bern......         2,560       306,446
  Unigestion Holding, Geneve...........................         2,891       229,735
  Usego Hofer Curti AG, Volketswil.....................         2,040       521,510
  Vaudoise Assurances Holding, Lausanne................            45       152,168
  Villars Holding SA, Fribourg.........................           150        25,513
  *Von Moos Holding AG, Luzern.........................         7,000       142,023
  Von Roll Holding AG, Gerlafingen.....................        32,024     1,093,723
  Vontobel Holding AG, Zuerich.........................           286       406,187
  WMH Walter Meier Holding AG, Staefa..................            50        52,413
  Zehnder Holding AG...................................           193       120,867
  Zellweger Luwa AG, Uster.............................           804       690,558
  *Zschokke Holding SA, Geneve.........................           230        73,108
  *Zueblin Holding AG, Zuerich.........................           700        16,404

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Zuercher Ziegeleien Holding, Zuerich.................         1,415  $  1,325,399
  Zuger Kantonalbank...................................           500       743,932
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $24,846,708)...................................                  41,242,182
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Bon Appetit Holding AG Rights 10/29/98..............           250         6,932
  *Suedelektra Holding AG, Zug Rights 06/08/98.........           850        18,683
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      25,615
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Swiss Francs
    (Cost $13,582).....................................                      13,482
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $24,860,290)...................................                  41,281,279
                                                                       ------------
NETHERLANDS -- (7.9%)
COMMON STOCKS -- (7.9%)
  *A.I.R. Holdings NV..................................         1,356        38,809
  ACF Holding NV (Certificate).........................        12,757       282,560
  Aalberts Industries NV...............................        24,593       751,593
  Atag Holding NV......................................         4,476       309,008
  Athlon Groep NV......................................         4,350       777,296
  Athlon Groep NV (Certificate)........................         2,500       446,100
  *Bam Groep NV........................................         5,140       461,277
  Batenburg Beheer NV..................................         1,000       117,467
  Beers NV.............................................        16,625       976,442
  Begemann Groep NV....................................        11,451       158,450
  *Begemann Groep NV Series B..........................        13,451        80,341
  Bijenkorf Beheer KBB NV, Amsterdam...................         1,021        74,552
  Boskalis Westminster NV..............................        46,207       754,370
  Cindu International NV...............................         3,500       292,671
  Content Beheer.......................................        12,043       386,032
  Delft Instruments NV.................................        12,808       249,265
  Econosto NV..........................................        16,811       255,209
  Eriks Holdings NV....................................         4,000       282,716
  Flexovit International NV............................        12,159       116,804
  GTI Holding..........................................        18,535       733,436
  Gamma Holding NV.....................................        14,338       813,572
  Gemeenschappeljk Bezit Crown van Gelder NV...........        12,000       212,037
  Geveke NV............................................         7,603       450,334
  Grolsche NV..........................................        32,100       899,531
  Hoek's (W.A.) Machine & Zuurstoffafabriek NV.........        14,850     1,191,501
  *Hollandia Industriele Maatschappij NV...............           500        34,344
  Hollandsche Beton Groep NV...........................        50,470     1,070,153
  Internatio-Mueller NV................................        27,400       988,761
  Kas-Associatie NV....................................         7,730       630,995
  Kempen & Co. NV......................................        20,548     1,454,360
  Koninklijke Ahrend NV................................        31,344     1,007,836
  Koninklijke Frans Maas Groep NV......................        11,215       421,453
  Koninklijke Ten Cate NV..............................         9,707       415,515
  Koppelpoort Holding NV...............................           250        32,353
  *Krasnapolsky Hotels & Restaurants NV................         3,230       158,359
  Landre & Glinderman NV...............................         2,171        91,850
  MacIntosh NV.........................................        15,053       421,078
  NBM-Amstelland NV....................................        58,192     1,862,417
  NKF Holding NV.......................................        13,117       368,881
                                                            SHARES           VALUE+
                                                         ------------  ------------

  Nagron Nationaal Grondbezit NV.......................        15,316  $    434,533
  Nederlandsche Apparatenfabriek.......................        14,000       452,944
  Nedlloyd Groep NV, Rotterdam.........................        22,900       507,222
  Norit NV.............................................        24,731       306,509
  Otra NV..............................................        23,000       423,577
  Polynorm NV..........................................         3,545       369,660
  Reesink NV...........................................         2,050       122,444
  Roto Smeets de Boer NV...............................         1,000        47,634
  Rubber Cultuur Maatschappij Amsterdam NV.............        40,800       107,631
  Samas-Groep NV, Zaandam..............................         8,845       658,176
  Schuitema NV, Amersfoort.............................           300       694,348
  Schuttersveld NV.....................................        20,596       562,805
  Smit Internationale NV...............................        18,080       526,450
  *Sphinx NV...........................................        18,968       273,793
  *Textielgroep Twenthe NV.............................         1,000        29,864
  *Tulip Computers NV..................................        11,467        26,540
  Twentsche Kabel Holding NV...........................        16,270       615,466
  Ubbink NV............................................         1,500        44,050
  Unique International NV..............................        10,477       350,958
  Van der Mollen Holding NV............................        17,312     1,253,756
  Van Dorp Groep NV....................................         3,261        74,826
  *Van Heek-Tweka NV...................................         3,880        27,037
  Vredestein NV........................................        15,514       175,288
  Wegener Arcade NV ...................................        69,015     1,277,877
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,445,506)...................................                  29,433,116
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Netherlands Guilder
    (Cost $13,012).....................................                      12,976
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $12,458,518)...................................                  29,446,092
                                                                       ------------
SWEDEN -- (6.9%)
COMMON STOCKS -- (6.9%)
  Active I Malmoe AB Series A..........................         4,160       105,183
  Active I Malmoe AB Series B..........................         4,160       105,714
  Allgon AB Series B...................................        65,400       793,392
  Alma Industri & Handel AB Series B...................         5,200       120,854
  *Althin Medical AB Series B..........................         4,800        50,875
  *Anders Dioes AB.....................................        28,800       176,899
  Angpannefoereningen AB Series B......................        10,800       179,289
  *Argonaut AB Series A................................        81,000       124,123
  *Argonaut AB Series B................................       383,140       592,011
  B & N Bylock & Nordsjoefrakt AB Series B.............        41,800       153,195
  BPA AB Series A......................................        74,000       177,655
  BPA AB Series B......................................        56,700       140,466
  BTL AB Series B......................................       136,700       792,521
  Beijer AB Series B...................................        11,700       206,182
  Benima Ferator Engineering AB........................        13,400        52,019
  Berg (C.F.) & Co. AB Series B........................         6,200        24,544
  Bilspedition AB Series A.............................        88,300       484,859
  Bong Ljungdahl AB....................................         6,000        55,932
  Boras Waefveri AB Series B...........................         8,600        63,147
  Caran AB Series B....................................         5,200        60,759
  Carbo AB.............................................        11,100       296,248
  Catena AB Series A...................................        66,700       800,646
  Celsius Industrier AB Series B.......................        60,100     1,557,963
  Concordia Maritime AB Series B.......................        37,300        96,216
  Eldon AB Series B....................................        21,600       386,161
  Enator AB............................................        60,100     1,895,650
  Enea Data AB Series B................................         2,000       158,602

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Esselte AB Series A..................................        40,100  $    896,126
  Esselte AB Series B..................................        34,500       810,632
  *Evidentia Fastigheter AB Series A...................        16,120        68,754
  *Evidentia Fastigheter AB Series B...................         1,000         4,201
  FFNS Gruppen AB Series B.............................        23,450       238,066
  *Fagerlid Industrier AB..............................         8,600        41,732
  Fastighets AB Tornet.................................        10,800       176,531
  *Fastighits AB Celtica...............................         5,800        32,589
  Finnveden AB.........................................        18,100       422,977
  *Firefly AB..........................................         8,400         9,654
  *Frontec AB Series B.................................        18,200       198,712
  Garphyttan Industrier AB.............................        39,000       669,844
  Getinge Industrier AB Series B.......................        39,736       811,878
  Geveko AB Series B...................................         8,300       124,538
  Gorthon Lines AB Series B............................        41,800       242,870
  Gullspangs Kraft AB Series B.........................         7,500       120,675
  Hexagon AB Series B..................................         3,572       108,105
  ICB Shipping AB Series B.............................        61,500       620,424
  *Intelligent Micro Systems Data AB...................         3,400        19,581
  Iro AB...............................................        11,800       170,274
  JP Bank Series A.....................................        14,000        82,238
  JP Bank Series B.....................................         8,000        47,504
  *Jacobson and Widmark AB.............................        13,400        56,468
  *Kjessler & Mannerstrale AB..........................         8,500        37,990
  *Klippans Finpappersbruk AB..........................         5,800        20,368
  *#Lifco AB Series B..................................         7,947        44,652
  Lindex AB............................................        16,100       657,904
  #Marieberg Tidnings AB Series A......................        51,900     1,574,047
  Meda AB Series A.....................................         2,100        20,783
  Monark Stiga AB......................................        21,700       152,408
  NCC AB Series A......................................         3,000        36,394
  NCC AB Series B......................................        54,400       659,947
  NH Nordiska Holding AB...............................        17,000        39,076
  Nobelpharma AB.......................................        45,460       685,012
  Nolato AB Series B...................................        30,600       425,926
  OEM International AB Series B........................         7,100       135,093
  Om Gruppen AB........................................        55,200     1,127,835
  Piren AB.............................................        13,488       102,483
  Platzer Bygg AB Series B.............................        36,000        61,602
  Prifast AB...........................................        19,000       186,823
  Rottneros Bruk AB....................................       366,600       287,908
  *Scandiaconsult AB...................................        14,300        74,870
  Scribona AB Series A.................................        40,100       537,676
  Scribona AB Series B.................................        31,700       414,925
  Segerstroem & Svensson AB Series B...................        15,200       139,754
  *Skandigen AB, Series A..............................        13,300        42,800
  Solitair Kapital AB..................................        90,000        80,450
  Spendrups Bryggeri AB Series B.......................        19,900       149,931
  *#Stena Line AB Series B.............................       128,000       424,981
  Svedala Industri.....................................        60,000     1,478,752
  *Tivox AB Series B...................................         7,200        21,147
  Wallenstam Byggnads AB Series B......................        16,700       122,623
  Westergyllen AB Series B.............................         4,300       109,821
  Wihlborg & Son AB Series B...........................        83,500       119,424
  Zeteco AB Series B...................................        10,400       224,443
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $17,341,125)...................................                  25,823,326
                                                                       ------------
BELGIUM -- (3.5%)
COMMON STOCKS -- (3.5%)
  *Abfin SA............................................         2,560             0
  Afrifina.............................................         3,480       596,660
  BMT NV...............................................         2,040       441,372
  *Banque Belgo-Zairoise Belgolaise SA.................         1,155       396,059
                                                            SHARES           VALUE+
                                                         ------------  ------------

  Banque Nationale de Belgique.........................           710  $  1,170,950
  Belge des Betons.....................................           425       263,713
  Belgo Katanga NPV....................................           408       326,449
  Belgo Katanga NPV VVPR...............................           136       107,521
  #Bernheim-Comofi SA..................................         5,295       400,607
  CFE (Compagnie Francois d'Entreprises)...............         2,080       696,267
  CMB (Cie Martime Belge)..............................           500        38,305
  Carrieres Unies Porphyre.............................            20        20,792
  Chimique et Metallurgique Campine, Beerse............           370        50,952
  City Hotels SA.......................................         1,290       166,408
  #Cofinimmo SA........................................         4,330       471,363
  Cokeries & Houilleres d'Anderlues....................           100         8,110
  Commerciale de Brasserie SA COBRHA...................           115        57,665
  Creyf's SA...........................................         1,500       391,895
  Creyf's SA V.V.P.R...................................           300             8
  Deceuninck Plastics Industries SA....................         6,370     1,898,283
  *Electrorail SA (Reunies d'Electricite & de
    Transports)........................................        11,416        20,195
  Engrais Rosier SA....................................           655        89,129
  Floridienne NV.......................................         2,033       143,853
  Ford Motor Co. SA Belgium............................         1,110       202,397
  *Forges de Clabecq SA................................         3,460           282
  *Franki NV (Cie Internationale des Pieux Armes
    Frankignoul SA)....................................         5,875        24,303
  Glaces de Charleroi..................................            70       320,048
  Ibel.................................................         2,655       202,316
  *Immobel (Cie Immobiliere de Belgique SA)............        10,600       750,044
  *Intercomfina SA.....................................        11,000           898
  Mecaniver SA, Bruxelles..............................           128        59,133
  Metiers Automatiques Picanol.........................           403       290,642
  *PCB SA Bruxelles....................................         6,504        50,447
  *Papeteries de Catala SA.............................           315        52,208
  Plantations Nord-Sumatra SA..........................           650        78,719
  *Recticel SA.........................................         8,450       106,934
  SABCA (Sa Belge de Constructions Aeronautiques)......         4,280       256,256
  *SCF SA..............................................         2,850        14,504
  *SIPEF (Societe Internationale de Plantations & de
    Finance) Strip VVPR................................           370            40
  SIPEF (Societe Internationale de Plantations & de
    Finance), Anvers...................................         1,545       269,522
  Sait Radioholland....................................         6,088       173,306
  Sait Radioholland (Precompte Reduit).................           152         4,426
  Sapec SA.............................................         3,635       192,906
  *Sapec SA VVPR.......................................            75            59
  Sidro................................................         4,040       324,348
  Spadel NPV...........................................           325       390,942
  Surongo SA...........................................            20         4,300
  Telinfo SA...........................................         6,948       684,503
  Telinfo SA V.V.P.R...................................         1,158            63
  Ter Beke NV..........................................         2,212       270,897
  UNIBRA...............................................         1,600       126,277
  Uco Textiles NV......................................         2,124       357,232
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,080,570)....................................                  12,964,508
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Immobel (Cie Immobiliere de Belgique SA) Rights
    05/08/98
    (Cost $0)..........................................        10,600        30,463
                                                                       ------------

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Belgian Francs
    (Cost $2,851)......................................                $      2,908
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $8,083,421)....................................                  12,997,879
                                                                       ------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
  Aarhus Oliefabrik A.S. Aeries A......................           640        33,923
  Alm Brand A.S. Series B..............................         2,000        66,257
  Amtssparekassen Fyn A.S..............................           388        25,879
  Bang & Olufsen Holding A.S. Series B.................         2,437       156,086
  Broedrene Hartmann A.S. Series B.....................           121        20,458
  Coloplast A.S. Series B..............................         2,187       205,763
  *Crisplant Industries A.S............................           960        49,472
  DFDS A.S., Copenhagen................................           100        95,822
  Dampskibsselsk et Torm A.S...........................           360        22,739
  Danske Traelastko....................................           896        94,986
  Dv Industri A.S......................................           440        18,464
  *East Asiatic Co., Ltd...............................         4,283        39,098
  Ejendamsselskabet Norden A.S.........................           958        55,011
  Falck A.S............................................         2,370       134,347
  Fih A.S. Series B....................................         3,090        74,159
  Fluegger A.S. Series B...............................           658        23,736
  GN Great Nordic, Ltd.................................        15,000       397,121
  Hoejgaard Holding A.S. Series B......................           126        20,036
  *Holm (Jacob) & Sonner Series B......................         2,254        31,528
  Incentive A.S........................................         1,085        64,700
  Kansas Ehrvervsbeklaedning Odense A.S. Series B......           688        35,455
  *Kjobenhavns Sommer Tivoli A.S.......................            30         7,702
  Korn-Og Foderstof Kompagnet A.S......................         2,428        60,059
  Lauritzen (J.) Holding Series B......................           483        46,225
  Marius Peder Series B................................            76        16,114
  Martin Gruppen A.S...................................           318        10,067
  Neg Micon A.S........................................           536        59,584
                                                            SHARES           VALUE+
                                                         ------------  ------------

  Nordiske Kabel og Traadfabrikker Holding A.S.........         1,498  $    123,515
  Per Aarsleff A/S Series B............................           425        24,405
  Radiometer A.S. Series B.............................         1,803        76,721
  Sanistal A.S. Series B...............................            88        13,799
  Sas Danmark A.S......................................         9,400       174,388
  Schouw & Co. Series B................................           340        33,040
  Spar Nord Holding....................................         1,103        58,790
  Superfos A.S.........................................         6,178       175,814
  Sydbank A.S..........................................         1,742        98,748
  Thorkild Kristensen..................................           527        48,496
  *Topdanmark A.S......................................           784       138,521
  Vest-Wood A.S........................................           396        39,065
  Wessel & Vett Magasin du Nord A.S. Series C..........           602        39,443
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,543,494)....................................                   2,909,536
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Danish Krone
    (Cost $2,673)......................................                       2,674
                                                                       ------------
TOTAL -- DENMARK
  (Cost $2,546,167)....................................                   2,912,210
                                                                       ------------
UNITED STATES -- (0.1%)
COMMON STOCKS -- (0.1%)
  *Forcenergy, Inc.
    (Cost $165,312)....................................        17,202       320,387
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $238,525,914)++................................                $371,829,247
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
PORTUGAL -- (15.6%)
COMMON STOCKS -- (15.3%)
 BCP (Banco Comercial Portugues SA)....................       156,339  $  5,182,450
 *BCP (Banco Comercial Portugues SA) Em 98.............        30,918     1,008,796
 Banco Espirito Santo e Comercial de Lisboa............        96,900     3,414,469
 *Banco Espirito Santo e Comercial de Lisboa Em 98.....        12,112       416,833
 Banco Pinto & Sotto Mayor SA..........................       116,100     2,827,888
 Banco Totta & Acores SA...............................        62,600     2,319,407
 Cimpor Cimentos de Portugal SA........................        28,685     1,099,762
 *Companhia de Seguros Mundial Confianca SA............        50,700     1,563,099
 Companhia de Seguros Tranquilidade SA.................        20,500       685,393
 Corticeira Amorim Sociedad Gestora Participacoes
   Sociais SA..........................................        15,000       325,569
 EFACEC (Empresa Fabril de Maquinas Electricas)........        10,500       115,100
 Engil Sociedade Gestora de Participacoes Sociais SA...        15,200       175,702
 *Filmes Lusomundo SA..................................         8,300       125,103
 *Inparsa Industrias e Participacoes S.G.P.S. SA.......        26,162     1,194,604
 Investimentos Participacoes e Gestao SA Inapa.........        22,300       285,885
 Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................        78,595     3,551,743
 *Lusotur Sociedad Financeira de Turismo SA............         5,500        87,391
 Mague-Gestao e Participacoes SA.......................         5,200       198,010
 Modelo Continente SGPS SA.............................        39,000     3,033,428
 Portucel Industrial Empresa Produtora de Celulose
   SA..................................................        40,200       348,569
 Portugal Telecom SA...................................        66,928     3,521,560
 Salvador Caetano Industrias Metalurgicas e Veiculos de
   Transporte SA.......................................         8,164       210,309
 *Sociedad Construcoes Soares da Costa SA..............         9,730        90,394
 Sociedade de Investimento e Gestao SGPS SA............        24,700       676,221
 *Sonae Industria-Sociedade Gestora de Participacoes
   Sociais SA..........................................        32,483       549,068
 Sonae Investimentos Sociedade Gestora de Participacoes
   Sociais SA..........................................        41,700     2,399,835
 Uniceruniao Cervejeira SA.............................        20,400       467,260
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,108,887)...................................                  35,873,848
                                                                       ------------

                                                               SHARES        VALUE+
                                                         ------------  ------------

RIGHTS/WARRANTS -- (0.3%)
 *Banco Espirito Santo e Comercial de Lisboa Rights
   06/23/98
   (Cost $0)...........................................        96,900  $    682,894
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Portuguese Escudos
   (Cost $5,869).......................................                       5,991
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $14,114,756)...................................                  36,562,733
                                                                       ------------
ISRAEL -- (11.3%)
COMMON STOCKS -- (11.3%)
 *Africa-Israel Investments, Ltd.......................         2,840       179,519
 *Africa-Israel Investments, Ltd.......................           155        89,621
 Agis Industries (1983), Ltd...........................        21,736       151,075
 American Israeli Paper Mills, Ltd.....................         3,291       131,660
 Bank Hapoalim B.M.....................................     1,196,240     3,676,015
 *Bank Leumi Le-Israel.................................     1,373,369     2,773,466
 Bezek, Ltd............................................       701,438     2,249,552
 *Blue Square Chain Stores Properties Investment.......        29,303       359,227
 CLAL Electronics Industries, Ltd......................         3,579       548,440
 CLAL Industries, Ltd..................................       135,350       759,261
 CLAL Insurance, Ltd...................................        38,684       461,527
 CLAL Israel, Ltd......................................     2,960,726       874,986
 Delek Isreal..........................................         8,643       420,982
 *Elbit Medical Imaging................................        17,319       138,384
 Elbit Systems, Ltd....................................        17,319       232,693
 Elbit, Ltd............................................        17,320        49,717
 *Elite Industries, Ltd................................         5,700       184,050
 Elron Electronic Industries, Ltd......................        19,701       339,098
 First International Bank of Israel....................         3,472       547,244
 First International Bank of Israel....................           486       375,625
 IDB Bankholding Corp., Ltd............................        36,578       913,849
 IDB Development Corp., Ltd. Series A..................        43,928     1,144,347
 Industrial Building Corp., Ltd........................       277,150       462,619
 Israel Chemicals, Ltd.................................     1,165,326     1,476,412
 *Israel Corp. Series A................................         5,500       424,415
 Koor Industries, Ltd..................................        16,466     2,059,129
 *Leumi Holdings Insurance.............................       279,107       187,882
 *Makhteshim Chemical Works, Ltd.......................        56,129       465,382
 Matav Cable Israel....................................        19,027       193,163
 Osem Investment, Ltd..................................        77,343       384,340
 Property and Building Corp., Ltd......................         3,973       356,592
 Super-Sol, Ltd. Series B..............................       192,400       676,531
 Tadiran, Ltd..........................................        17,306       693,804
 Tambour...............................................        26,898        49,314
 Teva Pharmaceutical Industries, Ltd...................        60,410     2,474,627
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $19,808,692)...................................                  26,504,548
                                                                       ------------

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
TURKEY -- (10.3%)
COMMON STOCKS -- (10.3%)
 Akbank................................................    62,238,401  $  1,831,108
 *Akbank Issue 98......................................    35,009,100       867,367
 Akcansa Cimento Sanayi ve Ticaret SA..................    14,800,650       458,366
 Aksa..................................................     7,151,119       265,759
 Aksigorta A.S.........................................     4,050,000       246,932
 Aktas Elektrik Ticaret A.S............................       685,000       357,986
 Alarko Holding........................................       717,620       200,018
 Alarko Sanayii ve Ticaret A.S.........................     1,124,999        75,125
 Arcelik A.S...........................................    15,754,208       655,612
 Aygaz.................................................     1,944,480       308,624
 Bekoteknik Sanayi A.S.................................     4,664,719       122,794
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............     8,625,000        88,480
 Brisa Bridgestone Sanbanci Lastik San & Tic A.S.......     6,202,000       324,121
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................     2,955,000       171,589
 *Cimentas A.S.........................................     1,037,032        60,218
 Cukurova Elektrik A.S.................................       389,000     1,008,942
 Dogan Sirketler Grubu Holdings A.S....................     9,239,050       545,430
 Doktas................................................       272,000        10,793
 EGE Biracilik ve Malt Sanayii A.S.....................     3,062,408       343,798
 *Eczacibasi Ilac......................................     2,130,940       103,115
 Enka Holding..........................................       806,993       406,121
 Erciyas Biracilik.....................................     2,333,160       352,250
 *Eregli Demir ve Celik Fabrikalari Turk A.S...........     4,929,000       686,915
 *Es Kisehir Bankasi Esbank............................     7,200,747        47,388
 Good Year Lastikleri A.S..............................     3,272,500       212,196
 Guney Biracilik.......................................     1,004,640        92,367
 Hurriyet Gazette......................................     8,983,000       326,882
 *Ihlas Holding........................................     1,348,057       185,259
 *Izmir Demir Celik....................................     4,092,600        32,875
 Kartonsan.............................................     1,417,500       120,722
 Kepez Elektrik Ticaret A.S............................        93,000       248,413
 Koc Holding A.S.......................................    12,466,998     2,364,830
 Kordsa Kord Bezi Sanayi ve Ticaret A.S................     1,771,000       263,950
 Migros Turk A.S.......................................       734,225       682,154
 *Netas Northern Electric Telekomunikasyon A.S.........       970,000       285,382
 Otosan Otomobil A.S...................................     1,026,000       575,913
 Peg Profilo A.S.......................................     2,024,497       107,761
 *Raks Elektroniks A.S.................................       216,000        83,617
 Sarkuysan Elektrolitik Bakir Sanayi A.S...............       794,000        63,779
 *T. Tuborg Bira ve Malt Sanayi A.S....................       390,000        10,719
 Tat Konserve..........................................     1,782,544        60,725
 Teletas Telekomunikasyon Endustri Ticaret A.S.........     1,400,000       178,848
 *Tofas Turk Otomobil Fabrikasi A.S....................     9,802,375       407,926
 Trakya Cam Sanayii A.S................................     8,270,120       300,941
 Turcas Petrolculuk A.S................................     1,691,018        68,081
 Turk Demir Dokum......................................     4,164,986        70,137
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............       420,500        24,417
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Turk Sise Cam.........................................    12,475,592  $    405,679
 *Turkiye Garanti Bankasi A.S..........................    28,800,442     1,226,404
 Turkiye Is Bankasi A.S. Series C......................    85,367,625     3,469,959
 *Turkiye Is Bankasi A.S. Series C Issue 98............    15,064,875       588,989
 USAS (Ucak Servisi A.S.)..............................        42,500       105,296
 *Vestel Elektronik Sanayi Ticaret A.S.................     3,112,000       421,647
 Yapi ve Kredi Bankasi A.S.............................    64,956,045     1,257,278
 *Yapi ve Kredi Bankasi A.S. Issue 98..................    18,692,387       332,862
                                                                       ------------
TOTAL -- TURKEY
  (Cost $12,212,244)...................................                  24,114,859
                                                                       ------------
ARGENTINA -- (9.0%)
COMMON STOCKS -- (9.0%)
 *Acindar Industria Argentina de Aceros SA Series B....       164,000       340,467
 *Alpargatas SA Industrial y Comercial.................       150,000        33,316
 Astra Cia Argentina de Petroleos SA...................       336,690       532,231
 Bagley y Cia, Ltd. SA Series B........................       106,228       212,560
 Banco de Galicia y Buenos Aires SA Series A...........       247,526     1,271,669
 *Banco del Sud Sociedad Anonima Series B..............        29,000       242,269
 Banco Frances del Rio de la Plata SA..................       123,936       949,815
 *Buenos Aires Embotelladora SA Series B...............           100         7,604
 CIADEA SA.............................................        76,559       157,025
 Capex SA Series A.....................................        18,000        72,035
 *Celulosa Argentina SA Series B.......................        75,000        16,133
 Central Costanera SA Series B.........................        20,000        58,028
 Central Puerto SA Series B............................        16,000        44,021
 Corcemar SA Series B..................................        19,226       113,489
 Garovaglio y Zorraquin SA.............................        28,000        56,588
 *Indupa SA Industrial y Comercial.....................       180,366       155,191
 Irsa Inversiones y Representaciones SA................        73,979       262,014
 Juan Minetti SA.......................................        94,039       348,115
 Ledesma SA............................................       135,378       117,837
 Metrogas SA Series B..................................       403,115       362,981
 Molinos Rio de la Plata SA Series B...................       125,287       322,145
 Naviera Perez Companc SA Series B.....................       540,429     2,979,224
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................        25,542       103,496
 *Sevel Argentina SA Series C..........................        79,033        72,747
 Siderar SAIC Series A.................................        21,280        86,375
 Siderca SA Series A...................................       714,907     1,444,820
 Sociedad Comercial del Plata..........................       187,740       202,859
 Telecom Argentina Stet-France SA Series B.............       317,000     1,966,363
 Telefonica de Argentina SA Series B...................       738,000     2,414,443
 Transportadora de Gas del Sur SA Series B.............       398,000       860,101
 YPF Sociedad Anonima Yacimientos Petroliferos Fiscales
   Series D............................................       165,000     5,134,016
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $18,371,680)...................................                  20,939,977
                                                                       ------------
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
                                                               SHARES        VALUE+
                                                         ------------  ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acindar Industria Argentina de Aceros SA Series B
   Rights 06/09/98
   (Cost $0)...........................................       164,000  $          0
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $18,371,680)...................................                  20,939,977
                                                                       ------------
PHILIPPINES -- (8.9%)
COMMON STOCKS -- (8.9%)
 *Aboitiz Equity Ventures, Inc.........................     2,376,400       107,380
 Ayala Land, Inc.......................................     6,847,980     2,329,539
 Bacnotan Consolidated Industries, Inc.................        54,567        83,357
 *Belle Corp...........................................     4,916,000       174,174
 *C & P Homes, Inc.....................................    10,306,500       793,824
 *Centennial City, Inc.................................     3,285,000        32,049
 Far East Bank and Trust Co. (Foreign).................     1,082,200     1,278,077
 *Fil-Estate Land, Inc.................................     1,252,000        46,287
 *Filinvest Land, Inc..................................     9,822,000       731,290
 Guoco Holdings (Philippines), Inc.....................     1,080,000        24,401
 *International Container Terminal Services, Inc.......       706,500       101,576
 Ionics Circuits, Inc..................................     1,040,850       447,605
 La Tondena Distillers, Inc............................       453,200       319,974
 *Megaworld Properties & Holdings, Inc.................     1,695,000        32,638
 *Metro Pacific Corp...................................     6,173,860       256,781
 Metropolitan Bank & Trust Co..........................       433,871     3,146,811
 *Mondragon International Philippines, Inc.............       408,840         9,237
 *Petron Corp..........................................    18,813,000     2,704,816
 Philippine Long Distance Telephone Co.................       126,940     3,259,043
 *Philippine National Bank.............................       259,975       493,918
 *Philippine Savings Bank..............................       125,000        63,382
 *Pilipino Telephone Corp..............................       628,500        66,158
 RFM Corp..............................................     1,843,000       260,243
 *Republic Glass Holding Corp..........................       331,250         9,015
 SM Prime Holdings, Inc................................    18,674,000     3,308,096
 *Security Bank Corp...................................       146,820        72,562
 *Southeast Asia Cement Holdings, Inc..................     3,098,780        42,961
 *Union Bank of the Philippines........................       421,500       175,850
 Universal Robina Corp.................................     2,871,000       515,968
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $39,745,756)...................................                  20,887,012
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 RFM Corp.
   (Cost $31,501)......................................       177,090        24,097
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $39,777,257)...................................                  20,911,109
                                                                       ------------
MEXICO -- (8.9%)
COMMON STOCKS -- (8.9%)
 *Altos Hornos de Mexico S.A...........................        97,000       140,834
 Apasco S.A. de C.V....................................        69,000       420,291
 Carso Global Telecom S.A. de C.V. Telecom Series A1...       192,000       622,865
 *Cementos de Mexico S.A. de C.V. Series B.............       226,000     1,110,001
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Cifra S.A. de C.V. Series C...........................       417,000  $    585,576
 Cifra S.A. de C.V. Series V...........................       137,180       198,549
 Controladora Comercial Mexicana S.A. de C.V. Series
   B...................................................       175,000       170,712
 Desc S.A. de C.V. Series B............................        59,000       329,933
 Desc S.A. de C.V. Series C............................         1,381         7,832
 El Puerto de Liverpool S.A. Series C1.................       339,500       462,113
 Empresas ICA Sociedad Controladora S.A. de C.V........       198,000       343,624
 *Empresas la Moderna S.A. de C.V. Series A............       120,000       571,686
 Fomento Economico Mexicano S.A. de C.V. Series B......       135,000       937,156
 *Gruma S.A. de C.V. Series B..........................        88,924       172,482
 Grupo Carso S.A. de C.V. Series A-1...................       203,000     1,033,878
 Grupo Celanese S.A. Series B-1........................       140,000       329,910
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   B...................................................       377,000       932,234
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   L...................................................        13,187        28,420
 Grupo Financiero Bancomer S.A. de C.V. Series B.......     1,246,380       622,057
 Grupo Financiero Bancomer S.A. de C.V. Series L.......         7,792         2,665
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   B...................................................        30,000        20,417
 Grupo Financiero Inbursa-C............................       239,699       633,504
 *Grupo Financiero Santander Mexicano S.A. de C.V.
   Sanmex Series B.....................................        24,757        21,342
 *Grupo Financiero Serfin S.A. de C.V. Series B........       249,102        38,145
 *Grupo Gigante S.A. Series B..........................       341,400       143,282
 Grupo Industrial Alfa S.A. Series A...................       150,290       704,056
 Grupo Industrial Bimbo S.A. de C.V. Series A..........       392,000       898,182
 Grupo Industrial Maseca S.A. de C.V. Series B.........       229,000       130,397
 Grupo Mexico S.A. de C.V. Series B....................       172,000       557,984
 Grupo Modelo S.A. de C.V. Series C....................        78,000       712,225
 *Grupo Televisa S.A. (Certificate Representing Series
   A, Series D & Series L).............................        70,000     1,375,222
 Hylsamex S.A. de C.V. Series B........................        60,000       211,660
 Industrias Penoles S.A. de C.V........................       103,000       352,835
 Kimberly Clark de Mexico S.A. de C.V. Series A........       225,000       939,198
 Organizacion Soriana S.A. de C.V. Series B............       150,000       482,360
 *Seguros Comercial America S.A. de C.V. Series B......        63,000       219,742
 Telefonos de Mexico S.A. Series A.....................        50,000       121,370
 Telefonos de Mexico S.A. Series L.....................     1,521,000     3,623,059
 *Tolmex S.A. de C.V. Series B-2.......................        16,000        78,040
 Tubos de Acero de Mexico S.A..........................        17,000       252,608
 Vitro S.A.............................................       121,600       342,068
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,769,833)...................................                  20,880,514
                                                                       ------------

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
RIGHTS/WARRANTS -- (0.0%)
 *Cementos de Mexico S.A. de C.V. Series B Rights
   06/18/98
   (Cost $0)...........................................       226,000  $          0
                                                                       ------------
TOTAL -- MEXICO
  (Cost $16,769,833)...................................                  20,880,514
                                                                       ------------
BRAZIL -- (8.4%)
PREFERRED STOCKS -- (4.6%)
 Aracruz Celulose SA Series B..........................       251,999       339,598
 Banco Bradesco SA.....................................    83,444,441       681,961
 Banco Credito Nacional SA Brasil......................    10,571,784       107,540
 Banco do Brasil SA....................................    98,670,000     1,243,047
 Banco Itau SA.........................................     2,850,000     1,697,368
 Brasiliero de Petroleo Ipiranga.......................    12,300,000       138,915
 Brasmotor SA..........................................       600,000        61,034
 *COFAP (Cia Fabricadora De Pecas).....................         5,100        44,474
 Centrais Electricas de Santa Catarin Celesc Series
   B...................................................       180,000       162,757
 Cervejaria Brahma.....................................     2,490,767     1,450,915
 Cia Siderurgica Belgo-Mineira.........................       970,000        60,341
 Cimento Portland Itau.................................       630,000       115,026
 Companhia Siderurgica de Tubarao Sid Tubarao..........    11,520,000       179,684
 Copene-Petroquimica do Nordeste SA Series A...........       624,000       151,852
 Coteminas Cia Tecidos Norte de Minas..................       610,000       103,419
 Duratex SA............................................     2,900,000       113,435
 Ericsson Telecomunicacoes SA..........................    15,480,000       314,262
 IKPC Industrias Klabin de Papel e Celulose SA.........       176,875        92,268
 Investimentos Itau SA.................................       730,000       539,481
 *Lojas Americanas SA..................................     1,610,000        10,498
 Lojas Renner SA.......................................       800,000        26,778
 Multibras Eletrodomesticos SA.........................       315,000       134,196
 *Paranapanema SA......................................     2,120,000        14,395
 Sadia Concordia SA....................................       100,000        63,468
 *Siderurgica Paulista Casipa Series B.................        65,000        22,040
 Suzano de Papel e Celulose............................        54,000        69,954
 Telecomunicacoes Brasileiras SA.......................       137,922        14,630
 USIMINAS (Usinas Siderurgicas de Minas Gerais SA).....        52,039       285,491
 Unibanco-Uniao de Bancos Brasileiros SA...............    12,963,000       817,105
 Vale do Rio Doce......................................        81,160     1,686,453
 *Vale do Rio Doce Series B............................        81,160             0
 Votorantim Celulose e Papel SA........................     9,467,325       141,658
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $10,194,974)...................................                  10,884,043
                                                                       ------------
COMMON STOCKS -- (3.8%)
 Acos Especiais Itabira-Acesita Aces...................    25,963,524        38,375
 Antarctica Paulista I.B.B.C. Anta.....................         3,000       182,580
 Banco Bamerindus do Brazil SA.........................         2,400        25,040
 Banco Bradesco SA.....................................   152,752,333     1,208,547
 Banco do Estado de Sao Paulo SA.......................     6,800,000       277,278
 *Ceval Alimentos SA...................................    11,610,114        39,367
 Compania de Electricidade da Bahia Coelba.............     2,780,000       122,023
 Embraco SA............................................       130,000        45,210
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Embraer Empresa Brasileira de Aeronautica Series A...     1,700,000  $     27,721
 Empresa Nasional de Comercio Redito e Participacoes
   SAncorpar...........................................       480,000         1,815
 Gerdau SA.............................................    10,400,000       153,715
 *Lojas Americanas SA..................................    10,520,000        62,196
 *Mannesmann SA........................................       149,000        15,545
 Petroquimica do Sul Copesul...........................     8,276,000       277,023
 *Santista Alimentos SA................................        33,115        25,912
 Siderurgica Nacional Sid Nacional.....................    26,651,000       683,549
 Souza Cruz Industria e Comercio.......................        71,000       487,663
 Telecomunicacoes Brasileiras SA.......................    57,550,000     4,853,458
 VSMA (Cia Vidraria Santa Marina)......................        54,000        90,377
 White Martins SA......................................       208,662       206,815
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $7,023,873)....................................                   8,824,209
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 Cia Siderurgica Belgo-Mineira Rights 06/08/98
   (Cost $0)...........................................        20,394             0
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $17,218,847)...................................                  19,708,252
                                                                       ------------
MALAYSIA -- (7.6%)
COMMON STOCKS -- (7.6%)
 *AMMB Holdings Berhad.................................       147,200       131,083
 AMMB Holdings Berhad 7.5% Unsecured Loan Stock 1999...         2,000           208
 Affin Holdings Berhad.................................       113,000        39,427
 *Amsteel Corp. Berhad.................................       264,000        29,902
 *Aokam Perdana Berhad.................................        10,000         1,601
 Arab Malaysia Corp. Berhad............................        56,000        17,352
 Asiatic Development Berhad............................       118,000        36,563
 Ban Hin Lee Bank Berhad...............................        20,000        23,851
 Bandar Raya Developments Berhad.......................        23,000         4,492
 Batu Kawan Berhad.....................................        51,000        64,007
 Berjaya Group Berhad..................................        94,000        16,277
 Berjaya Leisure Berhad................................        91,000        58,763
 Berjaya Sports Toto Berhad............................        79,000       165,590
 Boustead Holdings Berhad..............................        32,000        23,330
 Cahya Mata Sarawak Berhad.............................        66,000        34,714
 Carlsberg Brewery Malaysia Berhad.....................        53,000       172,504
 Commerce Asset Holding Berhad.........................       288,200       152,336
 Country Heights Holdings Berhad.......................        40,000        33,537
 *Cycle & Carriage Bintang Berhad......................        15,000        17,107
 DCB Sakura Merchant New Shares........................         4,100         1,388
 Diversified Resources Berhad..........................        28,000         8,603
 *Ekran Berhad.........................................       108,000        15,607
 Esso Malaysia Berhad..................................        43,000        46,017
 *Faber Group Berhad...................................       169,600        24,730
 Fraser & Neave Holdings Berhad........................        27,000        37,261
 Gadek (Malaysia) Berhad...............................        11,000         6,846
 Gamuda Berhad.........................................        60,000        62,492
 Genting Berhad........................................       259,000       674,391
 Golden Hope Plantations Berhad........................       371,000       405,728
 Guiness Anchor Berhad.................................       105,000       139,435
 Hap Seng Consolidated Berhad..........................        93,000       108,970
 Highlands and Lowlands Berhad.........................       211,000       206,577
 Hong Leong Bank Berhad................................       213,125       115,983
 Hong Leong Credit Berhad..............................       156,300       118,838
 Hong Leong Industries Berhad..........................        30,200        24,692

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Hong Leong Properties Berhad..........................       112,000  $     25,080
 Hume Industries (Malaysia) Berhad.....................        52,000        41,161
 IJM Corp. Berhad......................................        56,000        24,788
 IOI Corp. Berhad......................................       295,000       198,945
 *Idris Hydraulic (Malaysia) Berhad....................        89,000        13,209
 Innovest Berhad.......................................        53,000         9,108
 Intria Berhad.........................................        80,000        11,249
 Jaya Tiasa Holdings Berhad............................        96,000       126,234
 KFC Holdings (Malaysia) Berhad........................        29,000        33,980
 Kamunting Corp. Berhad................................        40,000         5,208
 Kedah Cement Holdings Berhad..........................        74,000        13,488
 Kuala Lumpur Kepong Berhad............................       263,500       466,554
 Land -- General Berhad................................        35,000         5,468
 Leader Universal Holdings Berhad......................        69,000        14,014
 *Leisure Management Berhad............................        35,000       174,977
 Lion Land Berhad......................................         1,000           116
 MBF Holdings Berhad...................................       141,000        15,053
 *MBF Land Berhad......................................        65,000         6,178
 MNI Holdings Berhad...................................        10,000        15,623
 Magnum Corp. Berhad...................................       554,500       291,652
 Malakoff Berhad.......................................        78,000       182,789
 Malayan Banking Berhad................................       846,000     1,189,533
 Malayan Cement Berhad.................................        65,750        29,104
 Malayan United Industries Berhad......................        70,000         9,113
 Malaysia Industrial Development Finance Berhad........       133,000        38,440
 Malaysia Mining Corp. Berhad..........................       292,000       128,494
 Malaysian Airlines System.............................       269,000       161,099
 Malaysian Helicopter Services Berhad..................       110,000        15,467
 Malaysian International Shipping Corp. (Foreign)......        85,666       151,680
 Malaysian Oxygen Berhad...............................        22,000        58,430
 Malaysian Pacific Industries..........................        73,000       185,327
 Metroplex Berhad......................................       173,000        39,190
 Mulpha International Berhad...........................       133,750        16,020
 Multi-Purpose Holdings Berhad.........................        86,000        22,617
 Nestle (Malaysia) Berhad..............................        86,000       382,919
 Notth Borneo Timbers Berhad...........................         8,000         7,916
 OSK Holdings..........................................        34,000        11,420
 Oriental Holdings Berhad..............................       112,880       195,457
 Oyl Industries Berhad.................................        47,000       121,768
 Perlis Plantations Berhad.............................        76,500        93,621
 Pernas International Holdings Berhad..................        71,000        16,546
 Perusahaan Otomobil Nasional Berhad...................       189,000       187,991
 Petronas Dagangan Berhad..............................       147,000       153,105
 Petronas Gas Berhad...................................       669,000     1,515,506
 Phileo Allied Berhad..................................        54,000        28,121
 Phileo Land Berhad....................................        27,000         8,120
 Public Bank Berhad (Foreign)..........................        12,799         4,999
 RHB Capital Berhad....................................       416,000       227,470
 RJ Reynolds Berhad....................................        91,000       142,169
 Rashid Hussain Berhad.................................        97,000        60,617
 *Renong Berhad........................................       460,000        97,019
 Resorts World Berhad..................................       403,000       624,359
 Road Builders (Malaysia) Holdings Berhad..............        13,000        10,087
 Rothmans of Pall Mall Malaysia Berhad.................       105,000       792,866
 Sarawak Enterprise Corp. Berhad.......................       412,000       137,315
 Shell Refining Co. Federation of Malaysia Berhad......       110,000       186,174
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Silverstone Berhad...................................         9,240  $          0
 Sime Darby Berhad (Malaysia)..........................       696,800       555,190
 Sime UEP Properties Berhad............................        84,000        66,491
 Southern Bank Berhad (Foreign)........................        51,000        24,434
 *Southern Bank Berhad (Foreign) Issue 98..............        63,750        28,219
 Southern Steel Berhad.................................        45,000        17,576
 Sungei Way Holdings Berhad............................        63,000        14,764
 Ta Enterprise Berhad..................................       107,000        19,503
 Tan Chong Motor Holdings Berhad.......................       141,000        91,785
 Technology Resources (Industries) Berhad..............       264,000       191,788
 Telekom Malaysia Berhad...............................       975,000     2,234,084
 Tenaga Nasional Berhad................................     1,146,000     1,894,831
 Time Engineering Berhad...............................       276,000        72,584
 Tractors Malaysia Holdings Berhad.....................        22,000         7,447
 UMW Holdings Berhad...................................        54,800        34,103
 United Engineering (Malaysia) Berhad..................       165,198        98,504
 YTL Corp. Berhad......................................       444,250       552,927
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $40,075,109)...................................                  17,649,385
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Malaysian Ringetts
   (Cost $2)...........................................                           1
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $40,075,111)...................................                  17,649,386
                                                                       ------------
SOUTH KOREA -- (7.2%)
COMMON STOCKS -- (7.2%)
 *A-Nam Industrial Co., Ltd............................         9,640        24,656
 *Asia Motors Co., Inc.................................        16,640        11,113
 *Bank of Pusan........................................        12,200        17,726
 Cheil Jedang Corp.....................................         6,144        78,137
 *Cho Hung Bank Co., Ltd...............................       187,940       146,213
 Chong Kun Dang........................................         1,558        33,097
 Chosun Brewery Co., Ltd...............................         2,870        16,313
 *Commercial Bank of Korea Co., Ltd....................       201,999       157,151
 *Daegu Bank Co., Ltd..................................        30,323        44,596
 *Daelim Industrial Co., Ltd...........................        16,100        23,564
 *Daesung Industrial Co., Ltd..........................         1,570        17,290
 Daewoo Corp...........................................       147,380       383,240
 *Daewoo Electronics Co., Ltd..........................        85,420       223,943
 Daewoo Heavy Industries, Ltd..........................       475,260     1,630,909
 *Daewoo Motor Sales Corp..............................         9,480        23,203
 *Daewoo Securities Co., Ltd...........................        51,800       221,185
 *Dong-Ah Construction Industrial Co., Ltd.............        22,290        31,832
 *Dongkuk Steel Mill Co., Ltd..........................        13,800        55,886
 *Dongsuh Securities Co., Ltd..........................        17,800        12,836
 *Dongwon Securities Co., Ltd..........................        14,060        50,047
 *Han Il Cement Manufacturing Co., Ltd.................         2,867        26,582
 Han Kook Tire Manufacturing Co., Ltd..................         2,206        48,587
 *Hanil Bank...........................................       176,150       130,157
 *Hanjin Heavy Industry Co., Ltd.......................        21,910        80,946
 *Hanjin Shipping Co., Ltd.............................         6,160        18,425
 Hankook Caprolactam Corp..............................           590        25,151
 Hansol Paper Co., Ltd.................................         9,204        55,257
 *Hanwha Chemical Corp.................................        31,691        58,316

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Hyosung T & C Co., Ltd...............................         4,000  $     25,009
 *Hyundai Engineering & Construction Co., Ltd..........        70,112       256,039
 *Hyundai Fire & Marine Insurance Co., Ltd.............         5,360        36,939
 *Hyundai Motor Co., Ltd...............................        53,370       564,982
 *Hyundai Motor Service Co., Ltd.......................         7,470        19,743
 *Hyundai Precision Industry Co., Ltd..................        19,210        40,263
 *Hyundai Securities Co., Ltd..........................        34,944        81,433
 *Inchon Iron & Steel Co., Ltd.........................        11,641        36,391
 *Keumkang Co., Ltd....................................         3,060        32,611
 *Kia Motors Corp......................................        43,960       107,128
 *Kookmin Bank.........................................       217,668     1,074,812
 *Korea Chemical Co., Ltd..............................         1,020        13,407
 Korea Electric Power Corp.............................        80,470       806,129
 Korea Express Co., Ltd................................         7,340        14,211
 *Korea First Bank Inc., Ltd...........................        11,800        28,882
 *Korea Long Term Credit Bank..........................       111,110       309,450
 Korea Zinc Co., Ltd...................................         8,770        68,540
 *Korean Air...........................................         3,750        11,456
 *Kyong Nam Bank.......................................        15,280        23,883
 LG Chemical, Ltd......................................       100,560       664,446
 *LG Construction, Ltd.................................        14,120        25,682
 LG Electronics, Inc...................................       114,140     1,070,442
 *LG Industrial Systems, Ltd...........................        12,210        36,999
 LG Information & Communications, Ltd..................        20,610       483,218
 *LG Insurance Co., Ltd................................         2,210        64,377
 *LG Securities Co., Ltd...............................        23,700        60,450
 Oriental Chemical Industries Co., Ltd.................         5,720        40,518
 Pacific Chemical Co., Ltd.............................         4,330        47,991
 Pohang Iron & Steel Co., Ltd..........................         2,580        88,719
 *SK Corp., Ltd........................................       101,640       598,647
 SK Telecom Co., Ltd...................................           133        40,160
 Sam Yang Corp.........................................         3,580        14,040
 Samchully Co., Ltd....................................         1,233        15,593
 *Samsung Aerospace Industrial Co., Ltd................        19,490        54,004
 *Samsung Corp.........................................        36,890       120,302
 Samsung Display Devices, Ltd..........................        33,805     1,198,486
 Samsung Electro-Mechanics Co., Ltd....................        46,639       593,135
 Samsung Electronics Co., Ltd..........................        46,249     1,757,954
 *Samsung Fire & Marine Insurance......................         2,955       680,227
 *Samsung Heavy Industries Co., Ltd....................        98,240       590,487
 *Seondo Electric Co., Ltd.............................         8,800        95,034
 *Seoul Bank...........................................        11,800        22,971
 *Shinhan Bank Co., Ltd................................       172,044       672,285
 *Shinsegae Department Store...........................         6,720        64,455
 *Ssangyong Cement Industry Co., Ltd...................        17,965        27,314
 *Ssangyong Investment Securities Co., Ltd.............        29,285        43,485
 *Ssangyong Motor Co...................................        29,100        33,907
 Ssangyong Oil Refining Co., Ltd.......................        32,080       233,620
 Sungmi Telecom Electronics Co., Ltd...................         1,052        23,843
 *Sunkyong, Ltd........................................        12,617        27,520
 Tae Kwang Industrial Co., Ltd.........................           660       127,545
 Tae Young Corp........................................         3,280        38,451
 *Tai Han Electric Wire Co.............................         5,990        17,364
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Trigem Computer, Inc.................................         3,210  $      8,461
 Young Poong Mining & Construction Corp................         3,296        18,968
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $36,588,746)...................................                  16,898,766
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Koram Bank, Ltd. Rights 05/13/98.....................        26,903         2,867
 *Samsung Fine Chemicals Rights 06/17/98...............         1,832         4,425
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       7,292
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Korean Won
   (Cost $36)..........................................                          26
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $36,588,782)...................................                  16,906,084
                                                                       ------------
THAILAND -- (6.3%)
COMMON STOCKS -- (6.3%)
 *Adkinson Securities Public Co., Ltd. (Foreign).......         2,100           767
 *Advance Agro Public Co., Ltd. (Foreign)..............     1,030,130       879,908
 Advanced Info Service Public Co., Ltd. (Foreign)......       561,100     3,056,250
 *Amarin Plaza Public Co., Ltd. (Foreign)..............         7,400           769
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........         1,000         3,342
 *Bangkok Bank of Commerce Public Co., Ltd.
   (Foreign)...........................................       152,949        20,070
 *Bangkok Expressway Public Co., Ltd. (Foreign)........     1,971,100     1,134,639
 *Bangkok Land Public Co., Ltd. (Foreign)..............        65,200         3,067
 *Bangkok Metropolitan Bank Public Co., Ltd.
   (Foreign)...........................................       732,794        47,172
 *Bangkok Rubber Public Co., Ltd. (Foreign)............        14,600         3,615
 *Bangkok Steel Industry Public Co., Ltd. (Foreign)....        20,000           941
 *Bank of Asia Public Co., Ltd. (Foreign)..............        12,870         3,266
 Bank of Ayudhya Public Co., Ltd. (Foreign)............     1,279,250       356,315
 Banpu Public Co., Ltd. (Foreign)......................        33,400       106,675
 Berli Jucker Public Co., Ltd. (Foreign)...............        10,100         9,752
 *Capital Nomura Securities Public Co., Ltd.
   (Foreign)...........................................        14,000         5,979
 *Ch Karnchang Public Co., Ltd. (Foreign)..............       149,100       149,506
 *Charoen Pokphand Feedmill Public Co., Ltd.
   (Foreign)...........................................        14,000        14,211
 *Christiani and Nielson (Thai) Public Co., Ltd.
   (Foreign)...........................................         7,097           141
 Compass East Industry (Thailand) Public Co., Ltd.
   (Foreign)...........................................         2,400        15,925
 Delta Electronics (Thailand) Public Co., Ltd..........         8,300        62,471

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Delta Electronics (Thailand) Public Co., Ltd.
   (Foreign)...........................................       205,000  $  1,471,898
 *Dusit Thani Public Co., Ltd. (Foreign)...............         8,933         9,317
 *Ekachart Finance and Securities Co., Ltd.
   (Foreign)...........................................        10,200         2,437
 *First Bangkok City Bank Public Co., Ltd. (Foreign)...     1,613,550       115,853
 *First City Investment Public Co., Ltd. (Foreign).....        44,200         1,423
 *Five Stars Property Public Co., Ltd. (Foreign).......         3,800           113
 *GSS Array Technology Public Co., Ltd. (Foreign)......         3,200        10,696
 *General Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        46,300         9,056
 Grammy Entertainment Public Co., Ltd. (Foreign).......       116,500       311,513
 *Hana Microelectronics Co., Ltd. (Foreign)............        57,000       197,574
 *Hemaraj Land and Development Public Co., Ltd.
   (Foreign)...........................................        27,500         6,196
 *ITF Finance and Securities Public Co., Ltd...........         8,025           477
 *International Broadcasting Corp. Public Co., Ltd.
   (Foreign)...........................................        10,690         6,352
 International Cosmetics Public Co., Ltd. (Foreign)....         3,500         4,593
 *International Engineering Public Co., Ltd.
   (Foreign)...........................................         2,000           327
 *Italian-Thai Development Public Co., Ltd.
   (Foreign)...........................................       355,000       248,298
 *Jasmine International Public Co., Ltd. (Foreign).....       417,000        94,984
 *Juldis Develop Public Co., Ltd. (Foreign)............         1,000            22
 *Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        12,800         1,489
 *Krisda Mahanakorn Public Co., Ltd. (Foreign).........        23,300           808
 Krung Thai Bank Public Co., Ltd.......................     1,049,000       166,219
 Krung Thai Bank Public Co., Ltd. (Foreign)............     4,703,670       756,966
 *Land and House Public Co., Ltd. (Foreign)............         2,065           729
 *MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................         2,925           152
 Mutual Fund Public Co., Ltd. (Foreign)................           500         1,238
 *NTS Steel Group Public Co., Ltd. (Foreign)...........        35,500         2,197
 Nakornthon Bank Public Co., Ltd. (Foreign)............        96,201        11,194
 *National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................       122,400        31,820
 *National Petrochemical Public Co., Ltd...............       234,800       133,706
 *Natural Park Public Co., Ltd. (Foreign)..............       192,700         4,771
 *New Imperial Hotel Public Co., Ltd. (Foreign)........        30,000        16,805
 *Padaeng Industry Public Co., Ltd (Foreign)...........         7,800         1,178
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Phatra Thanakit Public Co., Ltd. (Foreign)...........       140,400  $     59,963
 Phoenix Pulp and Paper Public Co., Ltd. (Foreign).....        52,700        30,336
 *Poonipat Finance and Securities Public Co., Ltd.
   (Foreign)...........................................         4,987         1,148
 *Power-P Public Co., Ltd. (Foreign)...................         1,600            73
 *Premier Enterprises Public Co., Ltd. (Foreign).......         6,000            59
 *Property Perfect Public Co., Ltd. (Foreign)..........        26,050           903
 *Quality Houses Public Co., Ltd. (Foreign)............        18,000         1,203
 Regional Container Lines Public Co., Ltd. (Foreign)...         1,500         1,485
 *Robinson Department Store Public Co., Ltd.
   (Foreign)...........................................        24,700         1,162
 Saha-Union Public Co. Ltd. (Foreign)..................        48,700        33,761
 *Sammakorn Public Co., Ltd. (Foreign).................         7,500         1,820
 *Sanyo Universal Electric Public Co., Ltd.
   (Foreign)...........................................         6,500         1,609
 *Securities One Public Co., Ltd. (Foreign)............       255,431        26,561
 *Serm Suk Public Co., Ltd. (Foreign)..................         1,000         6,685
 Shangri-la Hotel Public Co., Ltd. (Foreign)...........        12,000         5,051
 Shinawatra Computer and Communications Public Co.,
   Ltd. (Foreign)......................................       172,300       584,429
 *Siam Cement Public Co., Ltd. (Foreign)...............        27,000       172,468
 *Siam City Bank Public Co., Ltd. (Foreign)............       370,000         1,832
 *Siam City Cement Public Co., Ltd. (Foreign)..........       212,888       300,436
 Siam Commercial Bank Public Co., Ltd. (Foreign).......       334,666       190,575
 Siam Makro Public Co., Ltd. (Foreign).................       614,300       912,552
 *Siam Pulp & Paper Co., Ltd. (Foreign)................        46,200        37,747
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................         2,900           431
 *Somprasong Land Public Co., Ltd. (Foreign)...........         5,400            13
 *Srithai Superware Public Co., Ltd. (Foreign).........        16,400         3,126
 *Swedish Motors Corp. Public Co., Ltd. (Foreign)......         7,000           572
 *TPI Polene Public Co., Ltd. (Foreign)................       258,476        22,398
 *Tanayong Public Co., Ltd. (Foreign)..................        46,000         2,164
 *Telecomasia Corp. Public Co., Ltd. (Foreign).........     4,574,500     1,302,469
 *Thai Carbon Black Public Co., Ltd. (Foreign).........         5,000         4,952
 Thai Danu Bank Public Co., Ltd. (Foreign).............       100,900        54,959
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................        11,100         1,924
 Thai Glass Industries Public Co., Ltd. (Foreign)......        15,400        25,737
 Thai Military Bank Public Co., Ltd....................       530,200        98,452

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Thai Military Bank Public Co., Ltd. (Foreign).........     1,905,300  $    353,794
 *Thai Petrochemical Industry Public Co., Ltd.
   (Foreign)...........................................     2,768,960       301,644
 Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................        29,300        58,760
 *Thai Telephone & Telecommunication Public Co., Ltd.
   (Foreign)...........................................       450,000        75,761
 *Thaimex Finance and Securities Public Co., Ltd.
   (Foreign)...........................................         4,100           304
 *Tipco Asphalt Public Co., Ltd. (Foreign).............       160,000       180,243
 *Tuntex (Thailand) Public Co., Ltd. (Foreign).........        91,828        38,650
 *United Communication Industry Public Co., Ltd.
   (Foreign)...........................................       335,200       217,851
 *Wattachak Public Co., Ltd. (Foreign).................        24,300         2,707
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $47,705,693)...................................                  14,613,951
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Bank of Ayudhya Public Co., Ltd. (Foreign) Rights
   06/10/98............................................     1,279,250        27,713
 *Securities One Public Co., Ltd. (Foreign) Warrants
   06/15/98-05/31/01...................................       178,801             0
 *Siam Commercial Bank Public Co., Ltd. (Foreign)
   Warrants open expiration............................        83,666             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      27,713
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Thailand Baht
   (Cost $5,734).......................................                       5,777
                                                                       ------------
TOTAL -- THAILAND
  (Cost $47,711,427)...................................                  14,647,441
                                                                       ------------
INDONESIA -- (2.2%)
COMMON STOCKS -- (2.2%)
 PT Asahimas Flat Glass Co., Ltd.......................        75,000         2,987
 PT Astra International Tbk............................     1,003,000        93,199
 PT Bakrie & Brothers Tbk..............................     1,259,000        25,068
 PT Bank Danamon (Foreign).............................     1,121,000        12,400
 PT Bank International Indonesia (Foreign).............     1,855,993        65,699
 PT Bank Niaga Tbk.....................................       151,380         4,689
 PT Barito Pacific Timber..............................       910,000        36,239
 *PT Bimantara Citra...................................       589,000        23,456
 PT Charoen Pokphand Tbk...............................        95,000         2,312
 PT Ciputra Development Tbk............................       262,000         4,637
 PT Citra Marga Nusaphala Persada......................       960,000        31,858
 PT Dankos Laboratories................................        21,000           883
 PT Duta Pertiwi.......................................       200,000         4,425
 PT Gajah Tunggal Tbk..................................     2,058,000        27,318
 PT Gt Kabel Indonesia Tbk.............................       212,000         2,345
 PT GT Petrochem Industries Tbk........................        70,000           774
                                                               SHARES        VALUE+
                                                         ------------  ------------

 PT Hanjaya Mandala Sampoerna Tbk......................       496,500  $    166,964
 PT Hero Supermarket Tbk...............................        78,000         6,903
 PT Indah Kiat Pulp & Paper Corp.......................     2,221,601       363,711
 PT Indocement Tunggal Prakarsa........................     1,318,000       314,919
 *PT Indofood Sukses Makmur............................       930,280       129,662
 PT Indorama Synthetics Tbk............................       365,580        61,469
 PT Indosat Tbk........................................       600,500       794,463
 *PT Inti Indorayo Utama...............................       257,000        17,057
 PT Jakarta International Hotel and Development Tbk....       362,500        20,050
 PT Japfa Comfeed Indonesia Tbk........................        29,000           674
 PT Jaya Real Property.................................       305,000         9,447
 PT Kalbe Farma Tbk....................................       150,000         7,301
 PT Kawasan Industry Jababeka Tbk......................       407,333        14,419
 PT Lippo Bank (Foreign)...............................       557,000        45,595
 *PT Lippo Land Development Tbk........................       174,000         5,004
 PT Matahari Putra Prima Tbk...........................       314,000         5,557
 PT Mayorah Indah......................................       288,720        13,414
 PT Modern Photo Tbk...................................       154,000        13,628
 PT Mulia Industrindo..................................       850,680        33,876
 PT Pabrik Kertas Tjiwi Kimia Tbk......................       765,821        91,491
 PT Pakuwon Jati Tbk...................................       312,000         6,557
 PT Panasia Indosyntec Tbk.............................       103,600         1,604
 PT Pdni Tbk...........................................     1,379,000        12,203
 PT Perusahaan Rokok Tjap Gudang Garam.................       961,500       706,231
 *PT Polysindo Eka Perkasa Tbk.........................       481,000        41,502
 PT Putra Surya Perkasa Tbk............................     1,296,000        20,071
 PT Semen Cibinong Tbk.................................       231,000         9,199
 PT Semen Gresik.......................................       385,500       206,395
 PT Summarecon Agung...................................        87,838         1,749
 PT Tambang Timah (Persero) Tbk........................       327,000       202,565
 PT Telekomunikasi Indonesia (Persero) Tbk.............     4,316,500     1,432,459
 PT Tempo Scan Pacific.................................        19,500           561
 PT Tigaraksa Satria Tbk...............................        25,200         7,582
 PT Unggul Indah Corp. Tbk.............................       110,000        14,602
 PT United Tractors....................................        15,000           796
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $30,011,241)...................................                   5,117,969
                                                                       ------------
CHILE -- (0.8%)
COMMON STOCKS -- (0.8%)
 *Banco de Santiago SA Santiago ADR....................        19,400       358,900
 Banco Santander Chile Sponsored ADR...................        35,000       459,375
 Embotelladora Andina SA Andina ADR....................        12,000       225,375
 Embotelladora Andina SA Andina Series B ADR...........        30,000       506,250
 Laboratorio Chile SA Labchile ADR.....................         9,000       159,750
 Vina Concha y Toro SA Conchatoro ADR..................         8,600       248,594
                                                                       ------------
TOTAL -- CHILE
  (Cost $2,023,538)....................................                   1,958,244
                                                                       ------------

THE EMERGING MARKETS SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------

                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.5%)
 Repurchase Agreement, Chase Manhattan Bank N.A. 5.20%,
   06/01/98 (Collateralized by U.S. Treasury Notes
   5.50%, 01/31/03, valued at $8,383,713) to be
   repurchased at $8,219,560.
   (Cost $8,216,000)...................................        $8,216  $  8,216,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $302,899,408)++................................                $234,117,116
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
TURKEY -- (19.7%)
COMMON STOCKS -- (19.7%)
 Akal Tekstil A.S......................................       926,625  $     14,887
 Aksigorta A.S.........................................     3,067,500       187,028
 *Aksu Iplik Dokuma ve Boya Apre Fab A.S...............       824,850        14,369
 Alarko Holding........................................       498,000       138,805
 Alarko Sanayii ve Ticaret A.S.........................       841,499        56,193
 Altinyildiz Mensucat ve Konfeksiyan Fabrikalari
   A.S.................................................       366,000        41,089
 *Anadolu Anonim Turk Sigorta Sirketi..................     2,508,000        45,632
 Bagfas Bandirma Gubre Fabrik..........................       110,000        11,497
 *Bagfas Bandirma Gubre Fabrik Issue 98................       990,000       103,476
 Bekoteknik Sanayi A.S.................................     2,712,922        71,415
 Bolu Cimento Sanayi A.S...............................     1,394,750        29,156
 Borusan...............................................       385,000        19,003
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............     4,510,000        46,266
 *Bursa Cimento Fabrikasi A.S..........................       275,000        53,229
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................     1,800,000       104,522
 *Cimentas A.S.........................................     1,145,000        66,487
 *Deva Holding A.S.....................................     2,717,333        19,461
 Doktas................................................     1,100,000        43,647
 *Eczacibasi Ilac......................................     1,547,000        74,859
 *Eczacibasi Yapi Gere.................................       750,000        17,130
 Ege Seramik Co., Inc..................................       726,000        13,490
 *Egeplast.............................................       386,000        15,540
 *Es Kisehir Bankasi Esbank............................     5,928,750        39,017
 Finansbank............................................     9,366,267       152,285
 *Finansbank Issue 98..................................     4,999,020        54,186
 Good Year Lastikleri A.S..............................     2,261,000       146,608
 Gubre Fabrikalari Ticaret A.S.........................       216,000        32,193
 Gunes Sigorta A.S.....................................     2,190,000        30,520
 Guney Biracilik.......................................       634,400        58,327
 Hektas Ticaret A.S....................................       926,500        17,216
 Hurriyet Gazette......................................     4,108,000       149,486
 *Izmir Demir Celik....................................     3,977,000        31,946
 *Karsu Tekstil........................................       568,000        17,810
 Kartonsan.............................................       998,750        85,059
 Kav Orman Sanayii A.S.................................     1,092,000        17,332
 Kent Gida Maddeleri Sanayii ve Ticaret A.S............       544,000        53,701
 Kepez Elektrik Ticaret A.S............................        61,000       162,937
 *Kerevitas Gida Sanayi ve Ticaret A.S.................       422,000        47,375
 Konya Cimento.........................................     1,110,000        23,634
 Kordsa Kord Bezi Sanayi ve Ticaret A.S................     1,030,000       153,511
 Marshall Boya ve Vernik Sanayii A.S...................       317,000        45,405
 *Medya Holdings A.S. Series C.........................     7,924,500        71,324
 *Merko Gida Sanayi ve Ticaret A.S. Series A...........     1,058,000        17,816
 Milliyet Gazetecilik A.S..............................     3,564,000       135,209
 *Mutlu Aku............................................       509,000        23,645
 *Net Holding A.S......................................     2,410,800        57,862
 *Net Turizm...........................................       748,000        48,502

                                                               SHARES        VALUE+
                                                         ------------  ------------

 Peg Profilo A.S.......................................     1,647,200  $     87,678
 *Pinar Su Sanayi ve Ticaret A.S.......................       771,000        57,455
 *Raks Elektroniks A.S.................................       130,000        50,325
 Sarkuysan Elektrolitik Bakir Sanayi A.S...............       745,000        59,843
 *T. Tuborg Bira ve Malt Sanayi A.S....................     1,670,000        45,900
 Tat Konserve..........................................     1,229,250        41,876
 Tekstil Bankasi A.S...................................     3,362,616        30,265
 *Tekstil Bankasi A.S. Issue 98........................       297,984         2,580
 Teletas Telekomunikasyon Endustri Ticaret A.S.........     1,354,000       172,971
 Turcas Petrolculuk A.S................................     2,386,647        96,087
 Turk Demir Dokum......................................     2,519,998        42,436
 *Turk Dis Ticaret Bankasi A.S.........................     6,337,029        60,103
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............       622,500        36,147
 USAS (Ucak Servisi A.S.)..............................        30,000        74,326
 Vakif Finansal Kiralama A.S...........................     1,477,499        18,875
 *Vestel Elektronik Sanayi Ticaret A.S.................     1,654,475       224,166
 *Yasarbank A.S........................................     5,601,268        37,946
 Yunsa Yunlu Sanayi ve Ticaret A.S.....................       619,000        18,212
                                                                       ------------
TOTAL -- TURKEY
  (Cost $2,949,129)....................................                   4,017,278
                                                                       ------------
ISRAEL -- (17.6%)
COMMON STOCKS -- (17.6%)
 Agis Industries (1983), Ltd...........................        27,000       187,662
 Azorim Investment Development & Construction Co.,
   Ltd.................................................        15,422       135,886
 Baran.................................................         9,500        75,908
 Dead Sea Periclase....................................        13,028        35,650
 Delek Automotive Systems, Ltd.........................        75,000       148,997
 *Discount Mortgage Bank, Ltd..........................         1,320        93,913
 Elco Industries (1975)................................         6,000        57,464
 Electra Consumer......................................        20,300       102,210
 Electra Israel, Ltd...................................         3,000       139,556
 Electric Wire & Cable Co. of Israel, Ltd..............        12,800        48,336
 *Feuchtwanger Industies...............................           224        34,754
 *Formula Systems......................................         6,570       279,200
 *Israel General Bank, Ltd.............................         3,222        97,601
 *Israel Land Development Co., Ltd.....................        26,000       176,443
 Israel Petrochemical Enterprises, Ltd.................        32,500       175,198
 Israel Salt Industries................................        38,139       203,822
 *J.O.E.L. Jerusalem Oil Exploration, Ltd..............        61,782        17,582
 Maman Cargo Terminals & Handling, Ltd.................        33,600        64,360
 Matav Cable Israel....................................        14,000       142,129
 *Mehadrin, Ltd........................................         3,887       164,438
 *Middle East Tube Co..................................        19,000        20,277
 *Miloumor.............................................        12,658        53,861
 *Mishkan Hapoalim Mortgage Bank, Ltd. Series B........         1,440       265,978
 Mul-t-lock, Ltd.......................................        20,500        46,504
 *Naphta Israel Petroleum Corp.........................       105,630        12,429
 *Nice Systems, Ltd....................................         5,785       219,246

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Ormat Industries.....................................        54,000  $     81,123
 *Ormat Industries Issue 97............................         3,351         5,034
 Rapac Electronics, Ltd................................         6,000        46,792
 Tambour...............................................        64,000       117,337
 Tefahot Israel Mortgage Bank, Ltd.....................           330       183,402
 *Tempo Beer Industries, Ltd...........................         9,027        35,891
 Ytong Industries, Ltd.................................        52,500       138,058
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,917,225)....................................                   3,607,041
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Israel Shekel
   (Cost $1)...........................................                           1
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $2,917,226)....................................                   3,607,042
                                                                       ------------
BRAZIL -- (14.1%)
PREFERRED STOCKS -- (11.0%)
 *Acos Villares SA.....................................       120,000        10,955
 Alpargatas-Santista Textil SA.........................       300,000        29,474
 BS Continental SA Utilidades Domesticas...............     1,500,000         8,086
 Banco America do Sul SA...............................       610,000        13,524
 Banco Bandeirantes SA.................................       700,000        16,736
 Banco Mercantil do Brasil SA..........................       130,000        17,180
 Banco Noroeste SA.....................................        70,000        60,860
 Banco Real SA.........................................        66,000        48,201
 *CELG Series B........................................       357,316         7,453
 *COFAP (Cia Fabricadora De Pecas).....................         6,000        52,322
 *Cambuci SA...........................................        84,000         3,834
 Cent Elet Cachoeira Doura.............................       722,683        89,536
 Cia Siderurgica Belgo-Mineira.........................     1,100,000        68,428
 Confab Industrial SA..................................        27,000        50,470
 Consorcio Real Brasileiro de Administracao SA Series
   F...................................................        19,000        39,316
 Coteminas Cia Tecidos Norte de Minas..................       263,426        44,661
 Distribuidora de Produtos Petreleo Ipirangi SA........     3,900,000        45,775
 *ENERSUL Empresa Energetjica de Mato Grosso do Sul SA
   Series B............................................    13,156,000        58,335
 Electrolux do Brasil SA...............................    40,600,000        67,774
 Forca Luz Cataguazes Leopoldina Series A..............    23,400,000        38,248
 Francisco Stedile SA Series A.........................    20,200,000        29,329
 Gradiente Eletronica SA...............................       260,000         5,787
 Industria de Bebidas Antarctica Minas Gerais
   Antarctic...........................................       171,000        52,035
 Industria de Bebidas Antarctica Polar SA..............        23,000        38,994
 Industrias Villares SA................................        58,000         1,563
 Inepar SA Industria e Construcoes.....................    28,900,000        34,675
 *Iven SA..............................................       148,000        74,632
 Lojas Renner SA.......................................       900,000        30,126
 Manah SA..............................................       900,000        19,562
 Marcopolo SA..........................................        20,000        35,647
 Marisol SA Industria do Vestuario.....................        36,000        20,345
 Metalurgica Barbara...................................    25,300,000        56,971
 Metalurgica Gerdau SA.................................     2,862,847       114,496
 Mineracao da Trinidade Samitri........................     2,758,800        64,762
 Oxiteno SA Industria e Comercio.......................        12,160        37,532
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Paranapanema SA......................................     6,200,000  $     42,099
 Perdigao SA NPV.......................................    55,000,000        69,337
 Pirelli Cabos SA......................................        29,000        93,290
 Pirelli Pneus SA......................................        33,000        67,711
 Randon Participacoes SA...............................    51,000,000        21,949
 Refinaria de Petroleo Ipiranga SA.....................     3,600,000        28,169
 Renner Herrmann SA....................................        28,000        26,778
 Sadia Oeste SA Inclusttia e Comercio Soes.............        75,000        47,601
 Serrana SA............................................        55,000        33,473
 *Sharp SA Equipamentos Eletronicos....................    30,200,000        13,653
 *Siderurgica Paulista Casipa Series B.................       107,000        36,281
 Sociedade de Participacoes............................        55,000       114,765
 Tam Transportes Aereos Regionais SA...................     1,150,000        60,001
 Varig SA Viacao Aerea Riograndense....................        16,000        32,691
 Weg SA................................................       165,000       121,937
 Wembley Roupas SA.....................................    10,300,000        51,850
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $2,534,110)....................................                   2,249,209
                                                                       ------------
COMMON STOCKS -- (3.1%)
 Acos Especiais Itabira-Acesita Aces...................    42,900,000        63,407
 Avipal SA Avicultura e Agropecua......................    15,900,000        29,168
 Elevadores Atlas S.A..................................         3,710        52,093
 *Embraer Empresa Brasileira de Aeronautica Series A...     7,200,000       117,404
 Gerdau SA.............................................    15,623,172       230,915
 Makro Atacadista SA...................................        47,000        43,724
 *Mannesmann SA........................................       215,000        22,431
 Metalurgica Gerdau....................................       161,519         3,514
 Monteiro Aranha SA....................................     2,868,168        36,133
 *Rhodia Ster SA.......................................       124,000        18,328
 Sao Paulo Alpargatas SA...............................       510,000        21,062
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $535,590)......................................                     638,179
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Cia Siderurgica Belgo-Mineira Rights 06/08/98
   (Cost $0)...........................................        23,127             0
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $3,069,700)....................................                   2,887,388
                                                                       ------------
MEXICO -- (12.1%)
COMMON STOCKS -- (12.1%)
 *Abaco Grupo Financiero S.A. de C.V. Series B.........       108,000         8,575
 *Bufete Industrial S.A. (Certificates representing 3
   shares Series L & 1 share Series B).................        24,000        26,542
 *Corporacion Geo S.A. de C.V. Series B................        37,000       211,524
 *Embotelladores del Valle Anahuac S.A. de C.V. Series
   B...................................................        39,000        26,543
 Farmacias Benavides S.A. de C.V. Series B.............        54,000       110,254
 Grupo Casa Autrey S.A. de C.V.........................       104,000        99,092
 Grupo Cementos de Chihuahua S.A. de C.V. Series B.....       152,000       132,413
 Grupo Continental S.A.................................        65,000       219,713

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Grupo Fernandez Editores S.A. de C.V. Series B.......       103,000  $     15,363
 *Grupo Financiero Banorte S.A. de C.V. Series B.......       187,000       254,536
 *Grupo Financiero BBV Probursa S.A. de C.V. Series
   B...................................................       758,644       113,590
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   L...................................................       124,000        77,359
 *Grupo Financiero Santander Mexicano S.A. de C.V.
   Sanmex Series B.....................................        34,513        29,557
 *Grupo Financiero Serfin S.A. de C.V. Series B........       236,000        36,139
 Grupo Herdez S.A. de C.V. Series B....................       107,000        58,257
 *Grupo Posadas S.A. de C.V. Series L..................       199,000       129,566
 *Grupo Tribasa S.A. de C.V............................        64,000       181,488
 *Industrias S.A. de C.V. Series B.....................        33,000       140,744
 *Jugos del Valle S.A. de C.V. Series B................        20,000        24,501
 *Nacional de Drogas S.A. de C.V. Series L.............       210,000       132,202
 Sanluis Corporacion S.A. de C.V.(Certificates
   representing 1 share Series B, 1 share Series C & 1
   share Series D).....................................        27,000       117,451
 *Sistema Argos S.A. de C.V. Series B..................        98,000        93,375
 *Tablex S.A. de C.V. Series 2.........................        33,000        66,030
 *Transportacion Maritima Mexicana S.A. de C.V. Series
   L...................................................        24,000       171,506
                                                                       ------------
TOTAL -- MEXICO
  (Cost $2,851,364)....................................                   2,476,320
                                                                       ------------
MALAYSIA -- (7.4%)
COMMON STOCKS -- (6.2%)
 Amalgamated Industrial Steel Berhad...................        10,000         3,125
 *Anson Perdana Berhad.................................        10,000         2,213
 Antah Holding Berhad..................................        23,000         3,713
 *Aokam Perdana Berhad.................................        22,000         3,523
 Arab Malaysian Development Berhad.....................        58,000         7,551
 Asas Dunia Berhad.....................................        16,000         3,166
 Asia Pacific Land Berhad..............................        70,000         7,746
 Austral Enterprises Berhad............................        31,000        32,287
 Ayer Hitam Planting Syndicate Berhad..................         2,000         2,864
 *Berjaya Industrial Berhad............................        55,000         5,370
 Berjaya Singer Berhad.................................        28,000         7,364
 Bimb Holdings BHD.....................................       134,600        45,562
 Bolton Properties Berhad..............................        18,000         2,836
 CCM Bioscience........................................           833           607
 Cement Industries of Malaysia Berhad..................        13,000         6,973
 Chemical Co. of Malaysia Berhad.......................        51,000        65,070
 Chin Teck Plantations Berhad..........................        10,000        12,550
 Country Heights Holdings Berhad.......................        20,800        17,439
 DMIB Berhad...........................................        30,000         7,187
 DNP Holdings Berhad...................................        34,000         5,179
 *Damansara Realty Berhad..............................        65,000         6,262
 Datuk Keramik Holdings Berhad.........................        24,000         6,312
 Diperdana Corp. Berhad................................         3,000         1,273
 Edaran Otomobil Nasional Berhad.......................        18,000        24,372
 *FACB Berhad..........................................        66,000         6,788
 FCW Holdings Berhad...................................        16,000         2,271
 *Faber Group Berhad...................................        32,000         4,666
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Federal Flour Mills Berhad............................        20,000  $     17,081
 Golden Plus Holdings Berhad...........................        16,000         3,708
 Gopeng Berhad.........................................        17,000         3,298
 *Granite Industries Berhad............................        22,000         2,664
 *Guthrie Ropel Berhad.................................        11,000         8,593
 HLG Capital Berhad....................................        12,000         5,312
 *Hock Hua Bank Berhad (Foreign).......................        21,000        21,544
 IGB Corp. Berhad......................................        90,000        27,887
 *Insas Berhad.........................................        56,000         8,238
 *Island & Peninsular Berhad...........................        57,000        38,589
 Johan Holdings Berhad.................................        30,000         4,218
 Keck Seng (Malaysia) Berhad...........................        23,000         8,774
 Kelang Container Terminal Berhad......................        12,000         8,280
 Kemayan Corp. Berhad..................................        31,000         4,318
 Kian Joo Can Factory Berhad...........................        29,000        44,551
 Kretam Holdings Berhad................................        30,000        16,638
 Kuala Sidim Berhad....................................        31,000        38,584
 Kulim Malaysia Berhad.................................        53,000        30,913
 Ladang Perbadanan-Fima Berhad.........................        11,000         7,304
 *Landmarks Berhad.....................................        78,000        11,780
 Larut Consolidated Berhad.............................        18,000         3,937
 *Lingkaran Trans Kota Holdings Berhad.................        87,000        69,319
 Lion Corp. Berhad.....................................        15,600         3,625
 MBF Holdings Berhad...................................       106,000        11,316
 MUI Properties Berhad.................................        75,200         9,692
 Malayawata Steel Berhad...............................        21,000         5,468
 Malaysia Assurance Alliance Berhad....................        20,800        30,059
 Malaysia Building Society Berhad......................        35,000        10,298
 Malaysian Mosaics Berhad..............................        27,000         8,225
 Malaysian Plantations Berhad..........................        28,000         6,452
 Malaysian Tobacco Co. Berhad..........................        20,000         9,999
 Malex Industries Berhad...............................        58,000        49,535
 Mancon Berhad.........................................        12,000         2,031
 Maruichi Malaysia Steel Tube Berhad...................         8,000         4,541
 Matsushita Electric Co. (Malaysia) Berhad.............         3,520        11,823
 *Nam Fatt Berhad......................................         9,000         2,882
 Negara Properties (Malaysia) Berhad...................         5,000         5,012
 Nylex (Malaysia) Berhad...............................        12,000         5,249
 OSK Holdings..........................................        28,000         9,405
 Olympia Industries Berhad.............................       104,000        12,457
 Pacific Chemicals Berhad..............................        11,000         3,237
 Pan Pacific Asia Berhad...............................        12,000         3,781
 Panglobal Berhad......................................        14,000         2,224
 Parit Perak Holdings Berhad...........................        13,000         2,319
 Peladang Kimia Berhad.................................        14,000         5,468
 Pelangi Berhad........................................       106,000        41,401
 Petaling Garden Berhad................................        47,000        32,798
 Phileo Land Berhad....................................        12,000         3,609
 Pilecon Engineering Berhad............................        21,000         5,523
 Prime Utilities Berhad................................         3,000         2,133
 *Promet Berhad........................................        52,000         5,010
 SP Settia Berhad......................................         7,000         2,643
 Samanda Holdings Berhad...............................        23,000        37,430
 Selangor Properties Berhad............................        89,000        37,310
 Shangri-la Hotels (Malaysia) Berhad...................       110,000        30,361
 Sriwani Holdings Berhad...............................        12,000         3,125
 Talam Corp. Berhad....................................        14,000         3,317
 Tan & Tan Developments Berhad.........................        77,000        26,064
 Tasek Cement Berhad...................................        37,000        36,610
 *Tongkah Holdings Berhad..............................        14,000         3,263

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Tradewinds (Malaysia) Berhad..........................        49,000  $     23,731
 United Malacca Rubber Estates Berhad..................         9,000         9,280
 United Malayan Land Berhad............................        13,000         8,395
 United Plantations Berhad.............................        33,000        34,886
 *Westmont Industries Berhad...........................        23,000         5,330
 Westmont Land (Asia) Berhad...........................        20,000         2,812
 *Wing Tiek Holdings Berhad............................         8,000         1,854
 Worldwide Holdings Berhad.............................        16,000         3,749
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,595,761)....................................                   1,255,531
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (1.2%)
 *Malaysian Ringetts
   (Cost $252,272).....................................                     251,472
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Bolton Properties Berhad Rights 06/05/98
   (Cost $0)...........................................         9,000             0
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $3,848,033)....................................                   1,507,003
                                                                       ------------
ARGENTINA -- (6.8%)
COMMON STOCKS -- (6.8%)
 *Acindar Industria Argentina de Aceros SA Series B....        50,000       103,801
 *Alpargatas SA Industrial y Comercial.................       140,000        31,095
 *Atanor Cia Nacional para la Industria Quimica SA
   Series D............................................        36,000        34,217
 Bagley y Cia, Ltd. SA Series B........................        62,000       124,061
 *Celulosa Argentina SA Series B.......................        25,500         5,485
 Central Puerto SA Series B............................        43,000       118,308
 Cinba SA Cia de Bebidao y Alimentos SA................        15,000        15,307
 Corcemar SA Series B..................................        19,000       112,155
 *Cresud SA Comercial Industrial Financiera y
   Agropecuaria........................................        61,250       110,304
 Dycasa Dragados y Construcciones Argentina SA Series
   B...................................................         7,000        24,302
 *Ferrum SA de Ceramica y Metalurgica Series B.........        15,000        30,015
 *Fiplasto SA Comercial y Industrial Series B..........         6,000         8,404
 Garovaglio y Zorraquin SA.............................        14,160        28,617
 Importadora y Exportadora de la Patagonia Series B....        11,500       181,214
 Introductora de Buenos Aires SA Series A..............        14,736        26,538
 Massalin Particulares SA Series B.....................        41,000       200,998
 *Morixe Hermanos SA...................................         9,000         9,455
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................        22,000        89,144
 *Pirelli Cables SA....................................        23,786        38,076
 *Polledo SA Industrial y Constructora y Financiera....        26,000        40,840
 *Quimica Estrella SA Series B.........................        24,000        31,695
 *Sol Petroleo SA......................................        25,662        24,648
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,445,202)....................................                   1,388,679
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------

PREFERRED STOCKS -- (0.0%)
 Quimica Estrella SA 10% Cumulative Convertible Series
   B
   (Cost $3,260).......................................         3,260  $      3,490
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acindar Industria Argentina de Aceros SA Series B
   Rights 06/09/98
   (Cost $0)...........................................        50,000             0
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $1,448,462)....................................                   1,392,169
                                                                       ------------
SOUTH KOREA -- (6.4%)
COMMON STOCKS -- (6.4%)
 *Boram Bank Co., Ltd..................................        10,990        18,115
 *Bu Kwang Pharmceutical Co., Ltd......................           540        14,905
 *Choong Wae Pharmaceutical............................         1,590        17,058
 *Daeduck Electronics Co., Ltd.........................         1,340        65,691
 *Daeduck Industries Co., Ltd..........................           450        18,224
 *Daehan City Gas Co., Ltd.............................         2,000        29,556
 *Daehan Flour Mills Co., Ltd..........................           360        13,044
 *Daesung Industrial Co., Ltd..........................         1,690        18,611
 *Daewoo Precision Industries, Ltd.....................         4,090        10,461
 *Daewoo Telecom Co., Ltd..............................         8,020        25,812
 *Daishin Securities Co., Ltd..........................         8,510        12,636
 *Dong Ah Tire Industrial Co., Ltd.....................           730        24,169
 *Dong Bu Insurance Co., Ltd...........................         1,680         8,654
 *Hae In Co., Ltd......................................         4,970        20,339
 *Han Kuk Carbon Co....................................           500        12,789
 *Han Wha Energy Co., Ltd..............................         5,600        15,139
 *Hana Bank............................................        19,600        80,767
 *Hankuk Glass Industries, Inc.........................         5,120        60,021
 *Hanmi Pharmaceutical Co., Ltd........................           890        16,820
 *Hotel Shilla, Ltd....................................         6,010        25,406
 *Hyundai Corp.........................................         4,900        11,506
 *Hyundai Merchant Marine Co., Ltd.....................        12,000        89,520
 *Hyundai Mipo Dockyard Co., Ltd.......................         2,600        25,861
 *Koram Bank, Ltd......................................         6,000        21,954
 *Korea Circuit Co., Ltd...............................           780        23,275
 *Korea Electronics Co., Ltd...........................         1,310         9,773
 *Korea Fine Chemical Co., Ltd.........................         1,000        21,314
 *Korea Green Cross Co., Ltd...........................         1,260        29,184
 *Korea Iron & Steel Works Co., Ltd....................           290        21,119
 *Korean Reinsurance Co., Ltd..........................         3,100        22,025
 *LG Cable & Machinery, Ltd............................         6,980        21,572
 *LG International Corp................................         8,790        11,054
 *Lotte Confectionary Co., Ltd.........................           680        36,476
 *Namhae Chemical Corporation..........................         2,000        32,185
 *Namyang Dairy Products Co., Ltd......................           340        21,620
 *Nong Shim Co., Ltd...................................         2,640       100,348
 *Oriental Brewery Co., Ltd............................           990        14,490
 *Orion Electric Co., Ltd..............................         5,270        17,598
 *SK Securities Co., Ltd...............................        46,550        54,074
 *Saehan Industries, Inc...............................         4,600        14,021
 *Samsung Securities Co., Ltd..........................         3,700        15,221
 *Seondo Electric Co., Ltd.............................         4,400        47,517
 *Seoul City Gas Co., Ltd..............................         2,750        50,408
 *Shin Young Securities Co., Ltd.......................         2,620        13,589
 *Suheung Capsule Co., Ltd.............................         1,900        24,433

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Youngone Corporation.................................         1,140  $     24,703
 *Yuhan Corp...........................................           840        15,517
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $1,562,963)....................................                   1,298,574
                                                                       ------------
PHILIPPINES -- (6.3%)
COMMON STOCKS -- (6.3%)
 *Alaska Milk Corp.....................................       907,000        44,244
 *Alsons Consolidated Resources, Inc...................     2,058,000        59,177
 *Anglo Philippine Holdings Corp.......................       546,000         5,327
 Bacnotan Cement Corp..................................       214,700        36,380
 Bacnotan Consolidated Industries, Inc.................        23,000        35,135
 *Bankard, Inc.........................................       145,000         5,919
 *Cebu Holdings, Inc...................................     1,925,000        39,538
 Cosmos Bottling Corp..................................       878,000       119,471
 *DMCI Holdings, Inc...................................       464,000        27,637
 *EEI Corporation......................................       282,000        10,570
 *East Asia Power Resources Corp.......................       431,000        10,125
 *Global Equities, Inc.................................       717,000         9,204
 *Gotesco Land, Inc. Series B..........................       170,000         1,877
 *House of Investments, Inc............................       258,000         5,630
 *International Container Terminal Services, Inc.......       310,725        44,674
 Ionics Circuits, Inc..................................       103,125        44,348
 *Kepphil Shipyard, Inc................................       563,760        11,290
 *Kuok Philippine Properties, Inc......................     2,150,500        22,085
 Lepanto Consolidated Mining Co. Series B..............     1,540,000        21,350
 *MUI Resources (Philippines), Inc.....................     1,121,000        29,356
 *Mabuhay Holdings Corp................................       516,000         4,968
 *Macroasia Corp.......................................       129,000         4,968
 *Manila Jockey Club, Inc..............................        18,800         4,827
 *Mondragon International Philippines, Inc.............       218,040         4,926
 *Negros Navigation Co., Inc...........................       311,000         5,589
 *PDCP Development Bank................................        77,000        30,642
 *Palawan Oil and Gas Exploration, Inc.................    51,600,000        11,923
 *Philippine Bank of Communications....................        14,726        47,826
 *Philippine National Construction Corp................        75,000        16,752
 *Philippine Realty & Holdings Corp....................     4,499,000        46,203
 *Philippine Savings Bank..............................        38,875        19,712
 *Picop Resources, Inc.................................       225,000         2,773
 *Pryce Properties Corp................................     1,352,900        45,154
 RFM Corp..............................................       335,000        47,304
 *Republic Glass Holding Corp..........................       176,250         4,796
 *Robinson's Land Corp. Series B.......................       732,000        39,466
 *SM Development Corp..................................     2,575,000        67,432
 *Security Bank Corp...................................        46,800        23,130
 Selecta Dairy Products, Inc...........................       378,000        20,574
 Sime Darby Pilipinas, Inc. SD Tire....................        19,900        15,327
 Solidbank Corp........................................         3,040        14,049
 *Soriano (A.) Corp....................................     2,430,211        73,624
 *Southeast Asia Cement Holdings, Inc..................     1,154,000        15,999
 *Steniel Manufacturing Corp...........................       250,000         3,851
 *Union Bank of the Philippines........................        88,300        36,839
 *United Paragon Mining Corp...........................       645,000         4,968
 *Universal Rightfield Property Holdings, Inc..........     1,062,000        16,359
 Urban Bank, Inc.......................................         5,658        13,074
 *Victorias Milling Co., Inc...........................        48,000         1,072
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Vitarich Corp........................................       176,000  $      2,666
 *William, Gothong & Aboitiz, Inc......................     1,213,000        58,548
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,543,705)....................................                   1,288,678
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 RFM Corp.
   (Cost $10,834)......................................        60,909         8,288
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $3,554,539)....................................                   1,296,966
                                                                       ------------
THAILAND -- (5.2%)
COMMON STOCKS -- (5.0%)
 *Aromatics (Thailand) Public Co., Ltd. (Foreign)......       140,000        13,865
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........         4,000        13,370
 *Bangkok Agro Industrial Products Public Co., Ltd.
   (Foreign)...........................................         2,700         5,415
 *Big C Supercenter Public Co., Ltd. (Foreign).........        87,000        16,586
 *Capetronic International (Thailand) Public Co.,
   Ltd.................................................        83,200        10,506
 *Castle Peak Holdings Public Co., Ltd. (Foreign)......         6,800           606
 *Central Paper Industry Public Co., Ltd. (Foreign)....        19,800        27,636
 Delta Electronics (Thailand) Public Co., Ltd.
   (Foreign)...........................................        29,700       213,246
 *Dynamic Eastern Finance Thailand (1991) Co., Ltd.
   (Foreign)...........................................        46,200         3,317
 *First City Investment Public Co., Ltd. (Foreign).....        45,000         1,448
 *Golden Land Property Development Public Co., Ltd.
   (Foreign)...........................................        68,800         4,940
 *Hana Microelectronics Co., Ltd. (Foreign)............        12,000        41,594
 *Hemaraj Land and Development Public Co., Ltd.
   (Foreign)...........................................        19,000         4,281
 *K.R. Precision Public Co., Ltd.......................         8,200        16,039
 *KCE Electronics Public Co., Ltd. (Foreign)...........         6,000        34,167
 Kang Yong Electric Public Co., Ltd. (Foreign).........         7,200        11,944
 *Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        12,000         1,396
 *Krisda Mahanakorn Public Co., Ltd. (Foreign).........        23,800           825
 *LPN Development Public Co., Ltd. (Foreign)...........        15,100           822
 *Laem Thong Bank Public Co., Ltd. (Foreign)...........        68,575        11,036
 Lanna Lignite Public Co., Ltd. (Foreign)..............        11,500        22,778
 *Loxley Public Co., Ltd. (Foreign)....................        12,500         2,476
 *Media of Medias Public Co., Ltd. (Foreign)...........         9,100           924
 *Modern Home Development Public Co., Ltd. (Foreign)...        23,700           763
 *Muramoto Electron (Thailand) Public Co., Ltd.
   (Foreign)...........................................         9,900        20,467

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Nakornthon Bank Public Co., Ltd. (Foreign)............        53,850  $      6,266
 *Nation Multimedia Group Public Co., Ltd. (Foreign)...        13,000         4,506
 *National Petrochemical Public Co., Ltd. (Foreign)....       108,500        61,785
 *Nithipat Finance Public Co., Ltd. (Foreign)..........        35,600        17,408
 *PAE (Thailand) Public Co., Ltd. (Foreign)............         6,600           833
 *Patum Rice Mill & Granary Public Co., Ltd............         5,500         3,404
 Phoenix Pulp and Paper Public Co., Ltd. (Foreign).....        35,700        20,550
 Pizza Public Co., Ltd. (Foreign)......................         9,000        30,082
 *Prasit Development Public Co., Ltd. (Foreign)........        29,700         3,015
 Regional Container Lines Public Co., Ltd. (Foreign)...         9,000         8,913
 *SCF Finance and Securities Co., Ltd. (Foreign).......        17,000         5,261
 *Saha Pathana Inter-Holding Public Co., Ltd.
   (Foreign)...........................................        16,000         8,765
 *Sahaviriya Steel Industries Public Co., Ltd.
   (Foreign)...........................................       168,300         9,584
 *Shinawatra Satellite Public Co., Ltd.................        66,900        20,290
 *Shinawatra Satellite Public Co., Ltd. (Foreign)......        90,600        27,478
 *Siam City Credit Finance and Securities Public Co.,
   Ltd. (Foreign)......................................        18,200         7,886
 *Siam Pulp & Paper Co., Ltd. (Foreign)................        31,500        25,737
 *Siam Sanwa Industrial Credit Public Co., Ltd.
   (Foreign)...........................................        17,500         1,343
 *Siam Tyre Public Co., Ltd. (Foreign).................         2,500         5,168
 Songkla Canning Public Co., Ltd. (Foreign)............         7,400        12,092
 *Sri Trang Agro-Industry Public Co., Ltd. (Foreign)...        13,500        21,726
 *Srithai Superware Public Co., Ltd. (Foreign).........         6,000         1,144
 *Sun Tech Group Public Co., Ltd. (Foreign)............        27,200           774
 *Supalai Public Co., Ltd. (Foreign)...................        17,300           728
 *TCJ Motor Public Co., Ltd. (Foreign).................         7,300           831
 Thai Danu Bank Public Co., Ltd. (Foreign).............        41,200        16,321
 *Thai Modern Plastic Industry Public Co., Ltd.
   (Foreign)...........................................        15,700           661
 *Thai Pineapple Public Co., Ltd. (Foreign)............        12,200         3,020
 Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................        12,200        24,466
 Thai Reinsurance Public Co., Ltd. (Foreign)...........        19,300        32,493
 Thai Rung Union Carbide Public Co., Ltd. (Foreign)....        13,200         8,252
 Thai Union Frozen Products Co., Ltd...................        22,500        79,661
 *Thai Wah Resorts Development Public Co., Ltd.........        32,200        12,855
 *Thai-Germany Products Public Co., Ltd. (Foreign).....        37,050           917
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Tuntex (Thailand) Public Co., Ltd. (Foreign).........        34,900  $     14,689
 *Vanachai Group Public Co., Ltd. (Foreign)............        22,100         7,113
 *Vinythai Public Co., Ltd.............................       157,000        17,103
 *Vinythai Public Co., Ltd. (Foreign)..................       198,700        21,646
 *Wall Street Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        13,400         4,728
 *Wattachak Public Co., Ltd. (Foreign).................        49,500         5,515
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,751,754)....................................                   1,035,456
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.2%)
 *Thailand Baht
   (Cost $34,927)......................................                      34,286
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Siam Sanwa Industrial Credit Public Co., Ltd.
   (Foreign) Rights 06/12/98
   (Cost $0)...........................................        35,000             0
                                                                       ------------
TOTAL -- THAILAND
  (Cost $2,786,681)....................................                   1,069,742
                                                                       ------------
INDONESIA -- (1.2%)
COMMON STOCKS -- (1.2%)
 PT Aneka Kimia Raya Tbk...............................        49,000         1,734
 PT Anwar Sierad Tbk...................................        58,000           898
 PT Apac Centretex Corporation Tbk.....................       122,000         2,429
 PT Argha Prima Industry (Foreign).....................        90,666         2,206
 PT Asahimas Flat Glass Co., Ltd.......................        65,000         2,588
 *PT Asuransi Lippo Life Insurance Tbk.................       448,500        10,915
 *PT Bakrie Sumatra Plantations Tbk....................        49,000         5,475
 PT Bank Bira Tbk......................................       162,800         4,682
 PT Bank International Indonesia (Foreign).............        78,329         2,773
 PT Bank Mashill Utama Tbk.............................        88,400         1,760
 PT Bank Niaga Tbk.....................................        55,926         1,732
 PT Bank PDFCI (Foreign)...............................        44,000           389
 PT Bank Tiara Asia (Foreign)..........................        43,000           285
 PT Batu Buana.........................................        77,715         1,032
 PT BDNI Capital Corp. Tbk.............................       364,000         9,664
 PT Berlian Laju Tanker Tbk............................        36,400         5,396
 PT Branta Mulia Tbk...................................        66,000         2,044
 PT Bukaka Teknik Utama Tbk............................        36,000           757
 PT Ciputra Development Tbk............................        75,000         1,327
 PT Citra Marga Nusaphala Persada......................       150,000         4,978
 PT Darya-Varia Laboratoria............................        33,000         1,387
 PT Davomas Adabi......................................        40,000         1,416
 PT Dharmal Sakti Sejahtera Tbk........................       258,666         4,006
 *PT Dharmala Agrifood Tbk.............................        92,500         1,228
 PT Dharmala Intiland..................................       277,400         4,910
 PT Duta Anggada Realty Tbk............................       132,000         2,336
 PT Duta Pertiwi.......................................       132,000         2,920
 PT Ever Shine Textile.................................        75,000         2,655
 *PT Fajar Surya Wisesa Tbk............................        53,000         1,876
 PT Ficorinvest Bank (Foreign).........................        44,000           584
 PT Gajah Tunggal Tbk..................................       236,000         3,133
 PT Great River International..........................        93,000         3,189
 PT GT Petrochem Industries Tbk........................       246,000         2,721
 PT Hero Supermarket Tbk...............................        33,000         2,920
 PT Indal Aluminium Industry...........................        47,000         1,768
 *PT Inti Indorayo Utama...............................        63,000         4,181

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 PT Jakarta International Hotel and Development Tbk....        57,000  $      3,153
 PT Kalbe Farma Tbk....................................        64,000         3,115
 PT Karwell Indonesia..................................       138,000        14,044
 PT Kawasan Industry Jababeka Tbk......................        47,000         1,664
 PT Keramika Indonesia Assosiasi Tbk...................       100,000         2,102
 PT Lippo Securities Tbk...............................       659,600         8,756
 PT Matahari Putra Prima Tbk...........................        66,000         1,168
 PT Mayorah Indah......................................       114,000         5,296
 PT Medco Energi Corporation...........................        24,000         5,628
 PT Miwon Indonesia Tbk................................        20,000         1,947
 PT Modern Bank Tbk....................................        72,333           640
 PT Modern Photo Tbk...................................        40,000         3,540
 *PT Mutlipolar Corporation Tbk........................       455,000         4,027
 PT Ometraco Corporation Tbk...........................        38,000         4,203
 PT Pabrik Kertas Tjiwi Kimia Tbk......................        90,000        10,752
 PT Pakuwon Jati Tbk...................................        63,000         2,091
 PT Panasia Indosyntec Tbk.............................        79,000         1,223
 PT Perdan Inti Investama Tbk..........................        69,333           614
 PT Plaza Indonesia Realty Tbk.........................        20,000         2,788
 PT Prasidha Aneka Niaga Tbk...........................        84,000         2,788
 PT Pudjiadi Prestige, Ltd. Tbk........................        45,500         1,007
 PT Putra Sejahtera Pioneerindo........................        29,000           834
 *PT Sekar Bumi Tbk....................................        60,000         1,460
 PT Sinar Mas Agro Resources and Technology Corporation
   Tbk.................................................        74,400         7,736
 PT Sorini Corporation.................................        43,000         1,142
 *PT Surabaya Agung Industri Pulp & Paper..............        64,500         1,998
 PT Suryamas Dutamakmur................................       125,000         6,222
 PT Tamara Bank (Foreign)..............................        27,600         1,007
 PT Tempo Scan Pacific.................................        22,000           633
 *PT Texmaco Jaya Tbk..................................        93,000        28,394
 PT Ultrajaya Milk Industry & Trading Co...............        52,000         5,062
 PT Unggul Indah Corp. Tbk.............................        38,000         5,044
 PT United Tractors....................................        20,000         1,062
 PT Wicaksana Overseas International...................        28,560           569
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $3,288,352)....................................                     246,003
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.2%)
 Repurchase Agreement, Chase Manhattan Bank N.A. 5.20%,
   06/01/98 (Collateralized by U.S. Treasury Notes
   5.50%, 01/31/03, valued at $664,006) to be
   repurchased at $648,281. (Cost $648,000)............          $648       648,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $28,924,449)++.................................                $ 20,446,485
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
COMMERCIAL PAPER -- (46.3%)
Barton Capital Corp. C.P.
     5.570%, 06/11/98..................................  $       500   $    499,232
     5.530%, 06/15/98..................................       18,034     17,995,216
     5.520%, 06/19/98..................................        2,050      2,044,363
Bayer Corp. C.P.
     5.620%, 06/01/98..................................        2,050      2,050,000
BellSouth Capital Funding Corp. C.P.
     5.510%, 06/04/98..................................       13,500     13,493,778
CC (USA), Inc. C.P.
     5.520%, 06/22/98..................................        1,000        996,774
     5.520%, 07/15/98..................................          500        496,657
     5.550%, 07/23/98..................................       21,500     21,330,436
     5.520%, 07/27/98..................................        2,000      1,983,013
Caisse Centrale des Jardins C.P.
     5.490%, 07/08/98..................................        4,312      4,287,625
Caisse D'Amortissement
  De Delte Sociale
     5.630%, 06/01/98..................................       15,050     15,050,000
Ciesco L.P. C.P.
     5.500%, 06/02/98..................................        4,500      4,499,308
     5.500%, 06/05/98..................................        5,500      5,496,620
     5.500%, 07/10/98..................................       11,500     11,431,852
Commonwealth Bank of Australia C.P.
     5.500%, 06/04/98..................................       13,000     12,994,008
Corporate Asset Funding Corp. C.P.
     5.530%, 06/02/98..................................       22,500     22,496,542
     5.520%, 06/09/98..................................        1,000        998,771
Cregem North America, Inc. C.P.
     5.500%, 06/02/98..................................        7,000      6,998,924
Den Norske Stats Olejeselskap A.S. C.P.
     5.520%, 06/01/98..................................        5,550      5,550,000
     5.520%, 07/10/98..................................       19,500     19,384,445
Dresdner U.S. Finance, Inc. C.P.
     5.500%, 06/04/98..................................       18,000     17,991,704
Enterprise Funding Corp. C.P.
     5.530%, 06/01/98..................................        5,604      5,604,000
Equipment Intermediation Partnership C.P.
     5.540%, 07/08/98..................................       22,000     21,876,316
Ford Motor Credit Corp. C.P.
     5.510%, 06/05/98..................................        4,500      4,497,220
France Telecom C.P.
     5.510%, 06/15/98..................................        5,000      4,989,247
General Electric Capital Corp. C.P.
     5.530%, 06/18/98..................................        1,700      1,695,585
     5.520%, 07/07/98..................................          500        497,265
Hahn Issuing Corp. C.P.
     5.540%, 06/29/98..................................        3,050      3,037,000
KFW International Finance, Inc. C.P.
     5.520%, 06/04/98..................................        1,000        999,539
Louis Dreyfus Corp. C.P.
     5.520%, 06/12/98..................................       13,000     12,977,994
     5.530%, 06/18/98..................................        2,000      1,994,796
     5.520%, 06/25/98..................................        5,050      5,031,449

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)

National Rural Utilities Cooperative Finance Corp. C.P.
     5.520%, 06/05/98..................................  $     1,000   $    999,382
Novartis Finance Corp. C.P.
     5.490%, 06/05/98..................................        7,500      7,495,367
     5.480%, 06/23/98..................................       16,500     16,444,037
     5.500%, 07/01/98..................................          800        796,320
Proctor & Gamble Co. C.P.
     5.480%, 07/02/98..................................        2,250      2,239,402
Sheffield Receivables Corp. C.P.
     5.540%, 06/01/98..................................       12,000     12,000,000
     5.530%, 06/05/98..................................        6,000      5,996,313
     5.540%, 06/23/98..................................          600        597,983
     5.510%, 06/29/98..................................        6,525      6,497,239
Shell Financial U.K. P.L.C. C.P.
     5.500%, 07/10/98..................................       25,050     24,901,556
Sigma Finance Corp. C.P.
     5.510%, 06/10/98..................................        5,000      4,993,088
     5.530%, 06/29/98..................................        1,500      1,493,618
     5.530%, 07/07/98..................................        4,050      4,027,847
Toyota Motor Credit Corp. C.P.
     5.500%, 06/08/98..................................       13,500     13,485,484
     5.500%, 06/10/98..................................        2,175      2,171,993
     5.500%, 06/22/98..................................        9,000      8,971,125
USAA Capital Corp. C.P.
     5.500%, 07/02/98..................................        1,000        995,290
Windmill Funding Corp. C.P.
     5.530%, 06/01/98..................................        3,855      3,855,000
     5.520%, 06/05/98..................................        4,500      4,497,235
     5.530%, 06/17/98..................................        4,989      4,976,804
     5.520%, 06/22/98..................................        6,500      6,479,145
     5.500%, 07/24/98..................................        1,500      1,487,942
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $386,665,181)..................................                 386,671,849
                                                                       ------------
CERTIFICATES OF DEPOSIT -- (29.0%)
ABN-AMRO North American Certificate of Deposit
     5.710%, 10/09/98..................................        4,000      3,999,200
Bayerische Landesbank Certificate of Deposit
     5.860%, 07/17/98..................................       16,000     16,004,800
Canadian Bank Certificate of Deposit
     5.795%, 10/06/98..................................       23,000     23,004,600
Commerzbank Certificate of Deposit
     5.780%, 09/18/98..................................       23,300     23,302,330
Deutsche Bank AG Certificates of Deposit
     5.820%, 05/03/99..................................       25,000     25,005,000
Dresdner Bank AG Certificate of Deposit
     5.950%, 10/20/98..................................       20,000     19,990,000
FCC National Bank Certificate of Deposit
     5.820%, 09/18/98..................................       21,000     21,004,200

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
Morgan Trust Certificate of Deposit
     5.800%, 07/28/98..................................  $     3,700   $  3,697,410
National Australia Bank Certificate of Deposit
     5.850%, 10/05/98..................................       23,000     23,009,200
Royal Bank of Canada Certificate of Deposit
     5.880%, 09/17/98..................................       23,000     23,020,700
Societe Generale Certificate of Deposit
     5.880%, 07/13/98..................................        3,000      2,999,400
     5.960%, 09/15/98..................................       18,500     18,487,050
Swiss Bank Certificate of Deposit
     5.805%, 10/01/98..................................       23,000     23,006,900
Westdeutsche Landesbank Certificate of Deposit
     5.870%, 07/31/98..................................       15,000     14,974,500
                                                                       ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $241,477,149)..................................                 241,505,290
                                                                       ------------
BONDS -- (13.5%)
Canada (Government of) Bonds
     6.400%, 09/10/98..................................       22,540     22,596,350
FCC National Bank Medium Term Notes
     6.144%, 10/30/98..................................        2,000      2,000,940
Ford Motor Credit Co. Corporate Bonds
     7.250%, 05/15/99..................................        5,800      5,869,948
Illinois Tool Works, Inc. Corporate Bonds
     7.500%, 12/01/98..................................        5,000      5,033,499
Morgan (J.P.) & Co., Inc. Corporate Bonds
     6.362%, 08/05/98..................................       19,000     19,011,208
Morgan Guaranty Trust Corporate Bonds
     6.000%, 10/01/98..................................        6,000      5,999,160
Nippon Telegraph & Telephone Corp. Corporate Bonds
     9.500%, 07/27/98..................................        4,350      4,371,750
Norwest Corp. Medium Term Notes
     5.750%, 11/16/98..................................        3,600      3,595,752
Pepsico, Inc. Corporate Bonds
     7.625%, 11/01/98..................................        5,000      5,028,100
Pepsico, Inc. Medium Term Notes
     5.463%, 07/01/98..................................        4,851      4,848,332
Pitney Bowes Credit Corp. Medium Term Notes
     6.305%, 09/23/98..................................       24,230     24,265,858
Sara Lee Corp. Medium Term Notes
     5.500%, 12/01/98..................................        1,250      1,246,137
                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)

St. Paul Companies, Inc. Medium Term Notes
     7.590%, 05/19/99..................................  $     6,000   $  6,090,359
UBS Finance, Inc. Medium Term Notes
     6.200%, 10/01/98..................................        3,000      3,003,750
                                                                       ------------
TOTAL BONDS
  (Cost $112,811,085)..................................                 112,961,143
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (9.7%)
Abbey National Treasury Services P.L.C.
     ***5.536%, 06/16/98...............................        7,000      6,999,300
American Express Centurion Bank
     ***5.686%, 06/05/98...............................       14,000     14,000,000
     ***5.626%, 06/08/98...............................        9,000      9,000,000
Banc One Corp.
     ***5.668%, 06/15/98...............................        7,000      6,995,100
Bayerische Landesbank
     ***5.516%, 06/10/98...............................       10,000      9,992,000
Chase Manhattan Corp. Medium Term Notes
     ***5.688%, 06/20/98...............................       19,000     19,000,000
First USA Bank
     ***5.986%, 06/01/98...............................        7,000      7,004,900
Key Bank N.A.
     ***5.625%, 08/20/98...............................        7,650      7,641,585
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $80,645,110)...................................                  80,632,885
                                                                       ------------
AGENCY OBLIGATIONS -- (1.3%)
Federal Agriculture Mortgage Corp.
     7.200%, 10/15/98..................................        2,850      2,866,815
Federal National Mortgage Association
     5.700%, 12/18/98..................................        8,100      8,106,155
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $10,957,815)...................................                  10,972,970
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
    06/01/98 (Collateralized by U.S. Treasury Notes
    5.875%, 08/31/99 valued at $1,729,750) to be
    repurchased at $1,698,743.
    (Cost $1,698,000)..................................        1,698      1,698,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $834,254,340)++................................                $834,442,137
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
++Approximates cost for federal income tax purposes.
***Rates shown are the rates as of May 31, 1998, and maturities shown are the next interest readjustment date.

                See accompanying Notes to Financial Statements.

                  THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
FRANCE -- (25.5%)
BONDS -- (25.5%)
Administration des Postes Telegraphes et Telephones
    8.900%, 04/21/00...................................       23,270   $  4,213,109
Caisse Autonome de Refinancement SA
    7.750%, 12/06/99...................................       67,990     11,975,701
Caisse Nationale des Autoroutes
    6.750%, 07/08/99...................................       47,000      8,086,071
Credit d'Equipement des Petites et Moyennes Entreprises
    9.000%, 08/19/99...................................       30,000      5,304,733
Credit Local de France SA
    9.250%, 12/07/99...................................       51,000      9,155,291
Denmark (Kingdom of)
    5.500%, 10/26/99...................................       68,000     11,593,292
Eurofima Societe Europeene pour le Financement de
  Materiel Ferroviaire
    8.625%, 09/01/99...................................       65,000     11,457,736
European Investment Bank
    6.250%, 07/28/99...................................       55,000      9,431,166
France (Republic of)
    7.750%, 04/12/00...................................       62,000     11,029,440
France Telecom SA
    6.500%, 07/19/99...................................       70,000     12,016,173
Regie Autonome des Transports Parisienne SA
    7.250%, 09/19/99...................................       21,995      3,822,711
Union Nationale Interprofessionnelle pour Emploi Dans
  Commerce Industrie SA
    5.250%, 10/25/99...................................       25,000      4,245,525
Ville de Paris
    8.250%, 12/15/99...................................       11,240      1,994,270
                                                                       ------------
TOTAL BONDS
  (Cost $102,898,445)..................................                 104,325,218
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *French Francs
   (Cost $0)...........................................                           1
                                                                       ------------
TOTAL -- FRANCE
  (Cost $102,898,445)..................................                 104,325,219
                                                                       ------------
CANADA -- (25.2%)
BONDS -- (25.2%)
Alberta (Province of)
    8.500%, 09/01/99...................................       16,000     11,421,345
Bayerische Landesbank Girozentrale
    8.375%, 11/23/98...................................        1,627      1,135,017
British Columbia (Province of)
    10.000%, 10/09/98..................................        9,000      6,280,379
    7.000%, 06/09/99...................................        5,000      3,498,378
Canada (Government of)
    6.500%, 08/01/99...................................       16,000     11,161,819
Deutsche Bank Finance NV
    10.250%, 11/30/99..................................       11,000      8,047,988
Farm Credit Corp. Euro Medium Term Notes
    6.250%, 01/08/99...................................       12,300      8,504,564
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)

General Electric Capital Canada, Inc.
    7.000%, 07/20/99...................................       11,000   $  7,688,871
    8.875%, 09/30/99...................................        5,000      3,576,731
Kellogg Co.
    6.250%, 10/12/98...................................       12,000      8,268,268
Minnesota Mining & Manufacturing Co.
    6.500%, 10/15/98...................................       12,800      8,837,081
Municipality of Metropolitan Toronto
    11.000%, 02/16/99..................................        7,089      5,057,446
Norway (Kingdom of)
    7.250%, 10/22/98...................................       13,000      8,993,924
Oesterreichische Kontrollbank AG
    10.250%, 07/27/99..................................       12,971      9,378,603
SBC Finance (Cayman Islands), Ltd.
    7.250%, 04/08/99...................................        1,958      1,365,928
                                                                       ------------
TOTAL BONDS
  (Cost $109,438,437)..................................                 103,216,342
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Canadian Dollars
   (Cost $1)...........................................                           1
                                                                       ------------
TOTAL -- CANADA
  (Cost $109,438,438)..................................                 103,216,343
                                                                       ------------
GERMANY -- (24.0%)
BONDS -- (24.0%)
Allgemeine Hypotheken-Bank AG
    4.500%, 12/20/99...................................        9,000      5,077,547
    5.750%, 03/13/00...................................       10,000      5,763,438
Autobahnen und Schnellstrassenfinanzierungs AG Asfinag
    7.125%, 12/22/99...................................        3,500      2,054,504
Baden-Wuerttemberg L-Finance NV
    7.000%, 03/08/00...................................        7,000      4,106,260
Bank Austria Investment Bank AG
    4.500%, 12/30/99...................................        4,000      2,254,893
Bayerische Landesbank Girozentrale
    5.250%, 01/14/00...................................       15,000      8,558,495
Belgium (Kingdom of)
    7.250%, 10/18/99...................................       10,140      5,930,011
DSL Finance NV
    7.375%, 02/15/00...................................       10,008      5,902,216
Germany (Federal Republic of)
    7.250%, 01/20/00...................................       10,000      5,889,645
Hypothekenbank AG, Essen
    3.500%, 01/28/00...................................       16,000      8,889,437
Kreditanstalt fuer Wiederaufbau
    4.000%, 02/02/00...................................       20,000     11,212,762
NV Bank Nederlandse Gemeenten BNG, Den Haag
    7.000%, 02/03/00...................................       12,000      7,027,188
SNCF (Societe Nationale des Chemins de Fer Francais)
    6.750%, 09/30/99...................................        3,200      1,855,070
Suedwestdeutsche Landesbank Capital Markets P.L.C.
    5.500%, 10/12/99...................................        3,000      1,714,728
Treuhandanstalt
    7.000%, 11/25/99...................................       10,000      5,850,381

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
Ville de Paris
    6.500%, 09/06/99...................................        7,860   $  4,539,762
World Bank (International Bank for Reconstruction and
  Development)
    7.250%, 10/13/99...................................       20,000     11,681,690
                                                                       ------------
TOTAL BONDS
  (Cost $98,069,384)...................................                  98,308,027
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *German Marks
   (Cost $799).........................................                         797
                                                                       ------------
TOTAL -- GERMANY
  (Cost $98,070,183)...................................                  98,308,824
                                                                       ------------
UNITED STATES -- (11.5%)
COMMERCIAL PAPER -- (7.0%)
Barton Capital Corp. C.P.
    5.550%, 06/02/98...................................        1,355      1,354,792
    5.520%, 06/24/98...................................        1,300      1,295,432
Corporate Asset Funding Corp. C.P.
    5.520%, 06/09/98...................................          550        549,324
    5.520%, 06/18/98...................................        3,400      3,391,169
Sheffield Receivables Corp. C.P.
    5.530%, 06/09/98...................................        2,500      2,496,928
    5.540%, 06/23/98...................................        8,000      7,973,110
Sigma Finance Corp. C.P.
    5.510%, 06/10/98...................................        5,500      5,492,396
    5.530%, 07/07/98...................................        2,450      2,436,599
Windmill Funding Corp. C.P.
    5.530%, 06/12/98...................................        3,700      3,693,184
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $28,683,142)...................................                  28,682,934
                                                                       ------------
BONDS -- (4.5%)
Associates Corp. of North America Corporate Bonds
    6.750%, 06/28/99...................................        4,000      4,024,800
Disney (Walt) Co.
    6.250%, 06/21/99...................................        5,000      5,005,500
Pepsico, Inc.
    0.000%, 05/25/99...................................       10,000      9,435,000
                                                                       ------------
TOTAL BONDS
  (Cost $18,423,744)...................................                  18,465,300
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $47,106,886)...................................                  47,148,234
                                                                       ------------
AUSTRALIA -- (6.6%)
BONDS -- (6.6%)
ABN-AMRO Australia, Ltd.
    9.500%, 09/08/99...................................        4,000      2,636,936
    7.500%, 03/08/00...................................        5,000      3,244,496
DB Australia, Ltd.
    9.000%, 10/05/99...................................        5,000      3,277,066
International Finance Corp.
    8.250%, 08/12/99...................................        2,894      1,872,295
J.P. Morgan Australia, Ltd.
    6.750%, 02/24/00...................................        5,000      3,215,997
Rural & Industries Bank of Western Australia
    10.000%, 08/23/99..................................        1,700      1,123,572
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)

State Bank of New South Wales
    14.250%, 09/28/99..................................        3,196   $  2,236,229
Toronto Dominion Australia, Ltd.
    8.750%, 07/20/99...................................        3,000      1,955,905
Toyota Finance Australia, Ltd.
    8.250%, 07/26/99...................................       11,626      7,533,179
                                                                       ------------
TOTAL BONDS
  (Cost $30,711,571)...................................                  27,095,675
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $0)...........................................                           1
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $30,711,571)...................................                  27,095,676
                                                                       ------------
NETHERLANDS -- (6.2%)
BONDS -- (6.2%)
ABN-AMRO Bank NV
    6.625%, 04/05/00...................................        8,000      4,139,208
    6.375%, 04/21/00...................................        3,000      1,546,977
Austria (Republic of)
    6.500%, 05/07/99...................................        6,500      3,308,106
European Investment Bank
    5.000%, 02/16/99...................................        4,000      2,004,898
NV Bank Voor Nederlandsche Gemeenten
    5.500%, 07/05/99...................................        4,000      2,019,830
Netherlands (Kingdom of)
    7.750%, 01/15/00...................................       23,000     12,094,839
                                                                       ------------
TOTAL BONDS
  (Cost $24,871,498)...................................                  25,113,858
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $24,871,498)...................................                  25,113,858
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
   06/01/98 (Collateralized by U.S. Treasury Notes
   5.25%, 01/31/01, valued at $3,929,081) to be
   repurchased at $3,868,692.
   (Cost $3,867,000)...................................        3,867      3,867,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $416,964,021)++....                $409,075,154
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
@Denominated in local currency.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 1998

                                  (UNAUDITED)

                                                                   THE U.S.     THE ENHANCED     THE U.S.     THE U.S.
                                                                     LARGE       U.S. LARGE     LARGE CAP       4-10
                                                                    COMPANY       COMPANY         VALUE         VALUE
                                                                    SERIES         SERIES         SERIES       SERIES
                                                                  -----------  --------------  ------------  -----------
                                                                       (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value............................................  $ 1,224,564   $     48,524   $  1,786,593  $    75,447
Collateral for Securities Loaned................................      154,883             --        131,583           --
Receivables
    Dividends and Interest......................................        2,044          1,270          3,894           82
    Investment Securities Sold..................................           --          1,497          5,324           --
    Fund Shares Sold............................................        2,030             --            631           --
Unrealized Gain on Forward Currency Contracts...................           --            313             --           --
Unrealized Gain on Swap Contract................................           --            666             --           --
Prepaid Expenses and Other Assets...............................            3              6              6           56
                                                                  -----------  --------------  ------------  -----------
        Total Assets............................................    1,383,524         52,276      1,928,031       75,585
                                                                  -----------  --------------  ------------  -----------
LIABILITIES:
Payable for Securities Loaned...................................      154,883             --        131,583           --
Payable for Investment Securities Purchased.....................        3,889             --          8,845           --
Payable for Fund Shares Redeemed................................          168              8            134           --
Payable for Futures Margin Variation............................           --            418             --           --
Accrued Expenses and Other Liabilities..........................           92             25            309           10
                                                                  -----------  --------------  ------------  -----------
        Total Liabilities.......................................      159,032            451        140,871           10
                                                                  -----------  --------------  ------------  -----------
NET ASSETS......................................................  $ 1,224,492   $     51,825   $  1,787,160  $    75,575
                                                                  -----------  --------------  ------------  -----------
                                                                  -----------  --------------  ------------  -----------
SHARES OUTSTANDING $.01 PAR VALUE...............................          N/A      4,208,514     89,381,063    7,316,389
                                                                  -----------  --------------  ------------  -----------
                                                                  -----------  --------------  ------------  -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE........          N/A  $       12.31   $      19.99  $     10.33
                                                                  -----------  --------------  ------------  -----------
                                                                  -----------  --------------  ------------  -----------
Investments at Cost.............................................  $   756,702  $      48,745   $  1,302,766  $    76,303
                                                                  -----------  --------------  ------------  -----------
                                                                  -----------  --------------  ------------  -----------

                                                                 THE U.S.       THE U.S.      THE U.S.        THE DFA
                                                                   6-10        6-10 SMALL    9-10 SMALL    INTERNATIONAL
                                                                   VALUE        COMPANY        COMPANY         VALUE
                                                                  SERIES         SERIES        SERIES         SERIES
                                                               -------------  ------------  -------------  -------------
                                                                     (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value.........................................  $   2,601,864  $    492,723  $   1,596,566  $   1,859,417
Collateral for Securities Loaned.............................         96,348        45,244         70,883        328,084
Receivables
    Dividends and Interest...................................          1,725           363            895          8,770
    Investment Securities Sold...............................          8,265         2,192          4,826          9,491
    Fund Shares Sold.........................................         14,379           156             52            680
Prepaid Expenses and Other Assets............................              8             2             24             24
                                                               -------------  ------------  -------------  -------------
        Total Assets.........................................      2,722,589       540,680      1,673,246      2,206,466
                                                               -------------  ------------  -------------  -------------
LIABILITIES:
Payable for Securities Loaned................................         96,348        45,244         70,883        328,084
Payable for Investment Securities Purchased..................          9,985           348         13,048          5,647
Payable for Fund Shares Redeemed.............................             --            --             91            201
Accrued Expenses and Other Liabilities.......................            648            85            233            575
                                                               -------------  ------------  -------------  -------------
        Total Liabilities....................................        106,981        45,677         84,255        334,507
                                                               -------------  ------------  -------------  -------------
NET ASSETS...................................................  $   2,615,608  $    495,003  $   1,588,991  $   1,871,959
                                                               -------------  ------------  -------------  -------------
                                                               -------------  ------------  -------------  -------------
SHARES OUTSTANDING $.01 PAR VALUE............................    126,071,316    36,718,699    150,545,050    145,519,970
                                                               -------------  ------------  -------------  -------------
                                                               -------------  ------------  -------------  -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.....  $       20.75  $      13.48  $       10.55  $       12.86
                                                               -------------  ------------  -------------  -------------
                                                               -------------  ------------  -------------  -------------
Investments at Cost..........................................  $   2,052,931  $    409,786  $   1,258,500  $   1,618,303
                                                               -------------  ------------  -------------  -------------
                                                               -------------  ------------  -------------  -------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 1998

                                  (UNAUDITED)

                                                                                                               THE
                                                                             THE PACIFIC                   CONTINENTAL
                                                              THE JAPANESE    RIM SMALL     THE UNITED        SMALL
                                                             SMALL COMPANY     COMPANY     KINGDOM SMALL     COMPANY
                                                                 SERIES        SERIES     COMPANY SERIES     SERIES
                                                             --------------  -----------  ---------------  -----------
                                                                   (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value.......................................    $  177,762     $ 128,479      $ 173,017      $ 371,829
Collateral for Securities Loaned...........................        29,575         9,057             --         17,755
Receivables
    Dividends and Interest.................................         1,465           288          1,130          1,870
    Investment Securities Sold.............................         2,974         3,050            293          3,855
Prepaid Expenses and Other Assets..........................            17            24             17              1
                                                             --------------  -----------  ---------------  -----------
        Total Assets.......................................       211,793       140,898        174,457        395,310
                                                             --------------  -----------  ---------------  -----------
LIABILITIES:
Payable for Securities Loaned..............................        29,575         9,057             --         17,755
Payable for Investment Securities Purchased................            --            78             32             77
Payable for Fund Shares Redeemed...........................         2,516         3,000             59             87
Accrued Expenses and Other Liabilities.....................            70           121             54          1,241
                                                             --------------  -----------  ---------------  -----------
        Total Liabilities..................................        32,161        12,256            145         19,160
                                                             --------------  -----------  ---------------  -----------
NET ASSETS.................................................    $  179,632     $ 128,642      $ 174,312      $ 376,150
                                                             --------------  -----------  ---------------  -----------
                                                             --------------  -----------  ---------------  -----------
Investments at Cost........................................    $  399,653     $ 232,884      $ 126,444      $ 238,526
                                                             --------------  -----------  ---------------  -----------
                                                             --------------  -----------  ---------------  -----------

                                                                                   THE
                                                                      THE       EMERGING       THE DFA        THE DFA
                                                                   EMERGING      MARKETS      ONE-YEAR       TWO-YEAR
                                                                    MARKETS     SMALL CAP   FIXED INCOME   GLOBAL FIXED
                                                                    SERIES       SERIES        SERIES      INCOME SERIES
                                                                  -----------  -----------  -------------  -------------
                                                                       (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value............................................   $ 234,117    $  20,446    $   834,442    $   409,075
Receivables
    Dividends and Interest......................................         819           87         11,257         14,145
    Investment Securities Sold..................................         509           --             --         16,544
    Fund Shares Sold............................................         170           25             --             --
Unrealized Gain or Forward Currency Contracts...................          --           --             --          3,029
Prepaid Expenses and Other Assets...............................           4           67              4             21
                                                                  -----------  -----------  -------------  -------------
        Total Assets............................................     235,619       20,625        845,703        442,814
                                                                  -----------  -----------  -------------  -------------
LIABILITIES:
Payable for Investment Securities Purchased.....................       1,377          648             --         15,228
Payable for Fund Shares Redeemed................................          --           --          2,437            240
Accrued Expenses and Other Liabilities..........................         205           37            113             74
                                                                  -----------  -----------  -------------  -------------
        Total Liabilities.......................................       1,582          685          2,550         15,542
                                                                  -----------  -----------  -------------  -------------
NET ASSETS......................................................   $ 234,037    $  19,940    $   843,153    $   427,272
                                                                  -----------  -----------  -------------  -------------
                                                                  -----------  -----------  -------------  -------------
SHARES OUTSTANDING $.01 PAR VALUE...............................         N/A          N/A     84,086,233     42,267,222
                                                                  -----------  -----------  -------------  -------------
                                                                  -----------  -----------  -------------  -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE........         N/A          N/A   $      10.03   $      10.11
                                                                  -----------  -----------  -------------  -------------
                                                                  -----------  -----------  -------------  -------------
Investments at Cost.............................................  $  302,899   $   28,924   $    834,254   $    416,964
                                                                  -----------  -----------  -------------  -------------
                                                                  -----------  -----------  -------------  -------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1998

                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

                                                                THE U.S.     THE ENHANCED     THE U.S.      THE U.S.     THE U.S.
                                                                  LARGE       U.S. LARGE      LARGE CAP       4-10         6-10
                                                                 COMPANY        COMPANY         VALUE         VALUE        VALUE
                                                                 SERIES         SERIES         SERIES      SERIES (1)     SERIES
                                                               -----------  ---------------  -----------  -------------  ---------
INVESTMENT INCOME
  Dividends..................................................   $   7,842      $       1      $  14,050     $     336    $  10,054
  Interest...................................................         132          1,153            406            64        1,308
  Income from Securities Lending.............................          46             --             96            --          619
                                                               -----------       -------     -----------       ------    ---------
        Total Investment Income..............................       8,020          1,154         14,552           400       11,981
                                                               -----------       -------     -----------       ------    ---------

EXPENSES
  Investment Advisory Services...............................         125             13            830            19        2,408
  Accounting & Transfer Agent Fees...........................          75             26            339             3          488
  Custodian's Fees...........................................          70              7            130             3          189
  Legal Fees.................................................           5              2             11             1           16
  Audit Fees.................................................           9             --             16            --           23
  Shareholders' Reports......................................           8             --             15            --           21
  Trustees' Fees and Expenses................................           2             --              3            --            4
  Other......................................................          31              5             10            --           21
                                                               -----------       -------     -----------       ------    ---------
        Total Expenses.......................................         325             53          1,354            26        3,170
                                                               -----------       -------     -----------       ------    ---------
  NET INVESTMENT INCOME......................................       7,695          1,101         13,198           374        8,811
                                                               -----------       -------     -----------       ------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities..........        (284)            (1)        85,496            42      155,665
  Net Realized Gain on Foreign Currency Transactions.........          --            161             --            --           --
  Net Realized Gain on Futures...............................          --          5,016             --            --           --
  Net Realized Gain on Swap Contracts........................          --             18             --            --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............     125,065            100        164,682          (856)      27,489
    Translation of Foreign Currency Denominated Amounts......          --            108             --            --           --
    Futures..................................................          --           (276)            --            --           --
    Swap Contracts...........................................          --            607             --            --           --
                                                               -----------       -------     -----------       ------    ---------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY.................................................     124,781          5,733        250,178          (814)     183,154
                                                               -----------       -------     -----------       ------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.................................................   $ 132,476      $   6,834      $ 263,376     $    (440)   $ 191,965
                                                               -----------       -------     -----------       ------    ---------
                                                               -----------       -------     -----------       ------    ---------

--------------

(1)  For the period February 6, (commencement of operations) to May 31, 1998.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                          THE U.S.     THE U.S.      THE DFA      THE JAPANESE   THE PACIFIC
                                                         6-10 SMALL   9-10 SMALL   INTERNATIONAL     SMALL        RIM SMALL
                                                           COMPANY      COMPANY       VALUE         COMPANY        COMPANY
                                                           SERIES       SERIES        SERIES         SERIES        SERIES
                                                         -----------  -----------  ------------  --------------  -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0,
    $2,196, $288 and $52, respectively)................   $   1,855    $   4,391    $   19,821     $    1,630     $   2,333
  Interest.............................................         236          765           634            115           152
  Income from Securities Lending.......................         256          632           647            175            48
                                                         -----------  -----------  ------------  --------------  -----------
        Total Investment Income........................       2,347        5,788        21,102          1,920         2,533
                                                         -----------  -----------  ------------  --------------  -----------

EXPENSES
  Investment Advisory Services.........................          73          777         1,750             95            75
  Accounting & Transfer Agent Fees.....................          99          320           419            117            92
  Custodian's Fees.....................................          38          122           349             48           142
  Legal Fees...........................................           3            9            13              3             2
  Audit Fees...........................................           5           14            18              2             2
  Shareholders' Reports................................           4           12            16              2             2
  Trustees' Fees and Expenses..........................           1            3             3              1             1
  Other................................................           9           11            45              5             4
                                                         -----------  -----------  ------------  --------------  -----------
        Total Expenses.................................         232        1,268         2,613            273           320
                                                         -----------  -----------  ------------  --------------  -----------
  NET INVESTMENT INCOME................................       2,115        4,520        18,489          1,647         2,213
                                                         -----------  -----------  ------------  --------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities....      37,656      116,224        36,358         (7,145)          344
  Net Realized Gain (Loss) on Foreign Currency
    Transactions.......................................          --           --           512           (125)         (260)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........      (9,260)     (38,604)      247,185         (4,261)      (33,919)
    Translation of Foreign Currency Denominated
      Amounts..........................................          --           --          (269)          (101)           11
                                                         -----------  -----------  ------------  --------------  -----------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY...........................................      28,396       77,620       283,786        (11,632)      (33,824)
                                                         -----------  -----------  ------------  --------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...........................................   $  30,511    $  82,140    $  302,275     $   (9,985)    $ (31,611)
                                                         -----------  -----------  ------------  --------------  -----------
                                                         -----------  -----------  ------------  --------------  -----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                 THE UNITED       THE                       THE                        THE DFA
                                                   KINGDOM    CONTINENTAL      THE       EMERGING       THE DFA       TWO-YEAR
                                                    SMALL        SMALL      EMERGING      MARKETS      ONE-YEAR        GLOBAL
                                                   COMPANY      COMPANY      MARKETS     SMALL CAP   FIXED INCOME   FIXED INCOME
                                                   SERIES       SERIES       SERIES       SERIES        SERIES         SERIES
                                                 -----------  -----------  -----------  -----------  -------------  -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $504, $358, $234, $25, $0 and $0 ,
    respectively)..............................   $   2,867    $   3,402    $   3,063    $     305            --             --
  Interest.....................................         102           92          173           11     $  23,810      $   9,182
  Income from Securities Lending...............          --           37           --           --            --             --
                                                 -----------  -----------  -----------  -----------  -------------  -------------
        Total Investment Income................       2,969        3,531        3,236          316        23,810          9,182
                                                 -----------  -----------  -----------  -----------  -------------  -------------
EXPENSES
  Investment Advisory Services.................          85          170          116           19           205            105
  Accounting & Transfer Agent Fees.............         104          197          142           12           104            190
  Custodian's Fees.............................          23           91          349           35            43             39
  Legal Fees...................................           2            4            3            6             5              4
  Audit Fees...................................           2            4            3           --             8              4
  Shareholders' Reports........................           2            3            2            1             7              4
  Trustees' Fees and Expenses..................          --            1            1           --             1              1
  Other........................................           4            8           11            7            10              3
                                                 -----------  -----------  -----------  -----------  -------------  -------------
        Total Expenses.........................         222          478          627           80           383            350
                                                 -----------  -----------  -----------  -----------  -------------  -------------
  NET INVESTMENT INCOME........................       2,747        3,053        2,609          236        23,427          8,832
                                                 -----------  -----------  -----------  -----------  -------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities.................................       6,993       16,308       (1,127)         761         1,486             92
  Net Realized Gain (Loss) on Foreign Currency
    Transactions...............................         (84)        (109)        (393)         (44)           --          4,559
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency.................................      16,471       82,932      (11,022)      (2,487)         (788)           185
    Translation of Foreign Currency Denominated
      Amounts..................................         (28)         171           10            3            --           (611)
                                                 -----------  -----------  -----------  -----------  -------------  -------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY...........................      23,352       99,302      (12,532)      (1,767)          698          4,225
                                                 -----------  -----------  -----------  -----------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..............................   $  26,099    $ 102,355    $  (9,923)   $  (1,531)    $  24,125      $  13,057
                                                 -----------  -----------  -----------  -----------  -------------  -------------
                                                 -----------  -----------  -----------  -----------  -------------  -------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                            THE U.S.              THE ENHANCED U.S.              THE U.S.              THE U.S.
                                         LARGE COMPANY              LARGE COMPANY                LARGE CAP               4-10
                                             SERIES                    SERIES                  VALUE SERIES          VALUE SERIES
                                    ------------------------   -----------------------   -------------------------   ------------
                                    SIX MONTHS       YEAR      SIX MONTHS      YEAR      SIX MONTHS       YEAR          FEB. 6
                                       ENDED        ENDED        ENDED        ENDED         ENDED         ENDED           TO
                                      MAY 31,      NOV. 30,     MAY 31,      NOV. 30,      MAY 31,      NOV. 30,       MAY 31,
                                       1998          1997         1998         1997         1998          1997           1998
                                    -----------   ----------   ----------   ----------   -----------   -----------   ------------
                                    (UNAUDITED)                (UNAUDITED)               (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...........  $    7,695    $   11,179   $  1,101     $    1,529   $   13,198    $    24,622   $      374
  Net Realized Gain (Loss) on
    Investment Securities.........        (284)          975         (1)           120       85,496         82,623           42
  Net Realized Gain on Foreign
    Currency Transactions.........          --            --        161            536           --             --           --
  Net Realized Gain on Futures....          --            --      5,016          7,354           --             --           --
  Net Realized Gain on Swap
    Contracts.....................          --            --         18            967           --             --           --
  Change in Unrealized
    Appreciation (Depreciation)
    of:
    Investment Securities and
      Foreign Currency............     125,065       147,979        100           (388)     164,682        172,274         (856)
    Translation of Foreign
      Currency Denominated
      Amounts.....................          --            --        108             24           --             --           --
    Futures.......................          --            --       (276)        (2,550)          --             --           --
    Swap Contracts................          --            --        607           (322)          --             --           --
                                    -----------   ----------   ----------   ----------   -----------   -----------   ------------

      Net Increase (Decrease) in
        Net Assets Resulting from
        Operations................     132,476       160,133      6,834          7,270      263,376        279,519         (440)
                                    -----------   ----------   ----------   ----------   -----------   -----------   ------------

Distributions From:
  Net Investment Income...........          --            --     (1,236)        (1,590)      (8,250)       (23,401)          --
  Net Realized Gains..............          --            --     (5,923)        (3,438)     (82,635)       (52,566)          --
                                    -----------   ----------   ----------   ----------   -----------   -----------   ------------
      Total Distributions.........          --            --     (7,159)        (5,028)     (90,885)       (75,967)          --
                                    -----------   ----------   ----------   ----------   -----------   -----------   ------------

Capital Share Transactions (1):
  Shares Issued...................          --            --      6,477         27,476      131,988        320,473       76,015
  Shares Issued in Lieu of Cash
    Distributions.................          --            --      5,643          3,358       72,631         64,945           --
  Shares Redeemed.................          --            --     (7,586)       (14,673)     (79,946)       (86,916)          --
                                    -----------   ----------   ----------   ----------   -----------   -----------   ------------

      Net Increase from Capital
        Share Transactions........          --            --      4,534         16,161      124,673        298,502       76,015
                                    -----------   ----------   ----------   ----------   -----------   -----------   ------------

Transactions in Interest:
  Contributions...................     352,989       269,144         --             --           --             --           --
  Withdrawals.....................     (83,466)      (73,225)        --             --           --             --           --
                                    -----------   ----------   ----------   ----------   -----------   -----------   ------------
      Net Increase from
        Transactions in
        Interest..................     269,523       195,919         --             --           --             --           --
                                    -----------   ----------   ----------   ----------   -----------   -----------   ------------

      Total Increase..............     401,999       356,052      4,209         18,403      297,164        502,054       75,575

NET ASSETS
  Beginning of Period.............     822,493       466,441     47,616         29,213    1,489,996        987,942           --
                                    -----------   ----------   ----------   ----------   -----------   -----------   ------------
  End of Period...................  $1,224,492    $  822,493   $ 51,825     $   47,616   $1,787,160    $ 1,489,996   $   75,575
                                    -----------   ----------   ----------   ----------   -----------   -----------   ------------
                                    -----------   ----------   ----------   ----------   -----------   -----------   ------------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................         N/A           N/A        554          2,322        6,951         19,550        7,316
   Shares Issued in Lieu of Cash
     Distributions................                                  522            314        4,266          4,236           --
   Shares Redeemed................                                 (658)        (1,330)      (4,220)        (5,069)          --
                                                               ----------   ----------   -----------   -----------   ------------
                                                                    418          1,306        6,997         18,717        7,316
                                                               ----------   ----------   -----------   -----------   ------------
                                                               ----------   ----------   -----------   -----------   ------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                                                                THE U.S. 6-10          THE U.S. 9-10
                                                    THE U.S. 6-10           SMALL COMPANY SERIES       SMALL COMPANY
                                                    VALUE SERIES                                           SERIES
                                             ---------------------------  -------------------------  ------------------
                                              SIX MONTHS        YEAR       SIX MONTHS       YEAR         SIX MONTHS
                                                 ENDED         ENDED          ENDED        ENDED           ENDED
                                                MAY 31,       NOV. 30,       MAY 31,      NOV. 30,        MAY 31,
                                                 1998           1997          1998          1997            1998
                                             -------------  ------------  -------------  ----------  ------------------
                                              (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income....................   $     8,811   $     15,275   $     2,115   $    3,259     $      4,520
  Net Realized Gain on Investment
    Securities.............................       155,665        201,107        37,656       31,886          116,224
  Net Realized Gain (Loss) on Foreign
    Currency Transactions..................            --             --            --           --               --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency.............................        27,489        300,802        (9,260)      42,885          (38,604)
    Translation of Foreign Currency
      Denominated Amounts..................            --             --            --           --               --
                                             -------------  ------------  -------------  ----------  ------------------

      Net Increase (Decrease) in Net Assets
        Resulting from Operations..........       191,965        517,184        30,511       78,030           82,140
                                             -------------  ------------  -------------  ----------  ------------------

Distributions From:
  Net Investment Income....................        (5,184)       (12,192)         (701)      (2,966)            (905)
  Net Realized Gains.......................      (201,111)       (57,267)      (33,010)     (30,080)              --
                                             -------------  ------------  -------------  ----------  ------------------
      Total Distributions..................      (206,295)       (69,459)      (33,711)     (33,046)            (905)
                                             -------------  ------------  -------------  ----------  ------------------

Capital Share Transactions (1):
  Shares Issued............................       254,511        578,927        86,727      154,761        1,613,831
  Shares Issued in Lieu of Cash
    Distributions..........................       199,854         63,693        31,810       31,055              905
  Shares Redeemed..........................       (48,695)      (114,290)      (53,167)     (66,368)        (106,980)
                                             -------------  ------------  -------------  ----------  ------------------

      Net Increase from Capital Share
        Transactions.......................       405,670        528,330        65,370      119,448        1,507,756
                                             -------------  ------------  -------------  ----------  ------------------

      Total Increase.......................       391,340        976,055        62,170      164,432        1,588,991

NET ASSETS
  Beginning of Period......................     2,224,268      1,248,213       432,833      268,401               --
                                             -------------  ------------  -------------  ----------  ------------------
  End of Period............................   $ 2,615,608   $  2,224,268   $   495,003   $  432,833     $  1,588,991
                                             -------------  ------------  -------------  ----------  ------------------
                                             -------------  ------------  -------------  ----------  ------------------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...........................        12,387         32,037         6,675       12,630          161,025
   Shares Issued in Lieu of Cash
     Distributions.........................        11,067          3,798         2,586        2,751               95
   Shares Redeemed.........................        (2,788)        (5,731)       (3,851)      (5,446)         (10,575)
                                             -------------  ------------  -------------  ----------  ------------------
                                                   20,666         30,104         5,410        9,935          150,545
                                             -------------  ------------  -------------  ----------  ------------------
                                             -------------  ------------  -------------  ----------  ------------------

                                                THE DFA INTERNATIONAL
                                                    VALUE SERIES
                                             ---------------------------
                                              SIX MONTHS        YEAR
                                                 ENDED         ENDED
                                                MAY 31,       NOV. 30,
                                                 1998           1997
                                             -------------  ------------
                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income....................   $    18,489   $     31,305
  Net Realized Gain on Investment
    Securities.............................        36,358          6,023
  Net Realized Gain (Loss) on Foreign
    Currency Transactions..................           512         (1,666)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency.............................       247,185       (107,773)
    Translation of Foreign Currency
      Denominated Amounts..................          (269)           (44)
                                             -------------  ------------
      Net Increase (Decrease) in Net Assets
        Resulting from Operations..........       302,275        (72,155)
                                             -------------  ------------
Distributions From:
  Net Investment Income....................        (9,246)       (29,074)
  Net Realized Gains.......................        (4,181)       (27,255)
                                             -------------  ------------
      Total Distributions..................       (13,427)       (56,329)
                                             -------------  ------------
Capital Share Transactions (1):
  Shares Issued............................        95,014        409,256
  Shares Issued in Lieu of Cash
    Distributions..........................        13,427         56,329
  Shares Redeemed..........................      (107,416)      (111,867)
                                             -------------  ------------
      Net Increase from Capital Share
        Transactions.......................         1,025        353,718
                                             -------------  ------------
      Total Increase.......................       289,873        225,234
NET ASSETS
  Beginning of Period......................     1,582,086      1,356,852
                                             -------------  ------------
  End of Period............................   $ 1,871,959   $  1,582,086
                                             -------------  ------------
                                             -------------  ------------
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...........................         8,048         34,790
   Shares Issued in Lieu of Cash
     Distributions.........................         1,259          4,875
   Shares Redeemed.........................        (8,990)        (9,587)
                                             -------------  ------------
                                                      317         30,078
                                             -------------  ------------
                                             -------------  ------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                              THE JAPANESE              THE PACIFIC RIM           THE UNITED KINGDOM
                                          SMALL COMPANY SERIES        SMALL COMPANY SERIES       SMALL COMPANY SERIES
                                       --------------------------  --------------------------  -------------------------
                                        SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                           ENDED         ENDED         ENDED         ENDED         ENDED        ENDED
                                          MAY 31,      NOV. 30,       MAY 31,      NOV. 30,       MAY 31,      NOV. 30,
                                           1998          1997          1998          1997          1998          1997
                                       -------------  -----------  -------------  -----------  -------------  ----------
                                        (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income..............   $     1,647   $     2,392   $     2,213   $     5,645   $     2,747   $    5,153
  Net Realized Gain (Loss) on
    Investment Securities............        (7,145)       (1,552)          344         3,120         6,993       13,056
  Net Realized Gain (Loss) on Foreign
    Currency Transactions............          (125)           15          (260)         (468)          (84)         136
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency.......................        (4,261)     (180,902)      (33,919)     (101,332)       16,471       (3,301)
    Translation of Foreign Currency
      Denominated Amounts............          (101)          (28)           11           (10)          (28)          --
                                       -------------  -----------  -------------  -----------  -------------  ----------

      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations...................        (9,985)     (180,075)      (31,611)      (93,045)       26,099       15,044
                                       -------------  -----------  -------------  -----------  -------------  ----------

Transactions in Interest:
  Contributions......................        28,751       104,691        25,372        48,364        16,955       30,978
  Withdrawals........................       (14,476)      (78,956)      (12,914)      (39,005)      (40,593)     (56,796)
                                       -------------  -----------  -------------  -----------  -------------  ----------
      Net Increase (Decrease) from
        Transactions in Interest.....        14,275        25,735        12,458         9,359       (23,638)     (25,818)
                                       -------------  -----------  -------------  -----------  -------------  ----------

      Total Increase (Decrease)......         4,290      (154,340)      (19,153)      (83,686)        2,461      (10,774)

NET ASSETS
  Beginning of Period................       175,342       329,682       147,795       231,481       171,851      182,625
                                       -------------  -----------  -------------  -----------  -------------  ----------
  End of Period......................   $   179,632   $   175,342   $   128,642   $   147,795   $   174,312   $  171,851
                                       -------------  -----------  -------------  -----------  -------------  ----------
                                       -------------  -----------  -------------  -----------  -------------  ----------

                                            THE CONTINENTAL
                                         SMALL COMPANY SERIES
                                       -------------------------
                                        SIX MONTHS       YEAR
                                           ENDED        ENDED
                                          MAY 31,      NOV. 30,
                                           1998          1997
                                       -------------  ----------
                                        (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income..............   $     3,053   $    6,452
  Net Realized Gain (Loss) on
    Investment Securities............        16,308       17,533
  Net Realized Gain (Loss) on Foreign
    Currency Transactions............          (109)        (454)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency.......................        82,932       20,901
    Translation of Foreign Currency
      Denominated Amounts............           171         (203)
                                       -------------  ----------
      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations...................       102,355       44,229
                                       -------------  ----------
Transactions in Interest:
  Contributions......................        14,299       52,536
  Withdrawals........................       (64,114)    (109,037)
                                       -------------  ----------
      Net Increase (Decrease) from
        Transactions in Interest.....       (49,815)     (56,501)
                                       -------------  ----------
      Total Increase (Decrease)......        52,540      (12,272)
NET ASSETS
  Beginning of Period................       323,610      335,882
                                       -------------  ----------
  End of Period......................   $   376,150   $  323,610
                                       -------------  ----------
                                       -------------  ----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                                                     THE EMERGING MARKETS         THE DFA ONE-YEAR
                                         THE EMERGING MARKETS             SMALL CAP                 FIXED INCOME
                                                SERIES                      SERIES                     SERIES
                                      --------------------------  --------------------------  -------------------------
                                       SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                          ENDED         ENDED         ENDED         ENDED         ENDED        ENDED
                                         MAY 31,      NOV. 30,       MAY 31,      NOV. 30,       MAY 31,      NOV. 30,
                                          1998          1997          1998          1997          1998          1997
                                      -------------  -----------  -------------  -----------  -------------  ----------
                                       (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.............   $     2,609   $     3,681   $       236   $       452   $    23,427   $   45,925
  Net Realized Gain (Loss) on
    Investment Securities...........        (1,127)          153           761            89         1,486        1,165
  Net Realized Gain (Loss) on
    Foreign Currency Transactions...          (393)          693           (44)          (39)           --           --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency..............       (11,022)      (61,201)       (2,487)       (5,991)         (788)      (2,454)
    Translation of Foreign Currency
      Denominated Amounts...........            10           (19)            3            (1)           --           --
                                      -------------  -----------  -------------  -----------  -------------  ----------

      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations..................        (9,923)      (56,693)       (1,531)       (5,490)       24,125       44,636
                                      -------------  -----------  -------------  -----------  -------------  ----------

Distributions From:
  Net Investment Income.............            --            --            --            --       (23,096)     (46,321)
  Net Realized Gains................            --            --            --            --            --           --
                                      -------------  -----------  -------------  -----------  -------------  ----------
      Total Distributions...........            --            --            --            --       (23,096)     (46,321)
                                      -------------  -----------  -------------  -----------  -------------  ----------

Capital Share Transactions (1):
  Shares Issued.....................            --            --            --            --       159,011      282,650
  Shares Issued in Lieu of Cash
    Distributions...................            --            --            --            --        18,121       37,665
  Shares Redeemed...................            --            --            --            --      (117,244)    (395,687)
                                      -------------  -----------  -------------  -----------  -------------  ----------

      Net Increase (Decrease) from
        Capital Share
        Transactions................            --            --            --            --        59,888      (75,372)
                                      -------------  -----------  -------------  -----------  -------------  ----------

Transactions in Interest:
  Contributions.....................        51,926       130,588         2,079        24,940            --           --
  Withdrawals.......................       (28,907)      (15,029)          (57)           (1)           --           --
                                      -------------  -----------  -------------  -----------  -------------  ----------
      Net Increase from Transactions
        in Interest.................        23,019       115,559         2,022        24,939            --           --
                                      -------------  -----------  -------------  -----------  -------------  ----------

      Total Increase (Decrease).....        13,096        58,866           491        19,449        60,917      (77,057)

NET ASSETS
  Beginning of Period...............       220,941       162,075        19,449            --       782,236      859,293
                                      -------------  -----------  -------------  -----------  -------------  ----------
  End of Period.....................   $   234,037   $   220,941   $    19,940   $    19,449   $   843,153   $  782,236
                                      -------------  -----------  -------------  -----------  -------------  ----------
                                      -------------  -----------  -------------  -----------  -------------  ----------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued....................           N/A           N/A           N/A           N/A        15,885       28,307
   Shares Issued in Lieu of Cash
     Distributions..................                                                                 1,818        3,778
   Shares Redeemed..................                                                               (11,725)     (39,644)
                                                                                              -------------  ----------
                                                                                                     5,978       (7,559)
                                                                                              -------------  ----------
                                                                                              -------------  ----------

                                          THE DFA TWO-YEAR
                                         GLOBAL FIXED INCOME
                                               SERIES
                                      -------------------------
                                       SIX MONTHS       YEAR
                                          ENDED        ENDED
                                         MAY 31,      NOV. 30,
                                          1998          1997
                                      -------------  ----------
                                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.............   $     8,832   $   17,177
  Net Realized Gain (Loss) on
    Investment Securities...........            92          861
  Net Realized Gain (Loss) on
    Foreign Currency Transactions...         4,559       13,543
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency..............           185      (11,785)
    Translation of Foreign Currency
      Denominated Amounts...........          (611)       1,402
                                      -------------  ----------
      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations..................        13,057       21,198
                                      -------------  ----------
Distributions From:
  Net Investment Income.............       (16,419)     (25,358)
  Net Realized Gains................          (898)        (251)
                                      -------------  ----------
      Total Distributions...........       (17,317)     (25,609)
                                      -------------  ----------
Capital Share Transactions (1):
  Shares Issued.....................        43,079      122,794
  Shares Issued in Lieu of Cash
    Distributions...................        17,317       23,253
  Shares Redeemed...................       (47,771)     (42,001)
                                      -------------  ----------
      Net Increase (Decrease) from
        Capital Share
        Transactions................        12,625      104,046
                                      -------------  ----------
Transactions in Interest:
  Contributions.....................            --           --
  Withdrawals.......................            --           --
                                      -------------  ----------
      Net Increase from Transactions
        in Interest.................            --           --
                                      -------------  ----------
      Total Increase (Decrease).....         8,365       99,635
NET ASSETS
  Beginning of Period...............       418,907      319,272
                                      -------------  ----------
  End of Period.....................   $   427,272   $  418,907
                                      -------------  ----------
                                      -------------  ----------
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued....................         4,298       11,943
   Shares Issued in Lieu of Cash
     Distributions..................         1,748        2,278
   Shares Redeemed..................        (4,775)      (4,088)
                                      -------------  ----------
                                             1,271       10,133
                                      -------------  ----------
                                      -------------  ----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                               THE U.S. LARGE COMPANY SERIES
                                -------------------------------------------------------------------------------------------
                                                    YEAR            YEAR            YEAR            YEAR           FEB. 8
                                SIX MONTHS         ENDED           ENDED           ENDED           ENDED             TO
                                   ENDED          NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                MAY 31,1998         1997            1996            1995            1994            1993
---------------------------------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
 Period (1)...................         N/A              N/A      $    13.48      $  10.11        $  10.27        $  10.00
                                -----------      ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT
 OPERATIONS (1)
  Net Investment Income.......          --               --            0.15          0.30            0.28            0.24
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized)...............          --               --            1.41          3.36           (0.14)           0.26
                                -----------      ----------      ----------      ----------      ----------      ----------
    Total From Investment
      Operations..............          --               --            1.56          3.66            0.14            0.50
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS (1)
  Net Investment Income.......          --               --           (0.16)        (0.29)          (0.29)          (0.23)
  Net Realized Gains..........          --               --           (0.08)           --           (0.01)             --
                                -----------      ----------      ----------      ----------      ----------      ----------
    Total Distributions.......          --               --           (0.24)        (0.29)          (0.30)          (0.23)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period
 (1)..........................         N/A              N/A      $    14.80      $  13.48        $  10.11        $  10.27
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return (1)..............         N/A              N/A           11.60%#       36.77%           1.30%           5.05%#
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................  $1,224,492       $  822,493      $  466,441      $ 97,118        $ 48,657        $ 37,853
Ratio of Expenses to Average
 Net Assets...................        0.07%*           0.07%           0.12%         0.02%(a)        0.02%(a)        0.02%*(a)
Ratio of Net Investment Income
 to Average Net Assets........        1.54%*           1.75%           2.12%         2.61%(a)        2.83%(a)        2.87%*(a)
Portfolio Turnover Rate.......       12.57%*           4.28%          14.09%         2.38%           8.52%          34.36%*
Average Commission Rate.......  $   0.0108       $   0.0202      $   0.0212           N/A             N/A             N/A
---------------------------------------------------------------------------------------------------------------------------

                                               THE ENHANCED U.S.
                                              LARGE COMPANY SERIES
                                   ------------------------------------------
                                   SIX MONTHS         YEAR           JULY 3
                                     ENDED           ENDED             TO
                                    MAY 31,         NOV. 30,        NOV. 30,
                                      1998            1997            1996
------------------------------
                                   ------------------------------------------
                                   (UNAUDITED)
Net Asset Value, Beginning of
 Period (1)...................     $  12.56        $  11.76        $  10.00
                                   ----------      ----------      ----------
INCOME FROM INVESTMENT
 OPERATIONS (1)
  Net Investment Income.......         0.41            0.51            0.16
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized)...............         1.22            2.25            1.74
                                   ----------      ----------      ----------
    Total From Investment
      Operations..............         1.63            2.76            1.90
------------------------------     ------------------------------------------
LESS DISTRIBUTIONS (1)
  Net Investment Income.......        (0.32)          (0.54)          (0.14)
  Net Realized Gains..........        (1.56)          (1.42)             --
                                   ----------      ----------      ----------
    Total Distributions.......        (1.88)          (1.96)          (0.14)
------------------------------     ------------------------------------------
Net Asset Value, End of Period
 (1)..........................     $  12.31        $  12.56        $  11.76
------------------------------     ------------------------------------------
------------------------------     ------------------------------------------
Total Return (1)..............        15.10%#         27.63%          18.95%#
------------------------------     ------------------------------------------
Net Assets, End of Period
 (thousands)..................     $ 51,825        $ 47,616        $ 29,213
Ratio of Expenses to Average
 Net Assets...................         0.21%*          0.25%           0.29%*
Ratio of Net Investment Income
 to Average Net Assets........         4.42%*          4.59%           4.60%*
Portfolio Turnover Rate.......        66.49%*        193.78%         211.07%*
Average Commission Rate.......     $ 0.0247        $ 0.0246        $ 0.0200
------------------------------     ------------------------------------------

  *  Annualized

  #  Non-annualized

(a) Had certain assumption of expenses not been in effect the ratios of expenses to average net assets for the periods ended November 30, 1995, 1994 and 1993 would have been 0.18%, 0.33% and 0.48%, respectively, and the ratios of net investment income to average net assets for the period November 30, 1995, 1994 and 1993, would have been 2.45%, 2.52% and 2.41%, respectively.

(1) For the U.S. Large Company Series, items are calculated for the period December 1, 1995 through May 31, 1996. Effective June 1, 1996, this Series was reorganized as a partnership, and these items are no longer applicable.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                                                   THE U.S.
                                                                                                                  4-10 VALUE
                                                              THE U.S. LARGE CAP VALUE SERIES                       SERIES
                                            --------------------------------------------------------------------  -----------
                                            SIX MONTHS     YEAR       YEAR       YEAR       YEAR       FEB. 19      FEB. 6
                                               ENDED       ENDED      ENDED      ENDED      ENDED        TO           TO
                                              MAY 31,    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,    NOV. 30,      MAY 31,
                                               1998        1997       1996       1995       1994        1993         1998
----------------------------------------------------------------------------------------------------------------
                                            (UNAUDITED)
                                                                                                                  -----------
                                                                                                                  (UNAUDITED)
Net Asset Value, Beginning of Period......   $   18.09   $   15.52  $   13.29  $    9.92  $   10.59   $   10.00    $   10.00
                                            -----------  ---------  ---------  ---------  ---------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...................        0.15        0.32       0.31       0.32       0.33        0.20         0.05
  Net Gain (Losses) on Securities
    (Realized and Unrealized).............        2.85        3.38       2.57       3.53      (0.65)       0.58         0.28
                                            -----------  ---------  ---------  ---------  ---------  -----------  -----------
    Total From Investment Operations......        3.00        3.70       2.88       3.85      (0.32)       0.78         0.33
----------------------------------------------------------------------------------------------------------------  -----------
LESS DISTRIBUTIONS
  Net Investment Income...................       (0.10)      (0.31)     (0.31)     (0.31)     (0.35)      (0.18)          --
  Net Realized Gains......................       (1.00)      (0.82)     (0.34)     (0.17)        --       (0.01)          --
                                            -----------  ---------  ---------  ---------  ---------  -----------  -----------
    Total Distributions...................       (1.10)      (1.13)     (0.65)     (0.48)     (0.35)      (0.19)          --
----------------------------------------------------------------------------------------------------------------  -----------
Net Asset Value, End of Period............   $   19.99   $   18.09  $   15.52  $   13.29  $    9.92   $   10.59    $   10.33
----------------------------------------------------------------------------------------------------------------  -----------
----------------------------------------------------------------------------------------------------------------  -----------
Total Return..............................       17.65%#     25.31%     22.48%     39.26%     (3.13)%       7.79%#       3.30%#
----------------------------------------------------------------------------------------------------------------  -----------
Net Assets, End of Period (thousands).....  $1,787,160   $1,489,996 $ 987,942  $ 423,027  $ 198,848  $   90,271   $   75,575
Ratio of Expenses to Average Net Assets...        0.16%*      0.18%      0.19%      0.21%      0.22%       0.23%*       0.11%(a)*
Ratio of Net Investment Income to Average
  Net Assets..............................        1.59%*      1.96%      2.37%      2.84%      3.72%       3.75%*       1.64%(a)*
Portfolio Turnover Rate...................       22.09%*     17.71%     20.12%     29.41%     39.33%       0.75%*       1.31%*
Average Commission Rate...................  $   0.0484   $  0.0494  $  0.0499        N/A        N/A         N/A   $   0.0490
----------------------------------------------------------------------------------------------------------------  -----------

  *  Annualized

  #  Non-annualized

(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 THE U.S. 6-10 VALUE SERIES
                                   --------------------------------------------------------------------------------------
                                   SIX MONTHS        YEAR           YEAR           YEAR            YEAR          MARCH 2
                                     ENDED          ENDED          ENDED          ENDED           ENDED            TO
                                    MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,
                                      1998           1997           1996           1995            1994           1993
-------------------------------------------------------------------------------------------------------------------------
                                   (UNAUDITED)
Net Asset Value, Beginning of
  Period......................     $   21.10      $    16.58     $    14.02     $    11.15      $    11.04      $ 10.00
                                   ----------     ----------     ----------     ----------      ----------      ---------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......          0.07            0.15           0.15           0.14            0.12         0.08
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized)...............          1.53            5.23           2.88           3.06            0.16         1.09
                                   ----------     ----------     ----------     ----------      ----------      ---------
    Total From Investment
      Operations..............          1.60            5.38           3.03           3.20            0.28         1.17
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......         (0.05 )         (0.12)         (0.15)         (0.14)          (0.12)       (0.07)
  Net Realized Gains..........         (1.90 )         (0.74)         (0.32)         (0.19)          (0.05)       (0.06)
                                   ----------     ----------     ----------     ----------      ----------      ---------
    Total Distributions.......         (1.95 )         (0.86)         (0.47)         (0.33)          (0.17)       (0.13)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................     $   20.75      $    21.10     $    16.58     $    14.02      $    11.15      $ 11.04
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total Return..................          8.63%#         33.93%         22.14%         28.81%           2.52%       11.69%#
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................     $2,615,608     $2,224,268     $1,248,213     $  624,343      $  350,277      $95,681
Ratio of Expenses to Average
  Net Assets..................          0.26%*          0.28%          0.29%          0.32%           0.32%        0.33%*
Ratio of Net Investment Income
  to Average Net Assets.......          0.73%*          0.86%          1.11%          1.22%           1.50%        1.35%*
Portfolio Turnover Rate.......         25.99%*         25.47%         14.91%         20.62%           8.22%        1.07%*
Average Commission Rate.......     $  0.0522      $   0.0645     $   0.0658            N/A             N/A          N/A
-------------------------------------------------------------------------------------------------------------------------

                                                        THE U.S. 6-10 SMALL COMPANY SERIES
                                ----------------------------------------------------------------------------------
                                  SIX
                                 MONTHS        YEAR         YEAR          YEAR            YEAR           FEB. 3
                                 ENDED        ENDED        ENDED          ENDED           ENDED            TO
                                MAY 31,      NOV. 30,     NOV. 30,      NOV. 30,        NOV. 30,        NOV. 30,
                                  1998         1997         1996          1995            1994            1993
------------------------------  ----------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $ 13.82      $  12.56     $  11.26       $    9.54       $   10.39       $   10.00
                                --------     --------     --------     -----------     -----------     -----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......     0.06          0.11         0.13            0.12            0.12            0.10
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized)...............     0.70          2.81         1.92            2.50           (0.07)           0.54
                                --------     --------     --------     -----------     -----------     -----------
    Total From Investment
      Operations..............     0.76          2.92         2.05            2.62            0.05            0.64
------------------------------  ----------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......    (0.02)        (0.10)       (0.13)          (0.12)          (0.11)          (0.10)
  Net Realized Gains..........    (1.08)        (1.56)       (0.62)          (0.78)          (0.79)          (0.15)
                                --------     --------     --------     -----------     -----------     -----------
    Total Distributions.......    (1.10)        (1.66)       (0.75)          (0.90)          (0.90)          (0.25)
------------------------------  ----------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $ 13.48      $  13.82     $  12.56       $   11.26       $    9.54       $   10.39
------------------------------  ----------------------------------------------------------------------------------
------------------------------  ----------------------------------------------------------------------------------
Total Return..................     6.31%#       26.47%       19.17%          29.19%           0.59%           6.35%#
------------------------------  ----------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $495,003     $432,833     $268,401       $ 221,984       $ 143,630       $ 161,925
Ratio of Expenses to Average
  Net Assets..................     0.10%*        0.11%        0.13%           0.15%           0.17%           0.17%*
Ratio of Net Investment Income
  to Average Net Assets.......     0.87%*        0.96%        1.05%           1.18%           1.11%           1.18%*
Portfolio Turnover Rate.......    33.72%*       30.04%       32.38%          21.16%          27.65%          32.88%*
Average Commission Rate.......  $0.0524      $ 0.0583     $ 0.0586             N/A             N/A             N/A
------------------------------  ----------------------------------------------------------------------------------

  *  Annualized

  #  Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                       THE U.S.
                      9-10 SMALL
                        COMPANY                                                                         THE JAPANESE SMALL
                        SERIES                 THE DFA INTERNATIONAL VALUE SERIES                         COMPANY SERIES
                      -----------   --------------------------------------------------------     --------------------------------
                      SIX MONTHS    SIX MONTHS       YEAR        YEAR       YEAR    FEB. 16      SIX MONTHS      YEAR     AUG. 9
                         ENDED         ENDED        ENDED       ENDED      ENDED       TO           ENDED       ENDED       TO
                        MAY 31,       MAY 31,      NOV. 30,    NOV. 30,   NOV. 30,  NOV. 30,       MAY 31,     NOV. 30,  NOV. 30,
                         1998          1998          1997        1996       1995      1994          1998         1997      1996
---------------------------------------------------------------------------------------------------------------------------------
                      (UNAUDITED)   (UNAUDITED)                                                  (UNAUDITED)

Net Asset Value,
  Beginning of
  Period............  $    10.00    $    10.90    $    11.79  $    10.55  $  10.06  $  10.00           N/A+         N/A+      N/A+
                      -----------   -----------   ----------  ----------  --------  --------     -----------   --------  --------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income..........        0.03          0.13          0.24        0.23      0.20      0.13            --           --        --
  Net Gain (Losses)
    on Securities
    (Realized and
    Unrealized).....        0.53          1.92         (0.67)       1.32      0.52      0.07            --           --        --
                      -----------   -----------   ----------  ----------  --------  --------     -----------   --------  --------
    Total From
      Investment
      Operations....        0.56          2.05         (0.43)       1.55      0.72      0.20            --           --        --
--------------------------------------------------------------------------------------------     --------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..........       (0.01)        (0.06)        (0.22)      (0.23)    (0.21)    (0.13)           --           --        --
  Net Realized
    Gains...........          --         (0.03)        (0.24)      (0.08)    (0.02)    (0.01)           --           --        --
                      -----------   -----------   ----------  ----------  --------  --------     -----------   --------  --------
    Total
    Distributions...       (0.01)        (0.09)        (0.46)      (0.31)    (0.23)    (0.14)           --           --        --
--------------------------------------------------------------------------------------------     --------------------------------
Net Asset Value, End
  of Period.........  $    10.55    $    12.86    $    10.90  $    11.79  $  10.55  $  10.06           N/A+         N/A+      N/A+
--------------------------------------------------------------------------------------------     --------------------------------
--------------------------------------------------------------------------------------------     --------------------------------
Total Return........        5.57%#       19.01%#       (3.84)%      14.85%     7.20%     1.99%#        N/A+         N/A+      N/A+
--------------------------------------------------------------------------------------------     --------------------------------
Net Assets, End of
  Period
  (thousands).......  $1,588,991    $1,871,959    $1,582,086  $1,356,852  $609,386  $348,381      $179,632     $175,342  $329,682
Ratio of Expenses to
  Average Net
  Assets............        0.16%*        0.30%*        0.32%       0.36%     0.42%     0.45%*(a)      0.29%*      0.29%     0.29%*
Ratio of Net
  Investment Income
  to Average Net
  Assets............        0.58%*        2.12%*        2.09%       2.23%     2.14%     1.84%*(a)      1.73%*      0.93%     0.76%*
Portfolio Turnover
  Rate..............       26.05%*       18.78%*       22.55%      12.23%     9.75%     1.90%*       12.16%*      13.17%     1.67%*
Average Commission
  Rate..............  $   0.0520    $   0.0167    $   0.0068  $   0.0112       N/A       N/A      $ 0.0203     $ 0.0282  $ 0.0427
--------------------------------------------------------------------------------------------     --------------------------------

  *  Annualized

  #  Non-annualized

(a) Had certain waivers not been in effect the ratio of expenses to average net assets for the period ended November 30, 1994 would have been 0.48%, and the ratio of net investment income to average net assets for the period ended November 30, 1994 would have been 1.81%.

  + Not applicable as The Japanese Small Company Series is organized as a Partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          THE PACIFIC RIM                       THE UNITED KINGDOM
                                           SMALL COMPANY                          SMALL COMPANY
                                               SERIES                                 SERIES
                                ------------------------------------   ------------------------------------
                                SIX MONTHS      YEAR        AUG. 9     SIX MONTHS      YEAR        AUG. 9
                                  ENDED        ENDED          TO         ENDED        ENDED          TO
                                 MAY 31,      NOV. 30,     NOV. 30,     MAY 31,      NOV. 30,     NOV. 30,
                                   1998         1997         1996         1998         1997         1996
-----------------------------------------------------------------------------------------------------------
                                (UNAUDITED)                            (UNAUDITED)

Net Asset Value, Beginning of
  Period......................       N/A+           N/A+         N/A+       N/A+           N/A+         N/A+
                                ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......        --             --           --         --             --           --
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized)...............        --             --           --         --             --           --
                                ----------   ----------   ----------   ----------   ----------   ----------
    Total From Investment
      Operations..............        --             --           --         --             --           --
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......        --             --           --         --             --           --
  Net Realized Gains..........        --             --           --         --             --           --
                                ----------   ----------   ----------   ----------   ----------   ----------
    Total Distributions.......        --             --           --         --             --           --
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................       N/A+           N/A+         N/A+       N/A+           N/A+         N/A+
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Total Return..................       N/A+           N/A+         N/A+       N/A+           N/A+         N/A+
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $128,642     $  147,795   $  231,481   $174,312     $  171,851   $  182,625
Ratio of Expenses to Average
  Net Assets..................      0.43%*         0.40%        0.45%*     0.26%*         0.25%        0.29%*
Ratio of Net Investment Income
  to Average Net Assets.......      2.95%*         2.45%        2.50%*     3.24%*         2.86%        2.94%*
Portfolio Turnover Rate.......     42.44%*        24.00%        8.04%*     5.26%*         4.26%        4.55%*
Average Commission Rate.......  $ 0.0010     $   0.0042   $   0.0102   $ 0.0077     $   0.0073   $   0.0050
-----------------------------------------------------------------------------------------------------------

                                          THE CONTINENTAL
                                           SMALL COMPANY
                                               SERIES
                                ------------------------------------
                                SIX MONTHS      YEAR        AUG. 9
                                  ENDED        ENDED          TO
                                 MAY 31,      NOV. 30,     NOV. 30,
                                   1998         1997         1996
------------------------------  ------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................       N/A+           N/A+         N/A+
                                ----------   ----------   ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......        --             --           --
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized)...............        --             --           --
                                ----------   ----------   ----------
    Total From Investment
      Operations..............        --             --           --
------------------------------  ------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......        --             --           --
  Net Realized Gains..........        --             --           --
                                ----------   ----------   ----------
    Total Distributions.......        --             --           --
------------------------------  ------------------------------------
Net Asset Value, End of
  Period......................       N/A+           N/A+         N/A+
------------------------------  ------------------------------------
------------------------------  ------------------------------------
Total Return..................       N/A+           N/A+         N/A+
------------------------------  ------------------------------------
Net Assets, End of Period
  (thousands).................  $376,150     $  323,610   $  335,882
Ratio of Expenses to Average
  Net Assets..................      0.28%*         0.29%        0.31%*
Ratio of Net Investment Income
  to Average Net Assets.......      1.80%*         1.84%        0.27%*
Portfolio Turnover Rate.......      0.28%*         3.46%        6.69%*
Average Commission Rate.......  $ 0.0382     $   0.0586   $   0.0392
------------------------------  ------------------------------------

  *  Annualized

  + Not applicable as The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series are organized as Partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                           THE EMERGING                                THE EMERGING MARKETS
                                                          MARKETS SERIES                                 SMALL CAP SERIES
                                  --------------------------------------------------------------    --------------------------
                                  SIX MONTHS      YEAR         YEAR         YEAR       APRIL 25     SIX MONTHS    DEC. 2, 1996
                                    ENDED         ENDED        ENDED        ENDED         TO          ENDED            TO
                                   MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,      MAY 31,        NOV. 30,
                                     1998         1997         1996         1995         1994          1998           1997
------------------------------------------------------------------------------------------------------------------------------
                                  (UNAUDITED)                                                       (UNAUDITED)
Net Asset Value, Beginning of
  Period........................       N/A+           N/A+         N/A+        N/A+         N/A+         N/A+          N/A+
                                  ----------    ---------    ---------    ---------    ---------    ----------    ------------
Income From Investment
  Operations
  Net Investment Income.........        --             --           --          --           --           --            --
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized).................        --             --           --          --           --           --            --
                                  ----------    ---------    ---------    ---------    ---------    ----------    ------------
    Total From Investment
      Operations................        --             --           --          --           --           --            --
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.........        --             --           --          --           --           --            --
  Net Realized Gains............        --             --           --          --           --           --            --
                                  ----------    ---------    ---------    ---------    ---------    ----------    ------------
    Total Distributions.........        --             --           --          --           --           --            --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period........................       N/A+           N/A+         N/A+        N/A+         N/A+         N/A+          N/A+
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return....................       N/A+           N/A+         N/A+        N/A+         N/A+         N/A+          N/A+
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)...................  $234,037      $ 220,941    $ 162,075    $ 49,351     $ 15,724     $ 19,940      $ 19,449
Ratio of Expenses to Average Net
  Assets........................      0.54%*         0.54%        0.66%       0.87%        1.49%*       0.85%*        0.90%*
Ratio of Net Investment Income
  to Average Net Assets.........      2.26%*         1.63%        1.63%       1.70%        0.56%*       2.52%*        1.90%*
Portfolio Turnover Rate.........     14.13%*         0.54%        0.37%       8.17%        1.28%*      12.51%*        2.54%*
Average Commission Rate.........  $ 0.0013      $  0.0010    $  0.0010         N/A          N/A     $ 0.0010      $ 0.0020
------------------------------------------------------------------------------------------------------------------------------

  *  Annualized

  + Not applicable as The Emerging Markets Series and The Emerging Markets Small Cap Series are organized as a partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            THE DFA ONE-YEAR FIXED INCOME SERIES (1)
                                   ------------------------------------------------------------------------------------------
                                   SIX MONTHS         YEAR            YEAR            YEAR            YEAR           FEB. 8
                                     ENDED           ENDED           ENDED           ENDED           ENDED             TO
                                    MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                      1998            1997            1996            1995            1994            1993
-----------------------------------------------------------------------------------------------------------------------------
                                   (UNAUDITED)
Net Asset Value, Beginning of
 Period.......................     $  10.01        $    10.03      $    10.00      $     9.84      $    10.06      $    10.00
                                   ----------      ----------      ----------      ----------      ----------      ----------
Income From Investment
 Operations
  Net Investment Income.......         0.28              0.59            0.56            0.60            0.44            0.31
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized)...............         0.02             (0.02)           0.03            0.16           (0.18)           0.03
                                   ----------      ----------      ----------      ----------      ----------      ----------
    Total From Investment
      Operations..............         0.30              0.57            0.59            0.76            0.26            0.34
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.......        (0.28)            (0.59)          (0.56)          (0.60)          (0.43)          (0.28)
  Net Realized Gains..........           --                --              --              --           (0.05)             --
                                   ----------      ----------      ----------      ----------      ----------      ----------
    Total Distributions.......        (0.28)            (0.59)          (0.56)          (0.60)          (0.48)          (0.28)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.......................     $  10.03        $    10.01      $    10.03      $    10.00      $     9.84      $    10.06
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Return..................         3.08%#            5.83%           6.10%           7.91%           2.61%           3.39%#
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................     $843,153        $  782,236      $  859,293      $  705,554      $  592,286      $  608,428
Ratio of Expenses to Average
 Net Assets...................         0.09%*            0.10%           0.09%           0.10%           0.10%           0.10%*
Ratio of Net Investment Income
 to Average Net Assets........         5.73%*            5.85%           5.62%           6.04%           4.41%           3.80%*
Portfolio Turnover Rate.......        12.37%*           82.84%          95.84%          81.31%         140.82%         111.67%*
Average Commission Rate.......          N/A               N/A             N/A             N/A             N/A             N/A
-----------------------------------------------------------------------------------------------------------------------------

                                                    THE DFA
                                                TWO-YEAR GLOBAL
                                              FIXED INCOME SERIES
                                   ------------------------------------------
                                   SIX MONTHS         YEAR           FEB. 8
                                     ENDED           ENDED             TO
                                    MAY 31,         NOV. 30,        NOV. 30,
                                      1998            1997            1996
------------------------------
                                   ------------------------------------------
                                   (UNAUDITED)
Net Asset Value, Beginning of
 Period.......................     $  10.22        $    10.34      $    10.00
                                   ----------      ----------      ----------
Income From Investment
 Operations
  Net Investment Income.......         0.22              0.48            0.34
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized)...............         0.09              0.12            0.25
                                   ----------      ----------      ----------
    Total From Investment
      Operations..............         0.31              0.60            0.59
------------------------------     ------------------------------------------
Less Distributions
  Net Investment Income.......        (0.40)            (0.71)          (0.25)
  Net Realized Gains..........        (0.02)            (0.01)             --
                                   ----------      ----------      ----------
    Total Distributions.......        (0.42)            (0.72)          (0.25)
------------------------------     ------------------------------------------
Net Asset Value, End of
 Period.......................     $  10.11        $    10.22      $    10.34
------------------------------     ------------------------------------------
------------------------------     ------------------------------------------
Total Return..................         3.17%#            5.96%           6.01%#
------------------------------     ------------------------------------------
Net Assets, End of Period
 (thousands)..................     $427,272        $  418,907      $  319,272
Ratio of Expenses to Average
 Net Assets...................         0.17%*            0.18%           0.20%*
Ratio of Net Investment Income
 to Average Net Assets........         4.24%*            4.64%           4.51%*
Portfolio Turnover Rate.......        80.22%*          119.27%          87.07%*
Average Commission Rate.......          N/A               N/A             N/A
------------------------------     ------------------------------------------

  *  Annualized

  #  Non-annualized

(1)  Restated to reflect a 900% stock dividend as January 2, 1996.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At May 31, 1998, the Trust consisted of sixteen investment portfolios (collectively, the "Series"):

The U.S. Large Company Series
The Enhanced U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. 4-10 Value Series
The U.S. 6-10 Value Series
The U.S. 6-10 Small Company Series
The U.S. 9-10 Small Company Series
  (the "Domestic Equity Portfolios)

The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
  (the "Fixed Income Portfolios")

The DFA International Value Series
The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
  (the "International Equity Portfolios)

    Effective August 1, 1997. The U.S. Small Cap Value Series changed its name to The U.S. 6-10 Value Series.

    On December 1, 1997, The U.S. 9-10 Small Company Portfolio transferred its investable assets for shares with an equal value of The U.S. 9-10 Small Company Series of The DFA Investment Trust Company, a newly created series. This portfolio invests solely in this series. The series will also issue its shares to other investors.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by the International Equity Portfolios which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Fixed income instruments held by The Enhanced U.S. Large Company Series and The Fixed Income Portfolios are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. 4-10 Value Series, The U.S. 6-10 Value Series, The U.S. 6-10 Small Company Series, The U.S. 9-10 Small Company Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of these Series will be deemed to have been "passed through" to their Feeder Funds.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Trust. For the six months ended May 31, 1998, the Series' advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates:

The U.S. Large Company Series............................................  .025 of 1%
The Enhanced U.S. Large Company Series...................................   .05 of 1%
The U.S. Large Cap Value Series..........................................   .10 of 1%
The U.S. 4-10 Value Series...............................................   .10 of 1%
The U.S. 6-10 Value Series...............................................   .20 of 1%
The U.S. 6-10 Small Company Series.......................................   .03 of 1%
The U.S. 9-10 Small Company Series.......................................   .10 of 1%
The DFA International Value Series.......................................   .20 of 1%
The Japanese Small Company Series........................................   .10 of 1%
The Pacific Rim Small Company Series.....................................   .10 of 1%
The United Kingdom Small Company Series..................................   .10 of 1%
The Continental Small Company Series.....................................   .10 of 1%
The Emerging Markets Series..............................................   .10 of 1%
The Emerging Markets Small Cap Series....................................   .20 of 1%
The DFA One-Year Fixed Income Series.....................................   .05 of 1%
The DFA Two-Year Global Fixed Income Series..............................   .05 of 1%

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASE AND SALES OF SECURITIES:

    For the six months ended May 31, 1998, the Series made the following purchases and sales of investment securities:

                                                                                         OTHER
                                                              U.S. GOVERNMENT          INVESTMENT
                                                                 SECURITIES            SECURITIES
                                                            --------------------  --------------------
                                                            PURCHASES    SALES    PURCHASES    SALES
                                                            ---------  ---------  ---------  ---------
                                                              (000)      (000)      (000)      (000)
The U.S. Large Company Series.............................         --         --  $ 226,780  $  62,476
The Enhanced U.S. Large Company Series....................         --         --     18,506     11,621
The U.S. Large Cap Value Series...........................         --         --    236,159    180,682
The U.S. 4-10 Value Series................................         --         --     76,399        253
The U.S. 6-10 Value Series................................         --         --    481,156    308,306
The U.S. 6-10 Small Company Series........................         --         --    109,469     80,116
The U.S. 9-10 Small Company Series........................         --         --    198,424    207,022
The DFA International Value Series........................         --         --    160,728    178,857
The Japanese Small Company Series.........................         --         --     23,622     11,134
The Pacific Rim Small Company Series......................         --         --     34,667     30,583
The United Kingdom Small Company Series...................         --         --      4,361     24,217
The Continental Small Company Series......................         --         --        474     48,905
The Emerging Markets Series...............................         --         --     37,779     16,037
The Emerging Markets Small Cap Series.....................         --         --      3,091      1,182
The DFA One-Year Fixed Income Series......................         --         --     28,993    321,697
The DFA Two-Year Global Fixed Income Series...............         --         --    178,918    232,628

E. INVESTMENT TRANSACTIONS:

    At May 31, 1998, gross unrealized appreciation and depreciation for federal income tax purposes of futures, swap contracts, investment securities and foreign currencies for each Series were as follows:

                                                                 GROSS           GROSS
                                                               UNREALIZED      UNREALIZED
                                                              APPRECIATION    DEPRECIATION      NET
                                                             --------------  --------------  ----------
                                                                 (000)           (000)         (000)
The U.S. Large Company Series..............................    $  475,450      $   (7,588)   $  467,862
The Enhanced U.S. Large Company Series.....................         1,150            (242)          908
The U.S. Large Cap Value Series............................       518,508         (34,681)      483,827
The U.S. 4-10 Value Series.................................         4,135          (4,991)         (856)
The U.S. 6-10 Value Series.................................       714,890        (165,957)      548,933
The U.S. 6-10 Small Company Series.........................       131,688         (48,751)       82,937
The U.S. 9-10 Small Company Series.........................       544,230        (206,164)      338,066
The DFA International Value Series.........................       532,694        (291,580)      241,114
The Japanese Small Company Series..........................         1,462        (223,353)     (221,891)
The Pacific Rim Small Company Series.......................         7,758        (112,163)     (104,405)
The United Kingdom Small Company Series....................        46,573              --        46,573
The Continental Small Company Series.......................       160,015         (26,712)      133,303
The Emerging Markets Series................................        56,541        (125,323)      (68,782)
The Emerging Markets Small Cap Series......................         3,528         (12,006)       (8,478)
The DFA One-Year Fixed Income Series.......................           263             (75)          188
The DFA Two-Year Global Fixed Income Series................            --          (7,889)       (7,889)

    At November 30, 1997, The DFA One-Year Fixed Income Series had a capital loss carryover for federal income tax purposes of approximately $1,867,000 of which $1,566,000 and $301,000 expire on November 30, 2002 and 2004, respectively.

F. COMPONENTS OF NET ASSETS:

                                                     AT MAY 31, 1998 NET ASSETS CONSIST OF:
                           ------------------------------------------------------------------------------------------
                                                             (AMOUNTS IN THOUSANDS)
                                                                                          UNREALIZED
                                                                                         APPRECIATION
                                                                                        (DEPRECIATION)
                                                                                              OF
                                                                       UNDISTRIBUTED    FUTURES, SWAP
                                       UNDISTRIBUTED                   NET REALIZED       CONTRACTS,      UNREALIZED
                                            NET        UNDISTRIBUTED      FOREIGN         INVESTMENT      NET FOREIGN
                            PAID-IN     INVESTMENT     NET REALIZED      EXCHANGE       SECURITIES AND     EXCHANGE     TOTAL NET
                            CAPITAL       INCOME        GAIN (LOSS)        GAIN        FOREIGN CURRENCY   GAIN (LOSS)     ASSETS
                           ----------  -------------   -------------   -------------   ----------------   -----------   ----------
The Enhanced U.S. Large
 Company Series..........  $   45,816     $   381         $ 4,255         $   161          $    908         $  304      $   51,825
The U.S. Large Cap Value
 Series..................   1,211,229       6,697          85,407              --           483,827             --       1,787,160
The U.S. 4-10 Value
 Series..................      76,015         374              42              --              (856)            --          75,575
The U.S. 6-10 Value
 Series..................   1,904,037       7,128         155,510              --           548,933             --       2,615,608
The U.S. 6-10 Small
 Company Series..........     373,812       1,823          36,431              --            82,937             --         495,003
The U.S. 9-10 Small
 Company Series..........   1,131,086       3,615         116,224              --           338,066             --       1,588,991
The DFA International
 Value Series............   1,582,361      10,103          38,156             512           241,114           (287)      1,871,959
The DFA One-Year Fixed
 Income Series...........     839,215       4,139            (389)             --               188             --         843,153
The DFA Two-Year Global
 Fixed Income Series.....     426,405       1,064              45           4,559            (7,889)         3,088         427,272

G. FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 29, 1998.

    2. FORWARD CURRENCY CONTRACTS: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 1998, The Enhanced U.S. Large Company and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the related net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements:

THE ENHANCED U.S. LARGE COMPANY SERIES

                                                                                              UNREALIZED
                                                                                               FOREIGN
EXPIRATION                                                 CONTRACT          VALUE AT          EXCHANGE
   DATE                   CURRENCY SOLD                     AMOUNT         MAY 31, 1998      GAIN (LOSS)
----------  ------------------------------------------  --------------  -------------------  ------------
 06/29/98         52,169,803  French Francs             $    8,853,257    $     8,720,008     $  133,249
 06/29/98         23,069,417  German Marks                  13,131,463         12,940,064        191,399
 06/30/98          2,195,725  Australian Dollars             1,364,306          1,375,294        (10,988)
 06/30/98         12,791,692  Canadian Dollars               8,788,038          8,791,783         (3,745)
 06/30/98          7,495,750  Netherlands Guilders           3,734,149          3,730,937          3,212
                                                        --------------  -------------------  ------------
                                                        $   35,871,213    $    35,558,086     $  313,127
                                                        --------------  -------------------  ------------
                                                        --------------  -------------------  ------------

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                                                                                                UNREALIZED
                                                                                                  FOREIGN
EXPIRATION                                                                     VALUE AT        EXCHANGE GAIN
   DATE                   CURRENCY SOLD                 CONTRACT AMOUNT      MAY 31, 1998         (LOSS)
----------  ------------------------------------------  ----------------  -------------------  -------------
 06/26/98         51,739,784  Netherlands Guilders      $     26,115,583   $      25,752,974   $     362,609
 06/29/98        180,479,105  German Marks                   102,677,662         101,234,079       1,443,583
 06/29/98        653,364,918  French Francs                  110,757,926         109,207,761       1,550,165
 06/30/98         45,889,301  Australian Dollars              28,476,269          28,742,790        (266,521)
 06/30/98        157,220,111  Canadian Dollars               107,997,663         108,058,030         (60,367)
                                                        ----------------  -------------------  -------------
                                                        $    376,025,103   $     372,995,634   $   3,029,469
                                                        ----------------  -------------------  -------------
                                                        ----------------  -------------------  -------------

    Risks may arise upon entering into these contracts from the potential inability of counter- parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    4. FUTURES CONTRACTS. During the six months ended May 31, 1998, The Enhanced U.S. Large Company Series ("Enhanced") entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Enhanced deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Enhanced records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At May 31, 1998, Enhanced had outstanding 169 long futures contracts on the S & P 500 Index all of which expire June 19, 1998. The value of such contracts on May 31, 1998 was $46,086,300 which resulted in an unrealized gain of $463,250.

    Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

    4. EQUITY INDEX SWAPS. Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the contract is based. The daily net fluctuation is recorded as unrealized gains or losses by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counter party, the accumulated net unrealized gain or loss, which will then be recorded as realized.

    At May 31, 1998, Enhanced had an outstanding equity index swap with Morgan Stanley dated January 15, 1998 (which represents approximately 11% of the net assets of Enhanced), terminating on July 15, 1998. The notional value of the swap was $5,095,651 and Enhanced had recorded net unrealized appreciation of $665,739 consisting of $105,513 owed to Morgan Stanley and $771,252 owed to Enhanced. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.10% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S & P 500 Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

    Risks may arise upon entering into equity index swaps in the event of the default or bankruptcy of a swap agreement counter party.

H. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the six months ended May 31, 1998 borrowings under the line were as follows:

                                                                                                 MAXIMUM AMOUNT
                                            WEIGHTED        WEIGHTED      NUMBER OF    INTEREST     BORROWED
                                             AVERAGE        AVERAGE         DAYS       EXPENSE     DURING THE
                                          INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED      PERIOD
                                          -------------   ------------   -----------   -------   --------------
The U.S. Large Company Series...........      6.23%        $5,728,175         16       $19,830   $  33,400,000
The U.S. 6-10 Small Company Series......      5.99%         3,337,500          7         4,440       5,102,000
The United Kingdom Small Company
  Series................................      5.97%           160,000          2            53         160,000

    There were no outstanding borrowings under the line of credit at May 31, 1998.

I. SECURITIES LENDING:

    Loans of domestic security are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 1998 was reinvested into overnight repurchase agreements with Swiss Bank Corp., UBS Securities Inc., Salomon Brothers and Barclays De Zoete Wedd which was in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and value of collateral on overnight repurchase agreements at May 31, 1998, was as follows:

                                                                                            VALUE OF
                                                                          VALUE OF       COLLATERAL ON
                                                                         COLLATERAL        OVERNIGHT
                                                        VALUE OF            AND            REPURCHASE
                                                       SECURITIES     INDEMNIFICATION      AGREEMENTS
                                                    ----------------  ----------------  ----------------
DOMESTIC EQUITY PORTFOLIOS
The U.S. Large Company Series.....................  $    149,096,899  $    154,882,649  $    158,013,025
The U.S. Large Cap Value Series...................       126,336,012       131,583,374       134,245,296
The U.S. 6-10 Value Series........................        85,020,027        96,348,244        98,171,052
The U.S. 6-10 Small Company Series................        40,785,636        45,243,939        45,468,698
The U.S. 9-10 Small Company Series................        58,014,633        70,883,053        72,242,526

INTERNATIONAL EQUITY PORTFOLIOS
The DFA International Value Series................  $    311,067,556  $    328,083,824  $    339,953,101
The Japanese Small Company Series.................        27,526,167        29,575,413        30,652,794
The Pacific Rim Small Company Series..............         6,786,009         9,057,049         9,258,003
The Continental Small Company Series..............        17,011,833        17,755,083        18,149,194